UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08941

The Vantagepoint Funds

(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240

(Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant

777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Name and address of agent for service)

Registrant’s telephone number, including area code: (202) 962-4600

Date of fiscal year end: 12/31/15

Date of reporting period: 03/31/15

Item 1 (Schedule of Investments): The schedule of investments is set forth below.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—57.3%
Aerospace & Defense—0.1%
L-3 Communications Corp.
1.500%	05/28/2017		$970,000	$964,428

Airlines—0.1%
United Airlines Pass Through Trust, Series 2014-2, Class B
4.625%	09/03/2022		700,000	704,375

Auto Components—0.1%
Continental Rubber of America Corp.
4.500%	09/15/2019	^	865,000	896,828
Johnson Controls, Inc.
1.400%	11/02/2017		200,000	199,529

				1,096,357

Automobiles—1.1%
Daimler Finance North America LLC
1.650%	03/02/2018	^	1,100,000	1,106,584
1.375%	08/01/2017	^	980,000	981,019
1.250%	01/11/2016	^	650,000	652,529
FCA US LLC/CG Co.-Issuer, Inc.
8.000%	06/15/2019		980,000	1,032,675
Hyundai Capital America
2.125%	10/02/2017	^	265,000	267,778
2.000%	03/19/2018	^	600,000	610,048
1.625%	10/02/2015	^	580,000	582,623
Nissan Motor Acceptance Corp.
1.950%	09/12/2017	^	650,000	660,749
1.000%	03/15/2016	^	1,115,000	1,117,532
Volkswagen Group of America Finance LLC
1.600%	11/20/2017	^	680,000	686,390
1.250%	05/23/2017	^	1,520,000	1,522,598

				9,220,525

Banks—14.9%
ABN AMRO Bank NV (Netherlands)
1.056%	10/28/2016	#^	730,000	735,486
ANZ New Zealand Int’l Ltd. (New Zealand)
1.125%	03/24/2016	^	710,000	713,496
Bank of America Corp.
6.500%	08/01/2016		6,600,000	7,046,101
3.875%	03/22/2017		200,000	209,406
3.700%	09/01/2015		635,000	642,616
Bank of America Corp. MTN
1.700%	08/25/2017		830,000	833,695
1.335%	03/22/2018	#	1,480,000	1,497,936
1.250%	01/11/2016		790,000	791,643
Bank of America Corp., Series L MTN
5.650%	05/01/2018		3,750,000	4,162,714
Bank of America Corp., Series 1
3.750%	07/12/2016		520,000	536,157
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
1.450%	09/08/2017	^	1,130,000	1,130,038
0.711%	02/26/2016	#^	1,250,000	1,251,726
Banque Federative du Credit Mutuel SA (France)
1.106%	10/28/2016	#^	1,500,000	1,511,493
Barclays Bank plc (United Kingdom)
6.750%	05/22/2019		4,250,000	5,042,770
3.900%	04/07/2015		1,830,000	1,830,168
2.500%	02/20/2019		2,250,000	2,297,034
0.837%	02/17/2017	#	1,100,000	1,102,497
BB&T Corp. MTN
1.600%	08/15/2017		420,000	422,923
0.915%	02/01/2019	#	1,540,000	1,546,032

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
BNP Paribas SA (France)
0.858%	12/12/2016	#	$1,520,000	$1,525,910
BNZ International Funding Ltd. (New Zealand)
1.900%	02/26/2018	^	1,200,000	1,207,786
Capital One Bank USA NA, Bank Note
1.200%	02/13/2017		6,400,000	6,386,649
1.150%	11/21/2016		430,000	430,113
Capital One NA, Bank Note
1.650%	02/05/2018		1,070,000	1,066,498
1.500%	09/05/2017		1,040,000	1,038,190
CIT Group, Inc.
5.250%	03/15/2018		475,000	492,812
Citigroup, Inc.
6.125%	11/21/2017		4,350,000	4,836,195
4.450%	01/10/2017		1,545,000	1,629,045
2.400%	02/18/2020		4,228,000	4,247,935
1.850%	11/24/2017		940,000	947,212
1.550%	08/14/2017		1,930,000	1,932,478
1.064%	04/01/2016	#	1,320,000	1,323,840
Citizens Bank NA MTN
1.600%	12/04/2017		1,300,000	1,306,153
Compass Bank, Bank Note
1.850%	09/29/2017		1,000,000	1,007,796
Credit Agricole SA (France)
1.413%	04/15/2016	#^	1,080,000	1,088,102
1.121%	10/03/2016	#^	1,090,000	1,096,868
1.053%	04/15/2019	#^	700,000	705,750
Discover Bank
2.000%	02/21/2018		1,310,000	1,312,403
Fifth Third Bancorp
5.450%	01/15/2017		355,000	380,061
Fifth Third Bank/Ohio, Bank Note
1.150%	11/18/2016		900,000	901,666
HSBC Bank plc (United Kingdom)
0.897%	05/15/2018	#^	3,840,000	3,860,613
Huntington National Bank (The)
1.375%	04/24/2017		360,000	360,083
1.350%	08/02/2016		300,000	301,724
0.681%	04/24/2017	#	300,000	299,750
Huntington National Bank (The), Bank Note
1.300%	11/20/2016		590,000	590,817
Industrial & Commercial Bank of China Ltd. MTN (China)
2.351%	11/13/2017		590,000	594,808
JPMorgan Chase & Co.
3.150%	07/05/2016		8,090,000	8,301,497
1.156%	01/25/2018	#	750,000	759,679
JPMorgan Chase & Co. MTN
1.350%	02/15/2017		1,540,000	1,546,374
KeyBank NA, Bank Note
4.950%	09/15/2015		520,000	530,330
1.100%	11/25/2016		320,000	320,425
KeyCorp MTN
3.750%	08/13/2015		560,000	566,161
Lloyds Bank plc (United Kingdom)
2.300%	11/27/2018		320,000	325,626
Macquarie Bank Ltd. (Australia)
2.000%	08/15/2016	^	1,300,000	1,315,604
1.600%	10/27/2017	^	1,260,000	1,260,202
0.886%	10/27/2017	#^	710,000	710,430
Manufacturers & Traders Trust Co., Bank Note
1.400%	07/25/2017		1,160,000	1,163,965
1.250%	01/30/2017		870,000	872,334

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Mitsubishi UFJ Trust & Banking Corp. (Japan)
1.600%	10/16/2017	^	$740,000	$739,835
Mizuho Bank Ltd. (Japan)
1.700%	09/25/2017	^	610,000	611,741
1.300%	04/16/2017	^	610,000	607,857
0.717%	09/25/2017	#^	400,000	399,424
National Australia Bank Ltd. (Australia)
1.300%	06/30/2017	^	260,000	260,203
PNC Bank NA, Bank Note
1.150%	11/01/2016		400,000	401,958
Regions Financial Corp.
2.000%	05/15/2018		920,000	919,838
Royal Bank of Canada (Canada)
0.625%	12/04/2015		3,914,000	3,917,002
Royal Bank of Scotland Group plc (United Kingdom)
2.550%	09/18/2015		445,000	448,297
1.875%	03/31/2017		1,000,000	999,048
1.213%	03/31/2017	#	1,300,000	1,305,482
Royal Bank of Scotland plc (The) (United Kingdom)
4.375%	03/16/2016		274,000	282,754
3.950%	09/21/2015		4,990,000	5,065,344
Santander US Debt SAU (Spain)
3.781%	10/07/2015	^	900,000	914,742
Standard Chartered Bank (United Kingdom)
6.400%	09/26/2017	^	1,500,000	1,655,288
Standard Chartered plc (United Kingdom)
3.200%	05/12/2016	^	4,100,000	4,192,746
2.400%	09/08/2019	^	2,000,000	1,999,590
Sumitomo Mitsui Banking Corp. (Japan)
1.300%	01/10/2017		590,000	590,064
0.927%	07/19/2016	#	330,000	331,330
0.900%	01/18/2016		480,000	480,704
SunTrust Bank
5.200%	01/17/2017		1,320,000	1,407,360
SunTrust Bank, Bank Note
1.350%	02/15/2017		1,540,000	1,545,550
Svenska Handelsbanken AB (Sweden)
0.715%	03/21/2016	#	1,500,000	1,505,973

				122,429,945

Beverages—0.3%
Heineken NV (Netherlands)
0.800%	10/01/2015	^	250,000	250,226
SABMiller Holdings, Inc.
2.450%	01/15/2017	^	720,000	736,116
0.945%	08/01/2018	#^	370,000	371,386
Suntory Holdings Ltd. (Japan)
1.650%	09/29/2017	^	1,130,000	1,135,262

				2,492,990

Biotechnology—0.2%
Amgen, Inc.
1.250%	05/22/2017		1,740,000	1,739,501

Building Products—0.1%
Masco Corp.
4.800%	06/15/2015		465,000	468,775

Capital Markets—1.9%
Bank of New York Mellon Corp. (The) MTN
0.815%	08/01/2018	#	750,000	753,547
Credit Suisse (Switzerland)
1.750%	01/29/2018		800,000	802,760

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Credit Suisse MTN (Switzerland)
1.375%	05/26/2017		$2,210,000	$2,214,681
Goldman Sachs Group, Inc. (The)
3.625%	02/07/2016		1,350,000	1,379,171
Goldman Sachs Group, Inc. (The) MTN
1.357%	11/15/2018	#	910,000	920,748
Hutchison Whampoa International 12 II Ltd. (Cayman Islands)
2.000%	11/08/2017	^	480,000	484,109
Macquarie Group Ltd. (Australia)
1.255%	01/31/2017	#^	1,540,000	1,548,966
Morgan Stanley
1.875%	01/05/2018		740,000	745,560
1.396%	01/27/2020	#	2,010,000	2,042,429
Morgan Stanley MTN
0.997%	07/23/2019	#	1,930,000	1,929,554
Nomura Holdings, Inc. MTN (Japan)
1.720%	09/13/2016	#	1,310,000	1,328,617
UBS AG MTN (Switzerland)
1.800%	03/26/2018		1,600,000	1,605,597

				15,755,739

Chemicals—0.2%
Ashland, Inc.
3.875%	04/15/2018	†	1,050,000	1,080,188
3.000%	03/15/2016		275,000	278,437
Ineos Finance plc (United Kingdom)
8.375%	02/15/2019	^	507,500	540,208

				1,898,833

Commercial Services & Supplies—0.1%
Mobile Mini, Inc.
7.875%	12/01/2020		700,000	742,000

Communications Equipment—0.3%
Cisco Systems, Inc.
1.100%	03/03/2017		1,100,000	1,107,403
0.542%	03/03/2017	#	1,100,000	1,104,001

				2,211,404

Construction & Engineering—0.4%
Heathrow Funding Ltd. (Jersey, Channel Islands)
2.500%	06/25/2015	^	3,500,000	3,511,991

Consumer Finance—4.8%
Ally Financial, Inc.
3.250%	09/29/2017		1,200,000	1,194,756
American Express Co.
0.852%	05/22/2018	#	1,410,000	1,411,935
American Express Credit Corp.
0.763%	07/29/2016	#	1,120,000	1,124,167
American Express Credit Corp. MTN
2.750%	09/15/2015		2,500,000	2,524,543
1.750%	06/12/2015		2,675,000	2,680,545
1.125%	06/05/2017		230,000	230,028
American Honda Finance Corp.
1.125%	10/07/2016		600,000	603,511
Capital One Financial Corp.
2.450%	04/24/2019		2,500,000	2,532,112
Caterpillar Financial Services Corp. MTN
1.250%	08/18/2017		730,000	734,186
1.000%	03/03/2017		1,030,000	1,034,008
Ford Motor Credit Co. LLC
4.250%	02/03/2017		800,000	840,423

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
3.000%	06/12/2017			$690,000	$711,477
1.684%	09/08/2017			1,350,000	1,348,874
1.192%	01/09/2018	#		3,469,000	3,480,763
Ford Motor Credit Co. LLC, Series 1
1.098%	03/12/2019	#		1,060,000	1,057,694
General Motors Financial Co., Inc.
3.000%	09/25/2017			890,000	907,800
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^		420,000	420,929
HSBC Finance Corp.
0.692%	06/01/2016	#		5,347,000	5,340,669
HSBC USA, Inc.
1.700%	03/05/2018			1,410,000	1,413,240
1.147%	09/24/2018	#		900,000	911,176
International Lease Finance Corp.
3.875%	04/15/2018			1,095,000	1,114,163
2.221%	06/15/2016	#		1,295,000	1,299,856
John Deere Capital Corp.
1.050%	10/11/2016			560,000	563,176
John Deere Capital Corp. MTN
1.350%	01/16/2018			595,000	597,611
1.125%	06/12/2017			1,240,000	1,244,587
PACCAR Financial Corp. MTN
1.100%	06/06/2017			370,000	370,604
0.864%	12/06/2018	#		290,000	291,819
0.800%	02/08/2016			300,000	301,204
Synchrony Financial
3.000%	08/15/2019			580,000	592,946
1.875%	08/15/2017			460,000	460,627
1.485%	02/03/2020	#		380,000	382,207
Toyota Motor Credit Corp. MTN
1.125%	05/16/2017			1,750,000	1,755,502

					39,477,138

Containers & Packaging—0.2%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)
3.271%	12/15/2019	#^		1,730,000	1,693,238

Diversified Financial Services—3.9%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
2.250%	01/14/2019			8,000,000	8,144,792
ERAC USA Finance LLC
1.400%	04/15/2016	^		230,000	230,792
GE Capital UK Funding MTN (Ireland)
0.716%	03/20/2017	#	GBP	700,000	1,035,338
General Electric Capital Corp. MTN
6.000%	08/07/2019			$600,000	701,590
5.500%	01/08/2020			3,323,000	3,851,799
1.250%	05/15/2017			1,715,000	1,724,439
0.902%	07/12/2016	#		7,757,000	7,811,376
Moody’s Corp.
2.750%	07/15/2019			6,918,000	7,078,926
Nationwide Building Society (United Kingdom)
2.350%	01/21/2020	^		1,200,000	1,209,028

					31,788,080

Diversified Telecommunication Services—2.9%
AT&T, Inc.
1.700%	06/01/2017			4,785,000	4,803,738
British Telecommunications plc (United Kingdom)
1.625%	06/28/2016			320,000	322,464

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017		$370,000	$373,340
Deutsche Telekom International Finance BV (Netherlands)
3.125%	04/11/2016	^	3,000,000	3,065,598
Verizon Communications, Inc.
2.625%	02/21/2020		7,384,000	7,520,752
2.021%	09/14/2018	#	4,134,000	4,315,466
1.801%	09/15/2016	#	280,000	284,614
1.350%	06/09/2017		1,240,000	1,241,476
0.700%	11/02/2015		580,000	580,105
Windstream Corp.
7.875%	11/01/2017		880,000	957,000

				23,464,553

Electric Utilities—1.0%
Duke Energy Corp.
0.651%	04/03/2017	#	460,000	461,229
Electricite de France SA (France)
1.150%	01/20/2017	^	790,000	793,227
0.717%	01/20/2017	#^	450,000	450,921
Georgia Power Co.
0.591%	03/15/2016	#	1,394,000	1,393,558
NextEra Energy Capital Holdings, Inc.
1.339%	09/01/2015		1,100,000	1,103,180
1.200%	06/01/2015		210,000	210,020
RJS Power Holdings LLC
5.125%	07/15/2019	^	1,340,000	1,326,600
Southern California Edison Co.
1.845%	02/01/2022		2,200,000	2,213,330

				7,952,065

Electrical Equipment—0.1%
Eaton Corp.
0.950%	11/02/2015		560,000	560,166

Electronic Equipment, Instruments & Components—0.1%
Amphenol Corp.
1.550%	09/15/2017		470,000	471,630

Energy Equipment & Services—0.8%
Cameron International Corp.
1.400%	06/15/2017		400,000	394,331
Ensco plc (United Kingdom)
4.700%	03/15/2021		3,682,000	3,726,287
Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc.
6.500%	11/15/2020		399,000	424,436
Nabors Industries, Inc.
2.350%	09/15/2016		1,200,000	1,196,968
National Oilwell Varco, Inc.
1.350%	12/01/2017		830,000	823,264

				6,565,286

Food & Staples Retailing—0.4%
Kroger Co. (The)
2.200%	01/15/2017		650,000	661,354
0.787%	10/17/2016	#	910,000	912,080
Sysco Corp.
1.450%	10/02/2017		420,000	423,495
Walgreens Boots Alliance, Inc.
2.700%	11/18/2019		250,000	255,671
1.750%	11/17/2017		330,000	333,210
0.706%	05/18/2016	#	590,000	591,053

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Woolworths Ltd. (Australia)
2.550%	09/22/2015	^	$58,000	$58,513

				3,235,376

Food Products—1.0%
ConAgra Foods, Inc.
1.350%	09/10/2015		200,000	200,433
1.300%	01/25/2016		300,000	300,847
General Mills, Inc.
1.400%	10/20/2017		1,070,000	1,073,449
Ingredion, Inc.
3.200%	11/01/2015		310,000	313,850
Kraft Foods Group, Inc.
1.625%	06/04/2015		440,000	440,755
Tyson Foods, Inc.
2.650%	08/15/2019		4,604,000	4,719,012
Want Want China Finance Ltd. (Virgin Islands, British)
1.875%	05/14/2018	^	680,000	674,400
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	200,000	202,292
1.400%	10/21/2016	^	200,000	200,810

				8,125,848

Gas Utilities—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019		1,000,000	1,042,500

Health Care Equipment & Supplies—1.1%
Becton Dickinson and Co.
1.800%	12/15/2017		430,000	433,579
0.721%	06/15/2016	#	310,000	310,470
CareFusion Corp.
1.450%	05/15/2017		1,800,000	1,802,288
Medtronic, Inc.
2.500%	03/15/2020	^	4,724,000	4,831,948
1.500%	03/15/2018	^	390,000	391,863
Zimmer Holdings, Inc.
2.700%	04/01/2020		280,000	284,100
2.000%	04/01/2018		910,000	917,676

				8,971,924

Health Care Providers & Services—1.5%
Anthem, Inc.
2.375%	02/15/2017		5,430,000	5,544,438
2.300%	07/15/2018		3,000,000	3,046,140
1.250%	09/10/2015		550,000	551,372
Express Scripts Holding Co.
1.250%	06/02/2017		570,000	569,767
McKesson Corp.
1.292%	03/10/2017		400,000	400,596
Tenet Healthcare Corp.
6.250%	11/01/2018		735,000	799,312
UnitedHealth Group, Inc.
0.850%	10/15/2015		1,358,000	1,360,890

				12,272,515

Hotels, Restaurants & Leisure—0.0%
Carnival Corp. (Panama)
1.875%	12/15/2017		280,000	281,183

Household Durables—0.1%
Whirlpool Corp.
1.650%	11/01/2017		490,000	493,440

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Independent Power and Renewable Electricity Producers—0.2%
AES Corp.
3.262%	06/01/2019	#	$1,140,000	$1,137,150
TransAlta Corp. (Canada)
1.900%	06/03/2017		360,000	358,004

				1,495,154

Insurance—1.9%
Aflac, Inc.
3.450%	08/15/2015	†	2,937,000	2,967,098
Metropolitan Life Global Funding I
0.783%	07/15/2016	#^	4,000,000	4,021,096
Principal Life Global Funding II
1.000%	12/11/2015	^	660,000	662,354
Prudential Covered Trust, Series 2012-1
2.997%	09/30/2015	^	1,592,500	1,608,474
Prudential Financial, Inc. MTN
6.100%	06/15/2017		2,500,000	2,754,845
1.037%	08/15/2018	#	600,000	604,059
Prudential Financial, Inc., Series C MTN
4.750%	06/13/2015		2,290,000	2,307,487
TIAA Asset Management Finance Co. LLC
2.950%	11/01/2019	^	810,000	831,047

				15,756,460

Internet Software & Services—0.3%
Alibaba Group Holding Ltd. (Cayman Islands)
2.500%	11/28/2019	^	200,000	200,287
1.625%	11/28/2017	^	600,000	601,971
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017		500,000	505,267
IAC/InterActiveCorp
4.875%	11/30/2018		350,000	362,250
Tencent Holdings Ltd. (Cayman Islands)
2.000%	05/02/2017	^	800,000	804,896

				2,474,671

IT Services—0.3%
Computer Sciences Corp.
2.500%	09/15/2015		270,000	271,955
Fidelity National Information Services, Inc.
2.000%	04/15/2018		380,000	382,129
1.450%	06/05/2017		190,000	189,944
International Business Machines Corp.
1.125%	02/06/2018		2,000,000	1,995,894

				2,839,922

Life Sciences Tools & Services—0.2%
Life Technologies Corp.
3.500%	01/15/2016		1,300,000	1,325,817
Thermo Fisher Scientific, Inc.
1.300%	02/01/2017		400,000	400,399

				1,726,216

Machinery—0.1%
CNH Industrial Capital LLC
3.875%	11/01/2015		1,035,000	1,045,350

Marine—0.1%
AP Moeller - Maersk A/S (Denmark)
2.550%	09/22/2019	^	1,000,000	1,017,490

Media—0.6%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.125%	02/15/2016		500,000	509,594

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
DISH DBS Corp.
4.625%	07/15/2017		$1,000,000	$1,028,750
NBCUniversal Enterprise, Inc.
0.938%	04/15/2018	#^	500,000	504,049
Starz LLC/Starz Finance Corp.
5.000%	09/15/2019		1,010,000	1,042,825
Thomson Reuters Corp. (Canada)
1.650%	09/29/2017		950,000	952,457
1.300%	02/23/2017		400,000	400,641
Time Warner, Inc.
3.150%	07/15/2015		440,000	443,224

				4,881,540

Metals & Mining—3.6%
Anglo American Capital plc (United Kingdom)
2.625%	09/27/2017	^	4,400,000	4,461,503
1.203%	04/15/2016	#^	350,000	349,907
ArcelorMittal (Luxembourg)
4.500%	08/05/2015		1,000,000	1,008,750
Barrick North America Finance LLC
6.800%	09/15/2018		6,056,000	6,944,300
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017	^†	720,000	711,450
Freeport-McMoRan, Inc.
2.300%	11/14/2017		640,000	638,359
2.150%	03/01/2017		490,000	488,420
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	5,735,000	5,822,510
Glencore Funding LLC
2.500%	01/15/2019	^	417,000	417,575
1.613%	01/15/2019	#^	1,230,000	1,231,570
Rio Tinto Finance USA Ltd. (Australia)
6.500%	07/15/2018		3,500,000	4,023,929
1.875%	11/02/2015		3,435,000	3,448,235

				29,546,508

Multiline Retail—0.0%
Family Tree Escrow LLC
5.250%	03/01/2020	^	140,000	147,350

Oil, Gas & Consumable Fuels—4.8%
Boardwalk Pipelines LP
5.875%	11/15/2016		320,000	336,091
BP Capital Markets plc (United Kingdom)
1.674%	02/13/2018		1,360,000	1,367,001
0.766%	05/10/2018	#	240,000	240,038
Canadian Natural Resources Ltd. (Canada)
1.750%	01/15/2018		700,000	697,003
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
1.125%	05/09/2016		620,000	619,403
CNOOC Nexen Finance 2014 ULC (Canada)
1.625%	04/30/2017		590,000	588,935
CNPC General Capital Ltd. (Virgin Islands, British)
1.157%	05/14/2017	#^	700,000	701,342
Enbridge, Inc. (Canada)
0.712%	06/02/2017	#	420,000	414,933
Enterprise Products Operating LLC
1.250%	08/13/2015		280,000	280,433
Hess Corp.
1.300%	06/15/2017		460,000	456,310
Kinder Morgan, Inc.
3.050%	12/01/2019		4,295,000	4,342,228
2.000%	12/01/2017		300,000	299,725

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Marathon Oil Corp.
0.900%	11/01/2015		$630,000	$630,220
Murphy Oil Corp.
2.500%	12/01/2017		430,000	424,180
Phillips 66
2.950%	05/01/2017		5,616,000	5,811,426
Phillips 66 Partners LP
2.646%	02/15/2020		5,616,000	5,645,939
Rockies Express Pipeline LLC
3.900%	04/15/2015	^†	680,000	680,425
Sabine Pass LNG LP
7.500%	11/30/2016		1,010,000	1,078,175
Sinopec Capital 2013 Ltd. (Virgin Islands, British)
1.250%	04/24/2016	^	630,000	629,457
Statoil ASA (Norway)
0.716%	11/08/2018	#	800,000	800,684
0.547%	05/15/2018	#	2,285,000	2,279,043
Suncor Energy, Inc. (Canada)
6.100%	06/01/2018		7,071,000	7,971,096
Total Capital International SA (France)
0.826%	08/10/2018	#	780,000	784,766
TransCanada PipeLines Ltd. (Canada)
0.953%	06/30/2016	#	1,300,000	1,304,388
WPX Energy, Inc.
5.250%	01/15/2017		990,000	999,900

				39,383,141

Pharmaceuticals—2.9%
AbbVie, Inc.
1.750%	11/06/2017		1,450,000	1,456,059
Actavis Funding SCS (Luxembourg)
3.000%	03/12/2020		2,963,000	3,034,811
2.350%	03/12/2018		1,630,000	1,653,213
1.850%	03/01/2017		1,110,000	1,118,529
1.523%	03/12/2020	#	820,000	832,124
1.300%	06/15/2017		700,000	694,385
Actavis, Inc.
3.250%	10/01/2022		1,193,000	1,193,845
EMD Finance LLC
1.700%	03/19/2018	^	8,098,000	8,147,212
Merck & Co., Inc.
1.850%	02/10/2020		3,511,000	3,535,893
0.616%	05/18/2018	#	1,120,000	1,124,321
Mylan, Inc.
1.800%	06/24/2016		200,000	201,669
1.350%	11/29/2016		340,000	339,703
Perrigo Co. plc (Ireland)
1.300%	11/08/2016		700,000	699,843

				24,031,607

Real Estate Investment Trusts (REITs)—0.4%
ARC Properties Operating Partnership LP
2.000%	02/06/2017		400,000	388,800
Digital Realty Trust LP
4.500%	07/15/2015		1,110,000	1,112,776
Health Care REIT, Inc.
3.625%	03/15/2016		440,000	451,179
Healthcare Realty Trust, Inc.
6.500%	01/17/2017		340,000	369,977
Liberty Property LP
6.625%	10/01/2017		445,000	496,415
Ventas Realty LP
1.550%	09/26/2016		481,000	484,369

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
1.250%	04/17/2017		$290,000	$289,513

				3,593,029

Real Estate Management & Development—0.1%
WEA Finance LLC/Westfield UK & Europe Finance plc
2.700%	09/17/2019	^	400,000	405,331
1.750%	09/15/2017	^	330,000	331,901

				737,232

Road & Rail—0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017		465,000	478,950
Hertz Corp. (The)
6.750%	04/15/2019		1,000,000	1,037,500
JB Hunt Transport Services, Inc.
3.375%	09/15/2015		850,000	859,149
2.400%	03/15/2019		770,000	784,951
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.125%	05/11/2015	^	800,000	801,710
2.500%	03/15/2016	^	620,000	629,125
2.500%	06/15/2019	^	290,000	290,663
Ryder System, Inc. MTN
2.500%	03/01/2017		540,000	550,517

				5,432,565

Semiconductors & Semiconductor Equipment—0.1%
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	410,000	406,750

Software—0.1%
Autodesk, Inc.
1.950%	12/15/2017		430,000	430,624

Specialty Retail—0.1%
AutoZone, Inc.
1.300%	01/13/2017		440,000	441,049

Technology Hardware, Storage & Peripherals—1.0%
Hewlett-Packard Co.
5.500%	03/01/2018		1,000,000	1,108,404
3.000%	09/15/2016		4,436,000	4,554,654
2.650%	06/01/2016		750,000	764,238
1.193%	01/14/2019	#	650,000	644,161
Seagate HDD Cayman (Cayman Islands)
3.750%	11/15/2018		780,000	813,584

				7,885,041

Thrifts & Mortgage Finance—0.6%
Abbey National Treasury Services plc (United Kingdom)
1.650%	09/29/2017		1,700,000	1,711,645
Astoria Financial Corp.
5.000%	06/19/2017		690,000	730,874
BPCE SA (France)
1.625%	02/10/2017		550,000	555,295
BPCE SA MTN (France)
1.506%	04/25/2016	#	800,000	807,407
0.875%	06/23/2017	#	490,000	490,975
Santander Bank NA
2.000%	01/12/2018		900,000	904,436

				5,200,632

Tobacco—0.9%
BAT International Finance plc (United Kingdom)
1.400%	06/05/2015	^	800,000	800,957

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Lorillard Tobacco Co.
6.875%	05/01/2020		$2,834,000	$3,381,492
2.300%	08/21/2017	†	2,877,000	2,906,719
Reynolds American, Inc.
1.050%	10/30/2015		290,000	290,300

				7,379,468

Trading Companies & Distributors—0.2%
Aircastle Ltd. (Bermuda)
6.750%	04/15/2017		1,210,000	1,306,800
GATX Corp.
2.500%	07/30/2019		700,000	706,117

				2,012,917

Wireless Telecommunication Services—0.3%
SBA Communications Corp.
5.625%	10/01/2019		430,000	455,585
T-Mobile USA, Inc.
5.250%	09/01/2018	†	720,000	746,100
Vodafone Group plc (United Kingdom)
0.642%	02/19/2016	#	1,210,000	1,211,183

				2,412,868

TOTAL CORPORATE OBLIGATIONS (Cost $466,300,478)				469,909,389

FLOATING RATE LOANS—0.6%**
ABC Supply Co. Term Loan
3.500%	04/16/2020	#	985,000	984,261
ARAMARK Corp., Extended Term Loan
3.250%	09/06/2019	#	1,455,000	1,460,304
Asurion LLC Non-Amortizing 1st Lien Term Loan
3.750%	03/03/2017	#	400,000	399,750
CDW LLC Term Loan
3.250%	04/29/2020	#	984,929	977,178
Dole Food Co., Inc. Tranche B Term Loan
4.500%	11/01/2018	#	954,167	958,494
H.J. Heinz Co. 1st Lien Term Loan B2
3.250%	06/05/2020	#	170,333	170,852

TOTAL FLOATING RATE LOANS (Cost $4,950,380)				4,950,839

MORTGAGE-BACKED SECURITIES—4.9%
Commercial Mortgage-Backed Securities— 1.5%
American Homes 4 Rent, Series 2014-SFR1, Class A
1.250%	06/17/2031	#^	670,896	665,105
Colony American Homes, Series 2014-1A, Class A
1.327%	05/17/2031	#^	707,124	703,344
Colony American Homes, Series 2014-2A, Class A
1.125%	07/17/2031	#^	1,241,099	1,223,613
Hilton USA Trust, Series 2013-HLF, Class AFL
1.173%	11/05/2030	#^	1,389,506	1,389,956
Invitation Homes Trust, Series 2013-SFR1, Class A
1.400%	12/17/2030	#^	919,800	918,462
Invitation Homes Trust, Series 2014-SFR1, Class A
1.177%	06/17/2031	#^	3,570,000	3,537,691
Invitation Homes Trust, Series 2014-SFR2, Class A
1.277%	09/17/2031	#^	2,220,000	2,202,772
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A
1.428%	01/15/2032	#^	1,600,000	1,600,765

				12,241,708

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Non-Agency Mortgage-Backed Securities— 2.4%
Banc of America Mortgage Trust, Series 2004-L, Class 1A1
2.691%	01/25/2035	#	$357,673	$354,853
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	1,297,624	1,222,072
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.624%	11/25/2023	#	848,418	849,715
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class M1
1.223%	03/25/2025	#	830,000	831,036
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.174%	10/25/2023	#	1,155,275	1,170,774
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
1.774%	01/25/2024	#	1,296,660	1,304,322
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.124%	05/25/2024	#	1,356,730	1,353,525
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C03, Class 1M1
1.374%	07/25/2024	#	3,287,102	3,290,108
Fosse Master Issuer plc, Series 2012-1A, Class 2A2 (United Kingdom)
1.657%	10/18/2054	#^	1,435,990	1,444,113
GSAMP Trust, Series 2004-SEA2, Class M1
0.824%	03/25/2034	#	923,752	925,495
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%	03/25/2043	#^	724,753	728,037
MLCC Mortgage Investors Trust, Series 2004-1, Class 2A2
2.226%	12/25/2034	#	827,368	839,873
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	719,021	723,167
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	595,080	605,137
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	826,998	802,827
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	918,361	892,266
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059	#^	459,188	461,479
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	860,976	862,007
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065	#^	507,724	508,116
Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 2A1
2.159%	10/19/2034	#	201,350	167,697
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class B1
2.619%	09/25/2034	#	745,521	611,940

				19,948,559

U.S. Government Agency Mortgage-Backed Securities— 1.0%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038	^	782,030	806,543
Federal National Mortgage Association
3.130%	07/01/2041	#	1,916,677	2,041,144
2.994%	06/01/2041	#	929,092	987,221
1.988%	10/01/2034	#	808,896	857,352
1.923%	09/01/2034	#	74,697	79,021
1.915%	09/01/2034	#	108,350	114,601
1.804%	10/01/2034	#	126,916	134,289

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		$66,396	$66,732
National Credit Union Administration Guaranteed Notes, Series 2010-R3, Class 1A
0.735%	12/08/2020	#	2,629,783	2,655,038

				7,741,941

TOTAL MORTGAGE-BACKED SECURITIES (Cost $40,063,413)				39,932,208

U.S. TREASURY OBLIGATIONS—16.2%
U.S. Treasury Notes—16.2%
U.S. Treasury Note
1.000%	02/15/2018		20,400,000	20,482,865
0.875%	07/15/2017		5,005,000	5,030,415
0.750%	10/31/2017 - 02/28/2018		24,921,000	24,912,480
0.625%	12/31/2016 - 02/15/2017		17,030,000	17,066,303
0.500%	08/31/2016 - 01/31/2017		25,030,000	25,050,465
0.375%	03/15/2016	‡‡	315,000	315,345
0.375%	10/31/2016		25,400,000	25,370,231
0.250%	10/31/2015		14,266,000	14,272,691

				132,500,795

TOTAL U.S. TREASURY OBLIGATIONS (Cost $132,130,018)				132,500,795

GOVERNMENT RELATED OBLIGATIONS—4.5%
U.S. Government Agencies—1.0%
Federal Home Loan Bank, Series 3823
0.500%	09/28/2016		3,870,000	3,871,006
Federal Home Loan Mortgage Corp.
1.400%	02/13/2018		4,006,000	4,011,128

				7,882,134

Non-U.S. Government Agencies—0.5%
FMS Wertmanagement AoeR (Germany)
1.125%	09/05/2017		1,600,000	1,610,790
0.625%	01/30/2017		1,620,000	1,619,414
Korea Expressway Corp. (Korea, Republic of)
1.625%	04/28/2017	^	700,000	699,607

				3,929,811

Sovereign Debt—0.7%
Bank of England Euro Note (United Kingdom)
1.250%	03/16/2018	^	2,500,000	2,518,565
Caisse d’Amortissement de la Dette Sociale (France)
1.250%	03/12/2018	^	1,410,000	1,416,322
Instituto de Credito Oficial (Spain)
1.125%	04/01/2016	^	1,610,000	1,613,539

				5,548,426

Supranational—0.9%
European Investment Bank
1.125%	04/15/2015-12/15/2016		7,565,000	7,584,040

				7,584,040

U.S. Municipal Bonds—1.2%
California Earthquake Authority Revenue Bonds (California)
1.824%	07/01/2017		700,000	704,347

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
California General Obligation Bonds (California)
5.450%	04/01/2015		$3,635,000	$3,635,000
1.050%	02/01/2016		755,000	758,790
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A (Florida)
2.995%	07/01/2020		3,125,000	3,214,969
1.298%	07/01/2016		1,955,000	1,969,526

				10,282,632

Non-U.S. Regional Authority Bonds—0.2%
Province of British Columbia (Canada)
1.200%	04/25/2017		2,000,000	2,016,058

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $36,944,388)				37,243,101

ASSET-BACKED SECURITIES—12.6%
Automobiles—3.1%
Ally Master Owner Trust Series 2013-2, Class A
0.625%	04/15/2018	#	1,600,000	1,601,561
Capital Auto Receivables Asset Trust Series 2014-2, Class A1
0.476%	06/20/2016	#	1,605,000	1,604,697
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		330,000	331,358
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		330,000	329,887
Ford Credit Auto Owner Trust Series 2013-A, Class A3
0.550%	07/15/2017		1,930,171	1,930,507
Harley-Davidson Motorcycle Trust Series 2014-1, Class A3
1.100%	09/15/2019		5,502,000	5,509,384
Nissan Auto Receivables Owner Trust Series 2011-A, Class A4
1.940%	09/15/2017		244,356	244,927
Porsche Financial Auto Securitization Trust Series 2014-1, Class A3
0.670%	01/23/2018	^	7,789,000	7,790,324
Toyota Auto Receivables Owner Trust Series 2014-B, Class A4
1.310%	09/16/2019		400,000	401,531
Volkswagen Auto Loan Enhanced Trust Series 2014-1, Class A3
0.910%	10/22/2018		5,436,000	5,430,871

				25,175,047

Credit Card—8.3%
American Express Credit Account Master Trust Series 2014-1, Class A
0.545%	12/15/2021	#	5,989,000	5,981,352
BA Credit Card Trust Series 2014-A1, Class A
0.555%	06/15/2021	#	5,600,000	5,602,338
Cabela’s Credit Card Master Note Trust Series 2014-2, Class A
0.625%	07/15/2022	#	2,531,000	2,527,465
Cabela’s Credit Card Master Note Trust Series 2014-1, Class A
0.525%	03/16/2020	#	2,195,000	2,196,094

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7
5.750%	07/15/2020		$2,100,000	$2,329,933
Capital One Multi-Asset Execution Trust Series 2007-A5, Class A5
0.215%	07/15/2020	#	4,900,000	4,868,285
Capital One Multi-Asset Execution Trust Series 2014-A3, Class A3
0.555%	01/18/2022	#	1,800,000	1,802,766
Chase Issuance Trust Series 2013-A9, Class A
0.595%	11/16/2020	#	9,000,000	9,031,064
Chase Issuance Trust Series 2006-A2, Class A2
5.160%	04/16/2018		2,114,000	2,196,541
Chase Issuance Trust Series 2007-B1, Class B1
0.425%	04/15/2019	#	1,500,000	1,492,435
Citibank Credit Card Issuance Trust Series 2013-A6, Class A6
1.320%	09/07/2018		3,897,000	3,926,993
Citibank Credit Card Issuance Trust Series 2008-A2, Class A2
1.323%	01/23/2020	#	3,300,000	3,383,553
Citibank Credit Card Issuance Trust Series 2006-A3, Class A3
5.300%	03/15/2018		960,000	1,002,917
Discover Card Execution Note Trust Series 2014-A1, Class A1
0.605%	07/15/2021	#	3,200,000	3,210,243
Discover Card Execution Note Trust Series 2013-A6, Class A6
0.625%	04/15/2021	#	5,558,000	5,578,070
Discover Card Execution Note Trust Series 2007-A1, Class A1
5.650%	03/16/2020		750,000	830,313
Synchrony Credit Card Master Note Trust Series 2012-6, Class A
1.360%	08/17/2020		4,840,000	4,841,963
Synchrony Credit Card Master Note Trust Series 2012-5, Class A
0.950%	06/15/2018		1,390,000	1,391,210
Synchrony Credit Card Master Note Trust Series 2012-3, Class A
0.625%	03/15/2020	#	5,720,000	5,726,032

				67,919,567

Other—1.1%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		1,300,679	1,302,517
Global SC Finance II SRL (Barbados) Series 2014-1A, Class A1
3.190%	07/17/2029	^	1,792,000	1,806,033
GreatAmerica Leasing Receivables Funding LLC Series 2013-1, Class C
1.830%	06/17/2019	^	250,000	249,550
Kubota Credit Owner Trust Series 2015-1A, Class A2
0.940%	12/15/2017	^	1,785,000	1,785,638
TAL Advantage V LLC Series 2014-2A, Class A1
1.700%	05/20/2039	^	2,365,044	2,350,428

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Trade MAPS 1 Ltd. (Ireland) Series 2013-1A, Class A
0.875%	12/10/2018	#^	$1,800,000	$1,799,744

				9,293,910

Student Loan—0.1%
Nelnet Student Loan Trust Series 2014-2A, Class A1
0.454%	06/25/2021	#^	647,906	647,858

TOTAL ASSET-BACKED SECURITIES (Cost $103,145,127)				103,036,382

			Shares	Value
MONEY MARKET FUNDS—4.1%
Institutional Money Market Funds—4.1%
Dreyfus Institutional Cash Advantage Fund, 0.06%		††¥	850,000	850,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%			¥28,828,116	28,828,116
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		††¥	869,433	869,433
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.09%		††¥	850,000	850,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.08%		††¥	850,000	850,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%		††¥	850,000	850,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.10%		††¥	850,000	850,000

TOTAL MONEY MARKET FUNDS (Cost $33,947,549)				33,947,549

TOTAL INVESTMENTS—100.2% (Cost $817,481,353)				821,520,263
Other assets less liabilities—(0.2%)				(1,774,499)

NET ASSETS—100.0%				$819,745,764

Legend to the Schedule of Investments:

GBP	British Pound Sterling
MTN	Medium Term Note
REIT	Real Estate Investment Trust

^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $139,352,206, which represents 17.0% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—5.1%
Banks—1.0%
Bank of America Corp.
5.750%	12/01/2017		$1,100,000	$1,211,137
Bank of America Corp., Series L
2.600%	01/15/2019		1,300,000	1,323,842
Credit Agricole SA (France)
8.125%	09/19/2033	#	1,000,000	1,140,000
Intesa Sanpaolo SpA (Italy)
6.500%	02/24/2021	^	500,000	594,624
2.375%	01/13/2017		700,000	708,653
KBC Bank NV (Belgium)
8.000%	01/25/2023	#	400,000	450,500

				5,428,756

Capital Markets—1.0%
Goldman Sachs Group, Inc. (The) MTN
3.850%	07/08/2024		2,600,000	2,724,194
UBS AG (Switzerland)
7.625%	08/17/2022		300,000	364,393
5.125%	05/15/2024		1,300,000	1,354,367
UBS AG MTN (Switzerland)
4.750%	05/22/2023	#	900,000	932,981

				5,375,935

Consumer Finance—0.4%
Navient Corp. MTN
6.250%	01/25/2016		1,993,000	2,055,281

Diversified Telecommunication Services—0.5%
AT&T, Inc.
0.693%	03/30/2017	#	3,000,000	2,996,166

Electric Utilities—0.2%
Electricite de France SA (France)
1.150%	01/20/2017	^	200,000	200,817
0.717%	01/20/2017	#^	700,000	701,432

				902,249

Health Care Equipment & Supplies—0.8%
Medtronic, Inc.
4.375%	03/15/2035	^	1,300,000	1,416,552
Zimmer Holdings, Inc.
3.550%	04/01/2025		2,600,000	2,657,197

				4,073,749

Oil, Gas & Consumable Fuels—0.7%
BG Energy Capital plc (United Kingdom)
6.500%	11/30/2072	#	800,000	857,223
Canadian Natural Resources Ltd. (Canada)
0.648%	03/30/2016	#	600,000	599,295
Kinder Morgan, Inc.
2.000%	12/01/2017		1,900,000	1,898,262
Petrobras Global Finance BV (Netherlands)
4.875%	03/17/2020		200,000	180,100

				3,534,880

Pharmaceuticals—0.5%
Actavis Funding SCS (Luxembourg)
3.450%	03/15/2022		500,000	512,909
1.850%	03/01/2017		1,900,000	1,914,600

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
1.143%	09/01/2016	#	$300,000	$300,824

				2,728,333

TOTAL CORPORATE OBLIGATIONS
(Cost $26,570,020)				27,095,349

U.S. TREASURY OBLIGATIONS—90.4%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.037%	05/28/2015		561,000	560,975
0.019%	05/07/2015		261,000	260,995

				821,970

U.S. Treasury Inflation Protected Securities Bonds—39.3%
U.S. Treasury Bond
3.875%	04/15/2029	‡‡	6,535,000	13,666,257
3.625%	04/15/2028		5,635,000	11,503,530
3.375%	04/15/2032		1,369,100	2,648,612
2.500%	01/15/2029		15,370,000	21,410,084
2.375%	01/15/2025 - 01/15/2027		37,982,400	55,886,434
2.125%	02/15/2040 - 02/15/2041		8,875,100	12,810,825
2.000%	01/15/2026		17,185,000	24,012,081
1.750%	01/15/2028		16,120,000	21,075,217
1.375%	02/15/2044		18,835,000	22,244,288
0.750%	02/15/2042 - 02/15/2045		23,609,500	24,359,536
0.625%	02/15/2043		360,000	359,397

				209,976,261

U.S. Treasury Inflation Protected Securities Notes—51.0%
U.S. Treasury Note
2.500%	07/15/2016		5,124,800	6,231,324
2.000%	01/15/2016		7,000,000	8,455,643
1.875%	07/15/2019		1,400,000	1,691,354
1.375%	07/15/2018 - 01/15/2020		8,084,800	9,440,524
1.250%	07/15/2020		19,750,000	22,968,644
1.125%	01/15/2021		16,900,000	19,403,797
0.625%	07/15/2021 - 01/15/2024		27,857,500	29,685,770
0.375%	07/15/2023		22,980,000	23,692,477
0.250%	05/15/2015 - 01/15/2025		4,785,000	4,762,390
0.125%	04/15/2016 - 07/15/2024		142,767,300	146,510,264

				272,842,187

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $467,116,872)				483,640,418

GOVERNMENT RELATED OBLIGATIONS—1.4%
U.S. Government Agencies—0.2%
Federal Home Loan Bank Discount Note
0.076%	05/22/2015		100,000	99,996
0.065%	05/29/2015		100,000	99,995
0.065%	05/27/2015		200,000	199,990
New Valley Generation I
7.299%	03/15/2019		461,589	514,228

				914,209

Non-U.S. Government Agencies—0.2%
Export-Import Bank of Korea (Korea, Republic of)
4.000%	01/29/2021		1,200,000	1,304,864

Sovereign Debt—1.0%
Slovenia Government International Bond (Slovenia)
5.250%	02/18/2024		400,000	461,100

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Inflation Focused Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
4.750%	05/10/2018		$4,300,000	$4,617,598

				5,078,698

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $7,128,194)				7,297,771

ASSET-BACKED SECURITIES—0.4%
Home Equity—0.4%
Argent Securities, Inc.
Series 2005-W2, Class A2B1
0.374%	10/25/2035	#	7,191	7,202
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF11, Class A2D
0.854%	11/25/2035	#	659,532	656,631
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF6, Class M2
0.614%	05/25/2036	#	1,300,000	1,180,075
Long Beach Mortgage Loan Trust
Series 2005-2, Class M4
1.104%	04/25/2035	#	300,000	293,723
Saxon Asset Securities Trust
Series 2003-1, Class AF7
4.034%	06/25/2033		88,611	89,930

				2,227,561

Other—0.0%
Park Place Securities, Inc.
Series 2004-WWF1, Class M2
1.194%	12/25/2034	#	60,366	60,607

Student Loan—0.0%
North Carolina State Education Assistance Authority
Series 2011-2, Class A1
1.010%	10/26/2020	#	51,093	51,150

TOTAL ASSET-BACKED SECURITIES
(Cost $2,200,778)				2,339,318

			Notional	Value
PURCHASED OPTIONS—0.0%
Call - U.S. 1 Year Swaption, Expires 01/19/2016, Strike 0.80%			3,400,000	4,048
Put - U.S. 30 Year Swaption, Expires 12/11/2017, Strike 2.68%			2,000,000	202,342
Put - U.S. 30 Year Swaption, Expires 05/29/2015, Strike 2.80%			6,900,000	35,730

TOTAL PURCHASED OPTIONS (Cost $387,097)				242,120

Coupon Rate	Maturity Date		Face	Value
CERTIFICATES OF DEPOSIT—0.2%
Banks—0.2%
Banco Bilbao Vizcaya Argentaria (Spain)
1.007%	10/23/2015
(Cost $999,900)			EUR 1,000,000	999,352

Vantagepoint Inflation Focused Fund
	Shares	Value
MONEY MARKET FUNDS—2.7%
Institutional Money Market Fund—2.7%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14% ¥
(Cost $14,271,939)	14,271,939	$14,271,939

TOTAL INVESTMENTS—100.2%
(Cost $518,674,800)		535,886,267
Other assets less liabilities—(0.2%)		(1,120,022)

NET ASSETS—100.0%		$534,766,245

Legend to the Schedule of Investments:

EUR	European Monetary Unit
MTN	Medium Term Note

#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $2,913,425, which represents 0.5% of Net Assets. The illiquid 144A securities represented 0.5% of Net Assets, and 100.0% of total 144A securities held.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint High Yield Fund
		Shares	Value
PREFERRED STOCKS—0.3%
Banks—0.3%
GMAC Capital Trust I, Series 2 8.125% (Cost $1,191,146)	#	44,875	$1,177,969

CONVERTIBLE PREFERRED STOCKS—0.1%
Oil, Gas & Consumable Fuels—0.1%
Rex Energy Corp., Perpetual, Series A 6.000% (Cost $293,500)		3,300	146,784

Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—95.7%
Aerospace & Defense—1.0%
Ducommun, Inc.
9.750%	07/15/2018			$350,000	371,875
Erickson, Inc.
8.250%	05/01/2020	†		630,000	511,560
Huntington Ingalls Industries, Inc.
5.000%	12/15/2021	^		900,000	940,500
LMI Aerospace, Inc.
7.375%	07/15/2019	^		300,000	303,750
Spirit AeroSystems, Inc.
5.250%	03/15/2022			785,000	820,325
TA Manufacturing Ltd. (United Kingdom)
3.625%	04/15/2023	^	EUR	590,000	642,327
Triumph Group, Inc.
4.875%	04/01/2021	†		$230,000	225,975

					3,816,312

Air Freight & Logistics—0.2%
XPO Logistics, Inc.
7.875%	09/01/2019	^		700,000	743,750

Airlines—0.8%
American Airlines Pass Through Trust, Series 2013-2, Class B
5.600%	07/15/2020	^		900,405	940,923
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.
6.875%	02/15/2019	^		900,000	825,750
United Airlines Pass Through Trust, Series 2013-1, Class B
5.375%	08/15/2021			1,309,344	1,371,538

					3,138,211

Auto Components—1.5%
Goodyear Tire & Rubber Co. (The)
7.000%	05/15/2022			1,175,000	1,292,500
Grupo Antolin Dutch BV (Netherlands)
4.750%	04/01/2021			EUR 650,000	720,753
Pittsburgh Glass Works LLC
8.000%	11/15/2018	^		$765,000	812,813
Schaeffler Holding Finance BV (Netherlands)
6.875%	08/15/2018	^		750,000	786,562
6.750%	11/15/2022	^		580,000	629,300
5.750%	11/15/2021		EUR	220,000	256,071
5.750%	11/15/2021	^	EUR	950,000	1,105,760

					5,603,759

Automobiles—0.6%
FCA US LLC/CG Co.-Issuer, Inc.
8.250%	06/15/2021			$1,750,000	1,949,693
General Motors Co.
5.200%	04/01/2045			380,000	414,051

					2,363,744

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Banks—1.3%
Bank of America Corp., Perpetual Bond, Series Z
6.500%	10/23/2024	#	$280,000	$296,800
Barclays Bank plc (United Kingdom)
7.625%	11/21/2022		240,000	281,400
Barclays plc, Perpetual Bond (United Kingdom)
8.250%	12/15/2018	#	260,000	279,088
CIT Group, Inc.
5.000%	08/15/2022		2,535,000	2,607,881
HSBC Holdings plc, Perpetual Bond (United Kingdom)
6.375%	09/17/2024	#	410,000	419,225
6.375%	03/30/2025	#	390,000	399,750
Royal Bank of Scotland Group plc, Perpetual Bond (United Kingdom)
7.648%	09/30/2031	#	600,000	759,000

				5,043,144

Beverages—0.5%
Carolina Beverage Group LLC/Carolina Beverage Group Finance, Inc.
10.625%	08/01/2018	^	370,000	364,450
Constellation Brands, Inc.
6.000%	05/01/2022		1,000,000	1,145,000
4.750%	11/15/2024		140,000	148,400
DS Services of America, Inc.
10.000%	09/01/2021	^	300,000	354,000

				2,011,850

Building Products—1.5%
Brundage-Bone Concrete Pumping, Inc.
10.375%	09/01/2021	^	350,000	363,563
Building Materials Corp. of America
6.750%	05/01/2021	^	1,200,000	1,278,000
5.375%	11/15/2024	^	195,000	198,900
Hardwoods Acquisition, Inc.
7.500%	08/01/2021	^	380,000	364,800
NWH Escrow Corp.
7.500%	08/01/2021	^	250,000	236,250
Summit Materials LLC/Summit Materials Finance Corp.
10.500%	01/31/2020		1,380,000	1,538,700
USG Corp.
5.875%	11/01/2021	^	1,395,000	1,489,162
5.500%	03/01/2025	^	230,000	235,175

				5,704,550

Capital Markets—1.0%
Argos Merger Sub, Inc.
7.125%	03/15/2023	^†	910,000	945,262
Carlson Travel Holdings, Inc.
7.500%	08/15/2019	^	920,000	933,800
DH Services Luxembourg Sarl (Luxembourg)
7.750%	12/15/2020	^	1,000,000	1,050,000
Walter Investment Management Corp.
7.875%	12/15/2021	†	870,000	783,000

				3,712,062

Chemicals—1.4%
CBC Ammo LLC/CBC FinCo, Inc.
7.250%	11/15/2021	^	670,000	572,850
Celanese US Holdings LLC
4.625%	11/15/2022		260,000	263,250
Eco Services Operations LLC/Eco Finance Corp.
8.500%	11/01/2022	^	240,000	243,600
Evolution Escrow Issuer LLC
7.500%	03/15/2022	^	600,000	609,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%	02/01/2018			$780,000	$690,300
Platform Specialty Products Corp.
6.500%	02/01/2022	^		515,000	540,750
PSPC Escrow Corp.
6.000%	02/01/2023		EUR	315,000	355,639
6.000%	02/01/2023	^	EUR	315,000	355,639
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg)
8.750%	02/01/2019	†		$700,000	742,000
Tronox Finance LLC
6.375%	08/15/2020	†		800,000	786,000

					5,159,028

Commercial Services & Supplies—3.0%
ACCO Brands Corp.
6.750%	04/30/2020			1,320,000	1,389,300
ADT Corp. (The)
6.250%	10/15/2021	†		1,220,000	1,302,350
5.250%	03/15/2020	†		45,000	46,800
Ancestry.com Holdings LLC
9.625%	10/15/2018	^		670,000	678,375
Clean Harbors, Inc.
5.250%	08/01/2020			1,410,000	1,448,775
Covanta Holding Corp.
6.375%	10/01/2022			1,015,000	1,091,125
Garda World Security Corp. (Canada)
7.250%	11/15/2021	^		290,000	286,375
Iron Mountain Europe plc (United Kingdom)
6.125%	09/15/2022		GBP	915,000	1,436,306
Jaguar Holding Co. I
9.375%	10/15/2017	^		$650,000	666,250
Monitronics International, Inc.
9.125%	04/01/2020			750,000	737,813
TMS International Corp.
7.625%	10/15/2021	^		610,000	613,050
West Corp.
5.375%	07/15/2022	^		1,785,000	1,749,300

					11,445,819

Communications Equipment—0.7%
CommScope, Inc.
5.500%	06/15/2024	^		725,000	728,625
5.000%	06/15/2021	^		695,000	697,606
ViaSat, Inc.
6.875%	06/15/2020			1,000,000	1,058,750

					2,484,981

Construction & Engineering—0.3%
AECOM
5.875%	10/15/2024	^		210,000	221,025
Michael Baker Holdings LLC/Micahel Baker Finance Corp.
8.875%	04/15/2019	^		1,000,000	940,000

					1,161,025

Construction Materials—0.1%
Cemex SAB de CV (Mexico)
6.125%	05/05/2025	^		300,000	303,660

Consumer Finance—2.2%
Ally Financial, Inc.
8.000%	11/01/2031			200,000	250,750
7.500%	09/15/2020			799,000	937,826
5.125%	09/30/2024			395,000	408,332
4.625%	03/30/2025			1,590,000	1,570,125

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
4.125%	02/13/2022			$880,000	$860,200
General Motors Financial Co., Inc.
4.375%	09/25/2021			430,000	457,236
Navient Corp.
5.875%	03/25/2021			690,000	689,137
5.875%	10/25/2024			70,000	65,625
5.000%	10/26/2020			385,000	378,744
Navient Corp. MTN
5.500%	01/15/2019			190,000	194,275
4.875%	06/17/2019			2,540,000	2,540,000

					8,352,250

Containers & Packaging—2.5%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)
6.750%	01/31/2021	^		1,180,000	1,197,700
4.250%	01/15/2022			685,000	754,039
3.271%	12/15/2019	#^	EUR	1,000,000	978,750
Berry Plastics Corp.
5.500%	05/15/2022			$1,040,000	1,069,900
BWAY Holding Co.
9.125%	08/15/2021	^		500,000	522,500
Cascades, Inc. (Canada)
5.500%	07/15/2022	^		1,760,000	1,793,000
Coveris Holdings SA (Luxembourg)
7.875%	11/01/2019	^		580,000	595,950
Pactiv LLC
8.375%	04/15/2027			500,000	518,750
Plastipak Holdings, Inc.
6.500%	10/01/2021	^		785,000	802,663
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.875%	08/15/2019			1,000,000	1,058,750

					9,292,002

Distributors—0.5%
American Builders & Contractors Supply Co., Inc.
5.625%	04/15/2021	^		750,000	761,250
VWR Funding, Inc.
4.625%	04/15/2022	^	EUR	875,000	931,435

					1,692,685

Diversified Consumer Services—0.4%
Modular Space Corp.
10.250%	01/31/2019	^		$466,000	372,800
Service Corp. International
5.375%	01/15/2022			1,000,000	1,050,000

					1,422,800

Diversified Financial Services—2.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)
5.000%	10/01/2021	^		750,000	797,812
4.500%	05/15/2021	^		3,000,000	3,108,750
Ausdrill Finance Pty Ltd. (Australia)
6.875%	11/01/2019	^		580,000	443,700
Denali Borrower LLC/Denali Finance Corp.
5.625%	10/15/2020	^		1,170,000	1,239,615
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
5.875%	03/15/2022	^		1,700,000	1,823,250
TMX Finance LLC/TitleMax Finance Corp.
8.500%	09/15/2018	^		320,000	228,800

					7,641,927

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Diversified Telecommunication Services—5.7%
Altice Financing SA (Luxembourg)
6.625%	02/15/2023	^	EUR	1,360,000	$1,407,600
5.250%	02/15/2023	^	EUR	270,000	308,099
Altice Finco SA (Luxembourg)
7.625%	02/15/2025	^†		$540,000	556,200
CenturyLink, Inc.
5.625%	04/01/2025	^		860,000	867,525
CenturyLink, Inc., Series T
5.800%	03/15/2022			190,000	198,787
CenturyLink, Inc., Series V
5.625%	04/01/2020			1,000,000	1,053,750
CenturyLink, Inc., Series W
6.750%	12/01/2023	†		320,000	353,600
Frontier Communications Corp.
7.625%	04/15/2024			490,000	512,662
6.875%	01/15/2025			185,000	183,613
Intelsat Jackson Holdings SA (Luxembourg)
7.500%	04/01/2021			3,500,000	3,613,750
Level 3 Financing, Inc.
6.125%	01/15/2021			2,750,000	2,897,813
5.625%	02/01/2023	^		1,000,000	1,032,500
5.375%	08/15/2022			275,000	284,367
Sprint Capital Corp.
8.750%	03/15/2032			750,000	778,125
Telenet Finance V Luxembourg SCA (Luxembourg)
6.250%	08/15/2022		EUR	630,000	741,761
UPCB Finance IV Ltd. (Cayman Islands)
5.375%	01/15/2025	^		$910,000	910,000
Virgin Media Finance plc (United Kingdom)
7.000%	04/15/2023		GBP	765,000	1,239,770
6.375%	04/15/2023	^	GBP	340,000	363,800
6.000%	10/15/2024	^	GBP	680,000	716,550
4.875%	02/15/2022		GBP	500,000	480,000
Wind Acquisition Finance SA (Luxembourg)
7.000%	04/23/2021		EUR	680,000	781,438
4.000%	07/15/2020	^	EUR	350,000	380,169
Windstream Corp.
7.750%	10/01/2021			$670,000	671,675
7.500%	04/01/2023			1,000,000	960,000

					21,293,554

Electric Utilities—0.8%
Dynegy Finance I, Inc./Dynegy Finance II Inc
6.750%	11/01/2019	^		1,000,000	1,036,250
Miran Mid-Atlantic Pass Through Trust, Series C
10.060%	12/30/2028			974,294	1,068,070
RJS Power Holdings LLC
5.125%	07/15/2019	^		750,000	742,500

					2,846,820

Electrical Equipment—0.2%
General Cable Corp.
5.750%	10/01/2022			900,000	841,500

Electronic Equipment, Instruments & Components—0.6%
Sanmina Corp.
4.375%	06/01/2019	^		2,200,000	2,194,500

Energy Equipment & Services—2.1%
Atwood Oceanics, Inc.
6.500%	02/01/2020			490,000	472,850
CGG SA (France)
6.875%	01/15/2022	†		200,000	160,000
6.500%	06/01/2021			800,000	642,000

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Forum Energy Technologies, Inc.
6.250%	10/01/2021			$775,000	$730,437
FTS International, Inc.
6.250%	05/01/2022	^		520,000	384,800
Hercules Offshore, Inc.
10.250%	04/01/2019	^		770,000	244,475
KCA Deutag UK Finance plc (United Kingdom)
7.250%	05/15/2021	^		1,500,000	1,192,500
Key Energy Services, Inc.
6.750%	03/01/2021			920,000	598,000
Paragon Offshore plc (United Kingdom)
6.750%	07/15/2022	^†		1,285,000	433,688
Parker Drilling Co.
6.750%	07/15/2022			360,000	287,100
PHI, Inc.
5.250%	03/15/2019			760,000	691,600
Precision Drilling Corp. (Canada)
6.500%	12/15/2021			450,000	421,875
Seventy Seven Energy, Inc.
6.500%	07/15/2022			1,645,000	756,700
Shelf Drilling Holdings Ltd. (Cayman Islands)
8.625%	11/01/2018	^†		1,000,000	827,500

					7,843,525

Food & Staples Retailing—0.4%
Beverages & More, Inc.
10.000%	11/15/2018	^		90,000	85,838
Ingles Markets, Inc.
5.750%	06/15/2023			1,060,000	1,099,750
Rite Aid Corp.
6.125%	04/01/2023	^		270,000	278,100

					1,463,688

Food Products—2.3%
EWOS Holding AS (Norway)
6.750%	11/01/2020		EUR	695,000	745,505
HJ Heinz Co.
4.875%	02/15/2025	^		$1,120,000	1,216,600
4.250%	10/15/2020			70,000	71,908
HJ Heinz Finance Co.
7.125%	08/01/2039	^		240,000	321,000
JBS USA LLC/JBS USA Finance, Inc.
7.250%	06/01/2021	^		1,320,000	1,400,850
Pilgrim’s Pride Corp.
5.750%	03/15/2025	^		1,100,000	1,127,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
4.875%	05/01/2021			1,085,000	1,095,850
Post Holdings, Inc.
6.000%	12/15/2022	^†		735,000	712,031
R&R Ice Cream plc (United Kingdom)
5.500%	05/15/2020		GBP	100,000	152,419
R&R Pik plc (United Kingdom)
9.250%	05/15/2018		EUR	450,000	493,540
Simmons Foods, Inc.
7.875%	10/01/2021	^†		$650,000	643,500
WhiteWave Foods Co. (The)
5.375%	10/01/2022			450,000	484,875

					8,465,578

Gas Utilities—0.7%
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.750%	03/01/2025			165,000	169,125

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date			Face		Value
CORPORATE OBLIGATIONS—(Continued)
5.500%	06/01/2024				$2,375,000	$2,440,313

						2,609,438

Health Care Equipment & Supplies—0.9%
ConvaTec Finance International SA (Luxembourg)
8.250%	01/15/2019	^			900,000	911,813
DJO Finance LLC/DJO Finance Corp.
9.875%	04/15/2018				1,000,000	1,045,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)
5.750%	08/01/2022	^			1,235,000	1,276,681

						3,233,494

Health Care Providers & Services—6.3%
Acadia Healthcare Co., Inc.
5.625%	02/15/2023	^			430,000	439,675
5.125%	07/01/2022				1,250,000	1,257,812
Amsurg Corp.
5.625%	07/15/2022				905,000	929,887
CHS/Community Health Systems, Inc.
6.875%	02/01/2022	†			2,125,000	2,281,719
DaVita HealthCare Partners, Inc.
5.750%	08/15/2022				3,055,000	3,257,394
Envision Healthcare Corp.
5.125%	07/01/2022	^			1,150,000	1,178,750
Fresenius Medical Care US Finance II, Inc.
5.875%	01/31/2022	^			1,000,000	1,105,000
Fresenius Medical Care US Finance, Inc.
6.500%	09/15/2018	^	†		500,000	560,000
5.750%	02/15/2021	^			250,000	275,000
HCA Holdings, Inc.
6.250%	02/15/2021				2,000,000	2,167,400
HCA, Inc.
7.500%	02/15/2022				280,000	327,250
5.375%	02/01/2025				2,005,000	2,112,769
HealthSouth Corp.
5.125%	03/15/2023				1,065,000	1,088,962
Holding Medi-Partenaires SAS (France)
7.000%	05/15/2020			EUR	465,000	533,741
HomeVi SAS (France)
6.875%	08/15/2021			EUR	730,000	837,915
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%	05/15/2019				$940,000	979,950
Kindred Healthcare, Inc.
8.750%	01/15/2023	^			270,000	297,000
LifePoint Hospitals, Inc.
5.500%	12/01/2021				1,035,000	1,089,338
MedImpact Holdings, Inc.
10.500%	02/01/2018	^			1,200,000	1,269,000
Surgical Care Affiliates, Inc.
6.000%	04/01/2023	^			300,000	303,750
Tenet Healthcare Corp.
8.000%	08/01/2020				650,000	684,125
Universal Hospital Services, Inc.
7.625%	08/15/2020				740,000	651,200

						23,627,637

Health Care Technology—0.3%
IMS Health, Inc.
6.000%	11/01/2020	^			335,000	349,656
4.125%	04/01/2023	^		EUR	555,000	602,732

						952,388

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Hotels, Restaurants & Leisure—4.2%
1011778 BC ULC/New Red Finance, Inc. (Canada)
6.000%	04/01/2022	^	$630,000	$655,200
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%	06/01/2024	^	910,000	931,612
Choctaw Resort Development Enterprise
7.250%	11/15/2019	^	479,000	480,198
Churchill Downs, Inc.
5.375%	12/15/2021		1,705,000	1,734,837
Cleopatra Finance Ltd. (Jersey, Channel Islands)
6.500%	02/15/2025	^	570,000	551,475
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%	07/01/2019	^	350,000	310,625
Greektown Holdings LLC/Greektown Mothership Corp.
8.875%	03/15/2019	^	480,000	508,800
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.625%	10/15/2021		750,000	793,125
Landry’s Holdings II, Inc.
10.250%	01/01/2018	^	250,000	260,625
Landry’s, Inc.
9.375%	05/01/2020	^	425,000	457,938
MCE Finance Ltd. (Cayman Islands)
5.000%	02/15/2021	^	1,250,000	1,175,000
MGM Resorts International
6.625%	12/15/2021		1,500,000	1,609,688
Nathan’s Famous, Inc.
10.000%	03/15/2020	^	140,000	147,700
NCL Corp. Ltd. (Bermuda)
5.250%	11/15/2019	^	1,080,000	1,112,400
Pinnacle Entertainment, Inc.
7.750%	04/01/2022	†	1,500,000	1,676,250
Scientific Games International, Inc.
6.250%	09/01/2020	†	1,765,000	1,323,750
Six Flags Entertainment Corp.
5.250%	01/15/2021	^	1,780,000	1,837,850
Speedway Motorsports, Inc.
5.125%	02/01/2023	^	400,000	408,000

				15,975,073

Household Durables—1.1%
Shea Homes LP/Shea Homes Funding Corp.
6.125%	04/01/2025	^	610,000	617,625
5.875%	04/01/2023	^	300,000	306,750
Standard Pacific Corp.
5.875%	11/15/2024		360,000	371,700
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.250%	04/15/2021	^	500,000	497,500
Tempur Sealy International, Inc.
6.875%	12/15/2020		995,000	1,067,138
Toll Brothers Finance Corp.
6.750%	11/01/2019		190,000	215,650
Woodside Homes Co. LLC/Woodside Homes Finance, Inc.
6.750%	12/15/2021	^	1,080,000	1,039,500

				4,115,863

Household Products—0.6%
Century Intermediate Holding Co. 2
9.750%	02/15/2019	^	690,000	736,575
Spectrum Brands, Inc.
6.625%	11/15/2022		1,385,000	1,488,875

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date			Face		Value
CORPORATE OBLIGATIONS—(Continued)
Sun Products Corp. (The)
7.750%	03/15/2021	^	†		$110,000	$96,800

						2,322,250

Independent Power and Renewable Electricity Producers—2.1%
AES Corp.
5.500%	03/15/2024	†			860,000	862,150
Calpine Corp.
5.500%	02/01/2024				900,000	909,000
Dynegy, Inc.
5.875%	06/01/2023				10,000	9,775
NRG Energy, Inc.
6.625%	03/15/2023				500,000	520,000
6.250%	07/15/2022				3,500,000	3,613,750
NRG REMA LLC, Series C
9.681%	07/02/2026				500,000	540,000
Red Oak Power LLC, Series B
9.200%	11/30/2029				560,000	621,600
Terraform Power Operating LLC
5.875%	02/01/2023	^			935,000	972,400

						8,048,675

Insurance—0.5%
Fidelity & Guaranty Life Holdings, Inc.
6.375%	04/01/2021	^			700,000	738,500
Genworth Holdings, Inc.
7.700%	06/15/2020				350,000	373,625
HUB International Ltd.
7.875%	10/01/2021	^			860,000	883,650

						1,995,775

Internet & Catalog Retail—0.2%
Netflix, Inc.
5.875%	02/15/2025	^	†		700,000	721,875
5.500%	02/15/2022	^			190,000	195,225

						917,100

Internet Software & Services—0.5%
Cogent Communications Group, Inc.
5.375%	03/01/2022	^			980,000	982,450
Equinix, Inc.
5.750%	01/01/2025				350,000	366,625
5.375%	01/01/2022				340,000	356,150

						1,705,225

IT Services—1.5%
Compiler Finance Sub, Inc.
7.000%	05/01/2021	^			780,000	602,550
First Data Corp.
11.250%	01/15/2021				940,000	1,071,600
8.250%	01/15/2021	^	†		3,805,000	4,090,375

						5,764,525

Leisure Products—0.3%
24 Hour Holdings III LLC
8.000%	06/01/2022	^	†		500,000	427,500
PortAventura Entertainment Barcelona BV (Netherlands)
7.250%	12/01/2020			EUR	540,000	612,626

						1,040,126

Machinery—1.0%
Apex Tool Group LLC
7.000%	02/01/2021	^	†		$1,360,000	1,285,200
BlueLine Rental Finance Corp.
7.000%	02/01/2019	^			925,000	955,062

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date			Face		Value
CORPORATE OBLIGATIONS—(Continued)
Milacron LLC/Mcron Finance Corp.
7.750%	02/15/2021	^			$1,260,000	$1,310,400
SIG Combibloc Holdings SCA (Luxembourg)
7.750%	02/15/2023	^		EUR	330,000	375,981

						3,926,643

Media—8.0%
Altice SA (Luxembourg)
7.625%	02/15/2025	^		EUR	200,000	201,375
7.250%	05/15/2022			EUR	690,000	775,865
Arqiva Broadcast Finance plc (United Kingdom)
9.500%	03/31/2020			GBP	480,000	790,213
Cablevision Systems Corp.
5.875%	09/15/2022	†			$910,000	956,637
CCO Holdings LLC/CCO Holdings Capital Corp.
8.125%	04/30/2020				1,750,000	1,833,125
6.500%	04/30/2021				1,280,000	1,348,800
CCOH Safari LLC
5.500%	12/01/2022				1,485,000	1,522,125
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%	12/15/2021	^			915,000	919,575
CSC Holdings LLC
5.250%	06/01/2024	^			750,000	766,875
DISH DBS Corp.
7.875%	09/01/2019				410,000	459,200
6.750%	06/01/2021				30,000	32,025
5.875%	07/15/2022				2,930,000	2,984,937
Getty Images, Inc.
7.000%	10/15/2020	^			480,000	242,400
Gibson Brands, Inc.
8.875%	08/01/2018	^	†		600,000	603,750
iHeartCommunications, Inc.
10.000%	01/15/2018	†			790,000	674,463
Interactive Data Corp.
5.875%	04/15/2019	^	†		2,250,000	2,278,125
Live Nation Entertainment, Inc.
5.375%	06/15/2022	^			1,030,000	1,055,750
Mediacom Broadband LLC/Mediacom Broadband Corp.
5.500%	04/15/2021				850,000	861,687
New Cotai LLC/New Cotai Capital Corp.
10.625%	05/01/2019	^			1,303,125	1,309,315
Numericable-SFR (France)
6.000%	05/15/2022	^			880,000	892,100
5.625%	05/15/2024			EUR	1,170,000	1,330,506
Sinclair Television Group, Inc.
5.375%	04/01/2021				$1,000,000	1,030,000
Time, Inc.
5.750%	04/15/2022	^			1,685,000	1,651,300
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)
5.625%	04/15/2023			EUR	620,000	725,821
Univision Communications, Inc.
6.750%	09/15/2022	^			$1,300,000	1,399,125
5.125%	05/15/2023	^			10,000	10,200
Vougeot Bidco plc (United Kingdom)
7.875%	07/15/2020			GBP	530,000	829,443
WMG Acquisition Corp.
5.625%	04/15/2022	^			$1,710,000	1,720,688
Ziggo Bond Finance BV (Netherlands)
5.875%	01/15/2025	^			200,000	210,250
4.625%	01/15/2025	^		EUR	625,000	698,140

						30,113,815

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
Metals & Mining—2.7%
ArcelorMittal (Luxembourg)
7.000%	02/25/2022	†		$550,000	$605,000
Barminco Finance Pty Ltd. (Australia)
9.000%	06/01/2018	^	†	525,000	511,219
Cliffs Natural Resources, Inc.
8.250%	03/31/2020	^		570,000	538,650
Coeur Mining, Inc.
7.875%	02/01/2021	†		450,000	385,875
Eldorado Gold Corp. (Canada)
6.125%	12/15/2020	^		840,000	821,100
First Quantum Minerals Ltd. (Canada)
7.250%	05/15/2022	^		1,045,000	966,625
FMG Resources August 2006 Pty Ltd. (Australia)
6.875%	04/01/2022	^	†	800,000	594,000
HudBay Minerals, Inc. (Canada)
9.500%	10/01/2020			605,000	632,225
Novelis, Inc. (Canada)
8.750%	12/15/2020			865,000	930,956
Ryerson, Inc./Joseph T Ryerson & Son, Inc.
9.000%	10/15/2017			500,000	506,250
St. Barbara Ltd. (Australia)
8.875%	04/15/2018	^	†	400,000	343,000
Steel Dynamics, Inc.
5.500%	10/01/2024	^		355,000	360,769
5.250%	04/15/2023			900,000	915,750
5.125%	10/01/2021	^		380,000	384,275
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.375%	02/01/2020	^		1,200,000	1,236,000
Thompson Creek Metals Co., Inc. (Canada)
12.500%	05/01/2019			710,000	614,150

					10,345,844

Multiline Retail—1.0%
Dufry Finance SCA (Luxembourg)
5.500%	10/15/2020	^		340,000	355,834
Family Tree Escrow LLC
5.750%	03/01/2023	^		1,320,000	1,395,900
Neiman Marcus Group Ltd. LLC
8.750%	10/15/2021	^		920,000	979,800
8.000%	10/15/2021	^		1,000,000	1,065,000

					3,796,534

Oil, Gas & Consumable Fuels—13.0%
Alpha Natural Resources, Inc.
6.000%	06/01/2019			450,000	128,250
Antero Resources Corp.
5.375%	11/01/2021			450,000	438,188
5.125%	12/01/2022	†		150,000	144,750
Approach Resources, Inc.
7.000%	06/15/2021			150,000	135,000
Arch Coal, Inc.
7.250%	10/01/2020	†		500,000	180,000
Baytex Energy Corp. (Canada)
5.125%	06/01/2021	^		860,000	793,350
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%	11/15/2022	^		310,000	319,300
California Resources Corp.
6.000%	11/15/2024	^	†	640,000	564,800
5.500%	09/15/2021	^	†	895,000	798,519
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.500%	04/15/2021	^		1,500,000	1,462,500

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
Carrizo Oil & Gas, Inc.
7.500%	09/15/2020			$560,000	$578,200
Chesapeake Energy Corp.
7.250%	12/15/2018			1,750,000	1,898,750
4.875%	04/15/2022	†		750,000	706,875
CITGO Petroleum Corp.
6.250%	08/15/2022	^		1,175,000	1,145,625
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
6.375%	03/15/2024	†		880,000	765,600
Comstock Resources, Inc.
9.500%	06/15/2020			50,000	22,000
7.750%	04/01/2019			440,000	187,000
Concho Resources, Inc.
6.500%	01/15/2022			1,750,000	1,841,875
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
7.750%	04/01/2019			1,575,000	1,636,976
CrownRock LP/CrownRock Finance, Inc.
7.750%	02/15/2023	^		400,000	406,000
Denbury Resources, Inc.
5.500%	05/01/2022			905,000	816,762
Energy XXI Gulf Coast, Inc.
11.000%	03/15/2020	^	†	620,000	591,325
EXCO Resources, Inc.
7.500%	09/15/2018			380,000	227,050
Foresight Energy LLC/Foresight Energy Finance Corp.
7.875%	08/15/2021	^		380,000	380,950
Gulfport Energy Corp.
7.750%	11/01/2020			150,000	154,500
Halcon Resources Corp.
9.750%	07/15/2020	†		360,000	255,600
8.875%	05/15/2021	†		1,150,000	805,000
Harvest Operations Corp. (Canada)
6.875%	10/01/2017			500,000	457,500
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.750%	04/01/2022			1,285,000	1,207,900
Laredo Petroleum, Inc.
9.500%	02/15/2019			1,750,000	1,833,125
6.250%	03/15/2023			80,000	80,000
5.625%	01/15/2022			1,000,000	975,000
Linn Energy LLC/Linn Energy Finance Corp.
6.500%	05/15/2019	†		30,000	25,368
6.500%	09/15/2021			270,000	214,819
6.250%	11/01/2019			3,755,000	2,985,225
Magnum Hunter Resources Corp.
9.750%	05/15/2020			740,000	662,300
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.875%	12/01/2024	†		840,000	863,016
MEG Energy Corp. (Canada)
7.000%	03/31/2024	^		10,000	9,475
6.500%	03/15/2021	^		950,000	883,500
Murphy Oil USA, Inc.
6.000%	08/15/2023			440,000	474,100
Murray Energy Corp.
9.500%	12/05/2020	^		900,000	1,012,500
Natural Resource Partners LP/NRP Finance Corp.
9.125%	10/01/2018			1,340,000	1,293,100
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Marshall Islands)
8.125%	11/15/2021	^		1,000,000	1,010,000
Oasis Petroleum, Inc.
6.875%	03/15/2022	†		925,000	906,500

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
6.875%	01/15/2023		$260,000	$253,500
Parsley Energy LLC/Parsley Finance Corp.
7.500%	02/15/2022	^	360,000	365,400
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
6.500%	05/15/2021		2,445,000	2,585,587
QEP Resources, Inc.
5.375%	10/01/2022		540,000	533,250
Range Resources Corp.
5.750%	06/01/2021		1,750,000	1,836,958
Rice Energy, Inc.
7.250%	05/01/2023	^	310,000	310,387
6.250%	05/01/2022		740,000	725,200
Rockies Express Pipeline LLC
7.500%	07/15/2038	^	250,000	285,625
6.875%	04/15/2040	^	668,000	733,130
5.625%	04/15/2020	^	530,000	556,553
Sabine Pass Liquefaction LLC
5.625%	03/01/2025	^	255,000	253,088
Samson Investment Co.
9.750%	02/15/2020		850,000	238,000
Sanchez Energy Corp.
7.750%	06/15/2021		1,100,000	1,072,500
6.125%	01/15/2023	†	120,000	108,450
Southern Star Central Corp.
5.125%	07/15/2022	^	865,000	893,113
Stone Energy Corp.
7.500%	11/15/2022		870,000	791,700
Teine Energy Ltd. (Canada)
6.875%	09/30/2022	^	220,000	201,300
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.500%	10/15/2019	^	735,000	760,725
Ultra Petroleum Corp. (Canada)
6.125%	10/01/2024	^†	855,000	737,438
5.750%	12/15/2018	^†	850,000	771,375
Whiting Petroleum Corp.
6.250%	04/01/2023	^	745,000	742,672
Williams Partners LP/ACMP Finance Corp.
5.875%	04/15/2021		1,750,000	1,827,105

				48,861,229

Paper & Forest Products—0.2%
Resolute Forest Products, Inc.
5.875%	05/15/2023		310,000	299,460
Verso Paper Holdings LLC/Verso Paper, Inc.
11.750%	01/15/2019	†	660,000	618,350

				917,810

Personal Products—0.7%
NBTY, Inc.
9.000%	10/01/2018		900,000	940,500
Prestige Brands, Inc.
5.375%	12/15/2021	^†	1,740,000	1,770,450

				2,710,950

Pharmaceuticals—2.6%
Capsugel SA (Luxembourg)
7.000%	05/15/2019	^	645,000	656,691
Endo Finance LLC
5.750%	01/15/2022	^	1,365,000	1,402,537
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.
6.000%	02/01/2025	^	330,000	341,550
Grifols Worldwide Operations Ltd. (Ireland)
5.250%	04/01/2022	^	400,000	407,500

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Lantheus Medical Imaging, Inc.
9.750%	05/15/2017			$1,250,000	$1,229,687
Valeant Pharmaceuticals International
6.750%	08/15/2021	^		1,385,000	1,452,519
Valeant Pharmaceuticals International, Inc. (Canada)
5.625%	12/01/2021	^		395,000	401,912
5.500%	03/01/2023	^		985,000	997,313
VRX Escrow Corp. (Canada)
6.125%	04/15/2025	^†		890,000	923,375
5.875%	05/15/2023	^		1,265,000	1,299,787
5.375%	03/15/2020	^		830,000	839,338

					9,952,209

Professional Services—0.1%
IHS, Inc.
5.000%	11/01/2022	^		230,000	232,162

Real Estate Investment Trusts (REITs)—0.4%
CTR Partnership LP/CareTrust Capital Corp.
5.875%	06/01/2021			840,000	861,000
GEO Group, Inc. (The)
5.875%	10/15/2024			440,000	459,800

					1,320,800

Real Estate Management & Development—0.6%
CBRE Services, Inc.
5.250%	03/15/2025			910,000	980,525
Greystar Real Estate Partners LLC
8.250%	12/01/2022	^		550,000	578,875
Howard Hughes Corp. (The)
6.875%	10/01/2021	^		770,000	810,425

					2,369,825

Road & Rail—1.7%
Ashtead Capital, Inc.
6.500%	07/15/2022	^		2,610,000	2,792,700
Florida East Coast Holdings Corp.
6.750%	05/01/2019	^		500,000	505,000
Jack Cooper Holdings Corp.
9.250%	06/01/2020	^		960,000	996,000
Jurassic Holdings III, Inc.
6.875%	02/15/2021	^		420,000	367,500
Loxam SAS (France)
7.000%	07/23/2022		EUR	720,000	788,696
Watco Cos. LLC/Watco Finance Corp.
6.375%	04/01/2023	^		$900,000	904,500

					6,354,396

Semiconductors & Semiconductor Equipment—0.1%
Micron Technology, Inc.
5.250%	08/01/2023	^		360,000	367,200

Software—1.1%
Activision Blizzard, Inc.
5.625%	09/15/2021	^		1,000,000	1,067,500
Audatex North America, Inc.
6.000%	06/15/2021	^		1,870,000	1,986,875
Interface Security Systems Holdings, Inc./Interface Security Systems LLC
9.250%	01/15/2018			590,000	595,900
Open Text Corp. (Canada)
5.625%	01/15/2023	^		585,000	608,400

					4,258,675

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Specialty Retail—3.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.000%	05/20/2022			$1,260,000	$1,357,650
DBP Holding Corp.
7.750%	10/15/2020	^		1,040,000	941,200
GameStop Corp.
5.500%	10/01/2019	^		380,000	394,250
Group 1 Automotive, Inc.
5.000%	06/01/2022	^		200,000	201,500
Guitar Center, Inc.
9.625%	04/15/2020	^†		1,060,000	779,100
L Brands, Inc.
6.900%	07/15/2017			1,750,000	1,933,750
Men’s Wearhouse, Inc. (The)
7.000%	07/01/2022	^†		695,000	734,962
Michaels Stores, Inc.
5.875%	12/15/2020	^†		1,250,000	1,290,625
Pendragon plc (United Kingdom)
6.875%	05/01/2020		GBP	550,000	860,743
Rent-A-Center, Inc.
6.625%	11/15/2020	†		$845,000	798,525
Sally Holdings LLC/Sally Capital, Inc.
5.750%	06/01/2022			1,310,000	1,400,062
Spencer Spirit Holdings, Inc.
9.000%	05/01/2018	^		750,000	762,188

					11,454,555

Technology Hardware, Storage & Peripherals—0.3%
NCR Corp.
5.875%	12/15/2021			990,000	1,035,788

Textiles, Apparel & Luxury Goods—0.4%
Empire Today LLC/Empire Today Finance Corp.
11.375%	02/01/2017	^		500,000	405,000
William Carter Co. (The)
5.250%	08/15/2021			500,000	520,000
Wolverine World Wide, Inc.
6.125%	10/15/2020			375,000	402,188

					1,327,188

Tobacco—0.2%
Alliance One International, Inc.
9.875%	07/15/2021	†		1,000,000	885,000

Trading Companies & Distributors—2.0%
Flexi-Van Leasing, Inc.
7.875%	08/15/2018	^		1,730,000	1,764,600
H&E Equipment Services, Inc.
7.000%	09/01/2022	†		1,000,000	1,035,000
United Rentals North America, Inc.
8.375%	09/15/2020	†		1,750,000	1,882,213
6.125%	06/15/2023			2,055,000	2,186,006
5.500%	07/15/2025			190,000	194,037
WESCO Distribution, Inc.
5.375%	12/15/2021			470,000	480,575

					7,542,431

Transportation Infrastructure—0.3%
Moto Finance plc (United Kingdom)
6.375%	09/01/2020	^	GBP	275,000	414,054
syncreon Group BV/syncreon Global Finance US, Inc. (Netherlands)
8.625%	11/01/2021	^		$1,000,000	860,000

					1,274,054

Vantagepoint High Yield Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Wireless Telecommunication Services—3.5%
Inmarsat Finance plc (United Kingdom)
4.875%	05/15/2022	^		$570,000	$571,425
Matterhorn Midco & Cy SCA (Luxembourg)
7.750%	02/15/2020		EUR	730,000	836,346
Sprint Communications, Inc.
8.375%	08/15/2017			$1,750,000	1,905,312
Sprint Corp.
7.625%	02/15/2025			660,000	660,000
7.250%	09/15/2021			5,305,000	5,351,419
T-Mobile USA, Inc.
6.633%	04/28/2021			1,500,000	1,576,875
6.464%	04/28/2019			1,000,000	1,033,750
6.000%	03/01/2023			580,000	595,770
VimpelCom Holdings BV (Netherlands)
5.950%	02/13/2023	^		700,000	609,000

					13,139,897

TOTAL CORPORATE OBLIGATIONS (Cost $372,741,135)					360,537,298

FLOATING RATE LOANS—0.3%**
Panda Temple Power Term Loan
7.250%	06/30/2015	#		450,000	450,000
TPF II LC LLC, Term Loan B
5.500%	09/24/2021	#		608,475	616,841

TOTAL FLOATING RATE LOANS (Cost $1,045,157)					1,066,841

ASSET-BACKED SECURITIES—0.2%
Other—0.2%
Dryden XXVI Senior Loan Fund (Cayman Islands) Series 2013-26A, Class E
4.753%	07/15/2025	#^		250,000	222,750
Treman Park CLO LLC (Cayman Islands) Series 2015-1A, Class E
6.461%	04/20/2027	#^		500,000	486,200

TOTAL ASSET-BACKED SECURITIES (Cost $712,225)					708,950

			Shares		Value
MONEY MARKET FUNDS—11.2%
Institutional Money Market Funds—11.2%
Dreyfus Institutional Cash Advantage Fund, 0.06%		††¥		5,700,000	5,700,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%				¥9,531,325	9,531,325
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		††¥		4,300,035	4,300,035
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.09%		††¥		5,700,000	5,700,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.08%		††¥		5,700,000	5,700,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%		††¥		5,700,000	5,700,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint High Yield Fund
	Shares	Value
MONEY MARKET FUNDS—(Continued)
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.10% ††¥	5,700,000	$5,700,000

TOTAL MONEY MARKET FUNDS (Cost $42,331,360)		42,331,360

TOTAL INVESTMENTS—107.8% (Cost $418,314,523)		405,969,202
Other assets less liabilities—(7.8%)		(29,229,558)

NET ASSETS—100.0%		$376,739,644

Legend to the Schedule of Investments:

EUR	European Monetary Unit
GBP	British Pound Sterling
MTN	Medium Term Note
REIT	Real Estate Investment Trust

#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $165,622,103, which represents 44.0% of Net Assets. The illiquid 144A securities represented 0.7% of Net Assets, and 1.6% of total 144A securities held.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—95.9%
Aerospace & Defense—1.8%
Boeing Co. (The)		66,400	$9,965,312
Exelis, Inc.		21,765	530,413
General Dynamics Corp.		3,720	504,916
Honeywell International, Inc.		81,400	8,490,834
Huntington Ingalls Industries, Inc.		3,730	522,760
L-3 Communications Holdings, Inc.		4,000	503,160
Northrop Grumman Corp.		3,400	547,264
Orbital ATK, Inc.		6,700	513,421
Raytheon Co.		4,900	535,325
Rockwell Collins, Inc.		5,500	531,025
Spirit AeroSystems Holdings, Inc., Class A	*	120,045	6,267,549
Textron, Inc.		12,000	531,960
Triumph Group, Inc.		9,125	544,945
United Technologies Corp.		97,460	11,422,312
Vectrus, Inc.	*	20,498	522,494

			41,933,690

Air Freight & Logistics—1.3%
FedEx Corp.		132,820	21,975,069
United Parcel Service, Inc., Class B		81,600	7,910,304

			29,885,373

Airlines—0.1%
Alaska Air Group, Inc.		8,000	529,440
Copa Holdings SA, Class A (Panama)		5,015	506,365
Delta Air Lines, Inc.		11,795	530,303
Southwest Airlines Co.		12,450	551,535

			2,117,643

Auto Components—0.3%
Gentex Corp.		28,320	518,256
Johnson Controls, Inc.		113,000	5,699,720
Lear Corp.		4,815	533,599
TRW Automotive Holdings Corp.	*	5,025	526,871
Visteon Corp.	*	5,425	522,970

			7,801,416

Automobiles—0.4%
Ford Motor Co.		291,805	4,709,733
General Motors Co.		137,072	5,140,200

			9,849,933

Banks—8.1%
Associated Banc-Corp		28,400	528,240
Bank of America Corp.		805,916	12,403,047
Bank of Hawaii Corp.		9,000	550,890
BankUnited, Inc.		15,700	514,018
BB&T Corp.		13,300	518,567
BOK Financial Corp.	†	8,570	524,655
CIT Group, Inc.		11,655	525,874
Citigroup, Inc.		308,225	15,879,752
Citizens Financial Group, Inc.		20,500	494,665
City National Corp./California		5,800	516,664
Comerica, Inc.		11,000	496,430
Commerce Bancshares, Inc./Missouri		11,970	506,570
Cullen/Frost Bankers, Inc.		7,300	504,284
East West Bancorp, Inc.		13,400	542,164
Fifth Third Bancorp		27,100	510,835
First Horizon National Corp.		37,900	541,591
First Niagara Financial Group, Inc.		61,700	545,428
First Republic Bank/California		9,100	519,519
Fulton Financial Corp.		41,600	513,344
Huntington Bancshares, Inc./Ohio		50,100	553,605

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
JPMorgan Chase & Co.		713,480	$43,222,619
KeyCorp		37,900	536,664
M&T Bank Corp.		67,420	8,562,340
PacWest Bancorp		11,327	531,123
PNC Financial Services Group, Inc. (The)		303,985	28,343,562
Popular, Inc. (Puerto Rico)	*	15,260	524,791
Regions Financial Corp.		319,600	3,020,220
Signature Bank/New York	*	4,100	531,278
SunTrust Banks, Inc.		210,400	8,645,336
SVB Financial Group	*	4,500	571,680
Synovus Financial Corp.		18,985	531,770
TCF Financial Corp.		32,700	514,044
U.S. Bancorp/Minnesota		324,600	14,175,282
Wells Fargo & Co.		795,020	43,249,088
Zions Bancorporation		19,400	523,800

			191,173,739

Beverages—0.8%
Anheuser-Busch InBev NV ADR (Belgium)		58,770	7,164,651
Constellation Brands, Inc., Class A	*	4,500	522,945
Diageo plc ADR (United Kingdom)	†	49,550	5,478,743
Molson Coors Brewing Co., Class B		6,780	504,771
PepsiCo, Inc.		65,000	6,215,300

			19,886,410

Biotechnology—0.6%
Alkermes plc (Ireland)	*	8,280	504,832
Alnylam Pharmaceuticals, Inc.	*	5,510	575,354
Amgen, Inc.		45,580	7,285,963
Gilead Sciences, Inc.	*	51,030	5,007,574
Myriad Genetics, Inc.	*†	13,990	495,246

			13,868,969

Building Products—0.8%
A.O. Smith Corp.		8,100	531,846
Fortune Brands Home & Security, Inc.		198,730	9,435,700
Masco Corp.		191,400	5,110,380
Owens Corning, Inc.		12,320	534,688
USG Corp.	*†	105,200	2,808,840

			18,421,454

Capital Markets—3.4%
Ameriprise Financial, Inc.		65,130	8,521,609
Bank of New York Mellon Corp. (The)		298,720	12,020,493
BlackRock, Inc.		31,435	11,500,180
Charles Schwab Corp. (The)		17,200	523,568
E*TRADE Financial Corp.	*	18,885	539,261
Federated Investors, Inc., Class B		15,400	521,906
Franklin Resources, Inc.		328,250	16,845,790
Goldman Sachs Group, Inc. (The)		51,540	9,687,974
Interactive Brokers Group, Inc., Class A		15,290	520,166
Invesco Ltd.		137,700	5,465,313
Legg Mason, Inc.		9,730	537,096
Morgan Stanley		14,600	521,074
Northern Trust Corp.		123,800	8,622,670
NorthStar Asset Management Group, Inc.		22,962	535,933
Och-Ziff Capital Management Group LLC, Class A		38,300	484,112
Raymond James Financial, Inc.		9,000	511,020
SEI Investments Co.		11,900	524,671
State Street Corp.		7,000	514,710

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Equity Income Fund
			Shares	Value
COMMON STOCKS—(Continued)
TD Ameritrade Holding Corp.			14,425	$537,476

				78,935,022

Chemicals—1.3%
Air Products & Chemicals, Inc.			3,620	547,634
Albemarle Corp.			10,203	539,127
Ashland, Inc.			4,320	549,979
Axalta Coating Systems Ltd.	*		186,890	5,161,902
Cabot Corp.			11,700	526,500
Celanese Corp., Series A			9,395	524,805
CF Industries Holdings, Inc.			1,800	510,624
Cytec Industries, Inc.			9,740	526,350
Dow Chemical Co. (The)			170,425	8,176,991
E.I. Du Pont de Nemours & Co.			74,461	5,321,728
Eastman Chemical Co.			7,500	519,450
Huntsman Corp.			24,125	534,851
Mosaic Co. (The)			11,200	515,872
Potash Corp. of Saskatchewan, Inc. (Canada)			96,200	3,102,450
Rayonier Advanced Materials, Inc.			34,515	514,273
RPM International, Inc.			10,960	525,970
Sigma-Aldrich Corp.			3,820	528,115
W.R. Grace & Co.	*		5,300	524,011
Westlake Chemical Corp.			7,375	530,557

				29,681,189

Commercial Services & Supplies—0.3%
ADT Corp. (The)			12,620	523,982
Cintas Corp.			6,520	532,228
Clean Harbors, Inc.	*		9,185	521,524
Covanta Holding Corp.			23,975	537,759
KAR Auction Services, Inc.			14,800	561,364
Pitney Bowes, Inc.			22,200	517,704
R.R. Donnelley & Sons Co.	†		28,075	538,759
Republic Services, Inc.			12,675	514,098
Tyco International plc			11,730	505,094
Waste Connections, Inc.			11,440	550,722
Waste Management, Inc.			10,135	549,621

				5,852,855

Communications Equipment—2.1%
Arista Networks, Inc.	*	†	7,900	557,187
Brocade Communications Systems, Inc.			43,685	518,323
Cisco Systems, Inc.			998,530	27,484,538
EchoStar Corp., Class A	*		10,035	519,010
Harris Corp.			113,600	8,947,136
JDS Uniphase Corp.	*		39,730	521,258
Juniper Networks, Inc.			23,000	519,340
Motorola Solutions, Inc.			27,100	1,806,757
QUALCOMM, Inc.			118,300	8,202,922

				49,076,471

Construction & Engineering—0.1%
AECOM	*		17,100	527,022
Fluor Corp.			9,200	525,872
Jacobs Engineering Group, Inc.	*		11,530	520,695
KBR, Inc.			35,950	520,556
Quanta Services, Inc.	*		18,500	527,805

				2,621,950

Construction Materials—0.3%
Vulcan Materials Co.			95,800	8,075,940

Consumer Finance—0.4%
Ally Financial, Inc.	*		25,055	525,654
American Express Co.			86,300	6,741,756

Vantagepoint Equity Income Fund
			Shares	Value
COMMON STOCKS—(Continued)
Capital One Financial Corp.			6,225	$490,655
Discover Financial Services			9,120	513,912
Navient Corp.			25,680	522,074
Santander Consumer USA Holdings, Inc.			23,245	537,889
SLM Corp.	*		57,615	534,667
Synchrony Financial	*		17,000	515,950

				10,382,557

Containers & Packaging—0.4%
AptarGroup, Inc.			8,000	508,160
Avery Dennison Corp.			9,800	518,518
Bemis Co., Inc.			11,300	523,303
Greif, Inc., Class A			13,400	526,218
MeadWestvaco Corp.			101,900	5,081,753
Owens-Illinois, Inc.	*		22,300	520,036
Rock-Tenn Co., Class A			8,400	541,800
Sonoco Products Co.			11,735	533,473

				8,753,261

Distributors—0.2%
Genuine Parts Co.			56,152	5,232,805

Diversified Consumer Services—1.0%
Apollo Education Group, Inc.	*		26,995	510,745
DeVry Education Group, Inc.			15,500	517,080
Graham Holdings Co., Class B			21,458	22,522,961
Service Corp. International			19,700	513,185
ServiceMaster Global Holdings, Inc.	*		15,000	506,250

				24,570,221

Diversified Financial Services—0.6%
Berkshire Hathaway, Inc., Class B	*		3,600	519,552
CME Group, Inc.			5,700	539,847
FNFV Group	*	†	28,707	404,769
Intercontinental Exchange, Inc.			40,005	9,331,966
Leucadia National Corp.			23,100	514,899
MSCI, Inc.			8,625	528,799
NASDAQ OMX Group, Inc. (The)			10,600	539,964
Voya Financial, Inc.			12,100	521,631

				12,901,427

Diversified Telecommunication Services—5.6%
AT&T, Inc.			325,742	10,635,476
CenturyLink, Inc.			130,560	4,510,848
Frontier Communications Corp.	†		71,200	501,960
Level 3 Communications, Inc.	*		1,222,851	65,838,298
Telefonica SA (Spain)			228,603	3,252,909
Verizon Communications, Inc.			363,059	17,655,559
Vivendi SA ADR (France)	*		1,153,400	28,615,854
Windstream Holdings, Inc.	†		66,100	489,140
Zayo Group Holdings, Inc.	*	†	19,200	536,832

				132,036,876

Electric Utilities—2.6%
American Electric Power Co., Inc.			9,325	524,531
Duke Energy Corp.			129,023	9,906,386
Edison International			94,735	5,918,095
Entergy Corp.			109,760	8,505,302
Eversource Energy			162,190	8,193,839
Exelon Corp.			198,450	6,669,905
FirstEnergy Corp.			164,900	5,781,394
Great Plains Energy, Inc.			20,000	533,600
Hawaiian Electric Industries, Inc.			15,400	494,648
ITC Holdings Corp.			14,070	526,640
NextEra Energy, Inc.			44,890	4,670,805

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
OGE Energy Corp.		16,600	$524,726
Pepco Holdings, Inc.		19,095	512,319
Pinnacle West Capital Corp.		8,300	529,125
PPL Corp.		15,700	528,462
Southern Co. (The)		11,800	522,504
Westar Energy, Inc.		13,700	531,012
Xcel Energy, Inc.		165,900	5,774,979

			60,648,272

Electrical Equipment—1.0%
Babcock & Wilcox Co. (The)		17,600	564,784
Eaton Corp. plc		205,845	13,985,109
Emerson Electric Co.		141,700	8,023,054
Hubbell, Inc., Class B		4,800	526,176
Regal-Beloit Corp.		6,825	545,454

			23,644,577

Electronic Equipment, Instruments & Components—0.6%
Arrow Electronics, Inc.	*	8,900	544,235
Avnet, Inc.		12,000	534,000
AVX Corp.		35,500	506,585
Corning, Inc.		334,800	7,593,264
Dolby Laboratories, Inc., Class A		13,600	518,976
FLIR Systems, Inc.		15,800	494,224
Ingram Micro, Inc., Class A	*	21,400	537,568
Jabil Circuit, Inc.		23,970	560,418
Keysight Technologies, Inc.	*	14,100	523,815
Knowles Corp.	*†	26,800	516,436
Tech Data Corp.	*	9,300	537,261
Vishay Intertechnology, Inc.		38,895	537,529

			13,404,311

Energy Equipment & Services—1.0%
Atwood Oceanics, Inc.		17,800	500,358
Baker Hughes, Inc.		8,230	523,263
Cameron International Corp.	*	11,525	520,008
Diamond Offshore Drilling, Inc.	†	117,600	3,150,504
Frank’s International NV (Netherlands)	†	30,900	577,830
Halliburton Co.		154,620	6,784,726
Helmerich & Payne, Inc.	†	7,715	525,160
Nabors Industries Ltd. (Bermuda)		40,280	549,822
National Oilwell Varco, Inc.		10,600	529,894
Oil States International, Inc.	*	12,965	515,618
Patterson-UTI Energy, Inc.		27,140	509,554
Rowan Cos. plc, Class A		28,700	508,277
Schlumberger Ltd.		61,600	5,139,904
Seadrill Ltd. (Bermuda)	†	51,550	481,992
Seventy Seven Energy, Inc.	*	138,604	575,207
Superior Energy Services, Inc.		23,230	518,958
Tidewater, Inc.	†	25,655	491,037
Unit Corp.	*	18,800	526,024

			22,928,136

Food & Staples Retailing—0.6%
Costco Wholesale Corp.		3,575	541,595
CVS Health Corp.		103,430	10,675,010
Rite Aid Corp.	*	63,200	549,208
Sysco Corp.		13,200	498,036
Walgreens Boots Alliance, Inc.		6,130	519,089
Wal-Mart Stores, Inc.		6,300	518,175
Whole Foods Market, Inc.		10,630	553,610

			13,854,723

Food Products—2.0%
Archer-Daniels-Midland Co.		176,200	8,351,880

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Bunge Ltd.		6,600	$543,576
Campbell Soup Co.		95,400	4,440,870
ConAgra Foods, Inc.		39,610	1,446,953
Hain Celestial Group, Inc. (The)	*	8,800	563,640
Ingredion, Inc.		6,740	524,507
J.M. Smucker Co. (The)		4,525	523,678
Kellogg Co.		42,720	2,817,384
Kraft Foods Group, Inc.		120,760	10,520,008
McCormick & Co., Inc. (Non-Voting Shares)		42,500	3,277,175
Mondelez International, Inc., Class A		339,087	12,237,650
Pilgrim’s Pride Corp.	†	21,960	496,076
Pinnacle Foods, Inc.		12,865	525,021
Tyson Foods, Inc., Class A		13,060	500,198

			46,768,616

Gas Utilities—0.1%
AGL Resources, Inc.		10,735	532,993
Atmos Energy Corp.		9,355	517,331
National Fuel Gas Co.		8,720	526,078
Questar Corp.		22,300	532,078
UGI Corp.		16,002	521,505

			2,629,985

Health Care Equipment & Supplies—1.1%
Abbott Laboratories		11,735	543,683
Alere, Inc.	*	11,140	544,746
Baxter International, Inc.		82,585	5,657,073
Becton Dickinson and Co.		3,579	513,868
Boston Scientific Corp.	*	29,700	527,175
Cooper Cos., Inc. (The)		2,800	524,776
DENTSPLY International, Inc.		9,700	493,633
Halyard Health, Inc.	*	10,687	525,800
Hill-Rom Holdings, Inc.		11,200	548,800
Hologic, Inc.	*	16,190	534,675
Intuitive Surgical, Inc.	*	1,035	522,706
Medtronic plc (Ireland)		143,185	11,166,998
Sirona Dental Systems, Inc.	*	5,875	528,691
St. Jude Medical, Inc.		7,800	510,120
Stryker Corp.		5,400	498,150
Teleflex, Inc.		4,400	531,652
Zimmer Holdings, Inc.		4,520	531,190

			24,703,736

Health Care Providers & Services—1.2%
Aetna, Inc.		4,925	524,660
Anthem, Inc.		3,420	528,082
Cardinal Health, Inc.		5,800	523,566
Cigna Corp.		4,140	535,882
Community Health Systems, Inc.	*	10,090	527,505
DaVita HealthCare Partners, Inc.	*	6,435	523,037
Express Scripts Holding Co.	*	6,060	525,826
HCA Holdings, Inc.	*	7,050	530,372
Health Net, Inc.	*	8,710	526,868
Humana, Inc.		2,925	520,709
Laboratory Corp. of America Holdings	*	4,159	524,408
LifePoint Hospitals, Inc.	*	7,075	519,659
MEDNAX, Inc.	*	7,700	558,327
Omnicare, Inc.		7,040	542,502
Patterson Cos., Inc.		10,700	522,053
Quest Diagnostics, Inc.		52,300	4,019,255
UnitedHealth Group, Inc.		123,815	14,646,076
Universal Health Services, Inc., Class B		4,655	547,940

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
VCA, Inc.	*	9,860	$540,525

			27,687,252

Health Care Technology—0.0%
Allscripts Healthcare Solutions, Inc.	*	44,045	526,778

Hotels, Restaurants & Leisure—4.0%
Aramark		16,775	530,593
Carnival Corp.		174,100	8,328,944
Choice Hotels International, Inc.		8,300	531,781
Darden Restaurants, Inc.		7,555	523,864
Hilton Worldwide Holdings, Inc.	*	293,290	8,687,250
Hyatt Hotels Corp., Class A	*	8,540	505,739
Las Vegas Sands Corp.		57,900	3,186,816
Marriott International, Inc., Class A		6,550	526,096
McDonald’s Corp.		367,400	35,799,456
MGM Resorts International	*	24,300	511,029
Norwegian Cruise Line Holdings Ltd.	*	125,680	6,787,977
Royal Caribbean Cruises Ltd.		6,900	564,765
Starwood Hotels & Resorts Worldwide, Inc.		6,400	534,400
Wendy’s Co. (The)		48,433	527,920
Wynn Resorts Ltd.		203,720	25,644,273

			93,190,903

Household Durables—0.9%
D.R. Horton, Inc.		20,590	586,403
Garmin Ltd. (Switzerland)		10,935	519,631
GoPro, Inc., Class A	*†	12,000	520,920
Jarden Corp.	*	9,997	528,841
Leggett & Platt, Inc.		12,100	557,689
Lennar Corp., Class A		10,500	544,005
Mohawk Industries, Inc.	*	2,900	538,675
Newell Rubbermaid, Inc.		200,015	7,814,586
PulteGroup, Inc.		338,980	7,535,526
Taylor Morrison Home Corp., Class A	*	25,955	541,162
Toll Brothers, Inc.	*	13,500	531,090
Whirlpool Corp.		2,700	545,562

			20,764,090

Household Products—0.4%
Clorox Co. (The)		61,100	6,744,829
Colgate-Palmolive Co.		7,315	507,222
Energizer Holdings, Inc.		4,045	558,412
Kimberly-Clark Corp.		4,900	524,839
Procter & Gamble Co. (The)		6,300	516,222

			8,851,524

Independent Power and Renewable Electricity Producers—0.2%
AES Corp. (The)		243,500	3,128,975
Calpine Corp.	*	23,025	526,582
NRG Energy, Inc.		20,990	528,738

			4,184,295

Industrial Conglomerates—3.1%
3M Co.		44,655	7,365,842
Carlisle Cos., Inc.		5,625	521,044
Danaher Corp.		5,920	502,608
General Electric Co.		1,291,480	32,041,619
Koninklijke Philips NV NYRS (Netherlands)		1,147,557	32,521,765
Roper Industries, Inc.		3,020	519,440

			73,472,318

Insurance—7.1%
ACE Ltd. (Switzerland)		86,160	9,605,978

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Aflac, Inc.		8,600	$550,486
Alleghany Corp.	*	1,105	538,135
Allied World Assurance Co. Holdings AG (Switzerland)		13,670	552,268
Allstate Corp. (The)		7,300	519,541
American Financial Group, Inc.		8,600	551,690
American International Group, Inc.		124,150	6,802,179
American National Insurance Co.		5,400	531,306
Aon plc (United Kingdom)		370,712	35,632,837
Arch Capital Group Ltd. (Bermuda)	*	8,400	517,440
Arthur J. Gallagher & Co.		11,335	529,911
Aspen Insurance Holdings Ltd. (Bermuda)		11,580	546,923
Assurant, Inc.		8,500	521,985
Assured Guaranty Ltd. (Bermuda)		19,600	517,244
Axis Capital Holdings Ltd. (Bermuda)		10,000	515,800
Brown & Brown, Inc.		15,800	523,138
Chubb Corp. (The)		43,000	4,347,300
Cincinnati Financial Corp.		9,800	522,144
CNA Financial Corp.		13,345	552,883
Endurance Specialty Holdings Ltd. (Bermuda)		8,600	525,804
Everest Re Group Ltd. (Bermuda)		3,100	539,400
FNF Group		14,800	544,048
Genworth Financial, Inc., Class A	*	71,000	519,010
Hanover Insurance Group, Inc. (The)		7,200	522,576
Hartford Financial Services Group, Inc. (The)		12,300	514,386
HCC Insurance Holdings, Inc.		9,125	517,114
Lincoln National Corp.		8,900	511,394
Loews Corp.		1,032,724	42,166,121
Markel Corp.	*	705	542,117
Marsh & McLennan Cos., Inc.		332,005	18,622,160
MBIA, Inc.	*	58,275	541,958
Mercury General Corp.		9,300	537,075
MetLife, Inc.		289,070	14,612,488
Old Republic International Corp.		35,100	524,394
PartnerRe Ltd. (Bermuda)		4,510	515,628
Principal Financial Group, Inc.		109,665	5,633,491
ProAssurance Corp.		11,500	527,965
Progressive Corp. (The)		19,400	527,680
Prudential Financial, Inc.		6,515	523,220
Reinsurance Group of America, Inc.		5,600	521,864
RenaissanceRe Holdings Ltd. (Bermuda)		5,315	530,065
StanCorp Financial Group, Inc.		7,300	500,780
Sun Life Financial, Inc. (Canada)		85,500	2,635,110
Torchmark Corp.		9,300	510,756
Travelers Cos., Inc. (The)		4,835	522,809
Unum Group		119,835	4,042,035
Validus Holdings Ltd. (Bermuda)		12,900	543,090
W.R. Berkley Corp.		10,065	508,383
White Mountains Insurance Group Ltd.		800	547,616
Willis Group Holdings plc (United Kingdom)		50,800	2,447,544
XL Group plc (Ireland)		14,035	516,488

			167,673,757

Internet & Catalog Retail—0.0%
HomeAway, Inc.	*	17,710	534,311
Liberty Interactive Corp., Series A	*	17,900	522,501

			1,056,812

Internet Software & Services—0.7%
AOL, Inc.	*	13,295	526,615

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Google, Inc., Class C	*	28,471	$15,602,108
IAC/InterActiveCorp		8,320	561,350
Yahoo!, Inc.	*	11,620	516,335

			17,206,408

IT Services—0.8%
Amdocs Ltd.		9,600	522,240
Booz Allen Hamilton Holding Corp.		19,200	555,648
Computer Sciences Corp.		50,200	3,277,056
CoreLogic, Inc.	*	16,200	571,374
DST Systems, Inc.		4,900	542,479
Fidelity National Information Services, Inc.		8,200	558,092
Genpact Ltd. (Bermuda)	*	22,685	527,426
International Business Machines Corp.		38,500	6,179,250
Leidos Holdings, Inc.		11,760	493,450
Paychex, Inc.		11,000	545,765
Teradata Corp.	*	11,890	524,825
Total System Services, Inc.		13,700	522,655
Western Union Co. (The)		173,000	3,600,130
Xerox Corp.		41,385	531,797

			18,952,187

Leisure Products—0.3%
Hasbro, Inc.		8,600	543,864
Mattel, Inc.		302,935	6,922,065
Vista Outdoor, Inc.	*	12,400	530,968

			7,996,897

Life Sciences Tools & Services—0.2%
Agilent Technologies, Inc.		12,400	515,220
Bio-Rad Laboratories, Inc., Class A	*	3,800	513,684
Bio-Techne Corp.		5,420	543,572
Charles River Laboratories International, Inc.	*	6,545	518,953
PerkinElmer, Inc.		10,300	526,742
QIAGEN NV (Netherlands)	*	21,775	548,730
Quintiles Transnational Holdings, Inc.	*	7,800	522,366
Thermo Fisher Scientific, Inc.		4,100	550,794
VWR Corp.	*	20,000	519,800

			4,759,861

Machinery—3.9%
AGCO Corp.	†	11,200	533,568
Caterpillar, Inc.		6,520	521,796
CNH Industrial NV (United Kingdom)	†	3,841,200	31,344,192
Crane Co.		8,700	542,967
Deere & Co.		71,215	6,244,843
Donaldson Co., Inc.		14,000	527,940
Dover Corp.		7,025	485,568
Flowserve Corp.		52,300	2,954,427
IDEX Corp.		6,630	502,753
Illinois Tool Works, Inc.		178,920	17,380,289
Ingersoll-Rand plc		102,970	7,010,198
ITT Corp.		12,545	500,671
Joy Global, Inc.		98,725	3,868,045
Kennametal, Inc.		15,335	516,636
Lincoln Electric Holdings, Inc.		8,025	524,755
Navistar International Corp.	*	17,950	529,525
Oshkosh Corp.		10,700	522,053
PACCAR, Inc.		8,300	524,062
Parker-Hannifin Corp.		4,400	522,632
Pentair plc (United Kingdom)		8,200	515,698
Snap-on, Inc.		3,700	544,122
SPX Corp.		5,925	503,032

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Stanley Black & Decker, Inc.		75,825	$7,230,672
Terex Corp.		19,630	521,962
Timken Co. (The)		12,650	533,071
Trinity Industries, Inc.		15,105	536,378
Valmont Industries, Inc.	†	4,335	532,685
Xylem, Inc.		152,040	5,324,441

			91,798,981

Media—3.7%
Cablevision Systems Corp., Class A	†	193,800	3,546,540
CBS Corp. (Non-Voting Shares), Class B		118,268	7,170,589
Clear Channel Outdoor Holdings, Inc., Class A		51,940	525,633
Comcast Corp., Class A		232,390	13,123,063
DISH Network Corp., Class A	*	7,080	496,025
DreamWorks Animation SKG, Inc., Class A	*†	22,645	548,009
Gannett Co., Inc.		14,365	532,654
John Wiley & Sons, Inc., Class A		8,800	538,032
Liberty Broadband Corp., Class A	*	10,125	571,860
Liberty Broadband Corp., Class C	*	10,227	578,848
Liberty Media Corp., Series A	*	13,600	524,280
Liberty Media Corp., Series C	*	13,800	527,160
Live Nation Entertainment, Inc.	*	20,785	524,406
Madison Square Garden Co. (The), Class A	*	6,865	581,122
New York Times Co. (The), Class A		179,000	2,463,040
News Corp., Class A	*	193,700	3,101,137
Pearson plc (United Kingdom)		83,767	1,802,973
Regal Entertainment Group, Class A		22,500	513,900
Scripps Networks Interactive, Inc., Class A		372,300	25,524,888
Starz, Class A	*	15,295	526,301
Thomson Reuters Corp.		159,220	6,457,963
Time Warner, Inc.		123,333	10,414,239
Twenty-First Century Fox, Inc., Class A		15,245	515,891
Viacom, Inc., Class B		25,800	1,762,140
Walt Disney Co. (The)		48,900	5,129,121

			87,999,814

Metals & Mining—1.0%
Alcoa, Inc.		40,245	519,965
Allegheny Technologies, Inc.		17,160	514,972
Carpenter Technology Corp.		13,700	532,656
Cliffs Natural Resources, Inc.	†	108,240	520,634
Freeport-McMoRan, Inc.		26,540	502,933
Newmont Mining Corp.		177,200	3,847,012
Nucor Corp.		207,670	9,870,555
Reliance Steel & Aluminum Co.		8,400	513,072
Royal Gold, Inc.		8,055	508,351
Steel Dynamics, Inc.		259,960	5,225,196
Tahoe Resources, Inc.	†	42,970	470,951
TimkenSteel Corp.		20,025	530,062
United States Steel Corp.	†	20,900	509,960

			24,066,319

Multiline Retail—1.4%
Big Lots, Inc.		10,605	509,358
Dillard’s, Inc., Class A		3,850	525,564
Dollar General Corp.	*	97,845	7,375,556
Family Dollar Stores, Inc.		6,615	524,173
J.C. Penney Co., Inc.	*†	67,700	569,357
Kohl’s Corp.		121,155	9,480,379
Macy’s, Inc.		105,300	6,835,023

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Nordstrom, Inc.		76,120	$6,113,958
Sears Holdings Corp.	*†	12,390	512,698
Target Corp.		6,900	566,283

			33,012,349

Multi-Utilities—0.8%
Alliant Energy Corp.		8,500	535,500
Ameren Corp.		12,700	535,940
CenterPoint Energy, Inc.		25,400	518,414
CMS Energy Corp.		14,700	513,177
Consolidated Edison, Inc.		8,800	536,800
Dominion Resources, Inc.		7,400	524,438
DTE Energy Co.		6,500	524,485
Integrys Energy Group, Inc.		7,245	521,785
MDU Resources Group, Inc.		24,600	524,964
NiSource, Inc.		256,540	11,328,807
PG&E Corp.		9,560	507,349
Public Service Enterprise Group, Inc.		12,200	511,424
SCANA Corp.		9,500	522,405
Sempra Energy		4,715	514,029
TECO Energy, Inc.		25,400	492,760
Vectren Corp.		11,400	503,196
Wisconsin Energy Corp.		10,600	524,700

			19,640,173

Oil, Gas & Consumable Fuels—10.6%
Anadarko Petroleum Corp.		130,080	10,771,925
Apache Corp.		191,045	11,525,745
BP plc ADR (United Kingdom)	†	90,098	3,523,733
California Resources Corp.		68,808	523,629
Canadian Natural Resources Ltd. (Canada)		38,600	1,185,406
Chesapeake Energy Corp.	†	2,182,020	30,897,403
Chevron Corp.		262,568	27,564,389
Cimarex Energy Co.		4,630	532,867
Cobalt International Energy, Inc.	*	53,000	498,730
ConocoPhillips		52,560	3,272,385
CONSOL Energy, Inc.		1,317,180	36,736,150
CVR Energy, Inc.	†	12,880	548,173
Denbury Resources, Inc.		69,210	504,541
Devon Energy Corp.		8,560	516,254
Energen Corp.		8,025	529,650
EOG Resources, Inc.		80,630	7,392,965
EP Energy Corp., Class A	*†	47,515	497,957
EQT Corp.		6,815	564,759
Exxon Mobil Corp.		268,555	22,827,175
Golar LNG Ltd. (Bermuda)		15,440	513,843
Gulfport Energy Corp.	*	11,400	523,374
Hess Corp.		144,345	9,796,695
HollyFrontier Corp.		13,600	547,672
Kinder Morgan, Inc.		12,155	511,239
Laredo Petroleum, Inc.	*	40,210	524,338
Marathon Oil Corp.		245,265	6,403,869
Marathon Petroleum Corp.		5,100	522,189
Memorial Resource Development Corp.	*	29,600	525,104
Murphy Oil Corp.		747,636	34,839,837
Newfield Exploration Co.	*	15,100	529,859
Noble Energy, Inc.		10,930	534,477
Occidental Petroleum Corp.		71,610	5,227,530
ONEOK, Inc.		11,050	533,052
PBF Energy, Inc., Class A		15,685	532,035
Peabody Energy Corp.	†	101,500	499,380
Phillips 66		6,630	521,118
Pioneer Natural Resources Co.		27,390	4,478,539

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
QEP Resources, Inc.		23,895	$498,211
Rice Energy, Inc.	*†	23,560	512,666
Royal Dutch Shell plc ADR (Netherlands)		151,581	9,041,807
SandRidge Energy, Inc.	*†	292,410	520,490
Southwestern Energy Co.	*†	204,810	4,749,544
Spectra Energy Corp.		13,875	501,859
Talisman Energy, Inc. (Canada)		374,900	2,879,232
Teekay Corp. (Bermuda)		11,300	526,241
Tesoro Corp.		5,680	518,527
Ultra Petroleum Corp.	*†	34,950	546,268
Valero Energy Corp.		8,130	517,231
Whiting Petroleum Corp.	*	16,440	507,996
World Fuel Services Corp.		9,145	525,655
WPX Energy, Inc.	*	48,635	531,580

			250,355,293

Paper & Forest Products—0.8%
Domtar Corp. (Canada)		11,065	511,424
International Paper Co.		315,505	17,507,373

			18,018,797

Personal Products—0.1%
Avon Products, Inc.	†	335,015	2,676,770
Coty, Inc., Class A	*	21,635	525,081

			3,201,851

Pharmaceuticals—4.2%
AstraZeneca plc ADR (United Kingdom)		105,050	7,188,571
Bristol-Myers Squibb Co.		306,430	19,764,735
Eli Lilly & Co.		7,030	510,729
GlaxoSmithKline plc (United Kingdom)		159,263	3,666,225
Hospira, Inc.	*	5,895	517,817
Johnson & Johnson		125,615	12,636,869
Mallinckrodt plc	*	4,060	514,199
Merck & Co., Inc.		482,610	27,740,423
Perrigo Co. plc (Ireland)		3,120	516,516
Pfizer, Inc.		507,896	17,669,702
Roche Holding AG (Genusschein) (Switzerland)		30,467	8,372,091

			99,097,877

Professional Services—0.1%
Dun & Bradstreet Corp. (The)		4,220	541,679
Equifax, Inc.		5,640	524,520
ManpowerGroup, Inc.		6,120	527,238
Nielsen NV		12,035	536,400
Towers Watson & Co., Class A		3,980	526,096

			2,655,933

Real Estate Investment Trusts (REITs)—2.2%
Alexandria Real Estate Equities, Inc. REIT		5,300	519,612
American Campus Communities, Inc. REIT		12,500	535,875
American Capital Agency Corp. REIT		23,710	505,734
American Homes 4 Rent, Class A REIT		30,200	499,810
American Realty Capital Properties, Inc. REIT		52,310	515,253
Annaly Capital Management, Inc. REIT		49,415	513,916
Apartment Investment & Management Co., Class A REIT		13,600	535,296
AvalonBay Communities, Inc. REIT		3,115	542,789
BioMed Realty Trust, Inc. REIT		24,665	558,909

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Boston Properties, Inc. REIT		3,700	$519,776
Brandywine Realty Trust REIT		32,500	519,350
Brixmor Property Group, Inc. REIT		20,600	546,930
Camden Property Trust REIT		6,815	532,456
CBL & Associates Properties, Inc. REIT		26,500	524,700
Chimera Investment Corp. REIT		161,690	507,707
Columbia Property Trust, Inc. REIT		20,815	562,421
Corporate Office Properties Trust REIT		18,100	531,778
Corrections Corp. of America REIT		13,700	551,562
DDR Corp. REIT		27,600	513,912
Digital Realty Trust, Inc. REIT		65,800	4,340,168
Douglas Emmett, Inc. REIT		18,000	536,580
Duke Realty Corp. REIT		25,000	544,250
Equity Commonwealth REIT	*	20,250	537,638
Equity LifeStyle Properties, Inc. REIT		9,940	546,203
Equity Residential REIT		7,000	545,020
Essex Property Trust, Inc. REIT		2,203	506,470
Federal Realty Investment Trust REIT		3,800	559,398
Gaming and Leisure Properties, Inc. REIT		14,105	520,051
General Growth Properties, Inc. REIT		18,000	531,900
HCP, Inc. REIT		11,735	507,069
Health Care REIT, Inc. REIT		6,720	519,859
Healthcare Trust of America, Inc., Class A REIT		19,200	534,912
Home Properties, Inc. REIT		7,800	540,462
Hospitality Properties Trust REIT		16,300	537,737
Host Hotels & Resorts, Inc. REIT		25,590	516,406
Iron Mountain, Inc. REIT		14,279	520,898
Kilroy Realty Corp. REIT		7,300	556,041
Kimco Realty Corp. REIT		20,100	539,685
Liberty Property Trust REIT		14,500	517,650
Macerich Co. (The) REIT		6,200	522,846
MFA Financial, Inc. REIT	†	63,045	495,534
Mid-America Apartment Communities, Inc. REIT		6,800	525,436
National Retail Properties, Inc. REIT		12,940	530,152
NorthStar Realty Finance Corp. REIT	†	29,262	530,227
Omega Healthcare Investors, Inc. REIT		12,980	526,599
Outfront Media, Inc. REIT		17,334	518,633
Paramount Group, Inc. REIT		126,800	2,447,240
Piedmont Office Realty Trust, Inc., Class A REIT		27,905	519,312
Plum Creek Timber Co., Inc. REIT		12,010	521,835
Post Properties, Inc. REIT		8,725	496,714
Prologis, Inc. REIT		11,800	514,008
Public Storage REIT		2,800	551,992
Rayonier, Inc. REIT		120,945	3,260,677
Realty Income Corp. REIT	†	10,440	538,704
Regency Centers Corp. REIT		8,020	545,681
Retail Properties of America, Inc., Class A REIT		33,490	536,845
Senior Housing Properties Trust REIT		23,180	514,364
Simon Property Group, Inc. REIT		2,800	547,792
SL Green Realty Corp. REIT		4,225	542,406
Spirit Realty Capital, Inc. REIT		43,540	525,963
Starwood Property Trust, Inc. REIT		22,000	534,600
Tanger Factory Outlet Centers, Inc. REIT		14,760	519,109
Taubman Centers, Inc. REIT		6,800	524,484
Two Harbors Investment Corp. REIT		51,300	544,806
UDR, Inc. REIT		16,450	559,794
Urban Edge Properties REIT		21,560	510,972

Vantagepoint Equity Income Fund
			Shares	Value
COMMON STOCKS—(Continued)
Ventas, Inc. REIT			7,100	$518,442
Vornado Realty Trust REIT			4,420	495,040
Weingarten Realty Investors REIT			14,735	530,165
Weyerhaeuser Co. REIT			192,830	6,392,314
WP Carey, Inc. REIT			7,725	525,300
WP GLIMCHER, Inc. REIT			29,970	498,401

				52,362,570

Real Estate Management & Development—1.7%
Cheung Kong Holdings Ltd. ADR (Hong Kong)			1,907,000	38,502,330
Forest City Enterprises, Inc., Class A	*		21,100	538,472
Howard Hughes Corp. (The)	*		3,410	528,618
Jones Lang LaSalle, Inc.			3,410	581,064
Realogy Holdings Corp.	*		11,760	534,845

				40,685,329

Road & Rail—0.3%
AMERCO			1,620	535,248
Con-way, Inc.			11,710	516,762
CSX Corp.			15,545	514,851
Genesee & Wyoming, Inc., Class A	*		5,315	512,579
Kansas City Southern			5,055	516,014
Norfolk Southern Corp.			5,015	516,144
Ryder System, Inc.			5,525	524,267
Union Pacific Corp.			37,000	4,007,470

				7,643,335

Semiconductors & Semiconductor Equipment—2.9%
Altera Corp.			14,800	635,068
Analog Devices, Inc.			220,450	13,888,350
Applied Materials, Inc.			351,220	7,923,523
Broadcom Corp., Class A			12,130	525,168
Cree, Inc.	*	†	14,760	523,832
First Solar, Inc.	*		8,700	520,173
Freescale Semiconductor Ltd.	*		13,100	533,956
Intel Corp.			419,515	13,118,234
KLA-Tencor Corp.			8,900	518,781
Lam Research Corp.			7,280	511,311
Marvell Technology Group Ltd. (Bermuda)			547,580	8,049,426
Maxim Integrated Products, Inc.			304,540	10,601,038
Micron Technology, Inc.	*		19,430	527,136
NVIDIA Corp.			25,200	527,310
ON Semiconductor Corp.	*		44,600	540,106
SunEdison, Inc.	*	†	21,820	523,680
SunPower Corp.	*	†	16,345	511,762
Teradyne, Inc.			28,100	529,685
Texas Instruments, Inc.			118,400	6,770,704

				67,279,243

Software—1.4%
Activision Blizzard, Inc.			23,085	524,607
ANSYS, Inc.	*		6,150	542,368
Autodesk, Inc.	*		8,465	496,387
CA, Inc.			96,705	3,153,550
Citrix Systems, Inc.	*		7,995	510,641
Electronic Arts, Inc.	*		9,200	541,098
FireEye, Inc.	*		13,140	515,745
Informatica Corp.	*		11,790	517,050
Microsoft Corp.			379,765	15,439,346
Nuance Communications, Inc.	*		35,580	510,573
Rovi Corp.	*		27,700	504,417
Symantec Corp.			376,235	8,790,731
Synopsys, Inc.	*		11,800	546,576

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Zynga, Inc., Class A	*	192,375	$548,269

			33,141,358

Specialty Retail—1.5%
Aaron’s, Inc.		18,690	529,114
Abercrombie & Fitch Co., Class A	†	23,645	521,136
Ascena Retail Group, Inc.	*	38,000	551,380
Bed Bath & Beyond, Inc.	*	6,770	519,767
Best Buy Co., Inc.		13,150	496,938
Cabela’s, Inc.	*	9,160	512,777
CarMax, Inc.	*	7,695	531,032
Chico’s FAS, Inc.		29,600	523,624
CST Brands, Inc.		11,785	516,537
Dick’s Sporting Goods, Inc.		9,115	519,464
DSW, Inc., Class A		14,200	523,696
Foot Locker, Inc.		8,430	531,090
GameStop Corp., Class A	†	13,400	508,664
Home Depot, Inc. (The)		73,160	8,311,708
L Brands, Inc.		5,650	532,738
Lowe’s Cos., Inc.		141,245	10,507,216
Michaels Cos., Inc. (The)	*	19,200	519,552
Murphy USA, Inc.	*	7,790	563,762
Penske Automotive Group, Inc.		10,450	538,070
Sally Beauty Holdings, Inc.	*	15,130	520,018
Signet Jewelers Ltd. (Bermuda)		4,000	555,160
Staples, Inc.		401,000	6,530,285
Tiffany & Co.		4,900	431,249
Urban Outfitters, Inc.	*	11,430	521,779

			36,316,756

Technology Hardware, Storage & Peripherals—0.6%
EMC Corp.		437,510	11,182,756
Hewlett-Packard Co.		16,240	506,038
Lexmark International, Inc., Class A		12,200	516,548
NCR Corp.	*	17,310	510,818
NetApp, Inc.		14,570	516,652
SanDisk Corp.		7,860	500,053
Stratasys Ltd.	*	9,000	475,020
Western Digital Corp.		5,500	500,555

			14,708,440

Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc.		50,900	2,108,787
PVH Corp.		64,240	6,845,414
Ralph Lauren Corp.		3,930	516,795

			9,470,996

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.		51,400	538,672
Nationstar Mortgage Holdings, Inc.	*	20,095	497,753
New York Community Bancorp, Inc.	†	31,900	533,687
People’s United Financial, Inc.		35,000	532,000
TFS Financial Corp.		34,630	508,369

			2,610,481

Tobacco—0.1%
Altria Group, Inc.		10,285	514,456
Philip Morris International, Inc.		6,810	512,997
Reynolds American, Inc.		7,850	540,943

			1,568,396

Trading Companies & Distributors—0.1%
Air Lease Corp.		13,700	517,038
GATX Corp.		8,900	516,022
MRC Global, Inc.	*†	42,500	503,625
NOW, Inc.	*†	25,300	547,492

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Veritiv Corp.	*	11,314	$499,287
WESCO International, Inc.	*	7,415	518,234

			3,101,698

Water Utilities—0.0%
American Water Works Co., Inc.		9,600	520,416
Aqua America, Inc.		19,400	511,190

			1,031,606

Wireless Telecommunication Services—0.2%
Sprint Corp.	*	108,175	512,749
Telephone & Data Systems, Inc.		21,000	522,900
T-Mobile US, Inc.	*	16,000	507,040
United States Cellular Corp.	*	14,600	521,512
Vodafone Group plc (United Kingdom)		428,608	1,402,545

			3,466,746

TOTAL COMMON STOCKS (Cost $1,871,768,099)			2,261,198,980

RIGHTS—0.0%
Diversified Telecommunication Services—0.0%
Telefonica SA (Spain), Expires 04/12/2015, Strike EUR 10.84 (Cost $–)	*	228,603	36,871

MONEY MARKET FUNDS—6.8%
Institutional Money Market Funds—6.8%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	13,300,000	13,300,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%	¥	83,469,123	83,469,123
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%	††¥	12,864,819	12,864,819
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.09%	††¥	10,100,000	10,100,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.08%	††¥	13,300,000	13,300,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%	††¥	13,300,000	13,300,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.10%	††¥	13,300,000	13,300,000

TOTAL MONEY MARKET FUNDS (Cost $159,633,942)			159,633,942

TOTAL INVESTMENTS—102.7% (Cost $2,031,402,041)			2,420,869,793
Other assets less liabilities—(2.7%)			(62,670,788)

NET ASSETS—100.0%			$2,358,199,005

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—95.5%
Aerospace & Defense—3.7%
Boeing Co. (The)		47,200	$7,083,776
Honeywell International, Inc.		240,400	25,076,124
Precision Castparts Corp.		22,300	4,683,000
Spirit AeroSystems Holdings, Inc., Class A	*	143,670	7,501,011
Textron, Inc.		10,000	443,300
Triumph Group, Inc.		127,000	7,584,440
United Technologies Corp.		100,410	11,768,052

			64,139,703

Air Freight & Logistics—1.2%
Expeditors International of Washington, Inc.		360,550	17,371,299
FedEx Corp.		20,900	3,457,905

			20,829,204

Airlines—0.7%
American Airlines Group, Inc.		132,500	6,993,350
Delta Air Lines, Inc.		600	26,976
United Continental Holdings, Inc.	*	71,700	4,821,825

			11,842,151

Auto Components—0.0%
BorgWarner, Inc.		5,700	344,736
Delphi Automotive plc (United Kingdom)		4,700	374,778

			719,514

Automobiles—0.1%
Tesla Motors, Inc.	*†	9,400	1,774,438

Banks—6.7%
BB&T Corp.		225,740	8,801,603
Citigroup, Inc.		417,250	21,496,720
Comerica, Inc.		412,100	18,598,073
JPMorgan Chase & Co.		393,718	23,851,436
M&T Bank Corp.		61,800	7,848,600
PNC Financial Services Group, Inc. (The)		184,400	17,193,456
Wells Fargo & Co.		330,830	17,997,152

			115,787,040

Beverages—1.7%
Anheuser-Busch InBev NV ADR (Belgium)		82,390	10,044,165
Coca-Cola Co. (The)		208,800	8,466,840
Constellation Brands, Inc., Class A	*	7,800	906,438
Diageo plc ADR (United Kingdom)		80,460	8,896,462
Monster Beverage Corp.	*	3,000	415,185

			28,729,090

Biotechnology—4.1%
Alexion Pharmaceuticals, Inc.	*	48,900	8,474,370
Amgen, Inc.		53,830	8,604,726
Biogen, Inc.	*	30,500	12,878,320
Celgene Corp.	*	76,800	8,853,504
Gilead Sciences, Inc.	*	176,200	17,290,506
Pharmacyclics, Inc.	*	15,700	4,018,415
Regeneron Pharmaceuticals, Inc.	*	6,400	2,889,472
Vertex Pharmaceuticals, Inc.	*	74,190	8,752,194

			71,761,507

Building Products—0.6%
Fortune Brands Home & Security, Inc.		220,440	10,466,491

Capital Markets—4.3%
Ameriprise Financial, Inc.		21,500	2,813,060
Bank of New York Mellon Corp. (The)		708,950	28,528,148

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
BlackRock, Inc.		30,020	$10,982,517
Goldman Sachs Group, Inc. (The)		43,600	8,195,492
Invesco Ltd.		338,700	13,443,003
Morgan Stanley		117,800	4,204,282
Northern Trust Corp.		2,300	160,195
State Street Corp.		37,900	2,786,787
TD Ameritrade Holding Corp.		109,000	4,061,340

			75,174,824

Chemicals—3.0%
Ashland, Inc.		9,400	1,196,714
Dow Chemical Co. (The)		145,900	7,000,282
E.I. Du Pont de Nemours & Co.		5,500	393,085
Ecolab, Inc.		39,500	4,518,010
Potash Corp. of Saskatchewan, Inc. (Canada)		932,400	30,069,900
PPG Industries, Inc.		5,000	1,127,700
Sherwin-Williams Co. (The)		28,900	8,222,050

			52,527,741

Communications Equipment—1.3%
Cisco Systems, Inc.		809,150	22,271,854

Consumer Finance—1.1%
American Express Co.		234,675	18,332,811

Diversified Financial Services—2.3%
Berkshire Hathaway, Inc., Class B	*	199,050	28,726,896
Intercontinental Exchange, Inc.		49,380	11,518,873

			40,245,769

Diversified Telecommunication Services—0.4%
Verizon Communications, Inc.		142,600	6,934,638

Electric Utilities—0.5%
Edison International		142,350	8,892,604

Electrical Equipment—0.7%
Eaton Corp. plc		189,380	12,866,477

Electronic Equipment, Instruments & Components—1.1%
TE Connectivity Ltd. (Switzerland)		276,475	19,801,139

Energy Equipment & Services—1.6%
Halliburton Co.		174,210	7,644,335
Schlumberger Ltd.		236,950	19,771,108

			27,415,443

Food & Staples Retailing—0.5%
Costco Wholesale Corp.		14,500	2,196,678
CVS Health Corp.		38,800	4,004,548
Walgreens Boots Alliance, Inc.		29,900	2,531,932

			8,733,158

Food Products—4.2%
Danone SA ADR (France)		1,642,800	22,194,228
Ingredion, Inc.		111,500	8,676,930
Keurig Green Mountain, Inc.		1,600	178,768
Kraft Foods Group, Inc.		107,180	9,336,986
Nestle SA ADR (Switzerland)		246,375	18,532,463
Unilever plc ADR (United Kingdom)		319,100	13,309,661

			72,229,036

Health Care Equipment & Supplies—1.4%
Baxter International, Inc.		100,890	6,910,965
Becton Dickinson and Co.		17,700	2,541,543
Cooper Cos., Inc. (The)		3,600	674,712
Intuitive Surgical, Inc.	*	5,700	2,878,671

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Medtronic plc (Ireland)		126,495	$9,865,345
Stryker Corp.		13,000	1,199,250

			24,070,486

Health Care Providers & Services—5.2%
AmerisourceBergen Corp.		275,125	31,273,459
Anthem, Inc.		10,500	1,621,305
Cardinal Health, Inc.		31,700	2,861,559
Humana, Inc.		1,100	195,822
McKesson Corp.		54,900	12,418,380
UnitedHealth Group, Inc.		345,750	40,898,767

			89,269,292

Hotels, Restaurants & Leisure—2.5%
Carnival Corp.		5,600	267,904
Chipotle Mexican Grill, Inc.	*	5,400	3,512,916
Hilton Worldwide Holdings, Inc.	*	412,381	12,214,725
Las Vegas Sands Corp.		7,900	434,816
Marriott International, Inc., Class A		7,971	640,231
MGM Resorts International	*	112,400	2,363,772
Norwegian Cruise Line Holdings Ltd.	*	237,500	12,827,375
Royal Caribbean Cruises Ltd.		1,600	130,960
Starbucks Corp.		70,700	6,695,290
Starwood Hotels & Resorts Worldwide, Inc.		1,000	83,500
Wynn Macau Ltd. (Macau)	†	204,800	442,598
Wynn Resorts Ltd.		34,700	4,368,036

			43,982,123

Household Durables—0.7%
PulteGroup, Inc.		533,170	11,852,369

Industrial Conglomerates—2.7%
3M Co.		77,250	12,742,387
Danaher Corp.		125,700	10,671,930
General Electric Co.		428,400	10,628,604
Koninklijke Philips NV NYRS (Netherlands)		332,490	9,422,767
Roper Industries, Inc.		18,700	3,216,400

			46,682,088

Insurance—3.2%
ACE Ltd. (Switzerland)		62,960	7,019,410
Marsh & McLennan Cos., Inc.		143,990	8,076,399
Principal Financial Group, Inc.		205,400	10,551,398
Progressive Corp. (The)		764,900	20,805,280
XL Group plc (Ireland)		251,800	9,266,240

			55,718,727

Internet & Catalog Retail—2.3%
Amazon.com, Inc.	*	50,200	18,679,420
Ctrip.com International Ltd. ADR (China)	*	3,300	193,446
Netflix, Inc.	*	11,300	4,708,597
Priceline Group, Inc. (The)	*	10,700	12,456,405
Vipshop Holdings Ltd. ADR (China)	*	133,700	3,936,128

			39,973,996

Internet Software & Services—4.2%
Akamai Technologies, Inc.	*	10,000	710,450
Alibaba Group Holding Ltd. ADR (China)	*	49,138	4,090,247
Baidu, Inc. ADR (China)	*	42,200	8,794,480
eBay, Inc.	*	275,225	15,874,978
Facebook, Inc., Class A	*	139,200	11,444,328
Google, Inc., Class A	*	16,300	9,041,610

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Google, Inc., Class C	*	20,200	$11,069,600
LinkedIn Corp., Class A	*	12,300	3,073,278
NAVER Corp. (Korea, Republic of)		464	279,933
Tencent Holdings Ltd. (China)		265,300	5,038,025
Twitter, Inc.	*	63,200	3,165,056

			72,581,985

IT Services—3.4%
Accenture plc, Class A (Ireland)		368,975	34,569,268
Cognizant Technology Solutions Corp., Class A	*	12,700	792,353
Fiserv, Inc.	*	38,300	3,041,020
MasterCard, Inc., Class A		118,800	10,263,132
Visa, Inc., Class A		164,700	10,773,027

			59,438,800

Leisure Products—0.0%
Polaris Industries, Inc.		400	56,440

Life Sciences Tools & Services—0.4%
Thermo Fisher Scientific, Inc.		45,500	6,112,470

Machinery—1.5%
Flowserve Corp.		10,900	615,741
Ingersoll-Rand plc		2,400	163,392
PACCAR, Inc.		332,850	21,016,149
Pall Corp.		7,000	702,730
Wabtec Corp.		29,300	2,783,793

			25,281,805

Media—3.6%
CBS Corp. (Non-Voting Shares), Class B		183,660	11,135,306
Comcast Corp., Class A		336,800	19,019,096
Omnicom Group, Inc.		277,375	21,629,702
Thomson Reuters Corp.		178,010	7,220,086
Time Warner, Inc.		800	67,552
Twenty-First Century Fox, Inc., Class A		1,500	50,760
Walt Disney Co. (The)		28,100	2,947,409

			62,069,911

Metals & Mining—0.7%
Barrick Gold Corp. (Canada)		194,500	2,131,720
Steel Dynamics, Inc.		485,720	9,762,972

			11,894,692

Multiline Retail—0.9%
Dollar General Corp.	*	97,600	7,357,088
Nordstrom, Inc.		112,040	8,999,053

			16,356,141

Multi-Utilities—0.4%
National Grid plc ADR (United Kingdom)	†	113,940	7,361,663

Oil, Gas & Consumable Fuels—5.7%
BG Group plc (United Kingdom)		596,778	7,324,697
Chevron Corp.		216,740	22,753,365
Cimarex Energy Co.		1,200	138,108
Concho Resources, Inc.	*	5,100	591,192
Continental Resources, Inc.	*	2,000	87,340
Devon Energy Corp.		346,400	20,891,384
EOG Resources, Inc.		147,090	13,486,682
EQT Corp.		36,200	2,999,894
Marathon Oil Corp.		351,770	9,184,715
Pioneer Natural Resources Co.		66,400	10,857,064
Range Resources Corp.		25,935	1,349,657

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Southwestern Energy Co.	*	361,970	$8,394,084

			98,058,182

Paper & Forest Products—0.7%
International Paper Co.		206,420	11,454,246

Personal Products—0.1%
Estee Lauder Cos., Inc. (The), Class A		18,900	1,571,724

Pharmaceuticals—3.6%
Actavis plc	*	32,654	9,718,475
AstraZeneca plc ADR (United Kingdom)		98,100	6,712,983
Bristol-Myers Squibb Co.		173,200	11,171,400
Eli Lilly & Co.		9,700	704,705
Merck & Co., Inc.		289,930	16,665,176
Perrigo Co. plc (Ireland)		300	49,665
Roche Holding AG ADR (Switzerland)		290,550	9,989,109
Shire plc ADR (Ireland)		5,900	1,411,811
Valeant Pharmaceuticals International, Inc.	*	33,500	6,653,770

			63,077,094

Professional Services—0.0%
IHS, Inc., Class A	*	5,200	591,552

Real Estate Investment Trusts (REITs)—0.4%
American Tower Corp. REIT		73,300	6,901,195

Road & Rail—0.4%
Canadian Pacific Railway Ltd. (Canada)		6,000	1,096,200
J.B. Hunt Transport Services, Inc.		13,400	1,144,293
Kansas City Southern		20,100	2,051,808
Union Pacific Corp.		29,100	3,151,821

			7,444,122

Semiconductors & Semiconductor Equipment—2.5%
Intel Corp.		539,910	16,882,985
Marvell Technology Group Ltd. (Bermuda)		693,700	10,197,390
Maxim Integrated Products, Inc.		451,970	15,733,076

			42,813,451

Software—3.0%
Autodesk, Inc.	*	6,400	375,296
Electronic Arts, Inc.	*	26,100	1,535,072
Intuit, Inc.		800	77,568
Microsoft Corp.		751,700	30,560,363
Red Hat, Inc.	*	36,881	2,793,736
salesforce.com, Inc.	*	89,600	5,986,176
ServiceNow, Inc.	*	7,700	606,606
Symantec Corp.		433,140	10,120,316

			52,055,133

Specialty Retail—3.5%
AutoZone, Inc.	*	1,900	1,296,104
CarMax, Inc.	*	19,100	1,318,091
Home Depot, Inc. (The)		142,620	16,203,058
L Brands, Inc.		22,000	2,074,380
Lowe’s Cos., Inc.		91,100	6,776,929
O’Reilly Automotive, Inc.	*	22,800	4,930,272
Ross Stores, Inc.		232,650	24,512,004
Tractor Supply Co.		31,200	2,653,872

			59,764,710

Technology Hardware, Storage & Peripherals—1.3%
Apple, Inc.		74,400	9,257,592

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
EMC Corp.		521,410	$13,327,240

			22,584,832

Textiles, Apparel & Luxury Goods—0.8%
Hanesbrands, Inc.		93,000	3,116,430
NIKE, Inc., Class B		21,600	2,167,128
PVH Corp.		83,550	8,903,088
V.F. Corp.		4,700	353,957

			14,540,603

Tobacco—0.6%
British American Tobacco plc ADR (United Kingdom)		101,400	10,522,278

Wireless Telecommunication Services—0.0%
SoftBank Corp. (Japan)		1,000	58,239

TOTAL COMMON STOCKS (Cost $1,210,307,346)			1,655,614,981

MONEY MARKET FUNDS—4.9%
Institutional Money Market Funds—4.9%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	1,400,000	1,400,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		¥77,223,967	77,223,967
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%	††¥	1,162,305	1,162,305
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.09%	††¥	1,400,000	1,400,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.08%	††¥	1,400,000	1,400,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%	††¥	1,400,000	1,400,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.10%	††¥	1,400,000	1,400,000

TOTAL MONEY MARKET FUNDS (Cost $85,386,272)			85,386,272

TOTAL INVESTMENTS—100.4% (Cost $1,295,693,618)			1,741,001,253
Other assets less liabilities—(0.4%)			(6,430,630)

NET ASSETS—100.0%			$1,734,570,623

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—97.1%
Aerospace & Defense—1.3%
Honeywell International, Inc.		95,610	$9,973,079
Precision Castparts Corp.		41,890	8,796,900
Textron, Inc.		240,140	10,645,406

			29,415,385

Airlines—2.2%
Delta Air Lines, Inc.		308,942	13,890,032
Southwest Airlines Co.		306,000	13,555,800
United Continental Holdings, Inc.	*	353,726	23,788,074

			51,233,906

Auto Components—0.6%
Delphi Automotive plc (United Kingdom)		189,130	15,081,226

Banks—1.0%
Citigroup, Inc.		216,700	11,164,384
Wells Fargo & Co.		206,388	11,227,507

			22,391,891

Beverages—2.5%
Coca-Cola Co. (The)		268,560	10,890,108
Constellation Brands, Inc., Class A	*	192,077	22,321,268
Monster Beverage Corp.	*	144,600	20,011,917
PepsiCo, Inc.		45,516	4,352,240

			57,575,533

Biotechnology—8.6%
Alexion Pharmaceuticals, Inc.	*	125,227	21,701,839
Biogen, Inc.	*	101,019	42,654,263
Celgene Corp.	*	617,030	71,131,218
Gilead Sciences, Inc.	*	658,834	64,651,380

			200,138,700

Capital Markets—2.7%
Affiliated Managers Group, Inc.	*	68,500	14,712,430
Charles Schwab Corp. (The)		614,800	18,714,512
Morgan Stanley		394,800	14,090,412
Raymond James Financial, Inc.		125,260	7,112,263
State Street Corp.		129,730	9,539,047

			64,168,664

Chemicals—4.0%
Ecolab, Inc.		48,034	5,494,129
Monsanto Co.		244,658	27,533,811
PPG Industries, Inc.		154,886	34,932,989
Praxair, Inc.		32,295	3,899,298
Sherwin-Williams Co. (The)		77,800	22,134,100

			93,994,327

Communications Equipment—1.1%
Juniper Networks, Inc.		211,289	4,770,906
Palo Alto Networks, Inc.	*	42,589	6,221,401
QUALCOMM, Inc.		225,745	15,653,158

			26,645,465

Consumer Finance—1.8%
American Express Co.		145,646	11,377,866
Capital One Financial Corp.		113,700	8,961,834
Discover Financial Services		383,101	21,587,741

			41,927,441

Containers & Packaging—0.1%
Rock-Tenn Co., Class A		43,700	2,818,650

Diversified Financial Services—0.9%
Intercontinental Exchange, Inc.		56,657	13,216,378
McGraw Hill Financial, Inc.		83,932	8,678,569

			21,894,947

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
Electrical Equipment—0.5%
AMETEK, Inc.		135,790	$7,134,406
Eaton Corp. plc		56,039	3,807,290

			10,941,696

Energy Equipment & Services—1.2%
Cameron International Corp.	*	110,211	4,972,720
Core Laboratories NV (Netherlands)	†	39,174	4,093,291
Halliburton Co.		192,130	8,430,665
Schlumberger Ltd.		125,981	10,511,855

			28,008,531

Food & Staples Retailing—2.6%
Costco Wholesale Corp.		241,657	36,609,827
CVS Health Corp.		139,737	14,422,256
Whole Foods Market, Inc.		210,042	10,938,987

			61,971,070

Food Products—0.7%
Hershey Co. (The)		170,696	17,224,933

Health Care Equipment & Supplies—1.6%
Cooper Cos., Inc. (The)		75,858	14,217,306
Edwards Lifesciences Corp.	*	43,911	6,255,561
IDEXX Laboratories, Inc.	*	69,000	10,659,120
Intuitive Surgical, Inc.	*	10,749	5,428,568

			36,560,555

Health Care Providers & Services—1.8%
Cardinal Health, Inc.		156,170	14,097,466
Express Scripts Holding Co.	*	124,695	10,819,785
McKesson Corp.		80,145	18,128,799

			43,046,050

Health Care Technology—0.8%
Cerner Corp.	*	247,900	18,161,154

Hotels, Restaurants & Leisure—4.3%
Chipotle Mexican Grill, Inc.	*	14,094	9,168,711
Hilton Worldwide Holdings, Inc.	*	214,975	6,367,559
Panera Bread Co., Class A	*	25,286	4,045,634
Royal Caribbean Cruises Ltd.		137,195	11,229,411
Starbucks Corp.		628,956	59,562,133
Yum! Brands, Inc.		120,270	9,467,654

			99,841,102

Household Durables—0.4%
Whirlpool Corp.		49,730	10,048,444

Industrial Conglomerates—0.8%
Danaher Corp.		215,669	18,310,298

Insurance—0.3%
Marsh & McLennan Cos., Inc.		116,819	6,552,378

Internet & Catalog Retail—3.0%
Amazon.com, Inc.	*	77,956	29,007,427
Priceline Group, Inc. (The)	*	35,518	41,348,280

			70,355,707

Internet Software & Services—6.3%
Alibaba Group Holding Ltd. ADR (China)	*†	126,500	10,529,860
Baidu, Inc. ADR (China)	*	29,640	6,176,976
Facebook, Inc., Class A	*	758,411	62,352,760
Google, Inc., Class A	*	39,121	21,700,419
Google, Inc., Class C	*	86,285	47,284,180

			148,044,195

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
IT Services—5.8%
Alliance Data Systems Corp.	*	62,800	$18,604,500
Cognizant Technology Solutions Corp., Class A	*	102,901	6,419,993
FleetCor Technologies, Inc.	*	60,490	9,129,151
MasterCard, Inc., Class A		325,843	28,149,577
Visa, Inc., Class A		1,124,464	73,551,190

			135,854,411

Life Sciences Tools & Services—0.7%
Illumina, Inc.	*	38,715	7,187,053
Thermo Fisher Scientific, Inc.		71,060	9,546,200

			16,733,253

Machinery—0.8%
Caterpillar, Inc.		125,815	10,068,974
PACCAR, Inc.		123,340	7,787,688

			17,856,662

Media—3.2%
Comcast Corp., Class A		506,277	28,589,462
Twenty-First Century Fox, Inc., Class A		538,461	18,221,520
Walt Disney Co. (The)		278,483	29,210,082

			76,021,064

Multiline Retail—2.0%
Dollar Tree, Inc.	*	168,350	13,660,761
Kohl’s Corp.		176,800	13,834,600
Nordstrom, Inc.		65,804	5,285,377
Target Corp.		184,600	15,150,122

			47,930,860

Oil, Gas & Consumable Fuels—1.6%
EOG Resources, Inc.		180,350	16,536,292
Suncor Energy, Inc. (Canada)		287,160	8,399,430
Valero Energy Corp.		196,120	12,477,154

			37,412,876

Personal Products—1.0%
Estee Lauder Cos., Inc. (The), Class A		277,039	23,038,563

Pharmaceuticals—6.4%
AbbVie, Inc.		385,220	22,550,779
Actavis plc	*	137,355	40,879,500
Bristol-Myers Squibb Co.		410,620	26,484,990
Jazz Pharmaceuticals plc (Ireland)	*	114,936	19,859,791
Mylan NV	*	66,528	3,948,437
Perrigo Co. plc (Ireland)		55,239	9,144,817
Teva Pharmaceutical Industries Ltd. ADR (Israel)		417,664	26,020,467

			148,888,781

Professional Services—0.5%
Nielsen NV		182,470	8,132,688
Towers Watson & Co., Class A		22,800	3,013,818

			11,146,506

Real Estate Investment Trusts (REITs)—0.4%
Simon Property Group, Inc. REIT		49,545	9,692,984

Road & Rail—1.5%
Canadian Pacific Railway Ltd. (Canada)		153,680	28,077,336
Genesee & Wyoming, Inc., Class A	*	20,187	1,946,834
Kansas City Southern		49,097	5,011,822

			35,035,992

Semiconductors & Semiconductor Equipment—3.6%
ARM Holdings plc ADR (United Kingdom)		95,920	4,728,856

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
Lam Research Corp.		230,744	$16,206,305
Linear Technology Corp.		102,713	4,806,968
NXP Semiconductors NV (Netherlands)	*	322,178	32,333,784
Skyworks Solutions, Inc.		189,800	18,655,442
Texas Instruments, Inc.		132,170	7,558,142

			84,289,497

Software—4.1%
Adobe Systems, Inc.	*	262,300	19,394,462
Microsoft Corp.		360,420	14,652,875
Oracle Corp.		180,126	7,772,437
salesforce.com, Inc.	*	222,035	14,834,158
ServiceNow, Inc.	*	102,857	8,103,075
Splunk, Inc.	*	99,438	5,886,730
Tableau Software, Inc., Class A	*	62,800	5,810,256
VMware, Inc., Class A	*	231,116	18,953,823

			95,407,816

Specialty Retail—3.9%
Advance Auto Parts, Inc.		104,000	15,567,760
Home Depot, Inc. (The)		105,690	12,007,441
L Brands, Inc.		117,674	11,095,481
Lowe’s Cos., Inc.		198,566	14,771,325
Ross Stores, Inc.		42,368	4,463,893
Tractor Supply Co.		199,000	16,926,940
Ulta Salon Cosmetics & Fragrance, Inc.	*	89,265	13,465,625
Urban Outfitters, Inc.	*	67,000	3,058,550

			91,357,015

Technology Hardware, Storage & Peripherals—7.0%
Apple, Inc.		1,134,923	141,218,469
EMC Corp.		573,952	14,670,213
Western Digital Corp.		81,427	7,410,671

			163,299,353

Textiles, Apparel & Luxury Goods—2.8%
lululemon athletica, Inc. (Canada)	*	86,200	5,518,524
Michael Kors Holdings Ltd. (United Kingdom)	*	279,413	18,371,405
NIKE, Inc., Class B		227,948	22,870,023
Under Armour, Inc., Class A	*	99,970	8,072,577
V.F. Corp.		137,542	10,358,288

			65,190,817

Trading Companies & Distributors—0.7%
Fastenal Co.		117,091	4,851,666
United Rentals, Inc.	*	129,500	11,805,220

			16,656,886

TOTAL COMMON STOCKS (Cost $1,644,479,280)			2,272,165,584

MONEY MARKET FUNDS—3.1%
Institutional Money Market Funds—3.1%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	1,500,000	1,500,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		¥64,778,061	64,778,061
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%	††¥	743,894	743,894
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.09%	††¥	1,900,000	1,900,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.08%	††¥	1,500,000	$1,500,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%	††¥	1,500,000	1,500,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.10%	††¥	1,500,000	1,500,000

TOTAL MONEY MARKET FUNDS (Cost $73,421,955)			73,421,955

TOTAL INVESTMENTS—100.2% (Cost $1,717,901,235)			2,345,587,539
Other assets less liabilities—(0.2%)			(4,269,066)

NET ASSETS—100.0%			$2,341,318,473

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—96.1%
Aerospace & Defense—2.6%
Huntington Ingalls Industries, Inc.		11,587	$1,623,918
L-3 Communications Holdings, Inc.		8,910	1,120,789
Rockwell Collins, Inc.		29,321	2,830,942
Spirit AeroSystems Holdings, Inc., Class A	*	26,885	1,403,666
TransDigm Group, Inc.		21,319	4,662,892

			11,642,207

Airlines—0.2%
American Airlines Group, Inc.		16,280	859,258

Auto Components—2.0%
Dana Holding Corp.		214,300	4,534,588
Delphi Automotive plc (United Kingdom)		40,100	3,197,574
Magna International, Inc. (Canada)		24,100	1,293,206

			9,025,368

Automobiles—0.3%
Fiat Chrysler Automobiles NV (United Kingdom)	*†	71,700	1,169,427

Banks—5.3%
CIT Group, Inc.		143,620	6,480,134
Fifth Third Bancorp		143,254	2,700,338
M&T Bank Corp.		52,168	6,625,336
SunTrust Banks, Inc.		72,605	2,983,340
TCF Financial Corp.		95,502	1,501,291
Webster Financial Corp.		92,385	3,422,864

			23,713,303

Beverages—0.1%
Molson Coors Brewing Co., Class B		6,145	457,495

Capital Markets—2.0%
E*TRADE Financial Corp.	*	74,845	2,137,199
Invesco Ltd.		57,050	2,264,314
Lazard Ltd., Class A (Bermuda)		22,855	1,201,944
Northern Trust Corp.		9,995	696,152
Raymond James Financial, Inc.		43,510	2,470,498

			8,770,107

Chemicals—2.6%
Ashland, Inc.		48,000	6,110,880
Celanese Corp., Series A		74,763	4,176,261
Mosaic Co. (The)		33,770	1,555,446

			11,842,587

Commercial Services & Supplies—1.4%
KAR Auction Services, Inc.		16,215	615,035
Republic Services, Inc.		82,656	3,352,527
Steelcase, Inc., Class A		127,100	2,407,274

			6,374,836

Communications Equipment—0.4%
ARRIS Group, Inc.	*	43,575	1,259,100
Harris Corp.		7,290	574,160

			1,833,260

Construction & Engineering—1.5%
Fluor Corp.		42,210	2,412,724
Jacobs Engineering Group, Inc.	*	70,041	3,163,051
Quanta Services, Inc.	*	39,332	1,122,142

			6,697,917

Consumer Finance—0.7%
Discover Financial Services		23,965	1,350,428
Synchrony Financial	*	59,130	1,794,595

			3,145,023

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Containers & Packaging—1.8%
Crown Holdings, Inc.	*	15,885	$858,108
Owens-Illinois, Inc.	*	148,700	3,467,684
Rock-Tenn Co., Class A		19,905	1,283,872
Sonoco Products Co.		49,917	2,269,227

			7,878,891

Diversified Consumer Services—0.8%
H&R Block, Inc.		90,994	2,918,178
ServiceMaster Global Holdings, Inc.	*	24,850	838,687

			3,756,865

Diversified Financial Services—0.9%
Intercontinental Exchange, Inc.		9,577	2,234,027
Voya Financial, Inc.		43,560	1,877,871

			4,111,898

Diversified Telecommunication Services—0.3%
Level 3 Communications, Inc.	*	27,190	1,463,910

Electric Utilities—3.4%
Edison International		39,712	2,480,809
Exelon Corp.		61,010	2,050,546
Great Plains Energy, Inc.		111,700	2,980,156
Pinnacle West Capital Corp.		74,400	4,743,000
Portland General Electric Co.		15,675	581,386
Xcel Energy, Inc.		71,497	2,488,810

			15,324,707

Electrical Equipment—0.4%
Hubbell, Inc., Class B		15,762	1,727,830

Electronic Equipment, Instruments & Components—3.5%
Arrow Electronics, Inc.	*	68,109	4,164,865
Avnet, Inc.		89,489	3,982,260
FLIR Systems, Inc.		102,164	3,195,690
Keysight Technologies, Inc.	*	120,530	4,477,690

			15,820,505

Energy Equipment & Services—1.7%
Ensco plc, Class A (United Kingdom)		76,013	1,601,594
Helmerich & Payne, Inc.	†	15,770	1,073,464
McDermott International, Inc.	*†	171,801	659,716
Precision Drilling Corp. (Canada)		252,475	1,600,691
SEACOR Holdings, Inc.	*	39,700	2,765,899

			7,701,364

Food & Staples Retailing—1.2%
Kroger Co. (The)		48,067	3,684,816
Whole Foods Market, Inc.		33,605	1,750,149

			5,434,965

Food Products—0.8%
Pinnacle Foods, Inc.		25,510	1,041,063
Tyson Foods, Inc., Class A		64,105	2,455,222

			3,496,285

Gas Utilities—0.8%
Atmos Energy Corp.		36,815	2,035,869
UGI Corp.		41,050	1,337,820

			3,373,689

Health Care Equipment & Supplies—1.2%
Boston Scientific Corp.	*	90,475	1,605,931
Globus Medical, Inc., Class A	*	33,000	832,920
Halyard Health, Inc.	*†	26,590	1,308,228
Hologic, Inc.	*	54,995	1,816,210

			5,563,289

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Health Care Providers & Services—4.2%
Anthem, Inc.		13,935	$2,151,703
Cigna Corp.		29,281	3,790,133
HCA Holdings, Inc.	*	44,345	3,336,074
Laboratory Corp. of America Holdings	*	12,170	1,534,515
MEDNAX, Inc.	*	16,660	1,208,017
Universal Health Services, Inc., Class B		40,000	4,708,400
VCA, Inc.	*	42,235	2,315,323

			19,044,165

Hotels, Restaurants & Leisure—3.1%
Bloomin’ Brands, Inc.		80,825	1,966,472
Darden Restaurants, Inc.		71,600	4,964,744
Royal Caribbean Cruises Ltd.		26,615	2,178,438
Wyndham Worldwide Corp.		51,600	4,668,252

			13,777,906

Household Durables—0.7%
D.R. Horton, Inc.		113,500	3,232,480

Independent Power and Renewable Electricity Producers—0.6%
Dynegy, Inc.	*	38,450	1,208,484
NRG Energy, Inc.		59,000	1,486,210

			2,694,694

Insurance—11.3%
Alleghany Corp.	*	8,616	4,195,992
Allied World Assurance Co. Holdings AG (Switzerland)		71,134	2,873,814
Allstate Corp. (The)		140,777	10,019,099
Aon plc (United Kingdom)		31,629	3,040,180
Arch Capital Group Ltd. (Bermuda)	*	49,235	3,032,876
Endurance Specialty Holdings Ltd. (Bermuda)		49,700	3,038,658
FNF Group		83,300	3,062,108
Hartford Financial Services Group, Inc. (The)		53,940	2,255,771
HCC Insurance Holdings, Inc.		57,100	3,235,857
Lincoln National Corp.		130,127	7,477,097
Loews Corp.		50,751	2,072,163
Progressive Corp. (The)		96,056	2,612,723
Torchmark Corp.		52,125	2,862,705
XL Group plc (Ireland)		28,955	1,065,544

			50,844,587

Internet & Catalog Retail—1.0%
Expedia, Inc.		8,360	786,927
Liberty Interactive Corp., Series A	*	77,569	2,264,239
Liberty Ventures, Series A	*	34,357	1,443,338

			4,494,504

Internet Software & Services—0.5%
IAC/InterActiveCorp		33,751	2,277,180

IT Services—3.1%
Booz Allen Hamilton Holding Corp.		52,105	1,507,918
Computer Sciences Corp.		87,767	5,729,430
Convergys Corp.		69,155	1,581,575
CoreLogic, Inc.	*	30,425	1,073,090
NeuStar, Inc., Class A	*†	45,079	1,109,845
Teradata Corp.	*	63,723	2,812,733

			13,814,591

Leisure Products—1.6%
Brunswick Corp.		111,019	5,711,928
Mattel, Inc.		72,066	1,646,708

			7,358,636

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Life Sciences Tools & Services—0.3%
Quintiles Transnational Holdings, Inc.	*	16,865	$1,129,449

Machinery—3.7%
Allison Transmission Holdings, Inc.		114,465	3,656,012
Dover Corp.		43,800	3,027,456
ITT Corp.		52,470	2,094,078
Joy Global, Inc.		65,926	2,582,981
Kennametal, Inc.		72,345	2,437,303
Stanley Black & Decker, Inc.		7,695	733,795
Trinity Industries, Inc.		54,665	1,941,154

			16,472,779

Media—2.1%
Gannett Co., Inc.		129,400	4,798,152
News Corp., Class A	*	35,925	575,159
Omnicom Group, Inc.		36,193	2,822,330
Starz, Class A	*	39,600	1,362,636

			9,558,277

Metals & Mining—1.8%
Alcoa, Inc.		58,475	755,497
Goldcorp, Inc. (Canada)		149,171	2,702,979
Kinross Gold Corp. (Canada)	*	436,085	976,830
Nucor Corp.		46,927	2,230,440
United States Steel Corp.	†	53,400	1,302,960

			7,968,706

Multiline Retail—1.7%
Kohl’s Corp.		12,175	952,694
Nordstrom, Inc.		85,147	6,839,007

			7,791,701

Multi-Utilities—2.6%
Ameren Corp.		48,845	2,061,259
DTE Energy Co.		18,660	1,505,675
PG&E Corp.		113,055	5,999,829
SCANA Corp.		42,659	2,345,819

			11,912,582

Oil, Gas & Consumable Fuels—4.2%
Denbury Resources, Inc.		250,394	1,825,372
EnCana Corp. (Canada)		81,805	912,126
Energen Corp.		40,520	2,674,320
Hess Corp.		9,532	646,937
Murphy Oil Corp.		61,800	2,879,880
Newfield Exploration Co.	*	48,575	1,704,497
PBF Energy, Inc., Class A		51,925	1,761,296
QEP Resources, Inc.		91,200	1,901,520
SM Energy Co.		44,461	2,297,744
Southwestern Energy Co.	*	71,715	1,663,071
Valero Energy Corp.		12,270	780,617

			19,047,380

Pharmaceuticals—0.3%
Lannett Co., Inc.	*	17,370	1,176,123

Professional Services—0.6%
ManpowerGroup, Inc.		33,579	2,892,831

Real Estate Investment Trusts (REITs)—6.1%
American Capital Agency Corp. REIT		60,148	1,282,957
AvalonBay Communities, Inc. REIT		18,800	3,275,900
BioMed Realty Trust, Inc. REIT		106,023	2,402,481
CBL & Associates Properties, Inc. REIT		215,600	4,268,880
Duke Realty Corp. REIT		144,654	3,149,118
DuPont Fabros Technology, Inc. REIT		56,050	1,831,714
EPR Properties REIT		27,900	1,674,837

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hatteras Financial Corp. REIT		75,183	$1,365,323
Liberty Property Trust REIT		68,565	2,447,771
MFA Financial, Inc. REIT	†	285,300	2,242,458
SL Green Realty Corp. REIT		15,540	1,995,025
Sunstone Hotel Investors, Inc. REIT		95,893	1,598,536

			27,535,000

Real Estate Management & Development—0.9%
CBRE Group, Inc., Class A	*	104,125	4,030,679

Road & Rail—1.5%
Con-way, Inc.		26,220	1,157,089
Ryder System, Inc.		9,834	933,148
Werner Enterprises, Inc.		146,200	4,592,142

			6,682,379

Semiconductors & Semiconductor Equipment—3.3%
Analog Devices, Inc.		68,508	4,316,004
Applied Materials, Inc.		66,500	1,500,240
Broadcom Corp., Class A		55,765	2,414,346
Integrated Device Technology, Inc.	*	53,425	1,069,568
KLA-Tencor Corp.		18,075	1,053,592
Lam Research Corp.		10,155	713,236
Micron Technology, Inc.	*	50,300	1,364,639
NXP Semiconductors NV (Netherlands)	*	9,110	914,280
Skyworks Solutions, Inc.		16,495	1,621,294

			14,967,199

Software—1.3%
Check Point Software Technologies Ltd. (Israel)	*	27,100	2,221,387
Electronic Arts, Inc.	*	27,335	1,607,708
Synopsys, Inc.	*	40,045	1,854,884

			5,683,979

Specialty Retail—1.7%
American Eagle Outfitters, Inc.		165,375	2,824,605
Bed Bath & Beyond, Inc.	*	47,192	3,623,166
Foot Locker, Inc.		22,475	1,415,925

			7,863,696

Technology Hardware, Storage & Peripherals—0.4%
Western Digital Corp.		21,735	1,978,102

Textiles, Apparel & Luxury Goods—0.7%
Coach, Inc.		55,016	2,279,313
Hanesbrands, Inc.		22,025	738,058

			3,017,371

Trading Companies & Distributors—0.9%
AerCap Holdings NV (Netherlands)	*	42,645	1,861,454
GATX Corp.		37,675	2,184,397

			4,045,851

TOTAL COMMON STOCKS (Cost $362,523,838)			432,477,813

MONEY MARKET FUNDS—5.5%
Institutional Money Market Funds—5.5%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	1,300,000	1,300,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		¥16,890,674	16,890,675
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%	††¥	1,394,587	1,394,587

Vantagepoint Select Value Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.09%	††¥	1,500,000	$1,500,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.08%	††¥	1,300,000	1,300,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%	††¥	1,300,000	1,300,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.10%	††¥	1,300,000	1,300,000

TOTAL MONEY MARKET FUNDS (Cost $24,985,262)			24,985,262

TOTAL INVESTMENTS—101.6% (Cost $387,509,100)			457,463,075
Other assets less liabilities—(1.6%)			(7,315,682)

NET ASSETS—100.0%			$450,147,393

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—98.0%
Aerospace & Defense—2.4%
B/E Aerospace, Inc.		10,297	$655,095
Hexcel Corp.		98,200	5,049,444
Huntington Ingalls Industries, Inc.		23,200	3,251,480
KLX, Inc.	*	15,898	612,709
L-3 Communications Holdings, Inc.		35,600	4,478,124
Rockwell Collins, Inc.		55,146	5,324,346
Spirit AeroSystems Holdings, Inc., Class A	*	12,171	635,448
TASER International, Inc.	*†	154,400	3,722,584
TransDigm Group, Inc.		14,544	3,181,064
Triumph Group, Inc.		10,803	645,155

			27,555,449

Air Freight & Logistics—0.6%
C.H. Robinson Worldwide, Inc.	†	8,422	616,659
Expeditors International of Washington, Inc.		12,769	615,210
FedEx Corp.		35,900	5,939,655

			7,171,524

Airlines—1.1%
Alaska Air Group, Inc.		9,516	629,769
Copa Holdings SA, Class A (Panama)	†	5,868	592,492
Ryanair Holdings plc ADR (Ireland)		77,900	5,201,383
Southwest Airlines Co.		14,358	636,059
Spirit Airlines, Inc.	*	62,505	4,835,387
United Continental Holdings, Inc.	*	9,207	619,171

			12,514,261

Auto Components—1.1%
BorgWarner, Inc.		107,776	6,518,293
Gentex Corp.		32,704	598,483
Gentherm, Inc.	*	77,140	3,896,341
Goodyear Tire & Rubber Co. (The)		23,499	636,353
Lear Corp.		5,635	624,471

			12,273,941

Automobiles—0.2%
Harley-Davidson, Inc.		10,284	624,650
Tesla Motors, Inc.	*†	3,221	608,028
Thor Industries, Inc.		9,818	620,596

			1,853,274

Banks—0.4%
BankUnited, Inc.		108,000	3,535,920
Signature Bank/New York	*	4,801	622,114
SVB Financial Group	*	5,135	652,350

			4,810,384

Beverages—0.9%
Brown-Forman Corp., Class B		47,042	4,250,245
Coca-Cola Enterprises, Inc.		14,106	623,485
Constellation Brands, Inc., Class A	*	34,937	4,060,029
Dr. Pepper Snapple Group, Inc.		8,176	641,653
Monster Beverage Corp.	*	4,482	620,286

			10,195,698

Biotechnology—3.0%
Achillion Pharmaceuticals, Inc.	*†	115,475	1,138,583
Alkermes plc (Ireland)	*	9,815	598,421
Alnylam Pharmaceuticals, Inc.	*	34,984	3,653,029
AMAG Pharmaceuticals, Inc.	*	66,541	3,637,131
BioMarin Pharmaceutical, Inc.	*	24,733	3,082,226
Bluebird Bio, Inc.	*	15,800	1,908,166
Cepheid, Inc.	*	69,817	3,972,587

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Incyte Corp.	*	6,942	$636,304
Intercept Pharmaceuticals, Inc.	*†	2,185	616,214
Medivation, Inc.	*	27,029	3,488,633
Myriad Genetics, Inc.	*†	16,480	583,392
Novavax, Inc.	*†	287,903	2,380,958
Pharmacyclics, Inc.	*	2,375	607,881
Puma Biotechnology, Inc.	*†	8,300	1,959,713
Seattle Genetics, Inc.	*†	17,200	608,020
United Therapeutics Corp.	*	29,906	5,156,841
Vertex Pharmaceuticals, Inc.	*	5,109	602,709

			34,630,808

Building Products—0.7%
A.O. Smith Corp.		9,585	629,351
Allegion plc (Ireland)		62,789	3,840,803
Armstrong World Industries, Inc.	*	10,934	628,377
Fortune Brands Home & Security, Inc.		13,507	641,312
Lennox International, Inc.		5,617	627,363
Masco Corp.		23,858	637,009
USG Corp.	*†	23,860	637,062

			7,641,277

Capital Markets—3.3%
Affiliated Managers Group, Inc.	*	16,224	3,484,591
Ameriprise Financial, Inc.		4,740	620,182
Apollo Global Management LLC, Class A		200,400	4,328,640
Artisan Partners Asset Management, Inc., Class A		13,555	616,210
Bank of New York Mellon Corp. (The)		78,100	3,142,744
Eaton Vance Corp.		14,310	595,869
Federated Investors, Inc., Class B		17,971	609,037
Franklin Resources, Inc.		87,100	4,469,972
Invesco Ltd.		98,465	3,908,076
Lazard Ltd., Class A (Bermuda)		11,575	608,729
Legg Mason, Inc.		10,990	606,648
LPL Financial Holdings, Inc.		13,433	589,171
NorthStar Asset Management Group, Inc.		27,114	632,841
Och-Ziff Capital Management Group LLC, Class A		172,700	2,182,928
Raymond James Financial, Inc.		48,400	2,748,152
SEI Investments Co.		135,611	5,979,089
T. Rowe Price Group, Inc.		7,591	614,719
TD Ameritrade Holding Corp.		16,700	622,242
Waddell & Reed Financial, Inc., Class A		12,148	601,812

			36,961,652

Chemicals—2.1%
Airgas, Inc.		27,903	2,960,787
Albemarle Corp.		12,097	639,206
Axalta Coating Systems Ltd.	*	156,166	4,313,305
Cabot Corp.		13,775	619,875
Celanese Corp., Series A		11,226	627,084
Cytec Industries, Inc.		11,600	626,864
Eastman Chemical Co.		8,914	617,384
Ecolab, Inc.		43,600	4,986,968
FMC Corp.		10,477	599,808
Huntsman Corp.		28,565	633,286
International Flavors & Fragrances, Inc.		5,286	620,577
NewMarket Corp.		1,349	644,552
Platform Specialty Products Corp.	*	24,355	624,949
Rayonier Advanced Materials, Inc.		40,936	609,946
RPM International, Inc.		12,954	621,663
Scotts Miracle-Gro Co. (The), Class A		9,587	643,959

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Sherwin-Williams Co. (The)		2,294	$652,643
Sigma-Aldrich Corp.		4,407	609,268
Valspar Corp. (The)		7,341	616,864
W.R. Grace & Co.	*	6,190	612,005
Westlake Chemical Corp.		8,710	626,597

			23,507,590

Commercial Services & Supplies—1.3%
Cintas Corp.		7,602	620,551
Clean Harbors, Inc.	*	10,943	621,344
Copart, Inc.	*	101,009	3,794,908
Covanta Holding Corp.		27,545	617,834
KAR Auction Services, Inc.		17,160	650,879
Pitney Bowes, Inc.		26,265	612,500
R.R. Donnelley & Sons Co.		33,280	638,643
Rollins, Inc.		25,274	625,026
Stericycle, Inc.	*	34,653	4,866,321
Tyco International plc		14,420	620,925
Waste Connections, Inc.		13,503	650,034

			14,318,965

Communications Equipment—0.9%
Arista Networks, Inc.	*†	9,300	655,929
ARRIS Group, Inc.	*	21,750	628,466
CommScope Holding Co., Inc.	*	21,305	608,045
EchoStar Corp., Class A	*	11,700	605,124
F5 Networks, Inc.	*	5,490	631,021
Harris Corp.		8,152	642,051
Juniper Networks, Inc.		26,800	605,144
Motorola Solutions, Inc.		9,045	603,030
Palo Alto Networks, Inc.	*	31,326	4,576,102
Riverbed Technology, Inc.	*	29,658	620,149

			10,175,061

Construction & Engineering—0.2%
Chicago Bridge & Iron Co. NV (Netherlands)	†	12,762	628,656
Fluor Corp.		10,662	609,440
Quanta Services, Inc.	*	21,500	613,395

			1,851,491

Construction Materials—0.4%
Eagle Materials, Inc.		7,845	655,528
Martin Marietta Materials, Inc.		4,365	610,227
Vulcan Materials Co.		37,400	3,152,820

			4,418,575

Consumer Finance—0.2%
Ally Financial, Inc.	*	29,750	624,155
Santander Consumer USA Holdings, Inc.		27,626	639,266
SLM Corp.	*	68,395	634,705
Synchrony Financial	*	19,800	600,930

			2,499,056

Containers & Packaging—0.4%
AptarGroup, Inc.		9,757	619,765
Avery Dennison Corp.		11,500	608,465
Ball Corp.		8,634	609,906
Crown Holdings, Inc.	*	11,552	624,039
Owens-Illinois, Inc.	*	26,473	617,350
Packaging Corp. of America		7,589	593,384
Sealed Air Corp.		13,979	636,883
Silgan Holdings, Inc.		10,773	626,234

			4,936,026

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Distributors—0.5%
Genuine Parts Co.		6,685	$622,975
LKQ Corp.	*	25,454	650,604
Pool Corp.		62,400	4,353,024

			5,626,603

Diversified Consumer Services—1.7%
Bright Horizons Family Solutions, Inc.	*	73,700	3,778,599
Graham Holdings Co., Class B		5,850	6,140,336
H&R Block, Inc.		19,185	615,263
Service Corp. International		23,350	608,267
ServiceMaster Global Holdings, Inc.	*	252,838	8,533,282

			19,675,747

Diversified Financial Services—0.8%
CBOE Holdings, Inc.		10,626	609,986
Intercontinental Exchange, Inc.		2,707	631,462
Leucadia National Corp.		26,913	599,891
McGraw Hill Financial, Inc.		58,182	6,016,019
Moody’s Corp.		6,084	631,519
MSCI, Inc.		10,292	631,002

			9,119,879

Diversified Telecommunication Services—2.1%
Level 3 Communications, Inc.	*	278,054	14,970,428
Vivendi SA ADR (France)	*	310,800	7,710,948
Windstream Holdings, Inc.	†	78,408	580,219
Zayo Group Holdings, Inc.	*†	22,800	637,488

			23,899,083

Electric Utilities—0.1%
ITC Holdings Corp.		16,725	626,017

Electrical Equipment—1.6%
Acuity Brands, Inc.		31,665	5,324,786
AMETEK, Inc.		86,430	4,541,032
Hubbell, Inc., Class B		29,022	3,181,392
Rockwell Automation, Inc.		5,293	613,935
Sensata Technologies Holding NV (Netherlands)	*	69,400	3,987,030
SolarCity Corp.	*†	12,270	629,206

			18,277,381

Electronic Equipment, Instruments & Components—1.1%
Amphenol Corp., Class A		10,826	637,976
Avnet, Inc.		13,575	604,088
CDW Corp.		16,920	630,101
Cognex Corp.	*	85,700	4,249,863
FLIR Systems, Inc.		19,822	620,032
IPG Photonics Corp.	*†	6,720	622,944
Keysight Technologies, Inc.	*	101,303	3,763,406
National Instruments Corp.		19,025	609,561
Trimble Navigation Ltd.	*	25,216	635,443
Zebra Technologies Corp., Class A	*	7,151	648,703

			13,022,117

Energy Equipment & Services—1.2%
Atwood Oceanics, Inc.		20,911	587,808
Cameron International Corp.	*	53,802	2,427,546
Dresser-Rand Group, Inc.	*	7,375	592,581
Dril-Quip, Inc.	*	9,000	615,510
FMC Technologies, Inc.	*	16,313	603,744
Frank’s International NV (Netherlands)	†	36,100	675,070
Helmerich & Payne, Inc.	†	9,030	614,672
Nabors Industries Ltd. (Bermuda)		47,580	649,467
Oceaneering International, Inc.		64,439	3,475,195

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Patterson-UTI Energy, Inc.		32,195	$604,461
RPC, Inc.		48,053	615,559
Seadrill Ltd. (Bermuda)	†	61,165	571,893
Seventy Seven Energy, Inc.	*	164,371	682,140
Superior Energy Services, Inc.		27,540	615,244
Unit Corp.	*	22,240	622,275

			13,953,165

Food & Staples Retailing—0.2%
Kroger Co. (The)		8,044	616,653
Rite Aid Corp.	*	74,998	651,733
Sprouts Farmers Market, Inc.	*	18,400	648,232
Whole Foods Market, Inc.		11,787	613,867

			2,530,485

Food Products—1.6%
Campbell Soup Co.		13,461	626,610
Flowers Foods, Inc.		28,414	646,134
Hain Celestial Group, Inc. (The)	*	10,230	655,232
Hershey Co. (The)		30,551	3,082,901
Hormel Foods Corp.		11,277	641,097
Ingredion, Inc.		8,011	623,416
Keurig Green Mountain, Inc.		5,379	600,996
McCormick & Co., Inc. (Non-Voting Shares)		7,820	603,000
Mead Johnson Nutrition Co.		5,964	599,561
Mondelez International, Inc., Class A		119,009	4,295,035
Pilgrim’s Pride Corp.	†	26,155	590,841
Tyson Foods, Inc., Class A		16,135	617,971
WhiteWave Foods Co. (The)	*	103,157	4,573,981

			18,156,775

Health Care Equipment & Supplies—2.8%
Alere, Inc.	*	60,000	2,934,000
Align Technology, Inc.	*	82,751	4,450,763
Boston Scientific Corp.	*	272,415	4,835,366
C.R. Bard, Inc.		3,530	590,745
Cooper Cos., Inc. (The)		26,876	5,037,100
DENTSPLY International, Inc.		12,160	618,822
DexCom, Inc.	*	52,035	3,243,862
Edwards Lifesciences Corp.	*	4,352	619,986
Hill-Rom Holdings, Inc.		13,220	647,780
Hologic, Inc.	*	19,290	637,052
IDEXX Laboratories, Inc.	*	26,900	4,155,512
Intuitive Surgical, Inc.	*	1,201	606,541
ResMed, Inc.	†	8,718	625,778
Sirona Dental Systems, Inc.	*	6,802	612,112
St. Jude Medical, Inc.		9,170	599,718
Varian Medical Systems, Inc.	*	6,840	643,576
Zimmer Holdings, Inc.		5,342	627,792

			31,486,505

Health Care Providers & Services—3.9%
AmerisourceBergen Corp.		5,507	625,981
Brookdale Senior Living, Inc.	*	16,600	626,816
Cardinal Health, Inc.		6,945	626,925
Catamaran Corp.	*	12,752	759,254
Centene Corp.	*	9,058	640,310
Cigna Corp.		4,875	631,020
Community Health Systems, Inc.	*	73,700	3,853,036
DaVita HealthCare Partners, Inc.	*	148,864	12,099,666
Envision Healthcare Holdings, Inc.	*	296,827	11,383,315
HCA Holdings, Inc.	*	8,072	607,257
Henry Schein, Inc.	*	4,405	615,026
Laboratory Corp. of America Holdings	*	4,860	612,797

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
MEDNAX, Inc.	*	8,495	$615,972
Patterson Cos., Inc.		12,397	604,850
Premier, Inc., Class A	*	123,390	4,636,996
Tenet Healthcare Corp.	*	11,770	582,733
Universal Health Services, Inc., Class B		5,317	625,864
VCA, Inc.	*	74,900	4,106,018

			44,253,836

Health Care Technology—0.5%
Allscripts Healthcare Solutions, Inc.	*	52,200	624,312
athenahealth, Inc.	*	29,072	3,470,906
Cerner Corp.	*	8,486	621,685
IMS Health Holdings, Inc.	*	22,890	619,632
Veeva Systems, Inc., Class A	*	24,300	620,379

			5,956,914

Hotels, Restaurants & Leisure—3.5%
Aramark		19,502	616,848
Brinker International, Inc.		10,192	627,420
Chipotle Mexican Grill, Inc.	*	943	613,459
Choice Hotels International, Inc.		9,896	634,037
Dave & Buster’s Entertainment, Inc.	*	68,500	2,086,510
Domino’s Pizza, Inc.		44,845	4,509,165
Dunkin’ Brands Group, Inc.		12,853	611,289
Extended Stay America, Inc.		77,012	1,504,044
Hilton Worldwide Holdings, Inc.	*	21,095	624,834
Hyatt Hotels Corp., Class A	*	10,585	626,844
Krispy Kreme Doughnuts, Inc.	*	123,200	2,462,768
Marriott International, Inc., Class A		7,656	614,930
McDonald’s Corp.		88,300	8,603,952
MGM Resorts International	*	28,780	605,243
Norwegian Cruise Line Holdings Ltd.	*	12,696	685,711
Panera Bread Co., Class A	*	3,916	626,540
Restaurant Brands International, Inc. (Canada)		15,338	589,133
SeaWorld Entertainment, Inc.		31,600	609,248
Six Flags Entertainment Corp.		12,816	620,423
Starwood Hotels & Resorts Worldwide, Inc.		7,358	614,393
Wyndham Worldwide Corp.		50,305	4,551,093
Wynn Resorts Ltd.		55,872	7,033,167

			40,071,051

Household Durables—1.5%
D.R. Horton, Inc.		24,299	692,036
GoPro, Inc., Class A	*†	14,200	616,422
Harman International Industries, Inc.		30,100	4,022,263
Jarden Corp.	*	60,048	3,176,539
Leggett & Platt, Inc.		14,293	658,765
Lennar Corp., Class A		12,425	643,739
Newell Rubbermaid, Inc.		15,890	620,822
NVR, Inc.	*	433	575,310
Tempur Sealy International, Inc.	*	85,403	4,931,169
Tupperware Brands Corp.		8,782	606,134
Whirlpool Corp.		3,105	627,396

			17,170,595

Household Products—0.5%
Church & Dwight Co., Inc.		50,414	4,306,364
Clorox Co. (The)		5,670	625,911
Spectrum Brands Holdings, Inc.		6,820	610,799

			5,543,074

Independent Power and Renewable Electricity Producers—0.1%
Calpine Corp.	*	27,250	623,207

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Industrial Conglomerates—1.3%
Carlisle Cos., Inc.		52,300	$4,844,549
Koninklijke Philips NV NYRS (Netherlands)		318,628	9,029,918
Roper Industries, Inc.		3,805	654,460

			14,528,927

Insurance—2.8%
American Financial Group, Inc.		9,950	638,292
Aon plc (United Kingdom)		111,214	10,689,890
Arthur J. Gallagher & Co.		12,654	591,575
Assured Guaranty Ltd. (Bermuda)		147,800	3,900,442
Brown & Brown, Inc.		18,530	613,528
Erie Indemnity Co., Class A		7,079	617,714
Loews Corp.		244,800	9,995,184
Reinsurance Group of America, Inc.		6,800	633,692
RenaissanceRe Holdings Ltd. (Bermuda)		46,800	4,667,364

			32,347,681

Internet & Catalog Retail—1.0%
Expedia, Inc.		6,703	630,953
Groupon, Inc.	*†	81,090	584,659
HomeAway, Inc.	*	20,869	629,618
Liberty Interactive Corp., Series A	*	20,553	599,942
Liberty TripAdvisor Holdings, Inc., Series A	*	19,526	620,731
Liberty Ventures, Series A	*	14,864	624,437
MakeMyTrip Ltd. (India)	*	118,969	2,612,559
Netflix, Inc.	*	1,488	620,035
TripAdvisor, Inc.	*	7,321	608,888
Vipshop Holdings Ltd. ADR (China)	*	113,300	3,335,552
zulily, Inc., Class A	*	47,160	612,608

			11,479,982

Internet Software & Services—1.8%
Akamai Technologies, Inc.	*	8,683	616,884
CoStar Group, Inc.	*	48,647	9,623,836
Equinix, Inc. REIT		2,572	598,890
Google, Inc., Class C	*	7,853	4,303,444
IAC/InterActiveCorp		9,662	651,895
LinkedIn Corp., Class A	*	2,518	629,148
Pandora Media, Inc.	*†	38,873	630,131
Rackspace Hosting, Inc.	*	11,959	616,965
Twitter, Inc.	*	12,305	616,234
VeriSign, Inc.	*	9,431	631,594
Yelp, Inc.	*†	13,495	638,988
Zillow Group, Inc., Class A	*	5,765	578,230

			20,136,239

IT Services—5.9%
Alliance Data Systems Corp.	*	48,156	14,266,215
Amdocs Ltd.		110,200	5,994,880
Booz Allen Hamilton Holding Corp.		22,231	643,365
Broadridge Financial Solutions, Inc.		11,666	641,747
Computer Sciences Corp.		9,390	612,979
DST Systems, Inc.		5,756	637,247
EPAM Systems, Inc.	*	47,900	2,935,791
Euronet Worldwide, Inc.	*	69,332	4,073,255
Fidelity National Information Services, Inc.		9,409	640,377
Fiserv, Inc.	*	8,209	651,795
FleetCor Technologies, Inc.	*	4,006	604,585
Gartner, Inc.	*	106,464	8,927,006
Genpact Ltd. (Bermuda)	*	26,900	625,425
Global Payments, Inc.		53,631	4,916,890

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Jack Henry & Associates, Inc.		8,894	$621,602
NeuStar, Inc., Class A	*†	119,200	2,934,704
Paychex, Inc.		12,712	630,706
Sabre Corp.		25,931	630,123
Teradata Corp.	*	14,377	634,601
Total System Services, Inc.		16,218	618,717
Vantiv, Inc., Class A	*	243,966	9,197,518
VeriFone Systems, Inc.	*	17,855	622,961
Western Union Co. (The)		33,298	692,931
WEX, Inc.	*	36,900	3,961,584

			66,717,004

Leisure Products—1.0%
Brunswick Corp.		44,100	2,268,945
Hasbro, Inc.		10,157	642,329
Mattel, Inc.		27,020	617,407
Polaris Industries, Inc.		57,414	8,101,115

			11,629,796

Life Sciences Tools & Services—0.6%
Agilent Technologies, Inc.		14,606	606,879
Bio-Techne Corp.		6,407	642,558
Bruker Corp.	*	33,692	622,291
Charles River Laboratories International, Inc.	*	7,754	614,815
Illumina, Inc.	*	3,243	602,030
Mettler-Toledo International, Inc.	*	1,992	654,671
PerkinElmer, Inc.		12,130	620,328
Quintiles Transnational Holdings, Inc.	*	9,265	620,477
VWR Corp.	*	24,800	644,552
Waters Corp.	*	5,236	650,940

			6,279,541

Machinery—4.7%
Allison Transmission Holdings, Inc.		120,056	3,834,589
CNH Industrial NV (United Kingdom)	†	1,064,200	8,683,872
Colfax Corp.	*	12,882	614,858
Crane Co.		10,240	639,078
Donaldson Co., Inc.		16,569	624,817
Dover Corp.		8,845	611,366
Flowserve Corp.		56,938	3,216,428
Graco, Inc.		8,637	623,246
IDEX Corp.		8,224	623,626
Ingersoll-Rand plc		9,323	634,710
ITT Corp.		14,805	590,868
Lincoln Electric Holdings, Inc.		9,592	627,221
Manitowoc Co., Inc. (The)		28,878	622,610
Middleby Corp. (The)	*	6,070	623,085
Navistar International Corp.	*	21,315	628,792
Nordson Corp.		8,073	632,439
PACCAR, Inc.		9,866	622,939
Pall Corp.		36,674	3,681,703
Parker-Hannifin Corp.		5,283	627,515
Pentair plc (United Kingdom)		9,785	615,379
Proto Labs, Inc.	*†	43,200	3,024,000
Snap-on, Inc.		24,776	3,643,559
Stanley Black & Decker, Inc.		6,240	595,046
Timken Co. (The)		14,935	629,361
Toro Co. (The)		9,044	634,165
Trinity Industries, Inc.		17,900	635,629
Valmont Industries, Inc.	†	5,135	630,989
WABCO Holdings, Inc.	*	53,115	6,526,771
Wabtec Corp.		71,841	6,825,613

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Xylem, Inc.		17,701	$619,889

			53,144,163

Marine—0.1%
Kirby Corp.	*	8,376	628,619

Media—3.8%
AMC Networks, Inc., Class A	*	8,368	641,324
Cablevision Systems Corp., Class A		34,005	622,292
Charter Communications, Inc., Class A	*	34,675	6,696,089
Cinemark Holdings, Inc.		154,194	6,949,524
Clear Channel Outdoor Holdings, Inc., Class A		61,244	619,789
Discovery Communications, Inc., Class A	*	19,865	611,047
Discovery Communications, Inc., Class C	*	20,665	609,101
DISH Network Corp., Class A	*	8,404	588,784
DreamWorks Animation SKG, Inc., Class A	*†	415,300	10,050,260
Interpublic Group of Cos., Inc. (The)		29,361	649,465
Lions Gate Entertainment Corp.	†	18,580	630,234
Live Nation Entertainment, Inc.	*	24,665	622,298
Markit Ltd. (United Kingdom)	*	144,500	3,887,050
Morningstar, Inc.		8,188	613,363
Omnicom Group, Inc.		7,789	607,386
Regal Entertainment Group, Class A		26,676	609,280
Scripps Networks Interactive, Inc., Class A		107,685	7,382,884
Sirius XM Holdings, Inc.	*	159,250	608,335
Starz, Class A	*	18,213	626,709

			43,625,214

Metals & Mining—0.2%
Carpenter Technology Corp.		16,205	630,051
Compass Minerals International, Inc.		6,872	640,539
Tahoe Resources, Inc.	†	50,993	558,883
TimkenSteel Corp.		23,717	627,789

			2,457,262

Multiline Retail—0.5%
Big Lots, Inc.		12,656	607,868
Dillard’s, Inc., Class A		4,585	625,898
Dollar General Corp.	*	8,693	655,278
Dollar Tree, Inc.	*	7,549	612,564
Family Dollar Stores, Inc.		7,579	600,560
Kohl’s Corp.		8,205	642,041
Macy’s, Inc.		9,407	610,608
Nordstrom, Inc.		7,644	613,966
Sears Holdings Corp.	*†	14,759	610,728

			5,579,511

Oil, Gas & Consumable Fuels—5.1%
Antero Resources Corp.	*	17,425	615,451
Cabot Oil & Gas Corp.		20,172	595,679
Cheniere Energy, Inc.	*	8,221	636,305
Chesapeake Energy Corp.	†	639,150	9,050,364
Cimarex Energy Co.		5,400	621,486
Cobalt International Energy, Inc.	*	62,911	591,993
Concho Resources, Inc.	*	5,508	638,487
CONSOL Energy, Inc.		315,700	8,804,873
Continental Resources, Inc.	*	66,436	2,901,260
CVR Energy, Inc.	†	15,250	649,040
Delek US Holdings, Inc.		37,000	1,470,750
Diamondback Energy, Inc.	*	58,300	4,479,772

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
EP Energy Corp., Class A	*†	135,200	$1,416,896
EQT Corp.		7,945	658,402
Gulfport Energy Corp.	*	13,500	619,785
HollyFrontier Corp.		15,775	635,259
Kosmos Energy Ltd.	*	72,012	569,615
Laredo Petroleum, Inc.	*	47,774	622,973
Memorial Resource Development Corp.	*	35,200	624,448
Murphy Oil Corp.		166,800	7,772,880
Noble Energy, Inc.		12,745	623,231
Oasis Petroleum, Inc.	*†	43,475	618,215
ONEOK, Inc.		13,031	628,615
PBF Energy, Inc., Class A		18,630	631,930
QEP Resources, Inc.		28,355	591,202
Range Resources Corp.		73,257	3,812,294
Rice Energy, Inc.	*	29,795	648,339
Sanchez Energy Corp.	*†	106,664	1,387,699
SM Energy Co.		12,009	620,625
Southwestern Energy Co.	*	27,310	633,319
Targa Resources Corp.		6,475	620,240
Teekay Corp. (Bermuda)		13,375	622,874
Tesoro Corp.		6,718	613,286
Ultra Petroleum Corp.	*†	41,450	647,864
Whiting Petroleum Corp.	*	19,520	603,168
World Fuel Services Corp.		10,851	623,715

			57,902,334

Paper & Forest Products—0.1%
International Paper Co.		11,027	611,888

Personal Products—0.2%
Avon Products, Inc.		77,858	622,085
Coty, Inc., Class A	*	25,614	621,652
Herbalife Ltd.	*†	14,702	628,658
Nu Skin Enterprises, Inc., Class A	†	10,524	633,650

			2,506,045

Pharmaceuticals—1.7%
Catalent, Inc.	*	157,812	4,915,844
Endo International plc (Ireland)	*	60,114	5,392,226
GW Pharmaceuticals plc ADR (United Kingdom)	*†	13,000	1,184,690
Jazz Pharmaceuticals plc (Ireland)	*	27,845	4,811,338
Mallinckrodt plc	*	4,842	613,239
Mylan NV	*	10,503	623,353
Perrigo Co. plc (Ireland)		3,613	598,132
Salix Pharmaceuticals Ltd.	*	5,134	887,206
Zoetis, Inc.		13,586	628,896

			19,654,924

Professional Services—2.9%
Dun & Bradstreet Corp. (The)		4,873	625,498
Equifax, Inc.		78,002	7,254,186
IHS, Inc., Class A	*	32,775	3,728,484
Nielsen NV		242,797	10,821,463
Robert Half International, Inc.		10,223	618,696
Towers Watson & Co., Class A		34,600	4,573,601
Verisk Analytics, Inc., Class A	*	78,270	5,588,478

			33,210,406

Real Estate Investment Trusts (REITs)—1.4%
Apartment Investment & Management Co., Class A REIT		15,856	624,092
Boston Properties, Inc. REIT		4,564	641,151
Columbia Property Trust, Inc. REIT		23,425	632,943
Crown Castle International Corp. REIT		7,608	627,964

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Equity LifeStyle Properties, Inc. REIT		11,602	$637,530
Extra Space Storage, Inc. REIT		9,106	615,292
Federal Realty Investment Trust REIT		4,381	644,927
Gaming and Leisure Properties, Inc. REIT		16,755	617,757
Health Care REIT, Inc. REIT		7,823	605,187
Healthcare Trust of America, Inc., Class A REIT		22,362	623,005
Iron Mountain, Inc. REIT		16,949	618,300
Lamar Advertising Co., Class A REIT		11,095	657,601
NorthStar Realty Finance Corp. REIT	†	34,260	620,791
Omega Healthcare Investors, Inc. REIT		15,265	619,301
Outfront Media, Inc. REIT		20,523	614,048
Paramount Group, Inc. REIT		32,500	627,250
Plum Creek Timber Co., Inc. REIT		13,985	607,648
Rayonier, Inc. REIT		22,908	617,600
Tanger Factory Outlet Centers, Inc. REIT		17,477	614,666
Taubman Centers, Inc. REIT		7,884	608,093
Urban Edge Properties REIT		25,568	605,962
Ventas, Inc. REIT		8,309	606,723
Vornado Realty Trust REIT		5,537	620,144
Weyerhaeuser Co. REIT		18,597	616,491
WP GLIMCHER, Inc. REIT		37,000	615,310

			15,539,776

Real Estate Management & Development—1.6%
CBRE Group, Inc., Class A	*	17,277	668,793
Cheung Kong Holdings Ltd. ADR (Hong Kong)		680,000	13,729,200
Howard Hughes Corp. (The)	*	14,725	2,282,669
Jones Lang LaSalle, Inc.		3,965	675,636
Realogy Holdings Corp.	*	13,566	616,982

			17,973,280

Road & Rail—1.7%
AMERCO		1,930	637,672
Avis Budget Group, Inc.	*	86,540	5,107,158
Genesee & Wyoming, Inc., Class A	*	59,740	5,761,326
Hertz Global Holdings, Inc.	*	29,844	647,018
J.B. Hunt Transport Services, Inc.		7,145	610,147
Kansas City Southern		5,975	609,928
Landstar System, Inc.		9,287	615,728
Old Dominion Freight Line, Inc.	*	75,975	5,872,867

			19,861,844

Semiconductors & Semiconductor Equipment—2.4%
Advanced Micro Devices, Inc.	*†	225,825	605,211
Altera Corp.		17,443	748,479
Analog Devices, Inc.		10,639	670,257
Applied Materials, Inc.		27,488	620,129
Atmel Corp.		76,084	626,171
Avago Technologies Ltd. (Singapore)		4,963	630,202
Cree, Inc.	*†	17,550	622,850
Freescale Semiconductor Ltd.	*	15,484	631,128
KLA-Tencor Corp.		10,555	615,251
Lam Research Corp.		60,199	4,228,077
Linear Technology Corp.		12,938	605,498
Maxim Integrated Products, Inc.		18,949	659,615
Microchip Technology, Inc.		13,116	641,372
NVIDIA Corp.		29,225	611,533
NXP Semiconductors NV (Netherlands)	*	35,300	3,542,708
ON Semiconductor Corp.	*	52,900	640,619
Qorvo, Inc.	*	45,724	3,644,203
Skyworks Solutions, Inc.		6,591	647,829

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
SunEdison, Inc.	*†	25,890	$621,360
SunPower Corp.	*†	19,415	607,884
Teradyne, Inc.		33,400	629,590
Tower Semiconductor Ltd. (Israel)	*	117,800	2,000,244
Veeco Instruments, Inc.	*	60,256	1,840,821
Xilinx, Inc.		15,396	651,251

			27,342,282

Software—4.4%
Activision Blizzard, Inc.		27,380	622,211
ANSYS, Inc.	*	7,207	635,585
Autodesk, Inc.	*	9,953	583,644
Cadence Design Systems, Inc.	*	34,124	629,247
Citrix Systems, Inc.	*	9,278	592,586
CommVault Systems, Inc.	*	39,000	1,704,300
CyberArk Software Ltd. (Israel)	*	54,848	3,047,903
Electronic Arts, Inc.	*	10,925	642,554
FactSet Research Systems, Inc.		3,913	622,950
FireEye, Inc.	*†	15,620	613,085
Fleetmatics Group plc (Ireland)	*	81,437	3,652,449
Fortinet, Inc.	*	18,256	638,047
Guidewire Software, Inc.	*	58,786	3,092,731
Informatica Corp.	*	14,053	616,294
Intuit, Inc.		6,315	612,302
Mobileye NV (Israel)	*	32,800	1,378,584
NetSuite, Inc.	*	6,655	617,318
PTC, Inc.	*	17,175	621,220
Qlik Technologies, Inc.	*	115,800	3,604,854
Red Hat, Inc.	*	8,584	650,238
ServiceNow, Inc.	*	44,600	3,513,588
SolarWinds, Inc.	*	69,723	3,572,607
Solera Holdings, Inc.		143,307	7,403,240
Splunk, Inc.	*	73,060	4,325,152
Tableau Software, Inc., Class A	*	57,258	5,297,510
Workday, Inc., Class A	*	7,000	590,870

			49,881,069

Specialty Retail—4.8%
Aaron’s, Inc.		22,157	627,265
Abercrombie & Fitch Co., Class A	†	28,020	617,561
Advance Auto Parts, Inc.		4,163	623,159
AutoNation, Inc.	*	10,091	649,154
AutoZone, Inc.	*	948	646,688
Bed Bath & Beyond, Inc.	*	7,967	611,666
Best Buy Co., Inc.		15,204	574,559
Brown Shoe Co., Inc.		72,400	2,374,720
Cabela’s, Inc.	*	10,865	608,223
CarMax, Inc.	*	8,944	617,225
Chico’s FAS, Inc.		35,162	622,016
CST Brands, Inc.		13,667	599,025
Dick’s Sporting Goods, Inc.		10,793	615,093
Foot Locker, Inc.		9,985	629,055
GameStop Corp., Class A	†	15,825	600,717
Gap, Inc. (The)		14,515	628,935
GNC Holdings, Inc., Class A		12,976	636,732
L Brands, Inc.		6,667	628,631
Lithia Motors, Inc., Class A		40,500	4,026,105
Michaels Cos., Inc. (The)	*	142,414	3,853,723
Murphy USA, Inc.	*	8,845	640,113
O’Reilly Automotive, Inc.	*	29,054	6,282,637
Penske Automotive Group, Inc.		12,082	622,102
Restoration Hardware Holdings, Inc.	*†	36,338	3,604,366
Ross Stores, Inc.		48,273	5,086,043
Sally Beauty Holdings, Inc.	*	155,578	5,347,216

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Signet Jewelers Ltd. (Bermuda)		4,648	$645,096
Tiffany & Co.		7,154	629,624
Tractor Supply Co.		55,121	4,688,592
Ulta Salon Cosmetics & Fragrance, Inc.	*	4,106	619,390
Urban Outfitters, Inc.	*	13,523	617,325
Williams-Sonoma, Inc.		64,862	5,170,150

			54,742,906

Technology Hardware, Storage & Peripherals—0.3%
3D Systems Corp.	*†	22,200	608,724
Diebold, Inc.		17,795	631,011
NCR Corp.	*	20,360	600,823
NetApp, Inc.		17,264	612,181
SanDisk Corp.		9,290	591,030
Stratasys Ltd.	*	10,715	565,538

			3,609,307

Textiles, Apparel & Luxury Goods—2.3%
Carter’s, Inc.		57,275	5,296,219
Coach, Inc.		15,140	627,250
Columbia Sportswear Co.		58,385	3,555,647
Deckers Outdoor Corp.	*	8,455	616,116
Fossil Group, Inc.	*	7,619	628,187
Hanesbrands, Inc.		129,824	4,350,402
Kate Spade & Co.	*	133,295	4,450,720
Michael Kors Holdings Ltd. (United Kingdom)	*	9,223	606,412
PVH Corp.		5,907	629,450
Ralph Lauren Corp.		4,640	610,160
Under Armour, Inc., Class A	*	47,404	3,827,873
V.F. Corp.		8,064	607,300

			25,805,736

Thrifts & Mortgage Finance—0.1%
Nationstar Mortgage Holdings, Inc.	*	23,810	589,774
Ocwen Financial Corp.	*†	74,700	616,275

			1,206,049

Tobacco—0.1%
Lorillard, Inc.		9,460	618,211

Trading Companies & Distributors—0.8%
Air Lease Corp.		16,300	615,162
Fastenal Co.	†	96,213	3,986,586
HD Supply Holdings, Inc.	*	20,315	632,914
MRC Global, Inc.	*	50,387	597,086
MSC Industrial Direct Co., Inc., Class A		8,537	616,371
NOW, Inc.	*†	30,020	649,633
United Rentals, Inc.	*	6,713	611,957
Veritiv Corp.	*	13,347	589,003
W.W. Grainger, Inc.		2,592	611,219

			8,909,931

Wireless Telecommunication Services—1.5%
SBA Communications Corp., Class A	*	150,175	17,585,492

TOTAL COMMON STOCKS (Cost $880,868,780)			1,112,822,885

MONEY MARKET FUNDS—8.4%
Institutional Money Market Funds—8.4%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	11,500,000	11,500,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		¥23,163,427	23,163,427

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%	††¥	13,405,563	$13,405,563
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.09%	††¥	12,200,000	12,200,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.08%	††¥	11,500,000	11,500,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%	††¥	11,500,000	11,500,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.10%	††¥	11,500,000	11,500,000

TOTAL MONEY MARKET FUNDS (Cost $94,768,990)			94,768,990

TOTAL INVESTMENTS—106.4% (Cost $975,637,770)			1,207,591,875
Other assets less liabilities—(6.4%)			(72,524,566)

NET ASSETS—100.0%			$1,135,067,309

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—49.4%
Aerospace & Defense—0.5%
Astronics Corp.	*	7,100	$523,270
Astronics Corp., Class B	*	12,007	877,592

			1,400,862

Air Freight & Logistics—0.4%
Park-Ohio Holdings Corp.		24,884	1,310,640

Auto Components—0.4%
Standard Motor Products, Inc.		31,757	1,342,051

Banks—3.0%
Bank of Marin Bancorp		31,300	1,593,170
Blue Hills Bancorp, Inc.	*	93,000	1,229,460
Flushing Financial Corp.		74,094	1,487,067
Heritage Financial Corp./Washington		93,173	1,583,941
TriCo Bancshares		68,357	1,649,454
Wintrust Financial Corp.		31,663	1,509,692

			9,052,784

Biotechnology—3.0%
Arena Pharmaceuticals, Inc.	*†	301,540	1,317,730
Bellicum Pharmaceuticals, Inc.	*†	800	18,536
Cara Therapeutics, Inc.	*	136,862	1,375,463
Dicerna Pharmaceuticals, Inc.	*	69,059	1,659,488
Ironwood Pharmaceuticals, Inc.	*	122,500	1,960,000
Trevena, Inc.	*	254,200	1,657,384
Zafgen, Inc.	*	32,475	1,286,334

			9,274,935

Building Products—0.5%
Insteel Industries, Inc.		73,279	1,585,025

Capital Markets—1.5%
Alaris Royalty Corp. (Canada)		56,800	1,480,823
HFF, Inc., Class A		35,500	1,332,670
WisdomTree Investments, Inc.		78,290	1,680,103

			4,493,596

Chemicals—1.1%
Advanced Emissions Solutions, Inc.	*†	89,700	1,533,870
Orion Engineered Carbons SA (Luxembourg)		100,500	1,809,000

			3,342,870

Commercial Services & Supplies—0.8%
CECO Environmental Corp.		101,500	1,076,915
Heritage-Crystal Clean, Inc.	*	126,500	1,480,050

			2,556,965

Communications Equipment—1.9%
CalAmp Corp.	*†	73,000	1,181,870
Mitel Networks Corp. (Canada)	*†	257,233	2,616,060
ParkerVision, Inc.	*†	622,671	516,817
Radware Ltd. (Israel)	*	71,200	1,488,792

			5,803,539

Construction & Engineering—0.6%
EMCOR Group, Inc.		38,435	1,786,074

Consumer Finance—0.5%
Regional Management Corp.	*	94,561	1,395,720

Containers & Packaging—0.5%
Myers Industries, Inc.		93,289	1,635,356

Electric Utilities—0.8%
ALLETE, Inc.		22,109	1,166,471
Spark Energy, Inc., Class A	†	87,574	1,291,716

			2,458,187

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—(Continued)
Electronic Equipment, Instruments & Components—0.3%
Control4 Corp.	*†	45,023	$539,375
Speed Commerce, Inc.	*†	501,498	320,307

			859,682

Energy Equipment & Services—0.5%
C&J Energy Services Ltd.	*	47,945	533,628
Superior Drilling Products, Inc.	*†	301,754	929,402

			1,463,030

Food Products—0.8%
Darling Ingredients, Inc.	*	68,776	963,552
Freshpet, Inc.	*†	77,500	1,505,825

			2,469,377

Health Care Equipment & Supplies—1.7%
Anika Therapeutics, Inc.	*	47,500	1,955,575
Globus Medical, Inc., Class A	*	60,999	1,539,615
Natus Medical, Inc.	*	41,157	1,624,467

			5,119,657

Health Care Providers & Services—1.3%
Aceto Corp.		76,000	1,672,000
Ensign Group, Inc. (The)		46,893	2,197,406

			3,869,406

Hotels, Restaurants & Leisure—1.4%
Del Frisco’s Restaurant Group, Inc.	*	78,665	1,585,100
Red Robin Gourmet Burgers, Inc.	*	18,835	1,638,645
Ruth’s Hospitality Group, Inc.		64,000	1,016,320

			4,240,065

Household Durables—2.8%
iRobot Corp.	*†	61,000	1,990,430
M/I Homes, Inc.	*	71,180	1,696,931
New Home Co., Inc. (The)	*	149,080	2,377,826
William Lyon Homes, Class A	*	97,500	2,517,450

			8,582,637

Independent Power and Renewable Electricity Producers—0.4%
Pattern Energy Group, Inc.		47,855	1,355,254

Insurance—0.8%
James River Group Holdings Ltd. (Bermuda)		62,000	1,458,860
Phoenix Cos., Inc. (The)	*	21,549	1,077,235

			2,536,095

Internet Software & Services—1.8%
Constant Contact, Inc.	*	34,646	1,323,824
Marchex, Inc., Class B		245,000	999,600
New Relic, Inc.	*†	700	24,290
Perficient, Inc.	*	94,400	1,953,136
Textura Corp.	*†	41,264	1,121,555

			5,422,405

IT Services—1.3%
ExlService Holdings, Inc.	*	50,382	1,874,210
Global Cash Access Holdings, Inc.	*	290,337	2,212,368

			4,086,578

Life Sciences Tools & Services—0.6%
Albany Molecular Research, Inc.	*†	96,422	1,697,027

Machinery—2.9%
Alamo Group, Inc.		21,700	1,369,921
Altra Industrial Motion Corp.		52,137	1,441,066
Luxfer Holdings plc ADR (United Kingdom)		78,159	1,044,986
Lydall, Inc.	*	45,922	1,456,646

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—(Continued)
NN, Inc.		85,500	$2,144,340
Titan International, Inc.	†	162,500	1,521,000

			8,977,959

Metals & Mining—0.5%
Haynes International, Inc.		15,200	678,072
New Gold, Inc. (Canada)	*	177,898	603,074
Romarco Minerals, Inc. (Canada)	*	245,150	83,230

			1,364,376

Oil, Gas & Consumable Fuels—1.0%
Abraxas Petroleum Corp.	*	354,500	1,152,125
Karoon Gas Australia Ltd. (Australia)	*	455,718	744,446
Synergy Resources Corp.	*	106,119	1,257,510

			3,154,081

Pharmaceuticals—0.8%
Phibro Animal Health Corp., Class A		38,709	1,370,686
XenoPort, Inc.	*	158,679	1,129,794

			2,500,480

Real Estate Investment Trusts (REITs)—4.5%
Arbor Realty Trust, Inc. REIT		196,863	1,374,104
Armada Hoffler Properties, Inc. REIT		144,500	1,540,370
CareTrust REIT, Inc. REIT		115,448	1,565,475
Easterly Government Properties, Inc. REIT	*	93,224	1,496,245
Gladstone Commercial Corp. REIT		70,791	1,317,420
Medical Properties Trust, Inc. REIT		116,963	1,724,035
Pebblebrook Hotel Trust REIT		30,301	1,411,118
STAG Industrial, Inc. REIT		61,192	1,439,236
Summit Hotel Properties, Inc. REIT		122,573	1,724,602

			13,592,605

Real Estate Management & Development—0.3%
Marcus & Millichap, Inc.	*	26,701	1,000,754

Road & Rail—0.6%
Celadon Group, Inc.		71,746	1,952,926

Semiconductors & Semiconductor Equipment—2.2%
Exar Corp.	*	180,468	1,813,704
Inphi Corp.	*	100,698	1,795,445
Integrated Silicon Solution, Inc.		72,158	1,290,907
Rambus, Inc.	*	136,110	1,711,583

			6,611,639

Software—2.6%
Digimarc Corp.	†	18,200	399,490
ePlus, Inc.	*	19,926	1,732,167
Sapiens International Corp. NV (Israel)	*	147,000	1,205,400
Silver Spring Networks, Inc.	*†	100,500	898,470
Tangoe, Inc.	*	165,500	2,283,900
Zix Corp.	*	370,100	1,454,493

			7,973,920

Specialty Retail—0.7%
Shoe Carnival, Inc.		69,850	2,056,384

Textiles, Apparel & Luxury Goods—0.7%
Crocs, Inc.	*	176,500	2,084,465

Thrifts & Mortgage Finance—1.5%
Clifton Bancorp, Inc.		106,923	1,508,684
EverBank Financial Corp.		90,449	1,630,795
WSFS Financial Corp.		20,118	1,521,524

			4,661,003

Trading Companies & Distributors—1.6%
CAI International, Inc.	*	75,309	1,850,342

Vantagepoint Discovery Fund
			Shares	Value
COMMON STOCKS—(Continued)
H&E Equipment Services, Inc.			69,413	$1,734,631
Textainer Group Holdings Ltd. (Bermuda)		†	45,730	1,371,443

				4,956,416

Wireless Telecommunication Services—0.3%
Shenandoah Telecommunications Co.			30,564	952,374

TOTAL COMMON STOCKS (Cost $130,691,948)				150,979,199

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—21.9%
Aerospace & Defense—0.1%
L-3 Communications Corp.
1.500%	05/28/2017		$360,000	357,932

Airlines—0.1%
United Airlines Pass Through Trust, Series 2014-2, Class B
4.625%	09/03/2022		250,000	251,563

Auto Components—0.0%
Johnson Controls, Inc.
1.400%	11/02/2017		70,000	69,835

Automobiles—0.1%
FCA US LLC/CG Co.-Issuer, Inc.
8.000%	06/15/2019		400,000	421,500

Banks—4.7%
Bank of America Corp.
3.875%	03/22/2017		70,000	73,292
3.700%	09/01/2015		425,000	430,098
0.805%	05/02/2017	#	100,000	99,230
Bank of America Corp. MTN
1.700%	08/25/2017		300,000	301,336
1.335%	03/22/2018	#	590,000	597,150
1.250%	01/11/2016		190,000	190,395
Bank of America Corp., Series 1
3.750%	07/12/2016		130,000	134,039
Barclays Bank plc (United Kingdom)
0.837%	02/17/2017	#	300,000	300,681
BB&T Corp. MTN
1.600%	08/15/2017		150,000	151,044
0.915%	02/01/2019	#	650,000	652,546
BNZ International Funding Ltd. (New Zealand)
1.900%	02/26/2018	^	500,000	503,244
Capital One NA, Bank Note
1.650%	02/05/2018		390,000	388,723
1.500%	09/05/2017		360,000	359,374
CIT Group, Inc.
5.250%	03/15/2018		175,000	181,563
Citigroup, Inc.
4.450%	01/10/2017		225,000	237,239
1.957%	05/15/2018	#	325,000	335,686
1.850%	11/24/2017		250,000	251,918
1.550%	08/14/2017		670,000	670,860
1.064%	04/01/2016	#	540,000	541,571
Compass Bank, Bank Note
1.850%	09/29/2017		250,000	251,949
Credit Agricole SA (France)
1.053%	04/15/2019	#^	670,000	675,503
Discover Bank
2.000%	02/21/2018		395,000	395,724
Fifth Third Bancorp
5.450%	01/15/2017		245,000	262,296

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Fifth Third Bank/Ohio, Bank Note
1.150%	11/18/2016		$400,000	$400,740
HSBC Bank plc (United Kingdom)
0.897%	05/15/2018	#^	360,000	361,933
Huntington National Bank (The)
1.375%	04/24/2017		250,000	250,057
0.681%	04/24/2017	#	250,000	249,792
Huntington National Bank (The), Bank Note
1.300%	11/20/2016		260,000	260,360
JPMorgan Chase & Co.
1.156%	01/25/2018	#	280,000	283,614
0.778%	02/15/2017	#	800,000	801,369
JPMorgan Chase & Co. MTN
1.350%	02/15/2017		640,000	642,649
1.100%	10/15/2015		250,000	250,664
KeyBank NA, Bank Note
4.950%	09/15/2015		200,000	203,973
KeyCorp MTN
3.750%	08/13/2015		230,000	232,530
Macquarie Bank Ltd. (Australia)
1.600%	10/27/2017	^	420,000	420,067
Manufacturers & Traders Trust Co., Bank Note
1.400%	07/25/2017		410,000	411,401
1.250%	01/30/2017		380,000	381,020
PNC Bank NA, Bank Note
1.150%	11/01/2016		250,000	251,224
Regions Financial Corp.
2.000%	05/15/2018		370,000	369,935
SunTrust Bank, Bank Note
1.350%	02/15/2017		670,000	672,415

				14,429,204

Biotechnology—0.2%
Amgen, Inc.
1.250%	05/22/2017		630,000	629,819

Building Products—0.1%
Masco Corp.
4.800%	06/15/2015		165,000	166,340

Capital Markets—1.3%
Goldman Sachs Group, Inc. (The)
3.625%	02/07/2016		1,225,000	1,251,470
Goldman Sachs Group, Inc. (The), Series 1
1.455%	04/30/2018	#	240,000	243,512
Macquarie Group Ltd. (Australia)
1.255%	01/31/2017	#^	670,000	673,901
Morgan Stanley
1.875%	01/05/2018		260,000	261,954
1.396%	01/27/2020	#	710,000	721,455
Morgan Stanley MTN
0.997%	07/23/2019	#	690,000	689,840

				3,842,132

Chemicals—0.2%
Ashland, Inc.
3.875%	04/15/2018		375,000	385,781
3.000%	03/15/2016		125,000	126,563

				512,344

Commercial Services & Supplies—0.1%
Mobile Mini, Inc.
7.875%	12/01/2020		430,000	455,800

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Communications Equipment—0.3%
Cisco Systems, Inc.
1.100%	03/03/2017		$500,000	$503,365
0.542%	03/03/2017	#	460,000	461,673

				965,038

Consumer Finance—2.8%
Ally Financial, Inc.
3.250%	09/29/2017		400,000	398,252
American Express Co.
0.852%	05/22/2018	#	800,000	801,098
American Express Credit Corp.
0.763%	07/29/2016	#	550,000	552,046
Caterpillar Financial Services Corp.
0.700%	11/06/2015		150,000	150,332
Caterpillar Financial Services Corp. MTN
1.250%	08/18/2017		260,000	261,491
1.000%	11/25/2016		130,000	130,593
1.000%	03/03/2017		540,000	542,101
Ford Motor Credit Co. LLC
4.250%	02/03/2017		600,000	630,317
3.000%	06/12/2017		280,000	288,715
1.684%	09/08/2017		450,000	449,625
General Motors Financial Co., Inc.
3.000%	09/25/2017		310,000	316,200
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^	160,000	160,354
HSBC USA, Inc.
1.700%	03/05/2018		530,000	531,218
International Lease Finance Corp.
4.875%	04/01/2015		210,000	210,000
3.875%	04/15/2018		435,000	442,612
2.221%	06/15/2016	#	560,000	562,100
John Deere Capital Corp.
1.050%	10/11/2016		240,000	241,361
John Deere Capital Corp. MTN
1.350%	01/16/2018		205,000	205,900
1.125%	06/12/2017		460,000	461,701
1.050%	12/15/2016		270,000	270,754
PACCAR Financial Corp. MTN
1.100%	06/06/2017		140,000	140,229
1.050%	06/05/2015		90,000	90,123
0.864%	12/06/2018	#	130,000	130,815
Synchrony Financial
1.875%	08/15/2017		415,000	415,566
1.485%	02/03/2020	#	140,000	140,813

				8,524,316

Containers & Packaging—0.2%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)
3.271%	12/15/2019	#^	670,000	655,763

Diversified Financial Services—0.6%
General Electric Capital Corp. MTN
1.250%	05/15/2017		1,490,000	1,498,201
National Rural Utilities Cooperative Finance Corp.
1.100%	01/27/2017		360,000	361,649

				1,859,850

Diversified Telecommunication Services—0.6%
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017		130,000	131,174
Verizon Communications, Inc.
2.021%	09/14/2018	#	280,000	292,291

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
1.801%	09/15/2016	#	$400,000	$406,591
1.350%	06/09/2017		450,000	450,535
1.041%	06/17/2019	#	120,000	121,053
0.700%	11/02/2015		210,000	210,038
Windstream Corp.
7.875%	11/01/2017		340,000	369,750

				1,981,432

Electric Utilities—0.8%
Duke Energy Corp.
0.651%	04/03/2017	#	200,000	200,535
Georgia Power Co.
0.750%	08/10/2015		500,000	500,664
NextEra Energy Capital Holdings, Inc.
1.339%	09/01/2015		500,000	501,445
1.200%	06/01/2015		80,000	80,008
RJS Power Holdings LLC
5.125%	07/15/2019	^	475,000	470,250
Southern California Edison Co.
1.845%	02/01/2022		800,000	804,847

				2,557,749

Electronic Equipment, Instruments & Components—0.1%
Amphenol Corp.
1.550%	09/15/2017		160,000	160,555

Energy Equipment & Services—0.3%
Cameron International Corp.
1.400%	06/15/2017		160,000	157,732
1.150%	12/15/2016		300,000	297,932
Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc.
6.500%	11/15/2020		169,000	179,774
Nabors Industries, Inc.
2.350%	09/15/2016		200,000	199,495

				834,933

Food & Staples Retailing—0.6%
Kroger Co. (The)
2.200%	01/15/2017		500,000	508,733
0.787%	10/17/2016	#	800,000	801,829
Sysco Corp.
1.450%	10/02/2017		140,000	141,165
Walgreens Boots Alliance, Inc.
2.700%	11/18/2019		90,000	92,042
1.750%	11/17/2017		120,000	121,167
0.706%	05/18/2016	#	210,000	210,375

				1,875,311

Food Products—0.5%
ConAgra Foods, Inc.
1.350%	09/10/2015		70,000	70,152
1.300%	01/25/2016		110,000	110,310
General Mills, Inc.
1.400%	10/20/2017		340,000	341,096
0.875%	01/29/2016		90,000	90,239
Kellogg Co.
1.125%	05/15/2015		350,000	350,243
Kraft Foods Group, Inc.
1.625%	06/04/2015		150,000	150,257
Want Want China Finance Ltd. (Virgin Islands, British)
1.875%	05/14/2018	^	290,000	287,612
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	100,000	101,146
1.400%	10/21/2016	^	100,000	100,405

				1,601,460

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Health Care Equipment & Supplies—0.6%
Becton Dickinson and Co.
1.800%	12/15/2017		$150,000	$151,248
0.721%	06/15/2016	#	610,000	610,926
CareFusion Corp.
1.450%	05/15/2017		670,000	670,851
Zimmer Holdings, Inc.
2.000%	04/01/2018		450,000	453,796

				1,886,821

Health Care Providers & Services—0.4%
Anthem, Inc.
2.375%	02/15/2017		465,000	474,800
1.250%	09/10/2015		190,000	190,474
Express Scripts Holding Co.
1.250%	06/02/2017		210,000	209,914
McKesson Corp.
1.292%	03/10/2017		200,000	200,298
Tenet Healthcare Corp.
6.250%	11/01/2018		260,000	282,750

				1,358,236

Household Durables—0.1%
Whirlpool Corp.
1.650%	11/01/2017		170,000	171,193

Independent Power and Renewable Electricity Producers—0.2%
AES Corp.
3.262%	06/01/2019	#	430,000	428,925
TransAlta Corp. (Canada)
1.900%	06/03/2017		130,000	129,279

				558,204

Insurance—0.5%
Metropolitan Life Global Funding I
0.632%	04/10/2017	#^	690,000	691,997
Principal Life Global Funding II
1.000%	12/11/2015	^	230,000	230,820
Prudential Financial, Inc. MTN
1.037%	08/15/2018	#	300,000	302,029
TIAA Asset Management Finance Co. LLC
2.950%	11/01/2019^		280,000	287,276

				1,512,122

Internet Software & Services—0.3%
Alibaba Group Holding Ltd. (Cayman Islands)
1.625%	11/28/2017	^	200,000	200,657
eBay, Inc.
0.700%	07/15/2015		220,000	220,157
IAC/InterActiveCorp
4.875%	11/30/2018		150,000	155,250
Tencent Holdings Ltd. (Cayman Islands)
2.000%	05/02/2017	^	300,000	301,836

				877,900

IT Services—0.3%
Computer Sciences Corp.
2.500%	09/15/2015		100,000	100,724
Fidelity National Information Services, Inc.
2.000%	04/15/2018		150,000	150,840
1.450%	06/05/2017		70,000	69,980
International Business Machines Corp.
1.125%	02/06/2018		700,000	698,563

				1,020,107

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
Life Sciences Tools & Services—0.1%
Thermo Fisher Scientific, Inc.
1.300%	02/01/2017			$180,000	$180,180

Marine—0.1%
AP Moeller - Maersk A/S (Denmark)
2.550%	09/22/2019	^		350,000	356,122

Media—0.3%
DISH DBS Corp.
4.625%	07/15/2017			245,000	252,044
NBCUniversal Enterprise, Inc.
0.938%	04/15/2018	#^		240,000	241,943
Starz LLC/Starz Finance Corp.
5.000%	09/15/2019			350,000	361,375

					855,362

Metals & Mining—0.8%
ArcelorMittal (Luxembourg)
4.500%	08/05/2015			350,000	353,063
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017	^	†	280,000	276,675
Freeport-McMoRan, Inc.
2.300%	11/14/2017			230,000	229,410
2.150%	03/01/2017			80,000	79,742
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^		800,000	812,207
Glencore Funding LLC
1.613%	01/15/2019	#^		600,000	600,766

					2,351,863

Multiline Retail—0.0%
Family Tree Escrow LLC
5.250%	03/01/2020	^		50,000	52,625

Multi-Utilities—0.2%
Dominion Resources, Inc.
1.250%	03/15/2017			540,000	540,894

Oil, Gas & Consumable Fuels—0.7%
CNOOC Nexen Finance 2014 ULC (Canada)
1.625%	04/30/2017			260,000	259,531
Enterprise Products Operating LLC
1.250%	08/13/2015			100,000	100,155
Hess Corp.
1.300%	06/15/2017			180,000	178,556
Kinder Morgan, Inc.
3.050%	12/01/2019			110,000	111,210
2.000%	12/01/2017			110,000	109,899
Marathon Oil Corp.
0.900%	11/01/2015			220,000	220,077
Murphy Oil Corp.
2.500%	12/01/2017			250,000	246,616
Rockies Express Pipeline LLC
3.900%	04/15/2015	^		290,000	290,181
Sabine Pass LNG LP
7.500%	11/30/2016			370,000	394,975
WPX Energy, Inc.
5.250%	01/15/2017			355,000	358,550

					2,269,750

Pharmaceuticals—1.2%
AbbVie, Inc.
1.750%	11/06/2017			520,000	522,173
1.200%	11/06/2015			520,000	520,835

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Actavis Funding SCS (Luxembourg)
3.000%	03/12/2020		$140,000	$143,393
2.350%	03/12/2018		620,000	628,830
1.850%	03/01/2017		420,000	423,227
1.523%	03/12/2020	#	310,000	314,583
1.300%	06/15/2017		300,000	297,594
Eli Lilly & Co.
1.250%	03/01/2018		230,000	230,859
Merck & Co., Inc.
0.616%	05/18/2018	#	470,000	471,813
Mylan, Inc.
1.800%	06/24/2016		80,000	80,667
1.350%	11/29/2016		150,000	149,869

				3,783,843

Real Estate Investment Trusts (REITs)—0.7%
ARC Properties Operating Partnership LP
2.000%	02/06/2017		150,000	145,800
Digital Realty Trust LP
4.500%	07/15/2015		550,000	551,376
Health Care REIT, Inc.
3.625%	03/15/2016		375,000	384,527
Healthcare Realty Trust, Inc.
6.500%	01/17/2017		265,000	288,365
Liberty Property LP
6.625%	10/01/2017		385,000	429,483
Ventas Realty LP
1.550%	09/26/2016		211,000	212,478
1.250%	04/17/2017		120,000	119,798

				2,131,827

Real Estate Management & Development—0.1%
WEA Finance LLC/Westfield UK & Europe Finance plc
1.750%	09/15/2017	^	240,000	241,382

Road & Rail—0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017		165,000	169,950
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.125%	05/11/2015	^	300,000	300,641
2.500%	03/15/2016	^	230,000	233,385
2.500%	06/15/2019	^	110,000	110,252

				814,228

Semiconductors & Semiconductor Equipment—0.1%
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	200,000	198,415

Software—0.0%
Autodesk, Inc.
1.950%	12/15/2017		150,000	150,218

Specialty Retail—0.1%
AutoZone, Inc.
1.300%	01/13/2017		220,000	220,524

Technology Hardware, Storage & Peripherals—0.3%
Hewlett-Packard Co.
1.193%	01/14/2019	#	580,000	574,789
Seagate HDD Cayman (Cayman Islands)
3.750%	11/15/2018		350,000	365,070

				939,859

Thrifts & Mortgage Finance—0.3%
Astoria Financial Corp.
5.000%	06/19/2017		240,000	254,217

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
BPCE SA MTN (France)
0.875%	06/23/2017	#	$350,000	$350,696
Santander Bank NA
2.000%	01/12/2018		300,000	301,479

				906,392

Tobacco—0.0%
Reynolds American, Inc.
1.050%	10/30/2015		100,000	100,103

Trading Companies & Distributors—0.4%
Air Lease Corp.
4.500%	01/15/2016		600,000	613,875
Aircastle Ltd. (Bermuda)
6.750%	04/15/2017		430,000	464,400
GATX Corp.
1.250%	03/04/2017		100,000	99,636

				1,177,911

Wireless Telecommunication Services—0.1%
SBA Communications Corp.
5.625%	10/01/2019		150,000	158,925

TOTAL CORPORATE OBLIGATIONS (Cost $66,634,605)				66,967,882

MORTGAGE-BACKED SECURITIES—3.8%
Commercial Mortgage-Backed Securities— 1.6%
American Homes 4 Rent, Series 2014-SFR1, Class A
1.250%	06/17/2031	#^	295,983	293,429
Colony American Homes, Series 2014-1A, Class A
1.327%	05/17/2031	#^	304,456	302,829
Colony American Homes, Series 2014-2A, Class A
1.125%	07/17/2031	#^	476,582	469,867
Hilton USA Trust, Series 2013-HLF, Class AFL
1.173%	11/05/2030	#^	601,134	601,328
Invitation Homes Trust, Series 2013-SFR1, Class A
1.400%	12/17/2030	#^	391,405	390,836
Invitation Homes Trust, Series 2014-SFR1, Class A
1.177%	06/17/2031	#^	1,270,000	1,258,507
Invitation Homes Trust, Series 2014-SFR2, Class A
1.277%	09/17/2031	#^	770,000	764,024
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A
1.428%	01/15/2032	#^	610,000	610,292
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020		126,404	126,553

				4,817,665

Non-Agency Mortgage-Backed Securities— 2.0%
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	508,872	479,244
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.624%	11/25/2023	#	372,113	372,681
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class M1
1.223%	03/25/2025	#	300,000	300,374
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.174%	10/25/2023	#	539,128	546,361

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
1.774%	01/25/2024	#	$561,611	$564,929
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.124%	05/25/2024	#	498,040	496,864
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 2M1
1.124%	05/25/2024	#	286,622	285,065
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C03, Class 1M1
1.374%	07/25/2024	#	1,201,552	1,202,651
GSAMP Trust, Series 2004-SEA2, Class M1
0.824%	03/25/2034	#	369,501	370,198
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	228,877	232,745
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	275,666	267,609
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	370,715	360,181
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059	#^	166,978	167,811
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	351,740	352,162
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065	#^	203,090	203,246

				6,202,121

U.S. Government Agency Mortgage-Backed Securities— 0.2%
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.621%	10/07/2020	#	398,407	400,815
National Credit Union Administration Guaranteed Notes, Series 2011-R6, Class 1A
0.555%	05/07/2020	#	136,202	136,277

				537,092

TOTAL MORTGAGE-BACKED SECURITIES (Cost $11,618,815)				11,556,878

U.S. TREASURY OBLIGATIONS—17.7%
U.S. Treasury Notes—17.7%
U.S. Treasury Note
1.000%	02/15/2018		3,130,000	3,142,714
0.875%	04/30/2017 - 11/15/2017		9,100,000	9,145,225
0.750%	02/28/2018		6,810,000	6,788,187
0.500%	06/15/2016 - 08/31/2016		14,825,000	14,847,552
0.500%	01/31/2017	‡‡	10,910,000	10,911,702
0.375%	10/31/2016		9,260,000	9,249,147

				54,084,527

TOTAL U.S. TREASURY OBLIGATIONS (Cost $53,922,978)				54,084,527

GOVERNMENT RELATED OBLIGATIONS—2.1%
U.S. Government Agencies—1.4%
Federal Home Loan Bank, Series 3823
0.500%	09/28/2016		1,340,000	1,340,348
Federal Home Loan Mortgage Corp.
1.400%	02/13/2018		1,454,000	1,455,861
Federal Home Loan Mortgage Corp., Series 1
1.000%	07/28/2017		1,300,000	1,310,147

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
National Credit Union Administration Guaranteed Notes, Series A2
1.400%	06/12/2015		$180,000	$180,419

				4,286,775

Non-U.S. Government Agencies—0.1%
Korea Expressway Corp. (Korea, Republic of)
1.625%	04/28/2017	^	300,000	299,832

Sovereign Debt—0.2%
Instituto de Credito Oficial (Spain)
1.125%	04/01/2016	^	710,000	711,561

Supranational—0.3%
European Investment Bank
1.125%	12/15/2016		765,000	772,234

U.S. Municipal Bonds—0.1%
California Earthquake Authority Revenue Bonds (California)
1.824%	07/01/2017		240,000	241,490

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $6,290,628)				6,311,892

ASSET-BACKED SECURITIES—3.0%
Automobiles—2.2%
Ally Master Owner Trust Series 2013-2, Class A
0.625%	04/15/2018	#	600,000	600,585
Ally Master Owner Trust Series 2013-1, Class A1
0.625%	02/15/2018	#	500,000	500,412
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		120,000	120,494
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		120,000	119,959
Chrysler Capital Auto Receivables Trust Series 2014-AA, Class A3
0.830%	09/17/2018	^	865,000	865,643
Hyundai Auto Lease Securitization Trust Series 2014-A, Class A3
0.750%	04/17/2017	^	1,870,000	1,870,289
Nissan Master Owner Trust Receivables Series 2013-A, Class A
0.475%	02/15/2018	#	1,250,000	1,250,103
Porsche Financial Auto Securitization Trust Series 2014-1, Class A3
0.670%	01/23/2018	^	1,590,000	1,590,270

				6,917,755

Other—0.4%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		480,796	481,475
GreatAmerica Leasing Receivables Funding LLC Series 2013-1, Class C
1.830%	06/17/2019	^	100,000	99,820
Kubota Credit Owner Trust Series 2015-1A, Class A2
0.940%	12/15/2017	^	635,000	635,227

				1,216,522

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Student Loan—0.4%
Missouri Higher Education Loan Authority Series 2012-1, Class A1
1.004%	01/26/2026	#	$424,670	$426,572
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.528%	12/07/2020	#	540,529	541,027
Nelnet Student Loan Trust Series 2014-2A, Class A1
0.454%	06/25/2021	#^	221,652	221,635

				1,189,234

TOTAL ASSET-BACKED SECURITIES (Cost $9,317,465)				9,323,511

			Shares	Value
MONEY MARKET FUNDS—8.0%
Institutional Money Market Funds—8.0%
Dreyfus Institutional Cash Advantage Fund, 0.06%		††¥	3,000,000	3,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%			¥7,489,396	7,489,396
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		††¥	1,911,610	1,911,610
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.09%		††¥	3,000,000	3,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.08%		††¥	3,000,000	3,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%		††¥	3,000,000	3,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.10%		††¥	3,000,000	3,000,000

TOTAL MONEY MARKET FUNDS (Cost $24,401,006)				24,401,006

TOTAL INVESTMENTS—105.9% (Cost $302,877,445)				323,624,895
Other assets less liabilities—(5.9%)				(18,050,418)

NET ASSETS—100.0%				$305,574,477

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
MTN	Medium Term Note
REIT	Real Estate Investment Trust

#	Rate is subject to change. Rate shown reflects current rate.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $22,025,210, which represents 7.2% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—95.9%
Australia—2.5%
Cochlear Ltd.		43,600	$2,997,357
CSL Ltd.		134,400	9,402,943
Fortescue Metals Group Ltd.	†	596,600	883,146
GPT Group (The) REIT		1,119,500	3,888,420
Insurance Australia Group Ltd.		596,700	2,762,118
Oil Search Ltd.		166,000	905,731
QBE Insurance Group Ltd.		688,159	6,802,326
Sonic Healthcare Ltd.		222,400	3,455,183
Suncorp Group Ltd.		225,000	2,307,286
Telstra Corp. Ltd.		532,300	2,555,284
Woolworths Ltd.	†	164,200	3,677,094

			39,636,888

Austria—0.4%
voestalpine AG		88,400	3,233,677
Zumtobel Group AG		97,900	2,425,213

			5,658,890

Belgium—1.4%
Ackermans & van Haaren NV		25,300	2,967,923
AGFA-Gevaert NV	*	540,671	1,245,759
Anheuser-Busch InBev NV		50,355	6,151,638
Delhaize Group SA		41,800	3,755,316
Groupe Bruxelles Lambert SA		42,800	3,548,513
Telenet Group Holding NV	*	39,358	2,165,691
UCB SA		31,359	2,265,408

			22,100,248

Brazil—0.9%
Ambev SA ADR		72,524	417,738
CCR SA		561,600	2,905,177
Cia Brasileira de Distribuicao (Preference) ADR		26,500	790,230
Cielo SA		221,980	3,177,850
CPFL Energia SA ADR		136,300	1,733,736
EcoRodovias Infraestrutura e Logistica SA		269,700	754,624
Natura Cosmeticos SA		67,000	569,538
Souza Cruz SA		165,000	1,307,468
TOTVS SA		86,600	994,467
Vale SA ADR		18,700	105,655
Vale SA ADR		42,200	238,430
Vale SA (Preference) ADR		230,700	1,118,895

			14,113,808

Canada—2.0%
BCE, Inc.		145,500	6,159,812
Canadian Natural Resources Ltd.		65,000	1,992,262
Canfor Corp.	*	129,600	2,593,944
CI Financial Corp.		104,200	2,913,207
Empire Co. Ltd., Class A		45,700	3,186,425
Encana Corp.		154,700	1,727,100
Gluskin Sheff + Associates, Inc.		23,981	506,677
Manulife Financial Corp.		216,400	3,675,152
Stantec, Inc.		99,400	2,378,757
Suncor Energy, Inc.		142,200	4,155,242
Western Forest Products, Inc.		1,068,500	1,661,952

			30,950,530

Chile—0.1%
Enersis SA ADR		132,300	2,151,198

China—3.0%
AAC Technologies Holdings, Inc.		222,000	1,370,548

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Alibaba Group Holding Ltd. ADR	*	13,921	$1,158,784
Baidu, Inc. ADR	*	70,814	14,757,638
China Shenhua Energy Co. Ltd., H Shares		1,947,366	4,967,145
CNOOC Ltd.		4,358,000	6,150,556
ENN Energy Holdings Ltd.		206,000	1,264,917
Hengan International Group Co. Ltd.		327,500	3,942,059
Mindray Medical International Ltd. ADR		78,900	2,157,915
Mindray Medical International Ltd. ADR		13,200	361,020
Ping An Insurance Group Co. of China Ltd., H Shares		250,564	3,005,924
Tencent Holdings Ltd.		398,900	7,575,078
Want Want China Holdings Ltd.		815,000	867,297

			47,578,881

Denmark—1.4%
A.P. Moller-Maersk A/S, Class B		1,555	3,250,303
Chr Hansen Holding A/S		63,510	2,915,991
Coloplast A/S, Class B		32,245	2,435,954
DSV A/S		88,688	2,756,318
Novo Nordisk A/S, Class B		138,500	7,393,654
Vestas Wind Systems A/S		81,327	3,353,186

			22,105,406

Faroe Islands—0.2%
Bakkafrost P/F		159,100	3,440,277

Finland—0.6%
Huhtamaki Oyj		134,500	4,183,833
Kone Oyj, Class B	†	125,500	5,564,707

			9,748,540

France—6.9%
Air Liquide SA		43,230	5,565,405
AXA SA		86,100	2,167,067
Cie de Saint-Gobain		248,750	10,921,943
Danone SA		83,800	5,648,777
Essilor International SA		51,100	5,867,053
Etablissements Maurel et Prom	*	170,300	1,243,875
Eurazeo SA		46,500	3,186,772
Ipsen SA		48,900	2,313,821
L’Oreal SA		43,065	7,932,170
LVMH Moet Hennessy Louis Vuitton SE		45,075	7,932,438
Orange SA		405,104	6,505,793
Pernod Ricard SA		16,959	2,005,262
Peugeot SA	*	181,500	3,033,883
Renault SA		39,300	3,569,620
Sanofi		145,874	14,406,378
Schneider Electric SE		43,963	3,421,147
TOTAL SA	†	269,362	13,389,180
UBISOFT Entertainment	*	122,200	2,256,382
Valeo SA		31,400	4,683,474
Zodiac Aerospace		114,828	3,799,265

			109,849,705

Germany—7.7%
adidas AG		78,000	6,159,138
Allianz SE (Registered)		15,409	2,675,258
BASF SE		32,224	3,190,033
Bayer AG (Registered)		109,903	16,443,236

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Bayerische Motoren Werke AG		31,563	$3,930,702
Beiersdorf AG	†	40,215	3,487,025
Continental AG		19,632	4,623,267
Daimler AG (Registered)	†	101,372	9,735,233
Deutsche Post AG (Registered)		84,817	2,642,464
Deutsche Telekom AG (Registered)		777,791	14,226,126
Duerr AG		44,064	4,839,081
Fresenius SE & Co. KGaA		56,670	3,378,467
Krones AG		41,912	4,351,071
Linde AG		42,503	8,642,955
Merck KGaA		34,218	3,829,605
MTU Aero Engines AG		2,571	251,879
RWE AG		296,253	7,542,583
SAP SE		261,322	18,887,669
Volkswagen AG		14,350	3,689,705

			122,525,497

Hong Kong—4.9%
AIA Group Ltd.		2,974,400	18,674,727
ASM Pacific Technology Ltd.		105,500	1,098,106
Beijing Enterprises Holdings Ltd.		561,500	4,411,364
Belle International Holdings Ltd.		2,486,837	2,902,944
China Mobile Ltd.		833,234	10,859,034
China Resources Power Holdings Co. Ltd.		1,444,000	3,621,389
CK Hutchison Holdings Ltd.		235,000	4,801,173
CLP Holdings Ltd.		836,500	7,311,113
Hang Lung Properties Ltd.		1,947,000	5,470,096
HKT Trust & HKT Ltd. (STAPLED SECURITY)		2,774,000	3,572,916
Hong Kong & China Gas Co. Ltd.		2,698,182	6,247,769
Hopewell Holdings Ltd.		331,000	1,242,213
Orient Overseas International Ltd.		328,000	2,002,170
Sino Land Co. Ltd.		1,297,000	2,114,931
Yue Yuen Industrial Holdings Ltd.		831,000	2,940,443

			77,270,388

India—0.9%
Axis Bank Ltd. GDR		30,869	1,380,565
ICICI Bank Ltd. ADR		164,700	1,706,292
Infosys Ltd. ADR		127,600	4,476,208
Larsen & Toubro Ltd. GDR		64,273	1,784,494
Tata Motors Ltd. ADR		120,200	5,416,212

			14,763,771

Indonesia—0.6%
Bank Mandiri Persero Tbk PT		1,872,000	1,785,269
Bank Rakyat Indonesia Persero Tbk PT		1,909,000	1,936,328
Bumitama Agri Ltd.		560,000	409,187
Global Mediacom Tbk PT		4,581,500	612,296
Perusahaan Gas Negara Persero Tbk PT		5,204,900	1,907,741
Semen Indonesia Persero Tbk PT		839,000	874,727
Telekomunikasi Indonesia Persero Tbk PT ADR		28,900	1,258,306

			8,783,854

Ireland—1.4%
Experian plc		334,300	5,533,673
ICON plc	*	61,700	4,351,701

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Medtronic plc		120,722	$9,415,109
Smurfit Kappa Group plc		123,900	3,491,710

			22,792,193

Israel—1.1%
Teva Pharmaceutical Industries Ltd.		66,268	4,141,570
Teva Pharmaceutical Industries Ltd. ADR		214,200	13,344,660

			17,486,230

Italy—1.7%
ACEA SpA		240,538	3,086,266
Assicurazioni Generali SpA		157,000	3,086,960
Atlantia SpA		89,800	2,358,180
Eni SpA	†	510,796	8,840,931
Snam SpA		585,000	2,839,670
Telecom Italia SpA RSP		3,819,900	3,591,912
UnipolSai SpA		906,900	2,638,832

			26,442,751

Japan—16.3%
Aisin Seiki Co. Ltd.	†	75,300	2,730,026
Canon, Inc.	†	387,700	13,717,329
Daikin Industries Ltd.	†	93,600	6,257,539
Daito Trust Construction Co. Ltd.	†	83,100	9,279,423
Daiwa House Industry Co. Ltd.		175,000	3,449,296
Denso Corp.	†	117,100	5,338,042
FANUC Corp.		32,900	7,182,524
FUJIFILM Holdings Corp.		133,400	4,745,914
Honda Motor Co. Ltd.	†	574,400	18,750,105
IHI Corp.	†	977,000	4,568,188
INPEX Corp.		392,000	4,319,366
ITOCHU Corp.	†	235,100	2,544,224
Japan Airlines Co. Ltd.		93,300	2,902,307
JFE Holdings, Inc.	†	120,500	2,659,809
Kao Corp.		153,600	7,669,869
Keyence Corp.		13,892	7,580,821
Kobe Steel Ltd.		1,327,500	2,448,462
Komatsu Ltd.	†	300,300	5,886,685
Kuroda Electric Co. Ltd.		179,800	2,872,360
Kyowa Exeo Corp.	†	222,000	2,380,749
LIXIL Group Corp.	†	104,600	2,475,441
Medipal Holdings Corp.		204,900	2,670,695
Mitsubishi Corp.	†	147,900	2,971,878
MS&AD Insurance Group Holdings, Inc.		148,600	4,160,211
NGK Insulators Ltd.	†	203,000	4,325,227
Nippon Telegraph & Telephone Corp.		65,727	4,057,395
Nippon Yusen K.K.	†	813,600	2,340,510
Nissan Motor Co. Ltd.		390,600	3,972,618
NTT DOCOMO, Inc.	†	564,800	9,870,458
Olympus Corp.	*	197,500	7,322,428
Ono Pharmaceutical Co. Ltd.	†	2,300	259,541
ORIX Corp.	†	258,000	3,625,191
Paltac Corp.		219,000	3,079,051
Panasonic Corp.		277,100	3,638,889
Rakuten, Inc.		176,800	3,113,120
Seiko Epson Corp.		172,800	3,060,521
Seven & i Holdings Co. Ltd.		279,400	11,741,303
Shin-Etsu Chemical Co. Ltd.		91,300	5,960,804
Showa Corp.	†	225,400	2,275,185
Sompo Japan Nipponkoa Holdings, Inc.		98,600	3,065,311

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Sumitomo Rubber Industries Ltd.		268,300	$4,945,671
T&D Holdings, Inc.		256,800	3,527,433
Takeda Pharmaceutical Co. Ltd.		294,300	14,690,840
Tokai Rika Co. Ltd.	†	135,100	3,131,034
Tokio Marine Holdings, Inc.	†	567,500	21,421,326
Toyota Motor Corp.		149,200	10,414,716

			259,399,835

Kazakhstan—0.1%
KazMunaiGas Exploration Production JSC GDR		92,845	1,147,307

Korea, Republic of—2.7%
Dongbu Insurance Co. Ltd.		45,344	2,019,015
Hankook Tire Worldwide Co. Ltd.		196,398	3,731,477
Hanwha Corp.		162,276	5,301,269
Hyundai Marine & Fire Insurance Co. Ltd.		71,640	1,601,700
Hyundai Mobis Co. Ltd.		19,522	4,324,232
Hyundai Motor Co.		10,196	1,544,099
Hyundai Steel Co.		56,062	3,679,845
Korea Electric Power Corp.		93,339	3,846,472
Korea Gas Corp.		35,896	1,307,755
LG Display Co. Ltd.		114,559	3,242,012
LG Electronics, Inc.		60,981	3,232,216
LG Household & Health Care Ltd.		2,000	1,515,616
NAVER Corp.		1,650	995,451
Orion Corp.		31	32,332
Samsung Electronics Co. Ltd.		2,049	2,657,048
Samsung Electronics Co. Ltd. GDR		1,530	984,034
SK Holdings Co. Ltd.		14,814	2,266,744

			42,281,317

Luxembourg—0.1%
Millicom International Cellular SA SDR		10,000	723,091
Tenaris SA ADR		23,100	646,800

			1,369,891

Macau—0.1%
Sands China Ltd.		249,200	1,030,501

Malaysia—0.7%
AMMB Holdings Bhd		1,734,900	2,975,871
Genting Malaysia Bhd		1,427,100	1,628,298
Guinness Anchor Bhd		227,000	870,126
Tenaga Nasional Bhd		942,400	3,648,765
Top Glove Corp. Bhd		830,700	1,228,473

			10,351,533

Mexico—1.1%
America Movil SAB de CV, Series L ADR		44,900	918,654
Coca-Cola Femsa SAB de CV ADR		11,700	934,362
Fibra Uno Administracion SA de CV REIT		1,407,200	3,727,994
Grupo Financiero Santander Mexico SAB de CV, Class B ADR		135,600	1,480,752
Grupo Financiero Santander Mexico SAB de CV, Class B ADR		58,200	635,544

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Grupo Televisa SAB ADR	*	241,785	$7,981,323
Kimberly-Clark de Mexico SAB de CV, Class A		504,300	1,057,299
Wal-Mart de Mexico SAB de CV		565,200	1,412,120

			18,148,048

Netherlands—2.6%
ASML Holding NV		83,413	8,456,368
Heineken Holding NV		52,400	3,605,877
Koninklijke Ahold NV		755,803	14,893,757
Royal Dutch Shell plc, Class A		387,744	11,569,767
Royal Dutch Shell plc, Class A		79,200	2,355,178

			40,880,947

New Zealand—0.3%
Air New Zealand Ltd.		1,969,600	4,006,216

Norway—0.4%
TGS Nopec Geophysical Co. ASA	†	76,400	1,690,992
Yara International ASA		86,100	4,371,549

			6,062,541

Peru—0.1%
Credicorp Ltd.		10,856	1,526,679

Philippines—0.2%
Jollibee Foods Corp.		103,490	508,907
Philippine Long Distance Telephone Co. ADR		45,100	2,818,299
Philippine Long Distance Telephone Co. ADR		2,700	168,723

			3,495,929

Russia—0.1%
Gazprom OAO ADR		339,212	1,599,385

Singapore—2.0%
Boustead Singapore Ltd.		1,674,900	2,073,496
DBS Group Holdings Ltd.		394,605	5,851,146
Singapore Airlines Ltd.		378,900	3,298,909
Singapore Telecommunications Ltd.		3,279,000	10,463,416
United Overseas Bank Ltd.		550,327	9,224,672

			30,911,639

South Africa—0.4%
Bidvest Group Ltd. (The)		69,901	1,890,826
Mondi plc		125,400	2,409,813
Shoprite Holdings Ltd.		82,000	1,108,653
Woolworths Holdings Ltd.		136,215	965,727

			6,375,019

Spain—2.5%
Gamesa Corp. Tecnologica SA	*	220,200	2,773,098
Grifols SA		35,695	1,529,485
Grifols SA ADR		34,307	1,125,613
Grifols SA, Class B		2,427	80,941
Iberdrola SA		2,128,346	13,724,753
Inditex SA		190,900	6,128,976
Telefonica SA		1,058,993	15,068,950

			40,431,816

Sweden—2.3%
Autoliv, Inc. SDR		11,979	1,415,393
Hennes & Mauritz AB, Class B		211,800	8,581,658
Hexpol AB		38,900	3,916,993

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Loomis AB, Class B		92,737	$2,840,235
Svenska Cellulosa AB SCA, Class B		109,600	2,518,483
Swedbank AB, Class A	†	111,142	2,653,374
Swedish Orphan Biovitrum AB	*	208,600	2,199,703
Telefonaktiebolaget LM Ericsson, Class B		298,500	3,747,650
TeliaSonera AB		1,383,377	8,790,926

			36,664,415

Switzerland—9.4%
ABB Ltd. (Registered)	*	710,575	15,074,144
Actelion Ltd. (Registered)	*	30,246	3,488,379
Adecco SA (Registered)	*	21,741	1,807,188
Aryzta AG	*	45,709	2,802,087
Geberit AG (Registered)		11,587	4,336,037
Kuehne + Nagel International AG (Registered)		19,800	2,939,736
Lonza Group AG (Registered)	*	21,715	2,703,475
Nestle SA (Registered)		348,041	26,208,337
Novartis AG (Registered)		244,378	24,120,228
Roche Holding AG		12,186	3,323,045
Roche Holding AG (Genusschein)		40,298	11,073,572
SGS SA (Registered)		2,150	4,099,227
Swatch Group AG (The) (Bearer)		5,600	2,368,277
Swiss Re AG		25,137	2,424,664
Syngenta AG (Registered)		53,225	18,082,055
Wolseley plc		76,800	4,539,226
Zurich Insurance Group AG	*	59,587	20,140,538

			149,530,215

Taiwan—1.2%
Asustek Computer, Inc.		223,000	2,241,818
MediaTek, Inc.		178,000	2,404,025
Taiwan Mobile Co. Ltd.		793,000	2,772,447
Taiwan Semiconductor Manufacturing Co. Ltd.		972,000	4,517,430
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		330,100	7,750,748

			19,686,468

Thailand—0.1%
PTT Exploration & Production PCL	‡	183,200	613,447
PTT PCL	‡	171,100	1,697,284

			2,310,731

Turkey—0.2%
Tupras Turkiye Petrol Rafinerileri AS		89,687	2,124,832
Turk Telekomunikasyon AS		612,878	1,624,867

			3,749,699

United Kingdom—14.2%
3i Group plc		428,600	3,062,487
Babcock International Group plc		203,316	2,965,946
Barratt Developments plc		316,500	2,474,633
BG Group plc		386,500	4,743,800
BP plc		1,785,975	11,576,983
British American Tobacco plc		20,300	1,051,216
BT Group plc		1,011,449	6,572,241
Compass Group plc		479,800	8,328,972
Croda International plc		91,804	3,723,395
Delphi Automotive plc		47,349	3,775,609

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Diageo plc		189,015	$5,223,304
Dixons Carphone plc		394,900	2,415,144
Fiat Chrysler Automobiles NV	*	304,900	4,949,768
GlaxoSmithKline plc		623,913	14,362,441
Hammerson plc REIT		265,100	2,610,748
Imperial Tobacco Group plc		63,700	2,794,282
Inchcape plc		332,800	3,912,430
InterContinental Hotels Group plc		63,261	2,467,411
International Consolidated Airlines Group SA	*	248,678	2,216,521
Intertek Group plc		59,600	2,207,630
Johnson Matthey plc		123,523	6,188,905
Legal & General Group plc		607,600	2,502,308
Liberty Global plc, Series A	*	96,898	4,987,340
Liberty Global plc, Series C	*	160,958	8,017,318
Lloyds Banking Group plc	*	2,696,385	3,125,481
Londonmetric Property plc REIT		1,066,500	2,558,156
Man Group plc		813,700	2,454,408
National Grid plc		1,204,649	15,487,030
Next plc		21,600	2,246,368
Pace plc		760,599	3,880,004
Prudential plc		140,100	3,476,644
Reckitt Benckiser Group plc		64,500	5,540,911
Reed Elsevier NV		32,092	799,656
Rolls-Royce Holdings plc	*	394,000	5,556,957
SABMiller plc		54,698	2,861,182
SABMiller plc		210,446	11,023,536
Schroders plc (Non-Voting Shares)		72,000	2,585,950
Severn Trent plc		103,500	3,154,943
Smith & Nephew plc		147,000	2,506,580
Standard Chartered plc (Hong Kong Exchange)		46,354	759,738
Standard Chartered plc (London Exchange)		255,098	4,131,749
Tesco plc		3,206,045	11,444,157
Unilever NV CVA		106,719	4,459,527
Unilever plc		334,628	13,961,838
Vodafone Group plc		1,822,599	5,964,137
WPP plc		201,919	4,585,706

			225,695,490

United States—1.1%
Catamaran Corp.	*	73,400	4,369,634
Cognizant Technology Solutions Corp., Class A	*	66,434	4,144,817
Flextronics International Ltd.	*	219,100	2,777,093
Schlumberger Ltd.		21,210	1,769,762
WABCO Holdings, Inc.	*	5,323	654,090
Yum! Brands, Inc.		53,800	4,235,136

			17,950,532

TOTAL COMMON STOCKS (Cost $1,364,360,719)			1,522,005,208

PREFERRED STOCKS—0.8%
Germany—0.8%
Draegerwerk AG & Co. KGaA		16,123	2,007,206
Henkel AG & Co. KGaA		23,925	2,810,263
Porsche Automobil Holding SE		48,444	4,744,043

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint International Fund
		Shares	Value
PREFERRED STOCKS—(Continued)
Volkswagen AG		11,084	$2,939,505

TOTAL PREFERRED STOCKS (Cost $11,117,117)			12,501,017

RIGHTS—0.0%
Spain—0.0%
Telefonica SA, Expires 04/12/2015, Strike EUR 10.84 (Cost $—)	*	1,079,205	174,062

MONEY MARKET FUNDS—9.2%
Institutional Money Market Funds—9.2%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	20,000,000	20,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		¥41,569,829	41,569,829
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%	††¥	9,789,745	9,789,745
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.09%	††¥	14,730,000	14,730,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.08%	††¥	20,000,000	20,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%	††¥	20,000,000	20,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.10%	††¥	20,000,000	20,000,000

TOTAL MONEY MARKET FUNDS (Cost $146,089,574)			146,089,574

TOTAL INVESTMENTS—105.9% (Cost $1,521,567,410)			1,680,769,861
Other assets less liabilities—(5.9%)			(93,379,680)

NET ASSETS—100.0%			$1,587,390,181

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
CVA	Dutch Certificate of Shares
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
RSP	Risparmio (Italian Savings Shares)
SDR	Swedish Depository Receipt

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $2,310,731)
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint International Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Pharmaceuticals	8.3%
Insurance	7.1%
Oil, Gas & Consumable Fuels	5.4%
Diversified Telecommunication Services	5.3%
Automobiles	4.3%
Chemicals	4.3%
Food Products	3.6%
Food & Staples Retailing	3.3%
Banks	2.5%
Machinery	2.4%
Auto Components	2.3%
Health Care Equipment & Supplies	2.2%
Wireless Telecommunication Services	2.2%
Beverages	2.1%
Electric Utilities	2.0%
Media	1.8%
Technology Hardware, Storage & Peripherals	1.7%
Electrical Equipment	1.7%
Multi-Utilities	1.6%
Real Estate Management & Development	1.6%
Building Products	1.5%
Internet Software & Services	1.5%
Semiconductors & Semiconductor Equipment	1.5%
Personal Products	1.5%
Textiles, Apparel & Luxury Goods	1.4%
Software	1.4%
Biotechnology	1.1%
Diversified Financial Services	1.1%
Hotels, Restaurants & Leisure	1.1%
Specialty Retail	1.1%
Professional Services	1.0%
Metals & Mining	0.9%
Electronic Equipment, Instruments & Components	0.9%
Health Care Providers & Services	0.9%
Gas Utilities	0.9%
Airlines	0.8%
Trading Companies & Distributors	0.8%
Real Estate Investment Trusts (REITs)	0.8%
IT Services	0.7%
Capital Markets	0.7%
Household Products	0.7%
Marine	0.7%
Industrial Conglomerates	0.6%
Household Durables	0.6%
Aerospace & Defense	0.6%
Communications Equipment	0.5%
Containers & Packaging	0.5%
Distributors	0.4%
Life Sciences Tools & Services	0.4%
Transportation Infrastructure	0.4%
Paper & Forest Products	0.4%
Commercial Services & Supplies	0.4%
Energy Equipment & Services	0.4%
Construction & Engineering	0.3%
Tobacco	0.3%
Internet & Catalog Retail	0.2%
Multiline Retail	0.2%
Road & Rail	0.2%
Water Utilities	0.2%
Air Freight & Logistics	0.2%
Independent Power and Renewable Electricity Producers	0.2%
Health Care Technology	0.1%

Vantagepoint International Fund
COMMON STOCKS (continued)
Construction Materials	0.1%

TOTAL COMMON STOCKS	95.9%

PREFERRED STOCKS
Automobiles	0.5%
Household Products	0.2%
Health Care Equipment & Supplies	0.1%

TOTAL PREFERRED STOCKS	0.8%

RIGHTS
Diversified Telecommunication Services	0.0%

TOTAL RIGHTS	0.0%

MONEY MARKET FUNDS
Institutional Money Market Funds	9.2%

TOTAL INVESTMENTS	105 .9%
Other assets less liabilities	(5 .9)%

TOTAL NET ASSETS	100 .0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund
	Shares	Value
COMMON STOCKS—5.5%
Real Estate Investment Trusts (REITs)—5.5%
Acadia Realty Trust REIT	6,825	$238,056
Alexandria Real Estate Equities, Inc. REIT	7,363	721,869
American Campus Communities, Inc. REIT	11,500	493,005
American Homes 4 Rent, Class A REIT	14,500	239,975
Apartment Investment & Management Co., Class A REIT	15,900	625,824
Ashford Hospitality Prime, Inc. REIT	2,200	36,894
Ashford Hospitality Trust, Inc. REIT	8,900	85,618
Associated Estates Realty Corp. REIT	5,900	145,612
AvalonBay Communities, Inc. REIT	13,541	2,359,519
BioMed Realty Trust, Inc. REIT	19,500	441,870
BioMed Realty Trust, Inc. REIT	700	15,862
Boston Properties, Inc. REIT	15,680	2,202,726
Brandywine Realty Trust REIT	18,400	294,032
Brixmor Property Group, Inc. REIT	14,000	371,700
Camden Property Trust REIT	8,954	699,576
CBL & Associates Properties, Inc. REIT	17,453	345,569
Cedar Realty Trust, Inc. REIT	7,000	52,430
Columbia Property Trust, Inc. REIT	13,100	353,962
Corporate Office Properties Trust REIT	9,574	281,284
Cousins Properties, Inc. REIT	21,100	223,660
CubeSmart REIT	16,600	400,890
DCT Industrial Trust, Inc. REIT	9,225	319,738
DDR Corp. REIT	30,600	569,772
DiamondRock Hospitality Co. REIT	20,600	291,078
Digital Realty Trust, Inc. REIT	13,885	915,855
Douglas Emmett, Inc. REIT	14,059	419,099
Duke Realty Corp. REIT	35,315	768,808
DuPont Fabros Technology, Inc. REIT	6,700	218,956
EastGroup Properties, Inc. REIT	3,300	198,462
Education Realty Trust, Inc. REIT	4,766	168,621
Equity Commonwealth REIT	13,100	347,805
Equity LifeStyle Properties, Inc. REIT	8,300	456,085
Equity One, Inc. REIT	7,800	208,182
Equity Residential REIT	37,233	2,898,961
Essex Property Trust, Inc. REIT	6,686	1,537,111
Extra Space Storage, Inc. REIT	11,449	773,609
Federal Realty Investment Trust REIT	7,050	1,037,830
FelCor Lodging Trust, Inc. REIT	11,400	130,986
First Industrial Realty Trust, Inc. REIT	11,200	240,016
First Potomac Realty Trust REIT	6,100	72,529
Franklin Street Properties Corp. REIT	9,000	115,380
General Growth Properties, Inc. REIT	64,300	1,900,065
HCP, Inc. REIT	47,400	2,048,154
Health Care REIT, Inc. REIT	35,756	2,766,084
Healthcare Realty Trust, Inc. REIT	10,100	280,578
Hersha Hospitality Trust REIT	19,900	128,753
Highwoods Properties, Inc. REIT	9,438	432,072
Home Properties, Inc. REIT	6,000	415,740
Hospitality Properties Trust REIT	15,350	506,397
Host Hotels & Resorts, Inc. REIT	77,574	1,565,443
Inland Real Estate Corp. REIT	8,600	91,934
Kilroy Realty Corp. REIT	8,800	670,296
Kimco Realty Corp. REIT	42,270	1,134,950
Kite Realty Group Trust REIT	8,575	241,558
LaSalle Hotel Properties REIT	11,653	452,836
Liberty Property Trust REIT	15,173	541,676
LTC Properties, Inc. REIT	3,600	165,600
Macerich Co. (The) REIT	14,443	1,217,978
Mack-Cali Realty Corp. REIT	8,500	163,880

Vantagepoint Diversifying Strategies Fund
		Shares	Value
COMMON STOCKS—(Continued)
Mid-America Apartment Communities, Inc. REIT		7,805	$603,092
New York REIT, Inc. REIT		16,400	171,872
Parkway Properties, Inc. REIT		8,500	147,475
Pebblebrook Hotel Trust REIT		7,400	344,618
Pennsylvania Real Estate Investment Trust REIT		7,100	164,933
Piedmont Office Realty Trust, Inc., Class A REIT		16,200	301,482
Post Properties, Inc. REIT		5,740	326,778
Prologis, Inc. REIT		52,429	2,283,807
PS Business Parks, Inc. REIT		1,950	161,928
Public Storage REIT		14,888	2,935,020
Ramco-Gershenson Properties Trust REIT		8,000	148,800
Regency Centers Corp. REIT		9,622	654,681
Rexford Industrial Realty, Inc. REIT		5,500	86,955
Rouse Properties, Inc. REIT		3,600	68,256
Saul Centers, Inc. REIT		1,200	68,640
Senior Housing Properties Trust REIT		23,650	524,794
Silver Bay Realty Trust Corp. REIT		3,800	61,408
Simon Property Group, Inc. REIT		31,860	6,233,090
SL Green Realty Corp. REIT		10,144	1,302,287
Sovran Self Storage, Inc. REIT		3,650	342,881
Strategic Hotels & Resorts, Inc. REIT	*	27,500	341,825
Sun Communities, Inc. REIT		5,169	344,876
Sunstone Hotel Investors, Inc. REIT		21,091	351,587
Tanger Factory Outlet Centers, Inc. REIT		9,636	338,898
Taubman Centers, Inc. REIT		6,451	497,566
UDR, Inc. REIT		26,431	899,447
Universal Health Realty Income Trust REIT		1,300	73,125
Urban Edge Properties REIT		8,995	213,182
Ventas, Inc. REIT		33,865	2,472,822
Vornado Realty Trust REIT		17,890	2,003,680
Washington Real Estate Investment Trust REIT		6,900	190,647
Weingarten Realty Investors REIT		11,600	417,368
WP GLIMCHER, Inc. REIT		19,265	320,377

TOTAL COMMON STOCKS (Cost $53,654,798)			62,441,007

CONVERTIBLE PREFERRED STOCKS—1.7%
Diversified Telecommunication Services—0.3%
Iridium Communications, Inc., Perpetual 7.000%		16,500	1,869,656
Iridium Communications, Inc., Perpetual, Series B 6.750%		3,280	1,154,068

			3,023,724

Energy Equipment & Services—0.1%
McDermott International, Inc. (Panama) 6.250%		55,000	816,200

Health Care Equipment & Supplies—0.1%
Alere, Inc., Perpetual, Series B 3.000%		4,700	1,690,825

Health Care Providers & Services—0.1%
Amsurg Corp., Series A-1 5.250%		12,400	1,543,676

Oil, Gas & Consumable Fuels—0.5%
Chesapeake Energy Corp., Perpetual 5.750%	^	2,776	2,420,325

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund
			Shares	Value
CONVERTIBLE PREFERRED STOCKS—(Continued)
Goodrich Petroleum Corp., Perpetual, Series B 5.375%			30,830	$238,932
Halcon Resources Corp., Perpetual, Series A 5.750%			2,010	593,453
Penn Virginia Corp., Perpetual, Series B 6.000%		^	24,052	1,464,526
Rex Energy Corp., Perpetual, Series A 6.000%			10,300	458,144
Sanchez Energy Corp., Perpetual 4.875%			26,820	982,283

				6,157,663

Pharmaceuticals—0.3%
Actavis plc, Series A (Ireland) 5.500%		*	2,900	2,934,800

Real Estate Investment Trusts (REITs)—0.3%
American Tower Corp. 5.500%		*	17,800	1,766,294
Crown Castle International Corp., Series A 4.500%			16,475	1,727,074

				3,493,368

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $22,605,465)				19,660,256

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—29.9%
Aerospace & Defense—0.1%
L-3 Communications Corp.
1.500%	05/28/2017		$1,500,000	1,491,384

Airlines—0.1%
United Airlines Pass Through Trust, Series 2014-2, Class B
4.625%	09/03/2022	§	1,020,000	1,026,375

Auto Components—0.1%
Continental Rubber of America Corp.
4.500%	09/15/2019	^	520,000	539,134
Johnson Controls, Inc.
1.400%	11/02/2017		300,000	299,293

				838,427

Automobiles—1.3%
Daimler Finance North America LLC
1.650%	03/02/2018	^	1,630,000	1,639,756
1.375%	08/01/2017	^	1,450,000	1,451,508
1.250%	01/11/2016	^	740,000	742,879
0.935%	08/01/2016	#^	580,000	583,620
FCA US LLC/CG Co.-Issuer, Inc.
8.000%	06/15/2019	§	1,310,000	1,380,413
Hyundai Capital America
2.125%	10/02/2017	^	465,000	469,875
2.000%	03/19/2018	^	900,000	915,072
1.625%	10/02/2015	^	1,010,000	1,014,567
1.450%	02/06/2017	^	1,340,000	1,342,088
Nissan Motor Acceptance Corp.
1.000%	03/15/2016	^	1,920,000	1,924,360
Volkswagen Group of America Finance LLC
1.600%	11/20/2017	^	1,020,000	1,029,586
1.250%	05/23/2017	^	2,360,000	2,364,033

				14,857,757

Banks—8.1%
ABN AMRO Bank NV (Netherlands)
1.056%	10/28/2016	#^	780,000	785,862

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
ANZ New Zealand Int’l Ltd. (New Zealand)
1.400%	04/27/2017	^	$370,000	$370,820
1.125%	03/24/2016	^	400,000	401,970
0.776%	04/27/2017	#^	440,000	440,916
Banco do Nordeste do Brasil SA (Brazil)
3.625%	11/09/2015	^	1,320,000	1,322,640
Banco Santander Chile (Chile)
1.152%	04/11/2017	#^	900,000	897,757
Bank of America Corp.
4.500%	04/01/2015		600,000	600,000
3.875%	03/22/2017		280,000	293,168
3.700%	09/01/2015		1,370,000	1,386,432
1.500%	10/09/2015		360,000	361,574
0.805%	05/02/2017	#	900,000	893,069
Bank of America Corp. MTN
1.700%	08/25/2017	§	1,240,000	1,245,520
1.335%	03/22/2018	#	1,700,000	1,720,602
1.250%	01/11/2016	§	570,000	571,186
Bank of America Corp., Series 1
3.750%	07/12/2016	§	385,000	396,962
Bank of Ireland MTN (Ireland)
2.750%	06/05/2016		EUR 1,000,000	1,099,118
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
1.450%	09/08/2017	^	$1,660,000	1,660,055
1.200%	03/10/2017	^	600,000	598,705
0.675%	03/10/2017	#^	490,000	489,829
Banque Federative du Credit Mutuel SA (France)
1.106%	10/28/2016	#^	2,730,000	2,750,917
Barclays Bank plc (United Kingdom)
0.837%	02/17/2017	#	1,830,000	1,834,154
BB&T Corp. MTN
1.600%	08/15/2017	§	480,000	483,341
0.915%	02/01/2019	#§	1,940,000	1,947,599
BNP Paribas SA (France)
0.858%	12/12/2016	#	2,860,000	2,871,120
BNZ International Funding Ltd. (New Zealand)
1.900%	02/26/2018	^	1,900,000	1,912,327
Capital One Bank USA NA, Bank Note
1.150%	11/21/2016	§	570,000	570,149
Capital One NA, Bank Note
1.650%	02/05/2018	§	1,560,000	1,554,894
1.500%	09/05/2017	§	1,520,000	1,517,355
CIT Group, Inc.
5.250%	03/15/2018	§	725,000	752,188
Citigroup, Inc.
4.450%	01/10/2017	§	675,000	711,718
1.957%	05/15/2018	#§	1,100,000	1,136,167
1.850%	11/24/2017		720,000	725,524
1.550%	08/14/2017		2,690,000	2,693,454
1.064%	04/01/2016	#	2,420,000	2,427,040
0.534%	06/09/2016	#	1,030,000	1,024,065
Citizens Bank NA MTN
1.600%	12/04/2017	§	1,900,000	1,908,993
Compass Bank, Bank Note
1.850%	09/29/2017	§	1,220,000	1,229,511
Credit Agricole SA (France)
1.413%	04/15/2016	#^	650,000	654,876
1.121%	10/03/2016	#^	1,420,000	1,428,948
1.053%	04/15/2019	#^	2,300,000	2,318,892
Discover Bank
2.000%	02/21/2018		1,465,000	1,467,687
Fifth Third Bancorp
5.450%	01/15/2017		825,000	883,241

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Fifth Third Bank/Ohio, Bank Note
1.150%	11/18/2016		$600,000	$601,110
0.766%	11/18/2016	#	300,000	301,153
HSBC Bank plc (United Kingdom)
0.897%	05/15/2018	#^	2,500,000	2,513,420
Huntington National Bank (The)
1.350%	08/02/2016		400,000	402,298
Huntington National Bank (The), Bank Note
1.300%	11/20/2016		1,100,000	1,101,522
Industrial & Commercial Bank of China Ltd. MTN (China)
2.351%	11/13/2017		880,000	887,171
JPMorgan Chase & Co.
5.250%	05/01/2015	§	1,335,000	1,338,287
1.156%	01/25/2018	#	1,300,000	1,316,778
0.778%	02/15/2017	#	880,000	881,506
JPMorgan Chase & Co. MTN
1.350%	02/15/2017	§	510,000	512,111
1.100%	10/15/2015	§	780,000	782,072
0.881%	02/26/2016	#	870,000	872,447
KeyBank NA
0.752%	11/25/2016	#	380,000	381,188
KeyBank NA, Bank Note
4.950%	09/15/2015	§	600,000	611,919
1.100%	11/25/2016		610,000	610,811
KeyCorp MTN
3.750%	08/13/2015		300,000	303,300
Lloyds Bank plc (United Kingdom)
2.300%	11/27/2018		420,000	427,384
Macquarie Bank Ltd. (Australia)
3.450%	07/27/2015	^	1,210,000	1,220,561
2.000%	08/15/2016	^	3,640,000	3,683,691
1.600%	10/27/2017	^	1,800,000	1,800,288
0.886%	10/27/2017	#^	1,010,000	1,010,612
Manufacturers & Traders Trust Co., Bank Note
1.400%	07/25/2017	§	1,700,000	1,705,811
1.250%	01/30/2017		680,000	681,824
0.564%	03/07/2016	#	800,000	800,324
Mitsubishi UFJ Trust & Banking Corp. (Japan)
1.600%	10/16/2017	^	1,040,000	1,039,768
Mizuho Bank Ltd. (Japan)
1.700%	09/25/2017	^	890,000	892,540
1.300%	04/16/2017	^	810,000	807,155
0.717%	09/25/2017	#^	600,000	599,136
National Australia Bank Ltd. (Australia)
1.300%	06/30/2017	^	740,000	740,579
Nederlandse Waterschapsbank NV (Netherlands)
0.750%	03/29/2016	^	775,000	777,274
PNC Bank NA, Bank Note
1.150%	11/01/2016		250,000	251,224
Regions Financial Corp.
2.000%	05/15/2018	§	1,150,000	1,149,798
Royal Bank of Scotland Group plc (United Kingdom)
1.213%	03/31/2017	#	1,760,000	1,767,422
Standard Chartered plc (United Kingdom)
2.400%	09/08/2019	^	2,900,000	2,899,406
Sumitomo Mitsui Banking Corp. (Japan)
0.927%	07/19/2016	#§	450,000	451,813
0.900%	01/18/2016	§	1,070,000	1,071,571
SunTrust Bank
5.200%	01/17/2017		895,000	954,233
0.552%	08/24/2015	#	450,000	449,871
SunTrust Bank, Bank Note
1.350%	02/15/2017	§	1,200,000	1,204,325

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
0.698%	02/15/2017	#	$430,000	$429,715

				90,573,763

Beverages—0.3%
SABMiller Holdings, Inc.
2.450%	01/15/2017	^	810,000	828,131
0.945%	08/01/2018	#^	550,000	552,060
Suntory Holdings Ltd. (Japan)
1.650%	09/29/2017	^	1,620,000	1,627,544

				3,007,735

Biotechnology—0.2%
Amgen, Inc.
1.250%	05/22/2017	§	2,660,000	2,659,237

Capital Markets—2.0%
Bank of New York Mellon Corp. (The) MTN
0.815%	08/01/2018	#§	980,000	984,634
Credit Suisse (Switzerland)
1.750%	01/29/2018	§	1,200,000	1,204,140
Credit Suisse MTN (Switzerland)
1.375%	05/26/2017	§	3,240,000	3,246,862
Goldman Sachs Group, Inc. (The)
5.625%	01/15/2017		1,000,000	1,072,557
3.625%	02/07/2016		1,575,000	1,609,033
Goldman Sachs Group, Inc. (The) MTN
1.357%	11/15/2018	#§	1,240,000	1,254,646
Hutchison Whampoa International 12 II Ltd. (Cayman Islands)
2.000%	11/08/2017	^	530,000	534,537
Macquarie Group Ltd. (Australia)
1.255%	01/31/2017	#^	2,080,000	2,092,110
Morgan Stanley
1.875%	01/05/2018		630,000	634,734
1.396%	01/27/2020	#	2,880,000	2,926,466
Morgan Stanley MTN
0.997%	07/23/2019	#	2,520,000	2,519,418
Nomura Holdings, Inc. MTN (Japan)
1.720%	09/13/2016	#	1,510,000	1,531,460
UBS AG MTN (Switzerland)
1.800%	03/26/2018		2,300,000	2,308,045

				21,918,642

Chemicals—0.1%
Ashland, Inc.
3.875%	04/15/2018		940,000	967,025
3.000%	03/15/2016		125,000	126,563
Ecolab, Inc.
1.000%	08/09/2015		230,000	230,282
Ineos Finance plc (United Kingdom)
8.375%	02/15/2019	^	227,500	242,162

				1,566,032

Commercial Services & Supplies—0.1%
Aramark Services, Inc.
5.750%	03/15/2020	§	720,000	754,200
Mobile Mini, Inc.
7.875%	12/01/2020	§	780,000	826,800

				1,581,000

Communications Equipment—0.2%
Cisco Systems, Inc.
1.100%	03/03/2017	§	1,420,000	1,429,557
0.762%	03/01/2019	#	400,000	403,464

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
0.542%	03/03/2017	#	$820,000	$822,982

				2,656,003

Consumer Finance—3.2%
Ally Financial, Inc.
3.250%	09/29/2017	§	1,710,000	1,702,527
American Express Centurion Bank
0.708%	11/13/2015	#	890,000	891,719
American Express Co.
0.852%	05/22/2018	#	1,770,000	1,772,428
American Express Credit Corp.
0.763%	07/29/2016	#	1,600,000	1,605,954
American Express Credit Corp. MTN
1.125%	06/05/2017	§	580,000	580,071
Capital One Financial Corp.
6.150%	09/01/2016		770,000	820,678
Caterpillar Financial Services Corp. MTN
1.250%	08/18/2017	§	1,070,000	1,076,135
1.000%	11/25/2016		200,000	200,912
1.000%	03/03/2017	§	960,000	963,735
0.501%	02/26/2016	#	800,000	801,616
0.492%	03/03/2017	#	550,000	550,859
Ford Motor Credit Co. LLC
4.250%	02/03/2017		1,678,000	1,762,786
3.000%	06/12/2017	§	1,680,000	1,732,292
1.684%	09/08/2017		1,670,000	1,668,607
Ford Motor Credit Co. LLC, Series 1
1.098%	03/12/2019	#	410,000	409,108
General Motors Financial Co., Inc.
4.750%	08/15/2017	§	1,130,000	1,192,941
3.000%	09/25/2017		730,000	744,600
2.750%	05/15/2016		620,000	628,082
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^	915,000	917,025
HSBC USA, Inc.
1.700%	03/05/2018		1,650,000	1,653,792
1.147%	09/24/2018	#	1,750,000	1,771,731
International Lease Finance Corp.
3.875%	04/15/2018	§	1,820,000	1,851,850
John Deere Capital Corp.
1.050%	10/11/2016		720,000	724,083
0.542%	10/11/2016	#	360,000	361,113
John Deere Capital Corp. MTN
1.400%	03/15/2017	§	433,000	437,583
1.125%	06/12/2017		760,000	762,811
1.050%	12/15/2016		2,720,000	2,727,592
PACCAR Financial Corp. MTN
1.100%	06/06/2017		320,000	320,523
0.864%	12/06/2018	#	560,000	563,513
0.750%	05/16/2016		380,000	381,081
0.700%	11/16/2015		910,000	911,327
Synchrony Financial
3.000%	08/15/2019	§	380,000	388,482
1.875%	08/15/2017		1,245,000	1,246,698
1.485%	02/03/2020	#	550,000	553,194
Toyota Motor Credit Corp. MTN
1.125%	05/16/2017		1,250,000	1,253,930

				35,931,378

Containers & Packaging—0.2%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)
3.271%	12/15/2019	#^	2,680,000	2,623,050

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Diversified Financial Services—0.1%
ERAC USA Finance LLC
1.400%	04/15/2016	^	$260,000	$260,895
General Electric Capital Corp. MTN
1.250%	05/15/2017		645,000	648,550
Nationwide Building Society (United Kingdom)
2.350%	01/21/2020	^	700,000	705,266

				1,614,711

Diversified Telecommunication Services—0.6%
British Telecommunications plc (United Kingdom)
1.625%	06/28/2016	§	430,000	433,310
1.250%	02/14/2017		200,000	200,204
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017	§	430,000	433,882
Intelsat Luxembourg SA (Luxembourg)
7.750%	06/01/2021		1,040,000	963,300
Verizon Communications, Inc.
1.801%	09/15/2016	#§	900,000	914,830
1.350%	06/09/2017	§	1,870,000	1,872,225
1.041%	06/17/2019	#§	540,000	544,738
Windstream Corp.
7.875%	11/01/2017		990,000	1,076,625

				6,439,114

Electric Utilities—1.3%
Duke Energy Corp.
0.651%	04/03/2017	#§	620,000	621,657
Electricite de France SA (France)
1.150%	01/20/2017	^	620,000	622,533
0.717%	01/20/2017	#^	350,000	350,716
Georgia Power Co.
0.591%	03/15/2016	#	470,000	469,851
NextEra Energy Capital Holdings, Inc.
2.600%	09/01/2015		2,000,000	2,014,020
1.339%	09/01/2015	§	2,040,000	2,045,898
1.200%	06/01/2015		130,000	130,012
NSTAR Electric Co.
0.497%	05/17/2016	#	720,000	719,477
RJS Power Holdings LLC
5.125%	07/15/2019	^	2,015,000	1,994,850
Southern California Edison Co.
1.845%	02/01/2022		3,100,000	3,118,783
Southern California Edison Co., Series 14-B
1.125%	05/01/2017		1,100,000	1,105,121
Xcel Energy, Inc.
0.750%	05/09/2016	§	860,000	860,427

				14,053,345

Electrical Equipment—0.1%
Eaton Corp.
0.950%	11/02/2015	§	630,000	630,187

Electronic Equipment, Instruments & Components—0.0%
Amphenol Corp.
1.550%	09/15/2017		380,000	381,318

Energy Equipment & Services—0.3%
Cameron International Corp.
1.400%	06/15/2017		620,000	611,214
Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc.
6.500%	11/15/2020	§	727,000	773,346
Nabors Industries, Inc.
2.350%	09/15/2016		1,550,000	1,546,083

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
National Oilwell Varco, Inc.
1.350%	12/01/2017	§	$930,000	$922,452

				3,853,095

Food & Staples Retailing—0.4%
Kroger Co. (The)
2.200%	01/15/2017	§	750,000	763,100
0.787%	10/17/2016	#	1,700,000	1,703,886
Sysco Corp.
1.450%	10/02/2017		600,000	604,993
Walgreens Boots Alliance, Inc.
2.700%	11/18/2019		370,000	378,393
1.750%	11/17/2017		490,000	494,767
0.706%	05/18/2016	#§	870,000	871,552

				4,816,691

Food Products—0.5%
ConAgra Foods, Inc.
1.300%	01/25/2016		170,000	170,480
General Mills, Inc.
1.400%	10/20/2017		800,000	802,578
0.553%	01/29/2016	#	240,000	240,034
0.456%	01/28/2016	#	570,000	569,597
HJ Heinz Co.
4.250%	10/15/2020	§	1,200,000	1,232,700
Ingredion, Inc.
3.200%	11/01/2015		350,000	354,346
Kellogg Co.
1.125%	05/15/2015		600,000	600,416
Want Want China Finance Ltd. (Virgin Islands, British)
1.875%	05/14/2018	^	850,000	843,000
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	300,000	303,438

				5,116,589

Gas Utilities—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019	§	1,180,000	1,230,150

Health Care Equipment & Supplies—0.6%
Becton Dickinson and Co.
1.800%	12/15/2017		630,000	635,243
0.721%	06/15/2016	#	460,000	460,698
CareFusion Corp.
1.450%	05/15/2017		2,810,000	2,813,571
Medtronic, Inc.
1.500%	03/15/2018	^	590,000	592,818
Zimmer Holdings, Inc.
2.700%	04/01/2020		180,000	182,636
2.000%	04/01/2018		1,590,000	1,603,413

				6,288,379

Health Care Providers & Services—0.7%
Anthem, Inc.
2.375%	02/15/2017	§	1,645,000	1,679,668
1.250%	09/10/2015		1,060,000	1,062,645
Express Scripts Holding Co.
1.250%	06/02/2017		860,000	859,648
HCA Holdings, Inc.
7.750%	05/15/2021		400,000	426,624
HCA, Inc.
5.375%	02/01/2025		245,000	258,169
McKesson Corp.
1.292%	03/10/2017	§	300,000	300,447

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
0.665%	09/10/2015	#	$300,000	$300,129
Tenet Healthcare Corp.
6.250%	11/01/2018		1,080,000	1,174,500
United Surgical Partners International, Inc.
9.000%	04/01/2020		930,000	1,003,238
UnitedHealth Group, Inc.
0.850%	10/15/2015		180,000	180,383

				7,245,451

Hotels, Restaurants & Leisure—0.1%
Carnival Corp. (Panama)
1.875%	12/15/2017		320,000	321,352
1.200%	02/05/2016	§	450,000	450,769
Scientific Games International, Inc.
6.625%	05/15/2021	^	400,000	293,500

				1,065,621

Household Durables—0.0%
Whirlpool Corp.
1.650%	11/01/2017		410,000	412,878

Independent Power and Renewable Electricity Producers—0.2%
AES Corp.
3.262%	06/01/2019	#	1,780,000	1,775,550
TransAlta Corp. (Canada)
1.900%	06/03/2017		570,000	566,839

				2,342,389

Insurance—0.5%
Jackson National Life Global Funding
1.250%	02/21/2017	^	1,000,000	1,002,805
Pricoa Global Funding I
0.527%	08/19/2015	#^	490,000	490,272
Principal Life Global Funding II
1.000%	12/11/2015	^	1,150,000	1,154,102
Prudential Financial, Inc. MTN
1.037%	08/15/2018	#§	800,000	805,411
QBE Insurance Group Ltd. (Australia)
2.400%	05/01/2018	^	460,000	464,848
TIAA Asset Management Finance Co. LLC
2.950%	11/01/2019	^	1,180,000	1,210,661

				5,128,099

Internet Software & Services—0.2%
Alibaba Group Holding Ltd. (Cayman Islands)
2.500%	11/28/2019	^	200,000	200,287
1.625%	11/28/2017	^	900,000	902,957
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017	§	560,000	565,899

				1,669,143

IT Services—0.6%
Alliance Data Systems Corp.
5.250%	12/01/2017	^	1,000,000	1,040,000
Computer Sciences Corp.
2.500%	09/15/2015		1,190,000	1,198,618
Fidelity National Information Services, Inc.
2.000%	04/15/2018	§	470,000	472,633
1.450%	06/05/2017		290,000	289,915
International Business Machines Corp.
1.125%	02/06/2018		1,600,000	1,596,715
Western Union Co. (The)
1.262%	08/21/2015	#	1,800,000	1,803,906

				6,401,787

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Life Sciences Tools & Services—0.2%
Life Technologies Corp.
3.500%	01/15/2016	§	$1,500,000	$1,529,788
Thermo Fisher Scientific, Inc.
1.300%	02/01/2017	§	520,000	520,519

				2,050,307

Machinery—0.1%
CNH Industrial Capital LLC
3.875%	11/01/2015		1,400,000	1,414,000

Marine—0.1%
AP Moeller - Maersk A/S (Denmark)
2.550%	09/22/2019	^	1,450,000	1,475,361

Media—0.5%
DISH DBS Corp.
4.625%	07/15/2017	§	1,120,000	1,152,200
NBCUniversal Enterprise, Inc.
0.938%	04/15/2018	#^	570,000	574,616
Starz LLC/Starz Finance Corp.
5.000%	09/15/2019	§	1,450,000	1,497,125
Thomson Reuters Corp. (Canada)
1.650%	09/29/2017	§	1,380,000	1,383,569
1.300%	02/23/2017	§	700,000	701,121

				5,308,631

Metals & Mining—0.7%
Anglo American Capital plc (United Kingdom)
1.203%	04/15/2016	#^	300,000	299,920
ArcelorMittal (Luxembourg)
4.500%	08/05/2015		250,000	252,187
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017	^	835,000	825,084
Freeport-McMoRan, Inc.
2.300%	11/14/2017		950,000	947,564
2.150%	03/01/2017		500,000	498,388
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	2,480,000	2,517,843
2.050%	10/23/2015	^	630,000	632,732
Glencore Funding LLC
1.613%	01/15/2019	#^	1,880,000	1,882,399

				7,856,117

Multiline Retail—0.0%
Family Tree Escrow LLC
5.250%	03/01/2020	^	200,000	210,500

Oil, Gas & Consumable Fuels—1.4%
Boardwalk Pipelines LP
5.875%	11/15/2016	§	400,000	420,114
BP Capital Markets plc (United Kingdom)
1.674%	02/13/2018	§	1,980,000	1,990,193
0.766%	05/10/2018	#§	440,000	440,070
0.700%	11/06/2015	§	1,190,000	1,190,939
Canadian Natural Resources Ltd. (Canada)
1.750%	01/15/2018	§	1,050,000	1,045,504
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
1.125%	05/09/2016	§	340,000	339,673
CNPC General Capital Ltd. (Virgin Islands, British)
1.157%	05/14/2017	#^	1,100,000	1,102,109
Devon Energy Corp.
0.811%	12/15/2016	#	1,060,000	1,048,171
Enbridge, Inc. (Canada)
0.924%	10/01/2016	#	410,000	408,462

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
0.712%	06/02/2017	#§	$640,000	$632,279
Enterprise Products Operating LLC
1.250%	08/13/2015	§	320,000	320,495
Hess Corp.
1.300%	06/15/2017		710,000	704,305
Kinder Morgan, Inc.
3.050%	12/01/2019		470,000	475,168
2.000%	12/01/2017		450,000	449,588
Marathon Oil Corp.
0.900%	11/01/2015		1,080,000	1,080,378
Murphy Oil Corp.
2.500%	12/01/2017	§	500,000	493,233
Phillips 66
2.950%	05/01/2017		310,000	320,787
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	770,000	770,481
Sabine Pass LNG LP
7.500%	11/30/2016	§	1,140,000	1,216,950
SandRidge Energy, Inc.
8.750%	01/15/2020		380,000	249,850
WPX Energy, Inc.
5.250%	01/15/2017	§	1,145,000	1,156,450

				15,855,199

Pharmaceuticals—1.6%
AbbVie, Inc.
1.750%	11/06/2017		1,620,000	1,626,770
1.015%	11/06/2015	#	1,800,000	1,805,701
Actavis Funding SCS (Luxembourg)
3.000%	03/12/2020		540,000	553,087
2.350%	03/12/2018		2,400,000	2,434,178
1.850%	03/01/2017		1,640,000	1,652,602
1.523%	03/12/2020	#	1,210,000	1,227,890
1.300%	06/15/2017	§	1,100,000	1,091,177
Endo Finance LLC
5.750%	01/15/2022	^	180,000	184,950
Endo Finance LLC/Endo Finco, Inc.
7.000%	07/15/2019	^	1,400,000	1,464,750
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.
6.000%	02/01/2025	^	375,000	388,125
Merck & Co., Inc.
0.616%	05/18/2018	#	1,400,000	1,405,401
Mylan, Inc.
1.800%	06/24/2016		270,000	272,253
1.350%	11/29/2016	§	440,000	439,615
Perrigo Co. plc (Ireland)
1.300%	11/08/2016		1,100,000	1,099,754
Valeant Pharmaceuticals International, Inc. (Canada)
5.500%	03/01/2023	^	1,320,000	1,336,500
VRX Escrow Corp. (Canada)
6.125%	04/15/2025	^	710,000	736,625
Zoetis, Inc.
1.150%	02/01/2016		170,000	170,082

				17,889,460

Real Estate Investment Trusts (REITs)—0.4%
ARC Properties Operating Partnership LP
2.000%	02/06/2017		550,000	534,600
Digital Realty Trust LP
4.500%	07/15/2015		1,680,000	1,684,202
Health Care REIT, Inc.
3.625%	03/15/2016	§	564,000	578,329

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Healthcare Realty Trust, Inc.
6.500%	01/17/2017		$840,000	$914,061
Ventas Realty LP
1.550%	09/26/2016	§	906,000	912,346
1.250%	04/17/2017		230,000	229,614

				4,853,152

Real Estate Management & Development—0.1%
WEA Finance LLC/Westfield UK & Europe Finance plc
2.700%	09/17/2019	^	250,000	253,332
1.750%	09/15/2017	^	780,000	784,493

				1,037,825

Road & Rail—0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017	§	515,000	530,450
Hertz Corp. (The)
6.750%	04/15/2019	§	1,302,000	1,350,825
JB Hunt Transport Services, Inc.
3.375%	09/15/2015	§	970,000	980,440
2.400%	03/15/2019	§	600,000	611,650
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.125%	05/11/2015	^	950,000	952,031
2.500%	03/15/2016	^	1,100,000	1,116,189
2.500%	06/15/2019	^	440,000	441,006
Ryder System, Inc. MTN
2.500%	03/01/2017		620,000	632,076

				6,614,667

Semiconductors & Semiconductor Equipment—0.3%
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	510,000	505,958
0.950%	04/03/2016	^	2,760,000	2,753,988

				3,259,946

Software—0.1%
Autodesk, Inc.
1.950%	12/15/2017	§	490,000	490,711

Specialty Retail—0.0%
AutoZone, Inc.
1.300%	01/13/2017	§	335,000	335,798

Technology Hardware, Storage & Peripherals—0.1%
Apple, Inc.
0.303%	05/03/2016	#	715,000	715,496
Hewlett-Packard Co.
1.193%	01/14/2019	#	760,000	753,172

				1,468,668

Thrifts & Mortgage Finance—0.8%
Abbey National Treasury Services plc (United Kingdom)
1.650%	09/29/2017		2,220,000	2,235,207
1.375%	03/13/2017		1,000,000	1,004,712
0.780%	03/13/2017	#	800,000	800,626
Astoria Financial Corp.
5.000%	06/19/2017	§	1,120,000	1,186,345
BPCE SA MTN (France)
1.506%	04/25/2016	#§	1,500,000	1,513,888
1.106%	02/10/2017	#	410,000	413,097
0.875%	06/23/2017	#§	700,000	701,392
Santander Bank NA
2.000%	01/12/2018	§	1,200,000	1,205,915

				9,061,182

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Tobacco—0.2%
BAT International Finance plc (United Kingdom)
1.400%	06/05/2015	^	$1,460,000	$1,461,746
Reynolds American, Inc.
1.050%	10/30/2015		510,000	510,528

				1,972,274

Trading Companies & Distributors—0.2%
Aircastle Ltd. (Bermuda)
6.750%	04/15/2017	§	1,805,000	1,949,400
GATX Corp.
2.500%	07/30/2019	§	600,000	605,243

				2,554,643

Wireless Telecommunication Services—0.2%
SBA Communications Corp.
5.625%	10/01/2019	§	850,000	900,575
T-Mobile USA, Inc.
6.375%	03/01/2025		430,000	444,792
5.250%	09/01/2018		1,300,000	1,347,125

				2,692,492

TOTAL CORPORATE OBLIGATIONS (Cost $334,677,065)				335,820,663

FLOATING RATE LOANS—0.4%**
ARAMARK Corp., Extended Term Loan
3.250%	09/06/2019	#	1,940,000	1,947,071
Asurion LLC Non-Amortizing 1st Lien Term Loan
3.750%	03/03/2017	#	300,000	299,813
CDW LLC Term Loan
3.250%	04/29/2020	#	1,481,114	1,469,458
H.J. Heinz Co. 1st Lien Term Loan B2
3.250%	06/05/2020	#	329,209	330,213

TOTAL FLOATING RATE LOANS (Cost $4,036,136)				4,046,555

MORTGAGE-BACKED SECURITIES—5.7%
Commercial Mortgage-Backed Securities— 1.7%
American Homes 4 Rent, Series 2014-SFR1, Class A
1.250%	06/17/2031	#^	522,904	518,391
Colony American Homes, Series 2014-1A, Class A
1.327%	05/17/2031	#^	540,164	537,277
Colony American Homes, Series 2014-2A, Class A
1.125%	07/17/2031	#^	1,896,399	1,869,680
Del Coronado Trust, Series 2013-HDC, Class A
0.974%	03/15/2026	#^	1,040,000	1,041,253
Hilton USA Trust, Series 2013-HLF, Class AFL
1.173%	11/05/2030	#^	2,631,192	2,632,044
Invitation Homes Trust, Series 2013-SFR1, Class A
1.400%	12/17/2030	#^	1,193,782	1,192,046
Invitation Homes Trust, Series 2014-SFR1, Class A
1.177%	06/17/2031	#^	5,220,000	5,172,759
Invitation Homes Trust, Series 2014-SFR2, Class A
1.277%	09/17/2031	#^	3,170,000	3,145,399
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A
1.428%	01/15/2032	#^	2,390,000	2,391,143
LA Arena Funding LLC, Series 1, Class A
7.656%	12/15/2026	^	423,921	475,324

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020		$300,210	$300,564

				19,275,880

Non-Agency Mortgage-Backed Securities— 2.6%
Bank of America Mortgage Securities, Inc., Series 2002-K, Class 1A4
2.695%	10/20/2032	#	445,427	451,967
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-3, Class 2A1
5.000%	04/25/2019		40,808	41,739
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	2,383,219	2,244,458
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.624%	11/25/2023	#	1,585,202	1,587,624
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class M1
1.223%	03/25/2025	#	730,000	730,911
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.174%	10/25/2023	#	1,601,981	1,623,473
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
1.774%	01/25/2024	#	1,750,904	1,761,251
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.124%	05/25/2024	#	2,086,616	2,081,687
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 2M1
1.124%	05/25/2024	#	1,187,436	1,180,983
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C03, Class 1M1
1.374%	07/25/2024	#	4,883,450	4,887,916
Fosse Master Issuer plc, Series 2012-1A, Class 2A2 (United Kingdom)
1.657%	10/18/2054	#^	1,621,074	1,630,243
GSAMP Trust, Series 2004-SEA2, Class M1
0.824%	03/25/2034	#§	1,046,919	1,048,894
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%	03/25/2043	#^	830,171	833,933
Option One Mortgage Loan Trust, Series 2005-4, Class A3
0.434%	11/25/2035	#	892,530	884,362
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	745,652	749,951
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	686,631	698,235
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	937,264	909,871
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	1,583,963	1,538,955
Springleaf Mortgage Loan Trust, Series 2012-2A, Class A
2.220%	10/25/2057	#^	406,270	408,541
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059	#^	500,933	503,432
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	1,580,205	1,582,099
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065	#^	676,965	677,488
Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2
0.854%	01/25/2033	#	1,427,501	1,367,785

				29,425,798

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
U.S. Government Agency Mortgage-Backed Securities— 1.4%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038	^	$4,985,438	$5,141,711
Federal Home Loan Mortgage Corp.
2.470%	12/01/2039	#	134,825	144,291
2.375%	09/01/2035	#	2,729,743	2,924,450
Federal National Mortgage Association
3.130%	07/01/2041	#	2,196,193	2,338,811
2.994%	06/01/2041	#	1,045,228	1,110,623
2.380%	03/01/2036	#	108,252	116,256
2.137%	03/01/2036	#	1,359,009	1,447,488
FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A
0.521%	04/25/2019	#	141,558	141,597
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.621%	10/07/2020	#	952,512	958,269
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		75,618	76,000
National Credit Union Administration Guaranteed Notes, Series 2011-R4, Class 1A
0.551%	03/06/2020	#	626,529	628,130

				15,027,626

TOTAL MORTGAGE-BACKED SECURITIES (Cost $63,802,897)				63,729,304

CONVERTIBLE DEBT OBLIGATIONS—36.0%
Aerospace & Defense—0.1%
KEYW Holding Corp. (The)
2.500%	07/15/2019		1,180,000	954,325

Air Freight & Logistics—0.2%
UTi Worldwide, Inc. (Virgin Islands, British)
4.500%	03/01/2019		1,980,000	2,229,975

Automobiles—0.3%
Tesla Motors, Inc.
1.250%	03/01/2021		455,000	383,338
0.250%	03/01/2019		3,425,000	3,018,281

				3,401,619

Biotechnology—1.6%
Aegerion Pharmaceuticals, Inc.
2.000%	08/15/2019	^	1,380,000	1,285,988
BioMarin Pharmaceutical, Inc.
1.500%	10/15/2020		2,245,000	3,410,997
0.750%	10/15/2018		3,075,000	4,591,359
Cepheid, Inc.
1.250%	02/01/2021		5,505,000	6,134,634
Emergent Biosolutions, Inc.
2.875%	01/15/2021		1,323,000	1,532,199
Ligand Pharmaceuticals, Inc.
0.750%	08/15/2019	^	1,125,000	1,369,688

				18,324,865

Building Products—0.1%
Griffon Corp.
4.000%	01/15/2017	^	915,000	1,185,497

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Capital Markets—0.7%
Ares Capital Corp.
5.125%	06/01/2016		$4,125,000	$4,287,422
Horizon Pharma Investment Ltd. (Bermuda)
2.500%	03/15/2022	^	2,067,000	2,422,266
Walter Investment Management Corp.
4.500%	11/01/2019		1,550,000	1,210,937

				7,920,625

Communications Equipment—1.1%
Brocade Communications Systems, Inc.
1.375%	01/01/2020	^	5,160,000	5,440,575
Ciena Corp.
3.750%	10/15/2018	^	2,545,000	3,131,941
0.875%	06/15/2017		1,620,000	1,614,937
Finisar Corp.
0.500%	12/15/2033		1,000,000	1,027,500
InterDigital, Inc.
1.500%	03/01/2020	^	1,445,000	1,438,678

				12,653,631

Construction Materials—0.1%
Cemex SAB de CV (Mexico)
3.720%	03/15/2020	^	1,260,000	1,348,200

Consumer Finance—0.3%
PRA Group, Inc.
3.000%	08/01/2020		2,923,000	3,164,148

Diversified Telecommunication Services—0.4%
Clearwire Communications LLC/Clearwire Finance, Inc.
8.250%	12/01/2040	^	4,385,000	4,790,612

Electric Utilities—0.2%
NRG Yield, Inc.
3.500%	02/01/2019	^	2,215,000	2,619,238

Electrical Equipment—0.2%
SolarCity Corp.
1.625%	11/01/2019	^	3,100,000	2,759,000

Electronic Equipment, Instruments & Components—0.4%
InvenSense, Inc.
1.750%	11/01/2018		1,470,000	1,433,250
TTM Technologies, Inc.
1.750%	12/15/2020		1,823,000	2,004,161
Vishay Intertechnology, Inc.
2.250%	11/15/2040	^	1,290,000	1,393,200

				4,830,611

Energy Equipment & Services—1.0%
Bristow Group, Inc.
3.000%	06/15/2038		1,240,000	1,249,300
Helix Energy Solutions Group, Inc.
3.250%	03/15/2032		1,522,000	1,521,049
Hornbeck Offshore Services, Inc.
1.500%	09/01/2019		2,090,000	1,685,062
SEACOR Holdings, Inc.
3.000%	11/15/2028		3,125,000	2,728,516
2.500%	12/15/2027		3,595,000	3,705,097

				10,889,024

Health Care Equipment & Supplies—2.9%
Alere, Inc.
3.000%	05/15/2016		3,265,000	3,864,944

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Hologic, Inc.
0.000%	12/15/2043		$960,000	$1,129,800
Hologic, Inc., Series 2012
2.000%	03/01/2042		5,800,000	7,195,625
Insulet Corp.
2.000%	06/15/2019		1,648,000	1,665,510
Integra LifeSciences Holdings Corp.
1.625%	12/15/2016		2,870,000	3,329,200
NuVasive, Inc.
2.750%	07/01/2017		7,170,000	8,989,387
Spectranetics Corp. (The)
2.625%	06/01/2034		1,925,000	2,498,891
Wright Medical Group, Inc.
2.000%	02/15/2020	^	3,505,000	3,713,109

				32,386,466

Health Care Providers & Services—2.1%
Brookdale Senior Living, Inc.
2.750%	06/15/2018		2,627,000	3,658,097
HealthSouth Corp.
2.000%	12/01/2043		3,161,000	3,911,738
Molina Healthcare, Inc.
1.625%	08/15/2044	^	1,755,000	2,278,209
1.625%	08/15/2044		2,880,000	3,738,600
Omnicare, Inc.
3.500%	02/15/2044		3,355,000	4,099,391
Omnicare, Inc., Series OCR
3.250%	12/15/2035		5,393,000	6,189,364

				23,875,399

Health Care Technology—0.8%
Allscripts Healthcare Solutions, Inc.
1.250%	07/01/2020		3,845,000	3,794,534
Medidata Solutions, Inc.
1.000%	08/01/2018		4,200,000	4,756,500

				8,551,034

Household Durables—1.4%
Jarden Corp.
1.875%	09/15/2018		2,100,000	3,000,375
1.875%	09/15/2018		1,275,000	2,190,609
1.125%	03/15/2034		1,881,000	2,243,093
Ryland Group, Inc. (The)
0.250%	06/01/2019		3,958,000	3,873,892
Toll Brothers Finance Corp.
0.500%	09/15/2032		4,065,000	4,319,063

				15,627,032

Industrial Conglomerates—0.4%
Siemens Financieringsmaatschappij NV (Netherlands)
1.050%	08/16/2017		3,750,000	4,160,625

Insurance—0.1%
AmTrust Financial Services, Inc.
2.750%	12/15/2044		1,875,000	1,706,250

Internet & Catalog Retail—1.7%
Ctrip.com International Ltd. (Cayman Islands)
1.250%	10/15/2018		4,445,000	4,664,472
HomeAway, Inc.
0.125%	04/01/2019	^	5,080,000	4,835,525
Priceline Group, Inc. (The)
0.900%	09/15/2021	^	2,855,000	2,762,213
0.350%	06/15/2020		4,305,000	4,934,606

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Shutterfly, Inc.
0.250%	05/15/2018		$1,660,000	$1,646,512

				18,843,328

Internet Software & Services—3.5%
Akamai Technologies, Inc.
0.000%	02/15/2019		5,075,000	5,477,853
AOL, Inc.
0.750%	09/01/2019	^	5,345,000	5,324,956
Blucora, Inc.
4.250%	04/01/2019		3,310,000	3,092,781
j2 Global, Inc.
3.250%	06/15/2029		4,528,000	5,235,500
LinkedIn Corp.
0.500%	11/01/2019	^	2,260,000	2,484,599
Twitter, Inc.
0.250%	09/15/2019	^	3,845,000	3,794,534
Web.com Group, Inc.
1.000%	08/15/2018		3,015,000	2,792,644
WebMD Health Corp.
2.500%	01/31/2018		2,560,000	2,614,400
1.500%	12/01/2020		5,180,000	5,487,563
Yahoo!, Inc.
0.000%	12/01/2018		2,565,000	2,779,819

				39,084,649

IT Services—0.9%
Cardtronics, Inc.
1.000%	12/01/2020		5,320,000	5,290,075
Euronet Worldwide, Inc.
1.500%	10/01/2044	^	4,015,000	4,358,784

				9,648,859

Life Sciences Tools & Services—0.9%
Fluidigm Corp.
2.750%	02/01/2034		1,865,000	1,985,059
Illumina, Inc.
0.500%	06/15/2021	^	3,120,000	3,609,450
0.000%	06/15/2019	^	3,740,000	4,146,725

				9,741,234

Machinery—0.6%
Chart Industries, Inc.
2.000%	08/01/2018		1,550,000	1,498,656
Meritor, Inc.
4.000%	02/15/2027		3,530,000	3,668,994
Navistar International Corp.
4.750%	04/15/2019	^	1,605,000	1,457,541
Trinity Industries, Inc.
3.875%	06/01/2036		410,000	642,675

				7,267,866

Media—0.8%
Liberty Interactive LLC
1.000%	09/30/2043	^	2,548,662	2,504,060
Liberty Media Corp.
1.375%	10/15/2023		3,645,000	3,656,391
Live Nation Entertainment, Inc.
2.500%	05/15/2019	^	2,975,000	3,129,328

				9,289,779

Metals & Mining—1.3%
Newmont Mining Corp., Series B
1.625%	07/15/2017		3,075,000	3,169,172

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Royal Gold, Inc.
2.875%	06/15/2019		$2,965,000	$3,063,215
RTI International Metals, Inc.
1.625%	10/15/2019		5,635,000	6,508,425
United States Steel Corp.
2.750%	04/01/2019		1,525,000	1,850,969

				14,591,781

Oil, Gas & Consumable Fuels—1.4%
Cheniere Energy, Inc.
4.250%	03/15/2045		1,365,000	1,135,509
Chesapeake Energy Corp.
2.500%	05/15/2037		2,700,000	2,600,437
Cobalt International Energy, Inc.
3.125%	05/15/2024		3,385,000	2,511,247
Goodrich Petroleum Corp.
5.000%	10/01/2032		1,430,000	752,538
Scorpio Tankers, Inc. (Marshall Islands)
2.375%	07/01/2019	^	3,405,000	3,534,816
Whiting Petroleum Corp.
1.250%	04/01/2020	^	5,160,000	5,472,825

				16,007,372

Personal Products—0.1%
Herbalife Ltd. (Cayman Islands)
2.000%	08/15/2019		1,150,000	949,475

Pharmaceuticals—0.8%
Depomed, Inc.
2.500%	09/01/2021		620,000	821,112
Jazz Investments I Ltd. (Bermuda)
1.875%	08/15/2021	^	4,668,000	5,455,725
Medicines Co. (The)
2.500%	01/15/2022	^	530,000	573,394
Teva Pharmaceutical Finance Co. LLC, Series C
0.250%	02/01/2026		1,150,000	1,707,750

				8,557,981

Professional Services—0.4%
Huron Consulting Group, Inc.
1.250%	10/01/2019	^	4,543,000	5,020,015

Real Estate Investment Trusts (REITs)—1.1%
Colony Financial, Inc.
5.000%	04/15/2023		1,310,000	1,480,300
Extra Space Storage LP
2.375%	07/01/2033	^	2,210,000	2,736,256
National Health Investors, Inc.
3.250%	04/01/2021		3,415,000	3,617,766
Starwood Property Trust, Inc.
4.550%	03/01/2018		3,865,000	4,263,578

				12,097,900

Real Estate Management & Development—0.3%
Forest City Enterprises, Inc.
3.625%	08/15/2020		2,735,000	3,186,275

Semiconductors & Semiconductor Equipment—2.5%
Lam Research Corp.
0.500%	05/15/2016		835,000	1,007,741
Microchip Technology, Inc.
1.625%	02/15/2025	^	3,620,000	3,776,112
NVIDIA Corp.
1.000%	12/01/2018		8,165,000	9,665,319

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
NXP Semiconductors NV (Netherlands)
1.000%	12/01/2019	^	$3,843,000	$4,597,189
ON Semiconductor Corp., Series B
2.625%	12/15/2026		1,705,000	2,188,794
Photronics, Inc.
3.250%	04/01/2019		940,000	998,750
SunEdison, Inc.
2.375%	04/15/2022	^	2,015,000	2,372,663
0.250%	01/15/2020	^	1,975,000	2,124,359
SunPower Corp.
0.875%	06/01/2021	^	1,065,000	1,034,381
0.750%	06/01/2018		436,000	609,310

				28,374,618

Software—3.9%
Citrix Systems, Inc.
0.500%	04/15/2019	^	5,180,000	5,458,425
Electronic Arts, Inc.
0.750%	07/15/2016		1,185,000	2,198,175
Mentor Graphics Corp.
4.000%	04/01/2031		1,300,000	1,628,250
NetSuite, Inc.
0.250%	06/01/2018		4,050,000	4,227,187
Nuance Communications, Inc.
2.750%	11/01/2031		2,170,000	2,164,575
Red Hat, Inc.
0.250%	10/01/2019	^	4,315,000	5,364,084
Rovi Corp.
0.500%	03/01/2020	^	2,300,000	2,203,688
salesforce.com, Inc.
0.250%	04/01/2018		6,740,000	8,088,000
Synchronoss Technologies, Inc.
0.750%	08/15/2019		2,799,000	3,245,091
TiVo, Inc.
2.000%	10/01/2021	^	3,460,000	3,254,562
Verint Systems, Inc.
1.500%	06/01/2021		3,870,000	4,523,063
Workday, Inc.
0.750%	07/15/2018		870,000	1,046,719

				43,401,819

Specialty Retail—0.1%
Restoration Hardware Holdings, Inc.
0.000%	06/15/2019	^	1,540,000	1,642,025

Technology Hardware, Storage & Peripherals—0.6%
Electronics For Imaging, Inc.
0.750%	09/01/2019	^	3,723,000	3,811,421
SanDisk Corp.
0.500%	10/15/2020		2,455,000	2,476,481

				6,287,902

Textiles, Apparel & Luxury Goods—0.2%
Iconix Brand Group, Inc.
1.500%	03/15/2018		1,470,000	1,752,975

Transportation Infrastructure—0.5%
Macquarie Infrastructure Co. LLC
2.875%	07/15/2019		4,645,000	5,524,647

TOTAL CONVERTIBLE DEBT OBLIGATIONS (Cost $385,380,202)				404,648,676

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date				Face		Value
U.S. TREASURY OBLIGATIONS—12.0%
U.S. Treasury Notes—12.0%
U.S. Treasury Note
1.000%	09/15/2017 02/15/2018	-				$8,780,000	$8,827,228
0.875%	09/15/2016		‡	‡		8,000,000	8,051,872
0.875%	04/30/2017 07/15/2017	-				48,449,000	48,709,185
0.750%	02/28/2018					27,150,000	27,063,039
0.625%	07/15/2016		‡	‡		9,000,000	9,028,125
0.625%	02/15/2017					2,390,000	2,394,108
0.500%	01/31/2017					21,495,000	21,498,353
0.500%	06/15/2016		‡	‡		685,000	686,178
0.375%	10/31/2016					8,850,000	8,839,628

							135,097,716

TOTAL U.S. TREASURY OBLIGATIONS (Cost $134,484,322)							135,097,716

GOVERNMENT RELATED OBLIGATIONS—3.2%
U.S. Government Agencies—1.3%
Federal Home Loan Bank, Series 3823
0.500%	09/28/2016					5,740,000	5,741,492
Federal Home Loan Mortgage Corp.
1.400%	02/13/2018					5,999,000	6,006,679
Federal Home Loan Mortgage Corp., Series 1
1.000%	07/28/2017					3,000,000	3,023,415

							14,771,586

Non-U.S. Government Agencies—0.4%
Allied Irish Banks plc MTN (Ireland)
2.875%	11/28/2016				EUR	1,000,000	1,109,353
FMS Wertmanagement AoeR (Germany)
1.125%	09/05/2017					$1,300,000	1,308,767
0.625%	01/30/2017					2,290,000	2,289,171

							4,707,291

Sovereign Debt—0.6%
Bank of England Euro Note (United Kingdom)
1.250%	03/16/2018			^		3,600,000	3,626,734
Caisse d’Amortissement de la Dette Sociale (France)
1.250%	03/12/2018			^		2,155,000	2,164,663
Instituto de Credito Oficial (Spain)
1.125%	04/01/2016			^		1,240,000	1,242,725

							7,034,122

Supranational—0.6%
European Investment Bank
1.125%	12/15/2016					3,070,000	3,099,030
International Bank for Reconstruction & Development
0.625%	09/26/2016					3,500,000	3,500,777

							6,599,807

U.S. Municipal Bonds—0.1%
California Earthquake Authority Revenue Bonds (California)
1.824%	07/01/2017					1,000,000	1,006,210

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Non-U.S. Regional Authority Bonds—0.2%
Province of British Columbia (Canada)
1.200%	04/25/2017		$1,500,000	$1,512,043

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $35,799,904)				35,631,059

ASSET-BACKED SECURITIES—3.1%
Automobiles—1.8%
Ally Master Owner Trust Series 2013-1, Class A1
0.625%	02/15/2018	#	2,200,000	2,201,813
Ally Master Owner Trust Series 2013-2, Class A
0.625%	04/15/2018	#	1,900,000	1,901,854
Capital Auto Receivables Asset Trust Series 2013-1, Class A2
0.620%	07/20/2016		147,583	147,579
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		380,000	381,564
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		370,000	369,874
Fifth Third Auto Trust Series 2014-1, Class A3
0.680%	04/16/2018		1,860,000	1,860,548
Ford Credit Auto Lease Trust Series 2013-B, Class A3
0.760%	09/15/2016		410,000	410,367
Hertz Fleet Lease Funding LP Series 2013-3, Class A
0.725%	12/10/2027	#^	700,615	700,937
Nissan Master Owner Trust Receivables Series 2013-A, Class A
0.475%	02/15/2018	#	5,450,000	5,450,447
Porsche Financial Auto Securitization Trust Series 2014-1, Class A3
0.670%	01/23/2018	^	6,660,000	6,661,132
World Omni Automobile Lease Securitization Trust Series 2013-A, Class A2A
0.730%	05/16/2016		322,186	322,385

				20,408,500

Credit Card—0.4%
Chase Issuance Trust Series 2007-B1, Class B1
0.425%	04/15/2019	#	2,000,000	1,989,914
Citibank Credit Card Issuance Trust Series 2003-A7, Class A7
4.150%	07/07/2017		2,700,000	2,726,577

				4,716,491

Other—0.6%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		1,341,167	1,343,062
GreatAmerica Leasing Receivables Funding LLC Series 2013-1, Class C
1.830%	06/17/2019	^	270,000	269,514
Kubota Credit Owner Trust Series 2015-1A, Class A2
0.940%	12/15/2017	^	2,635,000	2,635,942

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date			Face	Value
ASSET-BACKED SECURITIES—(Continued)
Trade MAPS 1 Ltd. (Ireland) Series 2013-1A, Class A
0.875%	12/10/2018		#^	$2,300,000	$2,299,673

					6,548,191

Student Loan—0.3%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.528%	12/07/2020		#	1,387,356	1,388,633
Nelnet Student Loan Trust Series 2014-2A, Class A1
0.454%	06/25/2021		#^	1,074,160	1,074,080
SLM Student Loan Trust Series 2014-1, Class A1
0.454%	05/28/2019		#	453,649	453,580

					2,916,293

TOTAL ASSET-BACKED SECURITIES (Cost $34,677,004)					34,589,475

				Shares	Value
MONEY MARKET FUNDS—2.2%
Institutional Money Market Fund—2.2%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14% (Cost $24,772,865)		¥		24,772,865	24,772,865

TOTAL INVESTMENTS—99.7% (Cost $1,093,890,658)					1,120,437,576
Other assets less liabilities—0.3%					3,859,811

NET ASSETS—100.0%					$1,124,297,387

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Legend to the Schedule of Investments:

EUR	European Monetary Unit
MTN	Medium Term Note
REIT	Real Estate Investment Trust

*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $281,129,055, which represents 25.0% of Net Assets. The illiquid 144A securities represented 0.4% of Net Assets, and 1.6% of total 144A securities held.
§	Security has been segregated to cover economic leverage under certain derivatives contracts which may include, but are not limited to, futures, swaps, forwards, options and TBA’s, a security that is subject to delayed delivery.
#	Rate is subject to change. Rate shown reflects current rate.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—24.2%
Aerospace & Defense—0.5%
Boeing Co. (The)
6.125%	02/15/2033	$100,000	$136,031
4.875%	02/15/2020	200,000	230,124
General Dynamics Corp.
2.250%	11/15/2022	500,000	491,921
Honeywell International, Inc.
5.700%	03/15/2036	300,000	388,279
4.250%	03/01/2021	750,000	843,499
3.350%	12/01/2023	300,000	317,226
L-3 Communications Corp.
4.950%	02/15/2021	300,000	332,221
3.950%	05/28/2024	350,000	359,894
Lockheed Martin Corp.
4.070%	12/15/2042	285,000	298,933
3.800%	03/01/2045	300,000	299,542
Northrop Grumman Corp.
4.750%	06/01/2043	720,000	815,535
3.850%	04/15/2045	300,000	296,620
3.500%	03/15/2021	300,000	316,626
1.750%	06/01/2018	500,000	501,852
Precision Castparts Corp.
2.500%	01/15/2023	200,000	197,426
Raytheon Co.
6.750%	03/15/2018	1,150,000	1,324,984
United Technologies Corp.
6.700%	08/01/2028	150,000	205,496
4.500%	06/01/2042	200,000	222,730
3.100%	06/01/2022	1,050,000	1,094,213
1.800%	06/01/2017	300,000	305,684

			8,978,836

Air Freight & Logistics—0.1%
FedEx Corp.
4.500%	02/01/2065	300,000	299,181
3.875%	08/01/2042	200,000	193,810
2.625%	08/01/2022	200,000	201,202
United Parcel Service, Inc.
6.200%	01/15/2038	300,000	408,592
2.450%	10/01/2022	400,000	403,438

			1,506,223

Airlines—0.1%
American Airlines, Inc., Series 2011-1, Class A
5.250%	01/31/2021	216,837	235,268
Continental Airlines, Inc., Series 2010-1, Class A
4.750%	01/12/2021	239,786	257,170
Delta Air Lines Pass Through Trust, Series 2010-2A
4.950%	05/23/2019	678,271	726,597
United Airlines Pass Through Trust, Series 2014-2, Class A
3.750%	09/03/2026	200,000	208,500

			1,427,535

Auto Components—0.1%
BorgWarner, Inc.
3.375%	03/15/2025	300,000	309,424
Johnson Controls, Inc.
4.250%	03/01/2021	300,000	326,223
3.625%	07/02/2024	500,000	519,089

			1,154,736

Automobiles—0.0%
Ford Motor Co.
7.450%	07/16/2031	200,000	276,844

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
4.750%	01/15/2043		$200,000	$219,547

				496,391

Banks—3.3%
Associated Banc-Corp
4.250%	01/15/2025		400,000	406,415
Australia & New Zealand Banking Group Ltd. (Australia)
1.250%	01/10/2017		500,000	502,274
1.250%	06/13/2017		400,000	401,608
Bank of America Corp.
7.800%	09/15/2016		400,000	435,576
6.875%	11/15/2018		250,000	290,333
6.050%	05/16/2016		890,000	934,512
5.875%	01/05/2021		400,000	468,107
5.750%	08/15/2016		700,000	740,911
5.625%	07/01/2020		500,000	577,101
5.490%	03/15/2019		100,000	110,871
4.000%	04/01/2024		500,000	532,462
3.875%	03/22/2017		700,000	732,922
Bank of America Corp. MTN
6.875%	04/25/2018		500,000	572,329
5.875%	02/07/2042		300,000	383,074
5.000%	05/13/2021		300,000	339,085
4.875%	04/01/2044		750,000	847,585
4.250%	10/22/2026		400,000	413,502
4.000%	01/22/2025		500,000	505,062
3.300%	01/11/2023		500,000	507,037
Bank of America Corp., Series L MTN
5.650%	05/01/2018		500,000	555,029
Bank of America NA, Bank Note
1.250%	02/14/2017		1,000,000	1,002,225
Bank of Montreal MTN (Canada)
2.500%	01/11/2017		400,000	411,450
1.300%	07/14/2017		650,000	652,405
Bank of Nova Scotia (The) (Canada)
1.450%	04/25/2018		300,000	299,386
Bank of Nova Scotia (The), Bank Note (Canada)
1.250%	04/11/2017		750,000	752,472
Barclays Bank plc (United Kingdom)
5.125%	01/08/2020		500,000	568,905
Barclays plc (United Kingdom)
2.750%	11/08/2019		400,000	404,311
BB&T Corp.
5.250%	11/01/2019		500,000	565,958
BB&T Corp. MTN
2.450%	01/15/2020		500,000	508,965
1.600%	08/15/2017		400,000	402,784
BNP Paribas SA (France)
4.250%	10/15/2024	†	400,000	412,518
BNP Paribas SA MTN (France)
2.400%	12/12/2018		600,000	612,362
1.375%	03/17/2017		1,000,000	1,002,121
BNP Paribas SA, Bank Note (France)
5.000%	01/15/2021		400,000	453,985
Capital One Bank USA NA
8.800%	07/15/2019		500,000	626,987
2.300%	06/05/2019		400,000	401,147
Capital One Bank USA NA, Bank Note
1.200%	02/13/2017		400,000	399,166
Citigroup, Inc.
8.500%	05/22/2019		300,000	373,950
8.125%	07/15/2039		500,000	789,143
6.625%	06/15/2032		350,000	437,698

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
6.125%	11/21/2017		$750,000	$833,827
6.125%	08/25/2036		300,000	364,462
6.000%	08/15/2017		600,000	660,346
5.500%	09/13/2025		200,000	227,137
5.375%	08/09/2020		400,000	458,196
4.500%	01/14/2022		500,000	552,862
4.050%	07/30/2022		300,000	315,222
3.875%	10/25/2023		200,000	211,499
Citizens Bank NA MTN
1.600%	12/04/2017		500,000	502,367
Commonwealth Bank of Australia (Australia)
1.125%	03/13/2017		350,000	351,056
Corpbanca SA (Chile)
3.875%	09/22/2019	^	400,000	401,350
Discover Bank
7.000%	04/15/2020		200,000	237,682
Discover Bank, Bank Note
4.250%	03/13/2026		200,000	212,981
Fifth Third Bancorp
4.300%	01/16/2024		300,000	321,237
Fifth Third Bank/Ohio, Bank Note
2.875%	10/01/2021		400,000	405,778
First Republic Bank
2.375%	06/17/2019		500,000	505,767
HSBC Bank USA NA
4.875%	08/24/2020		400,000	449,494
HSBC Holdings plc (United Kingdom)
6.100%	01/14/2042		500,000	665,208
5.250%	03/14/2044		1,000,000	1,143,107
4.250%	03/14/2024		500,000	525,650
4.000%	03/30/2022		500,000	538,665
Industrial & Commercial Bank of China Ltd. MTN (China)
2.351%	11/13/2017		500,000	504,074
Intesa Sanpaolo SpA (Italy)
3.875%	01/15/2019		400,000	422,246
JPMorgan Chase & Co.
6.300%	04/23/2019		500,000	581,134
5.600%	07/15/2041		200,000	245,627
4.950%	03/25/2020		1,000,000	1,126,431
4.850%	02/01/2044		500,000	571,977
4.625%	05/10/2021		300,000	335,556
4.500%	01/24/2022		400,000	442,789
3.200%	01/25/2023		500,000	508,844
3.125%	01/23/2025		1,000,000	1,004,168
JPMorgan Chase & Co. MTN
1.350%	02/15/2017		1,400,000	1,405,795
JPMorgan Chase Bank NA, Bank Note
6.000%	10/01/2017		500,000	553,745
KeyCorp MTN
5.100%	03/24/2021		500,000	568,617
LBBW (Germany)
7.625%	02/01/2023		200,000	259,348
Lloyds Bank plc (United Kingdom)
2.350%	09/05/2019		400,000	405,361
Manufacturers & Traders Trust Co., Bank Note
2.100%	02/06/2020		500,000	501,328
National City Corp.
6.875%	05/15/2019		500,000	590,498
PNC Bank NA
1.500%	10/18/2017		400,000	403,360
PNC Bank NA, Bank Note
1.300%	10/03/2016		250,000	251,593
1.150%	11/01/2016		500,000	502,447

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
PNC Funding Corp.
2.700%	09/19/2016	$400,000	$409,645
Royal Bank of Canada (Canada)
1.200%	01/23/2017	155,000	156,009
Royal Bank of Canada MTN (Canada)
2.875%	04/19/2016	300,000	306,598
1.400%	10/13/2017	500,000	501,565
1.250%	06/16/2017	500,000	501,042
Royal Bank of Scotland Group plc (United Kingdom)
6.400%	10/21/2019	1,000,000	1,158,677
Royal Bank of Scotland plc (The) (United Kingdom)
6.125%	01/11/2021	300,000	358,438
Sumitomo Mitsui Banking Corp. (Japan)
3.200%	07/18/2022	200,000	205,199
1.750%	01/16/2018	300,000	300,697
1.300%	01/10/2017	500,000	500,054
Svenska Handelsbanken AB (Sweden)
2.250%	06/17/2019	500,000	507,028
Toronto-Dominion Bank (The) MTN (Canada)
1.625%	03/13/2018	200,000	201,671
Union Bank NA
2.625%	09/26/2018	500,000	514,441
US Bancorp MTN
2.950%	07/15/2022	200,000	203,781
1.650%	05/15/2017	500,000	507,113
US Bank NA, Bank Note
1.100%	01/30/2017	500,000	501,774
Wells Fargo & Co.
5.375%	11/02/2043	350,000	413,909
4.480%	01/16/2024	784,000	852,460
3.676%	06/15/2016	400,000	414,303
1.500%	01/16/2018	500,000	502,733
1.250%	07/20/2016	560,000	563,266
Wells Fargo & Co. MTN
4.600%	04/01/2021	500,000	561,981
3.500%	03/08/2022	300,000	318,787
2.100%	05/08/2017	800,000	817,691
1.150%	06/02/2017	700,000	700,011
Wells Fargo & Co., Series M
3.450%	02/13/2023	300,000	307,277
Wells Fargo Bank NA
5.950%	08/26/2036	100,000	130,186
Wells Fargo Bank NA, Bank Note
6.600%	01/15/2038	300,000	425,600
Westpac Banking Corp. (Australia)
4.875%	11/19/2019	1,000,000	1,125,318

			56,369,818

Beverages—0.5%
Anheuser-Busch InBev Finance, Inc.
2.625%	01/17/2023	200,000	197,368
1.125%	01/27/2017	1,000,000	1,005,747
Anheuser-Busch InBev Worldwide, Inc.
8.200%	01/15/2039	300,000	470,446
7.750%	01/15/2019	500,000	605,601
6.875%	11/15/2019	300,000	364,240
5.375%	01/15/2020	500,000	576,550
3.750%	07/15/2042	200,000	195,859
Bottling Group LLC
5.500%	04/01/2016	500,000	524,568
Coca-Cola Co. (The)
3.150%	11/15/2020	200,000	212,944

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Coca-Cola Enterprises, Inc.
4.500%	09/01/2021		$300,000	$334,999
Coca-Cola Femsa SAB de CV (Mexico)
2.375%	11/26/2018		350,000	358,309
Diageo Capital plc (United Kingdom)
1.125%	04/29/2018		1,000,000	995,093
Diageo Investment Corp.
7.450%	04/15/2035		750,000	1,113,154
Dr Pepper Snapple Group, Inc.
2.600%	01/15/2019		300,000	307,384
PepsiCo, Inc.
5.500%	01/15/2040		500,000	626,926
5.000%	06/01/2018		400,000	443,616
3.000%	08/25/2021		500,000	524,716
2.750%	03/01/2023		400,000	404,707

				9,262,227

Biotechnology—0.2%
Amgen, Inc.
6.900%	06/01/2038		267,000	369,928
6.150%	06/01/2018		500,000	571,011
5.850%	06/01/2017		250,000	274,808
5.150%	11/15/2041		300,000	346,838
3.875%	11/15/2021		300,000	323,257
3.625%	05/22/2024		400,000	421,458
Celgene Corp.
4.625%	05/15/2044		600,000	640,815
1.900%	08/15/2017		200,000	202,664
Gilead Sciences, Inc.
4.400%	12/01/2021		300,000	335,788
2.050%	04/01/2019		750,000	760,338

				4,246,905

Capital Markets—1.5%
Ameriprise Financial, Inc.
3.700%	10/15/2024		400,000	421,544
Bank of New York Mellon Corp. (The)
3.550%	09/23/2021		300,000	320,657
Bank of New York Mellon Corp. (The) MTN
2.300%	07/28/2016		100,000	102,024
Bank of New York Mellon Corp. (The), Series G
2.200%	05/15/2019		600,000	609,962
BlackRock, Inc.
4.250%	05/24/2021		500,000	559,206
3.375%	06/01/2022		500,000	526,998
Credit Suisse (Switzerland)
5.400%	01/14/2020		200,000	225,674
Credit Suisse MTN (Switzerland)
3.625%	09/09/2024		400,000	413,922
1.375%	05/26/2017		1,000,000	1,002,118
Credit Suisse USA, Inc.
7.125%	07/15/2032		750,000	1,057,379
Deutsche Bank AG (Germany)
6.000%	09/01/2017		650,000	716,749
4.296%	05/24/2028	#	500,000	493,755
Goldman Sachs Group, Inc. (The)
6.750%	10/01/2037		1,000,000	1,315,604
6.250%	09/01/2017		500,000	554,780
6.250%	02/01/2041		500,000	654,086
6.150%	04/01/2018		500,000	562,353
5.950%	01/15/2027		300,000	352,350
5.750%	01/24/2022		300,000	350,509
5.625%	01/15/2017		750,000	804,418

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
5.250%	07/27/2021	$300,000	$341,443
4.000%	03/03/2024	500,000	529,021
3.500%	01/23/2025	500,000	509,806
2.625%	01/31/2019	1,000,000	1,022,221
Goldman Sachs Group, Inc. (The) MTN
7.500%	02/15/2019	300,000	358,351
5.375%	03/15/2020	300,000	340,651
Jefferies Group LLC
6.250%	01/15/2036	230,000	230,977
5.125%	04/13/2018	300,000	315,833
Lazard Group LLC
4.250%	11/14/2020	400,000	428,026
Morgan Stanley
7.250%	04/01/2032	100,000	139,735
6.375%	07/24/2042	300,000	401,597
5.750%	01/25/2021	600,000	701,280
4.875%	11/01/2022	1,000,000	1,093,902
4.750%	03/22/2017	300,000	319,529
3.750%	02/25/2023	300,000	314,738
2.500%	01/24/2019	1,000,000	1,019,418
Morgan Stanley MTN
6.625%	04/01/2018	500,000	569,067
5.950%	12/28/2017	500,000	554,699
5.750%	10/18/2016	640,000	683,085
5.450%	01/09/2017	500,000	535,092
3.700%	10/23/2024	400,000	417,872
Nomura Holdings, Inc. (Japan)
6.700%	03/04/2020	300,000	359,218
Northern Trust Corp.
3.950%	10/30/2025	300,000	322,704
3.375%	08/23/2021	500,000	536,851
State Street Corp.
3.700%	11/20/2023	400,000	430,761
3.100%	05/15/2023	200,000	202,663
UBS AG MTN (Switzerland)
7.375%	06/15/2017	100,000	112,006
5.875%	07/15/2016	700,000	740,771
1.375%	08/14/2017	500,000	499,893

			25,075,298

Chemicals—0.5%
Agrium, Inc. (Canada)
6.125%	01/15/2041	400,000	499,012
Airgas, Inc.
2.950%	06/15/2016	200,000	204,309
2.375%	02/15/2020	300,000	300,862
CF Industries, Inc.
3.450%	06/01/2023	400,000	404,412
Cytec Industries, Inc.
3.950%	05/01/2025	135,000	138,946
Dow Chemical Co. (The)
8.550%	05/15/2019	629,000	788,224
5.250%	11/15/2041	300,000	338,664
4.125%	11/15/2021	150,000	163,232
3.000%	11/15/2022	500,000	505,141
E.I. du Pont de Nemours & Co.
4.900%	01/15/2041	200,000	225,532
4.250%	04/01/2021	300,000	330,264
2.800%	02/15/2023	300,000	299,905
2.750%	04/01/2016	300,000	306,321
Eastman Chemical Co.
2.700%	01/15/2020	400,000	406,228

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Ecolab, Inc.
5.500%	12/08/2041		$300,000	$366,976
LyondellBasell Industries NV (Netherlands)
5.750%	04/15/2024		500,000	590,425
5.000%	04/15/2019		500,000	551,860
Methanex Corp. (Canada)
3.250%	12/15/2019		400,000	409,681
Monsanto Co.
5.500%	08/15/2025		200,000	241,174
Mosaic Co. (The)
5.625%	11/15/2043		400,000	476,830
Potash Corp of Saskatchewan, Inc. (Canada)
3.625%	03/15/2024	†	250,000	263,855
PPG Industries, Inc.
3.600%	11/15/2020		400,000	422,658
Praxair, Inc.
2.200%	08/15/2022		400,000	390,544
Rockwood Specialties Group, Inc.
4.625%	10/15/2020		250,000	260,938
Sigma-Aldrich Corp.
3.375%	11/01/2020		360,000	376,924
Valspar Corp. (The)
4.400%	02/01/2045	†	200,000	202,187

				9,465,104

Commercial Services & Supplies—0.1%
Republic Services, Inc.
5.700%	05/15/2041		200,000	252,742
5.500%	09/15/2019		300,000	340,456
Waste Management, Inc.
4.750%	06/30/2020		750,000	838,131

				1,431,329

Communications Equipment—0.2%
Cisco Systems, Inc.
5.900%	02/15/2039		500,000	644,847
4.950%	02/15/2019		500,000	562,845
Harris Corp.
6.150%	12/15/2040		250,000	309,423
Juniper Networks, Inc.
4.350%	06/15/2025		750,000	761,904
Motorola Solutions, Inc.
7.500%	05/15/2025		340,000	420,892

				2,699,911

Construction Materials—0.0%
CRH America, Inc.
6.000%	09/30/2016		250,000	266,726

Consumer Finance—0.6%
American Express Co.
7.000%	03/19/2018		500,000	578,052
American Express Credit Corp.
2.125%	03/18/2019		500,000	506,726
American Express Credit Corp. MTN
2.800%	09/19/2016		400,000	411,390
American Honda Finance Corp.
2.125%	10/10/2018		500,000	509,554
Capital One Financial Corp.
6.150%	09/01/2016		200,000	213,163
Caterpillar Financial Services Corp. MTN
2.850%	06/01/2022		300,000	306,354
2.650%	04/01/2016		400,000	408,255
1.625%	06/01/2017		300,000	304,213

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Ford Motor Credit Co. LLC
5.875%	08/02/2021		$500,000	$589,394
5.000%	05/15/2018		200,000	218,251
4.250%	02/03/2017		200,000	210,106
4.250%	09/20/2022		200,000	215,975
3.984%	06/15/2016		300,000	309,399
3.000%	06/12/2017		300,000	309,338
1.724%	12/06/2017		400,000	399,374
1.684%	09/08/2017		400,000	399,666
HSBC USA, Inc.
2.375%	11/13/2019		500,000	504,771
2.250%	06/23/2019		500,000	504,498
John Deere Capital Corp.
1.200%	10/10/2017		300,000	300,526
1.050%	10/11/2016		750,000	754,253
John Deere Capital Corp. MTN
3.900%	07/12/2021		300,000	328,951
2.250%	06/07/2016		200,000	203,852
Toyota Motor Credit Corp. MTN
4.500%	06/17/2020		300,000	337,395
2.625%	01/10/2023		300,000	303,807
1.450%	01/12/2018		300,000	302,043
1.250%	10/05/2017		400,000	401,434
1.125%	05/16/2017		500,000	501,572

				10,332,312

Containers & Packaging—0.0%
MeadWestvaco Corp.
7.375%	09/01/2019		300,000	356,901
Packaging Corp. of America
4.500%	11/01/2023		250,000	269,706

				626,607

Diversified Consumer Services—0.1%
Massachusetts Institute of Technology
4.678%	07/01/2114		250,000	300,019
University of Notre Dame du Lac, Series 2015
3.438%	02/15/2045		250,000	253,492
Yale University MTN
2.086%	04/15/2019		500,000	511,193

				1,064,704

Diversified Financial Services—1.0%
Bank One Corp.
8.000%	04/29/2027		300,000	417,520
7.625%	10/15/2026		300,000	397,681
Bear Stearns Cos. LLC (The)
7.250%	02/01/2018		350,000	403,203
6.400%	10/02/2017		400,000	446,517
4.650%	07/02/2018		400,000	435,982
Berkshire Hathaway, Inc.
2.100%	08/14/2019		500,000	511,923
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
5.750%	12/01/2043		300,000	374,305
4.625%	12/01/2023		400,000	433,197
3.875%	02/08/2022		400,000	431,124
3.375%	01/19/2017		300,000	312,797
2.250%	01/14/2019		500,000	509,050
GE Capital Trust I
6.375%	11/15/2067	#	130,000	141,050
General Electric Capital Corp.
2.950%	05/09/2016		200,000	205,100

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
General Electric Capital Corp. MTN
6.875%	01/10/2039			$300,000	$433,038
6.375%	11/15/2067		#	600,000	652,500
5.875%	01/14/2038			700,000	906,921
5.625%	09/15/2017			300,000	331,853
5.500%	01/08/2020			500,000	579,566
5.400%	02/15/2017			650,000	703,599
5.375%	10/20/2016			450,000	481,238
4.625%	01/07/2021			300,000	338,206
3.450%	05/15/2024			1,000,000	1,054,335
3.100%	01/09/2023			1,000,000	1,031,046
2.300%	01/14/2019			500,000	512,193
Intercontinental Exchange, Inc.
2.500%	10/15/2018			300,000	309,490
Leucadia National Corp.
6.625%	10/23/2043			200,000	201,186
Moody’s Corp.
2.750%	07/15/2019			500,000	511,631
Murray Street Investment Trust I
4.647%	03/09/2017			1,000,000	1,060,199
NASDAQ OMX Group, Inc. (The)
4.250%	06/01/2024			400,000	421,392
National Rural Utilities Cooperative Finance Corp.
10.375%	11/01/2018			281,000	364,356
2.850%	01/27/2025			150,000	151,353
Shell International Finance BV (Netherlands)
6.375%	12/15/2038			500,000	694,700
5.200%	03/22/2017			500,000	541,824
3.625%	08/21/2042			300,000	297,245
2.375%	08/21/2022			500,000	499,011
Voya Financial, Inc.
5.500%	07/15/2022			500,000	578,680

					17,675,011

Diversified Telecommunication Services—1.0%
AT&T, Inc.
6.150%	09/15/2034			500,000	592,904
5.800%	02/15/2019			550,000	623,785
5.550%	08/15/2041			300,000	338,618
5.500%	02/01/2018			510,000	561,800
5.350%	09/01/2040			307,000	336,237
4.450%	05/15/2021			500,000	548,463
4.350%	06/15/2045			758,000	727,992
3.900%	03/11/2024	†		400,000	419,398
2.950%	05/15/2016			500,000	511,086
1.600%	02/15/2017			400,000	401,290
British Telecommunications plc (United Kingdom)
9.625%	12/15/2030			250,000	413,332
2.350%	02/14/2019			500,000	508,682
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030			300,000	459,716
Embarq Corp.
7.082%	06/01/2016			250,000	265,261
Orange SA (France)
9.000%	03/01/2031			500,000	773,768
Qwest Corp.
6.875%	09/15/2033			400,000	403,413
6.500%	06/01/2017			250,000	272,620
Telefonica Emisiones SAU (Spain)
5.134%	04/27/2020			600,000	678,005
Verizon Communications, Inc.
7.750%	12/01/2030			130,000	183,579
6.900%	04/15/2038			500,000	655,138

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
6.550%	09/15/2043	$1,150,000	$1,499,683
6.400%	02/15/2038	500,000	625,335
6.350%	04/01/2019	1,203,000	1,401,192
6.000%	04/01/2041	300,000	362,090
5.850%	09/15/2035	250,000	296,531
5.150%	09/15/2023	1,250,000	1,434,103
5.050%	03/15/2034	400,000	435,146
5.012%	08/21/2054	500,000	521,071
4.500%	09/15/2020	150,000	165,762
3.500%	11/01/2021	400,000	418,728
2.625%	02/21/2020	214,000	217,963
2.450%	11/01/2022	300,000	291,295
2.000%	11/01/2016	400,000	405,998
Verizon Maryland LLC, Series B
5.125%	06/15/2033	250,000	267,699

			18,017,683

Electric Utilities—1.5%
Alabama Power Co., Series Q
5.500%	10/15/2017	150,000	165,820
Arizona Public Service Co.
4.500%	04/01/2042	300,000	340,006
3.350%	06/15/2024	200,000	210,811
Cleveland Electric Illuminating Co. (The)
5.950%	12/15/2036	300,000	366,776
Cleveland Electric Illuminating Co. (The), Series D
7.880%	11/01/2017	400,000	465,659
Commonwealth Edison Co.
5.900%	03/15/2036	300,000	395,419
5.875%	02/01/2033	200,000	262,466
5.800%	03/15/2018	100,000	112,842
Connecticut Light & Power Co. (The)
4.300%	04/15/2044	250,000	280,955
Connecticut Light & Power Co. (The), Series 09-A
5.500%	02/01/2019	300,000	341,895
Constellation Energy Group, Inc.
5.150%	12/01/2020	400,000	452,389
DTE Electric Co.
3.450%	10/01/2020	300,000	320,227
3.375%	03/01/2025	300,000	317,108
Duke Energy Carolinas LLC
6.450%	10/15/2032	330,000	445,336
4.300%	06/15/2020	100,000	111,495
4.000%	09/30/2042	300,000	319,561
3.750%	06/01/2045	300,000	309,135
Duke Energy Corp.
2.150%	11/15/2016	200,000	204,082
Duke Energy Florida, Inc.
6.400%	06/15/2038	350,000	498,778
Duke Energy Indiana, Inc.
3.750%	07/15/2020	300,000	327,487
Entergy Corp.
4.700%	01/15/2017	500,000	525,979
Florida Power & Light Co.
5.950%	02/01/2038	1,000,000	1,364,812
5.625%	04/01/2034	50,000	64,988
5.125%	06/01/2041	200,000	251,258
4.950%	06/01/2035	100,000	119,812
Georgia Power Co., Series 07-A
5.650%	03/01/2037	200,000	253,859
Great Plains Energy, Inc.
4.850%	06/01/2021	400,000	447,953

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Indiana Michigan Power Co.
7.000%	03/15/2019	$250,000	$298,129
Jersey Central Power & Light
5.625%	05/01/2016	500,000	522,213
Kentucky Utilities Co.
5.125%	11/01/2040	500,000	626,409
MidAmerican Energy Co.
4.400%	10/15/2044	500,000	569,061
3.700%	09/15/2023	250,000	272,617
MidAmerican Energy Co. MTN
5.800%	10/15/2036	250,000	329,294
Mississippi Power Co., Series 2012-A
4.250%	03/15/2042	300,000	311,620
NextEra Energy Capital Holdings, Inc.
6.000%	03/01/2019	250,000	286,360
4.500%	06/01/2021	200,000	221,109
Northern States Power Co.
4.125%	05/15/2044	350,000	384,751
Ohio Power Co., Series K
6.000%	06/01/2016	500,000	528,670
Oklahoma Gas & Electric Co.
4.550%	03/15/2044	250,000	289,597
Oncor Electric Delivery Co. LLC
7.500%	09/01/2038	300,000	459,320
5.000%	09/30/2017	300,000	327,736
2.150%	06/01/2019	250,000	252,089
Pacific Gas & Electric Co.
6.050%	03/01/2034	500,000	655,243
4.750%	02/15/2044	250,000	289,306
4.450%	04/15/2042	300,000	330,962
3.400%	08/15/2024	500,000	522,262
PECO Energy Co.
2.375%	09/15/2022	200,000	199,062
Potomac Electric Power Co.
7.900%	12/15/2038	200,000	326,968
PPL Capital Funding, Inc.
4.700%	06/01/2043	200,000	222,307
3.400%	06/01/2023	200,000	207,737
Progress Energy, Inc.
7.050%	03/15/2019	400,000	477,738
4.400%	01/15/2021	300,000	331,141
PSEG Power LLC
8.625%	04/15/2031	300,000	442,718
2.750%	09/15/2016	200,000	204,938
Public Service Co. of Colorado
4.300%	03/15/2044	250,000	285,543
Public Service Co. of Oklahoma, Series G
6.625%	11/15/2037	300,000	414,336
Public Service Electric & Gas Co. MTN
3.650%	09/01/2042	200,000	204,779
Sierra Pacific Power Co., Series T
3.375%	08/15/2023	350,000	369,345
South Carolina Electric & Gas Co.
5.300%	05/15/2033	150,000	183,795
Southern California Edison Co.
6.650%	04/01/2029	500,000	673,534
4.050%	03/15/2042	300,000	322,974
Southern California Edison Co., Series C
3.600%	02/01/2045	300,000	301,994
Southern Co. (The)
2.150%	09/01/2019	500,000	503,333
1.300%	08/15/2017	500,000	500,537

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
Union Electric Co.
6.400%	06/15/2017			$250,000	$276,693
Virginia Electric & Power Co.
5.400%	04/30/2018			250,000	279,957
2.950%	01/15/2022			542,000	559,820
1.200%	01/15/2018			300,000	299,623
Westar Energy, Inc.
4.625%	09/01/2043			350,000	411,163
Wisconsin Electric Power
5.625%	05/15/2033			150,000	193,579
Wisconsin Power & Light Co.
4.100%	10/15/2044			350,000	380,761
Xcel Energy, Inc.
4.800%	09/15/2041			200,000	232,684

					25,560,715

Electrical Equipment—0.1%
Eaton Corp.
4.150%	11/02/2042			100,000	103,453
2.750%	11/02/2022			100,000	100,379
1.500%	11/02/2017			300,000	301,329
Emerson Electric Co.
5.000%	04/15/2019			500,000	559,186
2.625%	02/15/2023			270,000	271,128

					1,335,475

Electronic Equipment, Instruments & Components—0.1%
Arrow Electronics, Inc.
4.500%	03/01/2023			300,000	314,561
3.000%	03/01/2018			400,000	410,665
Corning, Inc.
4.750%	03/15/2042			400,000	438,126
Jabil Circuit, Inc.
4.700%	09/15/2022			200,000	208,000
Keysight Technologies, Inc.
3.300%	10/30/2019		^	400,000	403,378

					1,774,730

Energy Equipment & Services—0.3%
Baker Hughes, Inc.
7.500%	11/15/2018			1,000,000	1,192,491
Cameron International Corp.
1.400%	06/15/2017			400,000	394,331
1.150%	12/15/2016			250,000	248,277
Diamond Offshore Drilling, Inc.
4.875%	11/01/2043	†		300,000	252,752
Halliburton Co.
7.450%	09/15/2039			400,000	573,582
Nabors Industries, Inc.
2.350%	09/15/2016			150,000	149,621
Noble Holding International Ltd. (Cayman Islands)
6.200%	08/01/2040			200,000	173,850
2.500%	03/15/2017			300,000	295,521
Pride International, Inc.
6.875%	08/15/2020			200,000	228,024
Rowan Cos., Inc.
4.875%	06/01/2022			250,000	240,642
Weatherford International Ltd. (Bermuda)
9.625%	03/01/2019			400,000	458,618
6.750%	09/15/2040			300,000	282,231
4.500%	04/15/2022			300,000	274,599

					4,764,539

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Food & Staples Retailing—0.5%
Costco Wholesale Corp.
2.250%	02/15/2022	$300,000	$299,603
CVS Health Corp.
4.125%	05/15/2021	200,000	220,083
4.000%	12/05/2023	300,000	325,783
2.250%	12/05/2018	750,000	767,479
Kroger Co. (The)
7.500%	04/01/2031	200,000	273,347
5.400%	07/15/2040	200,000	238,427
2.950%	11/01/2021	400,000	408,384
Sysco Corp.
2.350%	10/02/2019	750,000	767,824
Walgreen Co.
4.400%	09/15/2042	200,000	204,392
Walgreens Boots Alliance, Inc.
3.800%	11/18/2024	500,000	517,993
1.750%	11/17/2017	200,000	201,946
Wal-Mart Stores, Inc.
7.550%	02/15/2030	250,000	378,008
5.250%	09/01/2035	750,000	929,797
4.875%	07/08/2040	300,000	354,040
4.300%	04/22/2044	750,000	839,081
4.250%	04/15/2021	300,000	337,225
3.625%	07/08/2020	300,000	326,911
2.550%	04/11/2023	500,000	504,434

			7,894,757

Food Products—0.4%
Archer-Daniels Midland Co.
5.450%	03/15/2018	500,000	560,636
ConAgra Foods, Inc.
4.650%	01/25/2043	198,000	199,415
3.250%	09/15/2022	200,000	200,600
General Mills, Inc.
5.400%	06/15/2040	300,000	357,533
3.150%	12/15/2021	200,000	207,507
1.400%	10/20/2017	400,000	401,289
Kellogg Co.
4.150%	11/15/2019	300,000	325,568
4.000%	12/15/2020	190,000	205,969
Kraft Foods Group, Inc.
6.875%	01/26/2039	380,000	507,380
6.500%	02/09/2040	200,000	259,865
5.375%	02/10/2020	209,000	237,890
Mondelez International, Inc.
6.500%	02/09/2040	139,000	191,387
4.000%	02/01/2024	500,000	542,485
2.250%	02/01/2019	750,000	759,101
Tyson Foods, Inc.
2.650%	08/15/2019	750,000	768,736
Unilever Capital Corp.
4.250%	02/10/2021	300,000	337,108

			6,062,469

Gas Utilities—0.1%
Atmos Energy Corp.
4.125%	10/15/2044	350,000	375,049
ONE Gas, Inc.
3.610%	02/01/2024	500,000	536,352
Piedmont Natural Gas Co., Inc.
4.100%	09/18/2034	300,000	330,335

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Southern California Gas Co.
5.125%	11/15/2040		$400,000	$503,178
4.450%	03/15/2044		200,000	231,856
Southern Natural Gas Co./Southern Natural Issuing Corp.
4.400%	06/15/2021		200,000	209,136

				2,185,906

Health Care Equipment & Supplies—0.4%
Abbott Laboratories
2.950%	03/15/2025		200,000	202,630
2.000%	03/15/2020		200,000	201,440
Baxter International, Inc.
5.900%	09/01/2016		400,000	427,206
3.200%	06/15/2023		300,000	304,652
2.400%	08/15/2022		300,000	290,135
Becton Dickinson and Co.
5.000%	11/12/2040		300,000	341,335
3.734%	12/15/2024		500,000	524,343
Boston Scientific Corp.
7.375%	01/15/2040		200,000	271,860
6.000%	01/15/2020		200,000	230,445
CareFusion Corp.
6.375%	08/01/2019		250,000	292,564
Covidien International Finance SA (Luxembourg)
6.000%	10/15/2017		250,000	278,969
Medtronic, Inc.
4.625%	03/15/2045	^	500,000	568,184
4.450%	03/15/2020		300,000	334,167
4.375%	03/15/2035	^	500,000	544,828
3.500%	03/15/2025	^	1,000,000	1,046,709
2.750%	04/01/2023		400,000	401,277
1.500%	03/15/2018	^	250,000	251,194
Stryker Corp.
4.375%	05/15/2044		300,000	316,243
4.100%	04/01/2043		200,000	205,568

				7,033,749

Health Care Providers & Services—0.4%
Aetna, Inc.
6.625%	06/15/2036		250,000	338,653
4.125%	11/15/2042		200,000	211,516
1.500%	11/15/2017		200,000	201,094
AmerisourceBergen Corp.
3.400%	05/15/2024		200,000	205,646
Anthem, Inc.
4.650%	01/15/2043		200,000	217,661
3.300%	01/15/2023		300,000	305,268
Cardinal Health, Inc.
4.600%	03/15/2043		200,000	215,030
3.200%	03/15/2023		300,000	306,463
1.700%	03/15/2018		300,000	300,705
Cigna Corp.
5.125%	06/15/2020		300,000	343,346
Dignity Health
3.812%	11/01/2024		400,000	420,414
Express Scripts Holding Co.
6.125%	11/15/2041		200,000	254,017
4.750%	11/15/2021		200,000	225,344
Humana, Inc.
3.850%	10/01/2024		400,000	418,890
McKesson Corp.
4.883%	03/15/2044		400,000	460,909
4.750%	03/01/2021		200,000	223,500

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
2.850%	03/15/2023	$300,000	$300,544
Quest Diagnostics, Inc.
4.700%	04/01/2021	300,000	331,270
UnitedHealth Group, Inc.
6.625%	11/15/2037	300,000	429,330
6.000%	02/15/2018	500,000	566,190
5.950%	02/15/2041	200,000	270,261
1.625%	03/15/2019	400,000	401,127

			6,947,178

Hotels, Restaurants & Leisure—0.2%
Carnival Corp. (Panama)
3.950%	10/15/2020	400,000	425,704
Marriott International, Inc., Series N
3.125%	10/15/2021	400,000	412,292
McDonald’s Corp. MTN
5.350%	03/01/2018	500,000	558,122
Starbucks Corp.
2.000%	12/05/2018	400,000	408,593
Starwood Hotels & Resorts Worldwide, Inc.
4.500%	10/01/2034	400,000	417,550
Wyndham Worldwide Corp.
3.900%	03/01/2023	300,000	306,293
Yum! Brands, Inc.
6.875%	11/15/2037	52,000	68,663
5.350%	11/01/2043	250,000	277,970

			2,875,187

Household Durables—0.0%
Whirlpool Corp. MTN
4.850%	06/15/2021	200,000	223,338

Household Products—0.1%
Clorox Co. (The)
3.800%	11/15/2021	400,000	432,487
Kimberly-Clark Corp.
6.125%	08/01/2017	500,000	558,625
Procter & Gamble Co. (The)
5.800%	08/15/2034	250,000	339,599
5.550%	03/05/2037	250,000	332,178
4.700%	02/15/2019	500,000	559,776

			2,222,665

Independent Power and Renewable Electricity Producers—0.0%
Empresa Nacional de Electricidad SA (Chile)
4.250%	04/15/2024	500,000	520,043

Industrial Conglomerates—0.2%
3M Co. MTN
5.700%	03/15/2037	100,000	133,435
2.000%	06/26/2022	300,000	296,917
General Electric Co.
5.250%	12/06/2017	500,000	552,150
4.125%	10/09/2042	300,000	317,960
3.375%	03/11/2024	1,000,000	1,059,823
2.700%	10/09/2022	300,000	305,648
Ingersoll-Rand Global Holding Co. Ltd.
2.875%	01/15/2019	120,000	123,198
Ingersoll-Rand Luxembourg Finance SA (Luxembourg)
4.650%	11/01/2044	100,000	106,579
Koninklijke Philips NV (Netherlands)
3.750%	03/15/2022	500,000	523,840

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Roper Industries, Inc.
1.850%	11/15/2017		$200,000	$201,511

				3,621,061

Insurance—1.0%
ACE INA Holdings, Inc.
3.150%	03/15/2025		300,000	307,107
AEGON Funding Co. LLC
5.750%	12/15/2020		290,000	336,239
Aflac, Inc.
3.625%	06/15/2023		400,000	421,171
2.400%	03/16/2020		300,000	303,684
Allstate Corp. (The)
3.150%	06/15/2023		1,000,000	1,034,769
American International Group, Inc.
8.175%	05/15/2058	#	300,000	426,915
6.400%	12/15/2020		156,000	189,196
6.250%	05/01/2036		400,000	523,012
2.300%	07/16/2019		650,000	660,310
American International Group, Inc. MTN
5.850%	01/16/2018		500,000	558,932
Aon plc (United Kingdom)
4.450%	05/24/2043		400,000	417,122
3.500%	06/14/2024		400,000	412,273
Arch Capital Group US, Inc.
5.144%	11/01/2043		150,000	166,389
AXA SA (France)
8.600%	12/15/2030		250,000	349,375
Berkshire Hathaway Finance Corp.
4.300%	05/15/2043		300,000	328,321
4.250%	01/15/2021		300,000	336,633
2.000%	08/15/2018		500,000	512,978
1.600%	05/15/2017		400,000	406,220
Chubb Corp. (The)
6.375%	03/29/2067	#	200,000	213,000
CNA Financial Corp.
5.750%	08/15/2021		300,000	346,670
Fidelity National Financial, Inc.
6.600%	05/15/2017		300,000	327,943
First American Financial Corp.
4.600%	11/15/2024		500,000	523,546
Hartford Financial Services Group, Inc. (The)
6.100%	10/01/2041		150,000	196,637
4.000%	10/15/2017		300,000	319,650
Hartford Financial Services Group, Inc. (The) MTN
6.000%	01/15/2019		500,000	568,865
Lincoln National Corp.
6.150%	04/07/2036		250,000	309,834
Markel Corp.
5.000%	03/30/2043		300,000	331,726
MetLife, Inc.
7.717%	02/15/2019		500,000	606,810
6.750%	06/01/2016		600,000	640,549
5.700%	06/15/2035		250,000	318,037
4.875%	11/13/2043		300,000	347,103
3.600%	04/10/2024		500,000	529,036
PartnerRe Finance B LLC
5.500%	06/01/2020		90,000	102,680
Progressive Corp. (The)
6.625%	03/01/2029		150,000	204,701
Prudential Financial, Inc. MTN
6.625%	06/21/2040		100,000	135,783
5.800%	11/16/2041		200,000	242,983

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
5.700%	12/14/2036	$250,000	$298,699
5.375%	06/21/2020	300,000	345,078
3.500%	05/15/2024	400,000	410,228
Travelers Cos., Inc. (The)
6.750%	06/20/2036	500,000	720,051
Trinity Acquisition plc (United Kingdom)
4.625%	08/15/2023	500,000	529,494
Unum Group
4.000%	03/15/2024	350,000	370,802
Validus Holdings Ltd. (Bermuda)
8.875%	01/26/2040	200,000	284,514
XLIT Ltd. (Cayman Islands)
2.300%	12/15/2018	400,000	406,672

			17,321,737

Internet & Catalog Retail—0.1%
Amazon.com, Inc.
3.800%	12/05/2024	500,000	526,537
1.200%	11/29/2017	200,000	200,163
Expedia, Inc.
7.456%	08/15/2018	250,000	289,497
QVC, Inc.
5.450%	08/15/2034	350,000	348,180
3.125%	04/01/2019	120,000	120,938

			1,485,315

Internet Software & Services—0.1%
Baidu, Inc. (Cayman Islands)
2.750%	06/09/2019	400,000	404,935
eBay, Inc.
4.000%	07/15/2042	100,000	87,029
2.600%	07/15/2022	100,000	95,727
1.350%	07/15/2017	100,000	99,936
Google, Inc.
3.625%	05/19/2021	300,000	327,012
2.125%	05/19/2016	300,000	305,879

			1,320,518

IT Services—0.3%
Computer Sciences Corp.
4.450%	09/15/2022	200,000	208,628
Fidelity National Information Services, Inc.
2.000%	04/15/2018	200,000	201,121
1.450%	06/05/2017	750,000	749,780
Fiserv, Inc.
3.500%	10/01/2022	200,000	206,410
International Business Machines Corp.
7.000%	10/30/2025	300,000	404,916
5.700%	09/14/2017	500,000	555,725
3.625%	02/12/2024	250,000	265,775
1.625%	05/15/2020	400,000	395,114
MasterCard, Inc.
2.000%	04/01/2019	200,000	204,279
Western Union Co. (The)
5.253%	04/01/2020	502,000	558,444
Xerox Corp.
6.350%	05/15/2018	500,000	565,077
4.500%	05/15/2021	200,000	217,319

			4,532,588

Leisure Products—0.0%
Hasbro, Inc.
5.100%	05/15/2044	200,000	213,709

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Mattel, Inc.
2.350%	05/06/2019	$300,000	$299,512

			513,221

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.
5.000%	07/15/2020	100,000	109,175
Thermo Fisher Scientific, Inc.
4.150%	02/01/2024	500,000	540,857
2.400%	02/01/2019	750,000	761,225

			1,411,257

Machinery—0.2%
Caterpillar, Inc.
4.750%	05/15/2064	500,000	550,817
3.803%	08/15/2042	385,000	392,218
3.400%	05/15/2024	500,000	524,827
Deere & Co.
4.375%	10/16/2019	500,000	555,979
Dover Corp.
5.375%	03/01/2041	300,000	370,978
Illinois Tool Works, Inc.
3.500%	03/01/2024	350,000	371,640
Parker-Hannifin Corp. MTN
3.500%	09/15/2022	100,000	107,531
Stanley Black & Decker, Inc.
3.400%	12/01/2021	290,000	306,910

			3,180,900

Media—1.2%
21st Century Fox America, Inc.
8.000%	10/17/2016	150,000	165,825
7.750%	12/01/2045	200,000	302,814
6.200%	12/15/2034	1,000,000	1,281,263
6.150%	02/15/2041	300,000	389,267
5.650%	08/15/2020	500,000	581,049
CBS Corp.
7.875%	07/30/2030	250,000	347,618
5.750%	04/15/2020	200,000	230,111
4.850%	07/01/2042	250,000	264,584
1.950%	07/01/2017	300,000	303,458
Comcast Corp.
7.050%	03/15/2033	1,000,000	1,422,657
6.500%	01/15/2017	250,000	274,294
6.450%	03/15/2037	500,000	679,294
6.300%	11/15/2017	700,000	790,929
5.650%	06/15/2035	200,000	249,123
4.500%	01/15/2043	200,000	220,474
2.850%	01/15/2023	500,000	509,295
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
6.375%	03/01/2041	500,000	590,785
5.200%	03/15/2020	200,000	225,978
3.800%	03/15/2022	300,000	311,420
Discovery Communications LLC
5.625%	08/15/2019	400,000	454,146
Grupo Televisa SAB (Mexico)
5.000%	05/13/2045	200,000	209,170
Historic TW, Inc.
9.150%	02/01/2023	300,000	414,945
Interpublic Group of Cos., Inc. (The)
4.200%	04/15/2024	250,000	265,345
NBCUniversal Media LLC
6.400%	04/30/2040	200,000	274,217
5.950%	04/01/2041	250,000	328,165
4.375%	04/01/2021	250,000	278,903

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018	$300,000	$343,618
3.950%	09/30/2021	200,000	213,788
Time Warner Cable, Inc.
8.750%	02/14/2019	1,000,000	1,235,494
6.750%	06/15/2039	200,000	257,200
5.850%	05/01/2017	400,000	435,285
4.500%	09/15/2042	300,000	308,950
Time Warner Entertainment Co. LP
8.375%	03/15/2023	250,000	336,453
8.375%	07/15/2033	250,000	367,642
Time Warner, Inc.
7.700%	05/01/2032	400,000	570,373
5.875%	11/15/2016	700,000	754,001
5.375%	10/15/2041	250,000	293,892
4.050%	12/15/2023	750,000	804,238
Viacom, Inc.
6.875%	04/30/2036	300,000	372,135
4.500%	03/01/2021	200,000	217,012
4.375%	03/15/2043	200,000	187,186
2.750%	12/15/2019	225,000	228,791
2.500%	12/15/2016	300,000	306,858
Walt Disney Co. (The) MTN
4.125%	06/01/2044	500,000	554,520
3.750%	06/01/2021	200,000	217,860
3.700%	12/01/2042	200,000	204,066
2.350%	12/01/2022	200,000	200,147
1.100%	12/01/2017	250,000	250,299
Walt Disney Co. (The), Series B MTN
7.000%	03/01/2032	210,000	307,497
WPP Finance 2010 (United Kingdom)
3.750%	09/19/2024	300,000	313,758

			20,646,192

Metals & Mining—0.5%
Barrick PD Australia Finance Pty Ltd. (Australia)
5.950%	10/15/2039	400,000	401,878
BHP Billiton Finance USA Ltd. (Australia)
6.500%	04/01/2019	500,000	589,195
5.000%	09/30/2043	350,000	402,430
4.125%	02/24/2042	400,000	410,621
1.625%	02/24/2017	400,000	405,672
Freeport-McMoRan, Inc.
3.875%	03/15/2023	800,000	741,870
3.550%	03/01/2022	400,000	370,585
2.300%	11/14/2017	500,000	498,718
Goldcorp, Inc. (Canada)
3.625%	06/09/2021	400,000	407,284
Newmont Mining Corp.
6.250%	10/01/2039	200,000	204,214
3.500%	03/15/2022	400,000	388,820
Rio Tinto Alcan, Inc. (Canada)
6.125%	12/15/2033	150,000	182,654
Rio Tinto Finance USA Ltd. (Australia)
3.500%	11/02/2020	226,000	238,628
Rio Tinto Finance USA plc (United Kingdom)
4.750%	03/22/2042	300,000	323,259
3.500%	03/22/2022	500,000	517,371
2.250%	12/14/2018	400,000	406,974
2.000%	03/22/2017	500,000	507,608
Southern Copper Corp.
7.500%	07/27/2035	250,000	287,635

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Teck Resources Ltd. (Canada)
5.200%	03/01/2042		$300,000	$267,648
3.000%	03/01/2019	†	300,000	298,662
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036		400,000	388,880
6.250%	01/23/2017		500,000	530,302
4.625%	09/15/2020	†	500,000	502,095

				9,273,003

Multiline Retail—0.2%
Dollar General Corp.
1.875%	04/15/2018		500,000	494,996
Kohl’s Corp.
4.000%	11/01/2021	†	300,000	318,924
Macy’s Retail Holdings, Inc.
6.900%	04/01/2029		100,000	130,152
6.650%	07/15/2024		100,000	125,714
5.900%	12/01/2016		500,000	539,572
4.300%	02/15/2043		200,000	203,771
Nordstrom, Inc.
4.000%	10/15/2021		100,000	108,741
Target Corp.
6.350%	11/01/2032		500,000	665,913
6.000%	01/15/2018		500,000	565,318
4.000%	07/01/2042		200,000	212,784

				3,365,885

Multi-Utilities—0.3%
Ameren Illinois Co.
2.700%	09/01/2022		400,000	406,341
Berkshire Hathaway Energy Co.
6.125%	04/01/2036		200,000	261,551
Consolidated Edison Co. of New York, Inc., Series 06-C
5.500%	09/15/2016		500,000	533,428
Consolidated Edison Co. of New York, Inc., Series 09-C
5.500%	12/01/2039		300,000	383,206
Consumers Energy Co.
3.125%	08/31/2024		500,000	517,352
Dominion Resources, Inc.
2.500%	12/01/2019		400,000	406,948
Dominion Resources, Inc., Series C
4.900%	08/01/2041		300,000	338,492
NiSource Finance Corp.
5.450%	09/15/2020		500,000	576,260
5.250%	02/15/2043		300,000	358,448
Puget Sound Energy, Inc.
4.434%	11/15/2041		300,000	339,917
Sempra Energy
6.150%	06/15/2018		250,000	285,194

				4,407,137

Oil, Gas & Consumable Fuels—2.4%
Alberta Energy Co. Ltd. (Canada)
7.375%	11/01/2031		400,000	482,641
Anadarko Petroleum Corp.
8.700%	03/15/2019		500,000	611,763
Apache Corp.
5.250%	02/01/2042		500,000	549,890
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029		150,000	213,392
Boardwalk Pipelines LP
3.375%	02/01/2023		200,000	185,244
BP Capital Markets plc (United Kingdom)
4.500%	10/01/2020		300,000	333,180

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
3.814%	02/10/2024		$350,000	$363,712
3.245%	05/06/2022		200,000	206,274
2.750%	05/10/2023		500,000	488,277
2.237%	05/10/2019		500,000	505,681
1.846%	05/05/2017		200,000	202,511
Buckeye Partners LP
2.650%	11/15/2018		250,000	250,122
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035		500,000	549,467
3.450%	11/15/2021		200,000	203,300
Cenovus Energy, Inc. (Canada)
5.700%	10/15/2019		200,000	223,166
CenterPoint Energy Resources Corp.
4.500%	01/15/2021		434,000	485,092
Chevron Corp.
3.191%	06/24/2023		400,000	417,079
2.355%	12/05/2022		400,000	395,855
1.345%	11/15/2017		500,000	504,270
0.889%	06/24/2016		300,000	301,404
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
4.250%	05/09/2043		200,000	202,185
3.000%	05/09/2023		200,000	195,707
1.750%	05/09/2018		200,000	199,288
ConocoPhillips Canada Funding Co. I (Canada)
5.950%	10/15/2036		500,000	634,484
5.625%	10/15/2016		500,000	536,461
ConocoPhillips Co.
4.300%	11/15/2044		500,000	532,043
ConocoPhillips Holding Co.
6.950%	04/15/2029		500,000	684,904
Continental Resources, Inc.
4.500%	04/15/2023		400,000	388,857
3.800%	06/01/2024	†	300,000	277,046
Devon Energy Corp.
7.950%	04/15/2032		350,000	482,612
5.600%	07/15/2041		100,000	116,871
Dominion Gas Holdings LLC
3.600%	12/15/2024		500,000	525,299
3.550%	11/01/2023		250,000	261,200
Ecopetrol SA (Colombia)
4.250%	09/18/2018		500,000	525,000
4.125%	01/16/2025		400,000	383,952
Enable Midstream Partners LP
5.000%	05/15/2044	^	350,000	320,539
Enbridge Energy Partners LP
9.875%	03/01/2019		300,000	378,107
Encana Corp. (Canada)
5.150%	11/15/2041		300,000	308,206
3.900%	11/15/2021		300,000	314,404
Energy Transfer Partners LP
6.500%	02/01/2042		400,000	465,564
5.200%	02/01/2022		300,000	327,323
5.150%	03/15/2045		300,000	303,024
Enterprise Products Operating LLC
5.950%	02/01/2041		200,000	243,537
5.100%	02/15/2045		250,000	281,204
4.450%	02/15/2043		200,000	203,870
3.350%	03/15/2023		300,000	303,782
2.550%	10/15/2019		400,000	405,781
Enterprise Products Operating LLC, Series D
6.875%	03/01/2033		150,000	197,468
EOG Resources, Inc.
4.100%	02/01/2021		300,000	324,245

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Exxon Mobil Corp.
3.567%	03/06/2045		$300,000	$311,922
3.176%	03/15/2024		400,000	421,837
2.709%	03/06/2025		300,000	303,443
Hess Corp.
7.300%	08/15/2031		250,000	305,361
1.300%	06/15/2017		400,000	396,792
Kerr-McGee Corp.
7.875%	09/15/2031		750,000	1,024,430
Kinder Morgan Energy Partners LP
6.550%	09/15/2040		300,000	337,805
6.500%	02/01/2037		300,000	340,998
5.950%	02/15/2018		300,000	331,882
5.000%	03/01/2043		200,000	196,058
4.700%	11/01/2042		200,000	189,257
4.150%	03/01/2022		500,000	515,605
3.500%	09/01/2023		400,000	392,861
Magellan Midstream Partners LP
4.200%	12/01/2042		200,000	194,773
Marathon Oil Corp.
5.900%	03/15/2018		455,000	504,220
Marathon Petroleum Corp.
5.000%	09/15/2054		400,000	403,195
Nexen Energy ULC (Canada)
6.400%	05/15/2037		500,000	635,165
Noble Energy, Inc.
5.250%	11/15/2043		300,000	314,701
Occidental Petroleum Corp.
2.700%	02/15/2023		300,000	298,432
1.750%	02/15/2017		750,000	759,460
ONEOK Partners LP
6.150%	10/01/2016		160,000	171,015
4.900%	03/15/2025		200,000	202,761
3.375%	10/01/2022		300,000	285,090
Petrobras Global Finance BV (Netherlands)
8.375%	12/10/2018		250,000	258,750
7.250%	03/17/2044	†	250,000	235,995
6.750%	01/27/2041		300,000	267,108
6.125%	10/06/2016	†	500,000	499,870
5.750%	01/20/2020		500,000	465,040
5.375%	01/27/2021		600,000	547,290
4.375%	05/20/2023	†	400,000	343,040
3.250%	03/17/2017		350,000	323,750
Petro-Canada (Canada)
5.950%	05/15/2035		100,000	120,040
Phillips 66
4.300%	04/01/2022		400,000	436,790
Pioneer Natural Resources Co.
3.950%	07/15/2022		200,000	206,011
Plains All American Pipeline LP/PAA Finance Corp.
4.300%	01/31/2043		200,000	191,433
2.850%	01/31/2023		400,000	390,532
Southwestern Energy Co.
3.300%	01/23/2018		250,000	254,965
Statoil ASA (Norway)
5.100%	08/17/2040		300,000	361,827
3.150%	01/23/2022		500,000	522,444
2.650%	01/15/2024		300,000	295,245
1.250%	11/09/2017		500,000	501,119
1.150%	05/15/2018		300,000	298,644
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032		500,000	657,680

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Sunoco Logistics Partners Operations LP
4.950%	01/15/2043		$200,000	$196,918
3.450%	01/15/2023		200,000	197,116
Talisman Energy, Inc. (Canada)
6.250%	02/01/2038		300,000	325,392
Tennessee Gas Pipeline Co. LLC
7.000%	10/15/2028		350,000	431,717
Texas Eastern Transmission LP
7.000%	07/15/2032		150,000	197,843
Total Capital International SA (France)
3.700%	01/15/2024		250,000	265,604
2.875%	02/17/2022		400,000	410,311
2.100%	06/19/2019		300,000	304,537
Total Capital SA (France)
4.450%	06/24/2020		300,000	335,530
TransCanada PipeLines Ltd. (Canada)
6.350%	05/15/2067	#	1,000,000	972,500
5.850%	03/15/2036		500,000	602,125
3.750%	10/16/2023		400,000	420,229
Valero Energy Corp.
6.625%	06/15/2037		500,000	619,109
6.125%	06/15/2017		250,000	275,271
Western Gas Partners LP
2.600%	08/15/2018		250,000	253,914
Williams Cos., Inc. (The)
7.875%	09/01/2021		230,000	267,338
Williams Partners LP
6.300%	04/15/2040		100,000	110,390
5.250%	03/15/2020		100,000	110,213
4.500%	11/15/2023		350,000	363,551

				40,469,527

Paper & Forest Products—0.1%
International Paper Co.
7.500%	08/15/2021		500,000	629,028
7.300%	11/15/2039		1,000,000	1,338,561

				1,967,589

Pharmaceuticals—0.8%
AbbVie, Inc.
4.400%	11/06/2042		300,000	310,069
2.900%	11/06/2022		300,000	298,091
2.000%	11/06/2018		300,000	300,072
1.750%	11/06/2017		300,000	301,253
Actavis Funding SCS (Luxembourg)
4.550%	03/15/2035		300,000	313,712
2.350%	03/12/2018		300,000	304,272
1.300%	06/15/2017		300,000	297,594
Actavis, Inc.
6.125%	08/15/2019		500,000	571,790
AstraZeneca plc (United Kingdom)
5.900%	09/15/2017		250,000	278,354
4.000%	09/18/2042		300,000	312,082
Bristol-Myers Squibb Co.
5.875%	11/15/2036		155,000	203,106
3.250%	08/01/2042		200,000	187,774
Eli Lilly & Co.
6.770%	01/01/2036		250,000	355,043
GlaxoSmithKline Capital plc (United Kingdom)
2.850%	05/08/2022		300,000	305,131
GlaxoSmithKline Capital, Inc.
2.800%	03/18/2023		1,200,000	1,209,449

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Johnson & Johnson
4.950%	05/15/2033		$200,000	$245,842
4.850%	05/15/2041		200,000	247,201
3.550%	05/15/2021		200,000	219,080
2.150%	05/15/2016		200,000	203,857
Merck & Co., Inc.
6.550%	09/15/2037		200,000	282,798
6.500%	12/01/2033		250,000	346,046
3.600%	09/15/2042		200,000	199,535
2.400%	09/15/2022		200,000	199,874
1.100%	01/31/2018		200,000	199,757
Merck Sharp & Dohme Corp.
5.000%	06/30/2019		500,000	567,347
Mylan, Inc.
5.400%	11/29/2043		250,000	289,741
1.350%	11/29/2016		250,000	249,781
Novartis Capital Corp.
4.400%	05/06/2044		230,000	266,038
Novartis Securities Investment Ltd. (Bermuda)
5.125%	02/10/2019		500,000	564,778
Perrigo Co. plc (Ireland)
2.300%	11/08/2018		300,000	303,034
Pfizer, Inc.
4.400%	05/15/2044		350,000	385,902
3.400%	05/15/2024	†	350,000	367,803
3.000%	06/15/2023		1,000,000	1,025,284
Pharmacia Corp.
6.500%	12/01/2018		350,000	409,442
Teva Pharmaceutical Finance Co. LLC
6.150%	02/01/2036		13,000	16,572
Teva Pharmaceutical Finance IV LLC
2.250%	03/18/2020		200,000	201,433
Wyeth LLC
6.500%	02/01/2034		250,000	340,829
Zoetis, Inc.
4.700%	02/01/2043		200,000	209,363
3.250%	02/01/2023		300,000	299,494

				13,188,623

Real Estate Investment Trusts (REITs)—0.8%
Alexandria Real Estate Equities, Inc.
2.750%	01/15/2020		500,000	502,166
American Tower Corp.
4.500%	01/15/2018		500,000	537,091
3.500%	01/31/2023		400,000	397,168
AvalonBay Communities, Inc.
3.625%	10/01/2020		300,000	318,113
AvalonBay Communities, Inc. MTN
2.850%	03/15/2023		300,000	296,123
Boston Properties LP
4.125%	05/15/2021		300,000	326,468
3.125%	09/01/2023		450,000	454,231
Brandywine Operating Partnership LP
3.950%	02/15/2023		300,000	305,248
CBL & Associates LP
4.600%	10/15/2024		400,000	407,448
CubeSmart LP
4.375%	12/15/2023		300,000	323,379
DDR Corp.
4.625%	07/15/2022		200,000	215,528
Duke Realty LP
3.875%	10/15/2022		200,000	209,311

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
ERP Operating LP
5.375%	08/01/2016	$500,000	$528,873
3.000%	04/15/2023	200,000	200,774
Federal Realty Investment Trust
2.750%	06/01/2023	200,000	197,914
HCP, Inc.
4.250%	11/15/2023	400,000	421,158
HCP, Inc. MTN
6.700%	01/30/2018	250,000	282,760
Health Care REIT, Inc.
6.125%	04/15/2020	300,000	348,185
4.500%	01/15/2024	200,000	215,116
Highwoods Realty LP
3.200%	06/15/2021	400,000	408,090
Hospitality Properties Trust
5.000%	08/15/2022	300,000	319,784
Host Hotels & Resorts LP
6.000%	10/01/2021	300,000	347,713
Kimco Realty Corp.
3.125%	06/01/2023	200,000	199,221
Lexington Realty Trust
4.400%	06/15/2024	400,000	416,991
Liberty Property LP
3.375%	06/15/2023	300,000	299,368
National Retail Properties, Inc.
3.900%	06/15/2024	400,000	415,800
Omega Healthcare Investors, Inc.
4.950%	04/01/2024	350,000	370,510
Realty Income Corp.
5.875%	03/15/2035	200,000	233,964
2.000%	01/31/2018	100,000	101,002
Regency Centers LP
3.750%	06/15/2024	200,000	206,539
Simon Property Group LP
4.750%	03/15/2042	400,000	451,258
4.375%	03/01/2021	400,000	443,314
2.800%	01/30/2017	500,000	514,586
2.200%	02/01/2019	400,000	406,471
Ventas Realty LP
1.250%	04/17/2017	500,000	499,160
Ventas Realty LP/Ventas Capital Corp.
4.250%	03/01/2022	400,000	429,465
Vornado Realty LP
2.500%	06/30/2019	500,000	504,509
Weingarten Realty Investors
3.375%	10/15/2022	170,000	169,972
Weyerhaeuser Co.
7.375%	03/15/2032	300,000	404,130
WP Carey, Inc.
4.600%	04/01/2024	350,000	362,644

			13,991,545

Real Estate Management & Development—0.0%
Brookfield Asset Management, Inc. (Canada)
4.000%	01/15/2025	300,000	301,788
Tanger Properties LP
3.750%	12/01/2024	500,000	513,807

			815,595

Road & Rail—0.4%
Burlington Northern Santa Fe LLC
7.950%	08/15/2030	300,000	444,086
5.650%	05/01/2017	500,000	547,184

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
5.150%	09/01/2043		$350,000	$409,873
3.450%	09/15/2021		200,000	212,649
3.000%	04/01/2025		300,000	303,183
Canadian National Railway Co. (Canada)
2.950%	11/21/2024		100,000	102,860
2.250%	11/15/2022		300,000	295,768
Canadian Pacific Railway Co. (Canada)
7.250%	05/15/2019		300,000	360,525
CSX Corp.
7.375%	02/01/2019		300,000	360,653
6.000%	10/01/2036		334,000	430,934
4.500%	08/01/2054		500,000	542,433
Norfolk Southern Corp.
5.900%	06/15/2019		300,000	346,694
4.800%	08/15/2043		350,000	404,960
3.850%	01/15/2024		200,000	216,234
3.250%	12/01/2021		200,000	208,682
Ryder System, Inc. MTN
2.350%	02/26/2019		400,000	403,041
Union Pacific Corp.
4.821%	02/01/2044		557,000	663,413
3.750%	03/15/2024		500,000	546,753

				6,799,925

Semiconductors & Semiconductor Equipment—0.2%
Intel Corp.
4.800%	10/01/2041		300,000	339,334
4.250%	12/15/2042		200,000	209,232
3.300%	10/01/2021		300,000	319,822
1.350%	12/15/2017		400,000	402,282
KLA-Tencor Corp.
3.375%	11/01/2019		350,000	363,819
Texas Instruments, Inc.
1.650%	08/03/2019		275,000	273,959
0.875%	03/12/2017		750,000	752,180
Xilinx, Inc.
2.125%	03/15/2019		150,000	151,442

				2,812,070

Software—0.3%
Microsoft Corp.
4.500%	10/01/2040		300,000	337,074
3.750%	02/12/2045		300,000	301,945
3.625%	12/15/2023		750,000	818,375
2.700%	02/12/2025		300,000	301,537
1.850%	02/12/2020		300,000	303,059
Oracle Corp.
5.750%	04/15/2018		500,000	565,330
5.375%	07/15/2040		500,000	615,678
4.500%	07/08/2044		350,000	391,079
2.800%	07/08/2021		350,000	362,836
2.500%	10/15/2022		400,000	400,703
2.250%	10/08/2019		1,000,000	1,020,404

				5,418,020

Specialty Retail—0.2%
AutoNation, Inc.
6.750%	04/15/2018		200,000	224,900
Bed Bath & Beyond, Inc.
3.749%	08/01/2024	†	500,000	520,289
Gap, Inc. (The)
5.950%	04/12/2021		200,000	229,766
Home Depot, Inc. (The)
5.875%	12/16/2036		550,000	729,957

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
2.000%	06/15/2019		$400,000	$407,268
Lowe’s Cos., Inc.
5.800%	04/15/2040		300,000	390,651
5.400%	10/15/2016		400,000	427,816
4.250%	09/15/2044		400,000	434,879
Staples, Inc.
4.375%	01/12/2023	†	170,000	169,445
TJX Cos., Inc. (The)
2.750%	06/15/2021		300,000	307,093

				3,842,064

Technology Hardware, Storage & Peripherals—0.3%
Apple, Inc.
3.850%	05/04/2043		300,000	305,524
3.450%	05/06/2024		400,000	425,038
2.850%	05/06/2021		500,000	521,400
2.400%	05/03/2023		300,000	296,641
1.050%	05/05/2017		500,000	502,634
1.000%	05/03/2018		200,000	198,923
0.450%	05/03/2016		200,000	200,098
EMC Corp.
1.875%	06/01/2018		500,000	506,077
Hewlett-Packard Co.
6.000%	09/15/2041		200,000	223,360
4.650%	12/09/2021		300,000	328,462
3.750%	12/01/2020		500,000	526,085
3.300%	12/09/2016		300,000	310,341
Seagate HDD Cayman (Cayman Islands)
4.750%	06/01/2023		400,000	421,125

				4,765,708

Textiles, Apparel & Luxury Goods—0.0%
NIKE, Inc.
3.625%	05/01/2043		300,000	302,698
2.250%	05/01/2023		300,000	298,368

				601,066

Thrifts & Mortgage Finance—0.1%
Abbey National Treasury Services plc (United Kingdom)
3.050%	08/23/2018		350,000	364,882
2.350%	09/10/2019		400,000	406,740
BPCE SA (France)
4.000%	04/15/2024		750,000	802,554
Santander Bank NA
2.000%	01/12/2018		300,000	301,479

				1,875,655

Tobacco—0.3%
Altria Group, Inc.
9.950%	11/10/2038		97,000	168,859
9.250%	08/06/2019		524,000	672,959
4.250%	08/09/2042		450,000	456,310
4.000%	01/31/2024		500,000	537,494
Lorillard Tobacco Co.
6.875%	05/01/2020		300,000	357,956
Philip Morris International, Inc.
5.650%	05/16/2018		500,000	565,300
4.375%	11/15/2041		200,000	212,432
2.900%	11/15/2021		200,000	205,878
1.625%	03/20/2017		500,000	507,361
1.125%	08/21/2017		300,000	300,427

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Reynolds American, Inc.
6.150%	09/15/2043		$300,000	$372,054

				4,357,030

Trading Companies & Distributors—0.0%
Air Lease Corp.
3.750%	02/01/2022		140,000	142,479
3.375%	01/15/2019	†	200,000	205,000
GATX Corp.
4.750%	06/15/2022		300,000	332,324

				679,803

Wireless Telecommunication Services—0.2%
America Movil SAB de CV (Mexico)
6.125%	03/30/2040		300,000	374,943
5.000%	03/30/2020		400,000	455,288
3.125%	07/16/2022		500,000	509,800
Rogers Communications, Inc. (Canada)
6.800%	08/15/2018		200,000	232,201
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	511,158
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030		250,000	343,197
6.150%	02/27/2037		200,000	243,473
5.625%	02/27/2017		500,000	540,231
1.500%	02/19/2018		300,000	300,009

				3,510,300

TOTAL CORPORATE OBLIGATIONS (Cost $396,735,883)				415,671,441

MORTGAGE-BACKED SECURITIES—30.5%
Commercial Mortgage-Backed Securities—1.7%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4
5.889%	07/10/2044	#	464,274	484,469
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2
5.597%	04/10/2049	#	76,854	76,956
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4
5.492%	02/10/2051		2,000,000	2,130,990
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.178%	09/10/2047	#	655,209	662,956
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A
5.142%	10/12/2042	#	862,830	870,537
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4
5.537%	10/12/2041		937,284	983,848
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A2
2.962%	11/10/2046		1,000,000	1,044,559
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A1
1.199%	03/10/2047		423,784	423,707
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4
3.622%	07/10/2047		650,000	698,480
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4
5.322%	12/11/2049		1,000,000	1,053,599
COMM Mortgage Trust, Series 2013-CR11, Class B
5.164%	10/10/2046	#	500,000	576,282
COMM Mortgage Trust, Series 2013-LC13, Class A4
3.916%	08/10/2046		1,000,000	1,098,833
COMM Mortgage Trust, Series 2014-CR15, Class A4
4.074%	02/10/2047	#	500,000	554,125
COMM Mortgage Trust, Series 2014-CR16, Class A4
4.051%	04/10/2047		500,000	552,392

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
COMM Mortgage Trust, Series 2014-UBS2, Class A1
1.298%	03/10/2047			$866,902	$867,959
COMM Mortgage Trust, Series 2015-LC19, Class A4
3.183%	02/10/2048			1,000,000	1,036,352
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4
5.736%	12/10/2049			1,000,000	1,079,001
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.444%	03/10/2039			1,000,000	1,056,129
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4
5.553%	04/10/2038		#	800,000	813,351
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4
5.560%	11/10/2039			1,153,944	1,211,687
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A4
3.377%	05/10/2045			1,000,000	1,062,395
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4
5.794%	02/12/2051		#	499,287	539,585
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3
5.420%	01/15/2049			468,517	497,180
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4
5.882%	02/15/2051		#	1,000,000	1,073,439
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3
3.507%	05/15/2045			500,000	536,002
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5
3.775%	08/15/2047			1,000,000	1,083,127
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4
3.801%	09/15/2047			500,000	541,146
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4
5.868%	06/12/2046		#	479,994	498,007
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4
5.414%	07/12/2046		#	687,160	718,823
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.858%	11/15/2045			500,000	513,756
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2
3.085%	08/15/2046			700,000	733,546
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.102%	05/15/2046			800,000	832,150
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class A4
4.051%	04/15/2047			1,000,000	1,106,187
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4
3.091%	08/10/2049			550,000	572,904
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5
2.850%	12/10/2045			500,000	511,714
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM
5.795%	07/15/2045		#	1,000,000	1,051,923

					29,148,096

U.S. Government Agency Mortgage-Backed Securities— 28.8%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027 10/01/2029	-		150,879	181,906
7.000%	02/01/2016 09/01/2036	-		229,436	254,250

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
6.500%	03/01/2016 01/01/2039	-		$925,449	$1,068,512
6.212%	01/01/2037		#	74,760	79,928
6.000%	11/01/2016 10/01/2038	-		2,537,790	2,897,029
5.700%	02/01/2037		#	99,113	105,390
5.500%	02/01/2018 08/01/2039	-		5,231,773	5,879,076
5.000%	08/01/2017 07/01/2041	-		8,895,194	9,852,384
4.500%	08/01/2018 04/01/2044	-		13,742,839	14,991,990
4.000%	07/01/2018 12/01/2044	-		19,221,053	20,586,500
3.500%	10/01/2025 08/01/2044	-		22,470,562	23,648,425
3.416%	06/01/2041		#	71,832	76,614
3.000%	03/01/2027 01/01/2044	-		24,434,288	25,179,049
2.671%	01/01/2042		#	204,747	215,491
2.500%	08/01/2027 07/01/2043	-		6,581,863	6,756,293
2.443%	10/01/2043		#	672,651	692,864
2.143%	08/01/2043		#	745,611	762,603
2.000%	08/01/2029			1,263,084	1,264,301
Federal Home Loan Mortgage Corp. TBA
5.000% - 4.000%	04/15/2045			5,700,000	6,078,406
3.500%	04/15/2045 05/15/2045	-		6,400,000	6,704,651
3.000%	04/15/2030 05/15/2045	-		1,800,000	1,851,170
2.500%	04/15/2030			2,200,000	2,255,859
Federal National Mortgage Association
7.500%	06/01/2030 07/01/2031	-		16,315	17,719
7.000%	03/01/2030 04/01/2038	-		496,302	569,494
6.500%	02/01/2017 10/01/2039	-		914,418	1,076,181
6.000%	06/01/2016 11/01/2039	-		3,552,182	4,053,178
5.500%	01/01/2018 09/01/2041	-		10,419,956	11,736,490
5.000%	03/01/2018 08/01/2041	-		12,489,331	13,879,623
4.500%	03/01/2018 08/01/2044	-		21,058,094	23,003,019
4.000%	08/01/2018 02/01/2045	-		24,176,341	25,919,333
3.575%	08/01/2040		#	110,685	118,184
3.530%	05/01/2041		#	163,669	173,559
3.500%	09/01/2025 12/01/2044	-		28,950,845	30,537,491
3.491%	02/01/2041		#	100,310	105,684
3.230%	07/01/2040		#	262,994	279,476
3.119%	06/01/2040		#	89,823	96,267
3.000%	01/01/2026 11/01/2043	-		31,586,633	32,640,282
2.941%	05/01/2042		#	257,647	267,711
2.808%	01/01/2042		#	412,341	433,161
2.680%	12/01/2043		#	65,375	68,521
2.545%	01/01/2037		#	275,226	292,378

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
2.500%	08/01/2027 - 09/01/2043		$7,487,995	$7,660,015
2.450%	05/01/2035	#	153,173	163,450
2.445%	02/01/2037	#	62,758	67,232
2.220%	03/01/2037	#	1,473,911	1,573,286
2.190%	05/01/2035	#	271,998	290,072
2.000%	09/01/2029		953,232	955,401
Federal National Mortgage Association - ACES, Series 2012-M5, Class A2
2.715%	02/25/2022		1,000,000	1,038,587
Federal National Mortgage Association - ACES, Series 2013-M14
2.505%	04/25/2023	#	921,294	937,973
Federal National Mortgage Association - ACES, Series 2014-M3, Class AB2
3.462%	01/25/2024	#	640,000	690,627
Federal National Mortgage Association TBA
6.500%- 4.500%	04/25/2045		1,400,000	1,517,913
4.000%	04/25/2045		20,450,000	21,867,122
3.500%	04/25/2030 - 05/25/2045		19,600,000	20,598,168
3.000%	04/25/2030 - 05/25/2045		14,600,000	14,982,616
2.500%	04/25/2030 - 05/25/2030		6,400,000	6,573,085
2.000%	04/25/2030		900,000	901,090
FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2
4.186%	12/25/2020	#	900,000	1,006,222
FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2
3.871%	04/25/2021		1,500,000	1,655,200
FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2
2.873%	12/25/2021		575,000	602,236
FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A1
3.016%	02/25/2023		442,897	466,512
FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A2
3.310%	05/25/2023	#	865,000	929,645
FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2
3.060%	07/25/2023	#	800,000	843,936
FHLMC Multifamily Structured Pass Through Certificates, Series K714, Class A1
2.075%	12/25/2019		587,649	598,277
Government National Mortgage Association
7.500%	12/15/2029 - 05/15/2032		231,534	289,508
6.500%	03/15/2026 - 01/15/2039		694,981	809,667
6.000%	02/15/2033 - 12/15/2039		1,702,147	1,956,619
5.500%	01/15/2024 - 07/20/2040		3,394,443	3,857,345
5.000%	03/20/2033 - 05/20/2044		10,540,352	11,798,898
4.500%	04/20/2026 - 05/20/2044		17,953,529	19,686,551
4.000%	08/15/2024 - 12/20/2044		26,075,671	27,942,734
3.500%	12/15/2025 -
	12/20/2044		20,525,607	21,661,943

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
3.500%	12/20/2040 - 05/20/2041	#	$860,822	$901,538
3.000%	02/20/2041 - 07/20/2042	#	$1,114,983	1,162,933
3.000%	04/15/2027 - 12/20/2044		17,304,609	17,896,309
2.500%	12/20/2027 - 07/20/2043		1,419,841	1,443,225
2.500%	12/20/2040 - 11/20/2043	#	562,983	581,595
2.000%	10/20/2042 - 06/20/2043	#	473,558	486,892
Government National Mortgage Association TBA
5.000%- 3.500%	04/15/2045		14,500,000	15,182,200
3.000%	04/15/2045 - 05/15/2045		6,100,000	6,280,239
2.500%	04/15/2045		100,000	99,535

				494,606,838

TOTAL MORTGAGE-BACKED SECURITIES (Cost $509,631,609)				523,754,934

U.S. TREASURY OBLIGATIONS—35.0%
U.S. Treasury Bonds—5.6%
U.S. Treasury Bond
9.125%	05/15/2018		1,060,000	1,329,720
8.875%	02/15/2019		535,000	693,828
8.500%	02/15/2020		451,000	603,917
8.125%	05/15/2021		220,000	304,305
7.625%	11/15/2022		250,000	356,699
7.500%	11/15/2016		360,000	400,978
7.250%	05/15/2016 - 08/15/2022		4,377,000	5,252,508
7.125%	02/15/2023		1,790,000	2,503,902
6.750%	08/15/2026		190,000	281,898
6.625%	02/15/2027		715,000	1,061,272
6.500%	11/15/2026		920,000	1,347,728
6.375%	08/15/2027		370,000	544,218
6.250%	08/15/2023		915,000	1,234,106
6.125%	11/15/2027		1,552,000	2,247,732
5.500%	08/15/2028		1,030,000	1,432,666
5.375%	02/15/2031		1,100,000	1,563,375
4.750%	02/15/2037 - 02/15/2041		1,988,000	2,838,471
4.625%	02/15/2040		2,470,000	3,448,160
4.500%	02/15/2036 - 08/15/2039		4,149,000	5,658,653
4.375%	11/15/2039 - 05/15/2041		5,390,000	7,282,351
4.250%	05/15/2039 - 11/15/2040		2,903,000	3,853,853
3.875%	08/15/2040		720,000	906,468
3.750%	11/15/2043		3,940,000	4,922,538
3.625%	08/15/2043 - 02/15/2044		7,530,000	9,206,190
3.500%	02/15/2039		269,000	318,597
3.375%	05/15/2044		4,185,000	4,903,318
3.125%	11/15/2041 - 08/15/2044		12,500,000	13,982,442
3.000%	05/15/2042 - 11/15/2044		5,171,000	5,659,153
2.875%	05/15/2043		3,590,000	3,825,594

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
2.750%	08/15/2042 11/15/2042	-		$5,573,000	$5,796,346
2.500%	02/15/2045			2,735,000	2,710,215

					96,471,201

U.S. Treasury Notes—29.4%
U.S. Treasury Note
5.125%	05/15/2016			1,160,000	1,222,079
4.875%	08/15/2016			1,050,000	1,114,640
4.750%	08/15/2017			1,849,000	2,026,389
4.625%	11/15/2016 02/15/2017	-		3,220,000	3,453,097
4.500%	05/15/2017			1,000,000	1,082,266
4.250%	11/15/2017			2,430,000	2,649,650
4.000%	08/15/2018			1,750,000	1,925,684
3.875%	05/15/2018			380,000	414,408
3.750%	11/15/2018			2,350,000	2,572,331
3.625%	08/15/2019 02/15/2021	-		6,390,000	7,064,833
3.500%	02/15/2018 05/15/2020	-		5,351,000	5,838,317
3.375%	11/15/2019			2,690,000	2,937,563
3.250%	05/31/2016 03/31/2017	-		9,693,000	10,088,213
3.125%	10/31/2016 05/15/2021	-		11,583,000	12,334,928
3.000%	08/31/2016 02/28/2017	-		4,977,000	5,183,084
2.875%	03/31/2018			1,060,000	1,121,944
2.750%	11/30/2016 02/15/2024	-		17,314,000	18,338,163
2.625%	01/31/2018 11/15/2020	-		10,040,000	10,619,837
2.500%	06/30/2017 05/15/2024	-		11,035,000	11,583,762
2.375%	07/31/2017 08/15/2024	-		12,514,000	13,025,641
2.250%	11/30/2017 11/15/2024	-		15,960,000	16,499,428
2.125%	08/31/2020 12/31/2021	-		20,623,000	21,241,655
2.000%	02/15/2025		†	4,915,000	4,946,486
2.000%	04/30/2016 02/15/2023	-		28,153,000	28,784,553
1.875%	08/31/2017 11/30/2021	-		10,756,000	11,000,122
1.750%	05/31/2016 05/15/2023	-		22,118,000	22,282,423
1.625%	03/31/2019 11/15/2022	-		22,369,000	22,615,777
1.500%	06/30/2016 01/31/2022	-		26,037,000	26,300,571
1.375%	06/30/2018 05/31/2020	-		30,668,000	30,826,899
1.250%	10/31/2018 02/29/2020	-		16,354,000	16,334,309
1.125%	05/31/2019 03/31/2020	-		6,780,000	6,715,145
1.000%	08/31/2016 11/30/2019	-		39,278,000	39,323,520
0.875%	09/15/2016 07/31/2019	-		46,652,000	46,873,152

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
0.750%	01/15/2017 03/31/2018	-	$22,090,000	$22,096,831
0.625%	07/15/2016 04/30/2018	-	36,565,000	36,578,780
0.500%	06/15/2016 07/31/2017	-	26,520,000	26,526,950
0.375%	04/30/2016 10/31/2016	-	8,133,000	8,132,448
0.250%	05/15/2016		2,399,000	2,397,126

				504,073,004

TOTAL U.S. TREASURY OBLIGATIONS (Cost $588,521,768)				600,544,205

GOVERNMENT RELATED OBLIGATIONS—9.0%
U.S. Government Agencies—3.3%
Federal Farm Credit Bank
0.540%	11/07/2016		300,000	299,403
Federal Home Loan Bank
5.500%	07/15/2036		500,000	702,519
4.875%	09/08/2017		1,250,000	1,370,910
4.750%	12/16/2016		1,000,000	1,071,817
2.125%	06/10/2016		500,000	510,216
1.625%	04/28/2017 06/14/2019	-	1,100,000	1,113,258
1.500%	02/28/2017		1,100,000	1,105,821
1.250%	02/28/2018		300,000	300,229
0.625%	11/23/2016		1,750,000	1,752,102
0.375%	06/24/2016		500,000	499,817
Federal Home Loan Bank, Series 1
1.000%	06/21/2017		1,500,000	1,510,236
0.875%	05/24/2017		260,000	261,262
Federal Home Loan Bank, Series 3823
0.500%	09/28/2016		500,000	500,130
Federal Home Loan Bank, Series 656
5.375%	05/18/2016		900,000	950,707
Federal Home Loan Mortgage Corp.
6.750%	03/15/2031		400,000	611,632
6.250%	07/15/2032		650,000	966,008
5.500%	07/18/2016		1,000,000	1,065,020
5.125%	11/17/2017		800,000	889,229
4.875%	06/13/2018		1,000,000	1,122,609
3.750%	03/27/2019		500,000	548,858
2.375%	01/13/2022		1,000,000	1,034,745
2.000%	08/25/2016		1,500,000	1,532,247
1.375%	05/01/2020		1,000,000	993,329
1.250%	05/12/2017 10/02/2019	-	4,600,000	4,604,963
1.200%	06/12/2018		200,000	199,706
1.020%	04/30/2018		825,000	820,719
1.000%	03/08/2017		1,000,000	1,007,288
0.875%	10/14/2016 02/22/2017	-	2,000,000	2,010,971
0.700%	09/27/2016		280,000	279,562
0.580%	08/26/2016		1,500,000	1,496,901
Federal National Mortgage Association
7.250%	05/15/2030		400,000	635,374
7.125%	01/15/2030		700,000	1,088,829
6.625%	11/15/2030		500,000	753,784
6.250%	05/15/2029		540,000	775,385
6.000%	04/18/2036		250,000	263,511
5.000%	05/11/2017		650,000	708,715
2.625%	09/06/2024		2,000,000	2,074,776

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
1.875%	09/18/2018 - 02/19/2019		$3,000,000	$3,074,425
1.625%	11/27/2018		1,000,000	1,016,241
1.250%	09/28/2016 - 01/30/2017		1,000,000	1,011,514
1.125%	04/27/2017		1,000,000	1,009,261
1.070%	07/28/2017 - 09/27/2017		1,125,000	1,126,151
1.000%	12/28/2017 - 02/15/2018		970,000	967,337
0.950%	08/23/2017		750,000	749,376
0.875%	02/08/2018 - 05/21/2018		3,000,000	2,996,343
0.375%	07/05/2016		1,000,000	999,582
0.000%	06/01/2017 - 10/09/2019		1,400,000	1,313,685
Federal National Mortgage Association, Series 1
1.000%	04/30/2018		500,000	497,270
Financing Corp. Fico
8.600%	09/26/2019		500,000	653,097
Financing Corp. Fico, Series E
9.650%	11/02/2018		500,000	647,265
Israel Government AID Bond (Israel)
5.500%	04/26/2024		350,000	440,292
Tennessee Valley Authority
5.250%	09/15/2039		500,000	657,184
3.500%	12/15/2042		500,000	511,663
1.750%	10/15/2018		500,000	509,920
Tennessee Valley Authority, Series E
6.250%	12/15/2017		1,200,000	1,370,293

				56,983,487

Non-U.S. Government Agencies—1.3%
Export Development Canada (Canada)
1.750%	08/19/2019	†	500,000	508,036
0.625%	12/15/2016		350,000	350,060
Export-Import Bank of Korea (Korea, Republic of)
5.000%	04/11/2022		400,000	464,268
3.750%	10/20/2016		500,000	519,838
3.250%	08/12/2026		500,000	517,706
2.250%	01/21/2020		300,000	303,232
FMS Wertmanagement AoeR (Germany)
1.625%	11/20/2018		350,000	355,202
0.625%	04/18/2016		400,000	400,841
Japan Bank for International Cooperation (Japan)
2.500%	05/18/2016		400,000	408,777
1.750%	07/31/2018		500,000	506,881
Japan Bank for International Cooperation, Series DTC (Japan)
2.125%	02/10/2025		500,000	498,159
1.125%	07/19/2017		500,000	501,874
KFW (Germany)
4.875%	01/17/2017		500,000	537,567
4.500%	07/16/2018		500,000	554,326
4.000%	01/27/2020		300,000	335,509
2.125%	01/17/2023		500,000	510,269
2.000%	10/04/2022		500,000	506,591
1.875%	04/01/2019		500,000	511,329
1.250%	02/15/2017	†	400,000	404,390
0.750%	03/17/2017		2,000,000	2,002,910
0.625%	12/15/2016		350,000	350,336
0.500%	07/15/2016		750,000	750,523
0.000%	04/18/2036	†	750,000	435,304

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
KFW MTN (Germany)
4.375%	03/15/2018		$500,000	$549,518
2.750%	09/08/2020 - 10/01/2020		1,000,000	1,062,642
0.500%	04/19/2016		500,000	500,609
Korea Development Bank (The) (Korea, Republic of)
3.875%	05/04/2017		300,000	315,014
3.750%	01/22/2024		750,000	810,512
2.875%	08/22/2018		350,000	361,453
Landwirtschaftliche Rentenbank (Germany)
5.125%	02/01/2017		300,000	324,216
1.750%	04/15/2019	†	250,000	254,541
Oesterreichische Kontrollbank AG (Austria)
2.000%	06/03/2016		300,000	305,375
1.625%	03/12/2019	†	350,000	354,345
Petroleos Mexicanos (Mexico)
8.000%	05/03/2019		1,000,000	1,201,250
6.625%	06/15/2035		500,000	575,000
5.625%	01/23/2046	^	250,000	254,375
5.500%	06/27/2044	^	400,000	405,500
5.500%	01/21/2021 - 06/27/2044		900,000	956,750
4.875%	01/18/2024		500,000	530,500
Svensk Exportkredit AB (Sweden)
5.125%	03/01/2017		500,000	541,301
1.875%	06/17/2019		500,000	509,126

				22,045,955

Sovereign Debt—1.5%
Brazilian Government International Bond (Brazil)
11.000%	08/17/2040		260,000	269,230
10.125%	05/15/2027		435,000	652,500
8.875%	04/15/2024		400,000	530,000
7.125%	01/20/2037		460,000	548,550
5.875%	01/15/2019		500,000	552,500
4.875%	01/22/2021		200,000	211,000
4.250%	01/07/2025		500,000	490,625
Canada Government International Bond (Canada)
1.625%	02/27/2019		750,000	761,847
Chile Government International Bond (Chile)
3.875%	08/05/2020		500,000	548,250
Colombia Government International Bond (Colombia)
11.750%	02/25/2020		200,000	277,500
8.125%	05/21/2024		200,000	266,500
7.375%	09/18/2037		200,000	268,500
Israel Government International Bond (Israel)
4.000%	06/30/2022		400,000	444,120
Mexico Government International Bond (Mexico)
6.050%	01/11/2040		500,000	620,000
3.625%	03/15/2022		300,000	312,300
Mexico Government International Bond MTN (Mexico)
5.950%	03/19/2019		1,000,000	1,145,000
4.750%	03/08/2044		800,000	844,000
3.500%	01/21/2021	†	500,000	521,750
Panama Government International Bond (Panama)
6.700%	01/26/2036	†	288,000	378,720
5.200%	01/30/2020		450,000	502,875
3.750%	03/16/2025		300,000	309,000
Peruvian Government International Bond (Peru)
7.350%	07/21/2025		400,000	546,000
6.550%	03/14/2037		500,000	668,125

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Philippine Government International Bond (Philippines)
10.625%	03/16/2025		$600,000	$979,500
9.500%	02/02/2030		400,000	673,500
9.375%	01/18/2017		200,000	229,250
6.500%	01/20/2020		300,000	360,375
5.000%	01/13/2037		500,000	614,375
Poland Government International Bond (Poland)
6.375%	07/15/2019		500,000	589,375
5.125%	04/21/2021		1,300,000	1,496,690
Republic of Colombia (Colombia)
5.625%	02/26/2044		500,000	561,250
Republic of Finland (Finland)
6.950%	02/15/2026		150,000	203,598
Republic of Italy (Italy)
6.875%	09/27/2023		450,000	586,133
5.375%	06/15/2033		300,000	366,246
Republic of Korea (Korea, Republic of)
3.875%	09/11/2023		250,000	278,087
South Africa Government International Bond (South Africa)
6.875%	05/27/2019		500,000	577,450
5.375%	07/24/2044		500,000	538,550
4.665%	01/17/2024	†	400,000	425,000
State of Israel (Israel)
5.500%	11/09/2016		300,000	323,619
Turkey Government International Bond (Turkey)
8.000%	02/14/2034		600,000	823,440
7.500%	11/07/2019		500,000	585,000
7.000%	09/26/2016		200,000	216,304
5.750%	03/22/2024		350,000	390,985
4.875%	04/16/2043		1,000,000	991,250
3.250%	03/23/2023		800,000	759,712
United Mexican States MTN (Mexico)
8.300%	08/15/2031		950,000	1,463,000
Uruguay Government International Bond (Uruguay)
8.000%	11/18/2022		330,815	436,676
4.125%	11/20/2045	†	200,000	190,000

				26,328,257

Supranational—1.6%
African Development Bank
0.750%	10/18/2016		830,000	832,944
African Development Bank, Series GDIF
1.250%	09/02/2016		400,000	404,226
Asian Development Bank MTN
2.125%	11/24/2021	†	400,000	408,239
2.000%	01/22/2025		250,000	250,307
1.875%	02/18/2022		500,000	503,840
1.750%	09/11/2018		500,000	510,153
1.500%	01/22/2020	†	250,000	250,889
1.375%	03/23/2020		300,000	298,720
1.125%	03/15/2017		500,000	504,142
0.750%	01/11/2017	†	500,000	501,379
Council Of Europe Development Bank
1.750%	11/14/2019		400,000	405,520
Council Of Europe Development Bank MTN
1.500%	02/22/2017		400,000	405,970
European Bank for Reconstruction & Development MTN
1.875%	02/23/2022		400,000	401,975
1.750%	06/14/2019	†	500,000	508,443
1.000%	02/16/2017		500,000	504,131

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
European Investment Bank
5.125%	09/13/2016 - 05/30/2017		$1,750,000	$1,878,927
4.875%	01/17/2017		400,000	429,906
4.875%	02/15/2036	†	350,000	472,664
2.875%	09/15/2020		500,000	534,934
2.500%	05/16/2016		1,000,000	1,023,631
2.500%	04/15/2021	†	500,000	523,710
1.875%	03/15/2019		1,500,000	1,535,919
1.750%	03/15/2017		500,000	510,514
1.250%	05/15/2018		300,000	302,152
1.125%	09/15/2017		500,000	503,802
1.000%	03/15/2018 - 06/15/2018		900,000	899,691
European Investment Bank MTN
1.625%	12/18/2018		1,000,000	1,015,327
Inter-American Development Bank
3.000%	02/21/2024	†	250,000	271,737
2.125%	01/15/2025		250,000	251,342
1.750%	08/24/2018		400,000	407,744
1.375%	10/18/2016		300,000	303,439
1.125%	03/15/2017		500,000	504,557
0.625%	09/12/2016		300,000	300,143
Inter-American Development Bank MTN
3.875%	02/14/2020		400,000	445,842
1.250%	01/16/2018		450,000	454,010
0.875%	11/15/2016		500,000	502,061
0.875%	03/15/2018	†	1,000,000	997,154
International Bank for Reconstruction & Development
1.875%	10/07/2019		450,000	460,550
1.125%	07/18/2017	†	750,000	757,333
0.875%	04/17/2017		700,000	704,383
International Bank for Reconstruction & Development, Series GDIF
1.875%	03/15/2019		500,000	512,665
1.625%	02/10/2022		400,000	396,320
1.375%	04/10/2018	†	500,000	509,975
0.750%	12/15/2016		500,000	501,075
0.625%	10/14/2016		400,000	400,051
0.500%	05/16/2016		500,000	500,351
International Finance Corp.
1.750%	09/16/2019		500,000	506,793
1.250%	07/16/2018	†	500,000	502,456
0.625%	11/15/2016		650,000	650,042
International Finance Corp. MTN
2.125%	11/17/2017		500,000	513,783
Nordic Investment Bank
1.125%	03/19/2018		300,000	301,414

				27,977,275

U.S. Municipal Bonds—1.0%
American Municipal Power-Ohio, Inc. Revenue Bonds, Series 2010 B (Ohio)
7.499%	02/15/2050		200,000	294,436
Bay Area Toll Authority Revenue Bonds, Series 2009 F-2 (California)
6.263%	04/01/2049		400,000	573,628
California State Public Works Board Revenue Bonds, Series 2009 G-2 (California)
8.361%	10/01/2034		400,000	601,084

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
City of Chicago Illinois Taxable Project General Obligation Bonds, Series B (Illinois)
6.314%	01/01/2044	$350,000	$359,562
City of Houston Texas Utility System Taxable First Lien Revenue Bonds, Series B (Texas)
3.828%	05/15/2028	400,000	427,696
City of New York General Obligation Bonds, Series 2010 C-1 (New York)
5.517%	10/01/2037	100,000	125,598
City of New York General Obligation Bonds, Series H (New York)
5.846%	06/01/2040	200,000	261,476
County of Cook Illinois General Obligation Bonds, Series 2010 D (Illinois)
6.229%	11/15/2034	400,000	456,700
Dallas Area Rapid Transit Revenue Bonds, Series 2010 B (Texas)
5.022%	12/01/2048	300,000	375,264
Dallas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009 B (Texas)
7.088%	01/01/2042	200,000	264,642
Dallas County Hospital District General Obligation Bonds, Series 2009 C (Texas)
5.621%	08/15/2044	300,000	396,306
Dallas Independent School District General Obligation Bonds, Series 2010 C (Texas)
6.450%	02/15/2035	300,000	357,939
District of Columbia Water and Sewer Authority Public Utility Taxable Senior Lien Revenue Bonds, Series 2014 A (District of Columbia)
4.814%	10/01/2114	755,000	911,104
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series 2013 A (Florida)
2.107%	07/01/2018	200,000	202,702
Los Angeles Unified School District General Obligation Bonds, Series 2009 KRY (California)
5.755%	07/01/2029	200,000	247,926
5.750%	07/01/2034	300,000	381,483
Metropolitan Government of Nashville & Davidson County Authority General Obligation Bonds, Series 2010 B (Tennessee)
5.707%	07/01/2034	300,000	369,459
Metropolitan Transportation Authority Revenue Bonds, Series 2010 B-1 (New York)
6.648%	11/15/2039	300,000	415,353
6.548%	11/15/2031	200,000	268,248
Municipal Electric Authority of Georgia Revenue Bonds, Series 2010 A (Georgia)
6.637%	04/01/2057	300,000	400,764
New Jersey Economic Development Authority Revenue Bonds, Series 1997 A (New Jersey)
7.425%	02/15/2029	200,000	251,744
New Jersey State Turnpike Authority Revenue Bonds, Series 2010 A (New Jersey)
7.102%	01/01/2041	500,000	732,410
New York City Municipal Water Finance Authority Revenue Bonds, Series 2010 GG (New York)
5.724%	06/15/2042	300,000	399,774
New York State Dormitory Authority Revenue Bonds, Series 2010 D (New York)
5.600%	03/15/2040	200,000	260,022

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
North Texas Tollway Authority Revenue Bonds, Series 2010 B-2 (Texas)
8.910%	02/01/2030		$200,000	$245,792
Ohio State University General Obligation Bonds, Series 2010 C (Ohio)
4.910%	06/01/2040		300,000	356,622
Oregon General Obligation Bonds (Oregon)
5.762%	06/01/2023		200,000	236,804
Oregon State Department of Transportation Revenue Bonds, Series 2010 A (Oregon)
5.834%	11/15/2034		300,000	395,523
Port Authority of New York & New Jersey Revenue Bonds (New York)
6.040%	12/01/2029		255,000	325,018
4.458%	10/01/2062		200,000	218,750
San Francisco California City & County General Obligation Bonds, Series 2010 DE (California)
6.000%	11/01/2040		200,000	262,320
State of California General Obligation Bonds (California)
7.550%	04/01/2039		500,000	784,040
7.300%	10/01/2039		200,000	298,912
State of California General Obligation Bonds, Series 2010 (California)
7.625%	03/01/2040		600,000	935,802
State of Connecticut General Obligation Bonds, Series 2008 A (Connecticut)
5.850%	03/15/2032		200,000	253,774
State of Georgia General Obligation Bonds, Series 2009 H (Georgia)
4.503%	11/01/2025		300,000	339,624
State of Illinois General Obligation Bonds (Illinois)
7.350%	07/01/2035		100,000	119,562
5.100%	06/01/2033		500,000	506,250
State of Texas General Obligation Bonds, Series 2010 A (Texas)
4.681%	04/01/2040		300,000	358,125
State of Utah General Obligation Bonds, Series 2010 B (Utah)
3.539%	07/01/2025		300,000	323,169
University of California Revenue Bonds, Series 2009 R (California)
5.770%	05/15/2043		200,000	257,318
University of California Revenue Bonds, Series 2010 H (California)
6.548%	05/15/2048		300,000	415,134
University of California Revenue Bonds, Series 2013 AH (California)
1.796%	07/01/2019		300,000	301,659

				16,269,518

Non-U.S. Regional Authority Bonds—0.3%
Hydro-Quebec, Series IO (Canada)
8.050%	07/07/2024		250,000	355,873
Province of Manitoba, Series FH (Canada)
4.900%	12/06/2016		500,000	535,011
Province of Ontario (Canada)
5.450%	04/27/2016		1,000,000	1,052,584
4.950%	11/28/2016		1,000,000	1,069,615
4.400%	04/14/2020	†	200,000	226,411
2.500%	09/10/2021		400,000	413,539
1.200%	02/14/2018		400,000	400,959

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Province of Quebec (Canada)
2.750%	08/25/2021	$300,000	$313,577
Province of Quebec, Series QO (Canada)
2.875%	10/16/2024	700,000	733,720
Region of Lombardy (Italy)
5.804%	10/25/2032	100,000	$114,983

			5,216,272

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $148,794,998)			154,820,764

ASSET-BACKED SECURITIES—0.6%
Automobiles—0.3%
Ally Auto Receivables Trust Series 2012-4, Class A3
0.590%	01/17/2017	124,683	124,728
AmeriCredit Automobile Receivables Trust Series 2013-5, Class A3
0.900%	09/10/2018	500,000	500,271
AmeriCredit Automobile Receivables Trust Series 2014-4, Class A3
1.270%	07/08/2019	1,000,000	1,001,591
CarMax Auto Owner Trust Series 2014-1, Class A3
0.790%	10/15/2018	250,000	249,692
CarMax Auto Owner Trust Series 2013-2, Class A4
0.840%	11/15/2018	575,000	573,318
Fifth Third Auto Trust Series 2014-3, Class A4
1.470%	05/17/2021	500,000	501,324
Ford Credit Auto Owner Trust Series 2013-C, Class A4
1.250%	10/15/2018	500,000	502,870
Honda Auto Receivables Owner Trust Series 2013-4, Class A4
1.040%	02/18/2020	300,000	300,512
Honda Auto Receivables Owner Trust Series 2014-4, Class A3
0.990%	09/17/2018	500,000	500,914
Santander Drive Auto Receivables Trust Series 2014-1, Class A3
0.870%	01/16/2018	500,000	500,279

			4,755,499

Credit Card—0.3%
Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7
5.750%	07/15/2020	1,500,000	1,664,238
Chase Issuance Trust Series 2012-A8, Class A8
0.540%	10/16/2017	200,000	200,024
Citibank Credit Card Issuance Trust Series 2014-A5, Class A5
2.680%	06/07/2023	1,000,000	1,027,250
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2
1.020%	02/22/2019	1,000,000	1,000,986
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1
2.880%	01/23/2023	500,000	521,073

			4,413,571

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
ASSET-BACKED SECURITIES—(Continued)
Other—0.0%
CenterPoint Energy Restoration Bond Co. LLC Series 2009-1, Class A2
3.460%	08/15/2019			$389,205	$404,936

TOTAL ASSET-BACKED SECURITIES (Cost $9,600,100)					9,574,006

				Shares	Value
MONEY MARKET FUNDS—7.5%
Institutional Money Market Funds—7.5%
Dreyfus Institutional Cash Advantage Fund, 0.06%		†	†	¥2,200,000	2,200,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		¥		115,562,473	115,562,473
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		†	†	¥1,749,656	1,749,656
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.09%		†	†	¥2,200,000	2,200,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.08%		†	†	¥2,200,000	2,200,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%		†	†	¥2,200,000	2,200,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.10%		†	†	¥2,200,000	2,200,000

TOTAL MONEY MARKET FUNDS (Cost $128,312,129)					128,312,129

TOTAL INVESTMENTS—106.8% (Cost $1,781,596,487)					1,832,677,479
Other assets less liabilities—(6.8%)					(116,702,276)

NET ASSETS—100.0%					$1,715,975,203

Legend to the Schedule of Investments:

MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	Security is subject to delayed delivery.

†	Denotes all or a portion of the security on loan.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $4,196,057, which represents 0.2% of Net Assets. The illiquid 144A securities represented 0.2% of Net Assets, and 100.0% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint 500 Stock Index Fund
			Shares	Value
COMMON STOCKS—96.2%
Aerospace & Defense—2.7%
Boeing Co. (The)			30,620	$4,595,450
General Dynamics Corp.			14,554	1,975,414
Honeywell International, Inc.			36,478	3,805,020
L-3 Communications Holdings, Inc.			4,057	510,330
Lockheed Martin Corp.			12,351	2,506,759
Northrop Grumman Corp.			9,287	1,494,836
Precision Castparts Corp.			6,682	1,403,220
Raytheon Co.			14,101	1,540,534
Rockwell Collins, Inc.			6,150	593,783
Textron, Inc.			12,279	544,328
United Technologies Corp.			38,631	4,527,553

				23,497,227

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.	†		6,659	487,572
Expeditors International of Washington, Inc.			8,556	412,228
FedEx Corp.			12,309	2,036,524
United Parcel Service, Inc., Class B			32,155	3,117,106

				6,053,430

Airlines—0.6%
American Airlines Group, Inc.			33,380	1,761,796
Delta Air Lines, Inc.			38,698	1,739,862
Southwest Airlines Co.			31,649	1,402,051

				4,903,709

Auto Components—0.4%
BorgWarner, Inc.			10,277	621,553
Delphi Automotive plc (United Kingdom)			13,557	1,081,035
Goodyear Tire & Rubber Co. (The)			12,816	347,057
Johnson Controls, Inc.			30,591	1,543,010

				3,592,655

Automobiles—0.7%
Ford Motor Co.			183,210	2,957,009
General Motors Co.			63,030	2,363,625
Harley-Davidson, Inc.			9,817	596,285

				5,916,919

Banks—5.5%
Bank of America Corp.			489,100	7,527,249
BB&T Corp.			33,797	1,317,745
Citigroup, Inc.			140,910	7,259,683
Comerica, Inc.			8,320	375,482
Fifth Third Bancorp			37,933	715,037
Huntington Bancshares, Inc./Ohio			37,002	408,872
JPMorgan Chase & Co.			173,781	10,527,653
KeyCorp			39,939	565,536
M&T Bank Corp.			5,979	759,333
PNC Financial Services Group, Inc. (The)			24,298	2,265,546
Regions Financial Corp.			62,014	586,032
SunTrust Banks, Inc.			23,999	986,119
U.S. Bancorp/Minnesota			83,383	3,641,336
Wells Fargo & Co.			218,605	11,892,112
Zions Bancorporation			9,254	249,858

				49,077,593

Beverages—2.1%
Brown-Forman Corp., Class B			7,371	665,970
Coca-Cola Co. (The)			183,353	7,434,964
Coca-Cola Enterprises, Inc.			9,955	440,011
Constellation Brands, Inc., Class A		*	7,561	878,664
Dr. Pepper Snapple Group, Inc.			8,867	695,882

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Molson Coors Brewing Co., Class B		7,250	$539,762
Monster Beverage Corp.	*	6,546	905,934
PepsiCo, Inc.		69,213	6,618,147

			18,179,334

Biotechnology—2.9%
Alexion Pharmaceuticals, Inc.	*	9,281	1,608,397
Amgen, Inc.		35,404	5,659,329
Biogen, Inc.	*	10,997	4,643,373
Celgene Corp.	*	37,198	4,288,185
Gilead Sciences, Inc.	*	69,528	6,822,783
Regeneron Pharmaceuticals, Inc.	*	3,389	1,530,066
Vertex Pharmaceuticals, Inc.	*	11,015	1,299,440

			25,851,573

Building Products—0.1%
Allegion plc (Ireland)		4,613	282,177
Masco Corp.		16,401	437,907

			720,084

Capital Markets—2.2%
Affiliated Managers Group, Inc.	*	2,664	572,174
Ameriprise Financial, Inc.		8,649	1,131,635
Bank of New York Mellon Corp. (The)		51,839	2,086,001
BlackRock, Inc.		5,951	2,177,114
Charles Schwab Corp. (The)		53,789	1,637,337
E*TRADE Financial Corp.	*	12,951	369,816
Franklin Resources, Inc.		18,461	947,419
Goldman Sachs Group, Inc. (The)		18,728	3,520,302
Invesco Ltd.		20,139	799,317
Legg Mason, Inc.		5,003	276,166
Morgan Stanley		71,348	2,546,410
Northern Trust Corp.		10,048	699,843
State Street Corp.		19,441	1,429,497
T. Rowe Price Group, Inc.		11,888	962,690

			19,155,721

Chemicals—2.3%
Air Products & Chemicals, Inc.		8,813	1,333,231
Airgas, Inc.		3,005	318,860
CF Industries Holdings, Inc.		2,266	642,819
Dow Chemical Co. (The)		51,359	2,464,205
E.I. Du Pont de Nemours & Co.		41,854	2,991,305
Eastman Chemical Co.		6,568	454,900
Ecolab, Inc.		12,381	1,416,139
FMC Corp.		6,480	370,980
International Flavors & Fragrances, Inc.		3,909	458,916
LyondellBasell Industries NV, Class A		18,673	1,639,489
Monsanto Co.		22,590	2,542,279
Mosaic Co. (The)		14,465	666,258
PPG Industries, Inc.		6,270	1,414,136
Praxair, Inc.		13,636	1,646,411
Sherwin-Williams Co. (The)		3,848	1,094,756
Sigma-Aldrich Corp.		5,392	745,444

			20,200,128

Commercial Services & Supplies—0.4%
ADT Corp. (The)		8,137	337,848
Cintas Corp.		4,404	359,499
Pitney Bowes, Inc.		8,518	198,640
Republic Services, Inc.		11,431	463,641
Stericycle, Inc.	*	3,915	549,783
Tyco International plc		19,582	843,201
Waste Management, Inc.		20,048	1,087,203

			3,839,815

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Communications Equipment—1.5%
Cisco Systems, Inc.		237,886	$6,547,812
F5 Networks, Inc.	*	3,369	387,233
Harris Corp.		4,748	373,952
Juniper Networks, Inc.		17,795	401,811
Motorola Solutions, Inc.		9,177	611,831
QUALCOMM, Inc.		77,382	5,365,668

			13,688,307

Construction & Engineering—0.1%
Fluor Corp.		6,965	398,120
Jacobs Engineering Group, Inc.	*	6,246	282,069
Quanta Services, Inc.	*	10,410	296,997

			977,186

Construction Materials—0.1%
Martin Marietta Materials, Inc.		2,805	392,139
Vulcan Materials Co.		6,090	513,387

			905,526

Consumer Finance—0.8%
American Express Co.		41,134	3,213,388
Capital One Financial Corp.		25,707	2,026,226
Discover Financial Services		20,967	1,181,490
Navient Corp.		19,548	397,411

			6,818,515

Containers & Packaging—0.2%
Avery Dennison Corp.		4,074	215,555
Ball Corp.		6,203	438,180
MeadWestvaco Corp.		8,099	403,897
Owens-Illinois, Inc.	*	7,834	182,689
Sealed Air Corp.		10,294	468,995

			1,709,316

Distributors—0.1%
Genuine Parts Co.		7,058	657,735

Diversified Consumer Services—0.0%
H&R Block, Inc.		12,196	391,126

Diversified Financial Services—2.0%
Berkshire Hathaway, Inc., Class B	*	84,758	12,232,275
CME Group, Inc.		14,844	1,405,875
Intercontinental Exchange, Inc.		5,292	1,234,465
Leucadia National Corp.		13,830	308,271
McGraw Hill Financial, Inc.		12,432	1,285,469
Moody’s Corp.		8,614	894,133
NASDAQ OMX Group, Inc. (The)		5,047	257,094

			17,617,582

Diversified Telecommunication Services—2.2%
AT&T, Inc.		241,231	7,876,192
CenturyLink, Inc.		25,999	898,265
Frontier Communications Corp.	†	46,660	328,953
Level 3 Communications, Inc.	*	12,667	681,991
Verizon Communications, Inc.		192,947	9,383,013
Windstream Holdings, Inc.	†	29,502	218,315

			19,386,729

Electric Utilities—1.6%
American Electric Power Co., Inc.		22,962	1,291,613
Duke Energy Corp.		33,020	2,535,276
Edison International		14,920	932,052
Entergy Corp.		8,076	625,809
Eversource Energy		14,360	725,467
Exelon Corp.		40,326	1,355,357

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
FirstEnergy Corp.		19,094	$669,436
NextEra Energy, Inc.		20,403	2,122,932
Pepco Holdings, Inc.		10,919	292,957
Pinnacle West Capital Corp.		5,387	343,421
PPL Corp.		30,293	1,019,662
Southern Co. (The)		42,085	1,863,524
Xcel Energy, Inc.		22,922	797,915

			14,575,421

Electrical Equipment—0.5%
AMETEK, Inc.		11,762	617,976
Eaton Corp. plc		21,847	1,484,285
Emerson Electric Co.		32,445	1,837,036
Rockwell Automation, Inc.		6,188	717,746

			4,657,043

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp., Class A		14,613	861,144
Corning, Inc.		59,459	1,348,530
FLIR Systems, Inc.		6,026	188,493
TE Connectivity Ltd. (Switzerland)		18,700	1,339,294

			3,737,461

Energy Equipment & Services—1.2%
Baker Hughes, Inc.		20,035	1,273,825
Cameron International Corp.	*	9,209	415,510
Diamond Offshore Drilling, Inc.	†	2,656	71,154
Ensco plc, Class A (United Kingdom)		11,025	232,297
FMC Technologies, Inc.	*	10,679	395,230
Halliburton Co.		38,948	1,709,038
Helmerich & Payne, Inc.	†	4,899	333,475
National Oilwell Varco, Inc.		19,496	974,605
Noble Corp. plc (United Kingdom)	†	10,923	155,981
Schlumberger Ltd.		59,907	4,998,640
Transocean Ltd. (Switzerland)	†	14,955	219,390

			10,779,145

Food & Staples Retailing—2.4%
Costco Wholesale Corp.		20,415	3,092,770
CVS Health Corp.		52,572	5,425,956
Kroger Co. (The)		22,984	1,761,953
Sysco Corp.		27,757	1,047,272
Walgreens Boots Alliance, Inc.		40,266	3,409,725
Wal-Mart Stores, Inc.		73,492	6,044,717
Whole Foods Market, Inc.		17,024	886,610

			21,669,003

Food Products—1.6%
Archer-Daniels-Midland Co.		29,483	1,397,494
Campbell Soup Co.		8,440	392,882
ConAgra Foods, Inc.		19,716	720,226
General Mills, Inc.		28,105	1,590,743
Hershey Co. (The)		7,008	707,177
Hormel Foods Corp.		6,415	364,693
J.M. Smucker Co. (The)		4,702	544,162
Kellogg Co.		11,400	751,830
Keurig Green Mountain, Inc.		5,498	614,292
Kraft Foods Group, Inc.		27,244	2,373,361
McCormick & Co., Inc. (Non-Voting Shares)		5,978	460,964
Mead Johnson Nutrition Co.		9,557	960,765
Mondelez International, Inc., Class A		77,355	2,791,742
Tyson Foods, Inc., Class A		14,044	537,885

			14,208,216

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Gas Utilities—0.0%
AGL Resources, Inc.		5,364	$266,323

Health Care Equipment & Supplies—2.1%
Abbott Laboratories		70,204	3,252,551
Baxter International, Inc.		25,364	1,737,434
Becton Dickinson and Co.		9,565	1,373,504
Boston Scientific Corp.	*	62,667	1,112,339
C.R. Bard, Inc.		3,338	558,614
DENTSPLY International, Inc.		6,178	314,399
Edwards Lifesciences Corp.	*	4,841	689,649
Intuitive Surgical, Inc.	*	1,711	864,106
Medtronic plc (Ireland)		65,975	5,145,390
St. Jude Medical, Inc.		13,092	856,217
Stryker Corp.		14,027	1,293,991
Varian Medical Systems, Inc.	*	4,766	448,433
Zimmer Holdings, Inc.		8,017	942,158

			18,588,785

Health Care Providers & Services—2.7%
Aetna, Inc.		16,120	1,717,264
AmerisourceBergen Corp.		9,914	1,126,924
Anthem, Inc.		12,580	1,942,478
Cardinal Health, Inc.		15,490	1,398,282
Cigna Corp.		12,147	1,572,308
DaVita HealthCare Partners, Inc.	*	8,158	663,082
Express Scripts Holding Co.	*	33,765	2,929,789
HCA Holdings, Inc.	*	13,893	1,045,170
Henry Schein, Inc.	*	3,516	490,904
Humana, Inc.		7,077	1,259,848
Laboratory Corp. of America Holdings	*	4,566	575,727
McKesson Corp.		10,827	2,449,067
Patterson Cos., Inc.		4,449	217,067
Quest Diagnostics, Inc.		6,931	532,647
Tenet Healthcare Corp.	*	4,474	221,508
UnitedHealth Group, Inc.		44,682	5,285,434
Universal Health Services, Inc., Class B		4,172	491,086

			23,918,585

Health Care Technology—0.1%
Cerner Corp.	*	13,908	1,018,900

Hotels, Restaurants & Leisure—1.7%
Carnival Corp.		20,907	1,000,191
Chipotle Mexican Grill, Inc.	*	1,467	954,342
Darden Restaurants, Inc.		5,861	406,402
Marriott International, Inc., Class A		9,901	795,248
McDonald’s Corp.		44,944	4,379,343
Royal Caribbean Cruises Ltd.		7,597	621,815
Starbucks Corp.		34,890	3,304,083
Starwood Hotels & Resorts Worldwide, Inc.		8,232	687,372
Wyndham Worldwide Corp.		5,632	509,527
Wynn Resorts Ltd.		3,768	474,316
Yum! Brands, Inc.		20,178	1,588,412

			14,721,051

Household Durables—0.4%
D.R. Horton, Inc.		14,543	414,185
Garmin Ltd. (Switzerland)		5,328	253,186
Harman International Industries, Inc.		3,314	442,850
Leggett & Platt, Inc.		5,980	275,618
Lennar Corp., Class A	†	8,602	445,670
Mohawk Industries, Inc.	*	2,981	553,721
Newell Rubbermaid, Inc.		13,093	511,543

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
PulteGroup, Inc.		15,954	$354,657
Whirlpool Corp.		3,614	730,245

			3,981,675

Household Products—1.8%
Clorox Co. (The)		6,173	681,437
Colgate-Palmolive Co.		39,973	2,771,728
Kimberly-Clark Corp.		17,132	1,835,009
Procter & Gamble Co. (The)		125,619	10,293,221

			15,581,395

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (The)		31,431	403,888
NRG Energy, Inc.		14,836	373,719

			777,607

Industrial Conglomerates—2.2%
3M Co.		29,668	4,893,737
Danaher Corp.		28,543	2,423,301
General Electric Co.		467,913	11,608,921
Roper Industries, Inc.		4,666	802,552

			19,728,511

Insurance—2.6%
ACE Ltd. (Switzerland)		15,400	1,716,946
Aflac, Inc.		20,606	1,318,990
Allstate Corp. (The)		19,463	1,385,182
American International Group, Inc.		64,239	3,519,655
Aon plc (United Kingdom)		13,370	1,285,124
Assurant, Inc.		3,541	217,453
Chubb Corp. (The)		10,961	1,108,157
Cincinnati Financial Corp.		6,830	363,902
Genworth Financial, Inc., Class A	*	23,054	168,525
Hartford Financial Services Group, Inc. (The)		20,074	839,495
Lincoln National Corp.		12,293	706,356
Loews Corp.		13,409	547,489
Marsh & McLennan Cos., Inc.		24,772	1,389,462
MetLife, Inc.		52,398	2,648,719
Principal Financial Group, Inc.		12,950	665,242
Progressive Corp. (The)		23,901	650,107
Prudential Financial, Inc.		21,084	1,693,256
Torchmark Corp.		5,632	309,309
Travelers Cos., Inc. (The)		15,372	1,662,174
Unum Group		11,163	376,528
XL Group plc (Ireland)		12,731	468,501

			23,040,572

Internet & Catalog Retail—1.3%
Amazon.com, Inc.	*	17,663	6,572,402
Expedia, Inc.		4,462	420,008
Netflix, Inc.	*	2,827	1,177,983
Priceline Group, Inc. (The)	*	2,442	2,842,854
TripAdvisor, Inc.	*	5,038	419,011

			11,432,258

Internet Software & Services—3.3%
Akamai Technologies, Inc.	*	8,311	590,455
eBay, Inc.	*	51,588	2,975,596
Equinix, Inc. REIT		2,627	611,697
Facebook, Inc., Class A	*	97,247	7,995,162
Google, Inc., Class A	*	13,258	7,354,213
Google, Inc., Class C	*	13,293	7,284,564
VeriSign, Inc.	*	5,342	357,754

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Yahoo!, Inc.	*	40,808	$1,813,303

			28,982,744

IT Services—3.2%
Accenture plc, Class A (Ireland)		28,895	2,707,173
Alliance Data Systems Corp.	*	2,925	866,531
Automatic Data Processing, Inc.		22,540	1,930,326
Cognizant Technology Solutions Corp., Class A	*	28,492	1,777,616
Computer Sciences Corp.		6,972	455,132
Fidelity National Information Services, Inc.		12,857	875,047
Fiserv, Inc.	*	11,445	908,733
International Business Machines Corp.		42,818	6,872,289
MasterCard, Inc., Class A		45,646	3,943,358
Paychex, Inc.		14,845	736,535
Teradata Corp.	*	7,057	311,496
Total System Services, Inc.		7,879	300,584
Visa, Inc., Class A		90,908	5,946,292
Western Union Co. (The)		25,063	521,561
Xerox Corp.		50,611	650,351

			28,803,024

Leisure Products—0.1%
Hasbro, Inc.		5,112	323,283
Mattel, Inc.		15,910	363,543

			686,826

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.		15,497	643,900
PerkinElmer, Inc.		4,812	246,086
Thermo Fisher Scientific, Inc.		18,678	2,509,202
Waters Corp.	*	3,684	457,995

			3,857,183

Machinery—1.4%
Caterpillar, Inc.		28,023	2,242,681
Cummins, Inc.		7,698	1,067,251
Deere & Co.		16,026	1,405,320
Dover Corp.		7,565	522,893
Flowserve Corp.		6,046	341,538
Illinois Tool Works, Inc.		16,547	1,607,376
Ingersoll-Rand plc		12,300	837,384
Joy Global, Inc.		4,388	171,922
PACCAR, Inc.		16,193	1,022,426
Pall Corp.		4,885	490,405
Parker-Hannifin Corp.		6,929	823,027
Pentair plc (United Kingdom)		8,759	550,853
Snap-on, Inc.		2,625	386,032
Stanley Black & Decker, Inc.		7,018	669,236
Xylem, Inc.		8,544	299,211

			12,437,555

Media—3.4%
Cablevision Systems Corp., Class A	†	8,970	164,151
CBS Corp. (Non-Voting Shares), Class B		21,776	1,320,279
Comcast Corp., Class A		118,619	6,698,415
DIRECTV	*	23,005	1,957,725
Discovery Communications, Inc., Class A	*	6,685	205,631
Discovery Communications, Inc., Class C	*	12,493	368,231
Gannett Co., Inc.		10,157	376,622
Interpublic Group of Cos., Inc. (The)		18,900	418,068
News Corp., Class A	*	24,225	387,842
Omnicom Group, Inc.		11,266	878,523

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Scripps Networks Interactive, Inc., Class A		4,651	$318,873
Time Warner Cable, Inc.		12,847	1,925,508
Time Warner, Inc.		38,610	3,260,228
Twenty-First Century Fox, Inc., Class A		85,294	2,886,349
Viacom, Inc., Class B		16,942	1,157,139
Walt Disney Co. (The)		72,561	7,610,923

			29,934,507

Metals & Mining—0.3%
Alcoa, Inc.		55,672	719,282
Allegheny Technologies, Inc.	†	4,737	142,157
Freeport-McMoRan, Inc.		47,123	892,981
Newmont Mining Corp.		23,117	501,870
Nucor Corp.		14,637	695,697

			2,951,987

Multiline Retail—0.8%
Dollar General Corp.	*	14,049	1,059,014
Dollar Tree, Inc.	*	9,631	781,507
Family Dollar Stores, Inc.		4,297	340,494
Kohl’s Corp.		9,585	750,026
Macy’s, Inc.		16,324	1,059,591
Nordstrom, Inc.		6,400	514,048
Target Corp.		29,750	2,441,583

			6,946,263

Multi-Utilities—1.1%
Ameren Corp.		11,702	493,825
CenterPoint Energy, Inc.		19,647	400,995
CMS Energy Corp.		13,010	454,179
Consolidated Edison, Inc.		13,409	817,949
Dominion Resources, Inc.		27,306	1,935,176
DTE Energy Co.		7,968	642,938
Integrys Energy Group, Inc.		3,783	272,452
NiSource, Inc.		14,217	627,823
PG&E Corp.		22,318	1,184,416
Public Service Enterprise Group, Inc.		22,902	960,052
SCANA Corp.		6,330	348,087
Sempra Energy		10,859	1,183,848
TECO Energy, Inc.		10,646	206,532
Wisconsin Energy Corp.		9,976	493,812

			10,022,084

Oil, Gas & Consumable Fuels—6.5%
Anadarko Petroleum Corp.		23,170	1,918,708
Apache Corp.		17,560	1,059,395
Cabot Oil & Gas Corp.		18,962	559,948
Chesapeake Energy Corp.	†	22,770	322,423
Chevron Corp.		87,901	9,227,847
Cimarex Energy Co.		4,215	485,104
ConocoPhillips		57,366	3,571,607
CONSOL Energy, Inc.		10,924	304,670
Devon Energy Corp.		18,085	1,090,706
EOG Resources, Inc.		25,597	2,346,989
EQT Corp.		7,081	586,803
Exxon Mobil Corp.		195,497	16,617,245
Hess Corp.		11,597	787,088
Kinder Morgan, Inc.		79,225	3,332,204
Marathon Oil Corp.		31,844	831,447
Marathon Petroleum Corp.		12,913	1,322,162
Murphy Oil Corp.		7,661	357,003
Newfield Exploration Co.	*	7,953	279,071
Noble Energy, Inc.		18,007	880,542
Occidental Petroleum Corp.		35,643	2,601,939

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
ONEOK, Inc.		10,046	$484,619
Phillips 66		25,604	2,012,474
Pioneer Natural Resources Co.		6,818	1,114,811
QEP Resources, Inc.		7,346	153,164
Range Resources Corp.		7,692	400,292
Southwestern Energy Co.	*	18,284	424,006
Spectra Energy Corp.		30,872	1,116,640
Tesoro Corp.		5,646	515,423
Valero Energy Corp.		24,304	1,546,221
Williams Cos., Inc. (The)		31,519	1,594,546

			57,845,097

Paper & Forest Products—0.1%
International Paper Co.		19,744	1,095,595

Personal Products—0.1%
Estee Lauder Cos., Inc. (The), Class A		10,564	878,502

Pharmaceuticals—6.1%
AbbVie, Inc.		74,217	4,344,663
Actavis plc	*	18,127	5,395,053
Bristol-Myers Squibb Co.		77,224	4,980,948
Eli Lilly & Co.		45,690	3,319,379
Endo International plc (Ireland)	*	7,872	706,118
Hospira, Inc.	*	8,011	703,686
Johnson & Johnson		129,629	13,040,677
Mallinckrodt plc	*	5,331	675,171
Merck & Co., Inc.		132,601	7,621,906
Mylan NV	*	17,558	1,042,067
Perrigo Co. plc (Ireland)		6,445	1,066,970
Pfizer, Inc.		285,873	9,945,522
Zoetis, Inc.		23,667	1,095,545

			53,937,705

Professional Services—0.2%
Dun & Bradstreet Corp. (The)		1,835	235,541
Equifax, Inc.		5,791	538,563
Nielsen NV		15,348	684,060
Robert Half International, Inc.		6,449	390,293

			1,848,457

Real Estate Investment Trusts (REITs)—2.4%
American Tower Corp. REIT		19,507	1,836,584
Apartment Investment & Management Co., Class A REIT		7,655	301,301
AvalonBay Communities, Inc. REIT		6,238	1,086,971
Boston Properties, Inc. REIT		7,089	995,863
Crown Castle International Corp. REIT		15,660	1,292,576
Equity Residential REIT		17,006	1,324,087
Essex Property Trust, Inc. REIT		2,895	665,560
General Growth Properties, Inc. REIT		28,551	843,682
HCP, Inc. REIT		21,031	908,749
Health Care REIT, Inc. REIT		16,187	1,252,226
Host Hotels & Resorts, Inc. REIT		34,739	701,033
Iron Mountain, Inc. REIT		9,185	335,069
Kimco Realty Corp. REIT		19,632	527,119
Macerich Co. (The) REIT		6,445	543,507
Plum Creek Timber Co., Inc. REIT		8,209	356,681
Prologis, Inc. REIT		23,480	1,022,789
Public Storage REIT		6,598	1,300,730
Simon Property Group, Inc. REIT		14,505	2,837,758
SL Green Realty Corp. REIT		4,591	589,393
Ventas, Inc. REIT		15,180	1,108,444
Vornado Realty Trust REIT		8,082	905,184

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Weyerhaeuser Co. REIT		23,917	$792,849

			21,528,155

Real Estate Management & Development—0.1%
CBRE Group, Inc., Class A	*	12,385	479,423

Road & Rail—0.9%
CSX Corp.		45,841	1,518,254
Kansas City Southern		4,977	508,052
Norfolk Southern Corp.		14,171	1,458,479
Ryder System, Inc.		2,636	250,130
Union Pacific Corp.		41,396	4,483,601

			8,218,516

Semiconductors & Semiconductor Equipment—2.3%
Altera Corp.		14,097	604,902
Analog Devices, Inc.		14,047	884,961
Applied Materials, Inc.		57,139	1,289,056
Avago Technologies Ltd. (Singapore)		11,825	1,501,538
Broadcom Corp., Class A		25,416	1,100,386
First Solar, Inc.	*	3,784	226,245
Intel Corp.		221,104	6,913,922
KLA-Tencor Corp.		7,665	446,793
Lam Research Corp.		7,141	501,548
Linear Technology Corp.		10,740	502,632
Microchip Technology, Inc.	†	8,871	433,792
Micron Technology, Inc.	*	49,160	1,333,711
NVIDIA Corp.		23,243	486,360
Skyworks Solutions, Inc.		8,847	869,572
Texas Instruments, Inc.		48,872	2,794,745
Xilinx, Inc.		11,845	501,044

			20,391,207

Software—3.5%
Adobe Systems, Inc.	*	21,699	1,604,424
Autodesk, Inc.	*	10,532	617,596
CA, Inc.		15,437	503,401
Citrix Systems, Inc.	*	7,220	461,141
Electronic Arts, Inc.	*	14,543	855,347
Intuit, Inc.		13,080	1,268,237
Microsoft Corp.		382,358	15,544,764
Oracle Corp.		149,684	6,458,865
Red Hat, Inc.	*	8,989	680,917
salesforce.com, Inc.	*	27,937	1,866,471
Symantec Corp.		31,729	741,348

			30,602,511

Specialty Retail—2.4%
AutoNation, Inc.	*	3,271	210,424
AutoZone, Inc.	*	1,450	989,132
Bed Bath & Beyond, Inc.	*	8,785	674,468
Best Buy Co., Inc.		13,694	517,496
CarMax, Inc.	*	9,662	666,775
GameStop Corp., Class A	†	5,645	214,284
Gap, Inc. (The)		12,534	543,098
Home Depot, Inc. (The)		61,303	6,964,634
L Brands, Inc.		11,389	1,073,869
Lowe’s Cos., Inc.		45,356	3,374,033
O’Reilly Automotive, Inc.	*	4,633	1,001,840
Ross Stores, Inc.		9,764	1,028,735
Staples, Inc.		29,951	487,752
Tiffany & Co.		5,133	451,755
TJX Cos., Inc. (The)		31,740	2,223,387
Tractor Supply Co.		6,393	543,789

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint 500 Stock Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
Urban Outfitters, Inc. *	5,185	$236,695

		21,202,166

Technology Hardware, Storage & Peripherals—4.7%
Apple, Inc.	271,297	33,757,486
EMC Corp.	93,302	2,384,799
Hewlett-Packard Co.	85,213	2,655,237
NetApp, Inc.	14,034	497,646
SanDisk Corp.	10,377	660,185
Seagate Technology plc	15,188	790,231
Western Digital Corp.	9,908	901,727

		41,647,311

Textiles, Apparel & Luxury Goods—0.9%
Coach, Inc.	13,227	547,995
Fossil Group, Inc. *	1,982	163,416
Hanesbrands, Inc.	18,656	625,163
Michael Kors Holdings Ltd. (United Kingdom) *	9,572	629,359
NIKE, Inc., Class B	32,164	3,227,014
PVH Corp.	3,643	388,198
Ralph Lauren Corp.	2,860	376,090
Under Armour, Inc., Class A *	7,807	630,415
V.F. Corp.	16,224	1,221,829

		7,809,479

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.	23,065	241,721
People’s United Financial, Inc.	15,399	234,065

		475,786

Tobacco—1.4%
Altria Group, Inc.	92,020	4,602,840
Lorillard, Inc.	16,919	1,105,657
Philip Morris International, Inc.	72,306	5,446,811
Reynolds American, Inc.	14,110	972,320

		12,127,628

Trading Companies & Distributors—0.2%
Fastenal Co.	13,104	542,964
United Rentals, Inc. *	4,384	399,646
W.W. Grainger, Inc.	2,841	669,936

		1,612,546

TOTAL COMMON STOCKS (Cost $521,147,097)		852,144,418

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.089%	09/17/2015	‡‡	$1,325,000	1,324,409
0.013%	06/04/2015	‡‡	110,000	109,998

				1,434,407

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,434,440)				1,434,407

		Shares	Value
MONEY MARKET FUNDS—3.9%
Institutional Money Market Funds—3.9%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	550,000	550,000

Vantagepoint 500 Stock Index Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		¥31,512,969	$31,512,969
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%	††¥	117,894	117,894
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.09%	††¥	500,000	500,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.08%	††¥	500,000	500,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%	††¥	550,000	550,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.10%	††¥	550,000	550,000

TOTAL MONEY MARKET FUNDS (Cost $34,280,863)			34,280,863

TOTAL INVESTMENTS—100.2% (Cost $556,862,400)			887,859,688
Other assets less liabilities—(0.2%)			(2,150,008)

NET ASSETS—100.0%			$885,709,680

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—98.9%
Aerospace & Defense—2.6%
AAR Corp.		1,489	$45,712
American Science & Engineering, Inc.		435	21,254
Astronics Corp.	*	645	47,536
B/E Aerospace, Inc.		4,159	264,596
Boeing Co. (The)		28,498	4,276,980
Cubic Corp.		476	24,642
Curtiss-Wright Corp.		2,112	156,161
DigitalGlobe, Inc.	*	3,780	128,785
Engility Holdings, Inc.		622	18,685
Esterline Technologies Corp.	*	1,049	120,027
Exelis, Inc.		6,875	167,544
GenCorp, Inc.	*	1,629	37,776
General Dynamics Corp.		11,990	1,627,403
HEICO Corp.		3,163	193,164
Hexcel Corp.		4,757	244,605
Honeywell International, Inc.		30,506	3,182,081
Huntington Ingalls Industries, Inc.		1,897	265,865
KLX, Inc.	*	2,079	80,125
Kratos Defense & Security Solutions, Inc.	*	832	4,601
L-3 Communications Holdings, Inc.		3,222	405,295
Lockheed Martin Corp.		10,595	2,150,361
Moog, Inc., Class A	*	1,446	108,522
National Presto Industries, Inc.	†	535	33,914
Northrop Grumman Corp.		7,805	1,256,293
Orbital ATK, Inc.		2,503	191,805
Precision Castparts Corp.		5,732	1,203,720
Raytheon Co.		12,251	1,338,422
Rockwell Collins, Inc.		5,705	550,818
Spirit AeroSystems Holdings, Inc., Class A	*	7,021	366,566
TASER International, Inc.	*†	2,292	55,260
Teledyne Technologies, Inc.	*	1,228	131,064
Textron, Inc.		12,237	542,466
TransDigm Group, Inc.		2,305	504,150
Triumph Group, Inc.		1,644	98,180
United Technologies Corp.		35,824	4,198,573
Vectrus, Inc.	*	276	7,035

			24,049,986

Air Freight & Logistics—0.6%
Atlas Air Worldwide Holdings, Inc.	*	600	25,812
C.H. Robinson Worldwide, Inc.		6,357	465,460
Expeditors International of Washington, Inc.		7,178	345,836
FedEx Corp.		11,554	1,911,609
Forward Air Corp.		1,431	77,703
Hub Group, Inc., Class A	*	2,400	94,296
United Parcel Service, Inc., Class B		27,680	2,683,299
UTi Worldwide, Inc.	*	2,208	27,158
XPO Logistics, Inc.	*	1,665	75,708

			5,706,881

Airlines—0.7%
Alaska Air Group, Inc.		5,372	355,519
Allegiant Travel Co.		412	79,223
American Airlines Group, Inc.		27,796	1,467,073
Copa Holdings SA, Class A (Panama)	†	1,841	185,886
Delta Air Lines, Inc.		33,027	1,484,894
Hawaiian Holdings, Inc.	*†	1,288	28,368
JetBlue Airways Corp.	*	8,572	165,011
Republic Airways Holdings, Inc.	*	2,384	32,780
SkyWest, Inc.		2,390	34,918
Southwest Airlines Co.		26,758	1,185,379

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Spirit Airlines, Inc.	*	3,308	$255,907
United Continental Holdings, Inc.	*	14,383	967,257

			6,242,215

Auto Components—0.5%
American Axle & Manufacturing Holdings, Inc.	*	2,113	54,579
BorgWarner, Inc.		8,954	541,538
Cooper Tire & Rubber Co.		3,066	131,347
Dana Holding Corp.		5,645	119,448
Dorman Products, Inc.	*†	1,022	50,844
Drew Industries, Inc.		2,207	135,819
Fuel Systems Solutions, Inc.	*	769	8,490
Gentex Corp.		13,188	241,340
Gentherm, Inc.	*	2,107	106,425
Goodyear Tire & Rubber Co. (The)		9,437	255,554
Johnson Controls, Inc.		25,420	1,282,185
Lear Corp.		3,353	371,579
Modine Manufacturing Co.	*	1,208	16,272
Motorcar Parts of America, Inc.	*	1,792	49,800
Remy International, Inc.		560	12,437
Shiloh Industries, Inc.	*	1,441	20,232
Superior Industries International, Inc.		1,102	20,861
Tenneco, Inc.	*	2,375	136,372
TRW Automotive Holdings Corp.	*	4,065	426,215
Visteon Corp.	*	2,509	241,868

			4,223,205

Automobiles—0.7%
Ford Motor Co.		150,351	2,426,665
General Motors Co.		63,102	2,366,325
Harley-Davidson, Inc.		8,168	496,124
Tesla Motors, Inc.	*†	3,639	686,934
Thor Industries, Inc.		1,221	77,180
Winnebago Industries, Inc.	†	1,432	30,444

			6,083,672

Banks—5.5%
1st Source Corp.		1,180	37,913
Ameris Bancorp		1,457	38,450
Associated Banc-Corp		5,110	95,046
BancFirst Corp.		642	39,149
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)		1,260	41,315
BancorpSouth, Inc.		3,611	83,847
Bank of America Corp.		413,023	6,356,424
Bank of Hawaii Corp.		1,898	116,177
Bank of the Ozarks, Inc.		2,505	92,510
BankUnited, Inc.		4,777	156,399
Banner Corp.		860	39,474
BB&T Corp.		27,493	1,071,952
BBCN Bancorp, Inc./California		7,132	103,200
BOK Financial Corp.	†	801	49,037
Boston Private Financial Holdings, Inc.		1,297	15,759
Bridge Bancorp, Inc.		3,091	79,841
Bryn Mawr Bank Corp.		1,058	32,174
Capital City Bank Group, Inc.		1,113	18,086
Cardinal Financial Corp.		1,142	22,817
Cascade Bancorp	*	219	1,051
Cathay General Bancorp		2,082	59,233
Catskill Litigation Trust	*‡d	582	—
Central Pacific Financial Corp.		103	2,366
Chemical Financial Corp.		1,552	48,671
CIT Group, Inc.		7,587	342,325
Citigroup, Inc.		119,454	6,154,270

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Citizens & Northern Corp.		3,618	$73,011
Citizens Financial Group, Inc.		5,381	129,844
City Holding Co.	†	250	11,757
City National Corp./California		1,548	137,896
CNB Financial Corp./Pennsylvania		4,147	70,582
CoBiz Financial, Inc.		1,063	13,096
Columbia Banking System, Inc.		1,334	38,646
Comerica, Inc.		7,542	340,370
Commerce Bancshares, Inc./Missouri		3,151	133,350
Community Bank System, Inc.		1,402	49,617
Community Trust Bancorp, Inc.		731	24,240
Cullen/Frost Bankers, Inc.		2,502	172,838
CVB Financial Corp.		4,084	65,099
East West Bancorp, Inc.		6,997	283,099
Fidelity Southern Corp.		1,592	26,873
Fifth Third Bancorp		32,850	619,222
Financial Institutions, Inc.		2,741	62,851
First BanCorp. (Puerto Rico)	*	322	1,996
First Bancorp/North Carolina		4,779	83,919
First Busey Corp.		2,407	16,103
First Citizens BancShares, Inc./North Carolina, Class A		254	65,961
First Commonwealth Financial Corp.		2,619	23,571
First Connecticut Bancorp, Inc./Farmington CT		5,036	77,403
First Financial Bancorp		1,895	33,750
First Financial Bankshares, Inc.	†	1,000	27,640
First Horizon National Corp.		8,735	124,823
First Merchants Corp.		874	20,574
First Midwest Bancorp, Inc./Illinois		2,002	34,775
First Niagara Financial Group, Inc.		10,034	88,701
First of Long Island Corp. (The)		1,479	37,714
First Republic Bank/California		4,803	274,203
FirstMerit Corp.		8,833	168,357
FNB Corp./Pennsylvania		4,685	61,561
Fulton Financial Corp.		6,533	80,617
Glacier Bancorp, Inc.		1,771	44,541
Guaranty Bancorp		1,060	17,978
Hancock Holding Co.		2,032	60,675
Hanmi Financial Corp.		900	19,035
Heritage Financial Corp./Washington		4,736	80,512
Hilltop Holdings, Inc.	*	1,510	29,354
Home Bancshares, Inc./Arkansas		2,340	79,303
HomeTrust Bancshares, Inc.	*	5,108	81,575
Huntington Bancshares, Inc./Ohio		31,066	343,279
IBERIABANK Corp.		966	60,887
Independent Bank Corp./Massachusetts		874	38,342
International Bancshares Corp.		3,248	84,545
Investors Bancorp, Inc.		13,623	159,662
JPMorgan Chase & Co.		148,794	9,013,941
KeyCorp		33,148	469,376
LegacyTexas Financial Group, Inc.		1,733	39,391
M&T Bank Corp.		5,079	645,033
MB Financial, Inc.		2,119	66,346
Merchants Bancshares, Inc.		2,994	87,335
MidSouth Bancorp, Inc.		3,675	54,206
MidWestOne Financial Group, Inc.		3,251	93,726
National Penn Bancshares, Inc.		2,758	29,704
NBT Bancorp, Inc.		1,000	25,060
Old National Bancorp/Indiana		3,552	50,403
PacWest Bancorp		3,898	182,777
Park National Corp.		728	62,288
Park Sterling Corp.		6,371	45,234

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Peoples Bancorp, Inc./Ohio		2,756	$65,152
Pinnacle Financial Partners, Inc.		1,818	80,828
PNC Financial Services Group, Inc. (The)		20,829	1,942,096
Popular, Inc. (Puerto Rico)	*	5,380	185,018
PrivateBancorp, Inc.		2,295	80,715
Prosperity Bancshares, Inc.		2,300	120,704
Regions Financial Corp.		53,680	507,276
Republic Bancorp, Inc./Kentucky, Class A		1,603	39,642
Republic First Bancorp, Inc.	*†	7,783	28,252
S&T Bancorp, Inc.		955	27,103
Sandy Spring Bancorp, Inc.		344	9,023
Signature Bank/New York	*	1,900	246,202
Simmons First National Corp., Class A		911	41,423
South State Corp.		2,017	137,943
State Bank Financial Corp.		4,194	88,074
Sterling Bancorp/New York	†	5,533	74,198
Suffolk Bancorp		3,336	79,263
SunTrust Banks, Inc.		20,095	825,704
Susquehanna Bancshares, Inc.		15,304	209,818
SVB Financial Group	*	1,736	220,541
Synovus Financial Corp.		5,952	166,716
TCF Financial Corp.		6,104	95,955
Texas Capital Bancshares, Inc.	*	2,821	137,242
Tompkins Financial Corp.		730	39,310
TowneBank/Virginia		1,448	23,284
Trustmark Corp.		2,635	63,978
U.S. Bancorp/Minnesota		67,244	2,936,545
UMB Financial Corp.		1,211	64,050
Umpqua Holdings Corp.		9,721	167,007
Union Bankshares Corp.		1,503	33,382
United Bankshares, Inc./West Virginia		2,134	80,196
United Community Banks, Inc./Georgia		454	8,572
Valley National Bancorp	†	6,899	65,127
Washington Trust Bancorp, Inc.		500	19,095
Webster Financial Corp.		2,393	88,661
Wells Fargo & Co.		188,675	10,263,920
WesBanco, Inc.		4,434	144,460
Westamerica Bancorporation	†	288	12,444
Western Alliance Bancorp	*	2,725	80,769
Wintrust Financial Corp.		1,017	48,491
Zions Bancorporation		9,159	247,293

			50,331,525

Beverages—1.7%
Boston Beer Co., Inc. (The), Class A	*	609	162,847
Brown-Forman Corp., Class B		5,966	539,028
Coca-Cola Bottling Co. Consolidated		437	49,407
Coca-Cola Co. (The)		157,104	6,370,567
Coca-Cola Enterprises, Inc.		8,850	391,170
Constellation Brands, Inc., Class A	*	6,550	761,176
Dr. Pepper Snapple Group, Inc.		7,323	574,709
Molson Coors Brewing Co., Class B		6,229	463,749
Monster Beverage Corp.	*	5,360	741,797
PepsiCo, Inc.		59,949	5,732,323

			15,786,773

Biotechnology—3.3%
ACADIA Pharmaceuticals, Inc.	*†	3,025	98,585
Achillion Pharmaceuticals, Inc.	*†	5,414	53,382
Acorda Therapeutics, Inc.	*	674	22,431
Aegerion Pharmaceuticals, Inc.	*	1,499	39,229
Agios Pharmaceuticals, Inc.	*	396	37,343
Alexion Pharmaceuticals, Inc.	*	7,738	1,340,995
Alkermes plc (Ireland)	*	5,289	322,470

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Alnylam Pharmaceuticals, Inc.	*	2,817	$294,151
AMAG Pharmaceuticals, Inc.	*	834	45,586
Amgen, Inc.		29,524	4,719,411
Anacor Pharmaceuticals, Inc.	*	2,424	140,228
Arena Pharmaceuticals, Inc.	*†	9,689	42,341
ARIAD Pharmaceuticals, Inc.	*†	5,175	42,642
Array BioPharma, Inc.	*†	4,333	31,934
Arrowhead Research Corp.	*†	2,896	19,591
BioCryst Pharmaceuticals, Inc.	*†	3,439	31,054
Biogen Idec, Inc.	*	9,257	3,908,676
BioMarin Pharmaceutical, Inc.	*	5,932	739,246
Bluebird Bio, Inc.	*	1,065	128,620
Celgene Corp.	*	31,269	3,604,690
Celldex Therapeutics, Inc.	*	6,204	172,906
Cepheid, Inc.	*	2,341	133,203
Chimerix, Inc.	*	1,123	42,326
Clovis Oncology, Inc.	*†	1,475	109,489
CytRx Corp.	*†	9,490	31,981
Dyax Corp.	*	4,812	80,625
Dynavax Technologies Corp.	*†	2,946	66,079
Emergent Biosolutions, Inc.	*	1,319	37,934
Exact Sciences Corp.	*†	6,789	149,494
Exelixis, Inc.	*†	15,393	39,560
Galectin Therapeutics, Inc.	*†	2,900	9,715
Galena Biopharma, Inc.	*†	15,289	21,252
Genomic Health, Inc.	*†	1,284	39,226
Geron Corp.	*†	4,719	17,791
Gilead Sciences, Inc.	*	60,030	5,890,744
Halozyme Therapeutics, Inc.	*†	6,362	90,849
Heron Therapeutics, Inc.	*	3,218	46,822
ImmunoGen, Inc.	*†	1,323	11,841
Immunomedics, Inc.	*†	2,141	8,200
Incyte Corp.	*	5,355	490,839
Inovio Pharmaceuticals, Inc.	*†	4,267	34,819
Insmed, Inc.	*	2,696	56,077
Intercept Pharmaceuticals, Inc.	*†	507	142,984
Intrexon Corp.	*†	1,662	75,405
Ironwood Pharmaceuticals, Inc.	*	7,019	112,304
Isis Pharmaceuticals, Inc.	*†	5,904	375,908
Keryx Biopharmaceuticals, Inc.	*†	5,221	66,463
Lexicon Pharmaceuticals, Inc.	*†	2,343	2,213
Ligand Pharmaceuticals, Inc.	*†	815	62,845
MannKind Corp.	*†	8,369	43,519
Medivation, Inc.	*	3,462	446,840
Merrimack Pharmaceuticals, Inc.	*†	5,739	68,179
MiMedx Group, Inc.	*†	5,999	62,390
Momenta Pharmaceuticals, Inc.	*	2,618	39,794
Myriad Genetics, Inc.	*†	4,124	145,990
Neuralstem, Inc.	*†	9,512	18,073
Neurocrine Biosciences, Inc.	*	2,588	102,769
NewLink Genetics Corp.	*†	3,326	181,965
Northwest Biotherapeutics, Inc.	*†	5,699	42,002
Novavax, Inc.	*†	10,201	84,362
OPKO Health, Inc.	*†	14,466	204,983
Orexigen Therapeutics, Inc.	*†	6,895	53,988
Osiris Therapeutics, Inc.	*†	1,402	24,647
PDL BioPharma, Inc.	†	3,841	27,021
Peregrine Pharmaceuticals, Inc.	*†	20,036	27,049
Pharmacyclics, Inc.	*	2,440	624,518
Portola Pharmaceuticals, Inc.	*	1,194	45,324
Progenics Pharmaceuticals, Inc.	*	793	4,742
Prothena Corp. plc (Ireland)	*	1,778	67,813
PTC Therapeutics, Inc.	*	1,567	95,352

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Puma Biotechnology, Inc.	*†	853	$201,402
Raptor Pharmaceutical Corp.	*†	3,794	41,241
Receptos, Inc.	*	1,037	170,991
Regeneron Pharmaceuticals, Inc.	*	3,165	1,428,934
Retrophin, Inc.	*†	3,586	85,921
Rigel Pharmaceuticals, Inc.	*	1,882	6,719
Sangamo BioSciences, Inc.	*	2,626	41,176
Sarepta Therapeutics, Inc.	*†	2,129	28,273
Seattle Genetics, Inc.	*†	3,191	112,802
Synageva BioPharma Corp.	*†	1,031	100,553
Synergy Pharmaceuticals, Inc.	*†	6,708	30,991
TG Therapeutics, Inc.	*†	4,138	64,056
Threshold Pharmaceuticals, Inc.	*†	6,119	24,843
United Therapeutics Corp.	*	1,828	315,211
Vanda Pharmaceuticals, Inc.	*†	2,680	24,924
Vertex Pharmaceuticals, Inc.	*	9,580	1,130,153
XOMA Corp.	*†	9,130	33,233
ZIOPHARM Oncology, Inc.	*†	16,393	176,553

			30,511,795

Building Products—0.3%
A.O. Smith Corp.		4,024	264,216
Allegion plc (Ireland)		3,761	230,060
American Woodmark Corp.	*	800	43,784
Apogee Enterprises, Inc.		1,250	54,000
Armstrong World Industries, Inc.	*	1,413	81,205
Fortune Brands Home & Security, Inc.		5,665	268,974
Gibraltar Industries, Inc.	*	1,188	19,495
Griffon Corp.		1,288	22,450
Lennox International, Inc.		2,437	272,188
Masco Corp.		16,508	440,764
Masonite International Corp.	*	741	49,840
NCI Building Systems, Inc.	*	246	4,251
Owens Corning, Inc.		3,682	159,799
Patrick Industries, Inc.	*	974	60,651
Quanex Building Products Corp.		1,671	32,985
Simpson Manufacturing Co., Inc.		2,084	77,879
Trex Co., Inc.	*	1,462	79,723
Universal Forest Products, Inc.		1,121	62,193
USG Corp.	*†	3,348	89,392

			2,313,849

Capital Markets—2.2%
Actua Corp.	*	4,779	74,027
Affiliated Managers Group, Inc.	*	2,083	447,387
Ameriprise Financial, Inc.		7,388	966,646
Arlington Asset Investment Corp., Class A	†	304	7,314
Artisan Partners Asset Management, Inc., Class A		707	32,140
Ashford, Inc.	*	48	5,701
Bank of New York Mellon Corp. (The)		44,286	1,782,069
BGC Partners, Inc., Class A		7,270	68,702
BlackRock, Inc.		5,053	1,848,590
Calamos Asset Management, Inc., Class A		1,800	24,210
Charles Schwab Corp. (The)		44,155	1,344,078
CIFC Corp.	†	4,547	34,785
Cowen Group, Inc., Class A	*	2,582	13,426
Diamond Hill Investment Group, Inc.		331	52,960
E*TRADE Financial Corp.	*	13,474	384,750
Eaton Vance Corp.		5,282	219,942
Evercore Partners, Inc., Class A		2,410	124,501
Federated Investors, Inc., Class B		3,745	126,918
Financial Engines, Inc.	†	1,762	73,704
Franklin Resources, Inc.		15,516	796,281

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
GAMCO Investors, Inc., Class A		558	$43,809
Goldman Sachs Group, Inc. (The)		17,512	3,291,731
Greenhill & Co., Inc.		495	19,627
HFF, Inc., Class A		949	35,625
Interactive Brokers Group, Inc., Class A		1,570	53,411
INTL FCStone, Inc.	*	507	15,073
Invesco Ltd.		16,610	659,251
Investment Technology Group, Inc.	*	2,078	62,984
Janus Capital Group, Inc.	†	6,411	110,205
KCG Holdings, Inc., Class A	*	444	5,443
Ladenburg Thalmann Financial Services, Inc.	*†	18,032	69,604
Lazard Ltd., Class A (Bermuda)		5,918	311,228
Legg Mason, Inc.		3,981	219,751
LPL Financial Holdings, Inc.	†	2,478	108,685
Morgan Stanley		60,297	2,152,000
Northern Trust Corp.		9,019	628,173
NorthStar Asset Management Group, Inc.		7,137	166,578
Piper Jaffray Cos.	*	963	50,519
Pzena Investment Management, Inc., Class A		6,659	61,063
Raymond James Financial, Inc.		4,128	234,388
Safeguard Scientifics, Inc.	*	678	12,258
SEI Investments Co.		5,918	260,925
State Street Corp.		16,546	1,216,627
Stifel Financial Corp.	*	2,724	151,863
T. Rowe Price Group, Inc.		9,852	797,815
TD Ameritrade Holding Corp.		9,598	357,621
Virtus Investment Partners, Inc.		210	27,462
Waddell & Reed Financial, Inc., Class A		3,971	196,723
Walter Investment Management Corp.	*†	1,972	31,848
Westwood Holdings Group, Inc.		1,027	61,928
WisdomTree Investments, Inc.		3,701	79,423

			19,921,772

Chemicals—2.4%
A. Schulman, Inc.		1,444	69,601
Air Products & Chemicals, Inc.		8,124	1,228,999
Airgas, Inc.		2,915	309,311
Albemarle Corp.		4,839	255,693
Ashland, Inc.		2,794	355,704
Axalta Coating Systems Ltd.	*	1,343	37,094
Axiall Corp.		2,616	122,795
Balchem Corp.		655	36,274
Cabot Corp.		2,693	121,185
Calgon Carbon Corp.		3,184	67,087
Celanese Corp., Series A		5,922	330,803
CF Industries Holdings, Inc.		2,079	589,771
Chemtura Corp.	*	5,201	141,935
Cytec Industries, Inc.		3,288	177,683
Dow Chemical Co. (The)		47,213	2,265,280
E.I. Du Pont de Nemours & Co.		35,815	2,559,698
Eastman Chemical Co.		6,221	430,866
Ecolab, Inc.		10,184	1,164,846
Ferro Corp.	*	1,818	22,816
Flotek Industries, Inc.	*†	1,303	19,206
FMC Corp.		5,510	315,447
H.B. Fuller Co.		2,570	110,176
Huntsman Corp.		7,052	156,343
Innophos Holdings, Inc.		588	33,140
International Flavors & Fragrances, Inc.		3,643	427,688
Intrepid Potash, Inc.	*†	1,172	13,537
Koppers Holdings, Inc.		1,582	31,134
Kronos Worldwide, Inc.		2,262	28,614

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
LSB Industries, Inc.	*	1,411	$58,317
LyondellBasell Industries NV, Class A		16,372	1,437,462
Minerals Technologies, Inc.		1,736	126,902
Monsanto Co.		18,989	2,137,022
Mosaic Co. (The)		12,715	585,653
NewMarket Corp.		378	180,608
Olin Corp.		2,796	89,584
OM Group, Inc.		1,147	34,444
OMNOVA Solutions, Inc.	*	6,478	55,257
Platform Specialty Products Corp.	*	3,070	78,776
PolyOne Corp.		3,321	124,039
PPG Industries, Inc.		5,366	1,210,248
Praxair, Inc.		11,518	1,390,683
Quaker Chemical Corp.		483	41,364
Rayonier Advanced Materials, Inc.		1,668	24,853
Rentech, Inc.	*	38,127	42,702
RPM International, Inc.		4,832	231,888
Scotts Miracle-Gro Co. (The), Class A		1,662	111,637
Sensient Technologies Corp.		2,027	139,620
Sherwin-Williams Co. (The)		3,473	988,068
Sigma-Aldrich Corp.		4,492	621,019
Stepan Co.		1,112	46,326
Tredegar Corp.		1,606	32,297
Tronox Ltd., Class A		1,637	33,280
Valspar Corp. (The)		4,039	339,397
W.R. Grace & Co.	*	3,427	338,827
Westlake Chemical Corp.	†	2,558	184,022
Zep, Inc.		936	15,940

			22,122,961

Commercial Services & Supplies—0.6%
ABM Industries, Inc.		2,291	72,991
ACCO Brands Corp.	*	2,302	19,130
ADT Corp. (The)		7,488	310,902
Brady Corp., Class A		2,402	67,953
Brink’s Co. (The)		2,084	57,581
Cenveo, Inc.	*†	4,741	10,146
Cintas Corp.		3,889	317,459
Civeo Corp.		4,052	10,292
Clean Harbors, Inc.	*	2,414	137,067
Copart, Inc.	*	3,803	142,879
Covanta Holding Corp.		4,185	93,870
Deluxe Corp.		2,098	145,349
Ennis, Inc.		695	9,813
G&K Services, Inc., Class A		1,008	73,110
Healthcare Services Group, Inc.	†	4,963	159,461
Herman Miller, Inc.		3,155	87,583
HNI Corp.		2,512	138,587
Interface, Inc.		3,357	69,758
KAR Auction Services, Inc.		4,303	163,213
Kimball International, Inc., Class B		1,500	15,720
Knoll, Inc.		2,701	63,284
Matthews International Corp., Class A		1,052	54,189
McGrath RentCorp		916	30,146
Mobile Mini, Inc.		2,000	85,280
MSA Safety, Inc.		1,444	72,027
NL Industries, Inc.	*	2,111	16,360
Pitney Bowes, Inc.		7,953	185,464
R.R. Donnelley & Sons Co.	†	10,168	195,124
Republic Services, Inc.		11,229	455,448
Rollins, Inc.		2,229	55,123
Steelcase, Inc., Class A		1,992	37,729
Stericycle, Inc.	*	3,138	440,669
Tetra Tech, Inc.		2,114	50,778

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Tyco International plc		15,636	$673,286
Unifirst Corp.		300	35,307
United Stationers, Inc.		2,556	104,770
US Ecology, Inc.		824	41,175
Viad Corp.		937	26,067
Waste Connections, Inc.		4,341	208,976
Waste Management, Inc.		17,744	962,257
West Corp.		1,023	34,506

			5,930,829

Communications Equipment—1.5%
ADTRAN, Inc.		3,197	59,688
ARRIS Group, Inc.	*	3,613	104,398
Aruba Networks, Inc.	*	4,159	101,854
Black Box Corp.		865	18,104
Brocade Communications Systems, Inc.		14,008	166,205
CalAmp Corp.	*†	550	8,904
Ciena Corp.	*	5,950	114,895
Cisco Systems, Inc.		200,168	5,509,624
CommScope Holding Co., Inc.	*	1,638	46,749
Comtech Telecommunications Corp.		1,350	39,083
Digi International, Inc.	*	1,976	19,720
EchoStar Corp., Class A	*	1,877	97,078
Emulex Corp.	*	3,408	27,162
Extreme Networks, Inc.	*	4,491	14,192
F5 Networks, Inc.	*	2,664	306,200
Finisar Corp.	*	7,171	153,029
Harmonic, Inc.	*	2,820	20,896
Harris Corp.		3,891	306,455
Infinera Corp.	*	4,191	82,437
InterDigital, Inc.		2,803	142,224
Ixia	*	2,330	28,263
JDS Uniphase Corp.	*	7,444	97,665
Juniper Networks, Inc.		17,553	396,347
KVH Industries, Inc.	*	375	5,670
Motorola Solutions, Inc.		8,298	553,228
NETGEAR, Inc.	*	1,206	39,653
Numerex Corp., Class A	*†	1,800	20,520
Palo Alto Networks, Inc.	*	2,788	407,271
ParkerVision, Inc.	*†	1,052	873
Plantronics, Inc.		1,826	96,687
Polycom, Inc.	*	8,354	111,944
QUALCOMM, Inc.		65,972	4,574,498
Riverbed Technology, Inc.	*	5,404	112,998
Sonus Networks, Inc.	*	2,140	16,863
Ubiquiti Networks, Inc.	†	904	26,713
ViaSat, Inc.	*	1,190	70,936

			13,899,026

Construction & Engineering—0.2%
AECOM	*	8,775	270,445
Aegion Corp.	*	1,223	22,075
Ameresco, Inc., Class A	*	5,845	43,253
Chicago Bridge & Iron Co. NV (Netherlands)	†	4,114	202,656
Comfort Systems USA, Inc.		2,179	45,846
Dycom Industries, Inc.	*	2,076	101,392
EMCOR Group, Inc.		2,908	135,135
Fluor Corp.		6,816	389,603
Furmanite Corp.	*	1,100	8,679
Granite Construction, Inc.		1,889	66,379
Jacobs Engineering Group, Inc.	*	4,968	224,355
KBR, Inc.		6,464	93,599
Layne Christensen Co.	*†	510	2,555

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
MasTec, Inc.	*	2,049	$39,546
Quanta Services, Inc.	*	8,861	252,804
Sterling Construction Co., Inc.	*	4,506	20,367
Tutor Perini Corp.	*	960	22,416

			1,941,105

Construction Materials—0.1%
Eagle Materials, Inc.		2,083	174,056
Headwaters, Inc.	*	2,095	38,422
Martin Marietta Materials, Inc.		2,213	309,377
Vulcan Materials Co.		6,242	526,201

			1,048,056

Consumer Finance—0.8%
Ally Financial, Inc.	*	9,196	192,932
American Express Co.		35,287	2,756,620
Capital One Financial Corp.		22,188	1,748,858
Cash America International, Inc.		685	15,961
Consumer Portfolio Services, Inc.	*	5,110	35,719
Credit Acceptance Corp.	*	253	49,335
Discover Financial Services		18,027	1,015,821
Encore Capital Group, Inc.	*†	851	35,393
Enova International, Inc.	*	626	12,326
Ezcorp, Inc., Class A	*	2,031	18,543
First Cash Financial Services, Inc.	*	2,461	114,486
Navient Corp.		18,104	368,054
Nelnet, Inc., Class A		481	22,761
PRA Group, Inc.	*	1,512	82,132
Santander Consumer USA Holdings, Inc.		1,889	43,712
SLM Corp.	*	18,104	168,005
Springleaf Holdings, Inc.	*	1,077	55,756
Synchrony Financial	*	4,282	129,959
World Acceptance Corp.	*†	639	46,596

			6,912,969

Containers & Packaging—0.4%
AEP Industries, Inc.	*	372	20,475
AptarGroup, Inc.		3,130	198,818
Avery Dennison Corp.		3,924	207,619
Ball Corp.		6,557	463,187
Bemis Co., Inc.		3,374	156,250
Berry Plastics Group, Inc.	*	2,675	96,808
Crown Holdings, Inc.	*	5,070	273,881
Graphic Packaging Holding Co.		11,052	160,696
Greif, Inc., Class A		852	33,458
MeadWestvaco Corp.		6,183	308,346
Myers Industries, Inc.		1,716	30,082
Owens-Illinois, Inc.	*	6,064	141,412
Packaging Corp. of America		4,339	339,266
Rock-Tenn Co., Class A		5,176	333,852
Sealed Air Corp.		7,726	351,997
Silgan Holdings, Inc.		1,615	93,880
Sonoco Products Co.		3,353	152,427

			3,362,454

Distributors—0.1%
Core-Mark Holding Co., Inc.		515	33,125
Genuine Parts Co.		6,041	562,961
LKQ Corp.	*	11,438	292,355
Pool Corp.		2,434	169,796
VOXX International Corp.	*	1,218	11,157

			1,069,394

Diversified Consumer Services—0.2%
American Public Education, Inc.	*	698	20,926

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Apollo Education Group, Inc.	*	3,118	$58,993
Ascent Capital Group, Inc., Class A	*	545	21,696
Bright Horizons Family Solutions, Inc.	*	712	36,504
Career Education Corp.	*	4,167	20,960
Chegg, Inc.	*†	5,262	41,833
DeVry Education Group, Inc.		2,980	99,413
Graham Holdings Co., Class B		226	237,216
Grand Canyon Education, Inc.	*	3,129	135,486
H&R Block, Inc.		11,402	365,662
Houghton Mifflin Harcourt Co.	*	2,131	50,036
ITT Educational Services, Inc.	*†	335	2,275
LifeLock, Inc.	*	3,002	42,358
Regis Corp.	*	1,818	29,742
Service Corp. International		10,864	283,007
ServiceMaster Global Holdings, Inc.	*	1,278	43,133
Sotheby’s		2,623	110,848
Steiner Leisure Ltd. (Bahamas)	*	1,503	71,242
Strayer Education, Inc.	*†	551	29,429
Universal Technical Institute, Inc.		418	4,013
Weight Watchers International, Inc.	*	1,826	12,764

			1,717,536

Diversified Financial Services—1.8%
Berkshire Hathaway, Inc., Class B	*	71,757	10,355,970
CBOE Holdings, Inc.		3,873	222,330
CME Group, Inc.		12,281	1,163,134
FNFV Group	*†	3,132	44,161
Intercontinental Exchange, Inc.		4,413	1,029,421
Leucadia National Corp.		12,939	288,410
MarketAxess Holdings, Inc.		1,202	99,646
McGraw Hill Financial, Inc.		10,592	1,095,213
Moody’s Corp.		8,073	837,977
MSCI, Inc.		4,088	250,635
NASDAQ OMX Group, Inc. (The)		5,431	276,655
PHH Corp.	*	2,212	53,464
PICO Holdings, Inc.	*	1,150	18,641
Resource America, Inc., Class A		1,287	11,712
Tiptree Financial, Inc., Class A	*	4,605	30,531
Voya Financial, Inc.		5,224	225,207

			16,003,107

Diversified Telecommunication Services—1.8%
8x8, Inc.	*	3,048	25,603
AT&T, Inc.		204,825	6,687,536
CenturyLink, Inc.		22,585	780,312
Cincinnati Bell, Inc.	*†	8,448	29,822
Cogent Communications Holdings, Inc.		2,886	101,962
Consolidated Communications Holdings, Inc.	†	561	11,444
Frontier Communications Corp.	†	39,354	277,446
General Communication, Inc., Class A	*	2,516	39,652
Globalstar, Inc.	*†	9,926	33,054
IDT Corp., Class B		1,600	28,400
Level 3 Communications, Inc.	*	11,647	627,075
Lumos Networks Corp.		1,350	20,601
Premiere Global Services, Inc.	*	2,174	20,783
Verizon Communications, Inc.		163,720	7,961,704
Vonage Holdings Corp.	*	11,167	54,830
Windstream Holdings, Inc.	†	21,003	155,422

			16,855,646

Electric Utilities—1.5%
ALLETE, Inc.		1,243	65,581
American Electric Power Co., Inc.		19,257	1,083,206
Cleco Corp.		2,109	114,983

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Duke Energy Corp.		28,737	$2,206,427
Edison International		12,740	795,868
El Paso Electric Co.		1,748	67,543
Empire District Electric Co. (The)		4,477	111,119
Entergy Corp.		6,604	511,744
Eversource Energy		11,975	604,977
Exelon Corp.		33,253	1,117,633
FirstEnergy Corp.		16,831	590,095
Great Plains Energy, Inc.		4,631	123,555
Hawaiian Electric Industries, Inc.		3,066	98,480
IDACORP, Inc.		1,515	95,248
ITC Holdings Corp.		5,429	203,207
MGE Energy, Inc.		2,338	103,620
NextEra Energy, Inc.		17,311	1,801,210
NRG Yield, Inc., Class A	†	641	32,518
OGE Energy Corp.		6,716	212,293
Otter Tail Corp.		1,095	35,226
Pepco Holdings, Inc.		8,859	237,687
Pinnacle West Capital Corp.		3,789	241,549
PNM Resources, Inc.		2,169	63,335
Portland General Electric Co.		1,970	73,067
PPL Corp.		27,620	929,689
Southern Co. (The)		36,691	1,624,677
UIL Holdings Corp.		1,496	76,924
Unitil Corp.		2,609	90,715
Westar Energy, Inc.		4,032	156,280
Xcel Energy, Inc.		18,979	660,659

			14,129,115

Electrical Equipment—0.6%
Acuity Brands, Inc.		1,873	314,964
AMETEK, Inc.		9,526	500,496
AZZ, Inc.		2,357	109,813
Babcock & Wilcox Co. (The)		5,852	187,791
Capstone Turbine Corp.	*†	34,249	22,262
Eaton Corp. plc		18,634	1,265,994
Emerson Electric Co.		27,226	1,541,536
Encore Wire Corp.		1,400	53,032
EnerSys		2,156	138,501
Enphase Energy, Inc.	*†	4,495	59,289
Franklin Electric Co., Inc.		1,804	68,805
FuelCell Energy, Inc.	*†	36,395	45,494
Generac Holdings, Inc.	*†	3,020	147,044
General Cable Corp.		1,732	29,842
GrafTech International Ltd.	*	3,487	13,564
Hubbell, Inc., Class B		2,078	227,790
LSI Industries, Inc.		1,083	8,826
Plug Power, Inc.	*†	9,245	23,945
Polypore International, Inc.	*	2,675	157,557
Powell Industries, Inc.		1,045	35,290
Regal-Beloit Corp.		1,272	101,658
Revolution Lighting Technologies, Inc.	*†	8,587	9,532
Rockwell Automation, Inc.		5,377	623,678
SolarCity Corp.	*†	1,455	74,612
Vicor Corp.	*	1,380	20,976

			5,782,291

Electronic Equipment, Instruments & Components—0.7%
Agilysys, Inc.	*	1,335	13,136
Amphenol Corp., Class A		12,278	723,543
Anixter International, Inc.	*	1,723	131,172
Arrow Electronics, Inc.	*	4,585	280,373
Avnet, Inc.		5,129	228,240
AVX Corp.		2,270	32,393

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Badger Meter, Inc.		1,134	$67,972
Belden, Inc.		1,894	177,203
Benchmark Electronics, Inc.	*	2,520	60,556
CDW Corp.		2,286	85,131
Checkpoint Systems, Inc.		1,441	15,592
Cognex Corp.	*	4,046	200,641
Coherent, Inc.	*	1,348	87,566
Corning, Inc.		52,217	1,184,282
CTS Corp.		1,580	28,424
Daktronics, Inc.		927	10,021
Dolby Laboratories, Inc., Class A		1,370	52,279
DTS, Inc.	*	755	25,723
Electro Rent Corp.		950	10,773
Electro Scientific Industries, Inc.		1,421	8,782
FARO Technologies, Inc.	*	453	28,145
FEI Co.		1,368	104,433
FLIR Systems, Inc.		5,608	175,418
II-VI, Inc.	*	1,364	25,179
Ingram Micro, Inc., Class A	*	7,190	180,613
Insight Enterprises, Inc.	*	2,054	58,580
InvenSense Inc.	*†	1,864	28,351
IPG Photonics Corp.	*†	2,130	197,451
Itron, Inc.	*	955	34,867
Jabil Circuit, Inc.		8,287	193,750
Keysight Technologies, Inc.	*	6,630	246,304
Kimball Electronics, Inc.	*	1,125	15,907
Knowles Corp.	*†	2,880	55,498
Littelfuse, Inc.		909	90,346
Maxwell Technologies, Inc.	*†	370	2,982
Mercury Systems, Inc.	*	963	14,975
Mesa Laboratories, Inc.	†	887	64,041
Methode Electronics, Inc.		1,383	65,056
MTS Systems Corp.		1,342	101,522
National Instruments Corp.		5,121	164,077
Newport Corp.	*	1,614	30,763
OSI Systems, Inc.	*	867	64,383
Park Electrochemical Corp.		1,086	23,414
PC Connection, Inc.		854	22,281
Plexus Corp.	*	1,884	76,811
Rofin-Sinar Technologies, Inc.	*	2,200	53,306
Rogers Corp.	*	803	66,015
Sanmina Corp.	*	3,577	86,528
ScanSource, Inc.	*	1,126	45,772
SYNNEX Corp.		547	42,256
Tech Data Corp.	*	2,057	118,833
Trimble Navigation Ltd.	*	8,636	217,627
TTM Technologies, Inc.	*	1,639	14,767
Universal Display Corp.	*†	1,350	63,113
Vishay Intertechnology, Inc.		6,172	85,297
Vishay Precision Group, Inc.	*	440	7,009
Zebra Technologies Corp., Class A	*	2,729	247,561

			6,537,033

Energy Equipment & Services—1.2%
Atwood Oceanics, Inc.		2,474	69,544
Baker Hughes, Inc.		17,431	1,108,263
Basic Energy Services, Inc.	*	1,600	11,088
Bristow Group, Inc.		982	53,470
Cameron International Corp.	*	8,658	390,649
CARBO Ceramics, Inc.	†	1,137	34,690
CHC Group Ltd. (Canada)	*†	5,011	6,665
Diamond Offshore Drilling, Inc.	†	2,656	71,154
Dresser-Rand Group, Inc.	*	2,924	234,943
Dril-Quip, Inc.	*	1,338	91,506

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Era Group, Inc.	*	713	$14,859
Exterran Holdings, Inc.		2,465	82,750
FMC Technologies, Inc.	*	8,237	304,851
Forum Energy Technologies, Inc.	*	2,107	41,297
Geospace Technologies Corp.	*†	1,100	18,161
Gulfmark Offshore, Inc., Class A	†	1,000	13,040
Halliburton Co.		32,724	1,435,929
Helix Energy Solutions Group, Inc.	*	3,853	57,641
Helmerich & Payne, Inc.	†	3,926	267,243
Hercules Offshore, Inc.	*†	5,226	2,191
Hornbeck Offshore Services, Inc.	*	1,800	33,858
ION Geophysical Corp.	*	6,136	13,315
Key Energy Services, Inc.	*	7,257	13,208
Matrix Service Co.	*	468	8,218
McDermott International, Inc.	*†	11,704	44,943
Mitcham Industries, Inc.	*†	1,100	5,060
Nabors Industries Ltd. (Bermuda)		10,988	149,986
National Oilwell Varco, Inc.		16,514	825,535
Newpark Resources, Inc.	*	3,484	31,739
Oceaneering International, Inc.		4,464	240,744
Oil States International, Inc.	*	2,026	80,574
Parker Drilling Co.	*	3,755	13,105
Patterson-UTI Energy, Inc.		6,712	126,018
PHI, Inc.	*	774	23,282
Pioneer Energy Services Corp.	*	2,700	14,634
Rowan Cos. plc, Class A		3,918	69,388
Schlumberger Ltd.		51,323	4,282,391
SEACOR Holdings, Inc.	*	713	49,675
Seadrill Ltd. (Bermuda)	†	15,030	140,531
Seventy Seven Energy, Inc.	*	1,461	6,063
Superior Energy Services, Inc.		7,732	172,733
Tesco Corp.		3,185	36,213
TETRA Technologies, Inc.	*	2,352	14,535
Tidewater, Inc.	†	2,250	43,065
Unit Corp.	*	1,702	47,622

			10,796,369

Food & Staples Retailing—2.2%
Andersons, Inc. (The)		1,050	43,439
Casey’s General Stores, Inc.		1,608	144,881
Costco Wholesale Corp.		17,075	2,586,777
CVS Health Corp.		45,671	4,713,704
Fresh Market, Inc. (The)	*†	1,489	60,513
Kroger Co. (The)		20,480	1,569,997
PriceSmart, Inc.		1,212	102,996
Rite Aid Corp.	*	36,454	316,785
SpartanNash Co.		808	25,501
Sprouts Farmers Market, Inc.	*	3,116	109,777
SUPERVALU, Inc.	*	8,154	94,831
Sysco Corp.		22,074	832,852
United Natural Foods, Inc.	*	1,912	147,300
Walgreens Boots Alliance, Inc.		37,406	3,167,540
Wal-Mart Stores, Inc.		62,380	5,130,755
Weis Markets, Inc.		382	19,008
Whole Foods Market, Inc.		14,831	772,398

			19,839,054

Food Products—1.6%
Archer-Daniels-Midland Co.		25,110	1,190,214
B&G Foods, Inc.		4,432	130,434
Bunge Ltd.		5,710	470,276
Cal-Maine Foods, Inc.	†	956	37,341
Campbell Soup Co.		6,386	297,268
ConAgra Foods, Inc.		15,655	571,877

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Darling Ingredients, Inc.	*	7,139	$100,017
Dean Foods Co.		3,140	51,904
Farmer Bros. Co.	*	930	23,018
Flowers Foods, Inc.		7,909	179,851
Fresh Del Monte Produce, Inc.	†	567	22,062
General Mills, Inc.		24,219	1,370,795
Hain Celestial Group, Inc. (The)	*	3,503	224,367
Hershey Co. (The)		5,678	572,967
Hormel Foods Corp.		6,390	363,272
Ingredion, Inc.		3,164	246,223
Inventure Foods, Inc.	*	5,272	58,994
J&J Snack Foods Corp.		761	81,199
J.M. Smucker Co. (The)		4,332	501,342
Kellogg Co.		10,655	702,697
Keurig Green Mountain, Inc.		5,854	654,067
Kraft Foods Group, Inc.		23,054	2,008,349
Lancaster Colony Corp.		1,389	132,191
Landec Corp.	*	986	13,755
McCormick & Co., Inc. (Non-Voting Shares)		4,577	352,932
Mead Johnson Nutrition Co.		7,592	763,224
Mondelez International, Inc., Class A		66,636	2,404,893
Pilgrim’s Pride Corp.	†	1,940	43,825
Pinnacle Foods, Inc.		1,042	42,524
Post Holdings, Inc.	*	1,156	54,147
Sanderson Farms, Inc.	†	864	68,818
Seaboard Corp.	*†	18	74,376
Snyder’s-Lance, Inc.		1,370	43,785
Tootsie Roll Industries, Inc.	†	722	24,491
TreeHouse Foods, Inc.	*	1,256	106,785
Tyson Foods, Inc., Class A		11,336	434,169
WhiteWave Foods Co. (The)	*	5,862	259,921

			14,678,370

Gas Utilities—0.2%
AGL Resources, Inc.		4,652	230,972
Atmos Energy Corp.		3,593	198,693
Chesapeake Utilities Corp.		1,423	72,018
Laclede Group, Inc. (The)		1,025	52,501
National Fuel Gas Co.		3,639	219,541
New Jersey Resources Corp.		3,362	104,424
Northwest Natural Gas Co.		1,183	56,725
ONE Gas, Inc.	†	1,954	84,471
Piedmont Natural Gas Co., Inc.	†	2,740	101,133
Questar Corp.		7,412	176,850
South Jersey Industries, Inc.		2,014	109,320
Southwest Gas Corp.		1,252	72,829
UGI Corp.		6,633	216,169
WGL Holdings, Inc.		2,315	130,566

			1,826,212

Health Care Equipment & Supplies—2.2%
Abaxis, Inc.	†	749	48,018
Abbott Laboratories		59,088	2,737,547
ABIOMED, Inc.	*	886	63,420
Alere, Inc.	*	3,011	147,238
Align Technology, Inc.	*	2,449	131,719
Analogic Corp.		593	53,904
Baxter International, Inc.		21,536	1,475,216
Becton Dickinson and Co.		8,092	1,161,873
Boston Scientific Corp.	*	53,699	953,157
C.R. Bard, Inc.		2,876	481,299
Cantel Medical Corp.		828	39,330
Cerus Corp.	*†	1,010	4,212

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
CONMED Corp.		1,362	$68,767
Cooper Cos., Inc. (The)		1,627	304,932
CryoLife, Inc.		937	9,717
Cyberonics, Inc.	*†	956	62,063
Cynosure, Inc., Class A	*	314	9,630
DENTSPLY International, Inc.		5,668	288,444
DexCom, Inc.	*	4,391	273,735
Edwards Lifesciences Corp.	*	3,865	550,608
Endologix, Inc.	*†	2,429	41,463
Globus Medical, Inc., Class A	*	1,444	36,447
Greatbatch, Inc.	*	942	54,495
Haemonetics Corp.	*	2,314	103,945
Halyard Health, Inc.	*†	1,817	89,396
HeartWare International, Inc.	*	664	58,279
Hill-Rom Holdings, Inc.		1,576	77,224
Hologic, Inc.	*	9,792	323,381
ICU Medical, Inc.	*	605	56,350
IDEXX Laboratories, Inc.	*	1,985	306,643
Insulet Corp.	*	2,469	82,341
Integra LifeSciences Holdings Corp.	*	1,190	73,363
Intuitive Surgical, Inc.	*	1,385	699,467
Invacare Corp.		1,333	25,874
Masimo Corp.	*	1,500	49,470
Medtronic plc (Ireland)		55,919	4,361,123
Meridian Bioscience, Inc.		1,158	22,095
Merit Medical Systems, Inc.	*	3,149	60,618
Natus Medical, Inc.	*	956	37,733
Neogen Corp.	*	3,150	147,199
NuVasive, Inc.	*	1,746	80,299
NxStage Medical, Inc.	*	1,869	32,334
OraSure Technologies, Inc.	*	1,687	11,033
ResMed, Inc.	†	6,068	435,561
RTI Surgical, Inc.	*	807	3,987
Sirona Dental Systems, Inc.	*	2,048	184,300
Spectranetics Corp. (The)	*†	1,045	36,324
St. Jude Medical, Inc.		10,767	704,162
STAAR Surgical Co.	*†	848	6,301
STERIS Corp.		2,777	195,140
Stryker Corp.		12,962	1,195,744
SurModics, Inc.	*	3,284	85,483
Teleflex, Inc.		1,322	159,737
Thoratec Corp.	*	2,306	96,598
Tornier NV (Netherlands)	*	1,423	37,311
TransEnterix, Inc.	*†	7,273	21,310
Varian Medical Systems, Inc.	*	4,761	447,962
West Pharmaceutical Services, Inc.		3,408	205,196
Wright Medical Group, Inc.	*	1,309	33,772
Zeltiq Aesthetics, Inc.	*	1,083	33,389
Zimmer Holdings, Inc.		6,581	773,399

			20,351,077

Health Care Providers & Services—2.8%
Acadia Healthcare Co., Inc.	*	1,342	96,087
Aetna, Inc.		14,039	1,495,575
Air Methods Corp.	*	2,900	135,111
Almost Family, Inc.	*	422	18,868
Amedisys, Inc.	*	1,698	45,472
AmerisourceBergen Corp.		9,159	1,041,104
AMN Healthcare Services, Inc.	*	1,507	34,767
Amsurg Corp.	*	1,423	87,543
Anthem, Inc.		10,756	1,660,834
BioScrip, Inc.	*†	1,095	4,851
Brookdale Senior Living, Inc.	*	5,640	212,966
Cardinal Health, Inc.		13,757	1,241,844

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Catamaran Corp.	*	7,895	$470,068
Centene Corp.	*	3,944	278,801
Chemed Corp.	†	1,162	138,743
Cigna Corp.		10,828	1,401,576
Community Health Systems, Inc.	*	4,972	259,936
Cross Country Healthcare, Inc.	*	1,339	15,881
DaVita HealthCare Partners, Inc.	*	7,014	570,098
Envision Healthcare Holdings, Inc.	*	2,227	85,405
ExamWorks Group, Inc.	*	1,308	54,439
Express Scripts Holding Co.	*	29,330	2,544,964
Hanger, Inc.	*	1,083	24,573
HCA Holdings, Inc.	*	12,387	931,874
Health Net, Inc.	*	3,209	194,112
HealthSouth Corp.		3,032	134,500
Healthways, Inc.	*	1,362	26,831
Henry Schein, Inc.	*	3,652	509,892
Humana, Inc.		6,153	1,095,357
Kindred Healthcare, Inc.		2,526	60,094
Laboratory Corp. of America Holdings	*	3,900	491,751
Landauer, Inc.		598	21,014
LifePoint Hospitals, Inc.	*	2,149	157,844
Magellan Health, Inc.	*	1,400	99,148
McKesson Corp.		9,025	2,041,455
MEDNAX, Inc.	*	4,364	316,434
Molina Healthcare, Inc.	*	681	45,825
National HealthCare Corp.		431	27,459
National Research Corp., Class A	†	3,750	54,000
Omnicare, Inc.		4,277	329,586
Owens & Minor, Inc.		2,434	82,367
Patterson Cos., Inc.		4,679	228,288
PharMerica Corp.	*	1,365	38,479
Premier, Inc., Class A	*	1,076	40,436
Quest Diagnostics, Inc.		6,754	519,045
Select Medical Holdings Corp.		2,537	37,624
Team Health Holdings, Inc.	*	3,999	233,982
Tenet Healthcare Corp.	*	4,822	238,737
U.S. Physical Therapy, Inc.		1,300	61,750
UnitedHealth Group, Inc.		38,374	4,539,260
Universal American Corp.	*	1,812	19,352
Universal Health Services, Inc., Class B		3,504	412,456
VCA, Inc.	*	3,442	188,690
WellCare Health Plans, Inc.	*	1,500	137,190

			25,234,338

Health Care Technology—0.2%
Allscripts Healthcare Solutions, Inc.	*	4,515	53,999
athenahealth, Inc.	*	1,388	165,713
Cerner Corp.	*	11,584	848,644
HMS Holdings Corp.	*	4,230	65,354
IMS Health Holdings, Inc.	*	1,800	48,726
MedAssets, Inc.	*	1,860	35,005
Medidata Solutions, Inc.	*	2,616	128,289
Omnicell, Inc.	*	783	27,483
Quality Systems, Inc.		1,536	24,545
Veeva Systems, Inc., Class A	*†	1,186	30,279

			1,428,037

Hotels, Restaurants & Leisure—2.0%
Aramark		1,425	45,073
Biglari Holdings, Inc.	*	90	37,269
Bloomin’ Brands, Inc.		1,949	47,419
Bob Evans Farms, Inc.		1,465	67,771
Boyd Gaming Corp.	*	2,619	37,190
Brinker International, Inc.		2,003	123,305

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Buffalo Wild Wings, Inc.	*	867	$157,135
Carnival Corp.		17,391	831,985
Cheesecake Factory, Inc. (The)		3,444	169,892
Chipotle Mexican Grill, Inc.	*	1,207	785,202
Choice Hotels International, Inc.		1,616	103,537
Churchill Downs, Inc.		638	73,351
Cracker Barrel Old Country Store, Inc.	†	919	139,817
Darden Restaurants, Inc.		4,499	311,961
Diamond Resorts International, Inc.	*	1,233	41,219
DineEquity, Inc.		1,079	115,464
Domino’s Pizza, Inc.		1,974	198,486
Dunkin’ Brands Group, Inc.		4,613	219,394
Fiesta Restaurant Group, Inc.	*	595	36,295
Hilton Worldwide Holdings, Inc.	*	4,721	139,836
Hyatt Hotels Corp., Class A	*	1,435	84,981
International Speedway Corp., Class A		1,190	38,806
Interval Leisure Group, Inc.		1,886	49,432
Isle of Capri Casinos, Inc.	*	1,250	17,562
Jack in the Box, Inc.		2,874	275,674
Krispy Kreme Doughnuts, Inc.	*	2,573	51,434
Las Vegas Sands Corp.		15,013	826,315
Life Time Fitness, Inc.	*	1,774	125,883
Marcus Corp. (The)		1,505	32,041
Marriott International, Inc., Class A		9,639	774,204
Marriott Vacations Worldwide Corp.		1,075	87,129
McDonald’s Corp.		38,758	3,776,579
MGM Resorts International	*	16,457	346,091
Morgans Hotel Group Co.	*	2,300	17,825
Norwegian Cruise Line Holdings Ltd.	*	2,807	151,606
Panera Bread Co., Class A	*	1,250	199,994
Papa John’s International, Inc.		2,715	167,814
Penn National Gaming, Inc.	*†	2,586	40,497
Pinnacle Entertainment, Inc.	*	1,629	58,791
Popeyes Louisiana Kitchen, Inc.	*	752	44,985
Red Robin Gourmet Burgers, Inc.	*	692	60,204
Restaurant Brands International, Inc. (Canada)		7,992	306,973
Royal Caribbean Cruises Ltd.		6,343	519,175
Ruby Tuesday, Inc.	*	2,816	16,924
Scientific Games Corp., Class A	*†	2,517	26,353
SeaWorld Entertainment, Inc.		2,129	41,047
Six Flags Entertainment Corp.		2,984	144,455
Sonic Corp.		3,730	118,241
Speedway Motorsports, Inc.		149	3,390
Starbucks Corp.		29,571	2,800,374
Starwood Hotels & Resorts Worldwide, Inc.		7,446	621,741
Texas Roadhouse, Inc.		3,070	111,840
Vail Resorts, Inc.		1,491	154,199
Wendy’s Co. (The)		11,481	125,143
Wyndham Worldwide Corp.		5,799	524,636
Wynn Resorts Ltd.		3,423	430,887
Yum! Brands, Inc.		16,971	1,335,957

			18,190,783

Household Durables—0.6%
Beazer Homes USA, Inc.	*	4,467	79,155
CSS Industries, Inc.		2,711	81,737
D.R. Horton, Inc.		12,534	356,968
Ethan Allen Interiors, Inc.		1,551	42,870
Garmin Ltd. (Switzerland)		4,621	219,590
GoPro, Inc., Class A	*†	702	30,474
Harman International Industries, Inc.		2,728	364,543
Helen of Troy Ltd. (Bermuda)	*	1,333	108,626

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hovnanian Enterprises, Inc., Class A	*†	13,407	$47,729
Jarden Corp.	*	7,443	393,735
KB Home	†	3,248	50,734
La-Z-Boy, Inc.		2,404	67,576
Leggett & Platt, Inc.		5,407	249,209
Lennar Corp., Class A		6,464	334,900
M/I Homes, Inc.	*	610	14,542
MDC Holdings, Inc.	†	1,091	31,093
Meritage Homes Corp.	*	1,300	63,232
Mohawk Industries, Inc.	*	2,377	441,528
NACCO Industries, Inc., Class A		309	16,374
Newell Rubbermaid, Inc.		10,591	413,790
NVR, Inc.	*	147	195,313
PulteGroup, Inc.		13,539	300,972
Ryland Group, Inc. (The)		1,852	90,266
Standard Pacific Corp.	*	2,568	23,112
Tempur Sealy International, Inc.	*	1,991	114,960
Toll Brothers, Inc.	*	6,318	248,550
TRI Pointe Homes, Inc.	*	4,048	62,461
Tupperware Brands Corp.		2,427	167,512
Universal Electronics, Inc.	*	639	36,065
Whirlpool Corp.		3,016	609,413

			5,257,029

Household Products—1.6%
Central Garden and Pet Co., Class A	*	1,230	13,063
Church & Dwight Co., Inc.		5,138	438,888
Clorox Co. (The)		4,830	533,184
Colgate-Palmolive Co.		35,450	2,458,103
Energizer Holdings, Inc.		2,126	293,494
HRG Group, Inc.	*	2,642	32,972
Kimberly-Clark Corp.		14,543	1,557,701
Procter & Gamble Co. (The)		106,691	8,742,261
Spectrum Brands Holdings, Inc.		533	47,735
WD-40 Co.		949	84,024

			14,201,425

Independent Power and Renewable Electricity Producers—0.1%
Abengoa Yield plc (Spain)	†	1,011	34,151
AES Corp. (The)		26,935	346,115
Calpine Corp.	*	16,000	365,920
Dynegy, Inc.	*	5,695	178,994
NRG Energy, Inc.		14,472	364,550
Pattern Energy Group, Inc.		1,263	35,768
TerraForm Power, Inc., Class A		1,079	39,394

			1,364,892

Industrial Conglomerates—1.9%
3M Co.		25,556	4,215,462
Carlisle Cos., Inc.		2,452	227,129
Danaher Corp.		23,594	2,003,131
General Electric Co.		394,656	9,791,415
Roper Industries, Inc.		3,837	659,964

			16,897,101

Insurance—3.0%
ACE Ltd. (Switzerland)		13,190	1,470,553
Aflac, Inc.		18,456	1,181,369
Alleghany Corp.	*	614	299,018
Allied World Assurance Co. Holdings AG (Switzerland)		5,025	203,010
Allstate Corp. (The)		17,751	1,263,339
Ambac Financial Group, Inc.	*	1,330	32,186
American Equity Investment Life Holding Co.		4,302	125,317

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
American Financial Group, Inc.		2,657	$170,447
American International Group, Inc.		55,668	3,050,050
American National Insurance Co.		374	36,798
AmTrust Financial Services, Inc.	†	678	38,636
Aon plc (United Kingdom)		11,889	1,142,771
Arch Capital Group Ltd. (Bermuda)	*	4,284	263,894
Argo Group International Holdings Ltd. (Bermuda)		1,086	54,463
Arthur J. Gallagher & Co.		5,697	266,335
Aspen Insurance Holdings Ltd. (Bermuda)		3,512	165,872
Assurant, Inc.		2,563	157,394
Assured Guaranty Ltd. (Bermuda)		7,538	198,928
Axis Capital Holdings Ltd. (Bermuda)		5,691	293,542
Baldwin & Lyons, Inc., Class B		945	22,170
Brown & Brown, Inc.		5,036	166,742
Chubb Corp. (The)		9,750	985,725
Cincinnati Financial Corp.		6,036	321,598
CNA Financial Corp.		1,422	58,913
CNO Financial Group, Inc.		6,600	113,652
Crawford & Co., Class B		1,891	16,338
EMC Insurance Group, Inc.		341	11,526
Employers Holdings, Inc.		2,770	74,762
Endurance Specialty Holdings Ltd. (Bermuda)		2,698	164,956
Enstar Group Ltd. (Bermuda)	*	772	109,516
Erie Indemnity Co., Class A		1,023	89,267
Everest Re Group Ltd. (Bermuda)		2,228	387,672
FBL Financial Group, Inc., Class A		1,275	79,063
First American Financial Corp.		3,159	112,713
FNF Group		10,681	392,634
Genworth Financial, Inc., Class A	*	16,181	118,283
Hanover Insurance Group, Inc. (The)		2,346	170,273
Hartford Financial Services Group, Inc. (The)		16,799	702,534
HCC Insurance Holdings, Inc.		3,999	226,623
Horace Mann Educators Corp.		2,000	68,400
Independence Holding Co.		1,056	14,351
Infinity Property & Casualty Corp.		810	66,460
Kansas City Life Insurance Co.		902	41,429
Kemper Corp.		1,906	74,258
Lincoln National Corp.		10,899	626,257
Loews Corp.		11,788	481,304
Markel Corp.	*	549	422,159
Marsh & McLennan Cos., Inc.		21,030	1,179,573
MBIA, Inc.	*	5,212	48,472
Mercury General Corp.		1,109	64,045
MetLife, Inc.		35,958	1,817,677
Montpelier Re Holdings Ltd. (Bermuda)		3,734	143,535
Navigators Group, Inc. (The)	*	938	73,014
Old Republic International Corp.		10,195	152,313
PartnerRe Ltd. (Bermuda)		2,300	262,959
Phoenix Cos., Inc. (The)	*	210	10,498
Primerica, Inc.		1,747	88,922
Principal Financial Group, Inc.		10,891	559,471
ProAssurance Corp.		2,054	94,299
Progressive Corp. (The)		23,937	651,086
Prudential Financial, Inc.		18,098	1,453,450
Reinsurance Group of America, Inc.		2,454	228,688
RenaissanceRe Holdings Ltd. (Bermuda)		2,817	280,937
RLI Corp.		2,328	122,010
Safety Insurance Group, Inc.		850	50,787
Selective Insurance Group, Inc.		2,122	61,644
StanCorp Financial Group, Inc.		2,460	168,756

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
State Auto Financial Corp.		488	$11,854
Stewart Information Services Corp.		1,239	50,353
Symetra Financial Corp.		2,025	47,506
Torchmark Corp.		6,045	331,991
Travelers Cos., Inc. (The)		13,074	1,413,692
United Fire Group, Inc.		1,250	39,712
Unum Group		12,054	406,581
Validus Holdings Ltd. (Bermuda)		3,553	149,581
W.R. Berkley Corp.		3,415	172,492
White Mountains Insurance Group Ltd.		300	205,356
XL Group plc (Ireland)		9,901	364,357

			27,239,111

Internet & Catalog Retail—1.2%
1-800-Flowers.com, Inc., Class A	*	793	9,381
Amazon.com, Inc.	*	14,747	5,487,359
Expedia, Inc.		3,588	337,738
FTD Cos., Inc.	*	501	15,000
Groupon, Inc.	*†	19,947	143,818
HomeAway, Inc.	*	4,242	127,981
HSN, Inc.		1,886	128,682
Lands’ End, Inc.	*	820	29,422
Liberty Interactive Corp., Series A	*	20,728	605,050
Liberty TripAdvisor Holdings, Inc., Series A	*	3,296	104,780
Liberty Ventures, Series A	*	6,242	262,226
Netflix, Inc.	*	2,292	955,054
Orbitz Worldwide, Inc.	*	4,023	46,908
Overstock.com, Inc.	*	770	18,649
Priceline Group, Inc. (The)	*	2,013	2,343,434
Shutterfly, Inc.	*	2,976	134,634
TripAdvisor, Inc.	*	4,347	361,540
zulily, Inc., Class A	*	1,125	14,614

			11,126,270

Internet Software & Services—3.2%
Akamai Technologies, Inc.	*	7,479	531,346
Angie’s List, Inc.	*†	1,166	6,844
AOL, Inc.	*	3,989	158,004
Bazaarvoice, Inc.	*†	5,255	29,691
Blucora, Inc.	*	1,323	18,072
Brightcove, Inc.	*	3,636	26,652
ChannelAdvisor Corp.	*†	1,716	16,628
Cimpress NV (Netherlands)	*	2,666	224,957
comScore, Inc.	*	860	44,032
Constant Contact, Inc.	*	925	35,344
Cornerstone OnDemand, Inc.	*	1,310	37,846
CoStar Group, Inc.	*	1,152	227,900
Dealertrack Technologies, Inc.	*	1,800	69,336
Demandware, Inc.	*	750	45,675
EarthLink Holdings Corp.		5,814	25,814
eBay, Inc.	*	49,126	2,833,588
Envestnet, Inc.	*	860	48,229
Equinix, Inc. REIT		1,891	440,319
Facebook, Inc., Class A	*	77,456	6,368,045
Gogo, Inc.	*†	2,212	42,161
Google, Inc., Class A	*	11,103	6,158,834
Google, Inc., Class C	*	11,107	6,086,636
IAC/InterActiveCorp		2,481	167,393
Internap Corp.	*	1,297	13,268
j2 Global, Inc.		1,614	106,008
LinkedIn Corp., Class A	*	3,943	985,198
LivePerson, Inc.	*	3,333	34,113
LogMeIn, Inc.	*	724	40,537

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Marin Software, Inc.	*	3,014	$18,958
Marketo, Inc.	*	1,518	38,891
Millennial Media, Inc.	*†	9,318	13,511
Monster Worldwide, Inc.	*	4,681	29,678
NIC, Inc.		2,450	43,291
Pandora Media, Inc.	*†	6,508	105,495
Rackspace Hosting, Inc.	*	6,130	316,247
RealNetworks, Inc.	*	1,461	9,833
Rocket Fuel, Inc.	*†	1,372	12,622
Shutterstock, Inc.	*†	501	34,404
Stamps.com, Inc.	*	1,050	70,654
Textura Corp.	*†	1,712	46,532
Twitter, Inc.	*	19,590	981,067
Unwired Planet, Inc.	*	2,763	1,580
VeriSign, Inc.	*	4,905	328,488
Web.com Group, Inc.	*	2,467	46,750
WebMD Health Corp.	*	2,106	92,316
Wix.com Ltd. (Israel)	*	2,051	39,297
XO Group, Inc.	*	2,304	40,712
Xoom Corp.	*†	1,599	23,489
Yahoo!, Inc.	*	36,324	1,614,057
Yelp, Inc.	*†	1,673	79,217
Zillow Group, Inc., Class A	*†	2,649	265,695

			29,075,254

IT Services—3.2%
Accenture plc, Class A (Ireland)		24,894	2,332,319
Acxiom Corp.	*	3,451	63,809
Alliance Data Systems Corp.	*	2,240	663,600
Amdocs Ltd.		6,782	368,941
Automatic Data Processing, Inc.		18,580	1,591,191
Blackhawk Network Holdings, Inc.	*†	1,059	37,880
Booz Allen Hamilton Holding Corp.		1,716	49,661
Broadridge Financial Solutions, Inc.		5,748	316,197
CACI International, Inc., Class A	*	1,198	107,724
Cardtronics, Inc.	*	3,545	133,292
Ciber, Inc.	*	2,444	10,069
Cognizant Technology Solutions Corp., Class A	*	23,855	1,488,313
Computer Sciences Corp.		5,963	389,265
Convergys Corp.		5,933	135,688
CoreLogic, Inc.	*	3,159	111,418
CSG Systems International, Inc.		2,153	65,430
DST Systems, Inc.		1,853	205,146
EPAM Systems, Inc.	*	938	57,490
Euronet Worldwide, Inc.	*	1,761	103,459
EVERTEC, Inc. (Puerto Rico)		1,742	38,080
Fidelity National Information Services, Inc.		10,986	747,707
Fiserv, Inc.	*	10,252	814,009
FleetCor Technologies, Inc.	*	2,978	449,440
Forrester Research, Inc.		963	35,419
Gartner, Inc.	*	3,107	260,522
Genpact Ltd. (Bermuda)	*	6,727	156,403
Global Payments, Inc.		3,238	296,860
Hackett Group, Inc. (The)		1,140	10,191
Heartland Payment Systems, Inc.		2,876	134,741
IGATE Corp.	*	1,397	59,596
International Business Machines Corp.		37,161	5,964,340
Jack Henry & Associates, Inc.		3,591	250,975
Leidos Holdings, Inc.		2,132	89,459
Lionbridge Technologies, Inc.	*	1,165	6,664
ManTech International Corp., Class A		1,217	41,305
MasterCard, Inc., Class A		39,138	3,381,132

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
MAXIMUS, Inc.		4,208	$280,926
ModusLink Global Solutions, Inc.	*	1,007	3,877
MoneyGram International, Inc.	*	468	4,043
NeuStar, Inc., Class A	*†	3,140	77,307
Paychex, Inc.		12,658	628,027
Science Applications International Corp.		1,218	62,544
ServiceSource International, Inc.	*	7,526	23,331
Sykes Enterprises, Inc.	*	1,423	35,361
Syntel, Inc.	*	3,108	160,777
TeleTech Holdings, Inc.		2,738	69,682
Teradata Corp.	*	5,364	236,767
Total System Services, Inc.		6,935	264,570
Unisys Corp.	*	1,371	31,821
Vantiv, Inc., Class A	*	4,812	181,412
VeriFone Systems, Inc.	*	4,239	147,899
Visa, Inc., Class A		78,692	5,147,244
Western Union Co. (The)		23,068	480,045
WEX, Inc.	*	1,750	187,880
Xerox Corp.		44,371	570,167

			29,561,415

Leisure Products—0.2%
Arctic Cat, Inc.		689	25,024
Brunswick Corp.		3,797	195,356
Callaway Golf Co.	†	2,881	27,456
Hasbro, Inc.		4,899	309,813
JAKKS Pacific, Inc.	*†	765	5,232
LeapFrog Enterprises, Inc.	*	1,261	2,749
Mattel, Inc.		13,029	297,713
Polaris Industries, Inc.		2,406	339,486
Sturm Ruger & Co., Inc.	†	1,052	52,211
Vista Outdoor, Inc.	*	3,100	132,742

			1,387,782

Life Sciences Tools & Services—0.7%
Accelerate Diagnostics, Inc.	*†	1,363	30,668
Affymetrix, Inc.	*†	2,525	31,714
Agilent Technologies, Inc.		13,260	550,953
Bio-Rad Laboratories, Inc., Class A	*	623	84,217
Bio-Techne Corp.		1,736	174,103
Bruker Corp.	*	4,987	92,110
Cambrex Corp.	*	1,258	49,855
Charles River Laboratories International, Inc.	*	2,755	218,444
Fluidigm Corp.	*	1,443	60,750
Illumina, Inc.	*	5,353	993,731
Luminex Corp.	*	1,070	17,120
Mettler-Toledo International, Inc.	*	1,030	338,510
Pacific Biosciences of California, Inc.	*	6,332	36,979
PAREXEL International Corp.	*	2,306	159,091
PerkinElmer, Inc.		5,266	269,303
QIAGEN NV (Netherlands)	*	8,728	219,946
Quintiles Transnational Holdings, Inc.	*	1,455	97,441
Sequenom, Inc.	*†	19,756	78,036
Thermo Fisher Scientific, Inc.		15,363	2,063,865
Waters Corp.	*	3,591	446,433

			6,013,269

Machinery—1.9%
Accuride Corp.	*	8,669	40,398
Actuant Corp., Class A		2,022	48,002
AGCO Corp.	†	3,068	146,160
Albany International Corp., Class A		1,437	57,121
Allison Transmission Holdings, Inc.		4,045	129,197
American Railcar Industries, Inc.	†	1,200	59,676

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Astec Industries, Inc.		821	$35,204
Barnes Group, Inc.		2,018	81,709
Blount International, Inc.		1,532	19,732
Briggs & Stratton Corp.		1,822	37,424
Caterpillar, Inc.		24,087	1,927,683
Chart Industries, Inc.	*	1,070	37,530
CIRCOR International, Inc.		711	38,892
CLARCOR, Inc.		2,354	155,505
Colfax Corp.	*	3,666	174,978
Crane Co.		2,467	153,965
Cummins, Inc.		7,207	999,178
Deere & Co.		14,406	1,263,262
Donaldson Co., Inc.		5,274	198,883
Dover Corp.		6,400	442,368
EnPro Industries, Inc.		981	64,697
ESCO Technologies, Inc.		1,222	47,634
ExOne Co. (The)	*†	1,154	15,752
Federal Signal Corp.		2,159	34,091
Flowserve Corp.		5,994	338,601
FreightCar America, Inc.		900	28,287
Graco, Inc.		2,883	208,037
Greenbrier Cos., Inc. (The)	†	661	38,338
Harsco Corp.		3,646	62,930
Hillenbrand, Inc.		1,576	48,651
Hurco Cos., Inc.		300	9,879
Hyster-Yale Materials Handling, Inc.		618	45,293
IDEX Corp.		3,304	250,542
Illinois Tool Works, Inc.		13,130	1,275,448
Ingersoll-Rand plc		11,284	768,215
ITT Corp.		3,588	143,197
John Bean Technologies Corp.		1,164	41,578
Joy Global, Inc.		4,237	166,006
Kadant, Inc.		721	37,932
Kennametal, Inc.		3,196	107,673
Lincoln Electric Holdings, Inc.		3,754	245,474
Lindsay Corp.	†	808	61,610
Manitowoc Co., Inc. (The)		5,044	108,749
Meritor, Inc.	*	2,791	35,194
Middleby Corp. (The)	*	2,952	303,023
Mueller Industries, Inc.		3,184	115,038
Mueller Water Products, Inc., Class A		3,000	29,550
Navistar International Corp.	*	2,436	71,862
Nordson Corp.		3,044	238,467
Oshkosh Corp.		2,868	139,930
PACCAR, Inc.		13,455	849,549
Pall Corp.		4,280	429,669
Parker-Hannifin Corp.		5,733	680,966
Pentair plc (United Kingdom)		7,818	491,674
Proto Labs, Inc.	*†	538	37,660
RBC Bearings, Inc.		737	56,410
Rexnord Corp.	*	1,467	39,154
Snap-on, Inc.		2,419	355,738
SPX Corp.		2,157	183,129
Standex International Corp.		724	59,462
Stanley Black & Decker, Inc.		6,058	577,691
Tennant Co.		1,280	83,674
Terex Corp.		4,124	109,657
Timken Co. (The)		3,702	156,002
Titan International, Inc.	†	1,356	12,692
Toro Co. (The)		2,040	143,045
TriMas Corp.	*	3,917	120,604
Trinity Industries, Inc.		6,102	216,682
Valmont Industries, Inc.	†	1,162	142,787

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Wabash National Corp.	*	6,441	$90,818
WABCO Holdings, Inc.	*	2,354	289,260
Wabtec Corp.		3,474	330,065
Watts Water Technologies, Inc., Class A		1,225	67,412
Woodward, Inc.		2,448	124,872
Xylem, Inc.		7,149	250,358

			17,027,575

Marine—0.0%
Kirby Corp.	*	2,358	176,968
Matson, Inc.		1,466	61,806

			238,774

Media—3.5%
AMC Networks, Inc., Class A	*	2,261	173,283
Cablevision Systems Corp., Class A	†	9,044	165,505
Carmike Cinemas, Inc.	*	1,250	42,000
CBS Corp. (Non-Voting Shares), Class B		21,165	1,283,234
Charter Communications, Inc., Class A	*	3,058	590,530
Cinemark Holdings, Inc.		3,727	167,976
Clear Channel Outdoor Holdings, Inc., Class A		2,500	25,300
Comcast Corp., Class A		101,249	5,717,531
Crown Media Holdings, Inc., Class A	*	5,899	23,596
Cumulus Media, Inc., Class A	*	2,174	5,370
DIRECTV	*	18,126	1,542,523
Discovery Communications, Inc., Class A	*	9,058	278,624
Discovery Communications, Inc., Class C	*	9,058	266,985
DISH Network Corp., Class A	*	9,231	646,724
DreamWorks Animation SKG, Inc., Class A	*†	3,056	73,955
Entercom Communications Corp., Class A	*	2,183	26,523
Entravision Communications Corp., Class A		2,852	18,053
EW Scripps Co. (The), Class A	*	1,204	34,242
Gannett Co., Inc.		8,617	319,518
Harte-Hanks, Inc.		3,119	24,328
Interpublic Group of Cos., Inc. (The)		17,203	380,530
John Wiley & Sons, Inc., Class A		2,491	152,300
Journal Communications, Inc., Class A	*	3,900	57,798
Liberty Broadband Corp., Class A	*†	889	50,211
Liberty Broadband Corp., Class C	*	2,329	131,821
Liberty Media Corp., Series A	*	3,556	137,084
Liberty Media Corp., Series C	*	7,112	271,678
Lions Gate Entertainment Corp.	†	5,038	170,889
Live Nation Entertainment, Inc.	*	5,485	138,387
Madison Square Garden Co. (The), Class A	*	2,261	191,394
McClatchy Co. (The), Class A	*	2,444	4,497
MDC Partners, Inc., Class A		1,459	41,363
Media General, Inc.	*	2,225	36,690
Meredith Corp.		2,083	116,169
Morningstar, Inc.		619	46,369
National CineMedia, Inc.		2,226	33,613
New Media Investment Group, Inc.		1,586	37,953
New York Times Co. (The), Class A		5,682	78,184
News Corp., Class A	*	17,563	281,184
Nexstar Broadcasting Group, Inc., Class A		902	51,612
Omnicom Group, Inc.		9,924	773,873
Radio Unica Communications Corp.	*‡d	1,900	—
Regal Entertainment Group, Class A	†	2,743	62,650
Rentrak Corp.	*†	466	25,891
Salem Media Group, Inc.		850	5,236
Scholastic Corp.		1,845	75,534

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Scripps Networks Interactive, Inc., Class A		3,612	$247,639
Sinclair Broadcast Group, Inc., Class A	†	2,049	64,359
Sirius XM Holdings, Inc.	*	109,168	417,022
Starz, Class A	*	4,301	147,997
Thomson Reuters Corp.		13,044	529,065
Time Warner Cable, Inc.		10,867	1,628,746
Time Warner, Inc.		34,131	2,882,022
Time, Inc.		4,387	98,444
Twenty-First Century Fox, Inc., Class A		74,852	2,532,992
Viacom, Inc., Class B		16,933	1,156,524
Walt Disney Co. (The)		67,765	7,107,871
World Wrestling Entertainment, Inc., Class A	†	1,030	14,430

			31,605,821

Metals & Mining—0.5%
AK Steel Holding Corp.	*†	5,009	22,390
Alcoa, Inc.		45,750	591,090
Allegheny Technologies, Inc.		3,760	112,838
Ampco-Pittsburgh Corp.		613	10,703
Carpenter Technology Corp.		1,882	73,172
Century Aluminum Co.	*	865	11,937
Cliffs Natural Resources, Inc.	†	4,448	21,395
Coeur Mining, Inc.	*†	7,315	34,454
Commercial Metals Co.		4,080	66,055
Compass Minerals International, Inc.		1,915	178,497
Freeport-McMoRan, Inc.		40,638	770,090
Globe Specialty Metals, Inc.		2,174	41,132
Hecla Mining Co.		20,609	61,415
Kaiser Aluminum Corp.		1,591	122,332
Materion Corp.		1,122	43,118
Molycorp, Inc.	*†	7,253	2,795
Newmont Mining Corp.		18,299	397,271
Nucor Corp.		11,762	559,048
Reliance Steel & Aluminum Co.		2,966	181,163
Royal Gold, Inc.		2,286	144,269
RTI International Metals, Inc.	*	1,363	48,945
Schnitzer Steel Industries, Inc., Class A		693	10,991
Southern Copper Corp.	†	7,739	225,824
Steel Dynamics, Inc.		8,080	162,408
Stillwater Mining Co.	*	3,727	48,153
SunCoke Energy, Inc.		1,473	22,007
Tahoe Resources, Inc.	†	5,318	58,285
TimkenSteel Corp.		1,851	48,996
United States Steel Corp.	†	5,607	136,811
US Silica Holdings, Inc.	†	2,169	77,238
Walter Energy, Inc.	†	1,840	1,141
Worthington Industries, Inc.		3,575	95,131

			4,381,094

Multiline Retail—0.7%
Big Lots, Inc.		1,874	90,008
Burlington Stores, Inc.	*	806	47,892
Dillard’s, Inc., Class A		1,535	209,543
Dollar General Corp.	*	12,040	907,575
Dollar Tree, Inc.	*	8,356	678,048
Family Dollar Stores, Inc.		3,743	296,595
Fred’s, Inc., Class A		1,781	30,437
J.C. Penney Co., Inc.	*†	7,928	66,674
Kohl’s Corp.		7,696	602,212
Macy’s, Inc.		14,423	936,197
Nordstrom, Inc.		6,080	488,346
Sears Holdings Corp.	*†	2,729	112,926

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Target Corp.		24,581	$2,017,363
Tuesday Morning Corp.	*†	1,816	29,238

			6,513,054

Multi-Utilities—1.0%
Alliant Energy Corp.		4,491	282,933
Ameren Corp.		9,195	388,029
Avista Corp.		1,759	60,123
Black Hills Corp.		2,041	102,948
CenterPoint Energy, Inc.		16,026	327,091
CMS Energy Corp.		11,539	402,826
Consolidated Edison, Inc.		11,479	700,219
Dominion Resources, Inc.		23,083	1,635,892
DTE Energy Co.		6,665	537,799
Integrys Energy Group, Inc.		3,108	223,838
MDU Resources Group, Inc.		7,657	163,400
NiSource, Inc.		11,700	516,672
NorthWestern Corp.		1,449	77,942
PG&E Corp.		18,114	961,310
Public Service Enterprise Group, Inc.		19,471	816,224
SCANA Corp.		4,791	263,457
Sempra Energy		9,595	1,046,047
TECO Energy, Inc.		7,797	151,262
Vectren Corp.		3,706	163,583
Wisconsin Energy Corp.		9,128	451,836

			9,273,431

Oil, Gas & Consumable Fuels—5.9%
Abraxas Petroleum Corp.	*	7,391	24,021
Adams Resources & Energy, Inc.		1,006	67,613
Alpha Natural Resources, Inc.	*†	8,351	8,350
American Eagle Energy Corp.	*†	6,872	1,237
Anadarko Petroleum Corp.		19,406	1,607,011
Antero Resources Corp.	*	1,673	59,090
Apache Corp.		15,202	917,137
Arch Coal, Inc.	*†	7,214	7,213
Bill Barrett Corp.	*†	4,290	35,607
Bonanza Creek Energy, Inc.	*	2,369	58,420
Cabot Oil & Gas Corp.		16,664	492,088
California Resources Corp.		12,078	91,914
Callon Petroleum Co.	*	4,584	34,242
Carrizo Oil & Gas, Inc.	*	1,800	89,370
Cheniere Energy, Inc.	*	8,974	694,588
Chesapeake Energy Corp.	†	20,459	289,699
Chevron Corp.		75,325	7,907,619
Cimarex Energy Co.		3,372	388,083
Clayton Williams Energy, Inc.	*†	550	27,847
Cobalt International Energy, Inc.	*	13,233	124,523
Comstock Resources, Inc.	†	1,735	6,194
Concho Resources, Inc.	*	4,263	494,167
ConocoPhillips		48,132	2,996,698
CONSOL Energy, Inc.		8,802	245,488
Contango Oil & Gas Co.	*	400	8,800
Continental Resources, Inc.	*	4,100	179,047
Delek US Holdings, Inc.		1,285	51,079
Denbury Resources, Inc.		16,015	116,749
Devon Energy Corp.		16,247	979,857
Diamondback Energy, Inc.	*	1,365	104,887
Emerald Oil, Inc.	*†	4,541	3,360
Energen Corp.		2,644	174,504
Energy XXI Ltd.	†	3,270	11,903
EOG Resources, Inc.		21,474	1,968,951
EQT Corp.		5,757	477,083
EXCO Resources, Inc.	†	10,900	19,947

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Exxon Mobil Corp.		169,986	$14,448,810
FX Energy, Inc.	*†	3,496	4,370
GasLog Ltd. (Monaco)	†	1,355	26,314
Gastar Exploration, Inc.	*†	11,611	30,421
Golar LNG Ltd. (Bermuda)		2,827	94,083
Goodrich Petroleum Corp.	*†	1,566	5,559
Green Plains, Inc.		1,442	41,169
Gulfport Energy Corp.	*	3,188	146,361
Halcon Resources Corp.	*†	11,719	18,047
Harvest Natural Resources, Inc.	*†	8,318	3,718
Hess Corp.		11,260	764,216
HollyFrontier Corp.		7,651	308,106
Kinder Morgan, Inc.		52,519	2,208,949
Kosmos Energy Ltd.	*	4,050	32,036
Laredo Petroleum, Inc.	*†	1,385	18,060
Magnum Hunter Resources Corp.	*†	8,937	23,862
Marathon Oil Corp.		25,577	667,815
Marathon Petroleum Corp.		10,217	1,046,119
Matador Resources Co.	*	1,536	33,669
Memorial Resource Development Corp.	*	1,812	32,145
Miller Energy Resources, Inc.	*†	7,286	4,554
Murphy Oil Corp.		7,752	361,243
Newfield Exploration Co.	*	4,963	174,152
Noble Energy, Inc.		13,822	675,896
Oasis Petroleum, Inc.	*†	3,200	45,504
Occidental Petroleum Corp.		30,779	2,246,867
ONEOK, Inc.		7,816	377,044
Parsley Energy, Inc., Class A	*	2,069	33,063
PBF Energy, Inc., Class A		2,597	88,090
PDC Energy, Inc.	*	1,250	67,550
Peabody Energy Corp.	†	10,624	52,270
Penn Virginia Corp.	*†	6,869	44,511
PetroQuest Energy, Inc.	*	3,346	7,696
Phillips 66		22,053	1,733,366
Pioneer Natural Resources Co.		5,398	882,627
QEP Resources, Inc.		7,412	154,540
Range Resources Corp.		6,231	324,261
Resolute Energy Corp.	*†	5,042	2,841
Rice Energy, Inc.	*†	1,911	41,583
Rosetta Resources, Inc.	*	3,400	57,868
Sanchez Energy Corp.	*†	1,138	14,805
SandRidge Energy, Inc.	*†	26,990	48,042
Scorpio Tankers, Inc. (Monaco)		12,382	116,638
SemGroup Corp., Class A		2,433	197,900
Ship Finance International Ltd. (Norway)	†	3,352	49,610
SM Energy Co.		2,262	116,900
Solazyme, Inc.	*†	3,533	10,104
Southwestern Energy Co.	*	14,266	330,829
Spectra Energy Corp.		25,236	912,786
Stone Energy Corp.	*	1,208	17,733
Swift Energy Co.	*†	1,142	2,467
Synergy Resources Corp.	*	3,171	37,576
Targa Resources Corp.		1,879	179,989
Teekay Corp. (Bermuda)		1,691	78,750
Tesoro Corp.		5,939	542,171
TransAtlantic Petroleum Ltd.	*†	3,715	19,838
Triangle Petroleum Corp.	*†	3,646	18,339
Ultra Petroleum Corp.	*†	7,839	122,524
VAALCO Energy, Inc.	*	3,800	9,310
Valero Energy Corp.		20,375	1,296,258
Warren Resources, Inc.	*†	3,600	3,204
Western Refining, Inc.		2,500	123,475
Westmoreland Coal Co.	*	1,163	31,122

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Whiting Petroleum Corp.	*	7,154	$221,059
Williams Cos., Inc. (The)		29,372	1,485,929
World Fuel Services Corp.		2,641	151,805
WPX Energy, Inc.	*	8,069	88,194

			54,321,098

Paper & Forest Products—0.2%
Boise Cascade Co.	*	1,240	46,450
Clearwater Paper Corp.	*	924	60,337
Deltic Timber Corp.		724	47,965
Domtar Corp. (Canada)		2,776	128,307
International Paper Co.		17,689	981,563
KapStone Paper and Packaging Corp.		5,716	187,713
Louisiana-Pacific Corp.	*†	4,396	72,578
Neenah Paper, Inc.		652	40,776
P.H. Glatfelter Co.		1,740	47,902
Resolute Forest Products, Inc. (Canada)	*	2,555	44,074
Schweitzer-Mauduit International, Inc.		1,448	66,782
Wausau Paper Corp.		1,903	18,136

			1,742,583

Personal Products—0.1%
Avon Products, Inc.		14,351	114,664
Coty, Inc., Class A	*	1,829	44,390
Elizabeth Arden, Inc.	*†	1,017	15,865
Estee Lauder Cos., Inc. (The), Class A		9,518	791,517
Herbalife Ltd.	*†	3,985	170,399
Medifast, Inc.	*	734	21,998
Nu Skin Enterprises, Inc., Class A	†	2,249	135,412
USANA Health Sciences, Inc.	*	593	65,894

			1,360,139

Pharmaceuticals—5.2%
AbbVie, Inc.		62,196	3,640,954
AcelRx Pharmaceuticals, Inc.	*†	3,645	14,070
Actavis plc	*	14,207	4,228,180
Akorn, Inc.	*	1,934	91,884
Alimera Sciences, Inc.	*†	6,205	31,087
BioDelivery Sciences International, Inc.	*	3,488	36,624
Bristol-Myers Squibb Co.		64,856	4,183,212
Catalent, Inc.	*	1,249	38,906
Depomed, Inc.	*	3,130	70,143
Eli Lilly & Co.		38,598	2,804,145
Endo International plc (Ireland)	*	6,207	556,768
Horizon Pharma plc	*	2,686	69,756
Hospira, Inc.	*	6,514	572,190
Impax Laboratories, Inc.	*	4,794	224,695
Jazz Pharmaceuticals plc (Ireland)	*	2,145	370,635
Johnson & Johnson		112,279	11,295,267
Lannett Co., Inc.	*	723	48,954
Mallinckrodt plc	*	4,278	541,809
Medicines Co. (The)	*	2,018	56,544
Merck & Co., Inc.		115,251	6,624,628
Mylan NV	*	14,632	868,409
Nektar Therapeutics	*	7,926	87,186
Omeros Corp.	*†	2,562	56,441
Pacira Pharmaceuticals, Inc.	*	2,084	185,163
Pernix Therapeutics Holdings, Inc.	*†	4,696	50,200
Perrigo Co. plc (Ireland)		5,502	910,856
Pfizer, Inc.		251,102	8,735,839
POZEN, Inc.	*	1,014	7,828
Prestige Brands Holdings, Inc.	*	1,164	49,924
Salix Pharmaceuticals Ltd.	*	2,346	405,412
SciClone Pharmaceuticals, Inc.	*	1,700	15,062
Tetraphase Pharmaceuticals, Inc.	*	972	35,614

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
TherapeuticsMD, Inc.	*	8,137	$49,229
Theravance Biopharma, Inc. (Cayman Islands)	*†	921	15,979
Theravance, Inc.	†	3,224	50,681
VIVUS, Inc.	*†	1,630	4,010
XenoPort, Inc.	*	1,939	13,806
Zoetis, Inc.		19,148	886,361

			47,928,451

Professional Services—0.4%
Acacia Research Corp.	†	2,593	27,745
Advisory Board Co. (The)	*	1,900	101,232
Barrett Business Services, Inc.		1,310	56,120
CDI Corp.		1,131	15,891
Corporate Executive Board Co. (The)		1,507	120,349
CRA International, Inc.	*	986	30,684
Dun & Bradstreet Corp. (The)		1,546	198,445
Equifax, Inc.		4,628	430,404
FTI Consulting, Inc.	*	1,735	64,993
Heidrick & Struggles International, Inc.		865	21,262
Huron Consulting Group, Inc.	*	988	65,356
IHS, Inc., Class A	*	2,723	309,769
Insperity, Inc.		1,143	59,767
Kelly Services, Inc., Class A		1,173	20,457
Kforce, Inc.		297	6,626
Korn/Ferry International		1,624	53,381
ManpowerGroup, Inc.		3,593	309,537
Navigant Consulting, Inc.	*	2,313	29,976
Nielsen NV		10,293	458,759
On Assignment, Inc.	*	1,243	47,694
Resources Connection, Inc.		2,060	36,050
Robert Half International, Inc.		5,264	318,577
Towers Watson & Co., Class A		2,923	386,377
TrueBlue, Inc.	*	2,485	60,510
Verisk Analytics, Inc., Class A	*	6,160	439,824
WageWorks, Inc.	*	834	44,477

			3,714,262

Real Estate Investment Trusts (REITs)—3.8%
Acadia Realty Trust REIT		1,368	47,716
Agree Realty Corp. REIT		814	26,838
Alexander’s, Inc. REIT		78	35,613
Alexandria Real Estate Equities, Inc. REIT		3,569	349,905
Altisource Residential Corp. REIT (Virgin Islands, U.S.)		1,595	33,272
American Assets Trust, Inc. REIT		791	34,234
American Campus Communities, Inc. REIT		5,228	224,124
American Capital Agency Corp. REIT		13,555	289,128
American Capital Mortgage Investment Corp. REIT		1,863	33,459
American Homes 4 Rent, Class A REIT		4,795	79,357
American Realty Capital Properties, Inc. REIT		36,108	355,664
American Tower Corp. REIT		15,659	1,474,295
Annaly Capital Management, Inc. REIT		37,828	393,411
Anworth Mortgage Asset Corp. REIT		12,920	65,763
Apartment Investment & Management Co., Class A REIT		5,659	222,738
Apollo Residential Mortgage, Inc. REIT		5,132	81,855
Ares Commercial Real Estate Corp. REIT		2,901	32,056
Armada Hoffler Properties, Inc. REIT		2,694	28,718
ARMOUR Residential REIT, Inc. REIT		15,586	49,408
Ashford Hospitality Prime, Inc. REIT		840	14,087

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ashford Hospitality Trust, Inc. REIT		4,200	$40,404
Associated Estates Realty Corp. REIT		5,662	139,738
AvalonBay Communities, Inc. REIT		5,028	876,129
BioMed Realty Trust, Inc. REIT		6,210	140,719
Boston Properties, Inc. REIT		5,931	833,187
Brandywine Realty Trust REIT		6,105	97,558
Brixmor Property Group, Inc. REIT		1,312	34,834
Camden Property Trust REIT		4,149	324,161
Capstead Mortgage Corp. REIT	†	2,400	28,248
CareTrust REIT, Inc. REIT		2,939	39,853
CatchMark Timber Trust, Inc., Class A REIT		3,104	36,379
CBL & Associates Properties, Inc. REIT		7,509	148,678
Cedar Realty Trust, Inc. REIT		10,942	81,956
Chambers Street Properties REIT		6,657	52,457
Chatham Lodging Trust REIT		3,723	109,493
Chesapeake Lodging Trust REIT		1,373	46,449
Chimera Investment Corp. REIT		42,645	133,905
Colony Financial, Inc. REIT		6,320	163,814
Columbia Property Trust, Inc. REIT		4,869	131,560
Corporate Office Properties Trust REIT		3,067	90,108
Corrections Corp. of America REIT		5,829	234,676
Cousins Properties, Inc. REIT		5,850	62,010
Crown Castle International Corp. REIT		12,722	1,050,074
CubeSmart REIT		8,821	213,027
CYS Investments, Inc. REIT		4,654	41,467
DCT Industrial Trust, Inc. REIT		2,947	102,143
DDR Corp. REIT		10,035	186,852
DiamondRock Hospitality Co. REIT		7,285	102,937
Digital Realty Trust, Inc. REIT		5,165	340,683
Douglas Emmett, Inc. REIT		4,212	125,560
Duke Realty Corp. REIT		14,966	325,810
DuPont Fabros Technology, Inc. REIT		4,666	152,485
EastGroup Properties, Inc. REIT		1,538	92,495
Education Realty Trust, Inc. REIT		1,291	45,676
Empire State Realty Trust, Inc., Class A REIT		1,901	35,758
EPR Properties REIT		2,733	164,062
Equity Commonwealth REIT	*	3,755	99,695
Equity LifeStyle Properties, Inc. REIT		3,131	172,048
Equity One, Inc. REIT		2,619	69,901
Equity Residential REIT		14,255	1,109,894
Essex Property Trust, Inc. REIT		2,445	562,105
Excel Trust, Inc. REIT		6,782	95,084
Extra Space Storage, Inc. REIT		4,201	283,862
Federal Realty Investment Trust REIT		2,620	385,690
FelCor Lodging Trust, Inc. REIT		11,241	129,159
First Industrial Realty Trust, Inc. REIT		6,729	144,202
First Potomac Realty Trust REIT		1,628	19,357
Franklin Street Properties Corp. REIT		2,200	28,204
Gaming and Leisure Properties, Inc. REIT		3,091	113,965
General Growth Properties, Inc. REIT		21,432	633,316
GEO Group, Inc. (The) REIT		2,829	123,740
Getty Realty Corp. REIT		1,747	31,795
Gladstone Commercial Corp. REIT		1,994	37,108
Government Properties Income Trust REIT		3,576	81,712
Gramercy Property Trust, Inc. REIT		2,708	76,014
Hatteras Financial Corp. REIT		1,935	35,140
HCP, Inc. REIT		17,728	766,027
Health Care REIT, Inc. REIT		12,695	982,085
Healthcare Realty Trust, Inc. REIT		3,032	84,229

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Healthcare Trust of America, Inc., Class A REIT		4,623	$128,797
Hersha Hospitality Trust REIT		7,029	45,478
Highwoods Properties, Inc. REIT		3,408	156,018
Home Properties, Inc. REIT		1,873	129,780
Hospitality Properties Trust REIT		5,604	184,876
Host Hotels & Resorts, Inc. REIT		29,698	599,306
Hudson Pacific Properties, Inc. REIT		2,051	68,073
Inland Real Estate Corp. REIT		2,302	24,608
Invesco Mortgage Capital, Inc. REIT		3,087	47,941
Investors Real Estate Trust REIT		2,989	22,418
Iron Mountain, Inc. REIT		8,571	312,670
iStar Financial, Inc. REIT	*	7,235	94,055
Kilroy Realty Corp. REIT		3,732	284,266
Kimco Realty Corp. REIT		15,341	411,906
Kite Realty Group Trust REIT		663	18,677
Lamar Advertising Co., Class A REIT		3,479	206,200
LaSalle Hotel Properties REIT		6,253	242,992
Lexington Realty Trust REIT		9,308	91,498
Liberty Property Trust REIT		5,315	189,746
LTC Properties, Inc. REIT		2,385	109,710
Macerich Co. (The) REIT		5,677	478,741
Mack-Cali Realty Corp. REIT		2,488	47,969
Medical Properties Trust, Inc. REIT		9,571	141,077
MFA Financial, Inc. REIT	†	10,801	84,896
Mid-America Apartment Communities, Inc. REIT		2,544	196,575
Monmouth Real Estate Investment Corp. REIT		3,275	36,385
National Health Investors, Inc. REIT		979	69,519
National Retail Properties, Inc. REIT	†	4,264	174,696
New Residential Investment Corp. REIT		2,710	40,731
New York Mortgage Trust, Inc. REIT	†	8,120	63,011
New York REIT, Inc. REIT		3,795	39,772
NorthStar Realty Finance Corp. REIT	†	7,137	129,322
Omega Healthcare Investors, Inc. REIT		5,241	212,627
Outfront Media, Inc. REIT		5,065	151,545
Owens Realty Mortgage, Inc. REIT	†	2,081	31,173
Paramount Group, Inc. REIT		4,781	92,273
Parkway Properties, Inc. REIT		5,570	96,640
Pebblebrook Hotel Trust REIT		4,175	194,430
Pennsylvania Real Estate Investment Trust REIT		1,510	35,077
PennyMac Mortgage Investment Trust REIT		5,770	122,843
Physicians Realty Trust REIT		2,896	50,999
Piedmont Office Realty Trust, Inc., Class A REIT		5,563	103,527
Plum Creek Timber Co., Inc. REIT		6,990	303,716
Post Properties, Inc. REIT		2,078	118,301
Potlatch Corp. REIT		1,618	64,785
Prologis, Inc. REIT		19,768	861,094
PS Business Parks, Inc. REIT		599	49,741
Public Storage REIT		5,693	1,122,318
QTS Realty Trust, Inc., Class A REIT		1,447	52,685
RAIT Financial Trust REIT		7,882	54,071
Ramco-Gershenson Properties Trust REIT		1,275	23,715
Rayonier, Inc. REIT		5,004	134,908
Realty Income Corp. REIT	†	7,887	406,969
Redwood Trust, Inc. REIT		1,008	18,013
Regency Centers Corp. REIT		3,446	234,466
Resource Capital Corp. REIT		7,405	33,619

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Retail Opportunity Investments Corp. REIT		7,505	$137,342
Retail Properties of America, Inc., Class A REIT		8,943	143,356
Rexford Industrial Realty, Inc. REIT		2,874	45,438
RLJ Lodging Trust REIT		4,345	136,042
Rouse Properties, Inc. REIT	†	579	10,978
Ryman Hospitality Properties, Inc. REIT		2,005	122,125
Sabra Health Care REIT, Inc. REIT		1,749	57,979
Saul Centers, Inc. REIT		987	56,456
Select Income REIT REIT		1,356	33,886
Senior Housing Properties Trust REIT		7,433	164,938
Silver Bay Realty Trust Corp. REIT		489	7,902
Simon Property Group, Inc. REIT		12,308	2,407,937
SL Green Realty Corp. REIT		3,603	462,553
Sovran Self Storage, Inc. REIT		1,269	119,210
Spirit Realty Capital, Inc. REIT		14,667	177,177
STAG Industrial, Inc. REIT		1,440	33,869
Starwood Property Trust, Inc. REIT		8,338	202,613
Starwood Waypoint Residential Trust REIT	†	1,667	43,092
Strategic Hotels & Resorts, Inc. REIT	*	13,392	166,463
Summit Hotel Properties, Inc. REIT		3,330	46,853
Sun Communities, Inc. REIT		1,743	116,293
Sunstone Hotel Investors, Inc. REIT		7,992	133,227
Tanger Factory Outlet Centers, Inc. REIT		2,442	85,885
Taubman Centers, Inc. REIT		2,083	160,662
Terreno Realty Corp. REIT		4,464	101,779
Trade Street Residential, Inc. REIT	†	5,386	38,564
Two Harbors Investment Corp. REIT		10,028	106,497
UDR, Inc. REIT		12,278	417,820
UMH Properties, Inc. REIT		4,155	41,841
Universal Health Realty Income Trust REIT		1,333	74,981
Urban Edge Properties REIT		3,631	86,055
Ventas, Inc. REIT		12,478	911,144
Vornado Realty Trust REIT		7,263	813,456
Washington Real Estate Investment Trust REIT		1,834	50,673
Weingarten Realty Investors REIT		4,755	171,085
Weyerhaeuser Co. REIT		19,608	650,005
Whitestone REIT REIT		2,786	44,242
WP Carey, Inc. REIT		3,428	233,104
WP GLIMCHER, Inc. REIT		7,678	127,685

			35,143,769

Real Estate Management & Development—0.2%
Alexander & Baldwin, Inc.		1,466	63,302
Altisource Asset Management Corp. (Virgin Islands, U.S.)	*	55	10,182
Altisource Portfolio Solutions SA (Luxembourg)	*†	359	4,620
CBRE Group, Inc., Class A	*	10,844	419,771
Forest City Enterprises, Inc., Class A	*	9,240	235,805
Forestar Group, Inc.	*	1,502	23,687
Howard Hughes Corp. (The)	*	1,716	266,014
Jones Lang LaSalle, Inc.		1,597	272,129
Kennedy-Wilson Holdings, Inc.		2,891	75,571
Realogy Holdings Corp.	*	5,690	258,781
St. Joe Co. (The)	*	3,582	66,482
Tejon Ranch Co.	*	858	22,694

			1,719,038

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Road & Rail—1.0%
AMERCO		434	$143,394
ArcBest Corp.		903	34,215
Avis Budget Group, Inc.	*	4,424	261,082
Con-way, Inc.		2,160	95,321
CSX Corp.		39,531	1,309,267
Genesee & Wyoming, Inc., Class A	*	2,019	194,712
Heartland Express, Inc.		4,220	100,267
Hertz Global Holdings, Inc.	*	16,933	367,107
J.B. Hunt Transport Services, Inc.		3,333	284,622
Kansas City Southern		4,402	449,356
Knight Transportation, Inc.		3,879	125,098
Landstar System, Inc.		2,256	149,573
Norfolk Southern Corp.		11,947	1,229,585
Old Dominion Freight Line, Inc.	*	3,421	264,443
Ryder System, Inc.		2,947	279,641
Saia, Inc.	*	2,493	110,440
Swift Transportation Co.	*	5,786	150,552
Union Pacific Corp.		35,514	3,846,521
Werner Enterprises, Inc.		2,915	91,560
YRC Worldwide, Inc.	*	1,193	21,426

			9,508,182

Semiconductors & Semiconductor Equipment—2.5%
Advanced Energy Industries, Inc.	*	1,428	36,643
Advanced Micro Devices, Inc.	*†	21,447	57,478
Alpha & Omega Semiconductor Ltd.	*	8,591	76,546
Altera Corp.		11,427	490,333
Ambarella, Inc.	*†	1,314	99,483
Amkor Technology, Inc.	*	7,211	63,709
Analog Devices, Inc.		11,925	751,275
Applied Materials, Inc.		47,127	1,063,185
Applied Micro Circuits Corp.	*	3,186	16,249
Atmel Corp.		18,733	154,173
Avago Technologies Ltd. (Singapore)		9,814	1,246,182
Axcelis Technologies, Inc.	*	4,095	9,746
Broadcom Corp., Class A		21,893	947,857
Brooks Automation, Inc.		3,103	36,088
Cabot Microelectronics Corp.	*	1,049	52,419
Cavium, Inc.	*	1,864	132,009
CEVA, Inc.	*	692	14,753
Cirrus Logic, Inc.	*	2,946	97,984
Cohu, Inc.		859	9,397
Cree, Inc.	*†	5,646	200,377
Cypress Semiconductor Corp.	*	9,063	127,875
Diodes, Inc.	*	2,400	68,544
DSP Group, Inc.	*	1,194	14,304
Entegris, Inc.	*	5,738	78,553
Entropic Communications, Inc.	*	12,340	36,526
Exar Corp.	*	1,758	17,668
Fairchild Semiconductor International, Inc.	*	4,903	89,137
First Solar, Inc.	*	2,540	151,867
FormFactor, Inc.	*	1,417	12,569
Freescale Semiconductor Ltd.	*	3,120	127,171
Integrated Device Technology, Inc.	*	8,168	163,523
Integrated Silicon Solution, Inc.		1,269	22,702
Intel Corp.		194,689	6,087,925
Intersil Corp., Class A		5,757	82,440
IXYS Corp.		1,329	16,373
KLA-Tencor Corp.		6,325	368,684
Kopin Corp.	*	2,431	8,557
Lam Research Corp.		6,125	430,189
Lattice Semiconductor Corp.	*	4,395	27,864

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Linear Technology Corp.		8,735	$408,798
Marvell Technology Group Ltd. (Bermuda)		18,500	271,950
Maxim Integrated Products, Inc.		10,774	375,043
Micrel, Inc.		3,731	56,263
Microchip Technology, Inc.	†	7,528	368,119
Micron Technology, Inc.	*	41,994	1,139,297
Microsemi Corp.	*	2,474	87,580
MKS Instruments, Inc.		2,455	83,004
Monolithic Power Systems, Inc.		740	38,961
NVE Corp.		348	23,984
NVIDIA Corp.		20,184	422,350
OmniVision Technologies, Inc.	*	2,354	62,075
ON Semiconductor Corp.	*	23,913	289,586
PDF Solutions, Inc.	*	974	17,454
Pericom Semiconductor Corp.		1,023	15,826
Photronics, Inc.	*	1,388	11,798
PMC-Sierra, Inc.	*	7,045	65,378
Power Integrations, Inc.		1,952	101,660
Qorvo, Inc.	*	5,125	408,463
QuickLogic Corp.	*†	8,386	16,185
Rambus, Inc.	*†	4,071	51,193
Rubicon Technology, Inc.	*†	4,910	19,345
Rudolph Technologies, Inc.	*	1,247	13,742
Semtech Corp.	*	2,970	79,136
Silicon Laboratories, Inc.	*	2,124	107,835
Skyworks Solutions, Inc.		7,339	721,350
SunEdison, Inc.	*†	11,936	286,464
SunPower Corp.	*†	1,759	55,074
Synaptics, Inc.	*	1,586	128,950
Teradyne, Inc.		7,938	149,631
Tessera Technologies, Inc.		1,560	62,837
Texas Instruments, Inc.		42,217	2,414,179
Ultra Clean Holdings, Inc.	*	4,664	33,348
Ultratech, Inc.	*	971	16,837
Veeco Instruments, Inc.	*	1,294	39,532
Vitesse Semiconductor Corp.	*	11,946	63,433
Xcerra Corp.	*	1,358	12,073
Xilinx, Inc.		9,816	415,217

			22,422,307

Software—3.7%
ACI Worldwide, Inc.	*	4,959	107,412
Activision Blizzard, Inc.		17,758	403,551
Adobe Systems, Inc.	*	19,011	1,405,673
Advent Software, Inc.		2,902	128,007
American Software, Inc., Class A		1,950	19,929
ANSYS, Inc.	*	3,449	304,167
Aspen Technology, Inc.	*	3,661	140,912
Autodesk, Inc.	*	9,258	542,889
Blackbaud, Inc.		2,650	125,557
Bottomline Technologies de, Inc.	*	1,479	40,480
BroadSoft, Inc.	*	1,277	42,728
CA, Inc.		11,593	378,048
Cadence Design Systems, Inc.	*	10,745	198,138
Callidus Software, Inc.	*	172	2,181
CDK Global, Inc.		6,017	281,355
Citrix Systems, Inc.	*	7,179	458,523
CommVault Systems, Inc.	*	1,510	65,987
Covisint Corp.	*	1,052	2,136
Ebix, Inc.	†	2,802	85,125
Electronic Arts, Inc.	*	12,060	709,309
Ellie Mae, Inc.	*	793	43,861
Epiq Systems, Inc.		1,087	19,490

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
FactSet Research Systems, Inc.		1,490	$237,208
Fair Isaac Corp.		2,628	233,156
FireEye, Inc.	*†	2,952	115,866
Fleetmatics Group plc (Ireland)	*	995	44,626
Fortinet, Inc.	*	5,654	197,607
Gigamon, Inc.	*	2,114	44,901
Glu Mobile, Inc.	*†	10,871	54,464
Guidewire Software, Inc.	*	3,146	165,511
Imperva, Inc.	*	1,888	80,618
Infoblox, Inc.	*	1,770	42,250
Informatica Corp.	*	4,237	185,814
Interactive Intelligence Group, Inc.	*†	950	39,121
Intuit, Inc.		11,315	1,097,102
Manhattan Associates, Inc.	*	4,784	242,118
Mentor Graphics Corp.		2,745	65,962
Microsoft Corp.		324,227	13,181,449
MicroStrategy, Inc., Class A	*	513	86,794
Monotype Imaging Holdings, Inc.		1,419	46,316
NetScout Systems, Inc.	*†	1,250	54,812
NetSuite, Inc.	*	1,276	118,362
Nuance Communications, Inc.	*	9,517	136,569
Oracle Corp.		128,293	5,535,843
Pegasystems, Inc.		4,282	93,133
Progress Software Corp.	*	1,983	53,878
Proofpoint, Inc.	*	1,126	66,682
PTC, Inc.	*	4,423	159,980
Qlik Technologies, Inc.	*	5,245	163,277
RealPage, Inc.	*	1,770	35,648
Red Hat, Inc.	*	7,251	549,263
Rovi Corp.	*	3,917	71,329
salesforce.com, Inc.	*	23,482	1,568,832
SeaChange International, Inc.	*	958	7,520
ServiceNow, Inc.	*	5,161	406,584
Silver Spring Networks, Inc.	*†	2,969	26,543
SolarWinds, Inc.	*	1,876	96,126
Solera Holdings, Inc.		3,377	174,456
Splunk, Inc.	*	4,640	274,688
SS&C Technologies Holdings, Inc.		3,677	229,077
Symantec Corp.		26,135	610,644
Synchronoss Technologies, Inc.	*	807	38,300
Synopsys, Inc.	*	6,501	301,126
Tableau Software, Inc., Class A	*	1,108	102,512
Take-Two Interactive Software, Inc.	*	2,643	67,278
TiVo, Inc.	*	2,696	28,605
Tyler Technologies, Inc.	*	1,886	227,320
Ultimate Software Group, Inc. (The)	*	1,242	211,084
VASCO Data Security International, Inc.	*†	3,804	81,938
Verint Systems, Inc.	*	3,366	208,456
VirnetX Holding Corp.	*†	2,400	14,616
VMware, Inc., Class A	*	3,264	267,681
Vringo, Inc.	*†	10,252	6,668
Workday, Inc., Class A	*	3,482	293,916
Zix Corp.	*	1,015	3,989
Zynga, Inc., Class A	*	26,117	74,433

			34,027,509

Specialty Retail—2.7%
Aaron’s, Inc.		2,908	82,325
Abercrombie & Fitch Co., Class A		3,072	67,707
Advance Auto Parts, Inc.		3,235	484,247
Aeropostale, Inc.	*	2,075	7,200
American Eagle Outfitters, Inc.		12,752	217,804
America’s Car-Mart, Inc.	*	354	19,204
ANN, Inc.	*	2,733	112,135

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Asbury Automotive Group, Inc.	*	1,342	$111,520
Ascena Retail Group, Inc.	*	5,194	75,365
AutoNation, Inc.	*	2,555	164,363
AutoZone, Inc.	*	1,308	892,265
Barnes & Noble, Inc.	*	828	19,665
bebe stores, Inc.		790	2,868
Bed Bath & Beyond, Inc.	*	7,504	576,120
Best Buy Co., Inc.		10,336	390,597
Big 5 Sporting Goods Corp.		1,071	14,212
Brown Shoe Co., Inc.		1,791	58,745
Buckle, Inc. (The)	†	1,236	63,147
Cabela’s, Inc.	*†	1,696	94,942
CarMax, Inc.	*	8,677	598,800
Cato Corp. (The), Class A		1,761	69,736
Chico’s FAS, Inc.		7,236	128,005
Children’s Place, Inc. (The)		1,144	73,433
Conn’s, Inc.	*†	871	26,374
CST Brands, Inc.		2,444	107,121
Destination Maternity Corp.		1,200	18,072
Destination XL Group, Inc.	*	1,930	9,534
Dick’s Sporting Goods, Inc.		3,116	177,581
DSW, Inc., Class A		2,162	79,735
Express, Inc.	*	6,015	99,428
Finish Line, Inc. (The), Class A		1,917	47,005
Five Below, Inc.	*	2,091	74,377
Foot Locker, Inc.		5,840	367,920
GameStop Corp., Class A	†	4,171	158,331
Gap, Inc. (The)		11,079	480,053
Genesco, Inc.	*	921	65,603
GNC Holdings, Inc., Class A		3,393	166,494
Group 1 Automotive, Inc.		1,068	92,200
Guess?, Inc.		1,639	30,469
Haverty Furniture Cos., Inc.		1,111	27,642
Hibbett Sports, Inc.	*	1,396	68,488
Home Depot, Inc. (The)		53,457	6,073,250
Kirkland’s, Inc.	*	833	19,784
L Brands, Inc.		9,309	877,746
Lithia Motors, Inc., Class A		862	85,691
Lowe’s Cos., Inc.		39,727	2,955,292
Lumber Liquidators Holdings, Inc.	*†	769	23,670
MarineMax, Inc.	*	800	21,208
Men’s Wearhouse, Inc. (The)		2,437	127,211
Monro Muffler Brake, Inc.		1,487	96,729
Murphy USA, Inc.	*	1,451	105,009
Office Depot, Inc.	*	21,441	197,257
O’Reilly Automotive, Inc.	*	4,131	893,287
Outerwall, Inc.	†	1,075	71,079
Penske Automotive Group, Inc.		1,654	85,164
Pep Boys-Manny, Moe & Jack (The)	*	2,200	21,164
Pier 1 Imports, Inc.		3,712	51,894
Rent-A-Center, Inc.		1,769	48,541
Restoration Hardware Holdings, Inc.	*†	916	90,858
Ross Stores, Inc.		8,312	875,752
Sally Beauty Holdings, Inc.	*	9,008	309,605
Select Comfort Corp.	*	2,104	72,525
Signet Jewelers Ltd. (Bermuda)		3,344	464,114
Sonic Automotive, Inc., Class A		1,649	41,060
Stage Stores, Inc.		2,236	51,249
Staples, Inc.		22,960	373,904
Stein Mart, Inc.		1,261	15,699
Systemax, Inc.	*	1,358	16,595
Tiffany & Co.		4,057	357,057
TJX Cos., Inc. (The)		27,266	1,909,983

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Tractor Supply Co.		5,080	$432,105
Ulta Salon Cosmetics & Fragrance, Inc.	*	2,434	367,169
Urban Outfitters, Inc.	*	5,012	228,798
Vitamin Shoppe, Inc.	*	2,795	115,126
West Marine, Inc.	*	803	7,444
Williams-Sonoma, Inc.		3,877	309,036

			24,212,887

Technology Hardware, Storage & Peripherals—4.0%
3D Systems Corp.	*†	4,215	115,575
Apple, Inc.		237,088	29,500,860
Cray, Inc.	*†	714	20,049
Diebold, Inc.		3,079	109,181
Electronics For Imaging, Inc.	*	2,638	110,137
EMC Corp.		79,499	2,031,994
Hewlett-Packard Co.		74,164	2,310,950
Lexmark International, Inc., Class A		1,492	63,171
NCR Corp.	*	6,904	203,737
NetApp, Inc.		11,382	403,606
QLogic Corp.	*	3,731	54,995
Quantum Corp.	*†	6,681	10,690
SanDisk Corp.		8,969	570,608
Silicon Graphics International Corp.	*†	1,843	16,016
Stratasys Ltd.	*	1,886	99,543
Super Micro Computer, Inc.	*	964	32,014
Violin Memory, Inc.	*†	9,447	35,615
Western Digital Corp.		8,356	760,480

			36,449,221

Textiles, Apparel & Luxury Goods—0.9%
Carter’s, Inc.		1,981	183,183
Coach, Inc.		10,479	434,145
Columbia Sportswear Co.		1,304	79,414
Crocs, Inc.	*	3,600	42,516
Culp, Inc.		888	23,754
Deckers Outdoor Corp.	*	1,935	141,003
Fossil Group, Inc.	*	1,614	133,074
G-III Apparel Group Ltd.	*	365	41,117
Hanesbrands, Inc.		16,396	549,430
Iconix Brand Group, Inc.	*†	2,737	92,155
Kate Spade & Co.	*	4,930	164,613
Michael Kors Holdings Ltd. (United Kingdom)	*	7,995	525,671
Movado Group, Inc.		1,678	47,857
NIKE, Inc., Class B		27,296	2,738,608
Oxford Industries, Inc.		936	70,621
PVH Corp.		2,844	303,057
Quiksilver, Inc.	*†	4,288	7,933
Ralph Lauren Corp.		2,261	297,321
Sequential Brands Group, Inc.	*†	3,524	37,707
Skechers U.S.A., Inc., Class A	*	1,935	139,146
Steven Madden Ltd.	*	2,533	96,254
Tumi Holdings, Inc.	*	1,971	48,211
Under Armour, Inc., Class A	*	7,748	625,651
Unifi, Inc.	*	876	31,615
V.F. Corp.		13,034	981,590
Wolverine World Wide, Inc.		5,178	173,204

			8,008,850

Thrifts & Mortgage Finance—0.2%
Astoria Financial Corp.		3,465	44,872
Bank Mutual Corp.		3,756	27,494
BBX Capital Corp., Class A	*†	2,244	41,738
Beneficial Bancorp, Inc.	*	1,065	12,024
BofI Holding, Inc.	*	418	38,891

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Brookline Bancorp, Inc.		3,765	$37,838
Capitol Federal Financial, Inc.		4,787	59,837
Dime Community Bancshares, Inc.		1,638	26,372
Essent Group Ltd. (Bermuda)	*	1,445	34,550
EverBank Financial Corp.		6,660	120,080
Home Loan Servicing Solutions Ltd. (Cayman Islands)	†	6,384	105,591
HomeStreet, Inc.	*	2,076	38,032
Hudson City Bancorp, Inc.		26,577	278,527
LendingTree, Inc.	*	314	17,587
MGIC Investment Corp.	*	16,751	161,312
New York Community Bancorp, Inc.	†	14,869	248,758
Northwest Bancshares, Inc.		4,608	54,605
Ocwen Financial Corp.	*†	3,358	27,704
People’s United Financial, Inc.		15,654	237,941
Provident Financial Services, Inc.		2,960	55,204
Radian Group, Inc.	†	8,446	141,808
Territorial Bancorp, Inc.		4,759	113,074
TFS Financial Corp.		3,398	49,883
TrustCo Bank Corp. NY		3,435	23,633
United Financial Bancorp, Inc.		2,519	31,311
Washington Federal, Inc.		3,379	73,679

			2,102,345

Tobacco—1.1%
Alliance One International, Inc.	*	2,000	2,200
Altria Group, Inc.		77,466	3,874,849
Lorillard, Inc.		14,892	973,192
Philip Morris International, Inc.		62,475	4,706,242
Reynolds American, Inc.		11,621	800,803
Universal Corp.	†	1,078	50,839
Vector Group Ltd.	†	3,356	73,731

			10,481,856

Trading Companies & Distributors—0.3%
Air Lease Corp.		3,250	122,655
Aircastle Ltd.		6,140	137,904
Applied Industrial Technologies, Inc.		2,056	93,219
Beacon Roofing Supply, Inc.	*	2,570	80,441
Fastenal Co.		11,276	467,221
GATX Corp.		1,766	102,393
H&E Equipment Services, Inc.		1,600	39,984
HD Supply Holdings, Inc.	*	2,744	85,489
MRC Global, Inc.	*†	4,499	53,313
MSC Industrial Direct Co., Inc., Class A		1,782	128,660
NOW, Inc.	*†	3,975	86,019
Rush Enterprises, Inc., Class A	*	1,260	34,474
TAL International Group, Inc.	*†	2,773	112,944
United Rentals, Inc.	*	3,667	334,284
Veritiv Corp.	*	338	14,916
W.W. Grainger, Inc.		2,301	542,599
Watsco, Inc.		940	118,158
WESCO International, Inc.	*	1,550	108,330

			2,663,003

Water Utilities—0.1%
American States Water Co.		2,522	100,603
American Water Works Co., Inc.		8,019	434,710
Aqua America, Inc.		5,411	142,580
California Water Service Group		1,930	47,304
Connecticut Water Service, Inc.		2,808	102,015
SJW Corp.		1,010	31,219

			858,431

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Wireless Telecommunication Services—0.1%
NTELOS Holdings Corp.		1,350	$6,480
SBA Communications Corp., Class A	*	5,704	667,938
Shenandoah Telecommunications Co.		1,200	37,392
Sprint Corp.	*	33,577	159,155
Telephone & Data Systems, Inc.		3,217	80,103
T-Mobile US, Inc.	*	10,397	329,481
United States Cellular Corp.	*	680	24,290

			1,304,839

TOTAL COMMON STOCKS (Cost $483,663,687)			903,959,502

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.102%	09/17/2015	‡‡	$240,000	239,893
0.012%	06/04/2015	‡‡	210,000	209,996

				449,889

TOTAL U.S. TREASURY OBLIGATIONS (Cost $449,880)				449,889

		Shares	Value
RIGHTS—0.0%
Electronic Equipment, Instruments & Components—0.0%
Gerber Scientific, Inc. CVR	*†‡d	1,608	—

Pharmaceuticals—0.0%
Furiex Pharmaceuticals, Inc. CVR	*‡d	1,998	—
Furiex Pharmaceuticals, Inc. CVR	*‡	394	3,794

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc. CVR	*‡d	2,806	—

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. CVR	*‡	3,300	8,349

TOTAL RIGHTS (Cost $–)			12,143

WARRANTS—0.0%
Communications Equipment—0.0%
Pegasus Wireless Corp.	*‡d	540	—

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires 04/15/2016	*†‡	893	250

TOTAL WARRANTS (Cost $–)			250

MONEY MARKET FUNDS—2.9%
Institutional Money Market Funds—2.9%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	3,100,000	3,100,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		¥8,228,824	8,228,824
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%	††¥	2,442,215	2,442,215
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.09%	††¥	3,100,000	3,100,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.08%	††¥	3,100,000	$3,100,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%	††¥	3,100,000	3,100,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.10%	††¥	3,100,000	3,100,000

TOTAL MONEY MARKET FUNDS (Cost $26,171,039)			26,171,039

TOTAL INVESTMENTS—101.9% (Cost $510,284,606)			930,592,823
Other assets less liabilities—(1.9%)			(16,962,226)

NET ASSETS—100.0%			$913,630,597

Legend to the Schedule of Investments:

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at March 31, 2015.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $12,393)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—98.5%
Aerospace & Defense—1.4%
AAR Corp.		6,574	$201,822
Aerovironment, Inc.	*	3,832	101,586
American Science & Engineering, Inc.		1,394	68,111
Astronics Corp.	*	3,219	237,240
Cubic Corp.		3,920	202,938
Curtiss-Wright Corp.		8,533	630,930
DigitalGlobe, Inc.	*	13,689	466,384
Ducommun, Inc.	*	1,702	44,082
Engility Holdings, Inc.		2,873	86,305
Erickson, Inc.	*†	603	2,605
Esterline Technologies Corp.	*	5,740	656,771
Exelis, Inc.		32,929	802,480
GenCorp, Inc.	*	9,874	228,978
HEICO Corp.		12,091	738,397
Hexcel Corp.		17,240	886,481
Huntington Ingalls Industries, Inc.		8,616	1,207,532
KEYW Holding Corp. (The)	*†	5,318	43,767
Kratos Defense & Security Solutions, Inc.	*	9,324	51,562
LMI Aerospace, Inc.	*	1,056	12,894
Moog, Inc., Class A	*	7,309	548,541
National Presto Industries, Inc.	†	975	61,805
Orbital ATK, Inc.		10,656	816,569
SIFCO Industries, Inc.		420	9,152
Sparton Corp.	*	1,633	40,009
Spirit AeroSystems Holdings, Inc., Class A	*	21,115	1,102,414
TASER International, Inc.	*†	9,624	232,035
Teledyne Technologies, Inc.	*	6,598	704,205
Triumph Group, Inc.		9,071	541,720
Vectrus, Inc.	*	1,956	49,858

			10,777,173

Air Freight & Logistics—0.2%
Air Transport Services Group, Inc.	*	10,717	98,811
Atlas Air Worldwide Holdings, Inc.	*	4,497	193,461
Echo Global Logistics, Inc.	*	3,918	106,804
Forward Air Corp.		5,836	316,895
Hub Group, Inc., Class A	*	6,527	256,446
Park-Ohio Holdings Corp.		1,449	76,319
UTi Worldwide, Inc.	*	16,303	200,527
XPO Logistics, Inc.	*	9,072	412,504

			1,661,767

Airlines—0.7%
Alaska Air Group, Inc.		24,209	1,602,152
Allegiant Travel Co.		2,387	458,996
Copa Holdings SA, Class A (Panama)		6,094	615,311
Hawaiian Holdings, Inc.	*	8,734	192,366
JetBlue Airways Corp.	*†	45,430	874,528
Republic Airways Holdings, Inc.	*	9,724	133,705
SkyWest, Inc.		8,900	130,029
Spirit Airlines, Inc.	*	13,004	1,005,990
Virgin America, Inc.	*†	2,531	76,942

			5,090,019

Auto Components—1.4%
American Axle & Manufacturing
Holdings, Inc.	*	11,657	301,100
Cooper Tire & Rubber Co.		10,102	432,770
Cooper-Standard Holding, Inc.	*	2,714	160,669
Dana Holding Corp.		29,595	626,230
Dorman Products, Inc.	*†	4,696	233,626
Drew Industries, Inc.		4,435	272,930
Federal-Mogul Holdings Corp.	*	4,327	57,592

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Fox Factory Holding Corp.	*	1,589	$24,375
Fuel Systems Solutions, Inc.	*	2,164	23,890
Gentex Corp.		51,127	935,624
Gentherm, Inc.	*	6,384	322,456
Goodyear Tire & Rubber Co. (The)		48,468	1,312,513
Lear Corp.		14,600	1,617,972
Metaldyne Performance Group, Inc.	*	2,010	36,220
Modine Manufacturing Co.	*	7,889	106,265
Motorcar Parts of America, Inc.	*	3,710	103,101
Remy International, Inc.		5,235	116,276
Shiloh Industries, Inc.	*	1,469	20,625
Spartan Motors, Inc.		7,093	34,401
Standard Motor Products, Inc.		3,701	156,404
Stoneridge, Inc.	*	4,564	51,528
Strattec Security Corp.		558	41,203
Superior Industries International, Inc.		3,960	74,963
Tenneco, Inc.	*	11,180	641,956
Tower International, Inc.	*	3,444	91,610
TRW Automotive Holdings Corp.	*	19,556	2,050,447
Visteon Corp.	*	7,775	749,510

			10,596,256

Automobiles—0.1%
Thor Industries, Inc.		8,024	507,197
Winnebago Industries, Inc.	†	5,233	111,254

			618,451

Banks—5.3%
1st Source Corp.		3,248	104,358
American National Bankshares, Inc.		1,246	28,135
Ameris Bancorp		4,403	116,195
Ames National Corp.	†	1,475	36,654
Arrow Financial Corp.		2,171	58,943
Associated Banc-Corp		28,681	533,467
Banc of California, Inc.		3,678	45,276
BancFirst Corp.		1,092	66,590
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)		5,927	194,346
Bancorp, Inc. (The)/Delaware	*	6,092	55,011
BancorpSouth, Inc.		16,961	393,834
Bank of Hawaii Corp.		8,019	490,843
Bank of Kentucky Financial Corp. (The)		972	47,677
Bank of Marin Bancorp		862	43,876
Bank of the Ozarks, Inc.		14,051	518,903
BankUnited, Inc.		17,770	581,790
Banner Corp.		3,350	153,765
BBCN Bancorp, Inc./California		14,858	214,995
Blue Hills Bancorp, Inc.	*	4,663	61,645
BNC Bancorp		2,917	52,798
BOK Financial Corp.	†	4,915	300,896
Boston Private Financial Holdings, Inc.		15,034	182,663
Bridge Bancorp, Inc.		2,704	69,844
Bridge Capital Holdings	*	1,525	39,818
Bryn Mawr Bank Corp.		2,581	78,488
C1 Financial, Inc.	*†	533	9,994
Camden National Corp.		1,411	56,214
Capital Bank Financial Corp., Class A	*	3,865	106,713
Capital City Bank Group, Inc.		1,724	28,015
Cardinal Financial Corp.		5,568	111,249
Cascade Bancorp	*	4,328	20,774
Cathay General Bancorp		14,388	409,339
Catskill Litigation Trust	*‡d	583	—
CenterState Banks, Inc.		6,193	73,759
Central Pacific Financial Corp.		3,221	73,986

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Century Bancorp, Inc./Massachussetts, Class A		582	$23,105
Chemical Financial Corp.		5,880	184,397
Citizens & Northern Corp.		1,953	39,412
City Holding Co.		2,691	126,558
City National Corp./California		8,450	752,726
CNB Financial Corp./Pennsylvania		3,476	59,161
CoBiz Financial, Inc.		6,918	85,230
Columbia Banking System, Inc.		10,411	301,607
Commerce Bancshares, Inc./Missouri		15,576	659,176
Community Bank System, Inc.		7,504	265,567
Community Trust Bancorp, Inc.		3,220	106,775
CommunityOne Bancorp	*	1,764	17,358
ConnectOne Bancorp, Inc.		4,877	94,906
CU Bancorp	*	1,509	34,330
Cullen/Frost Bankers, Inc.		9,308	642,997
Customers Bancorp, Inc.	*	4,046	98,561
CVB Financial Corp.		18,104	288,578
Eagle Bancorp, Inc.	*	4,554	174,874
East West Bancorp, Inc.		25,629	1,036,949
Enterprise Bancorp, Inc./Massachussetts	†	1,147	24,374
Enterprise Financial Services Corp.		4,434	91,606
FCB Financial Holdings, Inc., Class A	*	1,350	36,949
Fidelity Southern Corp.		2,407	40,630
Financial Institutions, Inc.		2,448	56,133
First Bancorp, Inc./Maine		1,513	26,402
First BanCorp. (Puerto Rico)	*	16,218	100,552
First Bancorp/North Carolina		2,954	51,872
First Busey Corp.		14,438	96,590
First Business Financial Services, Inc.		635	27,457
First Citizens BancShares, Inc./North Carolina, Class A		1,592	413,426
First Commonwealth Financial Corp.		18,567	167,103
First Community Bancshares, Inc./Virginia		2,951	51,731
First Connecticut Bancorp, Inc./Farmington CT		2,809	43,174
First Financial Bancorp		9,796	174,467
First Financial Bankshares, Inc.	†	10,998	303,985
First Financial Corp./Indiana		1,835	65,858
First Horizon National Corp.		42,621	609,054
First Interstate BancSystem, Inc., Class A		2,926	81,401
First Merchants Corp.		7,037	165,651
First Midwest Bancorp, Inc./Illinois		12,595	218,775
First NBC Bank Holding Co.	*	2,471	81,494
First Niagara Financial Group, Inc.		62,723	554,471
First of Long Island Corp. (The)		2,148	54,774
First Republic Bank/California		24,686	1,409,324
FirstMerit Corp.		30,125	574,182
Flushing Financial Corp.		5,182	104,003
FNB Corp./Pennsylvania		31,928	419,534
Fulton Financial Corp.		35,157	433,837
German American Bancorp, Inc.		2,006	59,037
Glacier Bancorp, Inc.		13,371	336,281
Great Southern Bancorp, Inc.		1,938	76,338
Great Western Bancorp, Inc.		3,036	66,822
Green Bancorp, Inc.	*	768	8,586
Guaranty Bancorp		3,103	52,627
Hampton Roads Bankshares, Inc.	*†	5,516	10,425
Hancock Holding Co.		14,839	443,092
Hanmi Financial Corp.		5,822	123,135
Heartland Financial USA, Inc.		2,967	96,813
Heritage Commerce Corp.		4,197	38,319

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Heritage Financial Corp./Washington		5,246	$89,182
Heritage Oaks Bancorp		3,455	28,711
Hilltop Holdings, Inc.	*	13,172	256,064
Home Bancshares, Inc./Arkansas		9,580	324,666
HomeTrust Bancshares, Inc.	*	3,407	54,410
Horizon Bancorp/Indiana		1,400	32,746
Hudson Valley Holding Corp.		2,708	69,216
Huntington Bancshares, Inc./Ohio		148,776	1,643,975
IBERIABANK Corp.		5,417	341,433
Independent Bank Corp./Massachusetts		3,932	172,497
Independent Bank Corp./Michigan		3,690	47,343
Independent Bank Group, Inc.		1,534	59,688
International Bancshares Corp.		10,389	270,426
Investors Bancorp, Inc.		63,654	746,025
Lakeland Bancorp, Inc.		8,284	95,266
Lakeland Financial Corp.		3,085	125,189
LegacyTexas Financial Group, Inc.		7,553	171,680
Macatawa Bank Corp.		3,843	20,560
MainSource Financial Group, Inc.		4,454	87,477
MB Financial, Inc.		12,213	382,389
Mercantile Bank Corp.		2,847	55,659
Merchants Bancshares, Inc.		1,246	36,346
Metro Bancorp, Inc.		2,334	64,348
MidSouth Bancorp, Inc.		1,585	23,379
MidWestOne Financial Group, Inc.		1,528	44,052
National Bank Holdings Corp., Class A		5,972	112,333
National Bankshares, Inc.		1,101	32,854
National Penn Bancshares, Inc.		22,622	243,639
NBT Bancorp, Inc.		7,242	181,484
NewBridge Bancorp		4,791	42,736
Northrim BanCorp, Inc.		1,031	25,301
OFG Bancorp (Puerto Rico)		8,948	146,031
Old Line Bancshares, Inc.	†	1,400	22,120
Old National Bancorp/Indiana		22,141	314,181
Opus Bank		850	26,248
Pacific Continental Corp.		2,833	37,452
Pacific Premier Bancorp, Inc.	*	2,487	40,264
PacWest Bancorp		18,166	851,804
Palmetto Bancshares, Inc.	†	743	14,117
Park National Corp.		2,151	184,040
Park Sterling Corp.		7,082	50,282
Peapack Gladstone Financial Corp.		1,556	33,610
Penns Woods Bancorp, Inc.		1,191	58,252
Peoples Bancorp, Inc./Ohio		2,337	55,247
Peoples Financial Services Corp.	†	1,215	54,517
Pinnacle Financial Partners, Inc.		5,972	265,515
Popular, Inc. (Puerto Rico)	*	18,597	639,551
Preferred Bank/California		2,248	61,753
PrivateBancorp, Inc.		12,551	441,419
Prosperity Bancshares, Inc.		12,382	649,807
Renasant Corp.	†	6,084	182,824
Republic Bancorp, Inc./Kentucky, Class A		2,055	50,820
Republic First Bancorp, Inc.	*	4,979	18,074
S&T Bancorp, Inc.		5,786	164,207
Sandy Spring Bancorp, Inc.		4,178	109,589
Seacoast Banking Corp of Florida	*	3,385	48,304
ServisFirst Bancshares, Inc.		307	10,128
Sierra Bancorp		2,504	41,817
Signature Bank/New York	*	9,010	1,167,516
Simmons First National Corp., Class A		3,238	147,232
South State Corp.		4,489	307,003
Southside Bancshares, Inc.	†	4,002	114,817
Southwest Bancorp, Inc./Oklahoma		4,075	72,494

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Square 1 Financial, Inc., Class A	*	1,000	$26,770
State Bank Financial Corp.		5,308	111,468
Sterling Bancorp/New York	†	14,148	189,725
Stock Yards Bancorp, Inc.		2,661	91,618
Stonegate Bank		1,602	48,364
Suffolk Bancorp		2,229	52,961
Sun Bancorp, Inc./New Jersey	*	1,281	24,224
Susquehanna Bancshares, Inc.		32,364	443,710
SVB Financial Group	*	8,845	1,123,669
Synovus Financial Corp.		25,067	702,127
Talmer Bancorp, Inc., Class A		3,339	51,137
TCF Financial Corp.		30,121	473,502
Texas Capital Bancshares, Inc.	*	8,312	404,379
Tompkins Financial Corp.		2,487	133,925
TowneBank/Virginia		8,546	137,420
TriCo Bancshares		3,987	96,206
TriState Capital Holdings, Inc.	*†	3,661	38,331
Triumph Bancorp, Inc.	*	1,345	18,373
Trustmark Corp.		12,758	309,764
UMB Financial Corp.		6,514	344,525
Umpqua Holdings Corp.		30,251	519,712
Union Bankshares Corp.		7,839	174,104
United Bankshares, Inc./West Virginia		12,128	455,770
United Community Banks, Inc./Georgia		8,268	156,100
Univest Corp of Pennsylvania		2,741	54,244
Valley National Bancorp		42,310	399,406
Washington Trust Bancorp, Inc.		3,111	118,809
Webster Financial Corp.		16,333	605,138
WesBanco, Inc.		5,404	176,062
West Bancorporation, Inc.		2,473	49,188
Westamerica Bancorporation	†	4,848	209,482
Western Alliance Bancorp	*	13,905	412,144
Wilshire Bancorp, Inc.		11,523	114,884
Wintrust Financial Corp.		8,051	383,872
Yadkin Financial Corp.	*	2,908	59,032
Zions Bancorporation		35,549	959,823

			40,075,481

Beverages—0.1%
Boston Beer Co., Inc. (The), Class A	*	1,496	400,031
Coca-Cola Bottling Co. Consolidated		798	90,222
Craft Brew Alliance, Inc.	*	1,788	24,388
National Beverage Corp.	*	1,873	45,720

			560,361

Biotechnology—4.3%
ACADIA Pharmaceuticals, Inc.	*†	14,088	459,128
Acceleron Pharma, Inc.	*†	2,755	104,855
Achillion Pharmaceuticals, Inc.	*	16,607	163,745
Acorda Therapeutics, Inc.	*	7,234	240,748
Actinium Pharmaceuticals, Inc.	*†	3,188	7,874
Adamas Pharmaceuticals, Inc.	*	478	8,360
Aegerion Pharmaceuticals, Inc.	*	5,288	138,387
Agenus, Inc.	*†	10,018	51,392
Agios Pharmaceuticals, Inc.	*	2,645	249,423
Akebia Therapeutics, Inc.	*†	1,261	14,010
Alder Biopharmaceuticals, Inc.	*	1,350	38,961
Alkermes plc (Ireland)	*	25,969	1,583,330
Alnylam Pharmaceuticals, Inc.	*	12,455	1,300,551
AMAG Pharmaceuticals, Inc.	*	3,968	216,891
Anacor Pharmaceuticals, Inc.	*	5,694	329,398
Applied Genetic Technologies Corp.	*	800	15,992
Ardelyx, Inc.	*	808	10,577
Arena Pharmaceuticals, Inc.	*†	39,027	170,548

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
ARIAD Pharmaceuticals, Inc.	*†	27,438	$226,089
Array BioPharma, Inc.	*†	23,016	169,628
Arrowhead Research Corp.	*†	10,508	71,087
Atara Biotherapeutics, Inc.	*†	1,004	41,736
Auspex Pharmaceuticals, Inc.	*	1,502	150,606
Avalanche Biotechnologies, Inc.	*	1,130	45,788
Bellicum Pharmaceuticals, Inc.	*	1,480	34,292
BioCryst Pharmaceuticals, Inc.	*†	11,394	102,888
BioSpecifics Technologies Corp.	*	600	23,490
BioTime, Inc.	*†	5,653	28,095
Bluebird Bio, Inc.	*	4,185	505,422
Calithera Biosciences, Inc.	*	1,319	21,658
Cara Therapeutics, Inc.	*	979	9,839
Celldex Therapeutics, Inc.	*	15,841	441,489
Cellular Dynamics International, Inc.	*†	620	10,187
Cepheid, Inc.	*	12,602	717,054
ChemoCentryx, Inc.	*†	4,080	30,804
Chimerix, Inc.	*	5,434	204,807
Clovis Oncology, Inc.	*†	4,327	321,193
Coherus Biosciences, Inc.	*	1,188	36,329
CTI BioPharma Corp.	*†	27,606	49,967
Cytokinetics, Inc.	*	7,327	49,677
Cytori Therapeutics, Inc.	*†	10,004	11,805
CytRx Corp.	*†	8,979	30,259
Dicerna Pharmaceuticals, Inc.	*	642	15,427
Dyax Corp.	*	24,136	404,399
Dynavax Technologies Corp.	*†	4,507	101,092
Eleven Biotherapeutics, Inc.	*	819	7,305
Emergent Biosolutions, Inc.	*	4,839	139,170
Enanta Pharmaceuticals, Inc.	*†	1,722	52,728
Epizyme, Inc.	*	2,156	40,490
Esperion Therapeutics, Inc.	*	738	68,339
Exact Sciences Corp.	*†	14,492	319,114
Exelixis, Inc.	*†	35,337	90,816
FibroGen, Inc.	*†	1,537	48,231
Five Prime Therapeutics, Inc.	*	2,870	65,579
Flexion Therapeutics, Inc.	*	811	18,264
Foundation Medicine, Inc.	*†	2,363	113,684
Galectin Therapeutics, Inc.	*†	2,900	9,715
Galena Biopharma, Inc.	*†	22,766	31,645
Genocea Biosciences, Inc.	*†	695	8,243
Genomic Health, Inc.	*	3,336	101,915
Geron Corp.	*†	25,722	96,972
Halozyme Therapeutics, Inc.	*†	17,334	247,530
Heron Therapeutics, Inc.	*	3,128	45,512
Hyperion Therapeutics, Inc.	*	2,155	98,914
Idera Pharmaceuticals, Inc.	*	9,693	35,961
Immune Design Corp.	*	998	21,068
ImmunoGen, Inc.	*†	16,516	147,818
Immunomedics, Inc.	*†	12,320	47,186
Incyte Corp.	*	25,874	2,371,611
Infinity Pharmaceuticals, Inc.	*	7,990	111,700
Inovio Pharmaceuticals, Inc.	*†	9,684	79,021
Insmed, Inc.	*	7,989	166,171
Insys Therapeutics, Inc.	*†	1,541	89,578
Intercept Pharmaceuticals, Inc.	*†	2,272	640,749
Intrexon Corp.	*†	5,923	268,727
Invitae Corp.	*	1,280	21,453
Ironwood Pharmaceuticals, Inc.	*	21,176	338,816
Isis Pharmaceuticals, Inc.	*†	20,712	1,318,733
Juno Therapeutics, Inc.	*	1,820	110,401
Karyopharm Therapeutics, Inc.	*†	2,125	65,046
Keryx Biopharmaceuticals, Inc.	*†	16,251	206,875

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Kindred Biosciences, Inc.	*	1,598	$11,410
Kite Pharma, Inc.	*†	1,413	81,502
KYTHERA Biopharmaceuticals, Inc.	*†	2,902	145,535
Lexicon Pharmaceuticals, Inc.	*†	45,225	42,706
Ligand Pharmaceuticals, Inc.	*	3,489	269,037
Loxo Oncology, Inc.	*	592	7,370
MacroGenics, Inc.	*	3,313	103,929
MannKind Corp.	*†	39,287	204,292
Medivation, Inc.	*	13,472	1,738,831
Merrimack Pharmaceuticals, Inc.	*†	16,348	194,214
MiMedx Group, Inc.	*	15,631	162,562
Mirati Therapeutics, Inc.	*†	1,155	33,865
Momenta Pharmaceuticals, Inc.	*	9,022	137,134
Myriad Genetics, Inc.	*†	13,575	480,555
NanoViricides, Inc.	*†	6,452	14,517
Navidea Biopharmaceuticals, Inc.	*	24,451	38,877
NeoStem, Inc.	*†	3,810	9,677
Neuralstem, Inc.	*†	11,067	21,027
Neurocrine Biosciences, Inc.	*	14,324	568,806
NewLink Genetics Corp.	*†	3,345	183,005
Northwest Biotherapeutics, Inc.	*†	5,720	42,156
Novavax, Inc.	*†	41,600	344,032
Ohr Pharmaceutical, Inc.	*†	3,386	8,600
OncoMed Pharmaceuticals, Inc.	*†	2,110	54,396
Oncothyreon, Inc.	*	11,389	18,564
Ophthotech Corp.	*	2,382	110,834
OPKO Health, Inc.	*†	35,792	507,173
Orexigen Therapeutics, Inc.	*†	20,793	162,809
Organovo Holdings, Inc.	*†	10,060	35,612
Osiris Therapeutics, Inc.	*†	2,675	47,026
Otonomy, Inc.	*	1,177	41,619
OvaScience, Inc.	*†	2,401	83,387
PDL BioPharma, Inc.	†	26,757	188,236
Peregrine Pharmaceuticals, Inc.	*†	37,221	50,248
Pharmacyclics, Inc.	*	10,934	2,798,557
Portola Pharmaceuticals, Inc.	*	7,276	276,197
Progenics Pharmaceuticals, Inc.	*	12,608	75,396
Prothena Corp. plc (Ireland)	*	4,414	168,350
PTC Therapeutics, Inc.	*	4,416	268,714
Puma Biotechnology, Inc.	*†	4,143	978,204
Radius Health, Inc.	*	1,148	47,252
Raptor Pharmaceutical Corp.	*†	12,085	131,364
Receptos, Inc.	*	3,951	651,480
Regado Biosciences, Inc.	*†	2,700	3,294
Regulus Therapeutics, Inc.	*†	3,193	54,089
Repligen Corp.	*	5,162	156,718
Retrophin, Inc.	*†	3,563	85,369
Rigel Pharmaceuticals, Inc.	*	19,833	70,804
Sage Therapeutics, Inc.	*	941	47,266
Sangamo BioSciences, Inc.	*	12,064	189,164
Sarepta Therapeutics, Inc.	*†	8,064	107,090
Seattle Genetics, Inc.	*†	18,413	650,900
Spark Therapeutics, Inc.	*	1,420	110,050
Spectrum Pharmaceuticals, Inc.	*†	11,842	71,881
Stemline Therapeutics, Inc.	*	1,454	21,039
Sunesis Pharmaceuticals, Inc.	*†	8,964	21,962
Synageva BioPharma Corp.	*†	3,761	366,810
Synergy Pharmaceuticals, Inc.	*†	13,464	62,204
Synta Pharmaceuticals Corp.	*†	9,125	17,703
T2 Biosystems, Inc.	*†	979	15,194
TESARO, Inc.	*	3,116	178,858
TG Therapeutics, Inc.	*†	3,548	54,923
Threshold Pharmaceuticals, Inc.	*†	7,764	31,522

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Tokai Pharmaceuticals, Inc.	*†	1,032	$11,662
Ultragenyx Pharmaceutical, Inc.	*	1,241	77,054
United Therapeutics Corp.	*	8,422	1,452,248
Vanda Pharmaceuticals, Inc.	*†	6,002	55,819
Verastem, Inc.	*†	2,285	23,238
Versartis, Inc.	*	1,116	20,501
Vitae Pharmaceuticals, Inc.	*	980	11,476
Vital Therapies, Inc.	*†	850	21,259
Xencor, Inc.	*	2,711	41,533
XOMA Corp.	*†	13,497	49,129
Zafgen, Inc.	*	1,130	44,759
ZIOPHARM Oncology, Inc.	*†	11,964	128,852

			32,397,784

Building Products—1.2%
A.O. Smith Corp.		13,333	875,445
AAON, Inc.		6,904	169,355
Advanced Drainage Systems, Inc.		2,498	74,790
Allegion plc (Ireland)		17,249	1,055,121
American Woodmark Corp.	*	1,937	106,012
Apogee Enterprises, Inc.		5,631	243,259
Armstrong World Industries, Inc.	*	7,863	451,887
Builders FirstSource, Inc.	*	9,415	62,798
Continental Building Products, Inc.	*	2,525	57,040
Fortune Brands Home & Security, Inc.		29,801	1,414,952
Gibraltar Industries, Inc.	*	5,228	85,791
Griffon Corp.		6,061	105,643
Insteel Industries, Inc.		2,829	61,191
Lennox International, Inc.		8,284	925,240
Masonite International Corp.	*	5,059	340,268
NCI Building Systems, Inc.	*	5,766	99,636
Norcraft Cos., Inc.	*	1,233	31,528
Nortek, Inc.	*	1,493	131,757
Owens Corning, Inc.		20,589	893,563
Patrick Industries, Inc.	*	1,413	87,988
PGT, Inc.	*	7,342	82,047
Ply Gem Holdings, Inc.	*	2,526	32,838
Quanex Building Products Corp.		7,593	149,886
Simpson Manufacturing Co., Inc.		7,310	273,175
Trex Co., Inc.	*	5,896	321,509
Universal Forest Products, Inc.		3,904	216,594
USG Corp.	*†	16,223	433,154

			8,782,467

Capital Markets—1.9%
Actua Corp.	*	7,645	118,421
Arlington Asset Investment Corp., Class A	†	4,644	111,735
Artisan Partners Asset Management, Inc., Class A		4,613	209,707
Ashford, Inc.	*	165	19,595
BGC Partners, Inc., Class A		30,212	285,503
Calamos Asset Management, Inc., Class A		3,748	50,411
CIFC Corp.	†	2,540	19,431
Cohen & Steers, Inc.	†	3,785	154,996
Cowen Group, Inc., Class A	*	18,898	98,270
Diamond Hill Investment Group, Inc.		582	93,120
E*TRADE Financial Corp.	*	51,742	1,477,493
Eaton Vance Corp.		21,809	908,127
Evercore Partners, Inc., Class A		5,811	300,196
FBR & Co.	*	1,324	30,598
Federated Investors, Inc., Class B		16,574	561,693
Fifth Street Asset Management, Inc.		1,048	11,811
Financial Engines, Inc.	†	9,169	383,539
FXCM, Inc., Class A	†	7,654	16,303

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
GAMCO Investors, Inc., Class A		1,052	$82,592
Greenhill & Co., Inc.		5,109	202,572
HFF, Inc., Class A		5,692	213,678
INTL FCStone, Inc.	*	2,698	80,211
Investment Technology Group, Inc.	*	6,129	185,770
Janus Capital Group, Inc.		26,014	447,181
KCG Holdings, Inc., Class A	*	6,920	84,839
Ladenburg Thalmann Financial Services, Inc.	*†	21,576	83,283
Lazard Ltd., Class A (Bermuda)		21,649	1,138,521
Legg Mason, Inc.		18,408	1,016,122
LPL Financial Holdings, Inc.		15,531	681,190
Manning & Napier, Inc.		2,151	27,984
Medley Management, Inc., Class A	†	1,048	11,517
Moelis & Co., Class A		1,186	35,722
NorthStar Asset Management Group, Inc.		33,156	773,861
OM Asset Management plc (United Kingdom)		3,998	74,523
Oppenheimer Holdings, Inc., Class A		2,362	55,412
Piper Jaffray Cos.	*	2,965	155,544
Pzena Investment Management, Inc., Class A		1,908	17,496
Raymond James Financial, Inc.		21,954	1,246,548
RCS Capital Corp., Class A	†	2,593	27,589
Safeguard Scientifics, Inc.	*	3,658	66,137
SEI Investments Co.		24,088	1,062,040
Silvercrest Asset Management Group, Inc., Class A		887	12,640
Stifel Financial Corp.	*	11,592	646,254
Virtus Investment Partners, Inc.		1,297	169,609
Waddell & Reed Financial, Inc., Class A		14,864	736,363
Walter Investment Management Corp.	*†	7,174	115,860
Westwood Holdings Group, Inc.		1,390	83,817
WisdomTree Investments, Inc.		18,871	404,972

			14,790,796

Chemicals—2.5%
A. Schulman, Inc.		4,806	231,649
Albemarle Corp.		20,517	1,084,118
American Vanguard Corp.	†	5,182	55,033
Ashland, Inc.		12,425	1,581,827
Axalta Coating Systems Ltd.	*	9,488	262,059
Axiall Corp.		12,237	574,405
Balchem Corp.		5,542	306,916
Cabot Corp.		11,266	506,970
Calgon Carbon Corp.		10,032	211,374
Chase Corp.		1,020	44,605
Chemtura Corp.	*	13,745	375,101
Cytec Industries, Inc.		12,688	685,659
Ferro Corp.	*	13,500	169,425
Flotek Industries, Inc.	*	9,529	140,457
FutureFuel Corp.		3,443	35,360
H.B. Fuller Co.		8,990	385,401
Hawkins, Inc.		1,853	70,395
Huntsman Corp.		35,641	790,161
Innophos Holdings, Inc.		3,811	214,788
Innospec, Inc.		4,218	195,673
International Flavors & Fragrances, Inc.		14,317	1,680,816
Intrepid Potash, Inc.	*	10,243	118,307
KMG Chemicals, Inc.		1,157	30,927
Koppers Holdings, Inc.		4,084	80,373
Kraton Performance Polymers, Inc.	*	6,464	130,637
Kronos Worldwide, Inc.		3,735	47,248
LSB Industries, Inc.	*	3,576	147,796

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Marrone Bio Innovations, Inc.	*†	880	$3,406
Minerals Technologies, Inc.		5,930	433,483
NewMarket Corp.		1,599	764,002
Olin Corp.		14,705	471,148
OM Group, Inc.		5,836	175,255
OMNOVA Solutions, Inc.	*	9,679	82,562
Platform Specialty Products Corp.	*	16,264	417,334
PolyOne Corp.		16,368	611,345
Quaker Chemical Corp.		2,250	192,690
Rayonier Advanced Materials, Inc.		7,632	113,717
Rentech, Inc.	*	43,798	49,054
RPM International, Inc.		23,400	1,122,966
Scotts Miracle-Gro Co. (The), Class A		7,892	530,106
Senomyx, Inc.	*†	6,845	30,186
Sensient Technologies Corp.		8,971	617,922
Stepan Co.		3,691	153,767
Trecora Resources	*	3,148	38,406
Tredegar Corp.		4,146	83,376
Trinseo SA	*†	1,884	37,303
Tronox Ltd., Class A		10,343	210,273
Valspar Corp. (The)		14,886	1,250,871
W.R. Grace & Co.	*	13,419	1,326,737
Zep, Inc.		4,143	70,555

			18,943,944

Commercial Services & Supplies—2.0%
ABM Industries, Inc.		9,555	304,422
ACCO Brands Corp.	*	19,480	161,879
ADT Corp. (The)		31,193	1,295,133
ARC Document Solutions, Inc.	*	7,490	69,133
Brady Corp., Class A		8,619	243,831
Brink’s Co. (The)		9,284	256,517
Casella Waste Systems, Inc., Class A	*	5,820	32,010
CECO Environmental Corp.		3,330	35,331
Cenveo, Inc.	*†	10,269	21,976
Cintas Corp.		17,710	1,445,667
Civeo Corp.		17,148	43,556
Clean Harbors, Inc.	*	10,515	597,042
Copart, Inc.	*	19,635	737,687
Covanta Holding Corp.		19,254	431,867
Deluxe Corp.		8,767	607,378
Ennis, Inc.		4,365	61,634
G&K Services, Inc., Class A		3,785	274,526
Healthcare Services Group, Inc.		12,994	417,497
Heritage-Crystal Clean, Inc.	*	1,400	16,380
Herman Miller, Inc.		10,455	290,231
HNI Corp.		7,967	439,539
InnerWorkings, Inc.	*	7,289	48,982
Interface, Inc.		11,468	238,305
KAR Auction Services, Inc.		24,943	946,088
Kimball International, Inc., Class B		6,806	71,327
Knoll, Inc.		8,621	201,990
Matthews International Corp., Class A		5,531	284,902
McGrath RentCorp		4,288	141,118
Mobile Mini, Inc.		8,255	351,993
MSA Safety, Inc.		5,239	261,321
Multi-Color Corp.		2,526	175,128
NL Industries, Inc.	*	412	3,193
Performant Financial Corp.	*	8,071	27,441
Pitney Bowes, Inc.		36,716	856,217
Quad/Graphics, Inc.		4,337	99,664
Quest Resource Holding Corp.	*†	2,276	2,868
R.R. Donnelley & Sons Co.		35,333	678,040
Rollins, Inc.		17,682	437,276

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
SP Plus Corp.	*	3,417	$74,661
Steelcase, Inc., Class A		15,256	288,949
Team, Inc.	*	4,053	157,986
Tetra Tech, Inc.		11,033	265,013
Unifirst Corp.		2,548	299,874
United Stationers, Inc.		7,455	305,580
US Ecology, Inc.		3,710	185,389
Viad Corp.		3,417	95,061
Waste Connections, Inc.		21,726	1,045,890
West Corp.		6,535	220,426

			15,547,918

Communications Equipment—1.3%
ADTRAN, Inc.		10,673	199,265
Aerohive Networks, Inc.	*†	4,925	21,965
Alliance Fiber Optic Products, Inc.		1,860	32,401
Applied Optoelectronics, Inc.	*	2,449	33,992
Arista Networks, Inc.	*†	989	69,754
ARRIS Group, Inc.	*	22,701	655,945
Aruba Networks, Inc.	*	19,352	473,930
Bel Fuse, Inc., Class B		1,562	29,725
Black Box Corp.		2,697	56,448
Brocade Communications Systems, Inc.		78,853	935,591
CalAmp Corp.	*†	6,551	106,061
Calix, Inc.	*	6,802	57,069
Ciena Corp.	*	18,562	358,432
Clearfield, Inc.	*†	1,835	27,195
CommScope Holding Co., Inc.	*	12,019	343,022
Comtech Telecommunications Corp.		3,106	89,919
Digi International, Inc.	*	4,346	43,373
EchoStar Corp., Class A	*	7,458	385,728
Emulex Corp.	*	15,840	126,245
Extreme Networks, Inc.	*	15,723	49,685
Finisar Corp.	*	17,651	376,672
Harmonic, Inc.	*	13,859	102,695
Infinera Corp.	*	22,813	448,732
InterDigital, Inc.		6,856	347,873
Ixia	*	9,680	117,418
JDS Uniphase Corp.	*	41,984	550,830
KVH Industries, Inc.	*	3,755	56,776
NETGEAR, Inc.	*	6,435	211,583
Numerex Corp., Class A	*†	1,800	20,520
Oclaro, Inc.	*†	15,068	29,835
Palo Alto Networks, Inc.	*	9,632	1,407,043
ParkerVision, Inc.	*†	17,722	14,709
Plantronics, Inc.		7,737	409,674
Polycom, Inc.	*	23,560	315,704
Procera Networks, Inc.	*†	3,968	37,260
Riverbed Technology, Inc.	*	29,215	610,886
Ruckus Wireless, Inc.	*	13,194	169,807
ShoreTel, Inc.	*	9,728	66,345
Sonus Networks, Inc.	*	8,541	67,303
TESSCO Technologies, Inc.		867	21,380
Ubiquiti Networks, Inc.	†	5,050	149,228
ViaSat, Inc.	*	7,422	442,425

			10,070,443

Construction & Engineering—0.7%
AECOM	*	27,133	836,239
Aegion Corp.	*	6,676	120,502
Ameresco, Inc., Class A	*	5,077	37,570
Argan, Inc.		2,317	83,806
Chicago Bridge & Iron Co. NV (Netherlands)	†	17,522	863,134

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Comfort Systems USA, Inc.		6,272	$131,963
Dycom Industries, Inc.	*	5,668	276,825
EMCOR Group, Inc.		12,187	566,330
Furmanite Corp.	*	7,017	55,364
Granite Construction, Inc.		6,783	238,355
Great Lakes Dredge & Dock Corp.	*	9,800	58,898
KBR, Inc.		25,380	367,502
Layne Christensen Co.	*†	3,389	16,979
MasTec, Inc.	*	12,504	241,327
MYR Group, Inc.	*	3,380	105,929
Northwest Pipe Co.	*	1,416	32,497
Orion Marine Group, Inc.	*	6,042	53,532
Primoris Services Corp.	†	6,986	120,089
Quanta Services, Inc.	*	37,873	1,080,517
Sterling Construction Co., Inc.	*	6,325	28,589
Tutor Perini Corp.	*	6,412	149,720

			5,465,667

Construction Materials—0.3%
Eagle Materials, Inc.		8,888	742,681
Headwaters, Inc.	*	12,170	223,198
Martin Marietta Materials, Inc.		10,862	1,518,508
United States Lime & Minerals, Inc.		481	31,024
US Concrete, Inc.	*	2,151	72,876

			2,588,287

Consumer Finance—0.4%
Cash America International, Inc.		5,250	122,325
Consumer Portfolio Services, Inc.	*	2,748	19,209
Credit Acceptance Corp.	*	1,050	204,750
Encore Capital Group, Inc.	*†	4,850	201,711
Enova International, Inc.	*	4,803	94,571
Ezcorp, Inc., Class A	*	8,825	80,572
First Cash Financial Services, Inc.	*	5,377	250,138
Green Dot Corp., Class A	*	5,205	82,864
JG Wentworth Co., Class A	*	1,635	16,988
Nelnet, Inc., Class A		3,802	179,911
Nicholas Financial, Inc.	*	1,628	22,808
PRA Group, Inc.	*	8,666	470,737
Regional Management Corp.	*	1,193	17,609
SLM Corp.	*	75,250	698,320
Springleaf Holdings, Inc.	*	4,063	210,341
World Acceptance Corp.	*†	1,607	117,182

			2,790,036

Containers & Packaging—1.8%
AEP Industries, Inc.	*	838	46,124
AptarGroup, Inc.		11,434	726,288
Avery Dennison Corp.		17,244	912,380
Ball Corp.		24,580	1,736,331
Bemis Co., Inc.		18,230	844,231
Berry Plastics Group, Inc.	*	16,125	583,564
Crown Holdings, Inc.	*	24,363	1,316,089
Graphic Packaging Holding Co.		58,237	846,766
Greif, Inc., Class A		5,997	235,502
Myers Industries, Inc.		4,506	78,990
Owens-Illinois, Inc.	*	29,854	696,195
Packaging Corp. of America		17,306	1,353,156
Rock-Tenn Co., Class A		25,295	1,631,527
Sealed Air Corp.		38,068	1,734,378
Silgan Holdings, Inc.		7,920	460,390
Sonoco Products Co.		18,022	819,280
UFP Technologies, Inc.	*	952	21,687

			14,042,878

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Distributors—0.3%
Core-Mark Holding Co., Inc.		4,042	$259,982
LKQ Corp.	*	54,237	1,386,298
Pool Corp.		8,140	567,846
VOXX International Corp.	*	2,945	26,976
Weyco Group, Inc.		1,031	30,827

			2,271,929

Diversified Consumer Services—0.7%
2U, Inc.	*	1,652	42,258
American Public Education, Inc.	*	3,033	90,929
Apollo Education Group, Inc.	*	17,439	329,946
Ascent Capital Group, Inc., Class A	*	2,543	101,237
Bridgepoint Education, Inc.	*	3,328	32,115
Bright Horizons Family Solutions, Inc.	*	5,212	267,219
Capella Education Co.		2,073	134,496
Career Education Corp.	*	11,632	58,509
Carriage Services, Inc.		2,616	62,444
Chegg, Inc.	*†	12,109	96,267
Collectors Universe, Inc.		1,150	25,944
DeVry Education Group, Inc.		11,393	380,071
Graham Holdings Co., Class B		627	658,118
Grand Canyon Education, Inc.	*	8,434	365,192
Houghton Mifflin Harcourt Co.	*	19,052	447,341
ITT Educational Services, Inc.	*†	4,643	31,526
K12, Inc.	*	7,228	113,624
Liberty Tax, Inc.	*	737	20,511
LifeLock, Inc.	*	14,155	199,727
Regis Corp.	*	8,692	142,201
Service Corp. International		38,682	1,007,666
ServiceMaster Global Holdings, Inc.	*	8,112	273,780
Sotheby’s		11,048	466,889
Steiner Leisure Ltd. (Bahamas)	*	2,781	131,819
Strayer Education, Inc.	*†	1,807	96,512
Universal Technical Institute, Inc.		4,524	43,430
Weight Watchers International, Inc.	*	5,074	35,467

			5,655,238

Diversified Financial Services—0.6%
CBOE Holdings, Inc.		15,255	875,713
FNFV Group	*†	16,714	235,667
Gain Capital Holdings, Inc.		3,841	37,527
MarketAxess Holdings, Inc.		6,726	557,586
Marlin Business Services Corp.		1,306	26,159
MSCI, Inc.		20,484	1,255,874
NASDAQ OMX Group, Inc. (The)		20,898	1,064,544
NewStar Financial, Inc.	*	5,723	67,131
On Deck Capital, Inc.	*	2,030	43,219
PHH Corp.	*	8,601	207,886
PICO Holdings, Inc.	*	3,754	60,852
Resource America, Inc., Class A		3,696	33,634
Tiptree Financial, Inc., Class A	*	1,283	8,506

			4,474,298

Diversified Telecommunication Services—0.5%
8x8, Inc.	*	17,637	148,151
Atlantic Tele-Network, Inc.		1,558	107,845
Cincinnati Bell, Inc.	*	38,778	136,886
Cogent Communications Holdings, Inc.		8,853	312,776
Consolidated Communications Holdings, Inc.		8,837	180,275
FairPoint Communications, Inc.	*†	2,827	49,755
Frontier Communications Corp.		178,101	1,255,612
General Communication, Inc., Class A	*	6,831	107,657
Globalstar, Inc.	*†	54,771	182,387

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hawaiian Telcom Holdco, Inc.	*†	1,637	$43,593
IDT Corp., Class B		2,274	40,363
inContact, Inc.	*	12,760	139,084
Inteliquent, Inc.		6,478	101,964
Intelsat SA (Luxembourg)	*†	4,106	49,272
Iridium Communications, Inc.	*†	14,059	136,513
Lumos Networks Corp.		2,601	39,691
magicJack VocalTec Ltd. (Israel)	*	3,040	20,794
ORBCOMM, Inc.	*†	7,135	42,596
Premiere Global Services, Inc.	*	8,185	78,249
Vonage Holdings Corp.	*	27,776	136,380
Windstream Holdings, Inc.	†	106,644	789,166
Zayo Group Holdings, Inc.	*	3,974	111,113

			4,210,122

Electric Utilities—1.5%
ALLETE, Inc.		8,109	427,831
Cleco Corp.		11,079	604,027
El Paso Electric Co.		7,508	290,109
Empire District Electric Co. (The)		7,796	193,497
Great Plains Energy, Inc.		27,842	742,825
Hawaiian Electric Industries, Inc.		17,965	577,036
IDACORP, Inc.		8,832	555,268
ITC Holdings Corp.		27,700	1,036,811
MGE Energy, Inc.		6,204	274,961
NRG Yield, Inc., Class A	†	4,649	235,844
OGE Energy Corp.		35,019	1,106,951
Otter Tail Corp.		6,778	218,048
Pepco Holdings, Inc.		44,129	1,183,981
Pinnacle West Capital Corp.		19,424	1,238,280
PNM Resources, Inc.		14,199	414,611
Portland General Electric Co.		13,802	511,916
Spark Energy, Inc., Class A	†	491	7,242
UIL Holdings Corp.		9,844	506,178
Unitil Corp.		2,617	90,993
Westar Energy, Inc.		22,594	875,743

			11,092,152

Electrical Equipment—1.0%
Acuity Brands, Inc.		7,669	1,289,619
AZZ, Inc.		4,607	214,640
Babcock & Wilcox Co. (The)		20,248	649,758
Capstone Turbine Corp.	*†	62,778	40,806
Encore Wire Corp.		4,068	154,096
EnerSys		8,123	521,822
Enphase Energy, Inc.	*†	4,304	56,770
Franklin Electric Co., Inc.		8,722	332,657
FuelCell Energy, Inc.	*†	38,419	48,024
Generac Holdings, Inc.	*†	12,171	592,606
General Cable Corp.		9,667	166,562
Global Power Equipment Group, Inc.		2,804	37,013
GrafTech International Ltd.	*	22,518	87,595
Hubbell, Inc., Class B		10,393	1,139,281
LSI Industries, Inc.		3,003	24,474
Plug Power, Inc.	*†	33,712	87,314
Polypore International, Inc.	*	7,715	454,413
Powell Industries, Inc.		1,563	52,783
Power Solutions International, Inc.	*†	752	48,346
PowerSecure International, Inc.	*	4,744	62,431
Preformed Line Products Co.		638	26,879
Regal-Beloit Corp.		7,919	632,886
Revolution Lighting Technologies, Inc.	*†	4,765	5,289
SolarCity Corp.	*†	7,289	373,780

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
TCP International Holdings Ltd. (Switzerland)	*†	1,170	$2,153
Thermon Group Holdings, Inc.	*	5,589	134,527
Vicor Corp.	*	3,481	52,911

			7,289,435

Electronic Equipment, Instruments & Components—2.4%
Agilysys, Inc.	*	1,636	16,098
Anixter International, Inc.	*	4,900	373,037
Arrow Electronics, Inc.	*	17,476	1,068,657
Avnet, Inc.		24,551	1,092,520
AVX Corp.		9,165	130,785
Badger Meter, Inc.		2,704	162,078
Belden, Inc.		7,845	733,978
Benchmark Electronics, Inc.	*	10,071	242,006
CDW Corp.		15,342	571,336
Checkpoint Systems, Inc.		8,101	87,653
Cognex Corp.	*	15,398	763,587
Coherent, Inc.	*	4,645	301,739
Control4 Corp.	*†	1,373	16,449
CTS Corp.		6,621	119,112
CUI Global, Inc.	*†	3,321	19,461
Daktronics, Inc.		7,523	81,324
Dolby Laboratories, Inc., Class A		8,260	315,202
DTS, Inc.	*	3,053	104,016
Electro Rent Corp.		4,267	48,388
Electro Scientific Industries, Inc.		3,685	22,773
Fabrinet (Thailand)	*	6,113	116,086
FARO Technologies, Inc.	*	3,399	211,180
FEI Co.		7,357	561,633
FLIR Systems, Inc.		25,625	801,550
GSI Group, Inc.	*	5,025	66,933
II-VI, Inc.	*	8,787	162,208
Ingram Micro, Inc., Class A	*	27,634	694,166
Insight Enterprises, Inc.	*	7,260	207,055
InvenSense Inc.	*†	12,565	191,114
IPG Photonics Corp.	*†	6,135	568,714
Itron, Inc.	*	7,053	257,505
Jabil Circuit, Inc.		36,755	859,332
Kemet Corp.	*	8,699	36,014
Kimball Electronics, Inc.	*	5,105	72,178
Knowles Corp.	*†	16,111	310,459
Littelfuse, Inc.		4,198	417,239
Maxwell Technologies, Inc.	*†	5,615	45,257
Mercury Systems, Inc.	*	6,981	108,555
Mesa Laboratories, Inc.		539	38,916
Methode Electronics, Inc.		6,388	300,492
MTS Systems Corp.		2,725	206,146
Multi-Fineline Electronix, Inc.	*	1,120	20,462
National Instruments Corp.		18,032	577,745
Newport Corp.	*	6,603	125,853
OSI Systems, Inc.	*	3,445	255,826
Park Electrochemical Corp.		3,495	75,352
PC Connection, Inc.		1,452	37,883
Plexus Corp.	*	5,929	241,725
RealD, Inc.	*	6,791	86,857
Rofin-Sinar Technologies, Inc.	*	4,789	116,037
Rogers Corp.	*	3,354	275,732
Sanmina Corp.	*	14,516	351,142
ScanSource, Inc.	*	5,403	219,632
Speed Commerce, Inc.	*†	6,434	4,109
SYNNEX Corp.		4,926	380,534
Tech Data Corp.	*	6,624	382,668
Trimble Navigation Ltd.	*	46,797	1,179,284

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
TTM Technologies, Inc.	*	9,730	$87,667
Universal Display Corp.	*†	7,843	366,660
Viasystems Group, Inc.	*	848	14,832
Vishay Intertechnology, Inc.		23,277	321,688
Vishay Precision Group, Inc.	*	2,712	43,202
Zebra Technologies Corp., Class A	*	8,808	799,018

			18,466,839

Energy Equipment & Services—1.2%
Aspen Aerogels, Inc.	*†	923	6,719
Atwood Oceanics, Inc.		10,947	307,720
Basic Energy Services, Inc.	*	5,491	38,053
Bristow Group, Inc.		6,407	348,861
C&J Energy Services Ltd.	*	8,503	94,638
CARBO Ceramics, Inc.	†	3,679	112,246
CHC Group Ltd. (Canada)	*†	6,642	8,834
Dresser-Rand Group, Inc.	*	13,432	1,079,261
Dril-Quip, Inc.	*	7,215	493,434
Era Group, Inc.	*	3,470	72,315
Exterran Holdings, Inc.		10,606	356,043
FMSA Holdings, Inc.	*†	4,125	29,865
Forum Energy Technologies, Inc.	*	11,420	223,832
Frank’s International NV (Netherlands)	†	6,714	125,552
Geospace Technologies Corp.	*†	2,532	41,803
Glori Energy, Inc.	*†	2,100	4,473
Gulf Island Fabrication, Inc.		2,377	35,322
Gulfmark Offshore, Inc., Class A	†	5,207	67,899
Helix Energy Solutions Group, Inc.	*	18,113	270,970
Hercules Offshore, Inc.	*†	29,491	12,363
Hornbeck Offshore Services, Inc.	*	6,789	127,701
Independence Contract Drilling, Inc.	*†	1,688	11,765
ION Geophysical Corp.	*	22,870	49,628
Key Energy Services, Inc.	*	24,102	43,866
Matrix Service Co.	*	4,454	78,212
McDermott International, Inc.	*†	45,471	174,609
Mitcham Industries, Inc.	*	1,935	8,901
Nabors Industries Ltd. (Bermuda)		51,669	705,282
Natural Gas Services Group, Inc.	*	2,483	47,723
Newpark Resources, Inc.	*	16,681	151,964
Nordic American Offshore Ltd. (Norway)	†	2,988	27,370
North Atlantic Drilling Ltd. (Norway)	†	13,466	15,621
Nuverra Environmental Solutions, Inc.	*†	2,403	8,555
Oceaneering International, Inc.		18,192	981,095
Oil States International, Inc.	*	8,574	340,988
Parker Drilling Co.	*	23,214	81,017
Patterson-UTI Energy, Inc.		26,449	496,580
PHI, Inc.	*	2,638	79,351
Pioneer Energy Services Corp.	*	11,528	62,482
Profire Energy, Inc.	*†	2,399	3,239
RigNet, Inc.	*	2,457	70,246
Rowan Cos. plc, Class A		21,556	381,757
RPC, Inc.		12,219	156,525
SEACOR Holdings, Inc.	*	3,116	217,092
Superior Energy Services, Inc.		27,395	612,004
Tesco Corp.		7,240	82,319
TETRA Technologies, Inc.	*	13,207	81,619
Tidewater, Inc.	†	8,857	169,523
Unit Corp.	*	9,048	253,163
Vantage Drilling Co.	*†	44,721	14,646
Willbros Group, Inc.	*	6,569	21,743

			9,286,789

Food & Staples Retailing—0.7%
Andersons, Inc. (The)		5,380	222,571

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Casey’s General Stores, Inc.		6,759	$608,986
Chefs’ Warehouse, Inc. (The)	*	3,665	82,206
Diplomat Pharmacy, Inc.	*	2,530	87,487
Fairway Group Holdings Corp.	*†	2,487	16,837
Fresh Market, Inc. (The)	*†	7,516	305,450
Ingles Markets, Inc., Class A		1,996	98,762
Liberator Medical Holdings, Inc.	†	5,550	19,425
Natural Grocers by Vitamin Cottage, Inc.	*†	1,404	38,765
PriceSmart, Inc.		3,187	270,831
Rite Aid Corp.	*	174,916	1,520,020
Roundy’s, Inc.	*	3,989	19,506
Smart & Final Stores, Inc.	*	2,219	39,055
SpartanNash Co.		7,304	230,514
Sprouts Farmers Market, Inc.	*	17,275	608,598
SUPERVALU, Inc.	*	35,622	414,284
United Natural Foods, Inc.	*	8,967	690,818
Village Super Market, Inc., Class A		1,280	40,243
Weis Markets, Inc.		2,120	105,491

			5,419,849

Food Products—1.3%
Alico, Inc.		494	25,322
B&G Foods, Inc.		9,578	281,881
Boulder Brands, Inc.	*	11,006	104,887
Calavo Growers, Inc.		2,244	115,386
Cal-Maine Foods, Inc.	†	5,508	215,142
Darling Ingredients, Inc.	*	28,515	399,495
Dean Foods Co.		15,916	263,091
Diamond Foods, Inc.	*	4,466	145,458
Farmer Bros. Co.	*	930	23,018
Flowers Foods, Inc.		30,420	691,751
Fresh Del Monte Produce, Inc.	†	6,328	246,222
Freshpet, Inc.	*†	1,976	38,394
Hain Celestial Group, Inc. (The)	*	17,934	1,148,673
Ingredion, Inc.		13,088	1,018,508
Inventure Foods, Inc.	*	3,145	35,193
J&J Snack Foods Corp.		2,596	276,993
John B. Sanfilippo & Son, Inc.		1,899	81,847
Lancaster Colony Corp.		3,173	301,974
Landec Corp.	*	4,989	69,597
Lifeway Foods, Inc.	*	778	16,641
Limoneira Co.	†	1,586	34,575
Omega Protein Corp.	*	4,824	66,041
Pilgrim’s Pride Corp.	†	11,285	254,928
Pinnacle Foods, Inc.		9,384	382,961
Post Holdings, Inc.	*	8,750	409,850
Sanderson Farms, Inc.	†	3,975	316,609
Seaboard Corp.	*	51	210,732
Seneca Foods Corp., Class A	*	1,290	38,455
Snyder’s-Lance, Inc.		8,591	274,568
Tootsie Roll Industries, Inc.	†	3,555	120,570
TreeHouse Foods, Inc.	*	7,463	634,504
WhiteWave Foods Co. (The)	*	31,135	1,380,526

			9,623,792

Gas Utilities—1.1%
AGL Resources, Inc.		20,951	1,040,217
Atmos Energy Corp.		17,569	971,566
Chesapeake Utilities Corp.		2,728	138,064
Laclede Group, Inc. (The)		7,541	386,250
National Fuel Gas Co.		15,029	906,700
New Jersey Resources Corp.		14,976	465,154
Northwest Natural Gas Co.		4,674	224,118
ONE Gas, Inc.		9,073	392,226

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Piedmont Natural Gas Co., Inc.	†	13,757	$507,771
Questar Corp.		31,677	755,813
South Jersey Industries, Inc.		6,062	329,045
Southwest Gas Corp.		8,465	492,409
UGI Corp.		30,325	988,292
WGL Holdings, Inc.		9,072	511,661

			8,109,286

Health Care Equipment & Supplies—2.9%
Abaxis, Inc.		3,788	242,849
ABIOMED, Inc.	*	6,733	481,948
Accuray, Inc.	*†	15,070	140,151
Alere, Inc.	*	14,597	713,793
Align Technology, Inc.	*	14,552	782,679
Analogic Corp.		2,120	192,708
AngioDynamics, Inc.	*	5,314	94,536
Anika Therapeutics, Inc.	*	2,511	103,378
Antares Pharma, Inc.	*†	19,090	51,734
AtriCure, Inc.	*	5,136	105,237
Atrion Corp.		291	100,543
Cantel Medical Corp.		6,207	294,833
Cardiovascular Systems, Inc.	*	4,717	184,152
Cerus Corp.	*†	16,123	67,233
CONMED Corp.		4,581	231,295
Cooper Cos., Inc. (The)		8,593	1,610,500
CryoLife, Inc.		3,944	40,899
Cyberonics, Inc.	*	4,848	314,732
Cynosure, Inc., Class A	*	4,027	123,508
Derma Sciences, Inc.	*	4,820	40,825
DexCom, Inc.	*	13,537	843,897
Endologix, Inc.	*†	11,389	194,410
Entellus Medical, Inc.	*	920	20,148
Exactech, Inc.	*	1,480	37,932
GenMark Diagnostics, Inc.	*	7,868	102,127
Globus Medical, Inc., Class A	*	11,537	291,194
Greatbatch, Inc.	*	4,185	242,102
Haemonetics Corp.	*	9,672	434,466
HeartWare International, Inc.	*	2,855	250,583
Hill-Rom Holdings, Inc.		10,313	505,337
Hologic, Inc.	*	42,216	1,394,183
ICU Medical, Inc.	*	2,240	208,634
IDEXX Laboratories, Inc.	*	8,387	1,295,624
Inogen, Inc.	*	919	29,399
Insulet Corp.	*	10,118	337,435
Integra LifeSciences Holdings Corp.	*	4,229	260,718
Invacare Corp.		6,320	122,671
K2M Group Holdings, Inc.	*	1,500	33,075
LDR Holding Corp.	*	2,771	101,529
Masimo Corp.	*	8,258	272,349
Meridian Bioscience, Inc.		7,174	136,880
Merit Medical Systems, Inc.	*	7,183	138,273
Natus Medical, Inc.	*	5,379	212,309
Neogen Corp.	*	6,836	319,446
Nevro Corp.	*	1,328	63,651
NuVasive, Inc.	*	8,592	395,146
NxStage Medical, Inc.	*	11,835	204,745
Ocular Therapeutix, Inc.	*	942	39,550
OraSure Technologies, Inc.	*	8,723	57,048
Orthofix International NV (Curacao)	*	3,796	136,238
Oxford Immunotec Global plc (United Kingdom)	*	1,497	21,078
PhotoMedex, Inc.	*†	2,664	5,355
Quidel Corp.	*	5,467	147,500
ResMed, Inc.	†	25,201	1,808,928

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Rockwell Medical, Inc.	*†	8,627	$94,293
Roka Bioscience, Inc.	*	822	2,630
RTI Surgical, Inc.	*	13,504	66,710
Second Sight Medical Products, Inc.	*†	703	9,012
Sientra, Inc.	*	1,004	19,267
Sirona Dental Systems, Inc.	*	10,294	926,357
Spectranetics Corp. (The)	*†	7,119	247,456
STAAR Surgical Co.	*†	7,139	53,043
STERIS Corp.		10,682	750,624
SurModics, Inc.	*	3,217	83,739
Symmetry Surgical, Inc.	*	1,476	10,819
Tandem Diabetes Care, Inc.	*	1,542	19,460
Teleflex, Inc.		7,496	905,742
Thoratec Corp.	*	10,517	440,557
Tornier NV (Netherlands)	*	6,135	160,860
TransEnterix, Inc.	*†	4,614	13,519
TriVascular Technologies, Inc.	*	1,250	13,113
Unilife Corp.	*†	22,514	90,281
Utah Medical Products, Inc.		525	31,427
Vascular Solutions, Inc.	*	2,721	82,501
Veracyte, Inc.	*†	845	6,152
West Pharmaceutical Services, Inc.		12,310	741,185
Wright Medical Group, Inc.	*	8,782	226,576
Zeltiq Aesthetics, Inc.	*	4,981	153,564

			21,730,380

Health Care Providers & Services—2.8%
AAC Holdings, Inc.	*†	1,004	30,702
Acadia Healthcare Co., Inc.	*	7,668	549,029
Aceto Corp.		4,950	108,900
Addus HomeCare Corp.	*	874	20,119
Adeptus Health, Inc., Class A	*	923	46,353
Air Methods Corp.	*	7,403	344,906
Alliance HealthCare Services, Inc.	*	806	17,877
Almost Family, Inc.	*	1,537	68,719
Amedisys, Inc.	*	5,275	141,264
AMN Healthcare Services, Inc.	*	7,678	177,131
Amsurg Corp.	*	7,409	455,802
Bio-Reference Laboratories, Inc.	*	4,688	165,205
BioScrip, Inc.	*	14,738	65,289
BioTelemetry, Inc.	*	4,248	37,595
Brookdale Senior Living, Inc.	*	30,158	1,138,766
Capital Senior Living Corp.	*	5,534	143,552
Centene Corp.	*	20,256	1,431,897
Chemed Corp.		3,102	370,379
Civitas Solutions, Inc.	*	2,042	42,759
Community Health Systems, Inc.	*	20,645	1,079,321
Corvel Corp.	*	2,370	81,552
Cross Country Healthcare, Inc.	*	4,565	54,141
Ensign Group, Inc. (The)		3,393	158,996
Envision Healthcare Holdings, Inc.	*	14,304	548,558
ExamWorks Group, Inc.	*	6,025	250,760
Five Star Quality Care, Inc.	*	9,106	40,431
Genesis Healthcare, Inc.	*	4,230	30,118
Hanger, Inc.	*	6,290	142,720
Health Net, Inc.	*	14,497	876,924
HealthEquity, Inc.	*	1,714	42,833
HealthSouth Corp.		15,894	705,058
Healthways, Inc.	*	5,769	113,649
IPC Healthcare, Inc.	*	3,142	146,543
Kindred Healthcare, Inc.		13,907	330,848
Landauer, Inc.		1,882	66,133
LHC Group, Inc.	*	2,770	91,493
LifePoint Hospitals, Inc.	*	8,108	595,533

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Magellan Health, Inc.	*	4,963	$351,480
MEDNAX, Inc.	*	17,609	1,276,829
Molina Healthcare, Inc.	*	5,320	357,983
National HealthCare Corp.		1,812	115,443
National Research Corp., Class A	†	1,929	27,778
Omnicare, Inc.		17,424	1,342,693
Owens & Minor, Inc.		10,939	370,176
Patterson Cos., Inc.		15,531	757,757
PharMerica Corp.	*	5,445	153,495
Premier, Inc., Class A	*	5,486	206,164
Providence Service Corp. (The)	*	2,069	109,905
RadNet, Inc.	*	5,263	44,209
Select Medical Holdings Corp.		13,482	199,938
Surgical Care Affiliates, Inc.	*	1,885	64,712
Team Health Holdings, Inc.	*	12,689	742,433
Tenet Healthcare Corp.	*	17,104	846,819
Triple-S Management Corp., Class B (Puerto Rico)	*	4,524	89,937
Trupanion, Inc.	*†	1,368	10,944
U.S. Physical Therapy, Inc.		2,234	106,115
Universal American Corp.	*	7,130	76,148
Universal Health Services, Inc., Class B		15,675	1,845,104
VCA, Inc.	*	15,378	843,022
WellCare Health Plans, Inc.	*	7,711	705,248

			21,356,187

Health Care Technology—0.4%
Allscripts Healthcare Solutions, Inc.	*	32,180	384,873
athenahealth, Inc.	*	6,762	807,315
Castlight Health, Inc., Class B	*†	2,084	16,172
Computer Programs & Systems, Inc.	†	2,114	114,705
Connecture, Inc.	*	1,160	12,006
HealthStream, Inc.	*	3,356	84,571
HMS Holdings Corp.	*	15,079	232,970
Imprivata, Inc.	*	973	13,622
Inovalon Holdings, Inc., Class A	*	4,490	135,643
MedAssets, Inc.	*	11,090	208,714
Medidata Solutions, Inc.	*	9,496	465,684
Merge Healthcare, Inc.	*	9,619	42,997
Omnicell, Inc.	*	6,227	218,568
Quality Systems, Inc.		8,711	139,202
Veeva Systems, Inc., Class A	*†	7,409	189,152
Vocera Communications, Inc.	*	3,339	33,123

			3,099,317

Hotels, Restaurants & Leisure—2.3%
Aramark		7,951	251,490
Belmond Ltd., Class A (Bermuda)	*	18,365	225,522
Biglari Holdings, Inc.	*	243	100,626
BJ’s Restaurants, Inc.	*	3,615	182,377
Bloomin’ Brands, Inc.		13,449	327,214
Bob Evans Farms, Inc.	†	4,353	201,370
Boyd Gaming Corp.	*	13,345	189,499
Bravo Brio Restaurant Group, Inc.	*	3,101	45,554
Brinker International, Inc.		11,446	704,616
Buffalo Wild Wings, Inc.	*	3,402	616,579
Caesars Acquisition Co., Class A	*	7,358	50,034
Caesars Entertainment Corp.	*†	8,076	85,040
Carrols Restaurant Group, Inc.	*	5,985	49,616
Cheesecake Factory, Inc. (The)		9,090	448,410
Choice Hotels International, Inc.		6,118	391,980
Churchill Downs, Inc.		2,351	270,294
Chuy’s Holdings, Inc.	*†	3,373	75,994
ClubCorp Holdings, Inc.		3,469	67,160

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cracker Barrel Old Country Store, Inc.	†	3,443	$523,818
Dave & Buster’s Entertainment, Inc.	*	1,181	35,973
Del Frisco’s Restaurant Group, Inc.	*	3,974	80,076
Denny’s Corp.	*	15,003	171,034
Diamond Resorts International, Inc.	*	5,983	200,012
DineEquity, Inc.		2,860	306,049
Domino’s Pizza, Inc.		9,756	980,966
Dunkin’ Brands Group, Inc.		18,103	860,979
El Pollo Loco Holdings, Inc.	*†	1,346	34,471
Empire Resorts, Inc.	*†	2,600	11,960
Famous Dave’s of America, Inc.	*†	800	22,800
Fiesta Restaurant Group, Inc.	*	4,707	287,127
Habit Restaurants, Inc./The, Class A	*†	949	30,501
Ignite Restaurant Group, Inc.	*	1,280	6,208
International Speedway Corp., Class A		5,069	165,300
Interval Leisure Group, Inc.		6,806	178,385
Intrawest Resorts Holdings, Inc.	*	3,352	29,229
Isle of Capri Casinos, Inc.	*	5,204	73,116
Jack in the Box, Inc.		7,076	678,730
Jamba, Inc.	*†	3,273	48,146
Krispy Kreme Doughnuts, Inc.	*	12,266	245,197
La Quinta Holdings, Inc.	*	8,800	208,384
Life Time Fitness, Inc.	*	7,093	503,319
Marcus Corp. (The)		4,188	89,163
Marriott Vacations Worldwide Corp.		4,626	374,937
Monarch Casino & Resort, Inc.	*	2,050	39,237
Morgans Hotel Group Co.	*	5,643	43,733
Nathan’s Famous, Inc.		431	23,339
Noodles & Co.	*†	1,842	32,125
Panera Bread Co., Class A	*	4,426	708,138
Papa John’s International, Inc.		5,552	343,169
Papa Murphy’s Holdings, Inc.	*†	956	17,342
Penn National Gaming, Inc.	*†	13,618	213,258
Pinnacle Entertainment, Inc.	*	10,729	387,210
Popeyes Louisiana Kitchen, Inc.	*	4,381	262,071
Potbelly Corp.	*†	2,452	33,592
Red Robin Gourmet Burgers, Inc.	*	2,741	238,467
Restaurant Brands International, Inc. (Canada)		36,635	1,407,150
Ruby Tuesday, Inc.	*	11,736	70,533
Ruth’s Hospitality Group, Inc.		5,563	88,340
Scientific Games Corp., Class A	*†	8,925	93,445
SeaWorld Entertainment, Inc.		13,202	254,535
Shake Shack, Inc., Class A	*	1,010	50,551
Six Flags Entertainment Corp.		12,869	622,988
Sonic Corp.		10,276	325,749
Speedway Motorsports, Inc.		1,680	38,220
Texas Roadhouse, Inc.		12,358	450,202
Vail Resorts, Inc.		6,341	655,786
Wendy’s Co. (The)		47,944	522,590
Zoe’s Kitchen, Inc.	*†	939	31,259

			17,382,284

Household Durables—2.0%
Beazer Homes USA, Inc.	*	4,831	85,605
Cavco Industries, Inc.	*	1,545	115,968
Century Communities, Inc.	*	655	12,661
CSS Industries, Inc.		1,584	47,758
D.R. Horton, Inc.		57,862	1,647,910
Dixie Group, Inc. (The)	*†	2,409	21,801
Ethan Allen Interiors, Inc.		4,278	118,244
Flexsteel Industries, Inc.		839	26,252
GoPro, Inc., Class A	*†	3,917	170,037
Harman International Industries, Inc.		11,973	1,599,952

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Helen of Troy Ltd. (Bermuda)	*	5,166	$420,977
Hovnanian Enterprises, Inc., Class A	*†	21,157	75,319
Installed Building Products, Inc.	*	1,567	34,098
iRobot Corp.	*†	5,589	182,369
Jarden Corp.	*	34,116	1,804,736
KB Home		14,107	220,351
La-Z-Boy, Inc.		9,601	269,884
Leggett & Platt, Inc.		24,344	1,122,015
Lennar Corp., Class A		31,943	1,654,967
LGI Homes, Inc.	*†	3,906	65,074
Libbey, Inc.		3,551	141,720
Lifetime Brands, Inc.		1,617	24,708
M/I Homes, Inc.	*	4,003	95,432
MDC Holdings, Inc.		6,738	192,033
Meritage Homes Corp.	*	6,808	331,141
NACCO Industries, Inc., Class A		829	43,929
New Home Co., Inc. (The)	*	1,400	22,330
NVR, Inc.	*	744	988,523
Ryland Group, Inc. (The)		8,217	400,497
Skullcandy, Inc.	*	3,066	34,646
Standard Pacific Corp.	*	24,042	216,378
Taylor Morrison Home Corp., Class A	*	6,556	136,693
Tempur Sealy International, Inc.	*	10,758	621,167
Toll Brothers, Inc.	*	31,786	1,250,461
TRI Pointe Homes, Inc.	*	26,209	404,405
Tupperware Brands Corp.		9,106	628,496
Turtle Beach Corp.	*†	1,148	2,135
UCP, Inc., Class A	*	1,249	10,866
Universal Electronics, Inc.	*	3,125	176,375
WCI Communities, Inc.	*	1,561	37,386
William Lyon Homes, Class A	*	3,916	101,111

			15,556,410

Household Products—0.3%
Central Garden and Pet Co., Class A	*	6,906	73,342
Energizer Holdings, Inc.		11,077	1,529,180
HRG Group, Inc.	*	13,829	172,586
Oil-Dri Corp of America		764	25,708
Orchids Paper Products Co.		1,092	29,440
Spectrum Brands Holdings, Inc.		3,789	339,343
WD-40 Co.		2,756	244,016

			2,413,615

Independent Power and Renewable Electricity Producers—0.2%
Abengoa Yield plc (Spain)	†	5,610	189,506
Atlantic Power Corp.		20,459	57,490
Dynegy, Inc.	*	21,545	677,159
Ormat Technologies, Inc.		5,845	222,227
Pattern Energy Group, Inc.		7,677	217,412
TerraForm Power, Inc., Class A		3,780	138,008
Vivint Solar, Inc.	*†	3,399	41,264

			1,543,066

Industrial Conglomerates—0.2%
Carlisle Cos., Inc.		11,250	1,042,087
Raven Industries, Inc.		6,841	139,967

			1,182,054

Insurance—4.4%
Alleghany Corp.	*	2,955	1,439,085
Allied World Assurance Co. Holdings AG (Switzerland)		17,167	693,547
Ambac Financial Group, Inc.	*	7,905	191,301
American Equity Investment Life Holding Co.		13,226	385,273

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
American Financial Group, Inc.		13,115	$841,327
American National Insurance Co.		1,400	137,746
AMERISAFE, Inc.		3,489	161,366
AmTrust Financial Services, Inc.	†	5,176	294,954
Arch Capital Group Ltd. (Bermuda)	*	23,193	1,428,689
Argo Group International Holdings Ltd. (Bermuda)		5,217	261,633
Arthur J. Gallagher & Co.		28,193	1,318,023
Aspen Insurance Holdings Ltd. (Bermuda)		11,332	535,210
Assurant, Inc.		12,981	797,163
Assured Guaranty Ltd. (Bermuda)		28,802	760,085
Atlas Financial Holdings, Inc.	*	1,852	32,725
Axis Capital Holdings Ltd. (Bermuda)		17,906	923,592
Baldwin & Lyons, Inc., Class B		1,792	42,040
Brown & Brown, Inc.		22,011	728,784
Citizens, Inc.	*†	8,606	53,013
CNO Financial Group, Inc.		35,654	613,962
Crawford & Co., Class B		3,721	32,149
Donegal Group, Inc., Class A		1,264	19,870
eHealth, Inc.	*	3,302	30,973
EMC Insurance Group, Inc.		1,041	35,186
Employers Holdings, Inc.		5,724	154,491
Endurance Specialty Holdings Ltd. (Bermuda)		7,852	480,071
Enstar Group Ltd. (Bermuda)	*	1,557	220,876
Erie Indemnity Co., Class A		4,544	396,509
Everest Re Group Ltd. (Bermuda)		8,279	1,440,546
FBL Financial Group, Inc., Class A		1,560	96,736
Federated National Holding Co.		2,947	90,178
Fidelity & Guaranty Life		2,136	45,283
First American Financial Corp.		19,230	686,126
FNF Group		49,411	1,816,348
Genworth Financial, Inc., Class A	*	88,268	645,239
Global Indemnity plc (Ireland)	*	1,488	41,292
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*	5,625	178,875
Hallmark Financial Services, Inc.	*	2,249	23,839
Hanover Insurance Group, Inc. (The)		7,718	560,172
HCC Insurance Holdings, Inc.		17,511	992,348
HCI Group, Inc.		1,491	68,392
Heritage Insurance Holdings, Inc.	*†	1,150	25,312
Horace Mann Educators Corp.		7,441	254,482
Independence Holding Co.		1,901	25,835
Infinity Property & Casualty Corp.		1,953	160,244
James River Group Holdings Ltd. (Bermuda)		1,940	45,648
Kansas City Life Insurance Co.		423	19,428
Kemper Corp.		8,711	339,381
Maiden Holdings Ltd. (Bermuda)		8,262	122,526
Markel Corp.	*	2,463	1,893,949
MBIA, Inc.	*	27,028	251,360
Meadowbrook Insurance Group, Inc.		10,981	93,339
Mercury General Corp.		4,546	262,532
Montpelier Re Holdings Ltd. (Bermuda)		6,220	239,097
National General Holdings Corp.		5,714	106,852
National Interstate Corp.		1,051	29,512
National Western Life Insurance Co., Class A		368	93,582
Navigators Group, Inc. (The)	*	1,745	135,831
Old Republic International Corp.		47,059	703,062
OneBeacon Insurance Group Ltd., Class A		4,581	69,677
PartnerRe Ltd. (Bermuda)		8,863	1,013,307
Patriot National, Inc.	*	1,460	18,542

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Phoenix Cos., Inc. (The)	*	869	$43,441
Primerica, Inc.		9,548	485,993
ProAssurance Corp.		10,364	475,811
Reinsurance Group of America, Inc.		12,126	1,130,022
RenaissanceRe Holdings Ltd. (Bermuda)		8,377	835,426
RLI Corp.		7,369	386,209
Safety Insurance Group, Inc.		2,194	131,092
Selective Insurance Group, Inc.		9,504	276,091
StanCorp Financial Group, Inc.		8,007	549,280
State Auto Financial Corp.		2,585	62,790
State National Cos., Inc.		4,318	42,964
Stewart Information Services Corp.		3,465	140,818
Symetra Financial Corp.		13,661	320,487
Third Point Reinsurance Ltd. (Bermuda)	*	9,549	135,118
United Fire Group, Inc.		3,518	111,767
United Insurance Holdings Corp.		2,677	60,233
Universal Insurance Holdings, Inc.		5,131	131,302
Validus Holdings Ltd. (Bermuda)		15,816	665,854
W.R. Berkley Corp.		18,198	919,181
White Mountains Insurance Group Ltd.		1,116	763,924

			33,266,318

Internet & Catalog Retail—0.6%
1-800-Flowers.com, Inc., Class A	*	6,281	74,304
Blue Nile, Inc.	*	2,444	77,817
EVINE Live, Inc.	*	6,239	41,864
FTD Cos., Inc.	*	3,867	115,778
Gaiam, Inc., Class A	*	2,600	18,954
Groupon, Inc.	*†	86,756	625,511
HomeAway, Inc.	*	16,288	491,409
HSN, Inc.		5,985	408,357
Lands’ End, Inc.	*	2,788	100,034
Liberty TripAdvisor Holdings, Inc., Series A	*	13,320	423,443
Liberty Ventures, Series A	*	25,143	1,056,257
Nutrisystem, Inc.		5,029	100,479
Orbitz Worldwide, Inc.	*	8,896	103,727
Overstock.com, Inc.	*	2,104	50,959
PetMed Express, Inc.		3,185	52,616
Shutterfly, Inc.	*	7,318	331,066
Travelport Worldwide Ltd. (United Kingdom)	†	4,950	82,665
Wayfair, Inc., Class A	*†	2,087	67,035
zulily, Inc., Class A	*	2,690	34,943

			4,257,218

Internet Software & Services—1.7%
Amber Road, Inc.	*	1,500	13,875
Angie’s List, Inc.	*†	7,000	41,090
AOL, Inc.	*	14,192	562,145
Bankrate, Inc.	*	11,716	132,860
Bazaarvoice, Inc.	*†	8,939	50,505
Benefitfocus, Inc.	*†	852	31,345
Blucora, Inc.	*	7,679	104,895
Borderfree, Inc.	*	1,000	6,010
Box, Inc., Class A	*	2,200	43,450
Brightcove, Inc.	*	6,369	46,685
Carbonite, Inc.	*	2,935	41,971
Care.com, Inc.	*†	1,199	9,088
ChannelAdvisor Corp.	*†	3,431	33,246
Cimpress NV (Netherlands)	*	5,737	484,088
comScore, Inc.	*	6,168	315,802
Constant Contact, Inc.	*	5,890	225,057
Cornerstone OnDemand, Inc.	*	9,155	264,488

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
CoStar Group, Inc.	*	5,782	$1,143,853
Coupons.com, Inc.	*†	1,942	22,799
Cvent, Inc.	*	2,992	83,896
Dealertrack Technologies, Inc.	*	9,401	362,127
Demand Media, Inc.	*	907	5,188
Demandware, Inc.	*	5,134	312,661
Dice Holdings, Inc.	*	6,835	60,968
EarthLink Holdings Corp.		20,557	91,273
Endurance International Group Holdings, Inc.	*	4,860	92,632
Envestnet, Inc.	*	5,918	331,882
Everyday Health, Inc.	*	1,300	16,718
Five9, Inc.	*	1,997	11,103
Global Sources Ltd. (Bermuda)	*†	2,826	16,560
Gogo, Inc.	*†	11,015	209,946
GrubHub, Inc.	*	1,437	65,225
GTT Communications, Inc.	*	2,450	46,256
Hortonworks, Inc.	*	1,260	30,038
IAC/InterActiveCorp		13,487	909,968
Internap Corp.	*	8,121	83,078
Intralinks Holdings, Inc.	*	8,511	88,004
j2 Global, Inc.		8,665	569,117
LendingClub Corp.	*	11,800	231,870
Limelight Networks, Inc.	*	6,937	25,181
Liquidity Services, Inc.	*	4,692	46,357
LivePerson, Inc.	*	8,795	90,017
LogMeIn, Inc.	*	4,468	250,163
Marchex, Inc., Class B		5,699	23,252
Marin Software, Inc.	*	4,390	27,613
Marketo, Inc.	*	4,239	108,603
Millennial Media, Inc.	*†	8,132	11,791
Monster Worldwide, Inc.	*	16,068	101,871
New Relic, Inc.	*	1,000	34,700
NIC, Inc.		12,220	215,927
OPOWER, Inc.	*†	1,300	13,169
Pandora Media, Inc.	*	36,095	585,100
Perficient, Inc.	*	5,746	118,885
Q2 Holdings, Inc.	*	1,700	35,938
QuinStreet, Inc.	*	5,214	31,023
Rackspace Hosting, Inc.	*	20,569	1,061,155
RealNetworks, Inc.	*	4,328	29,128
Reis, Inc.		1,345	34,486
RetailMeNot, Inc.	*†	5,109	92,013
Rightside Group Ltd.	*	907	9,206
Rocket Fuel, Inc.	*†	3,037	27,940
SciQuest, Inc.	*	4,686	79,334
Shutterstock, Inc.	*	2,575	176,825
SPS Commerce, Inc.	*	2,907	195,060
Stamps.com, Inc.	*	2,445	164,524
TechTarget, Inc.	*	2,374	27,372
Textura Corp.	*†	3,086	83,878
Travelzoo, Inc.	*	1,808	17,429
Tremor Video, Inc.	*†	15,166	35,488
TrueCar, Inc.	*†	1,300	23,205
Unwired Planet, Inc.	*	23,320	13,334
Web.com Group, Inc.	*	9,090	172,256
WebMD Health Corp.	*	6,564	287,733
Wix.com Ltd. (Israel)	*	3,368	64,531
XO Group, Inc.	*	5,737	101,373
Xoom Corp.	*†	5,162	75,830
Yelp, Inc.	*†	8,868	419,900
YuMe, Inc.	*†	3,100	16,089

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Zillow Group, Inc., Class A	*	8,234	$825,870

			12,945,311

IT Services—2.4%
Acxiom Corp.	*	13,925	257,473
Blackhawk Network Holdings, Inc.	*†	9,680	346,254
Booz Allen Hamilton Holding Corp.		13,242	383,224
Broadridge Financial Solutions, Inc.		21,164	1,164,232
CACI International, Inc., Class A	*	4,060	365,075
Cardtronics, Inc.	*	7,614	286,286
Cass Information Systems, Inc.		2,024	113,627
Ciber, Inc.	*	14,012	57,729
Computer Task Group, Inc.		2,532	18,509
Convergys Corp.		18,752	428,858
CoreLogic, Inc.	*	16,573	584,530
CSG Systems International, Inc.		5,860	178,085
Datalink Corp.	*	4,947	59,562
DST Systems, Inc.		5,239	580,010
EPAM Systems, Inc.	*	6,101	373,930
Euronet Worldwide, Inc.	*	8,812	517,705
EVERTEC, Inc. (Puerto Rico)		11,071	242,012
ExlService Holdings, Inc.	*	5,570	207,204
Forrester Research, Inc.		2,455	90,295
Gartner, Inc.	*	15,877	1,331,286
Genpact Ltd. (Bermuda)	*	28,212	655,929
Global Cash Access Holdings, Inc.	*	13,203	100,607
Global Payments, Inc.		11,963	1,096,768
Hackett Group, Inc. (The)		2,748	24,567
Heartland Payment Systems, Inc.		6,660	312,021
Higher One Holdings, Inc.	*	7,479	18,099
IGATE Corp.	*	6,743	287,656
Information Services Group, Inc.		5,257	20,975
Jack Henry & Associates, Inc.		15,332	1,071,554
Leidos Holdings, Inc.		11,568	485,393
Lionbridge Technologies, Inc.	*	11,139	63,715
Luxoft Holding, Inc. (Switzerland)	*	1,347	69,694
ManTech International Corp., Class A		4,079	138,441
MAXIMUS, Inc.		12,270	819,145
ModusLink Global Solutions, Inc.	*	10,739	41,345
MoneyGram International, Inc.	*	4,578	39,554
NeuStar, Inc., Class A	*†	9,551	235,146
PRGX Global, Inc.	*	4,569	18,367
Sabre Corp.		8,995	218,579
Science Applications International Corp.		6,860	352,261
ServiceSource International, Inc.	*	9,931	30,786
Sykes Enterprises, Inc.	*	6,610	164,259
Syntel, Inc.	*	5,846	302,414
TeleTech Holdings, Inc.		3,175	80,804
Total System Services, Inc.		29,414	1,122,144
Unisys Corp.	*	8,668	201,184
Vantiv, Inc., Class A	*	22,175	835,998
VeriFone Systems, Inc.	*	20,135	702,510
Virtusa Corp.	*	4,567	188,982
WEX, Inc.	*	6,885	739,174

			18,023,957

Leisure Products—0.5%
Arctic Cat, Inc.		2,262	82,156
Black Diamond, Inc.	*	3,789	35,806
Brunswick Corp.		16,527	850,314
Callaway Golf Co.		13,092	124,767
Escalade, Inc.		1,595	27,721
JAKKS Pacific, Inc.	*†	3,244	22,189
Johnson Outdoors, Inc., Class A		785	25,991

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
LeapFrog Enterprises, Inc.	*	12,080	$26,335
Malibu Boats, Inc., Class A	*	1,521	35,515
Marine Products Corp.		3,091	26,490
Nautilus, Inc.	*	4,916	75,067
Polaris Industries, Inc.		11,623	1,640,005
Smith & Wesson Holding Corp.	*†	9,907	126,116
Sturm Ruger & Co., Inc.	†	3,706	183,929
Vista Outdoor, Inc.	*	11,102	475,388

			3,757,789

Life Sciences Tools & Services—1.1%
Accelerate Diagnostics, Inc.	*†	3,846	86,535
Affymetrix, Inc.	*	13,418	168,530
Albany Molecular Research, Inc.	*†	3,704	65,190
Bio-Rad Laboratories, Inc., Class A	*	3,700	500,166
Bio-Techne Corp.		6,432	645,065
Bruker Corp.	*	19,703	363,914
Cambrex Corp.	*	6,259	248,044
Charles River Laboratories International, Inc.	*	8,400	666,036
Enzo Biochem, Inc.	*	5,500	16,225
Fluidigm Corp.	*	5,173	217,783
INC Research Holdings, Inc., Class A	*	1,538	50,339
Luminex Corp.	*	7,419	118,704
Mettler-Toledo International, Inc.	*	5,253	1,726,399
NanoString Technologies, Inc.	*	1,700	17,323
Pacific Biosciences of California, Inc.	*	10,007	58,441
PAREXEL International Corp.	*	10,270	708,527
PerkinElmer, Inc.		20,525	1,049,649
PRA Health Sciences, Inc.	*	3,221	92,894
QIAGEN NV (Netherlands)	*	40,931	1,031,461
Quintiles Transnational Holdings, Inc.	*	9,318	624,027
Sequenom, Inc.	*†	20,997	82,938
VWR Corp.	*	4,845	125,922

			8,664,112

Machinery—4.1%
Accuride Corp.	*	5,687	26,501
Actuant Corp., Class A		11,535	273,841
AGCO Corp.		16,436	783,011
Alamo Group, Inc.		1,174	74,115
Albany International Corp., Class A		5,205	206,899
Allison Transmission Holdings, Inc.		24,057	768,381
Altra Industrial Motion Corp.		5,386	148,869
American Railcar Industries, Inc.	†	1,579	78,524
ARC Group Worldwide, Inc.	*†	502	2,681
Astec Industries, Inc.		3,453	148,065
Barnes Group, Inc.		9,272	375,423
Blount International, Inc.		9,180	118,238
Briggs & Stratton Corp.		9,174	188,434
Chart Industries, Inc.	*	5,455	191,334
CIRCOR International, Inc.		3,375	184,613
CLARCOR, Inc.		8,929	589,850
Colfax Corp.	*	17,272	824,393
Columbus McKinnon Corp.		3,189	85,912
Commercial Vehicle Group, Inc.	*	2,891	18,618
Crane Co.		8,510	531,109
Donaldson Co., Inc.		25,068	945,314
Douglas Dynamics, Inc.		3,681	84,074
Dynamic Materials Corp.		3,125	39,906
Energy Recovery, Inc.	*†	6,998	18,125
EnPro Industries, Inc.		3,823	252,127
ESCO Technologies, Inc.		4,502	175,488
ExOne Co. (The)	*†	1,694	23,123

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Federal Signal Corp.		11,860	$187,269
FreightCar America, Inc.		2,798	87,941
Global Brass & Copper Holdings, Inc.		3,564	55,064
Gorman-Rupp Co. (The)		3,896	116,685
Graco, Inc.		10,609	765,545
Graham Corp.		1,617	38,759
Greenbrier Cos., Inc. (The)	†	4,868	282,344
Harsco Corp.		14,896	257,105
Hillenbrand, Inc.		11,125	343,429
Hurco Cos., Inc.		1,248	41,097
Hyster-Yale Materials Handling, Inc.		2,095	153,543
IDEX Corp.		14,155	1,073,374
ITT Corp.		16,116	643,190
John Bean Technologies Corp.		5,724	204,461
Joy Global, Inc.		17,680	692,702
Kadant, Inc.		1,696	89,227
Kennametal, Inc.		14,470	487,494
L.B. Foster Co., Class A		1,705	80,953
Lincoln Electric Holdings, Inc.		14,096	921,737
Lindsay Corp.	†	2,395	182,619
Lydall, Inc.	*	2,982	94,589
Manitex International, Inc.	*†	1,949	18,964
Manitowoc Co., Inc. (The)		24,357	525,137
Meritor, Inc.	*	17,017	214,584
Middleby Corp. (The)	*	10,237	1,050,828
Miller Industries, Inc.	†	1,779	43,585
Mueller Industries, Inc.		9,973	360,324
Mueller Water Products, Inc., Class A		30,046	295,953
Navistar International Corp.	*	10,261	302,700
NN, Inc.	†	3,390	85,021
Nordson Corp.		11,664	913,758
Omega Flex, Inc.		488	12,273
Oshkosh Corp.		13,586	662,861
Proto Labs, Inc.	*†	3,961	277,270
RBC Bearings, Inc.		4,314	330,194
Rexnord Corp.	*	12,972	346,223
Snap-on, Inc.		10,254	1,507,953
SPX Corp.		7,140	606,186
Standex International Corp.		2,170	178,222
Sun Hydraulics Corp.		4,279	176,979
Tennant Co.		3,191	208,596
Terex Corp.		20,136	535,416
Timken Co. (The)		14,447	608,797
Titan International, Inc.	†	8,071	75,545
Toro Co. (The)		10,162	712,559
TriMas Corp.	*	8,555	263,408
Trinity Industries, Inc.		27,334	970,630
Twin Disc, Inc.		1,926	34,032
Valmont Industries, Inc.	†	4,268	524,452
Wabash National Corp.	*	12,487	176,067
WABCO Holdings, Inc.	*	9,943	1,221,796
Wabtec Corp.		16,989	1,614,125
Watts Water Technologies, Inc., Class A		5,244	288,577
Woodward, Inc.		11,933	608,702
Xerium Technologies, Inc.	*	1,744	28,288
Xylem, Inc.		32,296	1,131,006

			30,867,106

Marine—0.2%
Baltic Trading Ltd.		7,920	11,801
International Shipholding Corp.		724	8,768
Kirby Corp.	*	10,331	775,342
Knightsbridge Shipping Ltd. (Bermuda)	†	4,827	24,135
Matson, Inc.		7,325	308,822

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Navios Maritime Holdings, Inc. (Greece)		12,773	$53,391
Safe Bulkers, Inc. (Greece)		6,264	22,488
Scorpio Bulkers, Inc.	*	24,958	59,150
Ultrapetrol Bahamas Ltd. (Bahamas)	*	3,567	5,172

			1,269,069

Media—1.9%
A.H. Belo Corp., Class A		2,998	24,674
AMC Entertainment Holdings, Inc., Class A		3,960	140,540
AMC Networks, Inc., Class A	*	10,774	825,719
Cablevision Systems Corp., Class A		34,089	623,829
Carmike Cinemas, Inc.	*	4,910	164,976
Central European Media Enterprises Ltd., Class A (Bermuda)	*†	9,570	25,456
Cinedigm Corp., Class A	*	12,318	19,955
Cinemark Holdings, Inc.		20,856	939,980
Clear Channel Outdoor Holdings, Inc., Class A		8,401	85,018
Crown Media Holdings, Inc., Class A	*	4,399	17,596
Cumulus Media, Inc., Class A	*	23,598	58,287
Daily Journal Corp.	*†	156	28,579
Dex Media, Inc.	*†	2,722	11,405
DreamWorks Animation SKG, Inc., Class A	*†	13,912	336,670
Entercom Communications Corp., Class A	*	3,975	48,296
Entravision Communications Corp., Class A		9,227	58,407
Eros International plc	*	3,590	62,717
EW Scripps Co. (The), Class A	*	5,253	149,395
Gannett Co., Inc.		39,874	1,478,528
Global Eagle Entertainment, Inc.	*†	6,028	80,233
Gray Television, Inc.	*	10,278	142,042
Harte-Hanks, Inc.		7,272	56,722
Hemisphere Media Group, Inc.	*†	1,387	17,546
Interpublic Group of Cos., Inc. (The)		76,134	1,684,084
John Wiley & Sons, Inc., Class A		7,611	465,337
Journal Communications, Inc., Class A	*	9,165	135,825
Lee Enterprises, Inc.	*†	8,627	27,348
Lions Gate Entertainment Corp.	†	14,824	502,830
Live Nation Entertainment, Inc.	*	26,093	658,326
Loral Space & Communications, Inc.	*	2,438	166,857
Madison Square Garden Co. (The), Class A	*	11,178	946,218
Martha Stewart Living Omnimedia, Inc., Class A	*	6,601	42,906
McClatchy Co. (The), Class A	*	8,865	16,312
MDC Partners, Inc., Class A		7,283	206,473
Media General, Inc.	*	12,619	208,087
Meredith Corp.		6,486	361,724
Morningstar, Inc.		3,247	243,233
National CineMedia, Inc.		10,391	156,904
New Media Investment Group, Inc.		6,007	143,748
New York Times Co. (The), Class A		24,566	338,028
Nexstar Broadcasting Group, Inc., Class A		5,657	323,694
Radio One, Inc., Class D	*	4,000	12,320
Radio Unica Communications Corp.	*‡d	1,900	—
ReachLocal, Inc.	*†	2,912	8,474
Reading International, Inc., Class A	*	2,976	40,027
Regal Entertainment Group, Class A		15,242	348,127
Rentrak Corp.	*†	1,688	93,785
Saga Communications, Inc., Class A		404	17,994
Salem Media Group, Inc.		3,266	20,119
Scholastic Corp.		4,805	196,717

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
SFX Entertainment, Inc.	*†	7,447	$30,458
Sinclair Broadcast Group, Inc., Class A	†	12,521	393,285
Sizmek, Inc.	*	5,674	41,193
Starz, Class A	*	16,521	568,488
Time, Inc.		19,392	435,156
Townsquare Media, Inc., Class A	*†	1,462	18,787
World Wrestling Entertainment, Inc., Class A	†	4,743	66,449

			14,315,883

Metals & Mining—1.1%
AK Steel Holding Corp.	*†	34,225	152,986
Allegheny Technologies, Inc.		19,263	578,083
AM Castle & Co.	*	3,161	11,538
Ampco-Pittsburgh Corp.		986	17,215
Carpenter Technology Corp.		9,228	358,785
Century Aluminum Co.	*	9,652	133,198
Cliffs Natural Resources, Inc.	†	27,203	130,846
Coeur Mining, Inc.	*†	19,056	89,754
Commercial Metals Co.		22,078	357,443
Compass Minerals International, Inc.		6,047	563,641
Globe Specialty Metals, Inc.		11,203	211,961
Gold Resource Corp.	†	6,352	20,263
Handy & Harman Ltd.	*	640	26,278
Haynes International, Inc.		2,542	113,399
Hecla Mining Co.		57,230	170,545
Horsehead Holding Corp.	*†	8,467	107,192
Kaiser Aluminum Corp.		3,267	251,200
Materion Corp.		3,982	153,028
Molycorp, Inc.	*†	29,774	11,472
Noranda Aluminum Holding Corp.		4,347	12,910
Olympic Steel, Inc.	†	1,772	23,851
Reliance Steel & Aluminum Co.		13,584	829,711
Royal Gold, Inc.		11,742	741,038
RTI International Metals, Inc.	*	6,083	218,440
Ryerson Holding Corp.	*	1,802	11,479
Schnitzer Steel Industries, Inc., Class A		4,380	69,467
Steel Dynamics, Inc.		43,531	874,973
Stillwater Mining Co.	*	21,089	272,470
SunCoke Energy, Inc.		11,225	167,701
Tahoe Resources, Inc.		15,705	172,127
TimkenSteel Corp.		7,314	193,601
United States Steel Corp.	†	25,690	626,836
Universal Stainless & Alloy Products, Inc.	*	947	24,830
US Silica Holdings, Inc.	†	10,120	360,373
Walter Energy, Inc.	†	10,993	6,816
Worthington Industries, Inc.		9,711	258,410

			8,323,860

Multiline Retail—0.3%
Big Lots, Inc.		9,319	447,592
Bon-Ton Stores, Inc. (The)	†	2,140	14,894
Burlington Stores, Inc.	*	4,870	289,375
Dillard’s, Inc., Class A		4,234	577,983
Fred’s, Inc., Class A		7,550	129,029
J.C. Penney Co., Inc.	*†	53,011	445,823
Sears Holdings Corp.	*†	5,086	210,459
Tuesday Morning Corp.	*	7,151	115,131

			2,230,286

Multi-Utilities—1.1%
Alliant Energy Corp.		19,522	1,229,886
Avista Corp.		11,016	376,527
Black Hills Corp.		7,951	401,048
CMS Energy Corp.		47,523	1,659,028

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Integrys Energy Group, Inc.		14,044	$1,011,449
MDU Resources Group, Inc.		34,697	740,434
NorthWestern Corp.		8,462	455,171
SCANA Corp.		25,443	1,399,111
TECO Energy, Inc.		41,588	806,807
Vectren Corp.		14,882	656,891

			8,736,352

Oil, Gas & Consumable Fuels—2.2%
Abraxas Petroleum Corp.	*	16,099	52,322
Adams Resources & Energy, Inc.		479	32,194
Alon USA Energy, Inc.		3,922	64,988
Alpha Natural Resources, Inc.	*†	42,685	42,681
American Eagle Energy Corp.	*†	4,896	881
Amyris, Inc.	*†	6,091	14,618
Approach Resources, Inc.	*†	6,656	43,863
Arch Coal, Inc.	*†	37,708	37,704
Ardmore Shipping Corp. (Ireland)		2,905	29,253
Bill Barrett Corp.	*†	9,354	77,638
Bonanza Creek Energy, Inc.	*	6,309	155,580
Callon Petroleum Co.	*	8,345	62,337
Carrizo Oil & Gas, Inc.	*	8,354	414,776
Clayton Williams Energy, Inc.	*†	1,014	51,339
Clean Energy Fuels Corp.	*†	11,637	62,083
Cloud Peak Energy, Inc.	*	11,802	68,688
Comstock Resources, Inc.	†	8,808	31,445
Contango Oil & Gas Co.	*	3,036	66,792
CVR Energy, Inc.	†	2,695	114,699
Delek US Holdings, Inc.		10,091	401,117
Denbury Resources, Inc.		60,682	442,372
DHT Holdings, Inc. (Bermuda)		14,863	103,744
Diamondback Energy, Inc.	*	7,290	560,164
Dorian LPG Ltd.	*	1,178	15,349
Eclipse Resources Corp.	*†	4,964	27,898
Emerald Oil, Inc.	*†	9,095	6,730
Energen Corp.		12,720	839,520
Energy XXI Ltd.	†	16,321	59,408
EP Energy Corp., Class A	*†	6,635	69,535
Evolution Petroleum Corp.		6,187	36,813
EXCO Resources, Inc.	†	31,828	58,245
Frontline Ltd. (Bermuda)	*	8,754	19,609
FX Energy, Inc.	*†	10,537	13,171
GasLog Ltd. (Monaco)	†	7,396	143,630
Gastar Exploration, Inc.	*	14,863	38,941
Golar LNG Ltd. (Bermuda)		9,558	318,090
Goodrich Petroleum Corp.	*†	6,111	21,694
Green Plains, Inc.		7,235	206,559
Gulfport Energy Corp.	*	15,141	695,123
Halcon Resources Corp.	*†	45,027	69,342
Hallador Energy Co.		3,197	37,373
Harvest Natural Resources, Inc.	*†	6,776	3,029
Isramco, Inc.	*	156	19,625
Jones Energy, Inc., Class A	*†	1,795	16,119
Kosmos Energy Ltd.	*	19,857	157,069
Laredo Petroleum, Inc.	*†	17,688	230,652
Magnum Hunter Resources Corp.	*†	38,845	103,716
Matador Resources Co.	*	12,970	284,302
Memorial Resource Development Corp.	*	9,736	172,717
Midstates Petroleum Co., Inc.	*†	5,381	4,574
Miller Energy Resources, Inc.	*†	4,833	3,021
Navios Maritime Acquisition Corp. (Greece)		13,236	46,855
Newfield Exploration Co.	*	27,719	972,660
Nordic American Tankers Ltd. (Norway)	†	15,457	184,093

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Northern Oil and Gas, Inc.	*†	12,515	$96,491
Oasis Petroleum, Inc.	*	21,849	310,693
Pacific Ethanol, Inc.	*†	3,263	35,208
Panhandle Oil and Gas, Inc., Class A		3,416	67,603
Parsley Energy, Inc., Class A	*	10,382	165,904
PBF Energy, Inc., Class A		11,842	401,681
PDC Energy, Inc.	*	6,343	342,776
Peabody Energy Corp.	†	48,924	240,706
Penn Virginia Corp.	*†	11,487	74,436
PetroQuest Energy, Inc.	*	14,743	33,909
QEP Resources, Inc.		31,930	665,740
Renewable Energy Group, Inc.	*	5,827	53,725
Resolute Energy Corp.	*†	16,674	9,394
REX American Resources Corp.	*	1,034	62,878
Rex Energy Corp.	*†	9,028	33,584
Rice Energy, Inc.	*†	9,450	205,632
Ring Energy, Inc.	*	2,998	31,839
Rosetta Resources, Inc.	*	11,412	194,232
RSP Permian, Inc.	*†	4,334	109,173
Sanchez Energy Corp.	*†	9,850	128,148
SandRidge Energy, Inc.	*†	88,853	158,158
Scorpio Tankers, Inc. (Monaco)		30,237	284,833
SemGroup Corp., Class A		7,738	629,409
Ship Finance International Ltd. (Norway)	†	10,743	158,996
SM Energy Co.		11,557	597,266
Solazyme, Inc.	*†	13,219	37,806
Stone Energy Corp.	*	10,803	158,588
Swift Energy Co.	*†	7,371	15,921
Synergy Resources Corp.	*	13,246	156,965
Targa Resources Corp.		8,239	789,214
Teekay Corp. (Bermuda)		7,800	363,246
Teekay Tankers Ltd., Class A (Bermuda)		9,900	56,826
TransAtlantic Petroleum Ltd.	*†	3,643	19,454
Triangle Petroleum Corp.	*†	15,408	77,502
Ultra Petroleum Corp.	*†	28,003	437,687
VAALCO Energy, Inc.	*	12,065	29,559
Vertex Energy, Inc.	*†	2,000	7,400
W&T Offshore, Inc.	†	5,802	29,648
Warren Resources, Inc.	*	17,522	15,595
Western Refining, Inc.		9,109	449,893
Westmoreland Coal Co.	*	3,181	85,124
World Fuel Services Corp.		12,516	719,420
WPX Energy, Inc.	*	36,900	403,317

			16,752,319

Paper & Forest Products—0.4%
Boise Cascade Co.	*	6,701	251,019
Clearwater Paper Corp.	*	3,863	252,254
Deltic Timber Corp.		1,869	123,821
Domtar Corp. (Canada)		11,880	549,094
KapStone Paper and Packaging Corp.		15,462	507,772
Louisiana-Pacific Corp.	*	25,478	420,642
Neenah Paper, Inc.		2,742	171,485
P.H. Glatfelter Co.		8,163	224,727
Resolute Forest Products, Inc. (Canada)	*	11,015	190,009
Schweitzer-Mauduit International, Inc.		5,613	258,871
Wausau Paper Corp.		7,822	74,544

			3,024,238

Personal Products—0.3%
Avon Products, Inc.		76,500	611,235
Coty, Inc., Class A	*	11,495	278,984
Elizabeth Arden, Inc.	*†	4,409	68,780
Female Health Co. (The)	†	5,170	14,631

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Herbalife Ltd.	*†	13,700	$585,812
Inter Parfums, Inc.		2,745	89,542
Medifast, Inc.	*	1,758	52,687
Nature’s Sunshine Products, Inc.		1,727	22,658
Nu Skin Enterprises, Inc., Class A	†	10,792	649,786
Nutraceutical International Corp.	*	1,355	26,694
Revlon, Inc., Class A	*	1,782	73,419
Synutra International, Inc.	*†	2,931	18,758
USANA Health Sciences, Inc.	*	881	97,897

			2,590,883

Pharmaceuticals—1.6%
AcelRx Pharmaceuticals, Inc.	*†	5,622	21,701
Achaogen, Inc.	*	1,150	11,224
Aerie Pharmaceuticals, Inc.	*	1,295	40,585
Akorn, Inc.	*	10,932	519,379
Alimera Sciences, Inc.	*†	2,748	13,767
Amphastar Pharmaceuticals, Inc.	*†	1,513	22,634
Ampio Pharmaceuticals, Inc.	*†	7,534	56,731
ANI Pharmaceuticals, Inc.	*	1,107	69,243
Aratana Therapeutics, Inc.	*	4,040	64,680
BioDelivery Sciences International, Inc.	*	6,937	72,838
Bio-Path Holdings, Inc.	*†	11,813	21,263
Catalent, Inc.	*	9,507	296,143
Cempra, Inc.	*	4,933	169,251
Corcept Therapeutics, Inc.	*†	9,895	55,412
Depomed, Inc.	*	9,550	214,016
Dermira, Inc.	*	1,364	20,937
Egalet Corp.	*†	648	8,379
Endocyte, Inc.	*†	5,585	34,962
Flex Pharma, Inc.	*	940	18,424
Horizon Pharma plc	*	10,579	274,737
IGI Laboratories, Inc.	*†	4,628	37,764
Impax Laboratories, Inc.	*	12,242	573,783
Intersect ENT, Inc.	*	960	24,797
Intra-Cellular Therapies, Inc.	*	2,752	65,718
Jazz Pharmaceuticals plc (Ireland)	*	10,475	1,809,975
Lannett Co., Inc.	*	4,522	306,185
Mallinckrodt plc	*	20,375	2,580,494
Medicines Co. (The)	*	12,102	339,098
Nektar Therapeutics	*	22,632	248,952
Omeros Corp.	*†	5,731	126,254
Pacira Pharmaceuticals, Inc.	*	6,293	559,133
Pain Therapeutics, Inc.	*	6,124	11,574
Pernix Therapeutics Holdings, Inc.	*†	5,712	61,061
Phibro Animal Health Corp., Class A		2,360	83,568
POZEN, Inc.	*	5,088	39,279
Prestige Brands Holdings, Inc.	*	9,444	405,053
Relypsa, Inc.	*	2,823	101,826
Repros Therapeutics, Inc.	*	4,662	40,047
Revance Therapeutics, Inc.	*†	1,284	26,617
Sagent Pharmaceuticals, Inc.	*	4,122	95,837
Salix Pharmaceuticals Ltd.	*	11,379	1,966,405
SciClone Pharmaceuticals, Inc.	*	10,639	94,262
Sucampo Pharmaceuticals, Inc., Class A	*	1,783	27,743
Supernus Pharmaceuticals, Inc.	*	4,060	49,085
Tetraphase Pharmaceuticals, Inc.	*	4,678	171,402
TherapeuticsMD, Inc.	*	18,397	111,302
Theravance Biopharma, Inc. (Cayman Islands)	*†	3,979	69,036
Theravance, Inc.	†	15,893	249,838
VIVUS, Inc.	*†	18,805	46,260
XenoPort, Inc.	*	8,506	60,563
Zogenix, Inc.	*†	22,351	30,621

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
ZS Pharma, Inc.	*†	1,120	$47,130

			12,466,968

Professional Services—1.5%
Acacia Research Corp.	†	8,726	93,368
Advisory Board Co. (The)	*	6,712	357,615
Barrett Business Services, Inc.		1,514	64,860
CBIZ, Inc.	*	6,264	58,443
CDI Corp.		2,129	29,912
Corporate Executive Board Co. (The)		6,047	482,913
CRA International, Inc.	*	1,427	44,408
Dun & Bradstreet Corp. (The)		6,702	860,269
Equifax, Inc.		21,528	2,002,104
Exponent, Inc.		2,179	193,713
Franklin Covey Co.	*	1,414	27,234
FTI Consulting, Inc.	*	7,311	273,870
GP Strategies Corp.	*	2,402	88,874
Heidrick & Struggles International, Inc.		3,000	73,740
Hill International, Inc.	*	4,200	15,078
Huron Consulting Group, Inc.	*	4,091	270,620
ICF International, Inc.	*	3,982	162,665
Insperity, Inc.		3,965	207,330
Kelly Services, Inc., Class A		4,508	78,619
Kforce, Inc.		4,412	98,432
Korn/Ferry International		8,532	280,447
ManpowerGroup, Inc.		13,959	1,202,568
Mistras Group, Inc.	*	3,345	64,425
Navigant Consulting, Inc.	*	7,864	101,917
On Assignment, Inc.	*	9,553	366,549
Paylocity Holding Corp.	*	1,348	38,607
Pendrell Corp.	*	26,471	34,412
Resources Connection, Inc.		6,845	119,787
Robert Half International, Inc.		24,695	1,494,541
RPX Corp.	*	9,075	130,589
Towers Watson & Co., Class A		11,428	1,510,610
TriNet Group, Inc.	*	2,531	89,167
TrueBlue, Inc.	*	7,816	190,320
VSE Corp.		653	53,468
WageWorks, Inc.	*	6,123	326,540

			11,488,014

Real Estate Investment Trusts (REITs)—9.0%
Acadia Realty Trust REIT		11,626	405,515
AG Mortgage Investment Trust, Inc. REIT		4,573	86,155
Agree Realty Corp. REIT		2,737	90,239
Alexander’s, Inc. REIT		383	174,870
Alexandria Real Estate Equities, Inc. REIT		12,593	1,234,618
Altisource Residential Corp. REIT (Virgin Islands, U.S.)		10,276	214,357
American Assets Trust, Inc. REIT		6,527	282,489
American Campus Communities, Inc. REIT		18,968	813,158
American Capital Mortgage Investment Corp. REIT		9,452	169,758
American Homes 4 Rent, Class A REIT		26,277	434,884
American Residential Properties, Inc. REIT	*	5,398	97,110
Anworth Mortgage Asset Corp. REIT		21,448	109,170
Apartment Investment & Management Co., Class A REIT		27,026	1,063,743
Apollo Commercial Real Estate Finance, Inc. REIT		8,175	140,446
Apollo Residential Mortgage, Inc. REIT		5,862	93,499
Ares Commercial Real Estate Corp. REIT		4,696	51,891

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Armada Hoffler Properties, Inc. REIT		3,047	$32,481
ARMOUR Residential REIT, Inc. REIT		66,344	210,310
Ashford Hospitality Prime, Inc. REIT		4,345	72,866
Ashford Hospitality Trust, Inc. REIT		11,214	107,879
Associated Estates Realty Corp. REIT		9,767	241,050
Aviv REIT, Inc. REIT		3,350	122,275
BioMed Realty Trust, Inc. REIT		34,804	788,659
Brandywine Realty Trust REIT		31,542	504,041
Brixmor Property Group, Inc. REIT		9,680	257,004
Camden Property Trust REIT		15,036	1,174,763
Campus Crest Communities, Inc. REIT	†	10,695	76,576
Capstead Mortgage Corp. REIT	†	17,141	201,750
CareTrust REIT, Inc. REIT		4,565	61,901
CatchMark Timber Trust, Inc., Class A REIT		2,491	29,195
CBL & Associates Properties, Inc. REIT		29,480	583,704
Cedar Realty Trust, Inc. REIT		13,395	100,329
Chambers Street Properties REIT		41,610	327,887
Chatham Lodging Trust REIT		5,640	165,872
Chesapeake Lodging Trust REIT		9,563	323,516
Chimera Investment Corp. REIT		184,876	580,511
Colony Financial, Inc. REIT		18,866	489,007
Columbia Property Trust, Inc. REIT		22,100	597,142
CorEnergy Infrastructure Trust, Inc. REIT	†	5,092	35,288
CoreSite Realty Corp. REIT		3,409	165,950
Corporate Office Properties Trust REIT		16,231	476,867
Corrections Corp. of America REIT		21,048	847,392
Cousins Properties, Inc. REIT		38,307	406,054
CubeSmart REIT		28,255	682,358
CyrusOne, Inc. REIT		5,326	165,745
CYS Investments, Inc. REIT		27,326	243,475
DCT Industrial Trust, Inc. REIT		14,508	502,847
DDR Corp. REIT		52,876	984,551
DiamondRock Hospitality Co. REIT		34,898	493,109
Douglas Emmett, Inc. REIT		25,960	773,868
Duke Realty Corp. REIT		57,944	1,261,441
DuPont Fabros Technology, Inc. REIT		11,161	364,741
Dynex Capital, Inc. REIT		9,171	77,678
Easterly Government Properties, Inc. REIT	*	2,430	39,002
EastGroup Properties, Inc. REIT		5,650	339,791
Education Realty Trust, Inc. REIT		8,040	284,455
Empire State Realty Trust, Inc., Class A REIT		16,194	304,609
EPR Properties REIT		10,117	607,324
Equity Commonwealth REIT	*	22,636	600,986
Equity LifeStyle Properties, Inc. REIT		15,064	827,767
Equity One, Inc. REIT		10,911	291,215
Excel Trust, Inc. REIT		9,947	139,457
Extra Space Storage, Inc. REIT		20,789	1,404,713
Federal Realty Investment Trust REIT		11,862	1,746,205
FelCor Lodging Trust, Inc. REIT		23,021	264,511
First Industrial Realty Trust, Inc. REIT		20,382	436,786
First Potomac Realty Trust REIT		11,442	136,045
Franklin Street Properties Corp. REIT		16,006	205,197
Gaming and Leisure Properties, Inc. REIT		15,341	565,623
GEO Group, Inc. (The) REIT		12,584	550,424
Getty Realty Corp. REIT		4,999	90,982
Gladstone Commercial Corp. REIT		2,656	49,428
Government Properties Income Trust REIT		11,666	266,568
Gramercy Property Trust, Inc. REIT		8,206	230,335
Great Ajax Corp. REIT	*	740	10,752

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT		5,763	$105,348
Hatteras Financial Corp. REIT		17,686	321,178
Healthcare Realty Trust, Inc. REIT		16,773	465,954
Healthcare Trust of America, Inc., Class A REIT		20,982	584,559
Hersha Hospitality Trust REIT		37,283	241,221
Highwoods Properties, Inc. REIT		16,280	745,298
Home Properties, Inc. REIT		9,963	690,336
Hospitality Properties Trust REIT		27,110	894,359
Hudson Pacific Properties, Inc. REIT		11,041	366,451
InfraREIT, Inc. REIT		4,070	116,361
Inland Real Estate Corp. REIT		16,167	172,825
Invesco Mortgage Capital, Inc. REIT		22,557	350,310
Investors Real Estate Trust REIT		18,364	137,730
Iron Mountain, Inc. REIT		32,638	1,190,634
iStar Financial, Inc. REIT	*	14,160	184,080
Kilroy Realty Corp. REIT		14,709	1,120,385
Kite Realty Group Trust REIT		5,903	166,288
Lamar Advertising Co., Class A REIT		13,880	822,668
LaSalle Hotel Properties REIT		20,307	789,130
Lexington Realty Trust REIT		36,506	358,854
Liberty Property Trust REIT		26,410	942,837
LTC Properties, Inc. REIT		6,423	295,458
Mack-Cali Realty Corp. REIT		16,724	322,439
Medical Properties Trust, Inc. REIT		34,980	515,605
MFA Financial, Inc. REIT	†	64,747	508,911
Mid-America Apartment Communities, Inc. REIT		13,311	1,028,541
Monmouth Real Estate Investment Corp. REIT		8,824	98,035
National Health Investors, Inc. REIT		6,772	480,880
National Retail Properties, Inc. REIT		23,125	947,431
New Residential Investment Corp. REIT		24,480	367,934
New York Mortgage Trust, Inc. REIT	†	15,834	122,872
New York REIT, Inc. REIT		28,736	301,153
NorthStar Realty Finance Corp. REIT	†	41,298	748,320
Omega Healthcare Investors, Inc. REIT		23,764	964,105
One Liberty Properties, Inc. REIT		1,927	47,057
Outfront Media, Inc. REIT		23,868	714,131
Owens Realty Mortgage, Inc. REIT	†	1,733	25,960
Paramount Group, Inc. REIT		25,629	494,640
Parkway Properties, Inc. REIT		13,255	229,974
Pebblebrook Hotel Trust REIT		13,001	605,457
Pennsylvania Real Estate Investment Trust REIT		11,787	273,812
PennyMac Mortgage Investment Trust REIT		13,445	286,244
Physicians Realty Trust REIT		11,026	194,168
Piedmont Office Realty Trust, Inc., Class A REIT		27,008	502,619
Post Properties, Inc. REIT		9,776	556,548
Potlatch Corp. REIT		7,237	289,769
PS Business Parks, Inc. REIT		3,550	294,792
QTS Realty Trust, Inc., Class A REIT		2,361	85,964
RAIT Financial Trust REIT		13,669	93,769
Ramco-Gershenson Properties Trust REIT		13,145	244,497
Rayonier, Inc. REIT		22,897	617,303
Redwood Trust, Inc. REIT		14,817	264,780
Regency Centers Corp. REIT		16,216	1,103,337
Resource Capital Corp. REIT		25,000	113,500
Retail Opportunity Investments Corp. REIT		15,407	281,948

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Retail Properties of America, Inc., Class A REIT		42,040	$673,901
Rexford Industrial Realty, Inc. REIT		7,687	121,531
RLJ Lodging Trust REIT		23,764	744,051
Rouse Properties, Inc. REIT	†	6,437	122,046
Ryman Hospitality Properties, Inc. REIT		8,002	487,402
Sabra Health Care REIT, Inc. REIT		9,783	324,306
Saul Centers, Inc. REIT		1,580	90,376
Select Income REIT REIT		6,360	158,936
Senior Housing Properties Trust REIT		40,034	888,354
Silver Bay Realty Trust Corp. REIT		6,492	104,911
Sovran Self Storage, Inc. REIT		5,817	546,449
Spirit Realty Capital, Inc. REIT		72,199	872,164
STAG Industrial, Inc. REIT		10,256	241,221
Starwood Property Trust, Inc. REIT		40,151	975,669
Starwood Waypoint Residential Trust REIT		7,249	187,387
STORE Capital Corp. REIT		5,218	121,840
Strategic Hotels & Resorts, Inc. REIT	*	46,735	580,916
Summit Hotel Properties, Inc. REIT		14,243	200,399
Sun Communities, Inc. REIT		8,480	565,786
Sunstone Hotel Investors, Inc. REIT		36,744	612,522
Tanger Factory Outlet Centers, Inc. REIT		15,991	562,403
Taubman Centers, Inc. REIT		11,084	854,909
Terreno Realty Corp. REIT		6,832	155,770
Trade Street Residential, Inc. REIT	†	3,200	22,912
Two Harbors Investment Corp. REIT		66,093	701,908
UMH Properties, Inc. REIT		3,071	30,925
Universal Health Realty Income Trust REIT		2,317	130,331
Urstadt Biddle Properties, Inc., Class A REIT		4,932	113,732
Washington Real Estate Investment Trust REIT		12,190	336,810
Weingarten Realty Investors REIT		22,099	795,122
Western Asset Mortgage Capital Corp. REIT	†	6,991	105,424
Whitestone REIT REIT		5,035	79,956
WP Carey, Inc. REIT		17,823	1,211,964
WP GLIMCHER, Inc. REIT		32,132	534,355

			68,429,606

Real Estate Management & Development—0.8%
Alexander & Baldwin, Inc.		8,598	371,262
Altisource Asset Management Corp. (Virgin Islands, U.S.)	*	278	51,466
Altisource Portfolio Solutions SA (Luxembourg)	*†	2,211	28,456
AV Homes, Inc.	*	1,495	23,860
Consolidated-Tomoka Land Co.		576	34,364
Forest City Enterprises, Inc., Class A	*	29,144	743,755
Forestar Group, Inc.	*	6,325	99,745
FRP Holdings, Inc.	*	1,038	37,783
Howard Hughes Corp. (The)	*	6,938	1,075,529
Jones Lang LaSalle, Inc.		7,834	1,334,914
Kennedy-Wilson Holdings, Inc.		12,702	332,030
Marcus & Millichap, Inc.	*	2,013	75,447
RE/MAX Holdings, Inc., Class A		1,946	64,627
Realogy Holdings Corp.	*	26,171	1,190,257
St. Joe Co. (The)	*	11,647	216,168
Tejon Ranch Co.	*	2,591	68,532

			5,748,195

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Road & Rail—1.0%
AMERCO		1,307	$431,833
ArcBest Corp.		4,426	167,701
Avis Budget Group, Inc.	*	18,872	1,113,731
Celadon Group, Inc.		4,371	118,979
Con-way, Inc.		9,857	434,989
Genesee & Wyoming, Inc., Class A	*	9,284	895,349
Heartland Express, Inc.		9,553	226,979
Knight Transportation, Inc.		10,752	346,752
Landstar System, Inc.		7,800	517,140
Marten Transport Ltd.		3,709	86,049
Old Dominion Freight Line, Inc.	*	11,400	881,220
PAM Transportation Services, Inc.	*	530	30,353
Patriot Transportation Holding, Inc.	*	345	8,615
Quality Distribution, Inc.	*	4,707	48,623
Roadrunner Transportation Systems, Inc.	*	4,782	120,841
Ryder System, Inc.		9,637	914,455
Saia, Inc.	*	4,134	183,136
Swift Transportation Co.	*	15,398	400,656
Universal Truckload Services, Inc.		1,615	40,666
USA Truck, Inc.	*	1,050	29,075
Werner Enterprises, Inc.		8,408	264,095
YRC Worldwide, Inc.	*	6,442	115,698

			7,376,935

Semiconductors & Semiconductor Equipment—2.9%
Advanced Energy Industries, Inc.	*	7,214	185,111
Advanced Micro Devices, Inc.	*†	109,329	293,002
Alpha & Omega Semiconductor Ltd.	*	2,749	24,494
Ambarella, Inc.	*†	4,941	374,083
Amkor Technology, Inc.	*	17,448	154,153
Applied Micro Circuits Corp.	*	14,794	75,449
Atmel Corp.		73,246	602,815
Audience, Inc.	*†	1,525	6,923
Axcelis Technologies, Inc.	*	20,883	49,702
Brooks Automation, Inc.		11,493	133,664
Cabot Microelectronics Corp.	*	4,276	213,672
Cascade Microtech, Inc.	*	2,057	27,934
Cavium, Inc.	*	9,354	662,450
CEVA, Inc.	*	3,801	81,037
Cirrus Logic, Inc.	*	10,473	348,332
Cohu, Inc.		4,103	44,887
Cree, Inc.	*†	20,309	720,766
Cypress Semiconductor Corp.	*	54,756	772,607
Diodes, Inc.	*	6,143	175,444
DSP Group, Inc.	*	4,251	50,927
Entegris, Inc.	*	25,104	343,674
Entropic Communications, Inc.	*	14,187	41,994
Exar Corp.	*	7,230	72,661
Fairchild Semiconductor International, Inc.	*	22,593	410,741
First Solar, Inc.	*	12,837	767,524
FormFactor, Inc.	*	11,437	101,446
Freescale Semiconductor Ltd.	*	18,512	754,549
Inphi Corp.	*	4,992	89,007
Integrated Device Technology, Inc.	*	24,178	484,044
Integrated Silicon Solution, Inc.		4,746	84,906
Intersil Corp., Class A		21,968	314,582
IXYS Corp.		5,795	71,394
Kopin Corp.	*	10,484	36,904
Lattice Semiconductor Corp.	*	22,371	141,832
M/A-COM Technology Solutions Holdings, Inc.	*	2,726	101,571
MaxLinear, Inc., Class A	*	3,357	27,292

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Micrel, Inc.		7,360	$110,989
Microsemi Corp.	*	17,114	605,836
MKS Instruments, Inc.		9,213	311,492
Monolithic Power Systems, Inc.		7,140	375,921
Nanometrics, Inc.	*	3,660	61,561
NVE Corp.		771	53,137
OmniVision Technologies, Inc.	*	9,565	252,229
ON Semiconductor Corp.	*	77,109	933,790
PDF Solutions, Inc.	*	4,882	87,485
Pericom Semiconductor Corp.		5,204	80,506
Photronics, Inc.	*	11,167	94,919
PMC-Sierra, Inc.	*	31,707	294,241
Power Integrations, Inc.		5,526	287,794
Qorvo, Inc.	*	25,906	2,064,708
QuickLogic Corp.	*†	8,878	17,135
Rambus, Inc.	*	19,622	246,747
Rubicon Technology, Inc.	*†	5,126	20,196
Rudolph Technologies, Inc.	*	5,424	59,772
Semtech Corp.	*	11,469	305,592
Silicon Laboratories, Inc.	*	7,496	380,572
Skyworks Solutions, Inc.		33,516	3,294,288
SunEdison, Inc.	*†	46,908	1,125,792
SunPower Corp.	*	8,859	277,375
Synaptics, Inc.	*†	6,247	507,912
Teradyne, Inc.		36,990	697,261
Tessera Technologies, Inc.		9,183	369,891
Ultra Clean Holdings, Inc.	*	4,140	29,601
Ultratech, Inc.	*	4,638	80,423
Veeco Instruments, Inc.	*	6,744	206,029
Vitesse Semiconductor Corp.	*	7,754	41,174
Xcerra Corp.	*	8,847	78,650

			22,194,591

Software—3.9%
A10 Networks, Inc.	*†	2,048	8,868
ACI Worldwide, Inc.	*	20,577	445,698
Advent Software, Inc.		8,790	387,727
American Software, Inc., Class A		3,570	36,485
ANSYS, Inc.	*	16,307	1,438,114
Aspen Technology, Inc.	*	16,834	647,941
AVG Technologies NV (Netherlands)	*	5,989	129,662
Barracuda Networks, Inc.	*†	1,892	72,785
Blackbaud, Inc.		7,902	374,397
Bottomline Technologies de, Inc.	*	7,299	199,774
BroadSoft, Inc.	*	4,735	158,433
Cadence Design Systems, Inc.	*	51,749	954,252
Callidus Software, Inc.	*	7,373	93,490
CommVault Systems, Inc.	*	8,682	379,403
Comverse, Inc.	*	3,789	74,643
Covisint Corp.	*	6,884	13,974
Cyan, Inc.	*†	1,292	5,155
Digimarc Corp.	†	993	21,796
Ebix, Inc.	†	4,796	145,702
Ellie Mae, Inc.	*	5,388	298,010
EnerNOC, Inc.	*	4,402	50,183
Epiq Systems, Inc.		4,713	84,504
ePlus, Inc.	*	904	78,585
FactSet Research Systems, Inc.		7,431	1,183,015
Fair Isaac Corp.		5,747	509,874
FireEye, Inc.	*†	15,105	592,871
Fleetmatics Group plc (Ireland)	*	6,374	285,874
Fortinet, Inc.	*	24,183	845,196
Gigamon, Inc.	*	4,019	85,364
Globant SA (Luxembourg)	*	1,102	23,208

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Glu Mobile, Inc.	*†	15,011	$75,205
Guidance Software, Inc.	*†	2,669	14,439
Guidewire Software, Inc.	*	12,037	633,267
HubSpot, Inc.	*	949	37,865
Imperva, Inc.	*	3,842	164,053
Infoblox, Inc.	*	9,035	215,665
Informatica Corp.	*	19,840	870,083
Interactive Intelligence Group, Inc.	*†	3,089	127,205
Jive Software, Inc.	*	6,532	33,509
Kofax Ltd.	*	11,944	130,787
Manhattan Associates, Inc.	*	13,673	691,990
Mavenir Systems, Inc.	*	940	16,676
Mentor Graphics Corp.		17,566	422,111
MicroStrategy, Inc., Class A	*	1,565	264,782
MobileIron, Inc.	*†	2,020	18,705
Model N, Inc.	*	3,185	38,093
Monotype Imaging Holdings, Inc.		7,430	242,515
NetScout Systems, Inc.	*†	6,836	299,759
NetSuite, Inc.	*	7,513	696,906
Nuance Communications, Inc.	*	47,399	680,176
Park City Group, Inc.	*†	1,600	22,048
Paycom Software, Inc.	*	1,100	35,266
Pegasystems, Inc.		5,938	129,151
Progress Software Corp.	*	8,635	234,613
Proofpoint, Inc.	*	6,418	380,074
PROS Holdings, Inc.	*	3,855	95,257
PTC, Inc.	*	20,715	749,261
QAD, Inc., Class A		986	23,861
Qlik Technologies, Inc.	*	15,792	491,605
Qualys, Inc.	*	3,457	160,681
Rally Software Development Corp.	*	4,111	64,502
RealPage, Inc.	*	8,981	180,877
Rosetta Stone, Inc.	*	2,755	20,966
Rovi Corp.	*	17,493	318,547
Rubicon Project, Inc. (The)	*	1,350	24,192
Sapiens International Corp. NV (Israel)	*	3,979	32,628
SeaChange International, Inc.	*	5,522	43,348
ServiceNow, Inc.	*	25,410	2,001,800
Silver Spring Networks, Inc.	*†	5,731	51,235
SolarWinds, Inc.	*	12,044	617,135
Solera Holdings, Inc.		12,189	629,684
Splunk, Inc.	*	20,784	1,230,413
SS&C Technologies Holdings, Inc.		12,280	765,044
Synchronoss Technologies, Inc.	*	6,172	292,923
Synopsys, Inc.	*	27,740	1,284,917
Tableau Software, Inc., Class A	*	6,856	634,317
Take-Two Interactive Software, Inc.	*	14,905	379,407
Tangoe, Inc.	*	6,522	90,004
TeleCommunication Systems, Inc., Class A	*	7,640	29,261
TeleNav, Inc.	*	4,267	33,795
TiVo, Inc.	*	17,362	184,211
TubeMogul, Inc.	*†	578	7,988
Tyler Technologies, Inc.	*	5,956	717,877
Ultimate Software Group, Inc. (The)	*	5,045	857,423
Varonis Systems, Inc.	*	985	25,275
VASCO Data Security International, Inc.	*†	5,034	108,432
Verint Systems, Inc.	*	10,790	668,225
VirnetX Holding Corp.	*†	7,740	47,137
Vringo, Inc.	*†	10,670	6,940
Workiva, Inc.	*	1,260	18,144
Yodlee, Inc.	*†	1,224	16,475
Zendesk, Inc.	*	1,829	41,500

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Zix Corp.	*	9,536	$37,476
Zynga, Inc., Class A	*	127,584	363,614

			29,446,303

Specialty Retail—3.5%
Aaron’s, Inc.		11,702	331,284
Abercrombie & Fitch Co., Class A	†	13,404	295,424
Aeropostale, Inc.	*	13,291	46,120
American Eagle Outfitters, Inc.		33,614	574,127
America’s Car-Mart, Inc.	*	1,569	85,118
ANN, Inc.	*	8,527	349,863
Asbury Automotive Group, Inc.	*	5,334	443,255
Ascena Retail Group, Inc.	*	24,015	348,458
AutoNation, Inc.	*	12,032	774,019
Barnes & Noble, Inc.	*	6,763	160,621
bebe stores, Inc.		8,935	32,434
Big 5 Sporting Goods Corp.		4,027	53,438
Boot Barn Holdings, Inc.	*	1,009	24,135
Brown Shoe Co., Inc.		7,389	242,359
Buckle, Inc. (The)	†	4,773	243,853
Build-A-Bear Workshop, Inc.	*	1,985	39,005
Cabela’s, Inc.	*	8,737	489,097
Cato Corp. (The), Class A		4,713	186,635
Chico’s FAS, Inc.		27,602	488,279
Children’s Place, Inc. (The)		3,720	238,787
Christopher & Banks Corp.	*	5,820	32,359
Citi Trends, Inc.	*	3,282	88,614
Conn’s, Inc.	*†	4,892	148,130
Container Store Group, Inc.(The)	*†	2,409	45,891
CST Brands, Inc.		13,615	596,745
Destination Maternity Corp.		2,707	40,767
Destination XL Group, Inc.	*	8,855	43,744
Dick’s Sporting Goods, Inc.		17,488	996,641
DSW, Inc., Class A		13,331	491,647
Express, Inc.	*	16,183	267,505
Finish Line, Inc. (The), Class A		8,628	211,559
Five Below, Inc.	*	9,423	335,176
Foot Locker, Inc.		26,187	1,649,781
Francesca’s Holdings Corp.	*	6,736	119,901
GameStop Corp., Class A	†	18,897	717,330
Genesco, Inc.	*	4,131	294,251
GNC Holdings, Inc., Class A		15,899	780,164
Group 1 Automotive, Inc.		4,317	372,687
Guess?, Inc.		10,311	191,681
Haverty Furniture Cos., Inc.		3,359	83,572
hhgregg, Inc.	*†	2,033	12,462
Hibbett Sports, Inc.	*	4,967	243,681
Kirkland’s, Inc.	*	2,193	52,084
Lithia Motors, Inc., Class A		4,128	410,364
Lumber Liquidators Holdings, Inc.	*†	4,866	149,775
MarineMax, Inc.	*	5,242	138,965
Mattress Firm Holding Corp.	*†	2,796	194,713
Men’s Wearhouse, Inc. (The)		8,549	446,258
Michaels Cos., Inc. (The)	*	4,550	123,123
Monro Muffler Brake, Inc.		5,373	349,514
Murphy USA, Inc.	*	8,400	607,908
New York & Co., Inc.	*	3,724	9,310
Office Depot, Inc.	*	96,366	886,567
Outerwall, Inc.	†	3,549	234,660
Pacific Sunwear of California, Inc.	*†	7,414	20,463
Penske Automotive Group, Inc.		7,830	403,167
Pep Boys-Manny, Moe & Jack (The)	*	10,379	99,846
Pier 1 Imports, Inc.		16,713	233,648
Rent-A-Center, Inc.		9,393	257,744

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Restoration Hardware Holdings, Inc.	*	5,503	$545,843
Sally Beauty Holdings, Inc.	*	29,339	1,008,381
Sears Hometown and Outlet Stores, Inc.	*†	3,457	26,688
Select Comfort Corp.	*	9,527	328,396
Shoe Carnival, Inc.		3,350	98,624
Signet Jewelers Ltd. (Bermuda)		14,173	1,967,071
Sonic Automotive, Inc., Class A		7,614	189,589
Sportsman’s Warehouse Holdings, Inc.	*†	1,594	12,736
Stage Stores, Inc.		6,014	137,841
Stein Mart, Inc.		5,811	72,347
Systemax, Inc.	*	1,358	16,595
Tile Shop Holdings, Inc.	*†	4,808	58,225
Tilly’s, Inc., Class A	*	1,567	24,524
Ulta Salon Cosmetics & Fragrance, Inc.	*	11,331	1,709,281
Urban Outfitters, Inc.	*	18,763	856,531
Vitamin Shoppe, Inc.	*	5,873	241,909
West Marine, Inc.	*	3,373	31,268
Williams-Sonoma, Inc.		16,559	1,319,918
Winmark Corp.		356	31,175
Zumiez, Inc.	*	3,482	140,150

			26,645,800

Technology Hardware, Storage & Peripherals—0.5%
3D Systems Corp.	*†	19,309	529,453
Cray, Inc.	*	6,859	192,601
Diebold, Inc.		11,474	406,868
Dot Hill Systems Corp.	*	9,656	51,177
Eastman Kodak Co.	*†	2,841	53,951
Electronics For Imaging, Inc.	*	7,954	332,080
Immersion Corp.	*	5,977	54,869
Intevac, Inc.	*	3,848	23,627
Lexmark International, Inc., Class A		11,222	475,139
NCR Corp.	*	30,422	897,753
Nimble Storage, Inc.	*†	1,724	38,462
QLogic Corp.	*	16,769	247,175
Quantum Corp.	*	33,664	53,862
Silicon Graphics International Corp.	*†	6,293	54,686
Stratasys Ltd.	*	8,699	459,133
Super Micro Computer, Inc.	*	5,995	199,094
Violin Memory, Inc.	*†	13,217	49,828

			4,119,758

Textiles, Apparel & Luxury Goods—1.1%
Carter’s, Inc.		9,712	898,069
Columbia Sportswear Co.		5,092	310,103
Crocs, Inc.	*	15,828	186,929
Culp, Inc.		1,780	47,615
Deckers Outdoor Corp.	*	6,122	446,110
Fossil Group, Inc.	*	8,052	663,887
G-III Apparel Group Ltd.	*	3,329	375,012
Hanesbrands, Inc.		70,316	2,356,289
Iconix Brand Group, Inc.	*	8,774	295,421
Kate Spade & Co.	*	23,044	769,439
Movado Group, Inc.		2,952	84,191
Oxford Industries, Inc.		2,482	187,267
Perry Ellis International, Inc.	*	2,045	47,362
Quiksilver, Inc.	*†	26,575	49,164
Sequential Brands Group, Inc.	*†	2,717	29,072
Skechers U.S.A., Inc., Class A	*	6,790	488,269
Steven Madden Ltd.	*	10,610	403,180
Tumi Holdings, Inc.	*	8,914	218,036
Unifi, Inc.	*	3,223	116,318
Vera Bradley, Inc.	*	3,595	58,347
Vince Holding Corp.	*	1,928	35,764

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Wolverine World Wide, Inc.		18,151	$607,151

			8,672,995

Thrifts & Mortgage Finance—1.0%
Anchor BanCorp Wisconsin, Inc.	*†	1,088	37,786
Astoria Financial Corp.		14,458	187,231
Bank Mutual Corp.		9,174	67,154
BankFinancial Corp.		3,338	43,861
BBX Capital Corp., Class A	*	1,182	21,985
Beneficial Bancorp, Inc.	*	5,346	60,356
Berkshire Hills Bancorp, Inc.		4,121	114,152
BofI Holding, Inc.	*	2,398	223,110
Brookline Bancorp, Inc.		13,692	137,605
Capitol Federal Financial, Inc.		26,562	332,025
Charter Financial Corp.		2,121	24,392
Clifton Bancorp, Inc.		4,406	62,169
Dime Community Bancshares, Inc.		5,399	86,924
Essent Group Ltd. (Bermuda)	*	7,086	169,426
EverBank Financial Corp.		15,600	281,268
Federal Agricultural Mortgage Corp., Class C		2,090	58,917
First Defiance Financial Corp.		1,548	50,805
First Financial Northwest, Inc.		1,619	19,995
Flagstar Bancorp, Inc.	*	3,160	45,852
Fox Chase Bancorp, Inc.		2,827	47,578
Home Loan Servicing Solutions Ltd. (Cayman Islands)	†	13,537	223,902
HomeStreet, Inc.	*	2,039	37,354
Hudson City Bancorp, Inc.		95,867	1,004,686
Kearny Financial Corp.	*	3,008	40,849
Ladder Capital Corp. REIT	*	2,849	52,735
LendingTree, Inc.	*	1,518	85,023
Meridian Bancorp, Inc.	*	2,379	31,331
Meta Financial Group, Inc.		883	35,082
MGIC Investment Corp.	*	60,906	586,525
Nationstar Mortgage Holdings, Inc.	*	4,170	103,291
NMI Holdings, Inc., Class A	*	8,136	60,939
Northfield Bancorp, Inc.		9,809	145,369
Northwest Bancshares, Inc.		16,950	200,857
OceanFirst Financial Corp.		1,812	31,293
Ocwen Financial Corp.	*†	16,651	137,371
Oritani Financial Corp.		8,540	124,257
PennyMac Financial Services, Inc., Class A	*	2,032	34,483
People’s United Financial, Inc.		56,147	853,434
Provident Financial Services, Inc.		11,086	206,754
Radian Group, Inc.	†	34,571	580,447
Stonegate Mortgage Corp.	*†	4,364	47,218
Territorial Bancorp, Inc.		1,756	41,723
TFS Financial Corp.		13,559	199,046
TrustCo Bank Corp. NY		15,928	109,585
United Community Financial Corp./OH		6,335	34,589
United Financial Bancorp, Inc.		8,806	109,459
Walker & Dunlop, Inc.	*	3,171	56,222
Washington Federal, Inc.		17,557	382,830
Waterstone Financial, Inc.		5,674	72,854
WSFS Financial Corp.		1,658	125,395

			7,827,494

Tobacco—0.1%
22nd Century Group, Inc.	*†	7,200	6,192
Alliance One International, Inc.	*	16,723	18,395
Universal Corp.	†	4,068	191,847

Vantagepoint Mid/Small Company Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
Vector Group Ltd.		†	12,941	$284,314

				500,748

Trading Companies & Distributors—0.8%
Air Lease Corp.			17,905	675,735
Aircastle Ltd.			11,324	254,337
Applied Industrial Technologies, Inc.			7,486	339,415
Beacon Roofing Supply, Inc.		*	8,899	278,539
CAI International, Inc.		*	2,855	70,147
DXP Enterprises, Inc.		*	2,271	100,128
GATX Corp.			8,354	484,365
General Finance Corp.		*	1,900	15,333
H&E Equipment Services, Inc.			6,185	154,563
HD Supply Holdings, Inc.		*	18,748	584,094
Houston Wire & Cable Co.			3,458	33,646
Kaman Corp.			5,326	225,982
MRC Global, Inc.		*	19,397	229,855
MSC Industrial Direct Co., Inc., Class A			8,252	595,794
Neff Corp., Class A		*	1,829	19,278
NOW, Inc.		*†	18,694	404,538
Rush Enterprises, Inc., Class A		*	5,998	164,105
Stock Building Supply Holdings, Inc.		*	2,427	43,832
TAL International Group, Inc.		*	6,450	262,709
Textainer Group Holdings Ltd. (Bermuda)		†	4,142	124,219
Titan Machinery, Inc.		*†	2,896	38,662
Watsco, Inc.			4,599	578,094
WESCO International, Inc.		*	7,872	550,174

				6,227,544

Transportation Infrastructure—0.0%
Wesco Aircraft Holdings, Inc.		*	9,134	139,933

Water Utilities—0.4%
American States Water Co.			7,394	294,947
American Water Works Co., Inc.			31,572	1,711,518
Aqua America, Inc.			31,314	825,124
Artesian Resources Corp., Class A			1,201	25,689
California Water Service Group			9,216	225,884
Connecticut Water Service, Inc.			2,093	76,039
Middlesex Water Co.			2,518	57,310
SJW Corp.			2,960	91,493
York Water Co.			2,142	52,008

				3,360,012

Wireless Telecommunication Services—0.1%
Boingo Wireless, Inc.		*	3,174	23,932
NTELOS Holdings Corp.			2,906	13,949
RingCentral, Inc., Class A		*	4,655	71,361
Shenandoah Telecommunications Co.			4,906	152,871
Spok Holdings, Inc.			3,582	68,667
Telephone & Data Systems, Inc.			15,625	389,062
United States Cellular Corp.		*	2,164	77,298

				797,140

TOTAL COMMON STOCKS (Cost $523,944,040)				749,429,507

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.0%
U.S. Treasury Bills—0.0%
U.S. Treasury Bill 0.106%	09/17/2015	‡‡	$105,000	104,953

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
0.043%	06/04/2015	‡‡	$405,000	$404,993

				509,946

TOTAL U.S. TREASURY OBLIGATIONS (Cost $509,917)				509,946

			Shares	Value
RIGHTS—0.0%
Electronic Equipment, Instruments & Components—0.0%
Gerber Scientific, Inc. CVR		*†‡d	3,478	—

Pharmaceuticals—0.0%
Furiex Pharmaceuticals, Inc. CVR		*‡d	2,916	—
Furiex Pharmaceuticals, Inc. CVR		*‡	1,264	12,172

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc. CVR		*‡d	2,807	—

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. CVR		*‡	10,198	25,801

TOTAL RIGHTS (Cost $–)				37,973

WARRANTS—0.0%
Communications Equipment—0.0%
Pegasus Wireless Corp.		*‡d	200	—

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires 04/15/2016		*†‡	2,734	766

TOTAL WARRANTS (Cost $–)				766

MONEY MARKET FUNDS—8.3%
Institutional Money Market Funds—8.3%
Dreyfus Institutional Cash Advantage Fund, 0.06%		††¥	9,280,000	9,280,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%			¥10,988,900	10,988,900
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		††¥	8,292,088	8,292,088
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.09%		††¥	6,500,000	6,500,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.08%		††¥	9,330,000	9,330,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%		††¥	9,280,000	9,280,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.10%		††¥	9,280,000	9,280,000

TOTAL MONEY MARKET FUNDS (Cost $62,950,988)				62,950,988

TOTAL INVESTMENTS—106.8% (Cost $587,404,945)				812,929,180
Other assets less liabilities—(6.8%)				(51,979,307)

NET ASSETS—100.0%				$760,949,873

Legend to the Schedule of Investments:

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at March 31, 2015.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $38,739)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—97.6%
Australia—7.3%
AGL Energy Ltd.	*	14,327	$165,632
ALS Ltd.		9,199	34,553
Alumina Ltd.		56,582	68,855
Amcor Ltd.		26,631	283,752
AMP Ltd.		64,095	312,838
APA Group (STAPLED SECURITY)		24,355	167,516
Asciano Ltd.		23,187	111,506
ASX Ltd.		4,254	133,837
Aurizon Holdings Ltd.		46,834	172,383
AusNet Services (STAPLED SECURITY)		35,545	39,449
Australia & New Zealand Banking Group Ltd.		60,602	1,685,959
Bank of Queensland Ltd.		8,103	84,910
Bendigo & Adelaide Bank Ltd.	†	9,545	90,953
BHP Billiton Ltd.		70,621	1,641,517
BHP Billiton plc		46,356	1,017,297
Boral Ltd.		17,810	86,333
Brambles Ltd.		34,521	301,893
Caltex Australia Ltd.		3,029	80,388
Coca-Cola Amatil Ltd.		13,631	111,602
Cochlear Ltd.		1,176	80,846
Commonwealth Bank of Australia		35,685	2,531,160
Computershare Ltd.		10,689	103,318
Crown Resorts Ltd.		7,806	79,231
CSL Ltd.		10,571	739,572
Dexus Property Group REIT		19,062	109,741
Federation Centres REIT		29,637	68,412
Flight Centre Travel Group Ltd.	†	1,052	31,663
Fortescue Metals Group Ltd.	†	38,249	56,620
Goodman Group REIT		38,293	184,387
GPT Group (The) REIT		39,152	135,989
Harvey Norman Holdings Ltd.		10,998	37,174
Healthscope Ltd.	†	24,482	56,917
Iluka Resources Ltd.		8,491	54,732
Incitec Pivot Ltd.		37,354	115,377
Insurance Australia Group Ltd.		52,737	244,119
Leighton Holdings Ltd.		2,341	37,512
Lend Lease Group (STAPLED SECURITY)		12,600	159,145
Macquarie Group Ltd.		6,270	364,453
Medibank Pvt Ltd.	*	58,985	104,028
Mirvac Group REIT		81,090	123,817
National Australia Bank Ltd.		51,990	1,521,971
Newcrest Mining Ltd.	*	16,802	169,457
Novion Property Group REIT		47,514	90,513
Orica Ltd.	†	8,503	129,120
Origin Energy Ltd.		24,714	211,842
Platinum Asset Management Ltd.		4,617	27,429
Qantas Airways Ltd.	*	10,729	25,448
QBE Insurance Group Ltd.		29,599	292,581
Ramsay Health Care Ltd.		3,058	156,128
REA Group Ltd.		1,013	37,107
Santos Ltd.	†	22,397	121,154
Scentre Group REIT		117,940	335,048
Seek Ltd.	†	7,529	97,619
Sonic Healthcare Ltd.		8,011	124,458
Stockland REIT		52,321	178,759
Suncorp Group Ltd.		27,881	285,909
Sydney Airport (STAPLED SECURITY)		24,480	96,333
Tabcorp Holdings Ltd.		17,824	64,220

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Tatts Group Ltd.		30,349	$91,817
Telstra Corp. Ltd.		96,741	464,401
Toll Holdings Ltd.		14,105	94,899
TPG Telecom Ltd.		6,191	42,980
Transurban Group (STAPLED SECURITY)		40,004	289,664
Treasury Wine Estates Ltd.		12,908	50,153
Wesfarmers Ltd.		24,619	822,125
Westfield Corp. REIT		43,685	316,590
Westpac Banking Corp.		68,387	2,044,160
Woodside Petroleum Ltd.		16,148	423,060
Woolworths Ltd.	†	28,055	628,264
WorleyParsons Ltd.	†	4,768	34,507

			21,277,102

Austria—0.2%
Andritz AG	†	1,709	102,040
Erste Group Bank AG		6,096	149,866
IMMOFINANZ AG	*	22,198	65,377
OMV AG		3,151	86,437
Raiffeisen Bank International AG		2,730	37,939
Vienna Insurance Group AG Wiener Versicherung Gruppe		952	42,151
voestalpine AG		2,547	93,169

			576,979

Belgium—1.3%
Ageas		4,684	168,214
Anheuser-Busch InBev NV		17,691	2,161,228
Belgacom SA	†	3,337	116,756
Colruyt SA		1,527	66,459
Delhaize Group SA		2,326	208,968
Groupe Bruxelles Lambert SA		1,714	142,106
Groupe Bruxelles Lambert SA STRIP VVPR	*‡d	127	—
KBC Groep NV	*	5,427	335,401
Solvay SA		1,299	187,771
Telenet Group Holding NV	*	1,140	62,729
UCB SA		2,778	200,686
Umicore SA		2,564	107,086

			3,757,404

Bermuda—0.0%
Seadrill Ltd.	†	8,460	79,216

China—0.0%
Yangzijiang Shipbuilding Holdings Ltd.		41,000	37,695

Denmark—1.6%
A.P. Moller-Maersk A/S, Class A		82	166,513
A.P. Moller-Maersk A/S, Class B		158	330,256
Carlsberg A/S, Class B		2,462	203,007
Coloplast A/S, Class B		2,377	179,571
Danske Bank A/S		14,527	382,978
DSV A/S		3,797	118,006
ISS A/S	*	2,019	63,639
Novo Nordisk A/S, Class B		44,138	2,356,253
Novozymes A/S, Class B		5,382	245,683
Pandora A/S		2,523	229,707
TDC A/S		18,563	133,003
Tryg A/S		491	57,746
Vestas Wind Systems A/S		4,927	203,145
William Demant Holding A/S	*	442	37,532

			4,707,039

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
Finland—0.9%
Elisa Oyj	†		3,371	$84,658
Fortum Oyj	†		10,102	211,639
Kone Oyj, Class B	†		7,073	313,619
Metso Oyj	†		2,482	72,516
Neste Oil Oyj			2,603	68,302
Nokia Oyj			83,355	635,562
Nokian Renkaat Oyj	†		2,497	74,415
Orion Oyj, Class B	†		2,366	66,692
Sampo Oyj, Class A			9,929	500,803
Stora Enso Oyj, Class R			12,667	130,243
UPM-Kymmene Oyj			11,435	222,147
Wartsila Oyj Abp			3,386	149,764

				2,530,360

France—9.4%
Accor SA			4,624	241,123
Aeroports de Paris			710	84,862
Air Liquide SA			7,557	972,884
Airbus Group NV			13,100	851,643
Alcatel-Lucent		*	61,954	232,914
Alstom SA		*	4,600	141,547
Arkema SA			1,424	112,775
AtoS			1,709	117,641
AXA SA			39,821	1,002,262
BNP Paribas SA			23,264	1,415,522
Bollore SA			19,093	101,732
Bouygues SA			3,560	139,751
Bureau Veritas SA			5,001	107,295
Cap Gemini SA			3,082	252,852
Carrefour SA			12,155	406,061
Casino Guichard Perrachon SA			1,223	108,292
Christian Dior SE			1,220	229,626
Cie de Saint-Gobain			9,899	434,638
Cie Generale des Etablissements Michelin			4,054	403,150
CNP Assurances			3,623	63,499
Credit Agricole SA			22,758	334,428
Danone SA			12,693	855,608
Dassault Systemes SA			2,734	185,022
Edenred			4,747	118,437
Electricite de France SA			5,341	128,068
Essilor International SA			4,539	521,146
Eurazeo SA			945	64,763
Eutelsat Communications SA			3,336	110,659
Fonciere Des Regions REIT		*	42	4,053
Fonciere Des Regions REIT			680	67,336
GDF Suez			32,234	636,397
Gecina SA REIT			662	89,536
Groupe Eurotunnel SE (Registered)			9,895	141,855
Hermes International			599	211,498
ICADE REIT			860	77,697
Iliad SA			568	132,639
Imerys SA			759	55,690
JCDecaux SA			1,650	55,562
Kering			1,643	320,745
Klepierre REIT			3,790	186,112
Lafarge SA			4,129	268,429
Lagardere SCA			2,448	73,576
Legrand SA			5,856	317,206
L’Oreal SA			5,513	1,015,443
LVMH Moet Hennessy Louis Vuitton SE			6,128	1,078,424
Natixis SA			20,340	152,359

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Numericable-SFR	*	2,106	$114,942
Orange SA		41,305	663,340
Pernod Ricard SA		4,722	558,337
Peugeot SA	*	8,273	138,288
Publicis Groupe SA		4,039	311,636
Remy Cointreau SA		587	43,232
Renault SA		4,254	386,391
Rexel SA		6,531	123,147
Safran SA		6,434	449,554
Sanofi		26,176	2,585,117
Schneider Electric SE		11,513	895,928
SCOR SE		3,526	118,924
Societe BIC SA		686	97,660
Societe Generale SA		16,132	778,886
Sodexo SA		2,023	197,310
Suez Environnement Co.		6,532	112,458
Technip SA		2,170	131,259
Thales SA		2,015	111,797
TOTAL SA	†	47,111	2,341,747
Unibail-Rodamco SE (Paris Exchange) REIT		2,181	588,949
Valeo SA		1,627	242,675
Vallourec SA		2,715	66,266
Veolia Environnement SA		9,227	174,516
Vinci SA		10,439	596,419
Vivendi SA	*	27,009	670,574
Wendel SA		706	84,152
Zodiac Aerospace		4,047	133,901

			27,340,162

Germany—8.7%
adidas AG		4,629	365,521
Allianz SE (Registered)		10,036	1,742,416
Axel Springer SE		977	57,664
BASF SE		20,200	1,999,710
Bayer AG (Registered)		18,201	2,723,159
Bayerische Motoren Werke AG		7,257	903,751
Beiersdorf AG	†	2,320	201,166
Brenntag AG		3,500	209,106
Celesio AG		1,113	32,867
Commerzbank AG	*	21,361	293,526
Continental AG		2,446	576,024
Daimler AG (Registered)	†	21,179	2,033,920
Deutsche Annington Immobilien SE		7,459	251,351
Deutsche Bank AG (Registered)		30,251	1,048,431
Deutsche Boerse AG		4,271	348,552
Deutsche Lufthansa AG (Registered)		5,181	72,548
Deutsche Post AG (Registered)		21,548	671,326
Deutsche Telekom AG (Registered)		69,718	1,275,172
Deutsche Wohnen AG		6,101	156,044
E.ON SE		44,540	662,262
Fraport AG Frankfurt Airport Services Worldwide		826	49,339
Fresenius Medical Care AG & Co. KGaA		4,709	391,420
Fresenius SE & Co. KGaA		8,403	500,957
GEA Group AG		4,010	192,766
Hannover Rueck SE		1,397	144,358
HeidelbergCement AG		3,103	245,392
Henkel AG & Co. KGaA		2,523	260,356
Hugo Boss AG		1,474	179,079
Infineon Technologies AG		25,437	302,622

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
K+S AG (Registered)			3,624	$118,077
Kabel Deutschland Holding AG		*	485	62,957
Lanxess AG			2,157	114,720
Linde AG			4,139	841,663
MAN SE			791	83,268
Merck KGaA			2,854	319,414
Metro AG			3,660	124,037
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)			3,853	827,941
OSRAM Licht AG			2,007	99,352
ProSiebenSat.1 Media AG (Registered)			4,703	230,037
RWE AG			10,807	275,146
SAP SE			20,242	1,463,039
Siemens AG (Registered)			17,437	1,885,884
Symrise AG			2,681	169,047
Telefonica Deutschland Holding AG		*	14,681	84,422
ThyssenKrupp AG			10,193	266,855
TUI AG			9,661	169,493
United Internet AG (Registered)			2,588	117,467
Volkswagen AG			644	165,587

				25,309,211

Guernsey, Channel Islands—0.1%
Friends Life Group Ltd.			31,121	190,524

Hong Kong—3.0%
AIA Group Ltd.			264,800	1,662,543
ASM Pacific Technology Ltd.			5,500	57,247
Bank of East Asia Ltd.	†		27,720	110,422
BOC Hong Kong Holdings Ltd.			80,000	285,317
Cathay Pacific Airways Ltd.			24,000	55,536
Cheung Kong Infrastructure Holdings Ltd.			14,000	120,243
CK Hutchison Holdings Ltd.			31,000	633,346
CLP Holdings Ltd.			41,000	358,345
First Pacific Co. Ltd.			47,250	47,137
Galaxy Entertainment Group Ltd.			52,833	239,880
Hang Lung Properties Ltd.			50,000	140,475
Hang Seng Bank Ltd.			16,900	305,871
Henderson Land Development Co. Ltd.			24,290	170,639
HKT Trust & HKT Ltd. (STAPLED SECURITY)			61,100	78,697
Hong Kong & China Gas Co. Ltd.			136,265	315,528
Hong Kong Exchanges and Clearing Ltd.			24,700	605,453
Hutchison Whampoa Ltd.			47,000	651,460
Hysan Development Co. Ltd.			13,000	56,983
Kerry Properties Ltd.			15,500	53,804
Li & Fung Ltd.			137,200	133,977
Link (The) REIT			50,000	308,459
MTR Corp. Ltd.			31,000	147,445
New World Development Co. Ltd.			118,866	137,806
Noble Group Ltd.			92,409	61,899
NWS Holdings Ltd.			36,500	60,794
PCCW Ltd.			90,000	54,997
Power Assets Holdings Ltd.			30,000	306,235
Shangri-La Asia Ltd.			20,000	27,467
Sino Land Co. Ltd.			69,000	112,514
SJM Holdings Ltd.	†		42,000	54,855
Sun Hung Kai Properties Ltd.			36,083	556,381

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Swire Pacific Ltd., Class A		14,000	$190,575
Swire Properties Ltd.		28,400	92,239
Techtronic Industries Co. Ltd.		31,500	106,199
WH Group Ltd.	*^	79,500	45,157
Wharf Holdings Ltd. (The)		33,637	234,815
Wheelock & Co. Ltd.		20,000	102,202
Yue Yuen Industrial Holdings Ltd.		15,500	54,846

			8,737,788

Ireland—0.9%
Bank of Ireland	*	649,084	247,657
CRH plc		18,068	472,529
Experian plc		21,966	363,604
James Hardie Industries plc CDI		10,516	121,647
Kerry Group plc, Class A		3,562	239,440
Shire plc		12,932	1,030,979

			2,475,856

Israel—0.6%
Bank Hapoalim BM		24,913	119,791
Bank Leumi Le-Israel BM	*	29,964	111,114
Bezeq Israeli Telecommunication Corp. Ltd.		45,959	85,582
Delek Group Ltd.		125	32,169
Israel Chemicals Ltd.		9,426	66,946
Israel Corp. Ltd. (The)		66	22,989
Mizrahi Tefahot Bank Ltd.	*	3,712	37,669
NICE-Systems Ltd.		1,178	71,904
Teva Pharmaceutical Industries Ltd.		18,802	1,175,074

			1,723,238

Italy—2.1%
Assicurazioni Generali SpA		25,955	510,332
Atlantia SpA		9,407	247,031
Banca Monte dei Paschi di Siena SpA	*†	86,119	57,156
Banco Popolare SC	*	7,911	123,152
Enel Green Power SpA		39,986	74,560
Enel SpA		146,491	661,762
Eni SpA	†	55,797	965,743
EXOR SpA		2,198	99,702
Finmeccanica SpA	*	8,623	102,425
Intesa Sanpaolo SpA		277,430	941,598
Intesa Sanpaolo SpA RSP		20,778	64,533
Luxottica Group SpA		3,699	234,279
Mediobanca SpA		13,056	124,913
Pirelli & C. SpA		5,743	95,062
Prysmian SpA		4,753	97,959
Saipem SpA	*†	6,108	62,130
Snam SpA		43,578	211,534
Telecom Italia SpA	*	217,849	255,080
Telecom Italia SpA RSP		139,812	131,467
Terna Rete Elettrica Nazionale SpA	†	31,986	140,849
UniCredit SpA		97,838	663,468
Unione di Banche Italiane SCpA		18,139	141,468
UnipolSai SpA		19,900	57,904

			6,064,107

Japan—21.9%
ABC-Mart, Inc.		600	35,091
Acom Co. Ltd.	*†	8,000	27,742
Advantest Corp.	†	3,100	39,083
Aeon Co. Ltd.	†	15,000	164,541
Aeon Credit Service Co. Ltd.	†	2,300	58,020

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Aeon Mall Co. Ltd.		2,640	$52,280
Air Water, Inc.		3,000	53,573
Aisin Seiki Co. Ltd.	†	4,300	155,898
Ajinomoto Co., Inc.		12,000	263,261
Alfresa Holdings Corp.	†	3,600	50,729
Amada Holdings Co. Ltd.		7,400	71,267
ANA Holdings, Inc.		26,000	69,606
Aozora Bank Ltd.	†	26,000	92,159
Asahi Glass Co. Ltd.		22,000	144,100
Asahi Group Holdings Ltd.		8,500	269,522
Asahi Kasei Corp.	†	27,000	257,840
Asics Corp.	†	3,900	106,128
Astellas Pharma, Inc.		47,775	782,789
Bandai Namco Holdings, Inc.		3,750	72,990
Bank of Kyoto Ltd. (The)		8,000	83,847
Bank of Yokohama Ltd. (The)	†	27,000	158,129
Benesse Holdings, Inc.		1,700	53,479
Bridgestone Corp.		14,500	580,579
Brother Industries Ltd.	†	4,900	77,851
Calbee, Inc.	†	1,500	65,118
Canon, Inc.		24,800	877,456
Casio Computer Co. Ltd.	†	4,600	87,132
Central Japan Railway Co.		3,200	578,303
Chiba Bank Ltd. (The)		16,000	117,265
Chiyoda Corp.	†	4,000	34,170
Chubu Electric Power Co., Inc.		14,600	174,089
Chugai Pharmaceutical Co. Ltd.		4,700	148,336
Chugoku Bank Ltd. (The)		4,000	59,728
Chugoku Electric Power Co., Inc. (The)	†	7,100	92,551
Citizen Holdings Co. Ltd.		5,200	39,855
COLOPL, Inc.	†	1,100	23,712
Credit Saison Co. Ltd.	†	3,000	53,816
Dai Nippon Printing Co. Ltd.		13,000	126,271
Daicel Corp.		6,000	71,517
Daihatsu Motor Co. Ltd.	†	3,900	59,653
Dai-ichi Life Insurance Co. Ltd. (The)	†	23,900	346,672
Daiichi Sankyo Co. Ltd.	†	13,702	217,737
Daikin Industries Ltd.	†	5,200	347,641
Daito Trust Construction Co. Ltd.	†	1,500	167,499
Daiwa House Industry Co. Ltd.		13,400	264,118
Daiwa Securities Group, Inc.		37,000	291,260
Denso Corp.		10,800	492,322
Dentsu, Inc.	†	4,700	201,059
Don Quijote Holdings Co. Ltd.		1,300	105,675
East Japan Railway Co.		7,400	592,992
Eisai Co. Ltd.	†	5,600	398,316
Electric Power Development Co. Ltd.		2,540	85,565
FamilyMart Co. Ltd.	†	1,200	50,278
FANUC Corp.		4,200	916,918
Fast Retailing Co. Ltd.		1,200	463,990
Fuji Electric Co. Ltd.		14,000	66,052
Fuji Heavy Industries Ltd.		13,000	431,551
FUJIFILM Holdings Corp.		10,000	355,766
Fujitsu Ltd.	†	41,000	279,605
Fukuoka Financial Group, Inc.		17,000	87,422
GungHo Online Entertainment, Inc.	†	10,200	39,846
Gunma Bank Ltd. (The)		8,000	54,044
Hachijuni Bank Ltd. (The)		9,000	63,460
Hakuhodo DY Holdings, Inc.		5,000	53,156
Hamamatsu Photonics KK		3,400	102,483
Hankyu Hanshin Holdings, Inc.		25,000	154,435

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hikari Tsushin, Inc.		376	$24,352
Hino Motors Ltd.	†	6,000	85,372
Hirose Electric Co. Ltd.		766	98,623
Hiroshima Bank Ltd. (The)		11,000	59,283
Hisamitsu Pharmaceutical Co., Inc.		1,200	49,285
Hitachi Chemical Co. Ltd.		2,300	49,113
Hitachi Construction Machinery Co. Ltd.	†	2,300	40,149
Hitachi High-Technologies Corp.		1,200	36,519
Hitachi Ltd.		106,000	723,965
Hitachi Metals Ltd.		5,000	76,633
Hokuhoku Financial Group, Inc.		25,007	55,743
Hokuriku Electric Power Co.	†	4,300	56,900
Honda Motor Co. Ltd.		35,800	1,168,617
HOYA Corp.		9,400	376,323
Hulic Co. Ltd.		4,800	53,933
Ibiden Co. Ltd.		3,100	52,259
Idemitsu Kosan Co. Ltd.		1,600	27,866
IHI Corp.	†	32,000	149,623
Iida Group Holdings Co. Ltd.	†	3,200	39,810
INPEX Corp.		19,700	217,070
Isetan Mitsukoshi Holdings Ltd.		7,540	124,582
Isuzu Motors Ltd.		13,000	172,477
ITOCHU Corp.	†	33,300	360,369
Itochu Techno-Solutions Corp.	†	1,200	24,893
Iyo Bank Ltd. (The)		5,300	62,854
J. Front Retailing Co. Ltd.		5,300	83,203
Japan Airlines Co. Ltd.		2,500	77,768
Japan Display, Inc.	†	8,000	28,543
Japan Exchange Group, Inc.	†	6,000	173,717
Japan Prime Realty Investment Corp. REIT		17	58,542
Japan Real Estate Investment Corp. REIT		28	131,700
Japan Retail Fund Investment Corp. REIT		57	113,264
Japan Tobacco, Inc.		24,500	774,564
JFE Holdings, Inc.	†	10,800	238,390
JGC Corp.	†	4,000	79,430
Joyo Bank Ltd. (The)	†	16,000	82,227
JSR Corp.		4,300	74,464
JTEKT Corp.		4,700	73,280
JX Holdings, Inc.	†	50,110	192,806
Kajima Corp.		18,000	83,452
Kakaku.com, Inc.	†	2,900	48,122
Kamigumi Co. Ltd.	†	5,000	47,201
Kaneka Corp.		6,000	42,183
Kansai Electric Power Co., Inc. (The)	*	14,900	142,010
Kansai Paint Co. Ltd.	†	5,000	90,999
Kao Corp.		11,500	574,242
Kawasaki Heavy Industries Ltd.		33,000	166,486
KDDI Corp.		38,400	867,553
Keihan Electric Railway Co. Ltd.	†	11,000	66,944
Keikyu Corp.	†	11,000	87,925
Keio Corp.	†	13,000	101,817
Keisei Electric Railway Co. Ltd.		6,000	74,469
Keyence Corp.		972	530,417
Kikkoman Corp.	†	3,000	95,128
Kintetsu Corp.	†	39,000	143,087
Kirin Holdings Co. Ltd.		17,700	232,158
Kobe Steel Ltd.		73,000	134,642
Koito Manufacturing Co. Ltd.		2,100	63,144
Komatsu Ltd.	†	20,700	405,775

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Konami Corp.	†	2,600	$48,641
Konica Minolta, Inc.	†	10,400	105,397
Kubota Corp.		24,688	390,043
Kuraray Co. Ltd.		8,100	109,672
Kurita Water Industries Ltd.		2,000	48,318
Kyocera Corp.	†	7,100	388,034
Kyowa Hakko Kirin Co. Ltd.		5,000	65,174
Kyushu Electric Power Co., Inc.	*†	9,000	87,198
Lawson, Inc.		1,500	103,980
LIXIL Group Corp.	†	5,800	137,262
M3, Inc.		4,200	89,102
Mabuchi Motor Co. Ltd.		1,100	58,192
Makita Corp.	†	2,600	134,733
Marubeni Corp.		35,500	205,243
Marui Group Co. Ltd.		5,400	61,191
Maruichi Steel Tube Ltd.	†	1,000	23,670
Mazda Motor Corp.		11,900	241,116
McDonald’s Holdings Co. Japan Ltd.	†	1,400	31,026
Medipal Holdings Corp.		2,800	36,496
MEIJI Holdings Co. Ltd.		1,302	158,596
Minebea Co. Ltd.		7,000	110,099
Miraca Holdings, Inc.		1,300	59,765
Mitsubishi Chemical Holdings Corp.		29,600	171,830
Mitsubishi Corp.	†	30,700	616,881
Mitsubishi Electric Corp.		43,000	510,474
Mitsubishi Estate Co. Ltd.	†	27,925	647,636
Mitsubishi Gas Chemical Co., Inc.		9,000	44,292
Mitsubishi Heavy Industries Ltd.		67,000	368,652
Mitsubishi Logistics Corp.	†	3,000	46,690
Mitsubishi Materials Corp.		26,000	87,367
Mitsubishi Motors Corp.	†	13,900	125,333
Mitsubishi Tanabe Pharma Corp.		4,800	82,346
Mitsubishi UFJ Financial Group, Inc.		280,340	1,736,262
Mitsubishi UFJ Lease & Finance Co. Ltd.		11,800	58,313
Mitsui & Co. Ltd.		37,900	507,564
Mitsui Chemicals, Inc.		16,000	51,309
Mitsui Fudosan Co. Ltd.		21,000	616,728
Mitsui OSK Lines Ltd.	†	23,000	78,009
Mixi, Inc.	†	800	32,339
Mizuho Financial Group, Inc.		505,780	888,897
MS&AD Insurance Group Holdings, Inc.		11,174	312,828
Murata Manufacturing Co. Ltd.	†	4,500	618,026
Nabtesco Corp.	†	2,600	75,112
Nagoya Railroad Co. Ltd.	†	18,955	75,689
NEC Corp.		57,000	167,433
Nexon Co. Ltd.		2,300	24,493
NGK Insulators Ltd.		5,477	116,696
NGK Spark Plug Co. Ltd.		4,100	110,060
NH Foods Ltd.		4,000	92,175
NHK Spring Co. Ltd.		3,000	31,209
Nidec Corp.		4,700	311,994
Nikon Corp.	†	8,100	108,609
Nintendo Co. Ltd.		2,300	337,467
Nippon Building Fund, Inc. REIT		30	147,376
Nippon Electric Glass Co. Ltd.	†	10,500	51,315
Nippon Express Co. Ltd.	†	19,000	106,159
Nippon Paint Holdings Co. Ltd.	†	3,000	109,670
Nippon Prologis REIT, Inc. REIT		33	72,645

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Nippon Steel & Sumitomo Metal Corp.		168,245	$423,036
Nippon Telegraph & Telephone Corp.		8,300	512,368
Nippon Yusen K.K.	†	38,000	109,316
Nissan Motor Co. Ltd.		55,300	562,432
Nisshin Seifun Group, Inc.		5,081	59,804
Nissin Foods Holdings Co. Ltd.	†	1,200	58,975
Nitori Holdings Co. Ltd.		1,400	94,771
Nitto Denko Corp.		3,400	227,031
NOK Corp.	†	2,000	60,135
Nomura Holdings, Inc.	†	80,600	473,415
Nomura Real Estate Holdings, Inc.		2,700	48,625
Nomura Research Institute Ltd.		2,350	88,290
NSK Ltd.		10,000	145,956
NTT Data Corp.		2,600	112,924
NTT DOCOMO, Inc.	†	34,000	594,185
NTT Urban Development Corp.		2,400	23,973
Obayashi Corp.		15,000	97,231
Odakyu Electric Railway Co. Ltd.	†	14,000	142,589
Oji Holdings Corp.		18,000	73,648
Olympus Corp.	*	5,300	196,501
Omron Corp.		4,700	211,731
Ono Pharmaceutical Co. Ltd.	†	1,900	214,404
Oracle Corp. Japan		900	38,730
Oriental Land Co. Ltd.	†	4,400	333,160
ORIX Corp.	†	29,300	411,698
Osaka Gas Co. Ltd.	†	41,000	171,453
Otsuka Corp.		1,200	51,138
Otsuka Holdings Co. Ltd.		8,600	269,040
Panasonic Corp.		49,100	644,783
Park24 Co. Ltd.		2,000	40,919
Rakuten, Inc.		17,600	309,903
Recruit Holdings Co. Ltd.		3,000	93,604
Resona Holdings, Inc.	†	47,700	236,724
Ricoh Co. Ltd.	†	15,300	166,364
Rinnai Corp.	†	800	59,289
Rohm Co. Ltd.		2,200	150,332
Sankyo Co. Ltd.		900	31,965
Sanrio Co. Ltd.	†	900	24,041
Santen Pharmaceutical Co. Ltd.		8,500	123,979
SBI Holdings, Inc.		4,710	57,016
Secom Co. Ltd.	†	4,700	313,492
Sega Sammy Holdings, Inc.		4,048	58,981
Seibu Holdings, Inc.	†	2,700	69,746
Seiko Epson Corp.		6,200	109,810
Sekisui Chemical Co. Ltd.		10,000	129,750
Sekisui House Ltd.		12,100	175,692
Seven & i Holdings Co. Ltd.		16,740	703,470
Seven Bank Ltd.	†	13,000	64,100
Sharp Corp.	†	36,000	70,513
Shikoku Electric Power Co., Inc.	*†	3,900	48,000
Shimadzu Corp.		5,000	55,685
Shimamura Co. Ltd.	†	500	46,310
Shimano, Inc.		1,700	252,624
Shimizu Corp.		13,000	87,891
Shin-Etsu Chemical Co. Ltd.		9,100	594,122
Shinsei Bank Ltd.	†	37,000	73,569
Shionogi & Co. Ltd.	†	6,500	216,388
Shiseido Co. Ltd.	†	7,700	136,598
Shizuoka Bank Ltd. (The)		11,000	109,710
Showa Shell Sekiyu K.K.		4,400	40,188
SMC Corp.		1,151	342,726
SoftBank Corp.		21,100	1,228,852

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Sompo Japan Nipponkoa Holdings, Inc.		7,275	$226,168
Sony Corp.	*	25,100	671,265
Sony Financial Holdings, Inc.	†	4,300	69,170
Stanley Electric Co. Ltd.		3,200	72,231
Sumitomo Chemical Co. Ltd.		33,000	169,371
Sumitomo Corp.	†	25,300	269,975
Sumitomo Dainippon Pharma Co. Ltd.	†	4,000	47,377
Sumitomo Electric Industries Ltd.		16,600	217,600
Sumitomo Heavy Industries Ltd.		12,000	78,532
Sumitomo Metal Mining Co. Ltd.	†	12,000	175,389
Sumitomo Mitsui Financial Group, Inc.		27,900	1,068,698
Sumitomo Mitsui Trust Holdings, Inc.		71,740	298,013
Sumitomo Realty & Development Co. Ltd.		7,825	281,711
Sumitomo Rubber Industries Ltd.		3,600	66,360
Suntory Beverage & Food Ltd.		3,200	137,021
Suruga Bank Ltd.		4,000	83,067
Suzuken Co. Ltd.		1,606	48,953
Suzuki Motor Corp.		8,300	249,284
Sysmex Corp.		3,200	177,430
T&D Holdings, Inc.		12,300	168,954
Taiheiyo Cement Corp.		27,000	82,439
Taisei Corp.	†	23,000	129,819
Taisho Pharmaceutical Holdings Co. Ltd.		690	51,269
Taiyo Nippon Sanso Corp.	†	3,000	40,823
Takashimaya Co. Ltd.		5,000	49,118
Takeda Pharmaceutical Co. Ltd.		17,320	864,578
TDK Corp.		2,700	191,180
Teijin Ltd.		20,000	67,856
Terumo Corp.		6,600	173,863
THK Co. Ltd.		2,500	63,527
Tobu Railway Co. Ltd.		22,000	104,230
Toho Co. Ltd.		2,500	61,127
Toho Gas Co. Ltd.		9,000	52,463
Tohoku Electric Power Co., Inc.		10,300	116,992
Tokio Marine Holdings, Inc.		15,400	581,301
Tokyo Electric Power Co., Inc.	*	32,400	122,632
Tokyo Electron Ltd.		3,900	270,519
Tokyo Gas Co. Ltd.		50,000	314,337
Tokyo Tatemono Co. Ltd.		8,351	61,182
Tokyu Corp.	†	25,000	154,670
Tokyu Fudosan Holdings Corp.		10,200	69,570
TonenGeneral Sekiyu K.K.		7,000	60,369
Toppan Printing Co. Ltd.		12,000	92,308
Toray Industries, Inc.	†	33,000	276,209
Toshiba Corp.	†	87,000	364,536
TOTO Ltd.	†	6,000	89,094
Toyo Seikan Group Holdings Ltd.	†	3,400	49,731
Toyo Suisan Kaisha Ltd.	†	2,000	70,365
Toyoda Gosei Co. Ltd.		1,200	26,788
Toyota Industries Corp.		3,500	200,189
Toyota Motor Corp.		60,200	4,202,184
Toyota Tsusho Corp.		4,900	129,642
Trend Micro, Inc.		2,200	72,491
Unicharm Corp.		8,500	222,530
United Urban Investment Corp. REIT		57	88,858
USS Co. Ltd.		4,600	79,486
West Japan Railway Co.		3,700	193,993

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Yahoo! Japan Corp.	†	29,800	$122,916
Yakult Honsha Co. Ltd.	†	2,000	139,325
Yamada Denki Co. Ltd.	†	21,200	87,300
Yamaguchi Financial Group, Inc.		4,000	45,973
Yamaha Corp.		3,900	68,103
Yamaha Motor Co. Ltd.		6,000	144,544
Yamato Holdings Co. Ltd.		8,200	188,999
Yamato Kogyo Co. Ltd.		800	19,283
Yamazaki Baking Co. Ltd.	†	3,000	54,055
Yaskawa Electric Corp.	†	5,000	73,071
Yokogawa Electric Corp.		5,500	59,254
Yokohama Rubber Co. Ltd. (The)		4,000	41,232

			63,695,016

Jersey, Channel Islands—0.0%
Randgold Resources Ltd.		2,011	139,407

Luxembourg—0.3%
Altice SA	*	1,851	200,185
ArcelorMittal		21,533	202,035
Millicom International Cellular SA SDR		1,423	102,896
RTL Group SA		895	86,063
SES SA FDR		6,698	237,446
Tenaris SA		10,308	144,498

			973,123
Macau—0.1%
MGM China Holdings Ltd.		22,800	42,836
Sands China Ltd.		54,494	225,346
Wynn Macau Ltd.		36,856	79,650
			347,832

Malta—0.0%
BGP Holdings plc	*‡d	142,647	—

Mexico—0.0%
Fresnillo plc		4,434	44,778

Netherlands—3.5%
Aegon NV		40,310	318,274
Akzo Nobel NV	†	5,376	406,477
ASML Holding NV		7,734	784,069
Delta Lloyd NV		4,773	89,814
Gemalto NV		1,812	144,377
Gemalto NV	†d	—	—
Heineken Holding NV		2,303	158,480
Heineken NV		5,106	389,724
ING Groep NV CVA	*	84,687	1,240,493
Koninklijke Ahold NV		19,423	382,747
Koninklijke Boskalis Westminster NV		1,946	95,916
Koninklijke DSM NV		3,698	206,106
Koninklijke KPN NV		72,902	247,112
Koninklijke Philips NV		21,282	603,770
Koninklijke Vopak NV		1,674	92,383
NN Group NV	*	2,664	75,524
OCI NV	*	1,830	56,634
Qiagen NV	*	4,888	122,661
Randstad Holding NV		2,923	177,192
Royal Dutch Shell plc, Class A		86,798	2,581,120
Royal Dutch Shell plc, Class B		53,665	1,671,682
TNT Express NV		10,558	67,062
Wolters Kluwer NV		6,861	224,044

			10,135,661

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
New Zealand—0.1%
Auckland International Airport Ltd.		23,175	$77,843
Contact Energy Ltd.		7,698	34,375
Fletcher Building Ltd.		15,897	99,844
Meridian Energy Ltd.		27,300	41,270
Mighty River Power Ltd.	†	15,222	35,249
Ryman Healthcare Ltd.		9,185	53,753
Spark New Zealand Ltd.	†	38,064	84,653

			426,987

Norway—0.6%
DnB ASA		21,209	340,398
Gjensidige Forsikring ASA		4,247	73,279
Norsk Hydro ASA		29,440	154,746
Orkla ASA		17,744	133,920
Statoil ASA		24,326	430,118
Telenor ASA		16,630	335,600
Yara International ASA		3,858	195,882

			1,663,943

Portugal—0.1%
Banco Comercial Portugues SA, Class R	*†	753,906	77,513
Banco Espirito Santo SA (Registered)	*‡	71,807	503
EDP - Energias de Portugal SA		52,618	197,062
Galp Energia SGPS SA		8,025	86,785
Jeronimo Martins SGPS SA		5,514	69,387

			431,250

Singapore—1.4%
Ascendas Real Estate Investment Trust REIT		48,786	92,022
CapitaCommercial Trust REIT		41,900	53,934
CapitaLand Ltd.		54,400	141,798
CapitaMall Trust REIT		54,000	86,450
City Developments Ltd.		10,000	73,297
ComfortDelGro Corp. Ltd.		47,000	99,011
DBS Group Holdings Ltd.		38,330	568,352
Genting Singapore plc		127,600	85,317
Global Logistic Properties Ltd.		71,779	138,540
Golden Agri-Resources Ltd.		176,320	54,564
Hutchison Port Holdings Trust, Class U		400	277
Hutchison Port Holdings Trust, Class U		119,000	82,605
Jardine Cycle & Carriage Ltd.		2,349	70,162
Keppel Corp. Ltd.		31,200	204,424
Keppel Land Ltd.		16,000	51,813
Oversea-Chinese Banking Corp. Ltd.		64,511	496,761
SembCorp Industries Ltd.		22,340	68,582
Sembcorp Marine Ltd.		16,000	33,960
Singapore Airlines Ltd.		12,400	107,961
Singapore Exchange Ltd.		17,100	101,392
Singapore Press Holdings Ltd.		36,500	111,418
Singapore Technologies Engineering Ltd.		35,000	88,756
Singapore Telecommunications Ltd.		177,259	565,640
StarHub Ltd.		12,730	40,357
Suntec Real Estate Investment Trust REIT		52,000	70,229
United Overseas Bank Ltd.		28,717	481,359
UOL Group Ltd.		9,600	53,428

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Wilmar International Ltd.		40,000	$94,959

			4,117,368

South Africa—0.0%
Investec plc		13,127	108,869

Spain—3.4%
Abertis Infraestructuras SA		9,159	165,545
ACS Actividades de Construccion y Servicios SA		3,870	136,976
Aena SA	*^	1,191	119,751
Amadeus IT Holding SA, Class A		9,421	403,757
Banco Bilbao Vizcaya Argentaria SA		137,058	1,384,220
Banco de Sabadell SA	†	77,527	189,426
Banco Popular Espanol SA		41,388	202,435
Banco Santander SA		309,766	2,322,121
Bankia SA	*	97,616	136,040
Bankinter SA	†	14,660	111,773
CaixaBank SA		51,876	246,020
Distribuidora Internacional de Alimentacion SA		13,077	102,052
Enagas SA		4,476	127,991
Endesa SA		6,302	121,659
Ferrovial SA		9,591	203,924
Gas Natural SDG SA		7,672	172,253
Grifols SA		3,403	145,814
Iberdrola SA		114,912	741,016
Inditex SA		24,295	780,008
Mapfre SA		18,751	68,462
Red Electrica Corp. SA		2,459	199,949
Repsol SA		23,131	430,592
Telefonica SA		92,551	1,316,955
Zardoya Otis SA		4,145	53,496

			9,882,235

Sweden—3.0%
Alfa Laval AB	†	6,830	134,144
Assa Abloy AB, Class B		7,412	441,498
Atlas Copco AB, Class A		14,910	482,691
Atlas Copco AB, Class B		8,883	262,310
Boliden AB		5,735	113,608
Electrolux AB, Series B		5,266	150,441
Elekta AB, Class B	†	8,257	74,224
Getinge AB, Class B		4,736	117,021
Hennes & Mauritz AB, Class B		20,804	842,931
Hexagon AB, Class B		5,601	198,864
Husqvarna AB, Class B		10,042	72,740
ICA Gruppen AB		1,683	56,413
Industrivarden AB, Class C		3,992	74,901
Investment AB Kinnevik, Class B		5,213	174,022
Investor AB, Class B		10,091	401,691
Lundin Petroleum AB	*	5,158	70,576
Nordea Bank AB		66,564	810,781
Sandvik AB	†	23,002	257,577
Securitas AB, Class B		6,722	96,504
Skandinaviska Enskilda Banken AB, Class A		33,685	393,162
Skanska AB, Class B		8,150	182,717
SKF AB, Class B		8,507	219,659
Svenska Cellulosa AB SCA, Class B		12,719	292,268
Svenska Handelsbanken AB, Class A		11,091	499,500
Swedbank AB, Class A		20,116	480,244

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Swedish Match AB		4,586	$134,841
Tele2 AB, Class B		7,688	91,955
Telefonaktiebolaget LM Ericsson, Class B		66,686	837,239
TeliaSonera AB		56,707	360,355
Volvo AB, Class B		34,008	411,573

			8,736,450

Switzerland—9.6%
ABB Ltd. (Registered)	*	48,241	1,023,385
Actelion Ltd. (Registered)	*	2,216	255,579
Adecco SA (Registered)	*	3,679	305,811
Aryzta AG	*	1,997	122,422
Baloise Holding AG (Registered)		1,004	132,686
Barry Callebaut AG (Registered)	*	53	51,746
Chocoladefabriken Lindt & Sprungli AG (Participation Certificates)		21	112,405
Chocoladefabriken Lindt & Sprungli AG (Registered)		2	126,521
Cie Financiere Richemont SA (Registered)		11,450	920,018
Coca-Cola HBC AG CDI	*	4,475	80,498
Credit Suisse Group AG (Registered)	*	34,007	914,923
EMS-Chemie Holding AG (Registered)		168	68,315
Geberit AG (Registered)		834	312,096
Givaudan SA (Registered)	*	205	370,363
Glencore plc	*	245,107	1,034,778
Holcim Ltd. (Registered)	*	5,073	377,951
Julius Baer Group Ltd.	*	4,928	246,320
Kuehne + Nagel International AG (Registered)		1,181	175,345
Lonza Group AG (Registered)	*	1,141	142,052
Nestle SA (Registered)		71,060	5,350,991
Novartis AG (Registered)		50,686	5,002,733
Pargesa Holding SA (Bearer)		689	48,354
Partners Group Holding AG		407	121,338
Roche Holding AG (Genusschein)		15,476	4,252,683
Schindler Holding AG (Participation Certificates)		1,021	169,447
Schindler Holding AG (Registered)		415	67,813
SGS SA (Registered)		121	230,701
Sika AG (Bearer)		47	168,281
Sonova Holding AG (Registered)		1,173	162,757
STMicroelectronics NV		13,417	125,033
Sulzer AG (Registered)	*†	484	53,128
Swatch Group AG (The) (Bearer)		682	288,422
Swatch Group AG (The) (Registered)		1,029	86,244
Swiss Life Holding AG (Registered)	*	725	179,109
Swiss Prime Site AG (Registered)	*	1,302	113,049
Swiss Re AG		7,843	756,520
Swisscom AG (Registered)		515	298,643
Syngenta AG (Registered)		2,069	702,899
Transocean Ltd.	†	7,840	112,950
UBS Group AG	*	80,230	1,504,402
Wolseley plc		5,902	348,835
Zurich Insurance Group AG	*	3,279	1,108,309

			28,025,855

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
United Kingdom—17.4%
3i Group plc		20,656	$147,594
Aberdeen Asset Management plc		21,473	146,087
Admiral Group plc		4,536	102,707
Aggreko plc		5,641	127,602
Amec Foster Wheeler plc		8,262	110,517
Anglo American plc		31,049	463,716
Antofagasta plc		9,365	101,313
ARM Holdings plc		31,206	506,825
Ashtead Group plc		10,946	175,550
Associated British Foods plc		7,891	329,316
AstraZeneca plc (London Exchange)		27,768	1,905,398
Aviva plc		65,524	524,381
Babcock International Group plc		5,190	75,711
BAE Systems plc		70,180	543,864
Barclays plc		360,814	1,302,368
BG Group plc		74,854	918,738
BP plc		402,325	2,607,937
British American Tobacco plc		41,015	2,123,922
British Land Co. plc (The) REIT		20,860	257,097
BT Group plc		178,712	1,161,243
Bunzl plc		7,177	194,579
Burberry Group plc		9,590	246,276
Capita plc		14,864	245,714
Centrica plc		111,501	417,048
CNH Industrial NV		21,736	178,133
Cobham plc		25,940	116,852
Compass Group plc		37,338	648,160
Croda International plc		3,144	127,515
Diageo plc		55,216	1,525,858
Direct Line Insurance Group plc		34,366	162,173
Dixons Carphone plc		20,700	126,598
easyJet plc		3,729	103,783
Fiat Chrysler Automobiles NV	*	20,243	328,626
G4S plc		32,920	144,302
GKN plc		35,219	186,815
GlaxoSmithKline plc		106,734	2,457,011
Hammerson plc REIT		16,758	165,035
Hargreaves Lansdown plc		4,868	83,035
HSBC Holdings plc (London Exchange)		421,792	3,594,268
ICAP plc		12,886	100,504
IMI plc		6,262	118,166
Imperial Tobacco Group plc		20,988	920,665
Inmarsat plc		9,675	132,495
InterContinental Hotels Group plc		5,190	202,429
International Consolidated Airlines Group SA	*	18,256	163,572
Intertek Group plc		3,743	138,644
Intu Properties plc REIT		20,398	105,162
ITV plc		86,420	323,561
J. Sainsbury plc		26,863	103,085
Johnson Matthey plc		4,510	225,966
Kingfisher plc		52,274	294,934
Land Securities Group plc REIT		17,135	318,116
Legal & General Group plc		132,008	543,655
Lloyds Banking Group plc	*	1,254,629	1,454,288
London Stock Exchange Group plc		6,882	250,298
Marks & Spencer Group plc		36,819	291,197
Meggitt plc		17,100	139,000
Melrose Industries plc		23,223	95,380
Merlin Entertainments plc	^	11,023	72,166
National Grid plc		82,764	1,064,018

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Next plc		3,399	$353,491
Old Mutual plc		106,498	349,597
Pearson plc		18,169	391,064
Persimmon plc	*	6,784	167,181
Persimmon plc	*‡	6,784	9,560
Petrofac Ltd.		5,356	75,403
Prudential plc		56,380	1,399,095
Reckitt Benckiser Group plc		14,269	1,225,787
Reed Elsevier NV		15,505	386,347
Reed Elsevier plc		24,875	427,798
Rexam plc		15,138	129,738
Rio Tinto Ltd.		9,496	411,462
Rio Tinto plc		27,952	1,152,653
Rolls-Royce Holdings plc	*	41,960	591,802
Royal Bank of Scotland Group plc	*	54,809	276,879
Royal Mail plc		14,333	92,967
RSA Insurance Group plc		21,533	134,216
SABMiller plc		21,228	1,111,960
Sage Group plc (The)		23,142	159,859
Schroders plc		2,696	127,713
Segro plc REIT		16,214	100,125
Severn Trent plc		5,501	167,684
Sky plc		22,848	336,139
Smith & Nephew plc		19,376	330,391
Smiths Group plc		8,545	141,328
Sports Direct International plc	*	6,001	53,933
SSE plc		21,674	481,010
Standard Chartered plc (London Exchange)		55,032	891,338
Standard Life plc	‡	51,825	56,120
Standard Life plc		42,402	297,946
Subsea 7 SA		6,827	58,625
Tate & Lyle plc		11,052	97,779
Tesco plc		180,829	645,479
Travis Perkins plc		5,567	160,736
Tullow Oil plc		19,932	83,559
Unilever NV CVA		35,796	1,495,828
Unilever plc		28,176	1,175,600
United Utilities Group plc		14,998	207,381
Vodafone Group plc		582,945	1,907,586
Weir Group plc (The)		4,866	122,787
Whitbread plc		3,929	305,087
William Hill plc		19,827	108,875
Wm Morrison Supermarkets plc		44,341	126,724
WPP plc		29,326	666,012

			50,733,612

United States—0.1%
Carnival plc		4,234	207,045

TOTAL COMMON STOCKS (Cost $264,372,153)			284,476,112

PREFERRED STOCKS—0.6%
Germany—0.6%
Bayerische Motoren Werke AG		1,259	116,288
FUCHS PETROLUB SE		1,407	56,120
Henkel AG & Co. KGaA		3,955	464,560
Porsche Automobil Holding SE		3,384	331,390
Volkswagen AG		3,563	944,916

TOTAL PREFERRED STOCKS (Cost $1,307,299)			1,913,274

Vantagepoint Overseas Equity Index Fund
Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.072%09/17/2015		‡‡	$20,000	$19,991
0.009%06/04/2015		‡‡	195,000	194,996

TOTAL U.S. TREASURY OBLIGATIONS (Cost $214,991)				214,987

			Shares	Value
RIGHTS—0.0%
Spain—0.0%
Banco Bilbao Vizcaya Argentaria SA, Expires 04/14/2015		*	137,058	19,748
Banco de Sabadell SA, Expires 04/17/2015, Strike EUR 1.48		*†	77,527	19,673
Telefonica SA, Expires 04/12/2015, Strike EUR 10.84		*	92,551	14,927

TOTAL RIGHTS (Cost $—)				54,348

MONEY MARKET FUNDS—9.2%
Institutional Money Market Funds—9.2%
Dreyfus Institutional Cash Advantage Fund, 0.06%		††¥	4,120,000	4,120,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%			¥3,669,323	3,669,323
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14%		††¥	2,532,373	2,532,373
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.09%		††¥	4,120,000	4,120,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.08%		††¥	4,120,000	4,120,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.10%		††¥	4,120,000	4,120,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.10%		††¥	4,120,000	4,120,000

TOTAL MONEY MARKET FUNDS (Cost $26,801,696)				26,801,696

TOTAL INVESTMENTS—107.5% (Cost $292,696,139)				313,460,417
Other assets less liabilities—(7.5%)				(21,988,205)

NET ASSETS—100.0%			$291,472,212

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Legend to the Schedule of Investments:

CDI	Chess Depository Interest
CVA	Dutch Certificate of Shares
FDR	Fiduciary Depository Receipt
REIT	Real Estate Investment Trust
RSP	Risparmio (Italian Savings Shares)
SDR	Swedish Depository Receipt
VVPR	Verlaagde Vooheffing Precompte Reduit (Belgian dividend coupon)

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at March 31, 2015.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $66,183)
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $237,074, which represents 0.1% of Net Assets. The illiquid 144A securities represented 0.1% of Net Assets, and 100.0% of total 144A securities held.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Banks	13.1%
Pharmaceuticals	9.5%
Insurance	5.6%
Oil, Gas & Consumable Fuels	4.7%
Food Products	3.9%
Automobiles	3.9%
Chemicals	3.5%
Diversified Telecommunication Services	3.2%
Metals & Mining	2.9%
Machinery	2.6%
Beverages	2.4%
Real Estate Management & Development	2.0%
Capital Markets	2.0%
Wireless Telecommunication Services	1.7%
Food & Staples Retailing	1.7%
Media	1.7%
Electric Utilities	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Real Estate Investment Trusts (REITs)	1.6%
Tobacco	1.4%
Industrial Conglomerates	1.4%
Auto Components	1.3%
Electrical Equipment	1.3%
Electronic Equipment, Instruments & Components	1.3%
Multi-Utilities	1.2%
Hotels, Restaurants & Leisure	1.2%
Diversified Financial Services	1.1%
Trading Companies & Distributors	1.1%
Road & Rail	1.1%
Aerospace & Defense	1.1%
Specialty Retail	1.0%
Household Durables	0.9%
Software	0.9%
Semiconductors & Semiconductor Equipment	0.8%
Health Care Equipment & Supplies	0.7%
Personal Products	0.7%
Construction & Engineering	0.7%
Household Products	0.7%
Building Products	0.6%
Communications Equipment	0.6%
Technology Hardware, Storage & Peripherals	0.6%
Professional Services	0.6%
Construction Materials	0.6%
Transportation Infrastructure	0.5%
Gas Utilities	0.5%
Commercial Services & Supplies	0.5%
IT Services	0.5%
Health Care Providers & Services	0.5%
Biotechnology	0.4%
Multiline Retail	0.4%
Air Freight & Logistics	0.4%
Marine	0.3%
Energy Equipment & Services	0.3%
Containers & Packaging	0.2%
Leisure Products	0.2%
Airlines	0.2%
Internet & Catalog Retail	0.1%
Water Utilities	0.1%
Internet Software & Services	0.1%
Paper & Forest Products	0.1%
Independent Power and Renewable Electricity Producers	0.1%
Life Sciences Tools & Services	0.1%

Vantagepoint Overseas Equity Index Fund
COMMON STOCKS (continued)
Health Care Technology	0.0%
Distributors	0.0%
Consumer Finance	0.0%
Diversified Consumer Services	0.0%

97.6%
PREFERRED STOCKS
Automobiles	0.5%
Household Products	0.1%
Chemicals	0.0%

0.6%

RIGHTS
Diversified Telecommunication Services	0.0%
Banks	0.0%

0.0%
TOTAL COMMON STOCKS/PREFERRED STOCKS	98.2%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.1%

MONEY MARKET FUNDS
Institutional Money Market Funds	9.2%

TOTAL INVESTMENTS	107 .5%
Other assets less liabilities	(7 .5)%

TOTAL NET ASSETS	100 .0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—99.1%
Vantagepoint Aggressive Opportunities Fund Class T	777,839	$9,427,414
Vantagepoint Core Bond Index Fund Class T	10,477,635	108,862,630
Vantagepoint Discovery Fund Class T	912,931	9,549,260
Vantagepoint Diversifying Strategies Fund Class T	5,771,027	60,480,367
Vantagepoint Equity Income Fund Class T	4,909,623	48,948,940
Vantagepoint Growth & Income Fund Class T	2,703,842	35,176,980
Vantagepoint Growth Fund Class T	2,286,299	31,871,014
Vantagepoint High Yield Fund Class T	6,686,843	64,059,956
Vantagepoint Inflation Focused Fund Class T	4,674,597	50,158,427
Vantagepoint International Fund Class T	3,956,149	42,726,404
Vantagepoint Low Duration Bond Fund Class T	18,100,959	183,000,696
Vantagepoint Select Value Fund Class T	1,417,028	17,245,229

Total Affiliated Mutual Funds (Cost $622,934,039)		661,507,317

EXCHANGE TRADED FUND—0.9%
Vanguard FTSE Emerging Markets ETF (Cost $6,014,194)	143,250	5,854,627

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14% (Cost $68,357)	¥68,357	68,357

TOTAL INVESTMENTS—100.0% (Cost $629,016,590)		667,430,301
Other assets less liabilities—(0.0%)		(128,120)

NET ASSETS—100.0%		$667,302,181

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—98.4%
Vantagepoint Aggressive Opportunities Fund Class T	4,535,260	$54,967,355
Vantagepoint Core Bond Index Fund Class T	26,714,674	277,565,459
Vantagepoint Discovery Fund Class T	4,526,017	47,342,140
Vantagepoint Diversifying Strategies Fund Class T	20,355,614	213,326,838
Vantagepoint Equity Income Fund Class T	19,242,592	191,848,639
Vantagepoint Growth & Income Fund Class T	15,309,339	199,174,500
Vantagepoint Growth Fund Class T	11,337,695	158,047,472
Vantagepoint High Yield Fund Class T	8,749,629	83,821,442
Vantagepoint Inflation Focused Fund Class T	5,417,584	58,130,680
Vantagepoint International Fund Class T	17,791,950	192,153,064
Vantagepoint Low Duration Bond Fund Class T	16,405,074	165,855,296
Vantagepoint Select Value Fund Class T	6,567,132	79,921,999

Total Affiliated Mutual Funds (Cost $1,514,882,871)		1,722,154,884

EXCHANGE TRADED FUND—1.6%
Vanguard FTSE Emerging Markets ETF (Cost $28,221,569)	672,800	27,497,336

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14% (Cost $320,751)	¥320,751	320,751

TOTAL INVESTMENTS—100.0% (Cost $1,543,425,191)		1,749,972,971
Other assets less liabilities—(0.0%)		(357,393)

NET ASSETS—100.0%		$1,749,615,578

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—98.0%
Vantagepoint Aggressive Opportunities Fund Class T	9,573,926	$116,035,986
Vantagepoint Core Bond Index Fund Class T	26,052,774	270,688,321
Vantagepoint Discovery Fund Class T	8,297,344	86,790,219
Vantagepoint Diversifying Strategies Fund Class T	28,568,474	299,397,611
Vantagepoint Equity Income Fund Class T	33,602,059	335,012,531
Vantagepoint Growth & Income Fund Class T	25,652,051	333,733,177
Vantagepoint Growth Fund Class T	17,937,974	250,055,354
Vantagepoint High Yield Fund Class T	7,051,923	67,557,419
Vantagepoint International Fund Class T	29,770,680	321,523,342
Vantagepoint Select Value Fund Class T	12,992,951	158,124,210

Total Affiliated Mutual Funds (Cost $1,932,254,124)		2,238,918,170

EXCHANGE TRADED FUND—2.0%
Vanguard FTSE Emerging Markets ETF (Cost $48,326,349)	1,143,650	46,740,976

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14% (Cost $595,455)	¥595,455	595,455

TOTAL INVESTMENTS—100.0% (Cost $1,981,175,928)		2,286,254,601
Other assets less liabilities—(0.0%)		(465,872)

NET ASSETS—100.0%		$2,285,788,729

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Model Portfolio All- Equity Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—97.0%
Vantagepoint Aggressive Opportunities Fund Class T	7,479,038	$90,645,935
Vantagepoint Discovery Fund Class T	5,923,928	61,964,285
Vantagepoint Equity Income Fund Class T	22,281,624	222,147,796
Vantagepoint Growth & Income Fund Class T	12,866,674	167,395,427
Vantagepoint Growth Fund Class T	9,705,284	135,291,662
Vantagepoint International Fund Class T	15,284,162	165,068,945
Vantagepoint Select Value Fund Class T	8,219,971	100,037,044

Total Affiliated Mutual Funds (Cost $792,491,453)		942,551,094

EXCHANGE TRADED FUND—3.0%
Vanguard FTSE Emerging Markets ETF (Cost $29,363,008)	703,050	28,733,654

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14% (Cost $335,588)	¥335,588	335,588

TOTAL INVESTMENTS—100.0% (Cost $822,190,049)		971,620,336
Other assets less liabilities—(0.0%)		(219,502)

NET ASSETS—100.0%		$971,400,834

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Milestone Retirement Income Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—98.8%
Vantagepoint Aggressive Opportunities Fund Class T	96,979	$1,175,389
Vantagepoint Core Bond Index Fund Class T	6,643,181	69,022,650
Vantagepoint Discovery Fund Class T	112,654	1,178,365
Vantagepoint Diversifying Strategies Fund Class T	2,241,075	23,486,470
Vantagepoint Equity Income Fund Class T	2,460,836	24,534,536
Vantagepoint Growth & Income Fund Class T	1,885,372	24,528,690
Vantagepoint Growth Fund Class T	656,593	9,152,913
Vantagepoint High Yield Fund Class T	1,961,982	18,795,785
Vantagepoint Inflation Focused Fund Class T	3,268,665	35,072,774
Vantagepoint International Fund Class T	1,938,819	20,939,243
Vantagepoint Low Duration Bond Fund Class T	8,702,218	87,979,421
Vantagepoint Mid/Small Company Index Fund Class T	626,390	13,116,606
Vantagepoint Select Value Fund Class T	96,448	1,173,775

Total Affiliated Mutual Funds (Cost $326,034,699)		330,156,617

EXCHANGE TRADED FUND—1.2%
Vanguard FTSE Emerging Markets ETF (Cost $4,178,883)	99,800	4,078,826

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14% (Cost $69,727)	¥69,727	69,727

TOTAL INVESTMENTS—100.0% (Cost $330,283,309)		334,305,170
Other assets less liabilities—(0.0%)		(18,165)

NET ASSETS—100.0%		$334,287,005

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Milestone 2010 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—98.7%
Vantagepoint Aggressive Opportunities Fund Class T		43,810	$530,975
Vantagepoint Core Bond Index Fund Class T		6,075,475	63,124,189
Vantagepoint Discovery Fund Class T		51,026	533,728
Vantagepoint Diversifying Strategies Fund Class T		2,679,405	28,080,168
Vantagepoint Equity Income Fund Class T		2,485,593	24,781,358
Vantagepoint Growth & Income Fund Class T		1,586,268	20,637,353
Vantagepoint Growth Fund Class T		1,021,918	14,245,531
Vantagepoint High Yield Fund Class T		1,808,824	17,328,537
Vantagepoint Inflation Focused Fund Class T		2,747,608	29,481,839
Vantagepoint International Fund Class T		1,866,613	20,159,425
Vantagepoint Low Duration Bond Fund Class T		5,454,995	55,150,003
Vantagepoint Mid/Small Company Index Fund Class T		660,918	13,839,615
Vantagepoint Select Value Fund Class T		43,598	530,591

Total Affiliated Mutual Funds (Cost $278,979,297)			288,423,312

EXCHANGE TRADED FUND—1.3%
Vanguard FTSE Emerging Markets ETF (Cost $3,818,178)		91,400	3,735,518

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14% (Cost $93,699)	¥	93,699	93,699

TOTAL INVESTMENTS—100.0% (Cost $282,891,174)			292,252,529
Other assets less liabilities—(0.0%)			(131,755)

NET ASSETS—100.0%			$292,120,774

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Milestone 2015 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—98.3%
Vantagepoint Aggressive Opportunities Fund Class T		236,095	$2,861,475
Vantagepoint Core Bond Index Fund Class T		10,816,327	112,381,632
Vantagepoint Discovery Fund Class T		275,225	2,878,849
Vantagepoint Diversifying Strategies Fund Class T		6,694,497	70,158,328
Vantagepoint Equity Income Fund Class T		5,671,542	56,545,276
Vantagepoint Growth & Income Fund Class T		3,333,333	43,366,666
Vantagepoint Growth Fund Class T		2,581,048	35,979,806
Vantagepoint High Yield Fund Class T		2,900,636	27,788,094
Vantagepoint Inflation Focused Fund Class T		3,732,844	40,053,416
Vantagepoint International Fund Class T		4,588,909	49,560,220
Vantagepoint Low Duration Bond Fund Class T		9,580,086	96,854,667
Vantagepoint Mid/Small Company Index Fund Class T		1,429,318	29,929,922
Vantagepoint Select Value Fund Class T		234,872	2,858,398

Total Affiliated Mutual Funds (Cost $542,413,869)			571,216,749

EXCHANGE TRADED FUND—1.7%
Vanguard FTSE Emerging Markets ETF (Cost $10,168,316)		242,650	9,917,105

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14% (Cost $166,027)	¥	166,027	166,027

TOTAL INVESTMENTS—100.0% (Cost $552,748,212)			581,299,881
Other assets less liabilities—(0.0%)			(110,611)

NET ASSETS—100.0%			$581,189,270

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Milestone 2020 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—98.0%
Vantagepoint Aggressive Opportunities Fund Class T		378,396	$4,586,154
Vantagepoint Core Bond Index Fund Class T		14,079,104	146,281,890
Vantagepoint Discovery Fund Class T		442,633	4,629,941
Vantagepoint Diversifying Strategies Fund Class T		9,733,424	102,006,285
Vantagepoint Equity Income Fund Class T		9,235,442	92,077,354
Vantagepoint Growth & Income Fund Class T		5,387,738	70,094,465
Vantagepoint Growth Fund Class T		3,992,446	55,654,699
Vantagepoint High Yield Fund Class T		3,520,998	33,731,163
Vantagepoint Inflation Focused Fund Class T		3,184,493	34,169,614
Vantagepoint International Fund Class T		7,298,104	78,819,521
Vantagepoint Low Duration Bond Fund Class T		9,020,543	91,197,692
Vantagepoint Mid/Small Company Index Fund Class T		2,304,958	48,265,815
Vantagepoint Select Value Fund Class T		373,886	4,550,196

Total Affiliated Mutual Funds (Cost $715,303,722)			766,064,789

EXCHANGE TRADED FUND—2.0%
Vanguard FTSE Emerging Markets ETF (Cost $15,824,813)		378,800	15,481,556

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14% (Cost $249,681)	¥	249,681	249,681

TOTAL INVESTMENTS—100.0% (Cost $731,378,216)			781,796,026
Other assets less liabilities—(0.0%)			(217,111)

NET ASSETS—100.0%			$781,578,915

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Milestone 2025 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—97.5%
Vantagepoint Aggressive Opportunities Fund Class T	371,983	$4,508,437
Vantagepoint Core Bond Index Fund Class T	10,658,639	110,743,264
Vantagepoint Discovery Fund Class T	435,084	4,550,975
Vantagepoint Diversifying Strategies Fund Class T	9,214,751	96,570,594
Vantagepoint Equity Income Fund Class T	9,639,724	96,108,051
Vantagepoint Growth & Income Fund Class T	5,241,725	68,194,843
Vantagepoint Growth Fund Class T	4,100,033	57,154,457
Vantagepoint High Yield Fund Class T	2,971,711	28,468,987
Vantagepoint Inflation Focused Fund Class T	1,276,010	13,691,583
Vantagepoint International Fund Class T	7,218,529	77,960,109
Vantagepoint Low Duration Bond Fund Class T	5,284,702	53,428,338
Vantagepoint Mid/Small Company Index Fund Class T	2,263,405	47,395,692
Vantagepoint Select Value Fund Class T	369,594	4,497,956

Total Affiliated Mutual Funds (Cost $611,845,195)		663,273,286

EXCHANGE TRADED FUND—2.4%
Vanguard FTSE Emerging Markets ETF (Cost $16,904,404)	407,750	16,664,742

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14% (Cost $357,450) ¥	357,450	357,450

TOTAL INVESTMENTS—100.0% (Cost $629,107,049)		680,295,478
Other assets less liabilities—(0.0%)		(66,424)

NET ASSETS—100.0%		$680,229,054

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Milestone 2030 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—97.1%
Vantagepoint Aggressive Opportunities Fund Class T		360,164	$4,365,189
Vantagepoint Core Bond Index Fund Class T		7,312,382	75,975,651
Vantagepoint Discovery Fund Class T		420,981	4,403,462
Vantagepoint Diversifying Strategies Fund Class T		8,080,418	84,682,782
Vantagepoint Equity Income Fund Class T		9,129,493	91,021,041
Vantagepoint Growth & Income Fund Class T		4,487,302	58,379,796
Vantagepoint Growth Fund Class T		4,124,099	57,489,943
Vantagepoint High Yield Fund Class T		2,042,571	19,567,832
Vantagepoint Inflation Focused Fund Class T		356,670	3,827,074
Vantagepoint International Fund Class T		6,899,600	74,515,678
Vantagepoint Low Duration Bond Fund Class T		2,209,348	22,336,509
Vantagepoint Mid/Small Company Index Fund Class T		2,179,250	45,633,488
Vantagepoint Select Value Fund Class T		356,829	4,342,606

Total Affiliated Mutual Funds (Cost $500,287,096)			546,541,051

EXCHANGE TRADED FUND—2.9%
Vanguard FTSE Emerging Markets ETF (Cost $16,275,256)		391,850	16,014,909

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14% (Cost $253,491)	¥	253,491	253,491

TOTAL INVESTMENTS—100.0% (Cost $516,815,843)			562,809,451
Other assets less liabilities—(0.0%)			(144,489)

NET ASSETS—100.0%			$562,664,962

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Milestone 2035 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—96.8%
Vantagepoint Aggressive Opportunities Fund Class T		281,760	$3,414,925
Vantagepoint Core Bond Index Fund Class T		3,688,105	38,319,414
Vantagepoint Discovery Fund Class T		330,538	3,457,424
Vantagepoint Diversifying Strategies Fund Class T		5,617,786	58,874,393
Vantagepoint Equity Income Fund Class T		7,427,979	74,056,952
Vantagepoint Growth & Income Fund Class T		3,475,215	45,212,546
Vantagepoint Growth Fund Class T		3,173,120	44,233,287
Vantagepoint High Yield Fund Class T		923,520	8,847,319
Vantagepoint Inflation Focused Fund Class T		69,659	747,445
Vantagepoint International Fund Class T		5,484,274	59,230,164
Vantagepoint Low Duration Bond Fund Class T		299,951	3,032,501
Vantagepoint Mid/Small Company Index Fund Class T		1,721,592	36,050,145
Vantagepoint Select Value Fund Class T		280,501	3,413,694

Total Affiliated Mutual Funds (Cost $344,823,242)			378,890,209

EXCHANGE TRADED FUND—3.1%
Vanguard FTSE Emerging Markets ETF (Cost $12,717,804)		305,400	12,481,698

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14% (Cost $199,319)	¥	199,319	199,319

TOTAL INVESTMENTS—100.0% (Cost $357,740,365)			391,571,226
Other assets less liabilities—(0.0%)			(113,117)

NET ASSETS—100.0%			$391,458,109

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Milestone 2040 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—96.6%
Vantagepoint Aggressive Opportunities Fund Class T		297,524	$3,605,989
Vantagepoint Core Bond Index Fund Class T		1,501,517	15,600,758
Vantagepoint Discovery Fund Class T		348,562	3,645,955
Vantagepoint Diversifying Strategies Fund Class T		5,380,811	56,390,904
Vantagepoint Equity Income Fund Class T		8,213,076	81,884,369
Vantagepoint Growth & Income Fund Class T		3,564,096	46,368,892
Vantagepoint Growth Fund Class T		3,255,891	45,387,117
Vantagepoint High Yield Fund Class T		511,500	4,900,168
Vantagepoint International Fund Class T		5,782,514	62,451,147
Vantagepoint Mid/Small Company Index Fund Class T		1,801,124	37,715,546
Vantagepoint Select Value Fund Class T		296,295	3,605,911

Total Affiliated Mutual Funds (Cost $326,098,097)			361,556,756

EXCHANGE TRADED FUND—3.4%
Vanguard FTSE Emerging Markets ETF (Cost $13,093,429)		314,950	12,872,006

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14% (Cost $252,879)	¥	252,879	252,879

TOTAL INVESTMENTS—100.1% (Cost $339,444,405)			374,681,641
Other assets less liabilities—(0.1%)			(196,866)

NET ASSETS—100.0%			$374,484,775

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Milestone 2045 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—96.3%
Vantagepoint Aggressive Opportunities Fund Class T	125,559	$1,521,774
Vantagepoint Discovery Fund Class T	145,773	1,524,789
Vantagepoint Diversifying Strategies Fund Class T	2,182,519	22,872,796
Vantagepoint Equity Income Fund Class T	3,658,756	36,477,793
Vantagepoint Growth & Income Fund Class T	1,335,264	17,371,790
Vantagepoint Growth Fund Class T	1,510,554	21,057,117
Vantagepoint High Yield Fund Class T	160,466	1,537,265
Vantagepoint International Fund Class T	2,445,956	26,416,320
Vantagepoint Mid/Small Company Index Fund Class T	760,204	15,918,664
Vantagepoint Select Value Fund Class T	125,244	1,524,216

Total Affiliated Mutual Funds (Cost $138,796,678)		146,222,524

EXCHANGE TRADED FUND—3.7%
Vanguard FTSE Emerging Markets ETF (Cost $5,651,936)	136,850	5,593,060

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14% (Cost $141,019)	¥141,019	141,019

TOTAL INVESTMENTS—100.1% (Cost $144,589,633)		151,956,603
Other assets less liabilities—(0.1%)		(112,949)

NET ASSETS—100.0%		$151,843,654

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Vantagepoint Milestone 2050 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—96.3%
Vantagepoint Aggressive Opportunities Fund Class T	42,265	$512,256
Vantagepoint Discovery Fund Class T	49,081	513,390
Vantagepoint Diversifying Strategies Fund Class T	734,299	7,695,456
Vantagepoint Equity Income Fund Class T	1,233,899	12,301,971
Vantagepoint Growth & Income Fund Class T	449,683	5,850,381
Vantagepoint Growth Fund Class T	508,969	7,095,034
Vantagepoint High Yield Fund Class T	53,730	514,734
Vantagepoint International Fund Class T	824,468	8,904,253
Vantagepoint Mid/Small Company Index Fund Class T	256,062	5,361,939
Vantagepoint Select Value Fund Class T	42,211	513,711

Total Affiliated Mutual Funds (Cost $49,596,849)		49,263,125

EXCHANGE TRADED FUND—3.7%
Vanguard FTSE Emerging Markets ETF (Cost $1,912,662)	46,150	1,886,150

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.14% (Cost $47,815)	¥47,815	47,815

TOTAL INVESTMENTS—100.1% (Cost $51,557,326)		51,197,090
Other assets less liabilities—(0.1%)		(54,348)

NET ASSETS—100.0%		$51,142,742

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

Fair Value Measurements

The Company’s Board of Directors (“Board”) has established procedures for valuing portfolio securities and other assets (the “Valuation Procedures”). Pursuant to the Valuation Procedures, if market quotations are not readily available (or otherwise reliable) for a particular security or other asset, a fund must use the fair value of the asset, as determined in good faith by the Board. The Valuation Procedures include guidelines for making fair value determinations (the “Guidelines”). The Board has appointed a pricing committee (the “Pricing Committee”) for the purpose of implementing the Guidelines. The Pricing Committee includes representatives from Vantagepoint Investment Advisers, LLC (“VIA” or the “Adviser”) and officers of the Vantageppoint Funds (the “Company”). When applicable under the Valuation Procedures, the Pricing Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available (or otherwise reliable), based on the Guidelines, and reports such determinations to the Board.

The types of securities or other assets for which such fair value pricing may be necessary include, but are not limited to: certain foreign securities, securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed income securities for which there is no current market value quotation; and securities that are restricted as to transfer or resale; and certain derivatives. The need to fair value a fund’s portfolio securities or other assets may also result from low trading volume in foreign markets or thinly traded domestic securities, such as certain small cap securities. Securities or other assets may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time a fund calculates its NAV because an event that will affect their value has occurred since the closing prices were established on the relevant domestic or foreign exchange or market but before the fund’s NAV calculation.

In making a fair value determination for a given security or asset, the Pricing Committee considers one or more of the following factors regarding the security or other asset, as appropriate: fundamental analytical data relating to the investment in the security; nature and duration of any restriction on the disposition of the security; evaluation of the forces that influence the market in which the security is purchased and sold; type of security or asset; financial statements of issuer; cost at date of purchase; size of holding; discount from market value of unrestricted securities of the same class at the time of purchase; special reports prepared by analysts; information as to any transactions or offers with respect to the security or asset; existence of merger proposals or tender offers affecting the security or asset; price and extent of public trading in similar securities or other instruments of the issuer or comparable companies and other relevant matters; most recent closing market prices; existence of shelf registration for restricted securities; existence of any undertaking to register the security; other acceptable methods of valuing securities or other assets based on: (a) earnings multiples; (b) a discount from market of a similar freely traded security or other instrument; (c) yield to maturity with respect to debt issues; or (d) a combination of these methods; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities or other instruments traded on other markets, exchanges, or among dealers; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events and factors; with respect to securities or other instruments traded on foreign markets: (a) the value of foreign securities traded on other foreign markets; (b) ADR trading; (c) closed-end fund trading; (d) foreign currency exchange activity; and (e) the trading prices of financial products that are tied to baskets of foreign securities or other assets; with respect to an emergency or other unusual situation, an evaluation of (a) the nature and duration of the event; (b) the forces influencing the operation of the financial markets; (c) the factors relating to the event that precipitated the problem; (d) whether the event is likely to recur; (e) whether the effects of the event are isolated or whether they affect entire markets, countries, or regions; quotations obtained from one or more broker-dealers of the prices at which they would be willing to buy the security or other asset; and Black-Scholes model for valuing rights, warrants and financial contracts (and similarly structured instruments).

The Pricing Committee reviews its previous fair value determinations on a monthly basis or more frequently as necessary. Fair value processes and controls are subject to review by the Chief Compliance Officer of the Company, and fair value processes and fair value determinations are subject to review by the Board.

Valuing securities or other assets at fair value involves greater reliance on judgment than valuing securities that have readily available (and otherwise reliable) market quotations. There can be no assurance that the fund could obtain the fair value assigned to a security or instrument if it were to sell the security or other asset at approximately the time at which the fund determines its NAV per share. As a result, the fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3—	significant unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The significant unobservable inputs used in the fair value measurement of the fund’s investments include the probability of default, loss severity in the event of default, increases in market interest rates, downgrades to the issuer’s credit rating, potential for insolvency, government actions or pronouncements, and other financial and non-financial news. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the inputs used for fair valuations are accompanied by directionally similar changes in the assumption used for fair valuation determinations.

Investment Policy and Security Valuation

All equity securities that are traded on a national securities exchange (other than NASDAQ Global/Global Select and Capital Market securities traded primarily on the Nasdaq Stock Market, Inc. exchange (“NASDAQ”)) held by each fund normally will be valued at the last reported sale price or official close price (if available) on the exchange on which the security is primarily traded, and are categorized as Level 1 in the fair value hierarchy. If, on a particular day, an exchange-traded security does not trade on its primary exchange, then the price normally will be the mean between the closing bid and closing offer reported to the primary exchange and made available to quotation vendors or disseminated through an automated quotation system, or obtained by a pricing service from other quotation sources believed to be reliable and is generally categorized as Level 2 in the fair value hierarchy. NASDAQ Global/Global Select and Capital Market securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on any given day, no NOCP is available, the price of such securities normally will be the mean between the closing bid and closing offer reported on NASDAQ prior to the calculation of the net asset value (“NAV”) of a fund and are generally categorized as Level 1 in the fair value hierarchy. All equity securities not traded on a national securities exchange (“OTC Equities”) normally will be priced at the last reported sale price in the over-the-counter market and are generally categorized as Level 1 in the fair value hierarchy. If an OTC Equity does not trade in an over-the-counter market on a particular day, then the price normally will be the mean between the closing bid and closing offer obtained from a quotation service or other source believed to be reliable and is generally categorized as Level 1 in the fair value hierarchy. Prices for debt instruments and floating rate loans normally will be obtained from a pricing service. In determining prices, the pricing service may employ methodologies designed to identify the market value of debt instruments, which may include reference to actual market transactions, broker-dealer supplied quotations or valuations, matrix pricing, or other valuation techniques. These techniques generally consider such factors as securities’ prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations and are generally categorized as Level 2 in the fair value hierarchy. In the event a pricing service is unable to provide a price for a particular security, the security may be priced based on the average of two or more independent broker-dealer quotations and is generally categorized as Level 2 or Level 3 in the fair value hierarchy. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with the Guidelines and is generally categorized as Level 2 or Level 3 in the fair value hierarchy depending on the observability of market inputs. Except for certain foreign equity securities described later in this note, foreign exchange traded securities are valued in the same manner as domestic exchange traded equity securities and are generally categorized as Level 1 in the fair value hierarchy.

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ current NAVs for purchase and/or redemption orders that day and are categorized as Level 1 in the hierarchy.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Valuation of Certain Foreign Equity Securities

For foreign equity securities that are primarily traded in markets outside North and South America, the Board has approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security, which are generally categorized as Level 2 in the fair value hierarchy. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are primarily traded in markets outside North and South America which are generally categorized as Level 2 in the fair value hierarchy. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s Valuation Procedures and are generally categorized as Level 2 or Level 3 in the fair value hierarchy.

The valuation techniques used by the funds to measure fair value. During the three months period ended March 31, 2015 endeavored to maximize the use of observable inputs and minimize the use of unobservable inputs. The funds utilized fair value techniques such as a multi-dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

The following is a summary of the inputs used as of March 31, 2015, in valuing each fund’s investments carried at value:

Low Duration Bond Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$469,909,389	$—	$469,909,389
Floating Rate Loans	—	4,950,839	—	4,950,839
Mortgage-Backed Securities	—	39,932,208	—	39,932,208
U.S. Treasury Obligations	—	132,500,795	—	132,500,795
Government Related Obligations	—	37,243,101	—	37,243,101
Asset-Backed Securities	—	103,036,382	—	103,036,382
Money Market Funds	33,947,549	—	—	33,947,549

Total Investments in Securities	$33,947,549	$787,572,714	$—	$821,520,263

Derivative Instruments:
Assets:
Futures	50,922	—	—	50,922
Forward Currency Contracts	—	29,432	—	29,432

Total Assets	$50,922	$29,432	$—	$80,354

Liabilities:
Futures	(101,978)	—	—	(101,978)

Total Liabilities	$(101,978)	$—	$—	$(101,978)

Total Derivative Instruments	$(51,056)	$29,432	$—	$(21,624)

Inflation Focused Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$27,095,349	$—	$27,095,349
U.S. Treasury Obligations	—	483,640,418	—	483,640,418
Government Related Obligations	—	7,297,771	—	7,297,771
Asset-Backed Securities	—	2,339,318	—	2,339,318
Purchased Options	—	242,120	—	242,120
Certificates of Deposit	—	999,352	—	999,352
Money Market Funds	14,271,939	—	—	14,271,939

Total Investments in Securities	$14,271,939	$521,614,328	$—	$535,886,267

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Derivative Instruments:
Assets:
Futures	190,168	—	—	190,168

Total Assets	$190,168	$—	$—	$190,168

Liabilities:
Written Options	—	(345,016)	—	(345,016)
Futures	(417,940)	—	—	(417,940)
Swap Agreements	—	(3,131,081)	—	(3,131,081)

Total Liabilities	$(417,940)	$(3,476,097)	$—	$(3,894,037)

Total Derivative Instruments	$(227,772)	$(3,476,097)	$—	$(3,703,869)

High Yield Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Preferred Stocks	$1,177,969	$—	$—	$1,177,969
Convertible Preferred Stocks	—	146,784	—	146,784
Corporate Obligations	—	360,537,298	—	360,537,298
Floating Rate Loans	—	1,066,841	—	1,066,841
Asset-Backed Securities	—	708,950	—	708,950
Money Market Funds	42,331,360	—	—	42,331,360

Total Investments in Securities	$43,509,329	$362,459,873	$—	$405,969,202

Derivative Instruments:
Assets:
Futures	22,582	—	—	22,582
Forward Currency Contracts	—	674,829	—	674,829

Total Assets	$22,582	$674,829	$—	$697,411

Liabilities:
Futures	(36,905)	—	—	(36,905)
Forward Currency Contracts	—	(34,430)	—	(34,430)

Total Liabilities	$(36,905)	$(34,430)	$—	$(71,335)

Total Derivative Instruments	$(14,323)	$640,399	$—	$626,076

Equity Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$2,242,702,237	$18,496,743	$—	$2,261,198,980
Rights	—	36,871	—	36,871
Money Market Funds	159,633,942	—	—	159,633,942

Total Investments in Securities	$2,402,336,179	$18,533,614	$—	$2,420,869,793

Growth & Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,642,471,489	$13,143,492	$—	$1,655,614,981
Money Market Funds	85,386,272	—	—	85,386,272

Total Investments in Securities	$1,727,857,761	$13,143,492	$—	$1,741,001,253

Growth Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$2,272,165,584	$—	$—	$2,272,165,584
Money Market Funds	73,421,955	—	—	73,421,955

Total Investments in Securities	$2,345,587,539	$—	$—	$2,345,587,539

Select Value Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$432,477,813	$—	$—	$432,477,813
Money Market Funds	24,985,262	—	—	24,985,262

Total Investments in Securities	$457,463,075	$—	$—	$457,463,075

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Aggressive Opportunities Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,112,822,885	$—	$—	$1,112,822,885
Money Market Funds	94,768,990	—	—	94,768,990

Total Investments in Securities	$1,207,591,875	$—	$—	$1,207,591,875

Discovery Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$150,234,753	$744,446	$—	$150,979,199
Corporate Obligations	—	66,967,882	—	66,967,882
Mortgage-Backed Securities	—	11,556,878	—	11,556,878
U.S. Treasury Obligations	—	54,084,527	—	54,084,527
Government Related Obligations	—	6,311,892	—	6,311,892
Asset-Backed Securities	—	9,323,511	—	9,323,511
Money Market Funds	24,401,006	—	—	24,401,006

Total Investments in Securities	$174,635,759	$148,989,136	$—	$323,624,895

Derivative Instruments:
Assets:
Futures	1,036,942	—	—	1,036,942

Total Assets	$1,036,942	$—	$—	$1,036,942

Total Derivative Instruments	$1,036,942	$—	$—	$1,036,942

International Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$174,134,475	$1,347,870,733	$—	$1,522,005,208
Preferred Stocks	—	12,501,017	—	12,501,017
Rights	—	174,062	—	174,062
Money Market Funds	146,089,574	—	—	146,089,574

Total Investments in Securities	$320,224,049	$1,360,545,812	$—	$1,680,769,861

Diversifying Strategies Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$62,441,007	$—	$—	$62,441,007
Convertible Preferred Stocks	9,364,844	10,295,412	—	19,660,256
Corporate Obligations	—	335,820,663	—	335,820,663
Floating Rate Loans	—	4,046,555	—	4,046,555
Mortgage-Backed Securities	—	63,729,304	—	63,729,304
Convertible Debt Obligations	—	404,648,676	—	404,648,676
U.S. Treasury Obligations	—	135,097,716	—	135,097,716
Government Related Obligations	—	35,631,059	—	35,631,059
Asset-Backed Securities	—	34,589,475	—	34,589,475
Money Market Funds	24,772,865	—	—	24,772,865

Total Investments in Securities	$96,578,716	$1,023,858,860	$—	$1,120,437,576

Derivative Instruments:
Assets:
Futures	2,349,077	—	—	2,349,077
Forward Currency Contracts	—	106,596	—	106,596

Total Assets	$2,349,077	$106,596	$—	$2,455,673

Liabilities:
Futures	(75,482)	—	—	(75,482)

Total Liabilities	$(75,482)	$—	$—	$(75,482)

Total Derivative Instruments	$2,273,595	$106,596	$—	$2,380,191

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Core Bond Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$415,671,441	$—	$415,671,441
Mortgage-Backed Securities	—	523,754,934	—	523,754,934
U.S. Treasury Obligations	—	600,544,205	—	600,544,205
Government Related Obligations	—	154,820,764	—	154,820,764
Asset-Backed Securities	—	9,574,006	—	9,574,006
Money Market Funds	128,312,129	—	—	128,312,129

Total Investments in Securities	$128,312,129	$1,704,365,350	$—	$1,832,677,479

500 Stock Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$852,144,418	$—	$—	$852,144,418
U.S. Treasury Obligations	—	1,434,407	—	1,434,407
Money Market Funds	34,280,863	—	—	34,280,863

Total Investments in Securities	$886,425,281	$1,434,407	$—	$887,859,688

Derivative Instruments:
Assets:
Futures	175,026	—	—	175,026

Total Assets	$175,026	$—	$—	$175,026

Total Derivative Instruments	$175,026	$—	$—	$175,026

Broad Market Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$903,959,502	$—	$—	$903,959,502
U.S. Treasury Obligations	—	449,889	—	449,889
Rights	—	12,143	—	12,143
Warrants	—	250	—	250
Money Market Funds	26,171,039	—	—	26,171,039

Total Investments in Securities	$930,130,541	$462,282	$—	$930,592,823

Derivative Instruments:
Assets:
Futures	50,749	—	—	50,749

Total Assets	$50,749	$—	$—	$50,749

Total Derivative Instruments	$50,749	$—	$—	$50,749

Mid/Small Company Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$749,429,507	$—	$—	$749,429,507
U.S. Treasury Obligations	—	509,946	—	509,946
Rights	—	37,973	—	37,973
Warrants	—	766	—	766
Money Market Funds	62,950,988	—	—	62,950,988

Total Investments in Securities	$812,380,495	$548,685	$—	$812,929,180

Derivative Instruments:
Assets:
Futures	316,907	—	—	316,907

Total Assets	$316,907	$—	$—	$316,907

Total Derivative Instruments	$316,907	$—	$—	$316,907

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Overseas Equity Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$277	$284,475,835	$—	$284,476,112
Preferred Stocks	—	1,913,274	—	1,913,274
U.S. Treasury Obligations	—	214,987	—	214,987
Rights	—	54,348	—	54,348
Money Market Funds	26,801,696	—	—	26,801,696

Total Investments in Securities	$26,801,973	$286,658,444	$—	$313,460,417

Derivative Instruments:
Assets:
Futures	30,201	—	—	30,201

Total Assets	$30,201	$—	$—	$30,201

Total Derivative Instruments	$30,201	$—	$—	$30,201

See Schedule of Investments for identification of securities by industry classification.

As of March 31, 2015 the funds did not hold significant investments in Level 3 securities. During the year-to-date period ended March 31, 2015, the Diversifying Strategies Fund had securities transferred from Level 1 to Level 2 with a total market value of $4,970,134, or 0.4% of the net assets of the fund. There were no transfers within other funds.

When Issued Securities

The funds may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of the securities is subject to market fluctuation beginning on the purchase commitment date. Typically, no income accrues on securities that a fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has segregated to cover these positions.

To-Be-Announced (“TBA”) Securities

A TBA security is a forward mortgage-backed securities trade. Pass-through securities issued by Freddie Mac, Fannie Mae and Ginnie Mae trade in the TBA market. The term TBA is derived from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made. The securities are “to be announced” 48 hours prior to the established trade settlement date. The fund also relies on the seller to complete the transaction. The seller’s failure to do so may cause a fund to miss a price or yield considered advantageous to the fund, and a fund bears the risk of loss in the event of the default or bankruptcy of the seller.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies will be translated (but not actually converted) into U.S. dollars daily at the exchange rate of such currencies against the U.S. dollar supplied by the WM/Reuters Intraday Spot exchange rates as of 4:00 pm Eastern Time. Purchases and sales of securities, income receipts and expense payments are translated (but not actually converted) into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Currency symbols utilized throughout the notes to these financial statements are defined as follows:

EUR	— European Monetary Unit
GBP	— British Pound
USD	— U.S. Dollar

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Options (other than Swaptions)

Exchange traded options normally will be priced based on the last reported sale price or official closing price (if available) on the exchange on which the option is primarily traded, as provided by a pricing service. If on a particular day, an option does not trade on its primary exchange, the fund’s custodian will calculate and use the mean between the closing bid and closing offer reported to the exchange and obtained from a pricing service and such options are generally categorized as Level 1 in the hierarchy.

Non-exchange traded (i.e., over-the-counter) options normally will be priced using an option valuation model, which incorporates relevant parameters (e.g., implied volatility; current value of underlier). Such prices will be provided by a pricing service and these options are generally categorized as Level 2 in the hierarchy.

In the event a pricing service is unable to provide a price for a particular option, the option may be priced based on the average of two or more independent broker-dealer quotations, pursuant to the Valuation Procedures, or at its fair value determined in accordance with the Valuation Procedures and is generally categorized as Level 2 in the hierarchy.

Futures

Futures contracts normally will be priced at their settlement prices established and reported each day on the exchange on which they are traded, as provided by a pricing service and are generally categorized as Level 1 in the hierarchy. In the event a pricing service is unable to provide a price for a particular futures contract, the value of the contract will be priced at its fair value in accordance with the Valuation Procedures and generally such futures are categorized as Level 2 in the hierarchy.

Futures exchange abbreviations utilized throughout the notes to these financial statements are defined as follows:

CBT	— Chicago Board of Trade Exchange
CME	— Chicago Mercantile Exchange
NYF	— New York Futures Exchange

Forward Currency Contracts

Forward currency contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 pm Eastern Time. In the event WM/Reuters (or a designated pricing service) is unable to provide a rate for a particular contract, the fair value of the contract will be determined in accordance with the Valuation Procedures and generally such contracts are categorized as Level 2 in the hierarchy.

Interest Rate Swaps and Inflation Swaps

Interest rate and inflation swaps normally will be priced based on the applicable swap valuation model (i.e., interest rate or inflation) which incorporates a snapshot of the relevant swap curve (interest rate curve or inflation rate curve, as applicable). Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swap, the fair value of the swap will be determined in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant swap curve, deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in a swaption valuation model. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swaption, the fair value of the swaption will be determined in accordance with the Valuation Procedures and generally such swaptions are categorized as Level 2 in the hierarchy.

Total Return Swaps

Total return swaps are normally priced based on a valuation model that incorporates cash flow forecasts for the reference asset and a snapshot of the relevant interest rate swap curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular total return swap, the fair value of the swap will be determined in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Floating Rate Loans

Floating rate loans are debt securities or other interests issued by companies or other entities with floating interest rates that reset periodically. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock or other debt instruments) in the event of bankruptcy. Floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Floating rate loans may be acquired from a lender or through the agent as an assignment from another lender who holds a floating rate loan, or as a participation interest in another lender’s portion of the floating rate loan or portion thereof. Investments in floating rate loans have risks that are similar to those of fixed income securities. In addition, floating rate loans carry the risk of impairment of collateral. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As such, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans may also carry liquidity risk. Floating rate loans generally are subject to legal or contractual restrictions on resale. Therefore, the liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. If the credit quality of a floating rate loan suffers a significant decline, the secondary trading market for that same loan may also decline, making it more difficult to sell and to value. Difficulty in selling a floating rate loan can result in a loss.

Tax Basis Unrealized Appreciation (Depreciation)

As of March 31, 2015, net unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Low Duration Bond	$817,590,282	$5,077,840	$1,147,859	$3,929,981
Inflation Focused	526,669,929	11,358,809	2,142,471	9,216,338
High Yield	418,364,668	3,325,734	15,721,200	(12,395,466)
Equity Income	2,056,905,851	443,344,594	79,380,652	363,963,942
Growth & Income	1,301,593,798	468,737,680	29,330,225	439,407,455
Growth	1,720,535,916	644,670,588	19,618,965	625,051,623
Select Value	387,973,226	88,837,722	19,347,873	69,489,849
Aggressive Opportunities	979,069,504	262,133,101	33,610,730	228,522,371
Discovery	302,571,594	28,760,496	7,707,195	21,053,301
International	1,532,260,886	234,692,972	86,183,997	148,508,975
Diversifying Strategies	1,094,980,365	39,265,766	13,808,555	25,457,211
Core Bond Index	1,792,085,609	47,903,943	7,312,073	40,591,870
500 Stock Index	561,354,196	336,628,696	10,123,204	326,505,492
Broad Market Index	511,783,118	451,796,156	32,986,451	418,809,705
Mid/Small Company Index	585,684,844	265,685,416	38,441,080	227,244,336
Overseas Equity Index	296,041,313	45,890,376	28,471,272	17,419,104
Model Portfolio Conservative Growth	636,842,875	36,525,441	5,938,015	30,587,426
Model Portfolio Traditional Growth	1,569,001,529	187,675,344	6,703,902	180,971,442
Model Portfolio Long-Term Growth	1,999,368,593	291,593,575	4,707,567	286,886,008
Model Portfolio All-Equity Growth	837,395,219	134,917,977	692,860	134,225,117
Milestone Retirement Income	332,548,991	5,802,507	4,046,328	1,756,179
Milestone 2010	284,421,845	10,756,404	2,925,720	7,830,684
Milestone 2015	560,972,382	23,795,738	3,468,239	20,327,499
Milestone 2020	741,799,661	43,752,485	3,756,120	39,996,365
Milestone 2025	637,373,998	45,223,223	2,301,743	42,921,480
Milestone 2030	523,533,974	40,978,642	1,703,165	39,275,477
Milestone 2035	362,344,630	30,249,930	1,023,334	29,226,596
Milestone 2040	344,542,137	31,002,104	862,600	30,139,504
Milestone 2045	144,682,909	8,019,625	745,931	7,273,694
Milestone 2050	51,589,174	974,593	1,366,677	(392,084)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Investments in Derivative Instruments

Some of the funds use derivative instruments in pursuing their investment objectives. The following table and discussion provides more detailed information about a fund’s derivative usage.

Futures Contracts (“Futures”)

A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date.

Certain funds may enter into futures to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing fixed income securities prices to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal in a timely manner on the instrument), stock market risk (the risk that stock prices overall will decline over short or extended periods), or foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar).

Certain funds may use futures to seek to increase portfolio value, by increasing or decreasing their exposure to changes in the market value of the specific underlying security, foreign currency, or index.

Futures may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Focused	*	*		*	*	*
High Yield	*	*		*	*	*
Equity Income			*	*	*
Growth & Income			*	*	*
Growth			*	*	*
Select Value			*	*	*
Aggressive Opportunities			*	*	*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*
Core Bond Index	*				*
500 Stock Index					*
Broad Market Index					*
Mid/Small Company Index					*
Overseas Equity Index				*	*

Upon entering into the futures contract, the fund agrees to deposit an amount equal to a certain percentage of the contract notional value (initial margin). The fund agrees to subsequently receive or pay an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Use of futures may involve risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with futures include: the risk that a particular future may be difficult to purchase or sell (liquidity risk); the risk that certain futures may be more sensitive than traditional investments to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the future, and the inability of the future to correlate perfectly, or at all, with the value of the underlying asset, reference rate, or index it is designed to closely track (valuation risk); the risk that the fund may lose substantially more than the amount invested and that the fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk).

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

As of March 31, 2015, the following funds had open futures contracts outstanding:

Low Duration Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
84	CBT	U.S. 2 Year Treasury Note	June 2015	$18,409,125	$50,922

Sold
119	CBT	U.S. 5 Year Treasury Note	June 2015	$14,305,102	$(101,978)

					$(51,056)

Inflation Focused Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
101	CBT	U.S. 10 Year Treasury Note	June 2015	$13,019,531	$100,366
72	CBT	U.S. 5 Year Treasury Note	June 2015	8,655,188	89,802

					$190,168

Sold
3	CME	90-Day EURODollar	June 2015	$747,525	$(168)
4	CME	90-Day EURODollar	September 2015	995,200	(476)
6	CME	90-Day EURODollar	December 2015	1,490,175	(942)
5	CME	90-Day EURODollar	March 2016	1,239,500	(834)
4	CBT	U.S. 2 Year Treasury Note	June 2015	876,625	(2,595)
72	CBT	U.S. Long Bond	June 2015	11,799,000	(181,843)
73	CBT	U.S. Ultra Bond	June 2015	12,400,875	(231,082)

					$(417,940)

					$(227,772)

High Yield Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
18	CBT	U.S. 10 Year Treasury Note	June 2015	$2,320,313	$22,582

Sold
50	CBT	U.S. 5 Year Treasury Note	June 2015	$6,010,547	$(36,905)

					$(14,323)

Discovery Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
1,211	NYF	E-MINI Russell 2000 Index	June 2015	$151,241,790	$1,036,942

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Diversifying Strategies Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
2,743	NYF	E-MINI Russell 2000 Index	June 2015	$342,573,270	$2,327,223
36	CBT	U.S. 2 Year Treasury Note	June 2015	7,889,625	21,854

					$2,349,077

Sold
87	CBT	U.S. 5 Year Treasury Note	June 2015	$10,458,352	$(75,482)

					$2,273,595

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
326	CME	E-MINI S&P 500 Index	June 2015	$33,591,040	$175,026

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
7	NYF	E-MINI Russell 2000 Index	June 2015	$874,230	$13,353
78	CME	E-MINI S&P 500 Index	June 2015	8,037,120	26,735
5	CME	E-MINI S&P MidCap 400	June 2015	759,900	10,661

					$50,749

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
50	NYF	E-MINI Russell 2000 Index	June 2015	$6,244,500	$172,762
36	CME	E-MINI S&P MidCap 400	June 2015	5,471,280	144,145

					$316,907

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
55	NYF	MINI MSCI EAFE Equity Index	June 2015	$5,032,225	$30,201

Forward Currency Contracts

A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Certain funds may enter into forward currency contracts to manage foreign currency risk. Foreign currency risk is the risk that a fund’s investment in or exposure to foreign currencies or securities denominated in foreign currencies may cause the fund to experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar, or, in the case of hedged positions, the risk that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in U.S. dollars held by a fund.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Certain funds also may enter into forward currency contracts to obtain or adjust investment exposure to a foreign currency.

Forward currency contracts may be used by the following funds for the following purposes:

Fund	Manage Foreign Currency Risk	Obtain or Adjust Investment Exposure to Foreign Currencies
Low Duration Bond	*	*
Inflation Focused	*	*
High Yield	*	*
Equity Income	*
Growth & Income	*
Growth	*
Select Value	*
Aggressive Opportunities	*
Discovery	*	*
International	*	*
Diversifying Strategies	*	*
Overseas Equity Index	*

Risks of entering into forward currency contracts include the possibility that a fund may lose money. For example, foreign currency values may change unfavorably relative to the U.S. dollar, there may be an illiquid market, or a change in the value of the contracts may not correlate with changes in the value of the underlying currency. The use of over-the-counter forward currency contracts includes counterparty risk, which is the risk that the other party to a contract may not fulfill its obligations.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract.

As of March 31, 2015, the following funds had open forward currency contracts outstanding:

Low Duration Bond Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2015	Net Unrealized Appreciation
Sale	HSBC Bank plc	GBP	USD	04/09/2015	$1,066,280	$1,036,848	$29,432

High Yield Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2015	Net Unrealized Appreciation/ (Depreciation)
Sale	JPMorgan Chase Bank NA	EUR	USD	04/01/2015	$15,805,392	$15,313,201	$492,191
Sale	JPMorgan Chase Bank NA	EUR	USD	04/30/2015	16,376,619	16,392,171	(15,552)
Sale	JPMorgan Chase Bank NA	GBP	USD	04/01/2015	6,011,400	5,828,762	182,638
Sale	JPMorgan Chase Bank NA	GBP	USD	04/30/2015	5,808,881	5,827,759	(18,878)

							$640,399

Diversifying Strategies Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2015	Net Unrealized Appreciation
Sale	JPMorgan Chase Bank NA	EUR	USD	04/09/2015	$3,645,556	$3,538,960	$106,596

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Option Contracts (“Options”)

An option gives the holder the right but not the obligation to enter into a transaction (e.g., the purchase or sale of a security, an index of securities or another instrument, such as a futures contract) with another party on or before a specific date at a specified price (called the strike price). The counterparty is obligated to enter into the transaction if the holder elects to exercise the option. A call option gives the holder the right to purchase the underlying security or instrument from the other party; a put option gives the holder the right to sell the underlying security or instrument to the other party.

Certain funds may enter into options to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing prices of fixed income securities to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner), stock market risk (the risk that stock prices overall will decline over short or extended periods), and foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Some funds also may use options to obtain or adjust investment exposure to certain assets, asset classes, or foreign currencies.

Option contracts may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Focused	*	*		*	*	*
High Yield	*	*		*	*	*
Equity Income			*		*
Growth & Income			*		*
Growth			*		*
Select Value			*		*
Aggressive Opportunities			*		*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security that the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes (sells) a call or put option, an amount equal to the premium received by the fund is recorded as a liability, and the value of each option is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Option contract transactions may incur a commission, in addition to the premium paid or received.

A risk in writing (selling) a call option is that the fund gives up the opportunity for profit if the market price of the security increases to or above the strike price and the option is exercised. A risk in writing (selling) a call option on a futures contract is that the fund may incur a loss if the market value of the underlying futures contract increases and the option is exercised. A risk in writing a put option is that the fund may incur a loss if the market price of the security, or futures contract decreases and the option is exercised. A risk in buying an option is that the fund pays a premium whether or not the option is exercised. The use of over-the-counter option contracts may also include counterparty risk, which is the risk that the other party to the contract may not fulfill its obligations.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

As of March 31, 2015, the funds had no open written option contracts.

Swap Agreements (“Swaps”)

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap may be negotiated bilaterally and traded over-the-counter between the two parties. Such bilateral swaps are two-party contracts entered into primarily by institutional investors. The swap counterparty is typically a brokerage firm, bank, or other financial institution. Certain over-the-counter swaps may be submitted for central clearing. In addition, certain standardized swaps are subject to mandatory central clearing and certain cleared swaps are subject to mandatory exchange-trading. Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouse serving as central counterparty and, as applicable, may be executed through a swap execution facility. A fund posts initial and variation margin to support its obligations under cleared swaps. In a cleared swap, a fund’s ultimate counterparty is the central clearinghouse. In a typical “swap” transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, such as specified interest rates, a particular foreign currency, or a “basket” of securities or commodities as represented by a particular index. The gross returns to be exchanged or “swapped” between the parties are generally calculated based on the return on or change in value of a “notional amount”, i.e. the predetermined dollar amount on which the dollar amount of gross returns are calculated.

Swap contract provisions and underlying assets are varied and may be customized to the specifications of the swap parties. Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the total return of the assets underlying the contract, which may include a specified security, basket of securities or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced fixed income security in the event of a default or other agreed upon credit related event by the issuer of the debt obligation. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Inflation rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive a fixed rate in exchange for the rate of change of an inflation index with respect to a notional amount of principal.

Certain funds may enter into swaps to manage certain risks (e.g. interest rate risk, which is the risk that interest rates will rise, causing prices of fixed income securities to fall, and credit risk, which is the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaps to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaps may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Foreign Currency Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*	*
Inflation Focused	*	*	*	*
High Yield	*	*	*	*
Discovery	*	*	*	*
Diversifying Strategies	*	*	*	*

The risks of entering into swaps include the possible lack of liquidity and unfavorable changes in the underlying investments or instruments. The use of swaps also includes counterparty risk, which is the risk that the other party to a swap may not fulfill its obligations. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but it does not eliminate these risks completely. There is also a risk of loss of initial and variation margin deposits in the event of a futures commission merchant or clearinghouse bankruptcy.

In certain types of swap transactions, the risk of loss may be increased because the fund is required to make additional or higher payments to the counterparty futures commission merchant, or clearinghouse as a result of market volatility. Transactions executed on a swap execution facility may increase liquidity, while swaps not traded on exchanges or other organized markets may be considered illiquid.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Swap value changes, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. A realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of a swap.

As of March 31, 2015, the following swaps were outstanding:

Inflation Focused Fund

Centrally Cleared Interest Rate Swaps
Rates Exchanged
Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount		Premium	Net Unrealized Appreciation (Depreciation)
2.75%	3 Month Libor	06/17/2025	USD	3,600,000	$(198,842)	$(19,336)
2.75%	3 Month Libor	06/19/2043	USD	1,000,000	117,550	(199,882)
3.25%	3 Month Libor	06/17/2045	USD	1,800,000	(234,162)	(88,022)
3.50%	3 Month Libor	12/18/2043	USD	700,000	25,066	(195,085)
3.50%	3 Month Libor	12/17/2044	USD	2,200,000	(88,530)	(433,905)
3.75%	3 Month Libor	06/18/2044	USD	300,000	(23,448)	(66,295)

					$(402,366)	$(1,002,525)

Inflation Linked Swaps
	Rates Exchanged
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Premium	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	1.83%	CPI Urban Consumers NSA	11/29/2016	USD 1,100,000	$(245)	$(31,079)
BNP Paribas SA	2.25%	CPI Urban Consumers NSA	07/15/2017	USD 5,100,000	6,020	(297,017)
BNP Paribas SA	2.50%	CPI Urban Consumers NSA	07/15/2022	USD 2,900,000	42,218	(324,721)
Deutsche Bank AG	(0.07)%	CPI Urban Consumers NSA	12/22/2015	USD 2,600,000	—	(10,106)
Deutsche Bank AG	1.47%	CPI Urban Consumers NSA	11/21/2016	USD 500,000	—	(9,624)
Deutsche Bank AG	1.73%	CPI Urban Consumers NSA	03/04/2019	USD 375,000	—	(3,280)
Deutsche Bank AG	1.80%	CPI Urban Consumers NSA	01/17/2016	USD 1,200,000	(440)	(24,348)
Deutsche Bank AG	1.83%	CPI Urban Consumers NSA	11/29/2016	USD 2,400,000	(706)	(67,638)
Deutsche Bank AG	1.85%	CPI Urban Consumers NSA	11/29/2016	USD 3,600,000	—	(104,736)
Deutsche Bank AG	1.86%	CPI Urban Consumers NSA	11/05/2016	USD 2,000,000	—	(58,418)
Deutsche Bank AG	1.93%	CPI Urban Consumers NSA	02/10/2017	USD 2,900,000	—	(82,895)
Deutsche Bank AG	2.17%	CPI Urban Consumers NSA	11/01/2018	USD 1,300,000	—	(58,883)
Deutsche Bank AG	2.50%	CPI Urban Consumers NSA	07/15/2022	USD 500,000	3,650	(52,358)
Goldman Sachs Bank USA	1.73%	CPI Urban Consumers NSA	04/15/2016	USD 6,400,000	(13,580)	(163,297)
Goldman Sachs Bank USA	2.21%	CPI Urban Consumers NSA	10/11/2018	USD 5,200,000	—	(244,764)
Royal Bank of Scotland plc	1.93%	CPI Urban Consumers NSA	10/31/2016	USD 5,300,000	—	(166,275)
Royal Bank of Scotland plc	1.94%	CPI Urban Consumers NSA	10/23/2016	USD 1,100,000	(3,245)	(31,353)
Royal Bank of Scotland plc	1.55%	CPI Urban Consumers NSA	11/05/2016	USD 7,500,000	—	(155,807)
Royal Bank of Scotland plc	2.25%	CPI Urban Consumers NSA	07/15/2017	USD 4,200,000	2,313	(241,957)

					$35,985	$(2,128,556)

Swap Options (“Swaptions”)

A swaption is a contract that gives the holder the right (but not the obligation), in return for the payment of a premium, to enter into a new swap agreement, or shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Certain funds may enter into swaptions to manage certain risks (e.g., interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaptions to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Swaptions may be used by the following funds for the following purposes:

	Manage Risk:		Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*
Inflation Focused	*	*	*
High Yield	*	*	*
Discovery	*	*	*
Diversifying Strategies	*	*	*

When a fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement (i.e., the fund may be required to enter into a new swap agreement, or to shorten, extend, cancel, or otherwise modify an existing swap agreement, even when there has been an unfavorable change in the value of the underlying swap). The use of swaptions includes counterparty risk, which is the risk that the other party to a swaption may not fulfill its obligations.

When a fund writes a call or put swaption, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the swaption written. Certain swaptions may be written with premiums to be determined on a future date. Premiums received from writing swaptions that expire are treated as realized gains. Premiums received from writing swaptions that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap to determine the realized gain or loss.

Funds may also purchase put and call swaptions. Purchasing put or call swaptions tends to increase the fund’s potential opportunity to benefit from favorable market value changes in the underlying swap without obligating the fund to participate in unfavorable market changes that may occur. Premiums paid for purchasing swaptions that expire are treated as realized losses. Certain swaptions may be purchased with premiums to be determined on a future date. The premiums for these swaptions are based upon implied volatility parameters at specified terms. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the swaption. When a fund exercises a put swaption, it will realize a gain or loss from the underlying swap and the proceeds will be decreased by the premium originally paid. When a fund exercises a call swaption, the cost of the swap that the fund purchases upon exercise will be increased by the premium originally paid.

Written swaption activity for the year-to-date period ended March 31, 2015, was as follows:

	Call Swaptions		Put Swaptions		Total
Inflation Focused	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 12/31/2014	15,300,000	$125,340	16,800,000	$327,280	32,100,000	$452,620

Written	13,700,000	114,220	—	—	13,700,000	114,220
Closed	(15,300,000)	(125,340)	—	—	(15,300,000)	(125,340)
Expired	—	—	(8,400,000)	(47,280)	(8,400,000)	(47,280)

Ending balance as of 03/31/2015	13,700,000	$114,220	8,400,000	$280,000	22,100,000	$394,220

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

As of March 31, 2015, the following fund had open written swaption contracts outstanding:

Inflation Focused Fund

Exchange	Counterparty	Contract	Notional Amount	Strike Rate	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
OTC	Morgan Stanley Capital Services LLC	Put—Interest Rate Swaption	$8,400,000	2.50%	12/11/2017	$71,221
OTC	Deutsche Bank AG	Call—Interest Rate Swaption	6,900,000	2.30%	5/29/2015	(23,759)
OTC	Morgan Stanley Capital Services LLC	Call—Interest Rate Swaption	3,400,000	0.66%	1/19/2016	986
OTC	Morgan Stanley Capital Services LLC	Call—Interest Rate Swaption	3,400,000	0.52%	1/19/2016	756

						$49,204

Portfolio Securities Loaned

Certain funds lend securities to approved borrowers to seek to earn additional income. As of March 31, 2015, certain funds had loaned securities, which were collateralized by cash or other forms of collateral at least equal to the market value of the securities loaned as provided for in the Company’s Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A. The funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. The fund may terminate a loan at any time and generally expects to receive the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

The funds will be indemnified by the custodian for securities lending programs conducted through the custodian if, at the time of a default by a borrower, some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the funds’ accounts securities of the same number, issue, type, class and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ accounts an amount equal to the market value of the unreturned loaned securities. For purposes of calculating the amount of credit to a fund’s account, the market value of U.S. securities will be determined as of the date on which the custodian posts the credit to the fund and the market value of the U.S. securities may be more or less than it was on the date the securities were due to be returned to the fund. For non-U.S. securities, the market value of the securities to be credited to a fund is determined as of the date the securities were due to be returned to the fund.

The market value of the securities on loan and the value of the related collateral as of March 31, 2015, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$4,986,322	$5,119,433	103%
High Yield	32,063,641	32,800,035	102%
Equity Income	74,312,809	76,164,819	102%
Growth & Income	7,854,013	8,162,305	104%
Growth	8,434,257	8,643,894	102%
Select Value	7,807,122	8,094,587	104%
Aggressive Opportunities	69,534,206	71,605,563	103%
Discovery	16,177,582	16,911,610	105%
International	98,839,829	104,519,745	106%
Core Bond Index	12,533,670	12,749,656	102%
500 Stock Index	2,686,098	2,767,894	103%
Broad Market Index	17,271,444	17,942,215	104%
Mid/Small Company Index	50,072,561	51,962,088	104%
Overseas Equity Index	21,822,232	23,132,373	106%

Item 2 (Controls and Procedures):

Sub-item 2(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures by registrant’s management as of a date within 90 days of the filing of this report.

Sub-item 2(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 (Exhibits): The required certifications of the principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Robert Schultze
Robert Schultze, Principal Executive Officer

Date	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Schultze
Robert Schultze, Principal Executive Officer

Date	May 29, 2015

By:	/s/ Gregory Dyson
Gregory Dyson, Principal Financial Officer

Date	May 28, 2015